As filed with the Securities and Exchange Commission on June 26, 2013

Securities Act File No. 2-95973

Investment Company Act File No. 811-4236

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 172	☒

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 173	☒
(Check appropriate box or boxes)

JPMORGAN TRUST II

(Exact Name of Registrant Specified in Charter)

270 Park Avenue

New York, New York, 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:

Gregory Samuels, Esq.	Jon S. Rand, Esq.
JPMorgan Chase & Co.	Dechert LLP
270 Park Avenue	1095 Avenue of the Americas
New York, NY 10017	New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☒	on July 1, 2013 pursuant to paragraph (b).
☐	on (date) pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

J.P. Morgan Money Market Funds

Service Shares

July 1, 2013

JPMorgan Prime Money Market Fund	Ticker: JPSXX
JPMorgan Liquid Assets Money Market Fund	Ticker: OPSXX
JPMorgan U.S. Government Money Market Fund	Ticker: SJGXX
JPMorgan U.S. Treasury Plus Money Market Fund	Ticker: JPVXX
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Ticker: JTVXX
JPMorgan Municipal Money Market Fund	Ticker: SJMXX
JPMorgan California Municipal Money Market Fund	Ticker: JCVXX
JPMorgan New York Municipal Money Market Fund	Ticker: JNVXX
JPMorgan Ohio Municipal Money Market Fund	Ticker: JOSXX

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan Prime Money Market Fund

Class/Ticker: Service/JPSXX

The Fund’s Objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Service
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.60
Other Expenses	0.38
Shareholder Service Fees	0.30
Remainder of Other Expenses	0.08

Total Annual Fund Operating Expenses	1.06
Fee Waivers and Expense Reimbursements[1]	(0.01)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.05

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of the Service Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.05% of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
SERVICE SHARES ($)	107	336	584	1,293

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations,

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities,

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities,

•	asset-backed securities,

•	repurchase agreements and reverse repurchase agreements, and

•	taxable municipal obligations.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the banking industry. The Fund may, however, invest less than 25% of its total assets in this industry as a temporary defensive measure.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

JULY 1, 2013	1

JPMorgan Prime Money Market Fund (continued)

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal

Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Concentration Risk. Because the Fund will invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the banking industry. The profitability of banks depends largely on the availability and cost of funds, which can change depending on economic conditions.

Foreign Securities Risk. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These

2	J.P. MORGAN MONEY MARKET FUNDS

risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, and regulatory issues facing issuers in such foreign countries. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Service Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The performance of Service Shares shown is based on the performance of Class B Shares prior to the inception of the Service Shares. The actual returns of Service Shares would have been lower than those shown because Service Shares have higher expenses than Class B Shares.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	3Q 2007	1.12%
Worst Quarter	2Q, 3Q and 4Q 2009	0.00%
	1Q, 2Q, 3Q and 4Q 2010
	1Q, 2Q, 3Q and 4Q 2011
	1Q, 2Q, 3Q and 4Q 2012

JULY 1, 2013	3

JPMorgan Prime Money Market Fund (continued)

The Fund’s year-to-date total return as of 3/31/13 was 0.00%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
SERVICE SHARES	0.01%	0.44%	1.34%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

Purchase minimums

For Service Shares
To establish an account	$10,000,000
To add to an account	No minimum levels

You may purchase or redeem shares on any business day that the Fund is open

•	Through your financial intermediary
•	By writing to J.P. Morgan Institutional Funds Service Center 500 Stanton Christiana Road, 3-OPS3, Newark DE 19713
•	After you open an account, by calling J.P. Morgan Institutional Funds Service Center at 1-800-766-7722

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4	J.P. MORGAN MONEY MARKET FUNDS

JPMorgan Liquid Assets Money Market Fund

Class/Ticker: Service/OPSXX

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Service
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.60
Other Expenses	0.39
Shareholder Service Fees	0.30
Remainder of Other Expenses	0.09

Total Annual Fund Operating Expenses	1.07
Fee Waivers and Expense Reimbursements[1]	(0.02)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.05

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Service Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.05% of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
SERVICE SHARES ($)	107	338	588	1,304

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations,

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities,

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities,

•	asset-backed securities,

•	repurchase agreements and reverse repurchase agreements, and

•	taxable municipal obligations.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Fund may, however, invest less than 25% of its

JULY 1, 2013	5

JPMorgan Liquid Assets Money Market Fund (continued)

total assets in this industry if warranted due to adverse economic conditions or if investing less than 25% appears to be in the best interest of shareholders.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. There-fore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Concentration Risk. Because the Fund will invest a significant portion of its assets in securities of companies in the financial services industry, developments affecting the financial services

6	J.P. MORGAN MONEY MARKET FUNDS

industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the financial services industry. In addition, financial services companies are highly dependent on the supply of short-term financing.

Foreign Securities Risk. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, and regulatory issues facing issuers in such foreign countries. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Service Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The performance of Service Shares is based on the performance of the Investor Shares prior to the inception of the Service Shares.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	4Q 2006	1.11%
	3Q 2007
Worst Quarter	2Q, 3Q and 4Q 2009	0.00%
	1Q, 2Q and 3Q 2010
	1Q, 2Q, 3Q and 4Q 2011
	1Q, 2Q, 3Q and 4Q 2012

JULY 1, 2013	7

JPMorgan Liquid Assets Money Market Fund (continued)

The Fund’s year-to-date total return as of 3/31/13 was 0.00%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
SERVICE SHARES	0.01%	0.44%	1.36%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

Purchase minimums

For Service Shares
To establish an account	$10,000,000
To add to an account	No minimum levels

You may purchase or redeem shares on any business day that the Fund is open

•	Through your financial intermediary
•	By writing to J.P. Morgan Institutional Funds Service Center 500 Stanton Christiana Road, 3-OPS3, Newark DE 19713
•	After you open an account, by calling J.P. Morgan Institutional Funds Service Center at 1-800-766-7722

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8	J.P. MORGAN MONEY MARKET FUNDS

JPMorgan U.S. Government Money Market Fund

Class/Ticker: Service/SJGXX

The Fund’s Objective

The Fund seeks high current income with liquidity and stability of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Service
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.60
Other Expenses	0.38
Shareholder Service Fees	0.30
Remainder of Other Expenses	0.08

Total Annual Fund Operating Expenses	1.06
Fee Waivers and Expense Reimbursements[1]	(0.01)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.05

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Service Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.05% of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
SERVICE SHARES ($)	107	336	584	1,293

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities, and

•	repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

JULY 1, 2013	9

JPMorgan U.S. Government Money Market Fund (continued)

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

Mortgage-Related Securities Risk. Mortgage-related securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support.

Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

10	J.P. MORGAN MONEY MARKET FUNDS

Repurchase Agreement Risk. There is a risk that the counter-party to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

State and Local Taxation Risk. The Fund may invest in securities whose interest is subject to state and local income taxes. Consult your tax professional for more information.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Service Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The performance of Service Shares is based on the performance of the Capital Shares prior to the inception of the Service Shares.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	4Q 2006	1.09%
Worst Quarter	1Q, 2Q, 3Q and 4Q 2009	0.00%
	1Q and 2Q 2010
	1Q, 2Q, 3Q and 4Q 2011
	1Q, 2Q, 3Q and 4Q 2012

The Fund’s year-to-date total return as of 3/31/13 was 0.00%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
SERVICE SHARES	0.00%	0.31%	1.25%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

Purchase minimums

For Service Shares
To establish an account	$10,000,000
To add to an account	No minimum levels

You may purchase or redeem shares on any business day that the Fund is open

•	Through your financial intermediary
•	By writing to J.P. Morgan Institutional Funds Service Center 500 Stanton Christiana Road, 3-OPS3, Newark DE 19713
•	After you open an account, by calling J.P. Morgan Institutional Funds Service Center at 1-800-766-7722

JULY 1, 2013	11

JPMorgan U.S. Government Money Market Fund (continued)

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12	J.P. MORGAN MONEY MARKET FUNDS

JPMorgan U.S. Treasury Plus Money Market Fund

Class/Ticker: Service/JPVXX

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Service
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.60
Other Expenses	0.38
Shareholder Service Fees	0.30
Remainder of Other Expenses	0.08

Total Annual Fund Operating Expenses	1.06
Fee Waivers and Expense Reimbursements[1]	(0.01)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.05

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of the Service Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.05% of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
SERVICE SHARES ($)	107	336	584	1,293

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and

•	repurchase agreements fully collateralized by U.S. Treasury securities.

The debt securities described above carry different interest rates, maturities and issue dates.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

JULY 1, 2013	13

JPMorgan U.S. Treasury Plus Money Market Fund (continued)

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counter-party to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Service Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The performance of Service Shares is based on the performance of Investor Shares prior to the inception of the Service Shares.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how the Fund will perform in the future.

14	J.P. MORGAN MONEY MARKET FUNDS

Best Quarter	4Q 2006	1.21%
Worst Quarter	1Q, 2Q, 3Q and 4Q 2009	0.00%
	1Q, 2Q, 3Q and 4Q 2010
	1Q, 2Q, 3Q and 4Q 2011
	1Q, 2Q, 3Q and 4Q 2012

The Fund’s year-to-date total return as of 3/31/13 was 0.00%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
SERVICE SHARES	0.00%	0.09%	1.06%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

Purchase minimums

For Service Shares
To establish an account	$10,000,000
To add to an account	No minimum levels

You may purchase or redeem shares on any business day that the Fund is open

•	Through your financial intermediary
•	By writing to J.P. Morgan Institutional Funds Service Center, 500 Stanton Christiana Road, 3-0PS3, Newark DE 19713
•	After you open an account, by calling J.P. Morgan Institutional Funds Service Center at 1-800-766-7722

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

JULY 1, 2013	15

JPMorgan 100% U.S. Treasury Securities Money Market Fund

Class/Ticker: Service/JTVXX

The Fund’s Objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Service
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.60
Other Expenses	0.38
Shareholder Service Fees	0.30
Remainder of Other Expenses	0.08

Total Annual Fund Operating Expenses	1.06
Fee Waivers and Expense Reimbursements[1]	(0.01)

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[1]	1.05

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of the Service Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.05% of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
SERVICE SHARES ($)	107	336	584	1,293

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes.

These investments carry different interest rates, maturities and issue dates. The interest on these securities is generally exempt from state and local income taxes. The Fund does not buy securities issued or guaranteed by agencies of the U.S. government.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund will only buy securities that present minimal credit risk.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

16	J.P. MORGAN MONEY MARKET FUNDS

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Service Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The performance of Service Shares shown is based on the performance of Reserve Shares and Morgan Shares prior to the inception of the Service Shares. The actual returns of Service Shares would have been lower than those shown because Service Shares have higher expenses than Reserve Shares and Morgan Shares.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how the Fund will perform in the future.

JULY 1, 2013	17

JPMorgan 100% U.S. Treasury Securities

Money Market Fund (continued)

Best Quarter	3Q and 4Q 2006	1.09%
	1Q 2007
Worst Quarter	1Q, 2Q, 3Q and 4Q 2009	0.00%
	1Q and 2Q 2010
	1Q, 2Q, 3Q and 4Q 2011
	1Q, 2Q, 3Q and 4Q 2012

The Fund’s year-to-date total return as of 3/31/13 was 0.00%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
SERVICE SHARES	0.00%	0.22%	1.26%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

Purchase minimums

For Service Shares
To establish an account	$10,000,000
To add to an account	No minimum levels

You may purchase or redeem shares on any business day that the Fund is open

•	Through your financial intermediary
•	By writing to J.P. Morgan Institutional Funds Service Center 500 Stanton Christiana Road, 3-OPS3, Newark DE 19713
•	After you open an account, by calling J.P. Morgan Institutional Funds Service Center at 1-800-766-7722

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

18	J.P. MORGAN MONEY MARKET FUNDS

JPMorgan Municipal Money Market Fund

Class/Ticker: Service/SJMXX

The Fund’s Objective

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Service
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.60
Other Expenses	0.39
Shareholder Service Fees	0.30
Remainder of Other Expenses	0.09

Total Annual Fund Operating Expenses	1.07
Fee Waivers and Expense Reimbursements[1]	(0.02)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.05

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Service Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.05% of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
SERVICE SHARES ($)	107	338	588	1,304

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes. As a fundamental policy, the Fund will invest at least 80% of its net assets in such municipal securities. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

Municipal obligations are securities that are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities.

The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The Fund may invest up to 100% of its assets in municipal obligations that produce income subject to the federal alternative minimum tax.

Up to 20% of the Fund’s total assets may be invested in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

JULY 1, 2013	19

JPMorgan Municipal Money Market Fund (continued)

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of the Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of the Fund’s investments.

There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for the Fund to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the adviser may invest any portion of the Fund’s assets in obligations subject to federal income tax, or may hold any portion of the Fund’s assets in cash.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be

20	J.P. MORGAN MONEY MARKET FUNDS

given that the U.S. government will provide financial support. There-fore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Tax Risk. The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Structured Product Risk. Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Service Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The performance of the Service Shares is based on the performance of Premier Shares prior to the inception of Service Shares.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how the Fund will perform in the future.

JULY 1, 2013	21

JPMorgan Municipal Money Market Fund (continued)

Best Quarter	2Q 2007	0.70%
Worst Quarter	1Q, 2Q, 3Q and 4Q 2009	0.00%
	1Q, 2Q and 3Q 2010
	1Q, 2Q, 3Q and 4Q 2011
	1Q, 2Q, 3Q and 4Q 2012

The Fund’s year-to-date total return as of 3/31/13 was 0.00%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
SERVICE SHARES	0.00%	0.26%	0.83%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

Purchase minimums

For Service Shares
To establish an account	$10,000,000
To add to an account	No minimum levels

You may purchase or redeem shares on any business day that the Fund is open

•	Through your financial intermediary
•	By writing to J.P. Morgan Institutional Funds Service Center 500 Stanton Christiana Road, 3-OPS3, Newark DE 19713
•	After you open an account, by calling J.P. Morgan Institutional Funds Service Center at 1-800-766-7722

Tax Information

The Fund’s distributions of interest on municipal obligations generally are not subject to federal income tax; however the Fund may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain obligations may be subject to the federal alternative minimum tax. To the extent that the Fund’s distributions are derived from interest on obligations that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes. When your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, you may be subject to federal income tax on ordinary income or capital gains upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

22	J.P. MORGAN MONEY MARKET FUNDS

JPMorgan California Municipal Money Market Fund

Class/Ticker: Service/JCVXX

The Fund’s Objective

The Fund aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Service
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.60
Other Expenses	0.39
Shareholder Service Fees	0.30
Remainder of Other Expenses	0.09

Total Annual Fund Operating Expenses	1.07
Fee Waivers and Expense Reimbursements[1]	(0.02)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.05

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Service Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.05% of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
SERVICE SHARES ($)	107	338	588	1,304

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals. As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in such municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.

For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals. Municipal obligations in which the Fund may invest are securities that are issued by the State of California, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions.

The Fund generally invests in short-term money market instruments, such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals.

Up to 20% of the Fund’s total assets may be invested in non-California municipal obligations, subject to California personal income taxes, or in securities subject to federal income tax or the federal alternative minimum tax, such as taxable money market instruments or repurchase agreements.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

JULY 1, 2013	23

JPMorgan California Municipal Money Market Fund (continued)

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Risk of California Obligations. Because the Fund invests primarily in municipal obligations issued by the State of California, its political subdivisions, authorities, and agencies, its perform-

ance will be affected by the fiscal and economic health of that state and its municipalities. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California’s governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, manufacturing, entertainment, agriculture, tourism, construction and services, and may be sensitive to economic problems affecting those industries.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of the Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of the Fund’s investments.

There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for the Fund to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the adviser may invest any portion of the Fund’s assets in obligations subject to state and/or federal income tax, or may hold any portion of the Fund’s assets in cash.

Geographic Focus Risk. As a single state money market fund, the Fund is less diversified than other money market funds.

24	J.P. MORGAN MONEY MARKET FUNDS

This is because a single state money market fund is allowed by Securities and Exchange Commission (SEC) rules to invest a significantly greater portion than other money market funds of its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s performance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. There-fore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Tax Risk. The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax or California personal income taxes. Consult your tax professional for more information.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Structured Product Risk. Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Concentration Risk. The Fund may invest more than 25% of its total assets in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may

JULY 1, 2013	25

JPMorgan California Municipal Money Market Fund (continued)

affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Service Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The performance data of Service Shares is based on the performance of E*TRADE Class Shares and Morgan Shares prior to the inception of the Service Shares. The actual returns of Service Shares would have been lower than those shown because Service Shares have higher expenses than E*TRADE Class Shares and Morgan Shares.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	3Q 2006	0.76%
Worst Quarter	1Q, 2Q, 3Q and 4Q 2009	0.00%
	1Q 2010
	2Q, 3Q and 4Q 2011
	1Q, 2Q, 3Q and 4Q 2012

The Fund’s year-to-date total return as of 3/31/13 was 0.00%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
SERVICE SHARES	0.00%	0.24%	0.94%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

Purchase minimums

For Service Shares
To establish an account	$10,000,000
To add to an account	No mimimum levels

You may purchase or redeem shares on any business day that the Fund is open

•	Through your financial intermediary
•	By writing to J.P. Morgan Institutional Funds Service Center 500 Stanton Christiana Road, 3-OPS3, Newark DE 19713
•	After you open an account, by calling J.P. Morgan Institutional Funds Service Center at 1-800-766-7722

Tax Information

The Fund’s distributions of interest on municipal obligations generally are not subject to federal income tax; however the Fund may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain obligations may be subject to the federal alternative minimum tax. To the extent that the Fund’s distributions are derived from interest on obligations that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes. When your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, you may be subject to federal income tax on ordinary income or capital gains upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

26	J.P. MORGAN MONEY MARKET FUNDS

JPMorgan New York Municipal Money Market Fund

Class/Ticker: Service/JNVXX

The Fund’s Objective

The Fund aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Service
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.60
Other Expenses	0.39
Shareholder Service Fees	0.30
Remainder of Other Expenses	0.09

Total Annual Fund Operating Expenses	1.07
Fee Waivers and Expense Reimbursements[1]	(0.02)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.05

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Service Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.05% of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
SERVICE SHARES ($)	107	338	588	1,304

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from New York State and New York City personal income taxes and is not subject to the federal alternative minimum tax on individuals. As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in such municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.

For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is excluded from gross income for federal income tax purposes, exempt from New York State and New York City personal income taxes and is not subject to the federal alternative minimum tax on individuals. Municipal obligations in which the Fund may invest are securities that are issued by the State of New York, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions.

The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is excluded from gross income for federal income tax purposes, exempt from New York State and New York City personal income taxes and is not subject to the federal alternative minimum tax on individuals.

Up to 20% of the Fund’s total assets may be invested in non-New York municipal obligations, subject to New York State and/or City personal income taxes, or in securities subject to federal income tax or the federal alternative minimum tax, such as taxable money market instruments or repurchase agreements.

JULY 1, 2013	27

JPMorgan New York Municipal Money Market Fund (continued)

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Risk of New York Obligations. Because the Fund invests primarily in municipal obligations issued by the State of New York, its political subdivisions, authorities, and agencies, its performance will be affected by the fiscal and economic health of that state and its municipalities. As the nation’s financial capital, New York’s economy is heavily dependent on the financial sector, and may be sensitive to economic problems affecting the sector.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of the Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of the Fund’s investments.

There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for the Fund to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the adviser may invest any portion of the Fund’s assets in obligations subject to state and/or federal income tax, or may hold any portion of the Fund’s assets in cash.

Geographic Focus Risk. As a single state money market fund, the Fund is less diversified than other money market funds. This is because a single state money market fund is allowed by Securities and Exchange Commission (SEC) rules to invest a significantly greater portion than other money market funds of

28	J.P. MORGAN MONEY MARKET FUNDS

its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s performance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Tax Risk. The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax or New York State or New York City personal income taxes. Consult your tax professional for more information.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Structured Product Risk. Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Concentration Risk. The Fund may invest more than 25% of its total assets in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

JULY 1, 2013	29

JPMorgan New York Municipal Money Market Fund (continued)

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Service Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The performance data of Service Shares is based on the performance of E*TRADE Class Shares and Reserve Shares prior to the inception of the Service Shares. The actual returns of Service Shares would have been lower than those shown because Service Shares have higher expenses than E*TRADE Class Shares and Reserve Shares.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	4Q 2006	0.73%
Worst Quarter	1Q, 2Q, 3Q and 4Q 2009	0.00%
	1Q 2010
	2Q, 3Q and 4Q 2011
	1Q, 2Q, 3Q and 4Q 2012

The Fund’s year-to-date total return as of 3/31/13 was 0.00%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
SERVICE SHARES	0.01%	0.25%	0.88%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

Purchase minimums

For Service Shares
To establish an account	$10,000,000
To add to an account	No minimum levels

You may purchase or redeem shares on any business day that the Fund is open

•	Through your financial intermediary
•	By writing to J.P. Morgan Institutional Funds Service Center 500 Stanton Christiana Road, 3-OPS3, Newark DE 19713
•	After you open an account, by calling J.P. Morgan Institutional Funds Service Center at 1-800-766-7722

Tax Information

The Fund’s distributions of interest on municipal obligations generally are not subject to federal income tax; however the Fund may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain obligations may be subject to the federal alternative minimum tax. To the extent that the Fund’s distributions are derived from interest on obligations that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes. When your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, you may be subject to federal income tax on ordinary income or capital gains upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

30	J.P. MORGAN MONEY MARKET FUNDS

JPMorgan Ohio Municipal Money Market Fund

Class/Ticker: Service/JOSXX

The Fund’s Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and Ohio personal income tax as is consistent with capital preservation and stability of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Service
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.60
Other Expenses	0.54
Shareholder Service Fees	0.30
Remainder of Other Expenses	0.24

Total Annual Fund Operating Expenses	1.22
Fee Waivers and Expense Reimbursements[1]	(0.17)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.05

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Service Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.05% of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
SERVICE SHARES ($)	107	370	654	1,462

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the income from which is exempt from both federal income tax and Ohio personal income tax. As a fundamental policy, the Fund will invest at least 80% of its Assets in such municipal securities. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.

For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax and Ohio personal income tax. Municipal obligations in which the Fund may invest are securities that are issued by the State of Ohio, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions.

The Fund generally invests in short-term money market instruments, such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax and Ohio personal income tax.

The Fund may invest up to 100% of its assets in municipal obligations that produce income subject to the federal alternative minimum tax.

Up to 20% of the Fund’s total assets may be invested in non-Ohio municipal obligations, subject to Ohio personal income taxes, or in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

JULY 1, 2013	31

JPMorgan Ohio Municipal Money Market Fund (continued)

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund is non-diversified.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Risk of Ohio Obligations. Because the Fund invests primarily in municipal obligations issued by the State of Ohio, its political subdivisions, authorities, and agencies, its performance will be affected by the fiscal and economic health of that state and its municipalities. Provisions of Ohio’s Constitution that limit the taxing and spending authority of Ohio’s governmental entities may impair the ability of Ohio issuers to pay principal and/or interest on their obligations. Additionally, Ohio is heavily dependent on the manufacturing sector and may be sensitive to economic problems affecting the sector.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of the Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of the Fund’s investments.

There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for the Fund to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the adviser may invest any portion of the Fund’s assets in obligations subject to state and/or federal income tax, or may hold any portion of the Fund’s assets in cash.

Geographic Focus Risk. As a single state money market fund, the Fund is less diversified than other money market funds. This is because a single state money market fund is allowed by Securities and Exchange Commission (SEC) rules to invest a

32	J.P. MORGAN MONEY MARKET FUNDS

significantly greater portion than other money market funds of its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s performance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Tax Risk. The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax or Ohio personal income taxes. Consult your tax professional for more information.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Structured Product Risk. Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results among those issuing the securities.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may

JULY 1, 2013	33

JPMorgan Ohio Municipal Money Market Fund (continued)

affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Service Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The performance of Service Shares is based on the performance of Reserve Shares prior to the inception of the Service Shares.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	2Q and 3Q 2007	0.77%
Worst Quarter	3Q 2009	0.00%
	1Q 2010
	2Q, 3Q and 4Q 2011
	1Q, 2Q, 3Q and 4Q 2012

The Fund’s year-to-date total return as of 3/31/13 was 0.00%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
SERVICE SHARES	0.00%	0.26%	0.64%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

Purchase minimums

For Service Shares
To establish an account	$10,000,000
To add to an account	No minimum levels

You may purchase or redeem shares on any business day that the Fund is open

•	Through your financial intermediary
•	By writing to J.P. Morgan Institutional Funds Service Center 500 Stanton Christiana Road, 3-OPS3, Newark DE 19713
•	After you open an account, by calling J.P. Morgan Institutional Funds Service Center at 1-800-766-7722

Tax Information

The Fund’s distributions of interest on municipal obligations generally are not subject to federal income tax; however the Fund may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain obligations may be subject to the federal alternative minimum tax. To the extent that the Fund’s distributions are derived from interest on obligations that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes. When your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, you may be subject to federal income tax on ordinary income or capital gains upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

34	J.P. MORGAN MONEY MARKET FUNDS

More About the Funds

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES

The main investment strategies for a particular Fund are summarized in the Fund’s Risk/Return Summary.

Each Fund may utilize these investment strategies to a greater or lesser degree.

Each Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, each Fund is managed in the following manner:

•	Each Fund seeks to maintain a net asset value of $1.00 per share.

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The dollar-weighted average maturity of each Fund will be 60 days or less, and the dollar-weighted average life to maturity will be 120 days or less. For a discussion of dollar weighted average maturity and dollar-weighted average life to maturity, please see page 53.

•	Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	Each Fund invests only in U.S. dollar-denominated securities.

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Each taxable Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets and each Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. “Daily liquid assets” include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day. “Weekly liquid assets” include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

•	Each Fund will only buy securities that present minimal credit risk. With regard to Prime Money Market Fund, these securities will:

•

have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one nationally recognized statistical rating organization rates that security; or

•	have an additional third party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by J.P.Morgan Investment Management Inc. (JPMIM), the Funds’ adviser, if the security is not rated.

With regard to Liquid Assets Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund, New York Municipal Money Market Fund and Ohio Municipal Money Market Fund, these securities will:

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have one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one nationally recognized statistical rating organization rates that security; or

•	have an additional third party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIM, the Funds’ adviser, if the security is not rated.

All of the Funds that are permitted to invest in repurchase agreements may engage in repurchase agreement transactions that are collateralized by cash or government securities. The Liquid Assets Money Market Fund and Prime Money Market Fund may, in addition, engage in repurchase agreement transactions that are collateralized by money market instruments, debt securities, loan participations or other securities, including equity securities and securities that are rated below investment grade by the requisite nationally recognized statistical rating organizations or unrated securities of comparable quality. High yield securities (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.

The 100% U.S. Treasury Securities Money Market Fund will provide shareholders with at least 60 days’ prior notice of any change to its policy to, under normal conditions, invest its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes.

FUNDAMENTAL INVESTMENT OBJECTIVES
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objective for each of the Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Municipal Money Market Fund and Ohio Municipal Money Market Fund is fundamental. The investment objective for each of the Prime Money Market Fund, 100% U.S. Treasury Securities Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund is non-fundamental and may be changed without the consent of a majority of the outstanding shares of that Fund.

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More About the Funds (continued)

INVESTMENT RISKS

There can be no assurance that a Fund will achieve its investment objectives.

The main risks associated with investing in the Funds are summarized in “Risk/Return Summaries” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Funds are described below.

Please note that the Funds also may use strategies that are not described in this section, but which are described in the Statement of Additional Information.

Interest Rate Risk. Although each Fund is generally less sensitive to interest rate changes than are funds that invest in longer-term securities, changes in short-term interest rates will cause changes to that Fund’s yield. In addition, a low-interest rate environment may prevent a Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. There is a risk that the issuer of a security, or the counterparty to a contract, repurchase agreement or other investment, will default or otherwise become unable to honor a financial obligation. The price and liquidity of a security can also be adversely affected if either its credit status or the market environment generally deteriorates and the probability of default rises. The value of your investment could decline as a result of these events.

Mortgage-Related and Other Asset-Backed Securities Risk. (applicable to Prime Money Market Fund, Liquid Assets Money Market Fund and U.S. Government Money Market Fund) Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase/decrease the income available for distributions by a Fund and the Fund’s yield. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yields. In periods of rising interest rates, a Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, a Fund may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”.

Government Securities Risk. The Funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to a Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Redemption Risk. A Fund could experience a loss and the Fund’s net asset value may be affected when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. A Fund may be forced to sell its holdings when shareholders of the Fund make relatively large redemption requests. Furthermore, when markets are illiquid, a Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by a Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. For example, certain

36	J.P. MORGAN MONEY MARKET FUNDS

repurchase agreements a Fund may enter into may or may not be subject to an automatic stay in bankruptcy proceedings. As a result of the automatic stay, to the extent applicable, a Fund could be prohibited from selling the collateral in the event of a counterparty’s bankruptcy unless the Fund is able to obtain the approval of the bankruptcy court. In addition, to the extent that a repurchase agreement is secured by collateral other than cash and government securities (“Non-Traditional Collateral”), these risks may be magnified and the value of Non-Traditional Collateral may be more volatile or less liquid thereby increasing the risk that a Fund will be unable to recover fully in the event of a counterparty’s default. High yield securities (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.

Foreign Securities Risk. (applicable to Prime Money Market Fund and Liquid Assets Money Market Fund) To the extent that a Fund invests in foreign securities, these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of some foreign markets, all of which could adversely affect a Fund’s investments in a foreign country. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Structured Product Risk. (applicable to Municipal Money Market Fund, California Municipal Money Market Fund, New York Municipal Money Market Fund and Ohio Municipal Money Market Fund) Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to a Fund.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on a Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Municipal Obligations Risk. (applicable to Prime Money Market Fund, Liquid Assets Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund, New York Municipal Money Market Fund and Ohio Municipal Money Market Fund). The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease a Fund’s income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Factors contributing to the economic stress on municipalities may include lower property tax collections as a result of lower home values, lower sales tax revenue as a result of consumers cutting back spending, and lower income tax revenue as a result of a higher unemployment rate. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for a Fund to sell the security at the time and the price that normally prevails in

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the market. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of a Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these obligations could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. For example, Chapter 9 of the Bankruptcy Code provides a financially distressed municipality protection from its creditors while it develops and negotiates a plan for reorganizing its debts. “Municipality” is defined broadly by the Bankruptcy Code as a “political subdivision or public agency or instrumentality of a state” and may include various issuers of obligations in which a Fund invests. The reorganization of a municipality’s debts may include extending debt maturities, reducing the amount of principal or interest, refinancing the debt or taking other measures, which may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of a Fund’s investments.

There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for a Fund to be able to invest in accordance with its normal investment policies.

Interest on municipal obligations, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.

When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. (applicable to Prime Money Market Fund, Liquid Assets Money Market Fund and U.S. Government Money Market Fund) The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Risk of California Obligations. (applicable to California Municipal Money Market Fund) Because the Fund primarily invests in issuers in the State of California, its political subdivisions, authorities, and agencies, its performance will be affected by the fiscal and economic health of that state and its municipalities. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California’s governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, manufacturing, entertainment, agriculture, tourism, construction and services, and may be sensitive to economic problems affecting those industries.

During the recent recession, California experienced a significant economic downturn. Although some signs of recovery have emerged, this recovery may be slow as the state continues to face financial difficulties due to weakened economic conditions. Any deterioration of California’s fiscal situation could increase the risk of investing in California municipal securities, including the risk of potential issuer default, and could heighten the risk that the prices of California municipal securities, and the Fund’s net asset value and/or yield, will experience greater volatility. Furthermore, any such deterioration could result in a downgrade of the credit rating of an issuer of California municipal securities. Future downgrades could reduce the market value of the securities held by the Fund, which could adversely affect the Fund’s performance.

Risk of New York Obligations. (applicable to New York Municipal Money Market Fund) Because the Fund invests primarily in municipal obligations issued by the State of New York, its political subdivisions, authorities, and agencies, its performance will be affected by the fiscal and economic health of that state and its municipalities. Additionally, as the nation’s financial capital, New York’s economy is heavily dependent on the financial sector and may be sensitive to economic problems affecting the sector. New York also faces a particularly large degree of uncertainty from interest rate risk and equity market volatility. The New York economy tends to be more sensitive to monetary policy actions and to movements in the national and world economies than the economies of other states.

During the recent recession, New York experienced a significant economic downturn. Although some signs of recovery have emerged, this recovery may be slow as the state continues to face financial difficulties due to weakened economic conditions. Any deterioration of New York’s fiscal situation could increase the risk of investing in New York municipal securities, including the risk of potential issuer default, and could heighten the risk that the prices of New York municipal securities, and the Fund’s net asset value and/or yield, will experience greater volatility. Furthermore, any such deterioration could result in a downgrade of the credit rating of an issuer of New York municipal securities. Future downgrades could reduce the market value of the securities held by the Fund, which could adversely affect the Fund’s performance.

38	J.P. MORGAN MONEY MARKET FUNDS

Risk of Ohio Obligations. (applicable to Ohio Municipal Money Market Fund) Because the Fund invests primarily in municipal obligations issued by the State of Ohio, its political subdivisions, authorities, and agencies, its performance will be affected by the fiscal and economic health of that state and its municipalities. Provisions of Ohio’s Constitution that limit the taxing and spending authority of Ohio’s governmental entities may impair the ability of Ohio issuers to pay principal and/or interest on their obligations. Additionally, Ohio is heavily dependent on the transportation and manufacturing sectors and may be sensitive to economic problems affecting those sectors.

During the recent recession, Ohio experienced a significant economic downturn. Although some signs of recovery have emerged, this recovery may be slow as the state continues to face financial difficulties due to weakened economic conditions. Any deterioration of Ohio’s fiscal situation could increase the risk of investing in Ohio municipal securities, including the risk of potential issuer default, and could heighten the risk that the prices of Ohio municipal securities, and the Fund’s net asset value and/or yield, will experience greater volatility. Furthermore, any such deterioration could result in a downgrade of the credit rating of an issuer of Ohio municipal securities. Future downgrades could reduce the market value of the securities held by the Fund, which could adversely affect the Fund’s performance.

For more information about risks associated with the types of investments that the Funds purchase, please read the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Funds may hold all or most of their total assets in cash for temporary defensive purposes. This may result in a lower yield and prevent the Funds from meeting their investment objectives.

U.S. Treasury Plus Money Market Fund and 100% U.S. Treasury Securities Money Market Fund

As a temporary defensive measure, each Fund may invest up to 20% of its total assets in (1) debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and (2) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Municipal Money Market Fund

Up to 20% of the Fund’s total net assets may be invested in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements. The Fund may exceed this 20% limit for temporary defensive purposes.

California Municipal Money Market Fund

Up to 20% of the Fund’s total assets may be invested in non-California municipal obligations, subject to California personal income taxes, or in securities subject to federal income tax or the federal alternative minimum tax, such as taxable money market instruments or repurchase agreements. The Fund may exceed this limit for temporary defensive purposes. For example, when suitable municipal obligations are unavailable, the Fund may buy municipal obligations from other states. These would generally be subject to California personal income taxes.

New York Municipal Money Market Fund

Up to 20% of the Fund’s total assets may be invested in non-New York municipal obligations, subject to New York personal income taxes, or in securities subject to federal income tax or the federal alternative minimum tax, such as taxable money market instruments or repurchase agreements. The Fund may exceed this limit for temporary defensive purposes. For example, when suitable municipal obligations are unavailable the Fund may buy municipal obligations from other states. These would generally be subject to New York State and New York City personal income taxes.

Ohio Municipal Money Market Fund

Up to 20% of the Fund’s total assets may be invested in non-Ohio municipal obligations, subject to Ohio personal income taxes, or in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements. The Fund may exceed this limit for temporary defensive purposes. For example, when suitable municipal obligations are unavailable the Fund may buy municipal obligations from other states. These would generally be subject to Ohio personal income taxes.

Temporary Defensive Position Risk

Prime Money Market Fund, Liquid Assets Money Market Fund and U.S. Government Money Market Fund

If a Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

U.S. Treasury Plus Money Market Fund

If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

Investments in the securities enumerated as investments permissible as a temporary defensive measure above pose additional risks. Investments in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities may

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More About the Funds (continued)

include Ginnie Mae, Fannie Mae, or Freddie Mac securities. Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Investments in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities may also be subject to prepayment and call risk. The issuers of mortgage-backed and asset-backed securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. Additionally, for securities issued by agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, the Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default.

The addition of repurchase agreements will cause additional state tax consequences to shareholders of the Fund. Consult your tax professional for more information.

100% U.S. Treasury Securities Money Market Fund

If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

Investments in the securities enumerated as investments permissible as a temporary defensive measure above pose additional risks. Investments in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities may include Ginnie Mae, Fannie Mae, or Freddie Mac securities.

Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Investments in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities may also be subject to prepayment and call risk. The issuers of mortgage-backed and asset-backed securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. Additionally, for securities issued by agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, the Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default.

There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

The addition of repurchase agreements will cause additional state tax consequences to shareholders of the Fund. Consult your tax professional for more information.

Municipal Money Market Fund, California Municipal Money Market Fund, New York Municipal Money Market Fund and Ohio Municipal Money Market Fund

If a Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

40	J.P. MORGAN MONEY MARKET FUNDS

ADDITIONAL HISTORICAL PERFORMANCE INFORMATION

Some of the companies that provide services to the Funds have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

Each Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality, and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on SEC rules then in-effect and is not an indication of future returns.

Prime Money Market Fund

Historical performance for the Service Shares in the table prior to 1/1/10 in the bar chart and 7/1/09 in the table is based on the performance of the Fund’s Class B Shares, which invest in the same portfolio of securities. Class B Shares are not offered in this prospectus. The actual returns of Service Shares would have been lower than those shown because Service Shares have higher expenses than Class B Shares.

Liquid Assets Money Market Fund

Historical performance for the Service Shares prior to 1/1/06 in the bar chart and 7/15/05 in the table is based on the performance of the Fund’s Investor Shares, which invest in the same portfolio of securities. Investor Shares are not offered in this prospectus. Prior class performance for the Investor Shares has been adjusted to reflect differences in expenses between the Service Shares and the Investor Shares.

U.S. Government Money Market Fund

Historical performance for the Service Shares prior to 1/1/06 in the bar chart and 7/15/05 in the table is based on the performance of the Fund’s Capital Shares, which invest in the same portfolio of securities. Capital Shares are not offered in this prospectus. Prior class performance for the Capital Shares has been adjusted to reflect differences in expenses between the Capital Shares and the Service Shares.

U.S. Treasury Plus Money Market Fund

Historical performance for the Service Shares prior to 1/1/10 in the bar chart and 7/1/09 in the table is based on the performance of the Fund’s Investor Shares, which invest in the same portfolio of securities. Investor Shares are not offered in this prospectus. Prior class performance for the Investor Shares has been adjusted to reflect differences in expenses between the Service Shares and Investor Shares.

100% U.S. Treasury Securities Money Market Fund

Historical performance for the Service Shares in the bar chart prior to 1/1/10 is based on the performance of the Fund’s Reserve Shares and prior to 1/1/06 is based on the performance of the Fund’s Morgan Shares. Reserve Shares and Morgan Shares invest in the same portfolio of securities as Service Shares. Historical performance for Service Shares in the table prior to 7/1/09 is based on the performance of the Fund’s Reserve Shares and prior to 2/18/08 is based on the performance of the Fund’s Morgan Shares. Reserve Shares and Morgan Shares are not offered in this prospectus. The actual returns of Service Shares would have been lower than those shown because Service Shares have higher expenses than Reserve Shares and Morgan Shares.

Municipal Money Market Fund

Historical performance for the Service Shares prior to 1/1/06 in the bar chart and 7/15/05 in the table is based on the performance of the Fund’s Premier Shares, which invest in the same portfolio of securities. Premier Shares are not offered in this prospectus. Prior class performance for the Premier Shares has been adjusted to reflect differences in expenses between the Premier Shares and the Service Shares.

California Municipal Money Market Fund

Historical performance for the Service Shares in the bar chart prior to 1/1/10 is based on the performance of the Fund’s E*Trade Class Shares and prior to 1/1/07 is based on the performance of the Fund’s Morgan Shares. E*Trade Class Shares and Morgan Shares invest in the same portfolio of securities as Service Shares. Historical performance for Service Shares in the table prior to 7/1/09 is based on the performance of the Fund’s E*Trade Class Shares and prior to 1/17/06 is based on the performance of the Fund’s Morgan Shares. E*TRADE Class Shares and Morgan Shares are not offered in this prospectus. The actual returns of Service Shares would have been lower than those shown because Service Shares have higher expenses than E*TRADE Class Shares and Morgan Shares.

New York Municipal Money Market Fund

Historical performance for the Service Shares in the bar chart prior to 1/1/10 is based on the performance of the Fund’s E*Trade Class Shares and prior to 1/1/07 is based on the performance of the Fund’s Reserve Shares. E*Trade Class Shares and Reserve Shares invest in the same portfolio of securities as Service Shares. Historical performance for Service Shares in the table prior to 7/1/09 is based on the performance of the Fund’s E*Trade Class Shares and prior to 1/17/06 is based on the performance of the Fund’s Reserve Shares. E*Trade Class Shares and Reserve Shares are not offered in this prospectus. The actual returns of Service Shares would have been lower

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More About the Funds (continued)

than those shown because Service Shares have higher expenses than E*TRADE Class Shares and Reserve Shares.

Ohio Municipal Money Market Fund

Historical performance for the Service Shares prior to 1/1/10 in the bar chart and 7/1/09 in the table is based on the performance of the Fund’s Reserve Shares, which invest in the same portfolio of securities. Reserve Shares are not offered in this prospectus. Prior class performance for the Reserve Shares has been adjusted to reflect differences in expenses between Service Shares and Reserve Shares.

42	J.P. MORGAN MONEY MARKET FUNDS

The Funds’ Management and Administration

The following Funds are series of JPMorgan Trust I (JPMT I), a Delaware statutory trust:

Prime Money Market Fund

100% U.S. Treasury Securities Money Market Fund

California Municipal Money Market Fund

New York Municipal Money Market Fund

The following Funds are series of JPMorgan Trust II (JPMT II), a Delaware statutory trust:

Liquid Assets Money Market Fund

U.S. Government Money Market Fund

U.S. Treasury Plus Money Market Fund

Municipal Money Market Fund

Ohio Municipal Money Market Fund

Each Trust is governed by Trustees who are responsible for overseeing all business activities of the Funds. In addition to the Funds, each Trust consists of other series representing separate investment funds (each, a “J.P. Morgan Fund”).

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-766-7722 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary (as described below) who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Funds and makes the day-to-day investment decisions for the Funds.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.

During the most recent fiscal period ended 2/28/13, JPMIM was paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:

Prime Money Market Fund	0.08%
Liquid Assets Money Market Fund	0.08
U.S. Government Money Market Fund	0.07
U.S. Treasury Plus Money Market Fund	0.06
100% U.S. Treasury Securities Money Market Fund	0.02
Municipal Money Market Fund	0.08
California Municipal Money Market Fund	0.08
New York Municipal Money Market Fund	0.08
Ohio Municipal Money Market Fund	0.01

A discussion of the basis the Trustees of each Trust used in reapproving the investment advisory agreements for the Funds is available in the semi-annual reports for the most recent fiscal period ended August 31.

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the other service providers of the Funds. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.10% of the first $100 billion of average daily net assets of all money market funds in the J.P. Morgan Funds Complex plus 0.05% of average daily net assets of such Funds over $100 billion.

The Funds’ Shareholder Servicing Agent

JPMT I and JPMT II, on behalf of the Funds, have entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.30% of the average daily net assets of Service Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.30% annual fees to such entities for performing shareholder and administrative services. The amount payable for “service fees” (as defined by the Financial Industry Regulatory Authority (FINRA)) does not exceed 0.25% of the average annual net assets attributable to the Service Shares of each Fund.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM and the Administrator.

Each of the Funds has adopted a Rule 12b-1 distribution plan under which they pay annual distribution fees of up to 0.60% of the average daily net assets attributable to Service Shares.

JULY 1, 2013	43

The Funds’ Management and Administration (continued)

Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Funds. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to the amount of actual expenses incurred.

Because Rule 12b-1 expenses are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

44	J.P. MORGAN MONEY MARKET FUNDS

How Your Account Works

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Service Shares of these Funds.

The price you pay for your shares is the net asset value (NAV) per share of the class. NAV is the value of everything a class of a Fund owns, minus everything the class owes, divided by the number of shares of that class held by investors. The Funds seek to maintain a stable NAV per share of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities provided that certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation fairly reflects the market-based net asset value per share of the Fund. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of each cut-off time each day the Funds are accepting orders. You will pay the next NAV per share calculated after the J.P. Morgan Institutional Funds Service Center accepts your order.

Service Shares may be purchased by Financial Intermediaries (see below) that are paid to assist investors in establishing accounts, executing transactions and monitoring their investment.

You may purchase Fund shares through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary. Financial Intermediaries may impose eligibility requirements for each of their clients or customers investing in the Funds, including investment minimum requirements, which may be the same as or different from the requirements for investors purchasing directly from the Funds. You may also purchase shares directly from the J.P. Morgan Institutional Funds Service Center.

Shares are available on any business day that the Federal Reserve Bank of New York (Federal Reserve) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. A Fund may also close on days when the Federal Reserve is open and the New York Stock Exchange (NYSE) is closed, such as Good Friday. On any business day when the Securities Industry and Financial Markets Association (SIFMA) recommends that the securities markets close trading early, a Fund may close early.

On occasion, the NYSE closes before 4:00 p.m. Eastern Time (ET). When the NYSE closes early, a Fund may also elect to close early and purchase orders accepted by the Fund after the early closing will be effective the following business day. Each Fund, however, may elect to remain open following an early close of the NYSE. If your purchase order is accepted by the Fund before the Fund’s close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will become effective following the Fund’s next calculation of its NAV. Purchase orders accepted after a Fund’s final calculation of NAV for the day will be effective the following business day.

The NAV of each class of shares is generally calculated as of the following times each day the Funds are accepting purchase orders and redemption requests (each such time, including the final of such times each day, a cut-off time): for each of Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund, 8:00 A.M., 9:00 A.M, 10:00 A.M., 11:00 A.M., 12:00 P.M., 1:00 P.M., 2:00 P.M., 3:00 P.M, 4:00 P.M. and 5:00 P.M. ET; for 100% U.S. Treasury Securities Money Market Fund, 8:00 A.M., 9:00 A.M, 10:00 A.M., 11:00 A.M., 12:00 P.M., 1:00 P.M. and 2:00 P.M. ET; and for each of Municipal Money Market Fund, California Municipal Money Market Fund, New York Municipal Money Market Fund and Ohio Municipal Money Market Fund, 8:00 A.M., 9:00 A.M, 10:00 A.M., 11:00 A.M. and 12:00 P.M. ET.

If a Fund accepts your purchase order and receives payment the same day, as described below, your order will be processed at the price calculated at the next cut-off time and you will be entitled to all dividends declared on that day. If the Fund accepts your purchase order after the final cut-off time for a day, it will be processed at the next day’s first calculated price. If the Fund does not receive payment on the same day that your order is placed, as described below, you will not be entitled to any dividends declared on that day.

The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time. In addition, in its discretion, the Board of Trustees of the Funds may elect to calculate the price of a Fund’s shares once per day. Under certain circumstances, the Board of Trustees has delegated to management the ability to temporarily suspend one or more cut-off times for a Fund, other than the last cut-off time of the day.

Share ownership is electronically recorded; therefore, no certificate will be issued.

Your Financial Intermediary will be responsible for transmitting your purchase order and payment to a Fund by the applicable deadlines. Your Financial Intermediary may have earlier cut-off times for purchase orders. In addition, your Financial Intermediary may be closed at times when the Fund is open. Your order

JULY 1, 2013	45

How Your Account Works (continued)

through a Financial Intermediary will be processed at the NAV next calculated following receipt of the order from the Financial Intermediary and acceptance by a Fund. In the event that the order is accepted by a Financial Intermediary that a Fund has authorized to accept orders on its behalf, as described herein, the order will be priced at the Fund’s NAV next calculated after it is accepted by the Financial Intermediary. In such cases, if requested by a Fund, a Financial Intermediary will be responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a Financial Intermediary that has not received such authorization will be priced at the Fund’s NAV next calculated after it receives the order from the Financial Intermediary and accepts it, which may not occur on the day submitted to the Financial Intermediary.

In order to receive a dividend on the day that you submit your order, a Fund must receive “federal funds” or other immediately available funds by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. ET) on the same business day the purchase order is placed. In the event that an order is placed by a cut-off time specified above and payment through federal funds or other immediately available funds is not received by the Fund by the close of the Federal Reserve wire transfer system or other immediately available funds that same day, you will not accrue a dividend on that day and the Fund reserves the right to cancel your purchase order and you will be liable for any resulting losses or fees incurred by the Fund or the Fund’s transfer agent. If you pay by other acceptable methods, before the final cut-off time on a day, we will process your order that day, but you will not receive any dividends declared on that day. Payments received electronically from Financial Intermediaries on your behalf for trades accepted by the Fund will begin to receive dividends the day payment is received by the Fund.

Minimum Investments

Service Shares are subject to a $10,000,000 minimum investment requirement per Fund. There are no minimum levels for subsequent purchases.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k) or 403(b)) as well as for certain fee-based programs. The Funds reserve the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-766-7722.

General

The J.P. Morgan money market funds (including the Funds in this prospectus) are intended for short-term investment horizons, and do not monitor for market timers or prohibit short-term trading activity. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, business street address and other information that will allow us to identify you, including your tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

You can buy shares:

Through Your Financial Intermediary

Tell your Financial Intermediary which Funds you want to buy and they will contact us. Your Financial Intermediary may charge you a fee and may offer additional services, such as special purchase and redemption programs, “sweep” programs, cash advances and redemption checks. Some Financial Intermediaries charge a single fee that covers all services.

Your purchase through a Financial Intermediary will be processed at the NAV next calculated following receipt of the order from the Financial Intermediary and acceptance by a Fund, which may not occur on the day submitted to the Financial Intermediary. In addition, orders placed through a Financial Intermediary are subject to the timing requirements relating to payment for shares described above. Your Financial Intermediary may impose different minimum investments and earlier cut-off times for the submission of orders.

46	J.P. MORGAN MONEY MARKET FUNDS

Your Financial Intermediary may be paid by JPMDS to assist you in establishing your account, executing transactions and monitoring your investment. Financial Intermediaries may provide the following services in connection with their customers’ investments in the Funds:

•	Acting directly or through an agent, as the sole shareholder of record.

•	Maintaining account records for customers.

•	Processing orders to purchase, redeem or exchange shares for customers.

•	Responding to inquiries from shareholders.

•	Assisting customers with investment procedures.

The Funds have authorized one or more Financial Intermediaries to accept purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. The Funds will be deemed to have received a purchase order when such Financial Intermediary or, if applicable, such Financial Intermediary’s authorized designee, accepts the order. Such orders will be priced at the Fund’s NAV next calculated after it is accepted by the Financial Intermediary. In such cases, if requested by a Fund, a Financial Intermediary will be responsible for providing information with regard to the time that such order for purchase was received.

Orders submitted through a Financial Intermediary that has not received such authorization to accept orders on a Fund’s behalf will be priced at the Fund’s NAV next calculated after it receives the order from the Financial Intermediary and accepts it, which may not occur on the day submitted to the Financial Intermediary. Since not all Financial Intermediaries have received such authorization, you may wish to contact your Financial Intermediary to determine if it has received such authorization.

SELLING FUND SHARES

You can sell or redeem your shares on any day that the Funds are open for business. You will receive the NAV per share calculated at the next cut-off time after the Fund receives your order.

A redemption order must be in good order and supported by all appropriate documentation and information in proper form, including the name of the registered shareholder and your account number. The Funds may refuse to honor incomplete orders.

Under normal circumstances, if a Fund receives your order before the Fund’s final daily cut-off time, the Fund will make available to you the proceeds that same business day by wire. Proceeds may be made available throughout the day following the calculation of NAVs. For trades submitted through a

Financial Intermediary, it is the responsibility of each Financial Intermediary to submit orders to the Fund by the final daily cut-off time in order to receive proceeds that same business day by wire. Otherwise, except as set forth in the section “Suspension of Redemptions” below, your redemption proceeds will be paid within seven days (one day for the JPMorgan Prime Money Market Fund and JPMorgan Liquid Assets Money Market Fund) after the Fund receives the redemption order. Shareholders that redeem shares and purchase additional shares on the same day will receive dividends as set forth above under ‘‘Buying Fund Shares’’. Dividends will not accrue on shares that are redeemed and paid on a same day basis. Other redeeming shareholders will accrue dividends on the redemption date.

If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by Automated Clearing House (ACH) to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

You can sell your shares:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to sell. Once the Fund accepts your order, which must be submitted in good order to your Financial Intermediary, the Fund will process it at the NAV calculated at the next cut-off time. Your Financial Intermediary will be responsible for sending the necessary documents to the J.P. Morgan Institutional Funds Service Center. This may not occur on the day that an order is submitted to a Financial Intermediary. Your Financial Intermediary may charge you for this service.

Your Financial Intermediary may have earlier cut-off times for redemption orders.

The Funds have authorized one or more Financial Intermediaries to accept purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. The Funds will be deemed to have received a redemption order when a Financial Intermediary or, if applicable, that Financial Intermediary’s authorized designee, accepts the order. Such orders will be priced at the Fund’s NAV next calculated after it is accepted by the Financial Intermediary. In such cases, if requested by a Fund, a Financial Intermediary will be responsible for providing information with regard to the time that such order for redemption was received.

Orders submitted through a Financial Intermediary that has not received such authorization to accept orders on the Funds’

JULY 1, 2013	47

How Your Account Works (continued)

behalf will be priced at the Fund’s NAV next calculated after it receives the order from the Financial Intermediary and accepts it, which may not occur on the day submitted to the Financial Intermediary. Since not all Financial Intermediaries have received such authorization, you may wish to contact your Financial Intermediary to determine if it has received such authorization.

Redemptions-In-Kind

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, a Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, a Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

EXCHANGING FUND SHARES

In general, the same rules and procedures that apply to sales and purchases apply to exchanges. All exchanges are based upon the net asset value that is next calculated after the Fund receives your order, provided the exchange out of one Fund must occur before the exchange into the other Fund. Therefore, in order for an exchange to take place on the date that the order is submitted, the order must be received prior to the close of both the Fund that you wish to exchange into and the Fund that you wish to exchange out of, otherwise, the exchange will occur on the following business day on which both Funds are open. A shareholder that exchanges into shares of a Fund that accrues dividends daily, including a money market fund, will not accrue a dividend on the day of the exchange. A shareholder that exchanges out of shares of a Fund that accrues a daily dividend will accrue a dividend on the day of the exchange.

Service Shares may be exchanged for Service Shares of other J.P. Morgan Funds, subject to any minimum investment and eligibility requirements.

The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Generally, an exchange between J.P. Morgan Funds is considered a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange. You should consult your tax advisor before making an exchange.

We reserve the right to limit the number of exchanges or to refuse an exchange. Your exchange privilege will be revoked if the exchange activity is considered excessive.

You can exchange your shares:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to exchange. They will send the necessary documents to the J.P. Morgan Institutional Funds Service Center. Your Financial Intermediary may charge you for this service.

The Funds have authorized one or more Financial Intermediaries to accept purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. The Funds will be deemed to have received an order when a Financial Intermediary or, if applicable, that Financial Intermediary’s authorized designee, accepts the order. Such orders will be priced at the Fund’s NAV next calculated after it is accepted by the Financial Intermediary. In such cases, if requested by a Fund, a Financial Intermediary will be responsible for providing information with regard to the time that such order for exchange was received.

Orders submitted through a Financial Intermediary that has not received such authorization to accept orders on a Fund’s behalf will be priced at the Fund’s NAV next calculated after it receives the order from the Financial Intermediary and accepts it, which may not occur on the day submitted to the Financial Intermediary. Since not all Financial Intermediaries have received such authorization, you may wish to contact your Financial Intermediary to determine if it has received such authorization.

OTHER INFORMATION CONCERNING THE FUNDS

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

If your account value falls below the Funds’ minimum investment requirement, the Funds reserve the right to redeem all of the remaining shares in your account and close your account. Before these actions are taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus.

Shares of the JPMorgan U.S. Government Money Market Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and

48	J.P. MORGAN MONEY MARKET FUNDS

NCUA Letter Number 155. This Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of this Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

Suspension of Redemptions

The Funds may suspend your ability to redeem or may postpone payment for more than seven days (more than one day for the JPMorgan Prime Money Market Fund and JPMorgan Liquid Assets Money Market Fund) when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit (with regard to JPMorgan Prime Money Market Fund and JPMorgan Liquid Assets Money Market Fund, upon the occurrence of any of the conditions set forth under Section 22(e) of the Investment Company Act of 1940);

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

If the Board of Trustees, including a majority of the Independent Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based NAV per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may suspend redemptions and payments in order to facilitate the permanent termination of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

JULY 1, 2013	49

Shareholder Information

DISTRIBUTIONS AND TAXES

Each Fund has elected to be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Each Fund can earn income and realize capital gain. Each Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

Each Fund declares dividends of net investment income, if any, daily, so your shares can start earning dividends on the day you buy them. Each Fund distributes such dividends monthly in the form of additional Fund shares of the same class, unless you tell us that you want distributions in cash or as a deposit in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. For each taxable year, each Fund will distribute substantially all of its net investment income and short-term capital gain.

For federal income tax purposes, dividends of net investment income (other than “exempt-interest dividends” as described below) and any net short-term capital gain, generally are taxable as ordinary income. If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund’s total assets consists of tax-exempt interest obligations, the Fund will be eligible to designate distributions of interest derived from tax-exempt-interest obligations as “exempt-interest dividends.” Properly reported exempt-interest dividends paid by the Ohio Municipal Money Market Fund, New York Municipal Money Market Fund, California Municipal Money Market Fund and Municipal Money Market Fund generally are not subject to federal income taxes, but may be subject to state and local taxes and may be subject to federal alternative minimum tax, both for individuals and corporate shareholders. The state or municipality where you live might not charge you state and local taxes on properly reported exempt-interest dividends earned on certain bonds. It is unlikely that dividends from any of the Funds will qualify to any significant extent for the reduced tax rate applicable to qualified dividend income. Shareholders who receive social security or railroad retirement benefits should also consult their tax advisors to determine what effect, if any, an investment in any of the Funds may have on the federal taxation of their benefits. Exempt-interest dividends are generally included in income for purposes of determining the amount of benefits that are taxable.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares, but excluding any exempt interest dividends from a Fund) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions that are properly reported as capital gain dividends, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. Each Fund expects substantially all of its distributions of capital gain to be attributable to short-term capital gain which is taxed as ordinary income.

A Fund’s investments in certain debt obligations and asset backed securities may require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so.

Regarding the Prime Money Market Fund and the Liquid Assets Money Market Fund, a Fund’s investment in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield would be decreased.

The information below is only a general summary based on current statutes and regulations as well as current policies of each state, all of which may change possibly with retroactive effect. You should consult your tax advisor concerning your own tax situation and the state and local tax consequences of investing in the Funds.

California Taxes. California personal income tax law provides that dividends paid by a regulated investment company, or series thereof, from interest on obligations that would be exempt from California personal income tax if held directly by an individual, are excludable from gross income if such dividends are reported by the Fund as such exempt-interest dividends in written statements furnished to shareholders. In general, such exempt obligations will include California exempt and U.S. exempt obligations. Moreover, for a Fund to qualify to pay such exempt-interest dividends under California law, at least 50% of the value of its assets must consist of such exempt obligations at the close of each quarter of its fiscal year and such Fund must be qualified as a regulated investment company. Distributions to individual shareholders derived from items other than exempt-interest described above will be subject to California personal income tax. In addition, corporate shareholders should note than dividends will not be exempt from California corporate franchise tax and may not be exempt

50	J.P. MORGAN MONEY MARKET FUNDS

from California corporate income tax. California has an alternative minimum tax similar to the federal alternative minimum tax. However, the California alternative minimum tax does not include interest from private activity municipal obligations as an item on tax preference. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of a Fund will not be deductible for California income tax purposes. Under California law, exempt-interest dividends (including some dividends paid after the close of the year as described in Section 855 of the Internal Revenue Code of 1986, as amended (the “Code”)) may not exceed the excess of (A) the amount of interest received by the fund which would be tax-exempt interest if the obligations on which the interest was paid were held by an individual over (B) the amount that would be considered expenses related to exempt income and thus would not be deductible under California personal income tax law. Investors should consult their tax advisors about other state and local tax consequences of investment in the Fund.

New York Taxes. Dividends received from the New York Municipal Money Market Fund that are derived from interest attributable to obligations of the State of New York or certain other governmental entities (for example, the Commonwealth of Puerto Rico or the U.S. Virgin Islands), the interest on which is excludable from gross income for purposes of both federal income taxation and New York State and City personal income taxation (“New York Tax-Exempt Bonds”) and designated as such, generally are exempt from New York State and New York City personal income tax as well as from the New York City unincorporated business tax (but not New York State corporation franchise tax or the New York City general corporation tax), provided that such dividends constitute exempt-interest dividends under Section 852(b)(5) of the Code. Dividends and other distributions (aside from exempt-interest dividends derived from New York Tax-Exempt Bonds) generally are not exempt from New York State and New York City taxes. For New York State and City tax purposes, distributions of net long-term capital gain will be taxable at the same rates as ordinary income. Distributions by the Fund from investment income and capital gains, including exempt-interest dividends, also generally are included in a corporation’s net investment income for purposes of calculating such corporation’s obligations under the New York State corporation franchise tax and the New York City general corporation tax, if received by a corporation subject to those taxes, and will be subject to such taxes to the extent that a corporation’s net investment income is allocated to New York State and/or New York City. To the extent that investors are subject to state and local taxes outside of New York State, all dividends paid by the Fund may be taxable income for purposes thereof. To the extent that the Fund’s dividends are derived from interest attributable to the obligations of any other state or of a political subdivision of any such other state or are derived from capital gains, such dividends generally will not be exempt from New York State or

New York City tax. The New York minimum tax excludes tax-exempt interest as an item of tax preference. Interest incurred to buy or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes. The foregoing is a general summary of the New York State and New York City tax consequences of investing in the Fund. Investors should consult their tax advisors about New York and other state and local tax consequences of investment in the Fund.

Ohio Taxes. Distributions from the Ohio Municipal Money Market Fund that are attributable to interest on obligations issued by or on behalf of the State of Ohio, its political subdivisions and agencies or instrumentalities thereof (Ohio Obligations) are exempt from Ohio personal income tax and Ohio municipal and school district income taxes. Shareholders that are subject to the Ohio commercial activity tax may exclude such distributions from their taxable gross receipts for purposes of such tax. Shareholders that are subject to the Ohio corporation franchise tax may exclude such distributions from the Ohio corporation franchise tax net income base. Note that for most entities, the corporation franchise tax has been phased out as of the 2010 tax year and replaced by the Ohio commercial activity tax. Distributions that are attributable to profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to Ohio personal income tax or Ohio municipal or school district income taxes and will not be included in the net income base of the Ohio corporation franchise tax or the gross receipts base of the Ohio commercial activity tax.

Please see the Statement of Additional Information for additional discussion of the tax consequences of these above-described and other investments to a Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax withholding on distributions by the Funds, as discussed in the Statement of Additional Information.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of the tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

JULY 1, 2013	51

Shareholder Information (continued)

IMPORTANT TAX REPORTING CONSIDERATIONS
Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is required to report gains and losses to the IRS in connection with redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and monthly account statements. Please review these statements carefully. The Funds will correct errors if notified within 10 days of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the J.P. Morgan Institutional Funds Service Center at 500 Stanton Christiana Road, 3-OPS3, Newark, DE 19713 or call 1-800-766-7722.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by each Fund to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

Each business day, each Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the prior business day.

Not later than 60 days after the end of each fiscal quarter, each Fund will make available, upon request, a complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Not later than five business days after the end of each calendar month, each Fund will post detailed information regarding its portfolio holdings, as well as its dollar-weighted average maturity and dollar-weighted average life, as of the last day of that month on the J.P. Morgan Funds’ website and provide a link to the SEC website where the most recent twelve months of publicly available information filed by the Fund may be obtained.

In addition, not later than five business days after the end of each calendar month, each Fund will file a schedule of detailed information regarding its portfolio holdings as of the last day of that month with the SEC. These filings will be publicly available on a delayed basis on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and the SEC’s website 60 days after the end of each calendar month.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-766-7722. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

In addition, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website at www.jpmorganfunds.com or on the J.P. Morgan external websites.

On each business day, all Funds will post their level of weekly liquid assets as of the prior business day and the Funds (other than tax free and municipal money market funds) will post their level of daily liquid assets as of the prior business day on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

DISCLOSURE OF MARKET-BASED NET ASSET VALUE

On each business day, each of the Funds will post its market-based NAV per share (Market-Based NAV) for the prior business day, as calculated using current market quotations (or an appropriate substitute that reflects current market conditions) to value its NAV per share to four decimal places on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

The Market-Based NAV will be provided for informational purposes only. For purposes of transactions in the shares of each Fund, in accordance with Rule 2a-7, the price for shares will continue to be the NAV per share of the applicable share class, calculated using the amortized cost method to two decimals, as described under “How Your Account Works.”

52	J.P. MORGAN MONEY MARKET FUNDS

What the Terms Mean

Asset-backed securities: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

Commercial paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

Demand notes: Debt securities with no set maturity date. The investor can generally demand payment of the principal at any time.

Distribution fee: Covers the cost of the distribution system used to sell shares to the public.

Dollar-weighted average maturity: The average maturity of the Fund is the average amount of time until the organization(s) that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity date.

Dollar-weighted average life: The dollar weighted average portfolio maturity without reference to the exceptions used for variable or floating rate securities regarding the use of the date of interest rate resets in lieu of the security’s actual maturity date.

Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

Liquidity: The ability to easily convert investments into cash without losing a significant amount of money in the process.

Management fee: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund’s investments.

Municipal lease obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of general obligations of the municipality.

Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. Interest on certain municipal obligations, generally issued as general obligation and revenue bonds, is exempt from federal taxation and state and/or local taxes in the state where issued.

Other expenses: Miscellaneous items, including transfer agency, administration, custody and registration fees.

Qualified banks: (i) U.S. banks with more than $1 billion in total assets, and foreign branches of these banks; or (ii) foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S. or (iii) other U.S. or foreign commercial banks which the Fund’s adviser judges to have comparable credit standing.

Repurchase agreement: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

Reverse repurchase agreement: Contract whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

Shareholder service fee: A fee to cover the cost of paying Financial Intermediaries to provide certain support services for your account.

U.S. government securities: Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government or its agencies or instrumentalities for the timely payment of principal and interest.

Variable rate securities: Securities whose interest rates are periodically adjusted.

JULY 1, 2013	53

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the respective Fund’s annual report, which is available upon request.

To the extent that a Fund invests in other funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

Service
						Per share operating performance
	Investment operations							Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Prime Money Market Fund
Year Ended February 28, 2013	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2011	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
July 1, 2009 (d) through February 28, 2010	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Liquid Assets Money Market Fund
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2011	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2010	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2009	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)

U.S. Government Money Market Fund
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2011	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2010	1.00	—	(e)	—	(e)	—	(e)	—		—		—
Year Ended February 28, 2009	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)

U.S. Treasury Plus Money Market Fund
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2011	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
July 1, 2009 (d) through February 28, 2010	1.00	—		—	(e)	—	(e)	—		—		—

100% U.S. Treasury Securities Money Market Fund
Year Ended February 28, 2013	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2011	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
July 1, 2009 (d) through February 28, 2010	1.00	—		—	(e)	—	(e)	—		—		—

Municipal Money Market Fund
Year Ended February 28, 2013	1.00	—		—	(e)	—	(e)	—		—		—
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2011	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2010	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2009	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(d)	Commencement of offering of class of shares.
(e)	Amount rounds to less than $0.01.
(f)	Amount rounds to less than 0.01%.
(g)	Includes insurance expense of 0.02%.
(h)	Includes insurance expense of 0.01%.
(i)	Includes insurance expense of 0.03%.

54	J.P. MORGAN MONEY MARKET FUNDS

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$1,563,743	0.32%		0.01%		1.06%
1.00	0.01		1,419,924	0.29		0.01		1.06
1.00	0.01		1,088,239	0.31		0.01		1.06
1.00	0.00	(f)	1,007,290	0.32		0.00	(f)	1.05

1.00	0.01		118,015	0.34		0.01		1.07
1.00	0.01		156,429	0.30		0.01		1.07
1.00	0.02		216,160	0.33		0.01		1.07
1.00	0.00	(f)	352,780	0.64	(g)	0.00	(f)	1.08
1.00	1.62		768,490	1.07	(g)	1.43		1.09

1.00	0.00	(f)	910,554	0.17		0.00	(f)	1.06
1.00	0.01		867,708	0.13		0.00	(f)	1.06
1.00	0.02		561,970	0.24		0.00	(f)	1.06
1.00	0.00		495,606	0.39		0.00	(f)	1.06
1.00	1.04		597,506	1.00	(h)	0.44		1.07

1.00	0.00	(f)	100	0.15		0.00	(f)	1.06
1.00	0.00	(f)	100	0.09		0.00	(f)	1.06
1.00	0.01		100	0.21		0.00	(f)	1.06
1.00	0.00		100	0.21		0.00	(f)	1.05

1.00	0.00	(f)	100	0.10		0.00		1.06
1.00	0.00	(f)	100	0.06		0.00	(f)	1.06
1.00	0.01		100	0.16		0.00	(f)	1.06
1.00	0.00		100	0.16		0.00	(f)	1.05

1.00	0.00		243,374	0.29		0.00		1.07
1.00	0.00	(f)	273,172	0.32		0.00	(f)	1.07
1.00	0.01		313,757	0.37		0.00	(f)	1.07
1.00	0.00	(f)	414,008	0.49	(h)	0.00	(f)	1.07
1.00	1.01		89,126	1.03	(i)	0.78		1.10

JULY 1, 2013	55

Financial Highlights (continued)

Service
						Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
California Municipal Money Market Fund
Year Ended February 28, 2013	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2011	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
July 1, 2009 (d) through February 28, 2010	1.00	—	(e)	—	(e)	—	(e)	—		—		—

New York Municipal Money Market Fund
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2011	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
July 1, 2009 (d) through February 28, 2010	1.00	—	(e)	—	(e)	—	(e)	—		—		—

Ohio Municipal Money Market Fund
Year Ended February 28, 2013	1.00	—		—	(e)	—	(e)	—		—		—
Year Ended February 29, 2012	1.00	—		—		—		—	(e)	—		—	(e)
Year Ended February 28, 2011	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
July 1, 2009 (d) through February 28, 2010	1.00	—	(e)	—	(e)	—	(e)	—		—	(e)	—	(e)
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(d)	Commencement of offering of class of shares.
(e)	Amount rounds to less than $0.01.
(f)	Amount rounds to less than 0.01%.

56	J.P. MORGAN MONEY MARKET FUNDS

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earning credits

$1.00	0.00	%(f)	$93,653	0.23%	0.00	%(f)	1.07%
1.00	0.00	(f)	111,357	0.20	0.00	(f)	1.07
1.00	0.06		122,928	0.31	0.00	(f)	1.07
1.00	0.00		160,478	0.26	0.00	(f)	1.06

1.00	0.01		61,281	0.25	0.00	(f)	1.07
1.00	0.00	(f)	63,956	0.26	0.00	(f)	1.07
1.00	0.10		93,124	0.34	0.00	(f)	1.07
1.00	0.00		104,245	0.44	0.00	(f)	1.06

1.00	0.00	(f)	19,470	0.24	0.00		1.22
1.00	0.01		31,002	0.20	0.00		1.22
1.00	0.08		20,703	0.36	0.00	(f)	1.25
1.00	0.11		19,376	0.34	0.00	(f)	1.22

JULY 1, 2013	57

Additional Fee and Expense Information

ADDITIONAL FEE AND EXPENSE INFORMATION

FOR JPMT II FUNDS AND FORMER ONE GROUP MUTUAL FUNDS

In connection with the 2004 final settlement between Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA), with the New York Attorney General arising out of market timing of certain mutual funds advised by BOIA, BOIA agreed, among other things, to disclose hypothetical information regarding investment and expense information to Fund shareholders. The hypothetical examples are provided for JPMT II Funds or those Funds that have acquired the assets and liabilities of a JPMT II Fund or a series of One Group Mutual Funds.

The “Gross Expense Ratio” includes the contractual expenses that make up the investment advisory, administration and shareholder servicing fees, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable.

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Prime Money Market Fund	Service	1.05%	1.06%
JPMorgan Liquid Assets Money Market Fund	Service	1.05%	1.07%
JPMorgan U.S. Government Money Market Fund	Service	1.05%	1.06%
JPMorgan U.S. Treasury Plus Money Market Fund	Service	1.05%	1.06%
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Service	1.05%	1.06%
JPMorgan Municipal Money Market Fund	Service	1.05%	1.07%
JPMorgan Ohio Municipal Money Market Fund	Service	1.05%	1.22%

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On July 1, 2013, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•

The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.

“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each 12-month period (year) ended June 30 would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” Net “Annual Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.

Your actual costs may be higher or lower than those shown.

58	J.P. MORGAN MONEY MARKET FUNDS

JPMorgan Prime Money Market Fund

	Service Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2014	$107	5.00%	3.95%	3.95%
June 30, 2015	112	10.25	8.05	3.94
June 30, 2016	117	15.76	12.30	3.94
June 30, 2017	121	21.55	16.73	3.94
June 30, 2018	126	27.63	21.33	3.94
June 30, 2019	131	34.01	26.11	3.94
June 30, 2020	136	40.71	31.08	3.94
June 30, 2021	142	47.75	36.24	3.94
June 30, 2022	147	55.13	41.61	3.94
June 30, 2023	153	62.89	47.19	3.94

JPMorgan Liquid Assets Money Market Fund

	Service Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2014	$107	5.00%	3.95%	3.95%
June 30, 2015	113	10.25	8.04	3.93
June 30, 2016	118	15.76	12.28	3.93
June 30, 2017	123	21.55	16.69	3.93
June 30, 2018	127	27.63	21.28	3.93
June 30, 2019	132	34.01	26.05	3.93
June 30, 2020	138	40.71	31.00	3.93
June 30, 2021	143	47.75	36.15	3.93
June 30, 2022	149	55.13	41.50	3.93
June 30, 2023	154	62.89	47.06	3.93

JPMorgan U.S. Government Money Market Fund

	Service Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2014	$107	5.00%	3.95%	3.95%
June 30, 2015	112	10.25	8.05	3.94
June 30, 2016	117	15.76	12.30	3.94
June 30, 2017	121	21.55	16.73	3.94
June 30, 2018	126	27.63	21.33	3.94
June 30, 2019	131	34.01	26.11	3.94
June 30, 2020	136	40.71	31.08	3.94
June 30, 2021	142	47.75	36.24	3.94
June 30, 2022	147	55.13	41.61	3.94
June 30, 2023	153	62.89	47.19	3.94

JULY 1, 2013	59

Legal Proceedings and Additional Fee and Expense Information (continued)

JPMorgan U.S. Treasury Plus Money Market Fund

	Service Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2014	$107	5.00%	3.95%	3.95%
June 30, 2015	112	10.25	8.05	3.94
June 30, 2016	117	15.76	12.30	3.94
June 30, 2017	121	21.55	16.73	3.94
June 30, 2018	126	27.63	21.33	3.94
June 30, 2019	131	34.01	26.11	3.94
June 30, 2020	136	40.71	31.08	3.94
June 30, 2021	142	47.75	36.24	3.94
June 30, 2022	147	55.13	41.61	3.94
June 30, 2023	153	62.89	47.19	3.94

JPMorgan 100% U.S. Treasury Securities Money Market Fund

	Service Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2014	$107	5.00%	3.95%	3.95%
June 30, 2015	112	10.25	8.05	3.94
June 30, 2016	117	15.76	12.30	3.94
June 30, 2017	121	21.55	16.73	3.94
June 30, 2018	126	27.63	21.33	3.94
June 30, 2019	131	34.01	26.11	3.94
June 30, 2020	136	40.71	31.08	3.94
June 30, 2021	142	47.75	36.24	3.94
June 30, 2022	147	55.13	41.61	3.94
June 30, 2023	153	62.89	47.19	3.94

JPMorgan Municipal Money Market Fund

	Service Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2014	$107	5.00%	3.95%	3.95%
June 30, 2015	113	10.25	8.04	3.93
June 30, 2016	118	15.76	12.28	3.93
June 30, 2017	123	21.55	16.69	3.93
June 30, 2018	127	27.63	21.28	3.93
June 30, 2019	132	34.01	26.05	3.93
June 30, 2020	138	40.71	31.00	3.93
June 30, 2021	143	47.75	36.15	3.93
June 30, 2022	149	55.13	41.50	3.93
June 30, 2023	154	62.89	47.06	3.93

60	J.P. MORGAN MONEY MARKET FUNDS

JPMorgan Ohio Municipal Money Market Fund

	Service Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2014	$107	5.00%	3.95%	3.95%
June 30, 2015	129	10.25	7.88	3.78
June 30, 2016	134	15.76	11.96	3.78
June 30, 2017	139	21.55	16.19	3.78
June 30, 2018	144	27.63	20.58	3.78
June 30, 2019	150	34.01	25.14	3.78
June 30, 2020	156	40.71	29.87	3.78
June 30, 2021	161	47.75	34.78	3.78
June 30, 2022	168	55.13	39.87	3.78
June 30, 2023	174	62.89	45.16	3.78

JULY 1, 2013	61

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

J.P. Morgan Institutional Funds Service Center

500 Stanton Christiana Road, 3-OPS3

Newark, DE 19713

You can contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC

Washington, DC 20549-1520

1-202-551-8090

E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File Nos.

JPMorgan Trust I	811-21295
JPMorgan Trust II	811-4236

©JPMorgan Chase & Co. 2013. All rights reserved. July 2013. PR-MMS-713

Prospectus

J.P. Morgan Money Market Funds

Investor Shares

July 1, 2013

JPMorgan Prime Money Market Fund	Ticker: JPIXX
JPMorgan Liquid Assets Money Market Fund	Ticker: HLPXX
JPMorgan U.S. Government Money Market Fund	Ticker: JGMXX
JPMorgan U.S. Treasury Plus Money Market Fund	Ticker: HGOXX

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan Prime Money Market Fund

Class/Ticker: Investor/JPIXX

The Fund’s Objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Investor
Management Fees	0.08%
Other Expenses	0.43
Shareholder Service Fees	0.35
Remainder of Other Expenses	0.08

Total Annual Fund Operating Expenses	0.51

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INVESTOR SHARES ($)	52	164	285	640

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations,

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities,

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities,
•	asset-backed securities,

•	repurchase agreements and reverse repurchase agreements, and

•	taxable municipal obligations.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the banking industry. The Fund may, however, invest less than 25% of its total assets in this industry as a temporary defensive measure.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

JULY 1, 2013	1

JPMorgan Prime Money Market Fund (continued)

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Concentration Risk. Because the Fund will invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the banking industry. The profitability of banks depends largely on the availability and cost of funds, which can change depending on economic conditions.

Foreign Securities Risk. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, and regulatory issues facing issuers in such foreign countries. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

2	J.P. MORGAN MONEY MARKET FUNDS

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Investor Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The performance of Investor Shares shown is based on the performance of Morgan Shares prior to the inception of the Investor Shares. The returns of Investor Shares would have been different than those shown because Investor Shares have different expenses than Morgan Shares.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	3Q 2007	1.24%
Worst Quarter	3Q and 4Q 2009	0.00%
	1Q, 2Q, 3Q and 4Q 2010
	1Q, 2Q, 3Q and 4Q 2011
	1Q, 2Q, 3Q and 4Q 2012

The Fund’s year-to-date total return as of 3/31/13 was 0.00%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
INVESTOR SHARES	0.01%	0.57%	1.66%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

Purchase minimums

For Investor Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

You may purchase or redeem shares on any business day that the Fund is open

•	Through your financial intermediary
•	By writing to J.P. Morgan Institutional Funds Service Center 500 Stanton Christiana Road, 3-OPS3, Newark DE 19713

JULY 1, 2013	3

JPMorgan Prime Money Market Fund (continued)

•	After you open an account, by calling J.P. Morgan Institutional Funds Service Center at 1-800-766-7722

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4	J.P. MORGAN MONEY MARKET FUNDS

JPMorgan Liquid Assets Money Market Fund

Class/Ticker: Investor/HLPXX

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Investor
Management Fees	0.08%
Other Expenses	0.44
Shareholder Service Fees	0.35
Remainder of Other Expenses	0.09

Total Annual Fund Operating Expenses	0.52
Fee Waivers and Expense Reimbursements[1]	(0.01)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.51

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of the Investor Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.51% of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INVESTOR SHARES ($)	52	166	290	652

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations,

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities,

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities,

•	asset-backed securities,

•	repurchase agreements and reverse repurchase agreements, and

•	taxable municipal obligations.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Fund may, however, invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions or if investing less than 25% appears to be in the best interest of shareholders.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

JULY 1, 2013	5

JPMorgan Liquid Assets Money Market Fund (continued)

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal

National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Concentration Risk. Because the Fund will invest a significant portion of its assets in securities of companies in the financial services industry, developments affecting the financial services industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the financial services industry. In addition, financial services companies are highly dependent on the supply of short-term financing.

Foreign Securities Risk. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be

6	J.P. MORGAN MONEY MARKET FUNDS

subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, and regulatory issues facing issuers in such foreign countries. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Floating and Variable Rate Securities Risk: Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Investor Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	3Q 2007	1.25%
Worst Quarter	4Q 2009	0.00%
	1Q, 2Q and 3Q 2010
	1Q, 2Q, 3Q and 4Q 2011
	1Q, 2Q, 3Q and 4Q 2012

The Fund’s year-to-date total return as of 3/31/13 was 0.00%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
INVESTOR SHARES	0.01%	0.59%	1.69%

JULY 1, 2013	7

JPMorgan Liquid Assets Money Market Fund (continued)

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

Purchase minimums

For Investor Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

You may purchase or redeem shares on any business day that the Fund is open

•	Through your financial intermediary
•	By writing to J.P. Morgan Institutional Funds Service Center 500 Stanton Christiana Road, 3-OPS3, Newark DE 19713
•	After you open an account, by calling J.P. Morgan Institutional Funds Service Center at 1-800-766-7722

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8	J.P. MORGAN MONEY MARKET FUNDS

JPMorgan U.S. Government Money Market Fund

Class/Ticker: Investor/JGMXX

The Fund’s Objective

The Fund seeks high current income with liquidity and stability of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Investor
Management Fees	0.08%
Other Expenses	0.43
Shareholder Service Fees	0.35
Remainder of Other Expenses	0.08

Total Annual Fund Operating Expenses	0.51

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INVESTOR SHARES ($)	52	164	285	640

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities, and

•	repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Mortgage-Related Securities Risk. Mortgage-related securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic

JULY 1, 2013	9

JPMorgan U.S. Government Money Market Fund (continued)

conditions, mortgage-related securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counter-party to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

State and Local Taxation Risk. The Fund may invest in securities whose interest is subject to state and local income taxes, such as the interest on securities guaranteed by the FDIC under the TLGP or securities issued under similar programs in the future. Consult your tax professional for more information.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

10	J.P. MORGAN MONEY MARKET FUNDS

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Investor Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The performance of Investor Shares is based on the performance of the Capital Shares prior to the inception of the Investor Shares.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	4Q 2006	1.31%
Worst Quarter	1Q and 2Q 2010	0.00%
	1Q, 2Q, 3Q and 4Q 2011
	1Q, 2Q, 3Q and 4Q 2012

The Fund’s year-to-date total return as of 3/31/13 was 0.00%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
INVESTOR SHARES	0.00%	0.44%	1.57%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

Purchase minimums

For Investor Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

You may purchase or redeem shares on any business day that the Fund is open

•	Through your financial intermediary
•	By writing to J.P. Morgan Institutional Funds Service Center 500 Stanton Christiana Road, 3-OPS3, Newark DE 19713
•	After you open an account, by calling J.P. Morgan Institutional Funds Service Center at 1-800-766-7722

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

JULY 1, 2013	11

JPMorgan U.S. Treasury Plus Money Market Fund

Class/Ticker: Investor/HGOXX

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Investor
Management Fees	0.08%
Other Expenses	0.43
Shareholder Service Fees	0.35
Remainder of Other Expenses	0.08

Total Annual Fund Operating Expenses	0.51

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INVESTOR SHARES ($)	52	164	285	640

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and

•	repurchase agreements fully collateralized by U.S. Treasury securities.

The debt securities described above carry different interest rates, maturities and issue dates.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

12	J.P. MORGAN MONEY MARKET FUNDS

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counter-party to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Investor Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	4Q 2006	1.21%
Worst Quarter	1Q, 2Q, 3Q and 4Q 2009	0.00%
	1Q, 2Q, 3Q and 4Q 2010
	1Q, 2Q, 3Q and 4Q 2011
	1Q, 2Q, 3Q and 4Q 2012

The Fund’s year-to-date total return as of 3/31/13 was 0.00%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
INVESTOR SHARES	0.00%	0.25%	1.43%

JULY 1, 2013	13

JPMorgan U.S. Treasury Plus Money Market Fund (continued)

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

Purchase minimums

For Investor Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

You may purchase or redeem shares on any business day that the Fund is open

•	Through your financial intermediary
•	By writing to J.P. Morgan Institutional Funds Service Center, 500 Stanton Christiana Road, 3-0PS3, Newark DE 19713
•	After you open an account, by calling J.P. Morgan Institutional Funds Service Center at 1-800-766-7722

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

14	J.P. MORGAN MONEY MARKET FUNDS

More About the Funds

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES

The main investment strategies for a particular Fund are summarized in the Fund’s Risk/Return Summary.

Each Fund may utilize these investment strategies to a greater or lesser degree.

Each Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, each Fund is managed in the following manner:

•	Each Fund seeks to maintain a net asset value of $1.00 per share.

•

The dollar-weighted average maturity of each Fund will be 60 days or less, and the dollar-weighted average life to maturity will be 120 days or less. For a discussion of dollar weighted average maturity and dollar-weighted average life to maturity, please see page 30.

•	Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	Each Fund invests only in U.S. dollar-denominated securities.

•

Each Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets and will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. “Daily liquid assets” include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day. “Weekly liquid assets” include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

•	Each Fund will only buy securities that present minimal credit risk. With regard to Prime Money Market Fund, these securities will:

•

have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one nationally recognized statistical rating organization rates that security; or

•	have an additional third party guarantee in order to meet the rating requirements; or
•	be considered of comparable quality by J.P. Morgan Investment Management Inc. (JPMIM), the Funds’ adviser, if the security is not rated.

With regard to Liquid Assets Money Market Fund, these securities will:

•

have one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one nationally recognized statistical rating organization rates that security; or

•	have an additional third party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIM, the Funds’ adviser, if the security is not rated.

All of the Funds that are permitted to invest in repurchase agreements may engage in repurchase agreement transactions that are collateralized by cash or government securities. The Liquid Assets Money Market Fund and Prime Money Market Fund may, in addition, engage in repurchase agreement transactions that are collateralized by money market instruments, debt securities, loan participations or other securities, including equity securities and securities that are rated below investment grade by the requisite nationally recognized statistical rating organizations or unrated securities of comparable quality. High yield securities (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.

FUNDAMENTAL INVESTMENT OBJECTIVES
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objective for each of the Liquid Assets Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund is fundamental. The investment objective for the Prime Money Market Fund is non-fundamental and may be changed without the consent of a majority of the outstanding shares of that Fund.

INVESTMENT RISKS

There can be no assurance that a Fund will achieve its investment objectives.

The main risks associated with investing in the Funds are summarized in “Risk/Return Summaries” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Funds are described below.

Please note that the Funds also may use strategies that are not described in this section, but which are described in the Statement of Additional Information.

JULY 1, 2013	15

More About the Funds (continued)

Main Risks

Interest Rate Risk. Although each Fund is generally less sensitive to interest rate changes than are funds that invest in longer-term securities, changes in short-term interest rates will cause changes to that Fund’s yield. In addition, a low-interest rate environment may prevent a Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. There is a risk that the issuer of a security, or the counterparty to a contract, repurchase agreement or other investment, will default or otherwise become unable to honor a financial obligation. The price and liquidity of a security can also be adversely affected if either its credit status or the market environment generally deteriorates and the probability of default rises. The value of your investment could decline as a result of these events.

Mortgage-Related and Other Asset-Backed Securities Risk. (applicable to Prime Money Market Fund, Liquid Assets Money Market Fund and U.S. Government Money Market Fund) Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase/decrease the income available for distributions by a Fund and the Fund’s yield. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, a Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, a Fund may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”.

Government Securities Risk. The Funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to a Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Redemption Risk. A Fund could experience a loss and the Fund’s net asset value may be affected when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. A Fund may be forced to sell its holdings when shareholders of the Fund make relatively large redemption requests. Furthermore, when markets are illiquid, a Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Repurchase Agreement Risk. There is a risk that the counter-party to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by a Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. For example, certain repurchase agreements a Fund may enter into may or may not be subject to an automatic stay in bankruptcy proceedings. As a result of the automatic stay, to the extent applicable, the Fund could be prohibited from selling the collateral in the event of a counterparty’s bankruptcy unless the Fund is able to obtain the approval of the bankruptcy court. In addition, to the extent that a repurchase agreement is secured by collateral other than cash and government securities (“Non-Traditional Collateral”), these risks may be magnified and the value of Non-Traditional

16	J.P. MORGAN MONEY MARKET FUNDS

Collateral may be more volatile or less liquid thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty’s default. High yield securities (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.

Foreign Securities Risk. (applicable to Prime Money Market Fund and Liquid Assets Money Market Fund) To the extent that a Fund invests in foreign securities, these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of some foreign markets, all of which could adversely affect a Fund’s investments in a foreign country. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on a Fund’s ability to sell the securities at any given time. Such securities also may lose value.

When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. (applicable to Prime Money Market Fund, Liquid Assets Money Market Fund and U.S. Government Money Market Fund) A Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Additional Risks

Municipal Obligations Risk. (applicable to Prime Money Market Fund and Liquid Assets Money Market Fund) The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease a Fund’s income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Factors contributing to the economic stress on municipalities may include lower property tax collections as a result of lower home values, lower sales tax revenue as a result of consumers cutting back spending, and lower income tax revenue as a result of a higher unemployment rate. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for a Fund to sell the security at the time and the price that normally prevails in the market. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of a Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these obligations could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. For example, Chapter 9 of the Bankruptcy Code provides a financially distressed municipality protection from its creditors while it develops and negotiates a plan for

JULY 1, 2013	17

More About the Funds (continued)

reorganizing its debts. “Municipality” is defined broadly by the Bankruptcy Code as a “political subdivision or public agency or instrumentality of a state” and may include various issuers of obligations in which a Fund invests. The reorganization of a municipality’s debts may include extending debt maturities, reducing the amount of principal or interest, refinancing the debt or taking other measures, which may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of a Fund’s investments.

There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for a Fund to be able to invest in accordance with its normal investment policies.

Interest on municipal obligations, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.

For more information about risks associated with the types of investments that the Funds purchase, please read the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Funds may hold all or most of their total assets in cash for temporary defensive purposes. This may result in a lower yield and prevent the Funds from meeting their investment objectives.

U.S. Treasury Plus Money Market Fund

As a temporary defensive measure, the Fund may invest up to 20% of its total assets in (1) debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and (2) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Temporary Defensive Position Risk

Prime Money Market Fund, Liquid Assets Money Market Fund and U.S. Government Money Market Fund

If a Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

U.S. Treasury Plus Money Market Fund

If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

Investments in the securities enumerated as investments permissible as a temporary defensive measure above pose additional risks. Investments in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities may include Ginnie Mae, Fannie Mae, or Freddie Mac securities. Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Investments in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities may also be subject to prepayment and call risk. The issuers of mortgage-backed and asset-backed securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. Additionally, for securities issued by agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, the Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default.

The addition of repurchase agreements will cause additional state tax consequences to shareholders of the Fund. Consult your tax professional for more information.

EXPENSE LIMITATION

(applicable to Prime Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund) The Funds’ adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Investor Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation,

18	J.P. MORGAN MONEY MARKET FUNDS

extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.51% of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Funds’ Service Providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

ADDITIONAL HISTORICAL PERFORMANCE INFORMATION

Some of the companies that provide services to the Funds have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

Each Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Effective, May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality, and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on SEC rules then in-effect and is not an indication of future returns.

Prime Money Market Fund

Historical performance for the Investor Shares prior to 1/1/10 in the bar chart and 7/1/09 in the table is based on the performance of the Fund’s Morgan Shares, which invest in the same portfolio of securities. Morgan Shares are not offered in this prospectus. The returns of Investor Shares would have been different than those shown because Investor Shares have different expenses than Morgan Shares.

U.S. Government Money Market Fund

Historical performance for the Investor Shares prior to 1/1/10 in the bar chart and 7/1/09 in the table is based on the performance of the Fund’s Capital Shares, which invest in the same portfolio of securities. Capital Shares are not offered in this prospectus. Prior class performance for the Capital Shares has been adjusted to reflect differences in expenses between the Investor Shares and the Capital Shares.

JULY 1, 2013	19

The Funds’ Management and Administration

The following Fund is a series of JPMorgan Trust I (JPMT I), a Delaware statutory trust:

Prime Money Market Fund

The following Funds are a series of JPMorgan Trust II (JPMT II), a Delaware statutory trust:

Liquid Assets Money Market Fund

U.S. Government Money Market Fund

U.S. Treasury Plus Money Market Fund

The Trust is governed by Trustees who are responsible for overseeing all business activities of the Funds.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-766-7722 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary (as described below) who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Advisers

J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to several of the Funds and makes the day-to-day investment decisions for the Funds.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.

During the most recent fiscal period ended 2/28/13, JPMIM was paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:

Prime Money Market Fund	0.08%
Liquid Assets Money Market Fund	0.08
U.S. Government Money Market Fund	0.07
U.S. Treasury Plus Money Market Fund	0.06

A discussion of the basis the Trustees of each Trust used in reapproving the investment advisory agreements for the Funds is available in the semi-annual report for the most recent fiscal period ended August 31.

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the other service providers of the Funds. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.10% of the first $100 billion of average daily net assets of all money market funds in the J.P. Morgan Funds Complex plus 0.05% of average daily net assets of such Funds over $100 billion.

The Funds’ Shareholder Servicing Agent

JPMT I and JPMT II, on behalf of the Funds, have entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.35% of the average daily net assets of Investor Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the annual fees described above to such entities for performing shareholder and administrative services. The amount payable for “service fees” (as defined by the Financial Industry Regulatory Authority (FINRA)) does not exceed 0.25% of the average annual net assets attributable to the Investor Shares of each Fund.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries

20	J.P. MORGAN MONEY MARKET FUNDS

that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan

Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

JULY 1, 2013	21

How Your Account Works

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Investor Shares of these Funds.

The price you pay for your shares is the net asset value (NAV) per share of the class. NAV is the value of everything a class of a Fund owns, minus everything the class owes, divided by the number of shares of that class held by investors. The Funds seek to maintain a stable NAV per share of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities provided that certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation fairly reflects the market-based net asset value per share of the Fund. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of each cut-off time each day the Funds are accepting orders. You will pay the next NAV per share calculated after J.P. Morgan Institutional Funds Service Center accepts your order.

Investor Shares may be purchased by the general public.

You may purchase Fund shares through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary. Financial Intermediaries may impose eligibility requirements for each of their clients or customers investing in the Funds, including investment minimum requirements, which may be the same as or different from the requirements for investors purchasing directly from the Funds. You may also purchase shares directly from J.P. Morgan Institutional Funds Service Center.

Shares are available on any business day that the Federal Reserve Bank of New York (Federal Reserve) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. A Fund may also close on days when the Federal Reserve is open and the New York Stock Exchange (NYSE) is closed, such as Good Friday. On any business day when the Securities Industry and Financial Markets Association (SIFMA) recommends that the securities markets close trading early, a Fund may close early.

On occasion, the NYSE closes before 4:00 p.m. Eastern Time (ET). When the NYSE closes early, a Fund may also elect to close early and purchase orders accepted by the Fund after the early closing will be effective the following business day. Each Fund, however, may elect to remain open following an early close of the NYSE. If your purchase order is accepted by the Fund before the Fund’s close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will become effective following the Fund’s next calculation of its NAV. Purchase orders accepted after a Fund’s final calculation of NAV for the day will be effective the following business day.

The NAV of each class of shares is generally calculated as of the following times each day the Funds are accepting purchase orders and redemption requests (each such time, including the final of such times each day, a cut-off time): for each of Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund, 8:00 A.M., 9:00 A.M, 10:00 A.M., 11:00 A.M., 12:00 P.M., 1:00 P.M., 2:00 P.M., 3:00 P.M, 4:00 P.M. and 5:00 P.M. ET;

If a Fund accepts your purchase order and receives payment the same day, as described below, your order will be processed at the price calculated at the next cut-off time and you will be entitled to all dividends declared on that day. If the Fund accepts your purchase order after the final cut-off time for a day, it will be processed at the next day’s first calculated price. If the Fund does not receive payment on the same day that your order is placed, as described below, you will not be entitled to any dividends declared on that day.

The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time. In addition, in its discretion, the Board of Trustees of the Funds may elect to calculate the price of a Fund’s shares once per day. Under certain circumstances, the Board of Trustees has delegated to management the ability to temporarily suspend one or more cut-off times for a Fund, other than the last cut-off time of the day.

Share ownership is electronically recorded; therefore, no certificate will be issued.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order and payment to a Fund by the applicable deadlines. Your Financial Intermediary may have earlier cut-off times for purchase orders. In addition, your Financial Intermediary may be closed at times when the Fund is open. Your order through a Financial Intermediary will be processed at the NAV next calculated following receipt of the order from the Financial Intermediary and acceptance by a Fund. In the event that the order is accepted by a Financial Intermediary that a Fund has authorized to accept orders on its behalf, as described herein, the order will be priced at the Fund’s NAV next calculated after it is accepted by the Financial Intermediary. In such cases, if requested by a Fund, a Financial Intermediary will be responsible for providing information with regard to the time that

22	J.P. MORGAN MONEY MARKET FUNDS

such order for purchase, redemption or exchange was received. Orders submitted through a Financial Intermediary that has not received such authorization will be priced at the Fund’s NAV next calculated after it receives the order from the Financial Intermediary and accepts it, which may not occur on the day submitted to the Financial Intermediary.

In order to receive a dividend on the day that you submit your order, a Fund must receive “federal funds” or other immediately available funds by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. ET) on the same business day the purchase order is placed. In the event that an order is placed by a cut-off time specified above and payment through federal funds or other immediately available funds is not received by the Fund by the close of the Federal Reserve wire transfer system or other immediately available funds that same day, you will not accrue a dividend on that day and the Fund reserves the right to cancel your purchase order and you will be liable for any resulting losses or fees incurred by the Fund or the Fund’s transfer agent. If you pay by other acceptable methods, before the final cut-off time on a day, we will process your order that day, but you will not receive any dividends declared on that day. Payments received electronically from Financial Intermediaries on your behalf for trades accepted by the Fund will begin to receive dividends the day payment is received by the Fund.

To open an account, buy or sell shares or to get fund information, call:

J.P. Morgan Institutional Funds Service Center 1-800-766-7722

Minimum Investments

Investor Shares are subject to a $1,000,000 minimum investment requirement per Fund. There are no minimum levels for subsequent purchases.

Former One Group accounts opened on or before February 18, 2005 will be subject to a $200,000 minimum.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k) or 403(b)) as well as for certain fee-based programs. The Funds reserve the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-766-7722.

General

The J.P. Morgan money market funds (including the Funds in this prospectus) are intended for short-term investment horizons, and do not monitor for market timers or prohibit short-term trading activity. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

Send the completed Account Application and a check to:

J.P. Morgan Institutional Funds Service Center

500 Stanton Christiana Road, 3-OPS3

Newark, DE 19713

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to the J.P. Morgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through the J.P. Morgan Institutional Funds Service Center by check or an Automated Clearing House (ACH) transaction is subject to certain limitations. See “Selling Fund Shares.”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

JULY 1, 2013	23

How Your Account Works (continued)

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-766-7722 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Institutional Funds Service Center

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-INVESTOR)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: XYZ CORPORATION)

Orders paid by wire may be canceled if J.P. Morgan Institutional Funds Service Center does not receive payment by a Fund’s final cut-off time on the day that you placed your order. You will be responsible for any expenses and losses to the Fund.

You can buy shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Funds you want to buy and they will contact us. Your Financial Intermediary may charge you a fee and may offer additional services, such as special purchase and redemption programs, “sweep” programs, cash advances and redemption checks. Some Financial Intermediaries charge a single fee that covers all services.

Your purchase through a Financial Intermediary will be processed at the NAV next calculated following receipt of the order from the Financial Intermediary and acceptance by a Fund, which may not occur on the day submitted to the Financial Intermediary. In addition, orders placed through a Financial Intermediary are subject to the timing requirements relating to payment for shares described above. Your Financial Intermediary may impose different minimum investments and earlier cut-off times for the submission of orders.

Your Financial Intermediary may be paid by JPMDS to assist you in establishing your account, executing transactions and monitoring your investment. Financial Intermediaries may provide the following services in connection with their customers’ investments in the Funds:

•	Acting directly or through an agent, as the sole shareholder of record.

•	Maintaining account records for customers.

•	Processing orders to purchase, redeem or exchange shares for customers.
•	Responding to inquiries from shareholders.

•	Assisting customers with investment procedures.

The Funds have authorized one or more Financial Intermediaries to accept purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. The Funds will be deemed to have received a purchase order when such Financial Intermediary or, if applicable, such Financial Intermediary’s authorized designee, accepts the order. Such orders will be priced at the Fund’s NAV next calculated after it is accepted by the Financial Intermediary. In such cases, if requested by a Fund, a Financial Intermediary will be responsible for providing information with regard to the time that such order for purchase was received.

Orders submitted through a Financial Intermediary that has not received such authorization to accept orders on a Fund’s behalf will be priced at the Fund’s NAV next calculated after it receives the order from the Financial Intermediary and accepts it, which may not occur on the day submitted to the Financial Intermediary. Since not all Financial Intermediaries have received such authorization, you may wish to contact your Financial Intermediary to determine if it has received such authorization.

Through the J.P. Morgan Institutional Funds Service Center

Call 1-800-766-7722

Or

Complete the Account Application and mail it along with a check for the amount you want to invest to:

J.P. Morgan Institutional Funds Service Center

500 Stanton Christiana Road, 3-OPS3

Newark, DE 19713

The J.P. Morgan Institutional Funds Service Center will accept your order when federal funds, a wire, a check or ACH transaction is received together with a completed Account Application or other instructions in proper form.

If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions.

SELLING FUND SHARES

You can sell or redeem your shares on any day that the Funds are open for business. You will receive the NAV per share calculated at the next cut-off time after the Fund receives your order.

24	J.P. MORGAN MONEY MARKET FUNDS

A redemption order must be in good order and supported by all appropriate documentation and information in proper form, including the name of the registered shareholder and your account number. The Funds may refuse to honor incomplete orders.

Under normal circumstances, if a Fund receives your order before the Fund’s final daily cut-off time, the Fund will make available to you the proceeds that same business day by wire. Proceeds may be made available throughout the day following the calculation of NAVs. For trades submitted through a Financial Intermediary, it is the responsibility of each Financial Intermediary to submit orders to the Fund by the final daily cut-off time in order to receive proceeds that same business day by wire. Otherwise, except as set forth in the section “Suspension of Redemptions” below, your redemption proceeds will be paid within seven days (one day for the JPMorgan Prime Money Market Fund and the JPMorgan Liquid Assets Money Market Fund) after the Fund receives the redemption order. Shareholders that redeem shares and purchase additional shares on the same day will receive dividends as set forth above under ‘‘Buying Fund Shares’’. Dividends will not accrue on shares that are redeemed and paid on a same day basis. Other redeeming shareholders will accrue dividends on the redemption date.

If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the J.P. Morgan Institutional Funds Service Center for more details.

You can sell your shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to sell. Once the Fund accepts your order which must be submitted in good order to your Financial Intermediary the Fund will process it at the NAV calculated at the next cut-off time.

Your Financial Intermediary will be responsible for sending the necessary documents to the J.P. Morgan Institutional Funds Service Center. This may not occur on the day that an order is submitted to a Financial Intermediary. Your Financial Intermediary may charge you for this service.

Your Financial Intermediary may have earlier cut-off times for redemption orders.

The Funds have authorized one or more Financial Intermediaries to accept purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. The Funds will be deemed to have received a redemption order when a Financial Intermediary or, if applicable, that Financial Intermediary’s authorized designee, accepts the order. Such orders will be priced at the Fund’s NAV next calculated after it is accepted by the Financial Intermediary. In such cases, if requested by a Fund, a Financial Intermediary will be responsible for providing information with regard to the time that such order for redemption was received.

Orders submitted through a Financial Intermediary that has not received such authorization to accept orders on a Fund’s behalf will be priced at the Fund’s NAV next calculated after it receives the order from the Financial Intermediary and accepts it, which may not occur on the day submitted to the Financial Intermediary. Since not all Financial Intermediaries have received such authorization, you may wish to contact your Financial Intermediary to determine if it has received such authorization.

Through the J.P. Morgan Institutional Funds Service Center

Call 1-800-766-7722. We will mail you a check or send the proceeds via electronic transfer or wire to the bank account on our records.

Or

Send a letter signed by an authorized signer with your instructions to:

J.P. Morgan Institutional Funds Service Center

500 Stanton Christiana Road, 3-OPS3

Newark, DE 19713

Redemptions-In-Kind

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, a Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, a Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes

JULY 1, 2013	25

How Your Account Works (continued)

the effect of large redemptions on the Fund and its remaining shareholders.

EXCHANGING FUND SHARES

In general, the same rules and procedures that apply to sales and purchases apply to exchanges. All exchanges are based upon the net asset value that is next calculated after the Fund receives your order, provided the exchange out of one Fund must occur before the exchange into the other Fund. Therefore, in order for an exchange to take place on the date that the order is submitted, the order must be received prior to the close of both the Fund that you wish to exchange into and the Fund that you wish to exchange out of, otherwise, the exchange will occur on the following business day on which both Funds are open. A shareholder that exchanges into shares of a Fund that accrues dividends daily, including a money market fund, will not accrue a dividend on the day of the exchange. A shareholder that exchanges out of shares of a Fund that accrues a daily dividend will accrue a dividend on the day of the exchange.

Investor Shares may be exchanged for Investor Shares of other J.P. Morgan Funds, subject to any minimum investment and eligibility requirements.

The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Generally, an exchange between J.P. Morgan Funds is considered a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange. You should consult your tax advisor before making an exchange.

We reserve the right to limit the number of exchanges or to refuse an exchange. Your exchange privilege will be revoked if the exchange activity is considered excessive.

You can exchange your shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to exchange. They will send the necessary documents to the J.P. Morgan Institutional Funds Service Center. Your Financial Intermediary may charge you for this service.

The Funds have authorized one or more Financial Intermediaries to accept purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. The Funds will be deemed to have received an order when a Financial Intermediary or, if applicable, that Financial Intermediary’s authorized designee, accepts the order. Such orders will be priced at the Fund’s NAV next calculated after it is accepted by the Financial Intermediary. In such cases, if requested by a Fund, a Financial Intermediary will be responsible for providing information with regard to the time that such order for exchange was received.

Orders submitted through a Financial Intermediary that has not received such authorization to accept orders on a Fund’s behalf will be priced at the Fund’s NAV next calculated after it receives the order from the Financial Intermediary and accepts it, which may not occur on the day submitted to the Financial Intermediary. Since not all Financial Intermediaries have received such authorization, you may wish to contact your Financial Intermediary to determine if it has received such authorization.

Through J.P. Morgan Institutional Funds Service Center

Call 1-800-766-7722 to ask for details.

OTHER INFORMATION CONCERNING THE FUNDS

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the Funds’ minimum investment requirement, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus. To collect the $10 sub-minimum account fee, the Funds will redeem $10 worth of shares from your account.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the sale of shares by telephone without notice.

You may write to:

J.P. Morgan Institutional Funds Service Center

500 Stanton Christiana Road, 3-OPS3

Newark, DE 19713

26	J.P. MORGAN MONEY MARKET FUNDS

Suspension of Redemptions

The Funds may suspend your ability to redeem or may postpone payment for more than seven days (more than one day for the JPMorgan Prime Money Market Fund and the JPMorgan Liquid Assets Money Market Fund) when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit (with regard to JPMorgan Prime Money Market Fund and JPMorgan Liquid Assets Money Market Fund, upon the occurrence of any of the conditions set forth under Section 22(e) of the Investment Company Act of 1940);

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

If the Board of Trustees, including a majority of the Independent Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based NAV per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may suspend redemptions and payments in order to facilitate the permanent termination of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

JULY 1, 2013	27

Shareholder Information

DISTRIBUTIONS AND TAXES

Each Fund has elected to be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Each Fund can earn income and realize capital gain. Each Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

Each Fund declares dividends of net investment income, if any, daily, so your shares can start earning dividends on the day you buy them. Each Fund distributes such dividends monthly in the form of additional Fund shares of the same class, unless you tell us that you want distributions in cash or as a deposit in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. For each taxable year, each Fund will distribute substantially all of its net investment income and short-term capital gain.

For federal income tax purposes, dividends of net investment income and any net short-term capital gain, generally are taxable as ordinary income.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares, but excluding any exempt interest dividends from a Fund) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions that are properly reported as capital gain dividends, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. Each Fund expects substantially all of its distributions of capital gain to be attributable to short-term capital gain which is taxed as ordinary income.

A Fund’s investments in certain debt obligations and asset backed securities may require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so.

Regarding the Prime Money Market Fund and the Liquid Assets Money Market Fund, a Fund’s investment in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield would be decreased.

Please see the Statement of Additional Information for additional discussion of the tax consequences of these above-described and other investments to each Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax withholding on distributions by the Funds, as discussed in the Statement of Additional Information.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of the tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

IMPORTANT TAX REPORTING CONSIDERATIONS
Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is required to report gains and losses to the IRS in connection with redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and monthly account statements. Please review these statements carefully. The Funds will correct errors if notified within 10 days of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan

28	J.P. MORGAN MONEY MARKET FUNDS

Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to J.P. Morgan Institutional Funds Service Center at 500 Stanton Christiana Road, 3-OPS3, Newark, DE 19713 or call 1-800-766-7722.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by each Fund to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

Each business day, each Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the prior business day.

Not later than 60 days after the end of each fiscal quarter, each Fund will make available, upon request, a complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Not later than five business days after the end of each calendar month, each Fund will post detailed information regarding its portfolio holdings, as well as its dollar-weighted average maturity and dollar-weighted average life, as of the last day of that month on the J.P. Morgan Funds’ website and provide a link to the SEC website where the most recent twelve months of publicly available information filed by the Fund may be obtained.

In addition, not later than five business days after the end of each calendar month, each Fund will file a schedule of detailed information regarding its portfolio holdings as of the last day of that month with the SEC. These filings will be publicly available on a delayed basis on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and the SEC’s website 60 days after the end of each calendar month.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-766-7722. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

In addition, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website at www.jpmorganfunds.com or on the J.P. Morgan external websites.

On each business day, all Funds will post their level of weekly liquid assets as of the prior business day and the Funds (other than tax free and municipal money market funds) will post their level of daily liquid assets as of the prior business day on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

DISCLOSURE OF MARKET-BASED NET ASSET VALUE

On each business day, each of the Funds will post its market-based NAV per share (Market-Based NAV) for the prior business day, as calculated using current market quotations (or an appropriate substitute that reflects current market conditions) to value its NAV per share to four decimal places on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

The Market-Based NAV will be provided for informational purposes only. For purposes of transactions in the shares of each Fund, in accordance with Rule 2a-7, the price for shares will continue to be the NAV per share of the applicable share class, calculated using the amortized cost method to two decimals, as described under “How Your Account Works.”

JULY 1, 2013	29

What the Terms Mean

Asset-backed securities: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

Commercial paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

Demand notes: Debt securities with no set maturity date. The investor can generally demand payment of the principal at any time.

Dollar-weighted average maturity: The average maturity of the Fund is the average amount of time until the organization(s) that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity date.

Dollar-weighted average life: The dollar weighted average portfolio maturity without reference to the exceptions used for variable or floating rate securities regarding the use of the date of interest rate resets in lieu of the security’s actual maturity date.

Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

Liquidity: The ability to easily convert investments into cash without losing a significant amount of money in the process.

Management fee: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund’s investments.

Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. Interest on certain municipal obligations, generally issued as general obligation and revenue bonds, is exempt from federal taxation and state and/or local taxes in the state where issued.

Other expenses: Miscellaneous items, including transfer agency, administration, custody and registration fees.

Qualified banks: (i) U.S. banks with more than $1 billion in total assets, and foreign branches of these banks; or (ii) foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S. or (iii) other U.S. or foreign commercial banks which the Fund’s adviser judges to have comparable credit standing.

Repurchase agreement: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

Reverse repurchase agreement: Contract whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

Shareholder service fee: A fee to cover the cost of paying Financial Intermediaries to provide certain support services for your account.

U.S. government securities: Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government or its agencies or instrumentalities for the timely payment of principal and interest.

Variable rate securities: Securities whose interest rates are periodically adjusted.

30	J.P. MORGAN MONEY MARKET FUNDS

This Page Intentionally Left Blank.

JULY 1, 2013	31

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the respective Fund’s annual report, which is available upon request.

To the extent that a Fund invests in other funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

Investor
	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Prime Money Market Fund
Year Ended February 28, 2013	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2011	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
July 1, 2009 (d) through February 28, 2010	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Liquid Assets Money Market Fund
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2011	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2010	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2009	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)

U.S. Government Money Market Fund
Year Ended February 28, 2013	1.00	—	(e)	—		—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2011	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
July 1, 2009 (d) through February 28, 2010	1.00	—	(e)	—	(e)	—	(e)	—		—		—

U.S. Treasury Plus Money Market Fund
Year Ended February 28, 2013	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2011	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2010	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2009	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Commencement of offering of the shares.
(e)	Amount rounds to less than $0.01.
(f)	Amount rounds to less than 0.01%.
(g)	Includes insurance expense of 0.02%.
(h)	Includes insurance expense of 0.01%.

32	J.P. MORGAN MONEY MARKET FUNDS

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$403,330	0.33%		0.01%		0.51%
1.00	0.01		520,797	0.29		0.01		0.51
1.00	0.01		480,917	0.32		0.01		0.51
1.00	0.00	(f)	613,967	0.32		0.00	(f)	0.50

1.00	0.01		567,682	0.34		0.01		0.52
1.00	0.01		562,453	0.30		0.01		0.52
1.00	0.02		491,592	0.33		0.01		0.52
1.00	0.12		572,388	0.47	(g)	0.14		0.53
1.00	2.17		714,135	0.52	(h)	2.16		0.53

1.00	0.00	(f)	4,437,341	0.17		0.00	(f)	0.51
1.00	0.01		4,401,603	0.12		0.01		0.51
1.00	0.02		3,266,727	0.24		0.00	(f)	0.51
1.00	0.00		3,438,538	0.25		0.00	(f)	0.50

1.00	0.00	(f)	300,429	0.15		0.00		0.51
1.00	0.00	(f)	381,781	0.08		0.00	(f)	0.51
1.00	0.01		461,529	0.21		0.00	(f)	0.51
1.00	0.00	(f)	861,277	0.29	(h)	0.00	(f)	0.52
1.00	0.84		1,126,084	0.49	(h)	0.84		0.52

JULY 1, 2013	33

Additional Fee and Expense Information

ADDITIONAL FEE AND EXPENSE INFORMATION

FOR JPMT II FUNDS AND FORMER ONE GROUP MUTUAL FUNDS

In connection with the 2004 final settlement between Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA), with the New York Attorney General arising out of market timing of certain mutual funds advised by BOIA, BOIA agreed, among other things, to disclose hypothetical information regarding investment and expense information to Fund shareholders. The hypothetical examples are provided for JPMT II Funds or those Funds that have acquired the assets and liabilities of a JPMT II Fund or a series of One Group Mutual Funds.

The “Gross Expense Ratio” includes the contractual expenses that make up the investment advisory, administration and shareholder servicing fees, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable.

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Prime Money Market Fund	Investor	0.51%	0.51%
JPMorgan Liquid Assets Money Market Fund	Investor	0.51	0.52
JPMorgan U.S. Government Money Market Fund	Investor	0.51	0.51
JPMorgan U.S. Treasury Plus Money Market Fund	Investor	0.51	0.51

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On July 1, 2013, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•

The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.

“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each 12-month period (year) ended June 30 would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Net Annual Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.

Your actual costs may be higher or lower than those shown.

34	J.P. MORGAN MONEY MARKET FUNDS

JPMorgan Prime Money Market Fund

	Investor Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2014	$52	5.00%	4.49%	4.49%
June 30, 2015	54	10.25	9.18	4.49
June 30, 2016	57	15.76	14.08	4.49
June 30, 2017	59	21.55	19.21	4.49
June 30, 2018	62	27.63	24.56	4.49
June 30, 2019	65	34.01	30.15	4.49
June 30, 2020	68	40.71	36.00	4.49
June 30, 2021	71	47.75	42.10	4.49
June 30, 2022	74	55.13	48.48	4.49
June 30, 2023	77	62.89	55.15	4.49

JPMorgan Liquid Assets Money Market Fund

	Investor Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2014	$52	5.00%	4.49%	4.49%
June 30, 2015	56	10.25	9.17	4.48
June 30, 2016	58	15.76	14.06	4.48
June 30, 2017	61	21.55	19.17	4.48
June 30, 2018	63	27.63	24.51	4.48
June 30, 2019	66	34.01	30.09	4.48
June 30, 2020	69	40.71	35.92	4.48
June 30, 2021	72	47.75	42.01	4.48
June 30, 2022	75	55.13	48.37	4.48
June 30, 2023	79	62.89	55.01	4.48

JULY 1, 2013	35

Additional Fee and Expense Information (continued)

JPMorgan U.S. Government Money Market Fund

	Investor Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2014	$52	5.00%	4.49%	4.49%
June 30, 2015	54	10.25	9.18	4.49
June 30, 2016	57	15.76	14.08	4.49
June 30, 2017	59	21.55	19.21	4.49
June 30, 2018	62	27.63	24.56	4.49
June 30, 2019	65	34.01	30.15	4.49
June 30, 2020	68	40.71	36.00	4.49
June 30, 2021	71	47.75	42.10	4.49
June 30, 2022	74	55.13	48.48	4.49
June 30, 2023	77	62.89	55.15	4.49

JPMorgan U.S. Treasury Plus Money Market Fund

	Investor Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2014	$52	5.00%	4.49%	4.49%
June 30, 2015	54	10.25	9.18	4.49
June 30, 2016	57	15.76	14.08	4.49
June 30, 2017	59	21.55	19.21	4.49
June 30, 2018	62	27.63	24.56	4.49
June 30, 2019	65	34.01	30.15	4.49
June 30, 2020	68	40.71	36.00	4.49
June 30, 2021	71	47.75	42.10	4.49
June 30, 2022	74	55.13	48.48	4.49
June 30, 2023	77	62.89	55.15	4.49

36	J.P. MORGAN MONEY MARKET FUNDS

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

J.P. Morgan Institutional Funds Service Center

500 Stanton Christiana Road, 3-OPS3

Newark, DE 19713

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC

Washington, DC 20549-1520

1-202-551-8090

E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File Nos.

JPMorgan Trust I	811-21295
JPMorgan Trust II	811-4236

©JPMorgan Chase & Co. 2013. All rights reserved. July 2013. PR-MMINV-713

Prospectus

J.P. Morgan Money Market Funds

Capital Shares

July 1, 2013

JPMorgan Prime Money Market Fund	Ticker: CJPXX
JPMorgan Liquid Assets Money Market Fund	Ticker: CJLXX
JPMorgan U.S. Government Money Market Fund	Ticker: OGVXX
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Ticker: CJTXX

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan Prime Money Market Fund

Class/Ticker: Capital/CJPXX

The Fund’s Objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Capital
Management Fees	0.08%
Other Expenses	0.13
Shareholder Service Fees	0.05
Remainder of Other Expenses	0.08

Total Annual Fund Operating Expenses	0.21
Fee Waivers and Expense Reimbursements[1]	(0.03)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.18

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Capital Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.18% of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CAPITAL SHARES ($)	18	65	115	265

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations,

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities,

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities,

•	asset-backed securities,

•	repurchase agreements and reverse repurchase agreements, and

•	taxable municipal obligations.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the banking industry. The Fund may, however, invest less than 25% of its total assets in this industry as a temporary defensive measure.

JULY 1, 2013	1

JPMorgan Prime Money Market Fund (continued)

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Concentration Risk. Because the Fund will invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the banking industry. The profitability of

2	J.P. MORGAN MONEY MARKET FUNDS

banks depends largely on the availability and cost of funds, which can change depending on economic conditions.

Foreign Securities Risk. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, and regulatory issues facing issuers in such foreign countries. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Capital Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The performance of Capital Shares is based on the performance of Institutional Class Shares prior to the inception of the Capital Shares. The actual returns of Capital Shares would have been different than those shown because Capital Shares have different expenses than Institutional Class Shares.

To obtain current yield information call 1-800-766-7722. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	3Q 2007	1.33%
Worst Quarter	3Q 2011	0.02%

The Fund’s year-to-date total return as of 3/31/13 was 0.03%.

JULY 1, 2013	3

JPMorgan Prime Money Market Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
CAPITAL SHARES	0.17%	0.78%	1.95%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

Purchase minimums

For Capital Shares
To establish an account	$50,000,000
To add to an account	No minimum levels

Certain institutional investors may meet the minimum through the total amount of Capital Shares of the Fund for all such institutional investors with the financial intermediary.

You may purchase or redeem shares on any business day that the Fund is open

•	Through your financial intermediary
•	By writing to J.P. Morgan Institutional Funds Service Center 500 Stanton Christiana Road, 3-OPS3, Newark DE 19713
•	After you open an account, by calling J.P. Morgan Institutional Funds Service Center at 1-800-766-7722

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4	J.P. MORGAN MONEY MARKET FUNDS

JPMorgan Liquid Assets Money Market Fund

Class/Ticker: Capital/CJLXX

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Capital
Management Fees	0.08%
Other Expenses	0.14
Shareholder Service Fees	0.05
Remainder of Other Expenses	0.09

Total Annual Fund Operating Expenses	0.22
Fee Waivers and Expense Reimbursements[1]	(0.04)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.18

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Capital Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.18% of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CAPITAL SHARES ($)	18	67	120	276

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations,

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities,

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities,

•	asset-backed securities,

•	repurchase agreements and reverse repurchase agreements, and

•	taxable municipal obligations.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies

JULY 1, 2013	5

JPMorgan Liquid Assets Money Market Fund (continued)

in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Fund may, however, invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions or if investing less than 25% appears to be in the best interest of shareholders.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

6	J.P. MORGAN MONEY MARKET FUNDS

Concentration Risk. Because the Fund will invest a significant portion of its assets in securities of companies in the financial services industry, developments affecting the financial services industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the financial services industry. In addition, financial services companies are highly dependent on the supply of short-term financing.

Foreign Securities Risk. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, and regulatory issues facing issuers in such foreign countries. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Capital Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The performance of Capital Shares is based on the performance of Investor Shares prior to the inception of the Capital Shares. The actual returns of Capital Shares would have been different than those shown because Capital Shares have different expenses than Investor Shares.

To obtain current yield information call 1-800-766-7722. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	3Q 2007	1.34%
Worst Quarter	1Q 2010	0.03%
	2Q, 3Q and 4Q 2011

The Fund’s year-to-date total return as of 3/31/13 was 0.03%.

JULY 1, 2013	7

JPMorgan Liquid Assets Money Market Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
CAPITAL SHARES	0.18%	0.81%	1.90%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

Purchase minimums

For Capital Shares
To establish an account	$50,000,000
To add to an account	No minimum levels

Certain institutional investors may meet the minimum through the total amount of Capital Shares of the Fund for all such institutional investors with the financial intermediary.

You may purchase or redeem shares on any business day that the Fund is open

•	Through your financial intermediary
•	By writing to J.P. Morgan Institutional Funds Service Center 500 Stanton Christiana Road, 3-OPS3, Newark DE 19713
•	After you open an account, by calling J.P. Morgan Institu- tional Funds Service Center at 1-800-766-7722

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8	J.P. MORGAN MONEY MARKET FUNDS

JPMorgan U.S. Government Money Market Fund

Class/Ticker: Capital/OGVXX

The Fund’s Objective

The Fund seeks high current income with liquidity and stability of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Capital
Management Fees	0.08%
Other Expenses	0.13
Shareholder Service Fees	0.05
Remainder of Other Expenses	0.08

Total Annual Fund Operating Expenses	0.21
Fee Waivers and Expense Reimbursements[1]	(0.03)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.18

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Capital Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.18% of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CAPITAL SHARES ($)	18	65	115	265

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities, and

•	repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

JULY 1, 2013	9

JPMorgan U.S. Government Money Market Fund (continued)

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Mortgage-Related Securities Risk. Mortgage-related securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counter-party to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

10	J.P. MORGAN MONEY MARKET FUNDS

State and Local Taxation Risk. The Fund may invest in securities whose interest is subject to state and local income taxes. Consult your tax professional for more information.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Capital Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	4Q 2006	1.31%
Worst Quarter	2Q, 3Q, and 4Q 2011	0.00%
	1Q, 2Q, 3Q and 4Q 2012

The Fund’s year-to-date total return as of 3/31/13 was 0.00%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
CAPITAL SHARES	0.01%	0.57%	1.82%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

Purchase minimums

For Capital Shares
To establish an account	$50,000,000
To add to an account	No minimum levels

Certain institutional investors may meet the minimum through the total amount of Capital Shares of the Fund for all such institutional investors with the financial intermediary.

You may purchase or redeem shares on any business day that the Fund is open

•	Through your financial intermediary
•	By writing to J.P. Morgan Institutional Funds Service Center 500 Stanton Christiana Road, 3-OPS3, Newark DE 19713
•	After you open an account, by calling J.P. Morgan Institu- tional Funds Service Center at 1-800-766-7722

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

JULY 1, 2013	11

JPMorgan 100% U.S. Treasury Securities Money Market Fund

Class/Ticker: Capital/CJTXX

The Fund’s Objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Capital
Management Fees	0.08%
Other Expenses	0.13
Shareholder Service Fees	0.05
Remainder of Other Expenses	0.08

Total Annual Fund Operating Expenses	0.21
Fee Waivers and Expense Reimbursements[1]	(0.03)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.18

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Capital Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.18% of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CAPITAL SHARES ($)	18	65	115	265

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes.

These investments carry different interest rates, maturities and issue dates. The interest on these securities is generally exempt from state and local income taxes. The Fund does not buy securities issued or guaranteed by agencies of the U.S. government.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund will only buy securities that present minimal credit risk.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

12	J.P. MORGAN MONEY MARKET FUNDS

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Capital Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The performance of Capital Shares is based on the performance of Institutional Class Shares prior to the inception of the Capital Shares. The actual returns of Capital Shares would have been different than those shown because Capital Shares have different expenses than Institutional Class Shares.

To obtain current yield information call 1-800-766-7722. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	3Q and 4Q 2006	1.23%
Worst Quarter	4Q 2009	0.00%
	1Q, 2Q and 3Q 2010
	1Q, 2Q, 3Q and 4Q 2011
	1Q, 2Q, 3Q and 4Q 2012

The Fund’s year-to-date total return as of 3/31/13 was 0.00%.

JULY 1, 2013	13

JPMorgan 100% U.S. Treasury Securities Money Market Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
CAPITAL SHARES	0.00%	0.33%	1.56%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

Purchase minimums

For Capital Shares
To establish an account	$50,000,000
To add to an account	No minimum levels

Certain institutional investors may meet the minimum through the total amount of Capital Shares of the Fund for all such institutional investors with the financial intermediary.

You may purchase or redeem shares on any business day that the Fund is open

•	Through your financial intermediary
•	By writing to J.P. Morgan Institutional Funds Service Center 500 Stanton Christiana Road, 3-OPS3, Newark DE 19713
•	After you open an account, by calling J.P. Morgan Institutional Funds Service Center at 1-800-766-7722

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

14	J.P. MORGAN MONEY MARKET FUNDS

More About the Funds

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES

The main investment strategies for a particular Fund are summarized in the Fund’s Risk/Return Summary.

Each Fund may utilize these investment strategies to a greater or lesser degree.

Each Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, each Fund is managed in the following manner:

•	Each Fund seeks to maintain a net asset value of $1.00 per share.

•

The dollar-weighted average maturity of each Fund will be 60 days or less, and the dollar-weighted average life to maturity will be 120 days or less. For a discussion of dollar weighted average maturity and dollar-weighted average life to maturity, please see page 30.

•	Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	Each Fund invests only in U.S. dollar-denominated securities.

•

Each taxable Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets and each Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. “Daily liquid assets” include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day. “Weekly liquid assets” include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

•	Each Fund will only buy securities that present minimal credit risk. With regard to Prime Money Market Fund, these securities will:

•

have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one nationally recognized statistical rating organization rates that security; or

•	have an additional third party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by J.P. Morgan Investment Management Inc. (JPMIM), the Funds’ adviser, if the security is not rated.

With regard to Liquid Assets Money Market Fund, these securities will:

•

have one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one nationally recognized statistical rating organization rates that security; or

•	have an additional third party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIM, the Funds’ adviser, if the security is not rated.

All of the Funds that are permitted to invest in repurchase agreements may engage in repurchase agreement transactions that are collateralized by cash or government securities. The Liquid Assets Money Market Fund and Prime Money Market Fund may, in addition, engage in repurchase agreement transactions that are collateralized by money market instruments, debt securities, loan participations or other securities, including equity securities and securities that are rated below investment grade by the requisite nationally recognized statistical rating organizations or unrated securities of comparable quality. High yield securities (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.

The 100% U.S. Treasury Securities Money Market Fund will provide shareholders with at least 60 days’ prior notice of any change to its policy to, under normal conditions, invest its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes.

FUNDAMENTAL INVESTMENT OBJECTIVES
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objective for each of the Liquid Assets Money Market Fund and U.S. Government Money Market Fund is fundamental. The investment objective for each of the Prime Money Market Fund and 100% U.S. Treasury Securities Money Market Fund is non-fundamental and may be changed without the consent of a majority of the outstanding shares of that Fund.

INVESTMENT RISKS

There can be no assurance that a Fund will achieve its investment objectives.

JULY 1, 2013	15

More About the Funds (continued)

The main risks associated with investing in the Funds are summarized in “Risk/Return Summaries” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Funds are described below.

Please note that the Funds also may use strategies that are not described in this section, but which are described in the Statement of Additional Information.

Main Risks

Interest Rate Risk. Although each Fund is generally less sensitive to interest rate changes than are funds that invest in longer-term securities, changes in short-term interest rates will cause changes to that Fund’s yield. In addition, a low-interest rate environment may prevent a Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. There is a risk that the issuer of a security, or the counterparty to a contract, repurchase agreement or other investment, will default or otherwise become unable to honor a financial obligation. The price and liquidity of a security can also be adversely affected if either its credit status or the market environment generally deteriorates and the probability of default rises. The value of your investment could decline as a result of these events.

Mortgage-Related and Other Asset-Backed Securities Risk. (applicable to Prime Money Market Fund, Liquid Assets Money Market Fund and U.S. Government Money Market Fund) Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase/decrease the income available for distributions by a Fund and the Fund’s yield. When mortgages and other obligations are prepaid and when securities are called, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, a Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, a Fund may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”.

Government Securities Risk. The Funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to a Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Fannie Mae, or Freddie Mac). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Therefore, U.S. government related organizations such as Fannie Mae or Freddie Mac may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Redemption Risk. A Fund could experience a loss and the Fund’s net asset value may be affected when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. A Fund may be forced to sell its holdings when shareholders of the Fund make relatively large redemption requests. Furthermore, when markets are illiquid, a Fund may be unable to sell illiquid securities at its desired time

16	J.P. MORGAN MONEY MARKET FUNDS

or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Repurchase Agreement Risk. There is a risk that the counter-party to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by a Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. For example, certain repurchase agreements a Fund may enter into may or may not be subject to an automatic stay in bankruptcy proceedings. As a result of the automatic stay, to the extent applicable, a Fund could be prohibited from selling the collateral in the event of a counterparty’s bankruptcy unless the Fund is able to obtain the approval of the bankruptcy court. In addition, to the extent that a repurchase agreement is secured by collateral other than cash and government securities (“Non-Traditional Collateral”), these risks may be magnified and the value of Non-Traditional Collateral may be more volatile or less liquid thereby increasing the risk that a Fund will be unable to recover fully in the event of a counterparty’s default. High yield securities (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.

Foreign Securities Risk. (applicable to Prime Money Market Fund and Liquid Assets Money Market Fund) To the extent that the Fund invests in foreign securities, these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of some foreign markets, all of which could adversely affect the Fund’s investments in a foreign country. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on a Fund’s ability to sell the securities at any given time. Such securities also may lose value.

When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. (applicable to Prime Money Market Fund, Liquid Assets Money Market Fund and U.S. Government Money Market Fund) The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Additional Risks

Municipal Obligations Risk. (applicable to Prime Money Market Fund and Liquid Assets Money Market Fund) The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease a Fund’s income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Factors contributing to the economic stress on municipalities may include lower property tax collections as a result of

JULY 1, 2013	17

More About the Funds (continued)

lower home values, lower sales tax revenue as a result of consumers cutting back spending, and lower income tax revenue as a result of a higher unemployment rate. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for a Fund to sell the security at the time and the price that normally prevails in the market. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of a Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these obligations could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. For example, Chapter 9 of the Bankruptcy Code provides a financially distressed municipality protection from its creditors while it develops and negotiates a plan for reorganizing its debts. “Municipality” is defined broadly by the Bankruptcy Code as a “political subdivision or public agency or instrumentality of a state” and may include various issuers of obligations in which a Fund invests. The reorganization of a municipality’s debts may include extending debt maturities, reducing the amount of principal or interest, refinancing the debt or taking other measures, which may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of a Fund’s investments.

There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for a Fund to be able to invest in accordance with its normal investment policies.

Interest on municipal obligations, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.

For more information about risks associated with the types of investments that the Funds purchase, please read the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Funds may hold all or most of their total assets in cash for temporary defensive purposes. This may result in a lower yield and prevent the Funds from meeting their investment objectives.

100% U.S. Treasury Securities Money Market Fund

As a temporary defensive measure, the Fund may invest up to 20% of its total assets in (1) debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and (2) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Temporary Defensive Position Risk

Prime Money Market Fund, Liquid Assets Money Market Fund and U.S. Government Money Market Fund

If a Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

100% U.S. Treasury Securities Money Market Fund

If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

Investments in the securities enumerated as investments permissible as a temporary defensive measure above pose additional risks. Investments in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities may include Ginnie Mae, Fannie Mae, or Freddie Mac securities. Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Investments in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities may also be subject to prepayment and call risk. The issuers of mortgage-backed and asset-backed securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. Additionally, for securities issued by agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, the Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Mortgage-related and asset-backed securities are subject

18	J.P. MORGAN MONEY MARKET FUNDS

to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default.

There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

The addition of repurchase agreements will cause additional state tax consequences to shareholders of the Fund. Consult your tax professional for more information.

ADDITIONAL HISTORICAL PERFORMANCE INFORMATION

Some of the companies that provide services to the Funds have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

Each Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality, and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on SEC rules then in-effect and is not an indication of future returns.

Prime Money Market Fund

Historical performance for the Capital Shares prior to 1/1/06 in the bar chart and prior to 2/19/05 in the table is based on the performance of the Fund’s Institutional Class Shares, which invest in the same portfolio of securities. Institutional Class Shares are not offered in this prospectus. The actual returns of Capital Shares would have been different than those shown because Capital Shares have different expenses than Institutional Class Shares.

Liquid Assets Money Market Fund

Historical performance for the Capital Shares prior to 1/1/06 in the bar chart and prior to 2/19/05 in the table is based on the performance of the Fund’s Investor Shares, which invest in the same portfolio of securities. Investor Shares are not offered in this prospectus. The actual returns of Capital Shares would have been different than those shown because Capital Shares have different expenses than Investor Shares.

100% U.S. Treasury Securities Money Market Fund

Historical performance for the Capital Shares prior to 1/1/06 in the bar chart and prior to 2/19/05 in the table is based on the performance of the Fund’s Institutional Class Shares, which invest in the same portfolio of securities. Institutional Class Shares and Agency Shares are not offered in this prospectus. The actual returns of Capital Shares would have been different than those shown because Capital Shares have different expenses than Institutional Class Shares.

JULY 1, 2013	19

The Funds’ Management and Administration

The following Funds are series of JPMorgan Trust I (JPMT I), a Delaware statutory trust:

Prime Money Market Fund

100% U.S. Treasury Securities Money Market Fund

The following Funds are series of JPMorgan Trust II (JPMT II), a Delaware statutory trust:

Liquid Assets Money Market Fund

U.S. Government Money Market Fund

Each Trust is governed by trustees who are responsible for overseeing all business activities of the Funds. In addition to the Funds, each Trust consists of other series representing separate investment funds (each, a “J.P. Morgan Fund”).

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-766-7722 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary (as described below) who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Funds and makes the day-to-day investment decisions for the Funds.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.

During the most recent fiscal period ended 2/28/13, JPMIM was paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:

Prime Money Market Fund	0.08%
Liquid Assets Money Market Fund	0.08
U.S. Government Money Market Fund	0.07
100% U.S. Treasury Securities Money Market Fund	0.02

A discussion of the basis the trustees of each Trust used in reapproving the investment advisory agreements for the Funds is available in the semi-annual report for the most recent fiscal period ended August 31.

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the other service providers of the Funds. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.10% of the first $100 billion of average daily net assets of all money market funds in the J.P. Morgan Funds Complex plus 0.05% of average daily net assets of such Funds over $100 billion.

The Funds’ Shareholder Servicing Agent

JPMT I and JPMT II, on behalf of the Funds, have entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.05% of the average daily net assets of Capital Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.05% annual fees to such entities for performing shareholder and administrative services.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial

20	J.P. MORGAN MONEY MARKET FUNDS

Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

JULY 1, 2013	21

How Your Account Works

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Capital Shares of these Funds.

The price you pay for your shares is the net asset value (NAV) per share of the class. NAV is the value of everything a class of a Fund owns, minus everything the class owes, divided by the number of shares of that class held by investors. The Funds seek to maintain a stable NAV per share of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities provided that certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation fairly reflects the market-based net asset value per share of the Fund. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of each cut-off time each day the Funds are accepting orders. You will pay the next NAV per share calculated after the J.P. Morgan Institutional Funds Service Center accepts your order.

Capital Shares may be purchased by institutional investors such as corporations, pension and profit sharing plans, financial institutions, states, municipalities and foundations.

You may purchase Fund shares through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Funds, including investment minimum requirements, which may be the same as or different from the requirements for investors purchasing directly from the Funds. You may also purchase shares directly from the J.P. Morgan Institutional Funds Service Center.

Shares are available on any business day that the Federal Reserve Bank of New York (Federal Reserve) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. A Fund may also close on days when the Federal Reserve is open and the New York Stock Exchange (NYSE) is closed, such as Good Friday. On any business day when the Securities Industry and Financial Markets Association (SIFMA) recommends that the securities markets close trading early, a Fund may close early.

On occasion, the NYSE closes before 4:00 p.m. Eastern Time (ET). When the NYSE closes early, a Fund may also elect to close early and purchase orders accepted by the Fund after the early closing will be effective the following business day. Each Fund, however, may elect to remain open following an early close of the NYSE. If your purchase order is accepted by the Fund before the Fund’s close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will become effective following the Fund’s next calculation of its NAV. Purchase orders accepted after a Fund’s final calculation of NAV for the day will be effective the following business day.

The NAV of each class of shares is generally calculated as of the following times each day the Funds are accepting purchase orders and redemption requests (each such time, including the final of such times each day, a cut-off time): for each of Prime Money Market Fund, Liquid Assets Money Market Fund and U.S. Government Money Market Fund, 8:00 A.M., 9:00 A.M, 10:00 A.M., 11:00 A.M., 12:00 P.M., 1:00 P.M., 2:00 P.M., 3:00 P.M, 4:00 P.M. and 5:00 P.M. ET; for 100% U.S. Treasury Securities Money Market Fund, 8:00 A.M., 9:00 A.M., 10:00 A.M., 11:00 A.M., 12:00 P.M., 1:00 P.M. and 2:00 P.M., ET.

If a Fund accepts your purchase order and receives payment the same day, as described below, your order will be processed at the price calculated at the next cut-off time and you will be entitled to all dividends declared on that day. If the Fund accepts your purchase order after the final cut-off time for a day, it will be processed at the next day’s first calculated price. If the Fund does not receive payment on the same day that your order is placed, as described below, you will not be entitled to any dividends declared on that day.

The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time. In addition, in its discretion, the Board of Trustees of the Funds may elect to calculate the price of a Fund’s shares once per day. Under certain circumstances, the Board of Trustees has delegated to management the ability to temporarily suspend one or more cut-off times for a Fund, other than the last cut-off time of the day.

Share ownership is electronically recorded; therefore, no certificate will be issued.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order and payment to a Fund by the applicable deadlines. Your Financial Intermediary may have earlier cut-off times for purchase orders. In addition, your Financial Intermediary may be closed at times when the Fund is open. Your order through a Financial Intermediary will be processed at the NAV next calculated following receipt of the order from the Financial Intermediary and acceptance by a Fund. In the event that the order is accepted by a Financial Intermediary that a Fund has

22	J.P. MORGAN MONEY MARKET FUNDS

authorized to accept orders on its behalf, as described herein, the order will be priced at the Fund’s NAV next calculated after it is accepted by the Financial Intermediary. In such cases, if requested by a Fund, a Financial Intermediary will be responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a Financial Intermediary that has not received such authorization will be priced at the Fund’s NAV next calculated after it receives the order from the Financial Intermediary and accepts it, which may not occur on the day submitted to the Financial Intermediary.

In order to receive a dividend on the day that you submit your order, a Fund must receive “federal funds” or other immediately available funds by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. ET) on the same business day the purchase order is placed. In the event that an order is placed by a cut-off time specified above and payment through federal funds or other immediately available funds is not received by the Fund by the close of the Federal Reserve wire transfer system or other immediately available funds that same day, you will not accrue a dividend on that day and the Fund reserves the right to cancel your purchase order and you will be liable for any resulting losses or fees incurred by the Fund or the Fund’s transfer agent. If you pay by other acceptable methods, before the final cut-off time on a day, we will process your order that day, but you will not receive any dividends declared on that day. Payments received electronically from Financial Intermediaries on your behalf for trades accepted by the Fund will begin to receive dividends the day payment is received by the Fund.

To open an account, buy or sell shares or get fund information, call:

J.P. Morgan Institutional Funds Service Center 1-800-766-7722

Minimum Investments

Capital Shares are subject to a $50,000,000 minimum investment requirement per Fund. Certain institutional investors may meet the minimum through the total amount of Capital Shares of the Fund for all such institutional investors with the Financial Intermediary. There are no minimum levels for subsequent purchases.

Former One Group accounts opened on or before October 28, 2004 will be subject to a $1,000,000 minimum. Former J.P. Morgan accounts opened on or before February 18, 2005 will be subject to a $20,000,000 minimum.

The Funds reserve the right to waive any investment minimum. For further information on investment minimum waivers, such as when additional accounts of the investor may be aggregated together to meet the minimum requirement, see the SAI or call 1-800-766-7722.

General

The J.P. Morgan money market funds (including the Funds in this prospectus) are intended for short-term investment horizons, and do not monitor for market timers or prohibit short-term trading activity. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

Send the completed Account Application and a check to:

J.P. Morgan Institutional Funds Service Center

500 Stanton Christiana Road, 3-OPS3

Newark, DE 19713

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to the J.P. Morgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through the J.P. Morgan Institutional Funds Service Center by

JULY 1, 2013	23

How Your Account Works (continued)

check or an Automated Clearing House (ACH) transaction is subject to certain limitations. See “Selling Fund Shares.”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-766-7722 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Institutional Funds Service Center

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-CAPITAL)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: XYZ CORPORATION)

Orders paid by wire may be canceled if the J.P. Morgan Institutional Funds Service Center does not receive payment by a Fund’s final cut-off time on the day that you placed your order. You will be responsible for any expenses and losses to the Funds.

You can buy shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Funds you want to buy and they will contact us. Your Financial Intermediary may charge you a fee and may offer additional services, such as special purchase and redemption programs, “sweep” programs, cash advances and redemption checks. Some Financial Intermediaries charge a single fee that covers all services.

Your purchase through a Financial Intermediary will be processed at the NAV next calculated following receipt of the order from the Financial Intermediary and acceptance by a Fund, which may not occur on the day submitted to the Financial Intermediary. In addition, orders placed through a Financial Intermediary are subject to the timing requirements relating to payment for shares described above. Your Financial Intermediary may impose different minimum investments and earlier cut-off times for the submission of orders.

Your Financial Intermediary may be paid by JPMDS to assist you in establishing your account, executing transactions and monitoring your investment. Financial Intermediaries may provide the following services in connection with their customers’ investments in the Funds:

•	Acting directly or through an agent, as the sole shareholder of record.

•	Maintaining account records for customers.

•	Processing orders to purchase, redeem or exchange shares for customers.

•	Responding to inquiries from shareholders.

•	Assisting customers with investment procedures.

The Funds have authorized one or more Financial Intermediaries to accept purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. The Funds will be deemed to have received a purchase order when such Financial Intermediary or, if applicable, such Financial Intermediary’s authorized designee, accepts the order. Such orders will be priced at the Fund’s NAV next calculated after it is accepted by the Financial Intermediary. In such cases, if requested by a Fund, a Financial Intermediary will be responsible for providing information with regard to the time that such order for purchase was received.

Orders submitted through a Financial Intermediary that has not received such authorization to accept orders on a Fund’s behalf will be priced at the Fund’s NAV next calculated after it receives the order from the Financial Intermediary and accepts it, which may not occur on the day submitted to the Financial Intermediary. Since not all Financial Intermediaries have received such authorization, you may wish to contact your Financial Intermediary to determine if it has received such authorization.

Through the J.P. Morgan Institutional Funds Service Center

Call 1-800-766-7722

Or

Complete the Account Application and mail it along with a check for the amount you want to invest to:

J.P. Morgan Institutional Funds Service Center

500 Stanton Christiana Road, 3-OPS3

Newark, DE 19713

The J.P. Morgan Institutional Funds Service Center will accept your order when federal funds, a wire, a check or ACH transaction is received together with a completed Account Application or other instructions in proper form.

24	J.P. MORGAN MONEY MARKET FUNDS

If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions.

SELLING FUND SHARES

You can sell or redeem your shares on any day that the Funds are open for business. You will receive the NAV per share calculated at the next cut-off time after the Fund receives your order.

A redemption order must be in good order and supported by all appropriate documentation and information in proper form, including the name of the registered shareholder and your account number. The Funds may refuse to honor incomplete orders.

Under normal circumstances, if a Fund receives your order before the Fund’s final daily cut-off time, the Fund will make available to you the proceeds that same business day by wire. Proceeds may be made available throughout the day following the calculation of NAVs. For trades submitted through a Financial Intermediary, it is the responsibility of each Financial Intermediary to submit orders to the Fund by the final daily cut-off time in order to receive proceeds that same business day by wire. Otherwise, except as set forth in the section “Suspension of Redemptions” below, your redemption proceeds will be paid within seven days (one day for the JPMorgan Prime Money Market Fund and the JPMorgan Liquid Assets Money Market Fund) after the Fund receives the redemption order. Shareholders that redeem shares and purchase additional shares on the same day will receive dividends as set forth above under ‘‘Buying Fund Shares’’. Dividends will not accrue on shares that are redeemed and paid on a same day basis. Other redeeming shareholders will accrue dividends on the redemption date.

If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the J.P. Morgan Institutional Funds Service Center for more details.

You can sell your shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to sell. Once the Fund accepts your order, which must be submitted in good order to your Financial Intermediary, the Fund will process it at the NAV calculated at the next cut-off time. Your Financial Intermediary will be responsible for sending the necessary documents to the J.P. Morgan Institutional Funds Service Center. This may not occur on the day that an order is submitted to a Financial Intermediary. Your Financial Intermediary may charge you for this service.

Your Financial Intermediary may have earlier cut-off times for redemption orders.

The Funds have authorized one or more Financial Intermediaries to accept purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. The Funds will be deemed to have received a redemption order when a Financial Intermediary or, if applicable, that Financial Intermediary’s authorized designee, accepts the order. Such orders will be priced at the Fund’s NAV next calculated after it is accepted by the Financial Intermediary. In such cases, if requested by a Fund, a Financial Intermediary will be responsible for providing information with regard to the time that such order for redemption was received.

Orders submitted through a Financial Intermediary that has not received such authorization to accept orders on a Fund’s behalf will be priced at the Fund’s NAV next calculated after it receives the order from the Financial Intermediary and accepts it, which may not occur on the day submitted to the Financial Intermediary. Since not all Financial Intermediaries have received such authorization, you may wish to contact your Financial Intermediary to determine if it has received such authorization.

Through the J.P. Morgan Institutional Funds Service Center

Call 1-800-766-7722. We will mail you a check or send the proceeds via electronic transfer or wire to the bank account on our records.

Or

Send a letter signed by an authorized signer with your instructions to:

J.P. Morgan Institutional Funds Service Center

500 Stanton Christiana Road, 3-OPS3

Newark, DE 19713

JULY 1, 2013	25

How Your Account Works (continued)

Redemptions-In-Kind

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, a Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, a Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

EXCHANGING FUND SHARES

In general, the same rules and procedures that apply to sales and purchases apply to exchanges. All exchanges are based upon the net asset value that is next calculated after the Fund receives your order, provided the exchange out of one Fund must occur before the exchange into the other Fund. Therefore, in order for an exchange to take place on the date that the order is submitted, the order must be received prior to the close of both the Fund that you wish to exchange into and the Fund that you wish to exchange out of, otherwise, the exchange will occur on the following business day on which both Funds are open. A shareholder that exchanges into shares of a Fund that accrues dividends daily, including a money market fund, will not accrue a dividend on the day of the exchange. A shareholder that exchanges out of shares of a Fund that accrues a daily dividend will accrue a dividend on the day of the exchange.

Capital Shares may be exchanged for Capital Shares of other J.P. Morgan Funds subject to any investment minimum and eligibility requirements.

The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Generally, an exchange between J.P. Morgan Funds is considered a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange. You should consult your tax advisor before making an exchange.

We reserve the right to limit the number of exchanges or to refuse an exchange. Your exchange privilege will be revoked if the exchange activity is considered excessive.

You can exchange your shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to exchange. They will send the necessary documents to the J.P. Morgan Institutional Funds Service Center. Your Financial Intermediary may charge you for this service.

The Funds have authorized one or more Financial Intermediaries to accept purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. A Fund will be deemed to have received an order when a Financial Intermediary or, if applicable, that Financial Intermediary’s authorized designee, accepts the order. Such orders will be priced at the Fund’s NAV next calculated after it is accepted by the Financial Intermediary. In such cases, if requested by a Fund, a Financial Intermediary will be responsible for providing information with regard to the time that such order for exchange was received.

Orders submitted through a Financial Intermediary that has not received such authorization to accept orders on a Fund’s behalf will be priced at the Fund’s NAV next calculated after it receives the order from the Financial Intermediary and accepts it, which may not occur on the day submitted to the Financial Intermediary. Since not all Financial Intermediaries have received such authorization, you may wish to contact your Financial Intermediary to determine if it has received such authorization.

Through the J.P. Morgan Institutional Funds Service Center

Call 1-800-766-7722 to ask for details.

OTHER INFORMATION CONCERNING THE FUNDS

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

If your account value falls below the Funds’ minimum investment requirement, the Funds reserve the right to redeem all of the remaining shares in your account and close your account. Before these actions are taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus.

You may not always reach the J.P. Morgan Institutional Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the sale of shares by telephone without notice.

26	J.P. MORGAN MONEY MARKET FUNDS

You may write to:

J.P. Morgan Institutional Funds Service Center

500 Stanton Christiana Road, 3-OPS3

Newark, DE 19713

Shares of the JPMorgan U.S. Government Money Market Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155. This Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of this Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

Suspension of Redemptions

The Funds may suspend your ability to redeem or may postpone payment for more than seven days (more than one day for the JPMorgan Prime Money Market Fund and the JPMorgan Liquid Assets Money Market Fund) when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);
3.	Federal securities laws permit (with regard to JPMorgan Prime Money Market Fund and JPMorgan Liquid Assets Money Market Fund, upon the occurrence of any of the conditions set forth under Section 22(e) of the Investment Company Act of 1940);

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

If the Board of Trustees, including a majority of the Independent Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based NAV per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may suspend redemptions and payments in order to facilitate the permanent termination of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

JULY 1, 2013	27

Shareholder Information

DISTRIBUTIONS AND TAXES

Each Fund has elected to be treated intends to and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Each Fund can earn income and realize capital gain. Each Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

Each Fund declares dividends of net investment income, if any, daily, so your shares can start earning dividends on the day you buy them. Each Fund distributes such dividends monthly in the form of additional Fund shares of the same class, unless you tell us that you want distributions in cash or as a deposit in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. For each taxable year, each Fund will distribute substantially all of its net investment income and short-term capital gain.

For federal income tax purposes, dividends of net investment income and any net short-term capital gain, generally are taxable as ordinary income. It is unlikely that dividends from any of the Funds will qualify to any significant extent for the reduced tax rate applicable to qualified dividend income.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares, but excluding any exempt interest dividends from a Fund) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions that are properly reported as capital gain dividends, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. Each Fund expects substantially all of its distributions of capital gain to be attributable to short-term capital gain which is taxed as ordinary income.

A Fund’s investments in certain debt obligations and asset backed securities may require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so.

Regarding the Prime Money Market Fund and the Liquid Assets Money Market Fund, the Fund’s investment in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield would be decreased.

Please see the Statement of Additional Information for additional discussion of the tax consequences of these above-described and other investments to each Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax withholding on distributions by the Funds, as discussed in the Statement of Additional Information.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of the tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

IMPORTANT TAX REPORTING CONSIDERATIONS
Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is required to report gains and losses to the IRS in connection with redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and monthly account statements. Please review these statements carefully. The Funds will correct errors if notified within 10 days of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan

28	J.P. MORGAN MONEY MARKET FUNDS

Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the J.P. Morgan Institutional Funds Service Center at 500 Stanton Christiana Road, 3-OPS3, Newark, DE 19713 or call 1-800-766-7722.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by each Fund to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

Each business day, each Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the prior business day.

Not later than 60 days after the end of each fiscal quarter, each Fund will make available, upon request, a complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Not later than five business days after the end of each calendar month, each Fund will post detailed information regarding its portfolio holdings, as well as its dollar-weighted average maturity and dollar-weighted average life, as of the last day of that month on the J.P. Morgan Funds’ website and provide a link to the SEC website where the most recent twelve months of publicly available information filed by the Fund may be obtained.

In addition, not later than five business days after the end of each calendar month, each Fund will file a schedule of detailed information regarding its portfolio holdings as of the last day of that month with the SEC. These filings will be publicly available on a delayed basis on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and the SEC’s website 60 days after the end of each calendar month.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-766-7722. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

In addition, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website at www.jpmorganfunds.com or on the J.P. Morgan external websites.

On each business day, all Funds will post their level of weekly liquid assets as of the prior business day and the Funds will post their level of daily liquid assets as of the prior business day on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

DISCLOSURE OF MARKET-BASED NET ASSET VALUE

On each business day, each of the Funds will post its market-based NAV per share (Market-Based NAV) for the prior business day, as calculated using current market quotations (or an appropriate substitute that reflects current market conditions) to value its NAV per share to four decimal places on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

The Market-Based NAV will be provided for informational purposes only. For purposes of transactions in the shares of each Fund, in accordance with Rule 2a-7, the price for shares will continue to be the NAV per share of the applicable share class, calculated using the amortized cost method to two decimals, as described under “How Your Account Works.”

JULY 1, 2013	29

What the Terms Mean

Asset-backed securities: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

Commercial paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

Demand notes: Debt securities with no set maturity date. The investor can generally demand payment of the principal at any time.

Dollar-weighted average maturity: The average maturity of the Fund is the average amount of time until the organization(s) that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar- weighted” means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity date.

Dollar-weighted average life: The dollar weighted average portfolio maturity without reference to the exceptions used for variable or floating rate securities regarding the use of the date of interest rate resets in lieu of the security’s actual maturity date.

Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

Liquidity: The ability to easily convert investments into cash without losing a significant amount of money in the process.

Management fee: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund’s investments.

Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. Interest on certain municipal obligations, generally issued as general obligation and revenue bonds, is exempt from federal taxation and state and/or local taxes in the state where issued.

Other expenses: Miscellaneous items, including transfer agency, administration, custody and registration fees.

Qualified banks: (i) U.S. banks with more than $1 billion in total assets, and foreign branches of these banks; or (ii) foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S. or (iii) other U.S. or foreign commercial banks which the Fund’s adviser judges to have comparable credit standing.

Repurchase agreement: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

Reverse repurchase agreement: Contract whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

Shareholder service fee: A fee to cover the cost of paying Financial Intermediaries to provide certain support services for your account.

U.S. government securities: Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government or its agencies or instrumentalities for the timely payment of principal and interest.

Variable rate securities: Securities whose interest rates are periodically adjusted.

30	J.P. MORGAN MONEY MARKET FUNDS

This Page Intentionally Left Blank.

JULY 1, 2013	31

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for each of the past one through five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the respective Fund’s annual report, which is available upon request.

To the extent that a Fund invests in other funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

Capital
		Per share operating performance
	Investment operations							Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gains		Total distributions
Prime Money Market Fund
Year Ended February 28, 2013	$1.00	$—	(b)	$—	(b)	$—	(b)	$—	(b)	$—	(b)	$—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2009	1.00	0.02		—	(b)	0.02		(0.02)		—		(0.02)

Liquid Assets Money Market Fund
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2009	1.00	0.03		—	(b)	0.03		(0.03)		—		(0.03)

U.S. Government Money Market Fund
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2009	1.00	0.02		—	(b)	0.02		(0.02)		—		(0.02)

100% U.S. Treasury Securities Money Market Fund
Year Ended February 28, 2013	1.00	—		—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2009	1.00	0.01		—	(b)	0.01		(0.01)		—		(0.01)
(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(b)	Amount rounds to less than $0.01.
(c)	Includes insurance expense of 0.01%.
(d)	Includes insurance expense of 0.02%.
(e)	Amount rounds to less than 0.01%.

32	J.P. MORGAN MONEY MARKET FUNDS

	Ratios/Supplemental data
				Ratios to average net assets
Net asset value, end of period	Total return		Net assets end of period (000’s)	Net expenses (a)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.16%		$68,141,597	0.18%		0.16%		0.21%
1.00	0.12		75,485,880	0.18		0.12		0.21
1.00	0.15		76,648,261	0.18		0.14		0.21
1.00	0.35		86,818,790	0.18	(c)	0.35		0.22
1.00	2.44		82,462,192	0.18	(d)	2.30		0.22

1.00	0.17		2,806,226	0.18		0.17		0.22
1.00	0.13		2,985,462	0.18		0.13		0.22
1.00	0.17		2,296,780	0.18		0.16		0.22
1.00	0.40		3,953,966	0.19	(d)	0.39		0.23
1.00	2.53		3,953,504	0.18	(d)	2.40		0.23

1.00	0.01		28,211,844	0.16		0.01		0.21
1.00	0.01		33,517,276	0.12		0.01		0.21
1.00	0.08		34,776,795	0.18		0.06		0.21
1.00	0.21		38,504,450	0.17		0.22		0.21
1.00	1.92		53,014,849	0.18	(d)	1.58		0.22

1.00	0.00	(e)	9,726,191	0.10		0.00		0.21
1.00	0.00	(e)	8,254,673	0.05		0.00	(e)	0.21
1.00	0.01		5,104,707	0.16		0.00	(e)	0.21
1.00	0.05		6,104,553	0.14		0.05		0.20
1.00	1.13		7,615,191	0.16		1.12		0.21

JULY 1, 2013	33

Additional Fee and Expense Information

ADDITIONAL FEE AND EXPENSE INFORMATION

FOR JPMT II FUNDS AND FORMER ONE GROUP MUTUAL FUNDS

In connection with the 2004 final settlement between Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA), with the New York Attorney General arising out of market timing of certain mutual funds advised by BOIA, BOIA agreed, among other things, to disclose hypothetical information regarding investment and expense information to Fund shareholders. The hypothetical examples are provided for JPMT II Funds or those Funds that have acquired the assets and liabilities of a JPMT II Fund or a series of One Group Mutual Funds.

The “Gross Expense Ratio” includes the contractual expenses that make up the investment advisory, administration and shareholder servicing fees, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable.

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Prime Money Market Fund	Capital	0.18%	0.21%
JPMorgan Liquid Assets Money Market Fund	Capital	0.18	0.22
JPMorgan U.S. Government Money Market Fund	Capital	0.18	0.21
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Capital	0.18	0.21

34	J.P. MORGAN MONEY MARKET FUNDS

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On July 1, 2013, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•

The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.

“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each 12-month period (year) ended June 30 would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Net Annual Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.

Your actual costs may be higher or lower than those shown.

JULY 1, 2013	35

Additional Fee and Expense Information (continued)

JPMorgan Prime Money Market Fund

	Capital Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2014	$18	5.00%	4.82%	4.82%
June 30, 2015	23	10.25	9.84	4.79
June 30, 2016	24	15.76	15.10	4.79
June 30, 2017	25	21.55	20.62	4.79
June 30, 2018	26	27.63	26.39	4.79
June 30, 2019	27	34.01	32.45	4.79
June 30, 2020	28	40.71	38.79	4.79
June 30, 2021	30	47.75	45.44	4.79
June 30, 2022	31	55.13	52.41	4.79
June 30, 2023	33	62.89	59.71	4.79

JPMorgan Liquid Assets Money Market Fund

	Capital Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2014	$18	5.00%	4.82%	4.82%
June 30, 2015	24	10.25	9.83	4.78
June 30, 2016	25	15.76	15.08	4.78
June 30, 2017	26	21.55	20.58	4.78
June 30, 2018	27	27.63	26.34	4.78
June 30, 2019	28	34.01	32.38	4.78
June 30, 2020	30	40.71	38.71	4.78
June 30, 2021	31	47.75	45.34	4.78
June 30, 2022	33	55.13	52.29	4.78
June 30, 2023	34	62.89	59.57	4.78

36	J.P. MORGAN MONEY MARKET FUNDS

JPMorgan U.S. Government Money Market Fund

	Capital Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2014	$18	5.00%	4.82%	4.82%
June 30, 2015	23	10.25	9.84	4.79
June 30, 2016	24	15.76	15.10	4.79
June 30, 2017	25	21.55	20.62	4.79
June 30, 2018	26	27.63	26.39	4.79
June 30, 2019	27	34.01	32.45	4.79
June 30, 2020	28	40.71	38.79	4.79
June 30, 2021	30	47.75	45.44	4.79
June 30, 2022	31	55.13	52.41	4.79
June 30, 2023	33	62.89	59.71	4.79

JPMorgan 100% U.S. Treasury Securities Money Market Fund

	Capital Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2014	$18	5.00%	4.82%	4.82%
June 30, 2015	23	10.25	9.84	4.79
June 30, 2016	24	15.76	15.10	4.79
June 30, 2017	25	21.55	20.62	4.79
June 30, 2018	26	27.63	26.39	4.79
June 30, 2019	27	34.01	32.45	4.79
June 30, 2020	28	40.71	38.79	4.79
June 30, 2021	30	47.75	45.44	4.79
June 30, 2022	31	55.13	52.41	4.79
June 30, 2023	33	62.89	59.71	4.79

JULY 1, 2013	37

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

J.P. Morgan Institutional Funds Service Center

500 Stanton Christiana Road, 3-OPS3

Newark, DE 19713

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC

Washington, DC 20549-1520

1-202-551-8090

E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File Nos.

JPMorgan Trust I	811-21295
JPMorgan Trust II	811-4236

©JPMorgan Chase & Co. 2013. All rights reserved. July 2013. PR-MMC-713

Prospectus

J.P. Morgan Money Market Funds

Agency Shares

July 1, 2013

JPMorgan Prime Money Market Fund	Ticker: VMIXX
JPMorgan Liquid Assets Money Market Fund	Ticker: AJLXX
JPMorgan U.S. Government Money Market Fund	Ticker: OGAXX
JPMorgan U.S. Treasury Plus Money Market Fund	Ticker: AJTXX
JPMorgan Federal Money Market Fund	Ticker: VFIXX
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Ticker: VPIXX
JPMorgan Tax Free Money Market Fund	Ticker: VTIXX
JPMorgan Municipal Money Market Fund	Ticker: JMAXX

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan Prime Money Market Fund

Class/Ticker: Agency/VMIXX

The Fund’s Objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Agency
Management Fees	0.08%
Other Expenses	0.23
Shareholder Service Fees	0.15
Remainder of Other Expenses	0.08

Total Annual Fund Operating Expenses	0.31
Fee Waivers and Expense Reimbursements[1]	(0.05)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.26

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of the Agency Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.26% of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
AGENCY SHARES ($)	27	95	169	388

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations,

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities,

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities,

•	asset-backed securities,

•	repurchase agreements and reverse repurchase agreements, and

•	taxable municipal obligations.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the banking industry. The Fund may, however, invest less than 25% of its total assets in this industry as a temporary defensive measure.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

JULY 1, 2013	1

JPMorgan Prime Money Market Fund (continued)

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amounts of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal

Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Concentration Risk. Because the Fund will invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the banking industry. The profitability of banks depends largely on the availability and cost of funds, which can change depending on economic conditions.

Foreign Securities Risk. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These

2	J.P. MORGAN MONEY MARKET FUNDS

risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, and regulatory issues facing issuers in such foreign countries. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Agency Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	3Q 2007	1.30%
Worst Quarter	3Q 2011	0.00%

The Fund’s year-to-date total return as of 3/31/13 was 0.01%.

JULY 1, 2013	3

JPMorgan Prime Money Market Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
AGENCY SHARES	0.09%	0.69%	1.86%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

Purchase minimums

For Agency Shares
To establish an account	$5,000,000
To add to an account	No minimum levels

You may purchase or redeem shares on any business day that the Fund is open

•	Through your financial intermediary
•	By writing to J.P. Morgan Institutional Funds Service Center, 500 Stanton Christiana Road, 3-OPS3, Newark, DE 19713
•	After you open an account, by calling J.P. Morgan Institutional Funds Service Center at 1-800-766-7722

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4	J.P. MORGAN MONEY MARKET FUNDS

JPMorgan Liquid Assets Money Market Fund

Class/Ticker: Agency/AJLXX

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Agency
Management Fees	0.08%
Other Expenses	0.24
Shareholder Service Fees	0.15
Remainder of Other Expenses	0.09

Total Annual Fund Operating Expenses	0.32
Fee Waivers and Expense Reimbursements[1]	(0.06)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.26

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of the Agency Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.26% of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
AGENCY SHARES ($)	27	97	174	400

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations,

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities,

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities,

•	asset-backed securities,

•	repurchase agreements and reverse repurchase agreements, and

•	taxable municipal obligations.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Fund may, however, invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions or if investing less than 25% appears to be in the best interest of shareholders.

JULY 1, 2013	5

JPMorgan Liquid Assets Money Market Fund (continued)

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Concentration Risk. Because the Fund will invest a significant portion of its assets in securities of companies in the financial services industry, developments affecting the financial services industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the financial services

6	J.P. MORGAN MONEY MARKET FUNDS

industry. In addition, financial services companies are highly dependent on the supply of short-term financing.

Foreign Securities Risk. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, and regulatory issues facing issuers in such foreign countries. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Agency Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The performance of the Agency Shares is based on the performance of Investor Shares prior to the inception of the Agency Shares. The actual returns of Agency Shares would have been different than those shown because Agency Shares have different expenses than Investor Shares.

To obtain current yield information call 1-800-766-7722. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	3Q 2007	1.31%
Worst Quarter	1Q 2010	0.01%
	2Q, 3Q and 4Q 2011

The Fund’s year-to-date total return as of 3/31/13 was 0.01%.

JULY 1, 2013	7

JPMorgan Liquid Assets Money Market Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
AGENCY SHARES	0.10%	0.72%	1.83%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

Purchase minimums

For Agency Shares
To establish an account	$5,000,000
To add to an account	No minimum levels

You may purchase or redeem shares on any business day that the Fund is open

•	Through your financial intermediary
•	By writing to J.P. Morgan Institutional Funds Service Center, 500 Stanton Christiana Road, 3-OPS3, Newark, DE 19713
•	After you open an account, by calling J.P. Morgan Institutional Funds Service Center at 1-800-766-7722

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8	J.P. MORGAN MONEY MARKET FUNDS

JPMorgan U.S. Government Money Market Fund

Class/Ticker: Agency/OGAXX

The Fund’s Objective

The Fund seeks high current income with liquidity and stability of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Agency
Management Fees	0.08%
Other Expenses	0.23
Shareholder Service Fees	0.15
Remainder of Other Expenses	0.08

Total Annual Fund Operating Expenses	0.31
Fee Waivers and Expense Reimbursements[1]	(0.05)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.26

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of the Agency Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.26% of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
AGENCY SHARES ($)	27	95	169	388

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities, and

•	repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

JULY 1, 2013	9

JPMorgan U.S. Government Money Market Fund (continued)

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Mortgage-Related Securities Risk. Mortgage-related securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counter-party to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

10	J.P. MORGAN MONEY MARKET FUNDS

State and Local Taxation Risk. The Fund may invest in securities whose interest is subject to state and local income taxes. Consult your tax professional for more information.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Agency Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	4Q 2006	1.28%
Worst Quarter	4Q 2009	0.00%
	1Q 2010
	1Q, 2Q, 3Q and 4Q 2011
	1Q, 2Q, 3Q and 4Q 2012

The Fund’s year-to-date total return as of 3/31/13 was 0.00%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
AGENCY SHARES	0.00%	0.52%	1.75%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

Purchase minimums

For Agency Shares
To establish an account	$5,000,000
To add to an account	No minimum levels

You may purchase or redeem shares on any business day that the Fund is open

•	Through your financial intermediary
•	By writing to J.P. Morgan Institutional Funds Service Center, 500 Stanton Christiana Road, 3-OPS3, Newark, DE 19713
•	After you open an account, by calling J.P. Morgan Institutional Funds Service Center at 1-800-766-7722

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

JULY 1, 2013	11

JPMorgan U.S. Treasury Plus Money Market Fund

Class/Ticker: Agency/AJTXX

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Agency
Management Fees	0.08%
Other Expenses	0.23
Shareholder Service Fees	0.15
Remainder of Other Expenses	0.08

Total Annual Fund Operating Expenses	0.31
Fee Waivers and Expense Reimbursements[1]	(0.05)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.26

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of the Agency Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.26% of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
AGENCY SHARES ($)	27	95	169	388

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and

•	repurchase agreements fully collateralized by U.S. Treasury securities.

The debt securities described above carry different interest rates, maturities and issue dates.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

12	J.P. MORGAN MONEY MARKET FUNDS

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counter-party to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Agency Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The performance of the Agency Shares is based on the performance of Investor Shares prior to the inception of the Agency Shares. The actual returns of Agency Shares would have been different than those shown because Agency Shares have different expenses than Investor Shares.

JULY 1, 2013	13

JPMorgan U.S. Treasury Plus Money Market Fund (continued)

To obtain current yield information call 1-800-766-7722. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	4Q 2006	1.28%
Worst Quarter	4Q 2009	0.00%
	1Q, 2Q, 3Q and 4Q 2010
	1Q, 2Q, 3Q and 4Q 2011
	1Q, 2Q, 3Q and 4Q 2012

The Fund’s year-to-date total return as of 3/31/13 was 0.00%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
AGENCY SHARES	0.00%	0.31%	1.53%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

Purchase minimums

For Agency Shares
To establish an account	$5,000,000
To add to an account	No minimum levels

You may purchase or redeem shares on any business day that the Fund is open

•	Through your financial intermediary
•	By writing to J.P. Morgan Institutional Funds Service Center, 500 Stanton Christiana Road, 3-OPS3, Newark, DE 19713
•	After you open an account, by calling J.P. Morgan Institutional Funds Service Center at 1-800-766-7722

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

14	J.P. MORGAN MONEY MARKET FUNDS

JPMorgan Federal Money Market Fund

Class/Ticker: Agency/VFIXX

The Fund’s Objective

The Fund aims to provide current income while still preserving capital and maintaining liquidity.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Agency
Management Fees	0.08%
Other Expenses	0.25
Shareholder Service Fees	0.15
Remainder of Other Expenses	0.10

Total Annual Fund Operating Expenses	0.33
Fee Waivers and Expense Reimbursements[1]	(0.07)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.26

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of the Agency Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.26% of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
AGENCY SHARES ($)	27	99	178	411

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes, and

•	debt securities that certain U.S. government agencies or instrumentalities have either issued or guaranteed as to principal and interest.

The interest on these securities is generally exempt from state and local income taxes.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

JULY 1, 2013	15

JPMorgan Federal Money Market Fund (continued)

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Mortgage-Related Securities Risk. Mortgage-related securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

State and Local Taxation Risk. The Fund may invest in securities whose interest is subject to state and local income taxes. Consult your tax professional for more information.

16	J.P. MORGAN MONEY MARKET FUNDS

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Agency Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	3Q and 4Q 2006	1.27%
Worst Quarter	1Q and 2Q 2010	0.00%
	1Q, 2Q, 3Q and 4Q 2011
	1Q, 2Q, 3Q and 4Q 2012

The Fund’s year-to-date total return as of 3/31/13 was 0.00%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
AGENCY SHARES	0.01%	0.50%	1.72%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

Purchase minimums

For Agency Shares
To establish an account	$5,000,000
To add to an account	No minimum levels

You may purchase or redeem shares on any business day that the Fund is open

•	Through your financial intermediary
•	By writing to J.P. Morgan Institutional Funds Service Center, 500 Stanton Christiana Road, 3-OPS3, Newark, DE 19713
•	After you open an account, by calling J.P. Morgan Institutional Funds Service Center at 1-800-766-7722

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

JULY 1, 2013	17

JPMorgan 100% U.S. Treasury Securities Money Market Fund

Class/Ticker: Agency/VPIXX

The Fund’s Objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Agency
Management Fees	0.08%
Other Expenses	0.23
Shareholder Service Fees	0.15
Remainder of Other Expenses	0.08

Total Annual Fund Operating Expenses	0.31
Fee Waivers and Expense Reimbursements[1]	(0.05)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.26

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of the Agency Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.26% of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
AGENCY SHARES ($)	27	95	169	388

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes.

These investments carry different interest rates, maturities and issue dates. The interest on these securities is generally exempt from state and local income taxes. The Fund does not buy securities issued or guaranteed by agencies of the U.S. government. The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund will only buy securities that present minimal credit risk.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which

18	J.P. MORGAN MONEY MARKET FUNDS

increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Agency Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	3Q and 4Q 2006	1.20%
	1Q and 2Q 2007
Worst Quarter	1Q, 2Q, 3Q and 4Q 2009	0.00%
	1Q, 2Q and 3Q 2010
	1Q, 2Q, 3Q and 4Q 2011
	1Q, 2Q, 3Q and 4Q 2012

The Fund’s year-to-date total return as of 3/31/13 was 0.00%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
AGENCY SHARES	0.00%	0.30%	1.51%

JULY 1, 2013	19

JPMorgan 100% U.S. Treasury Securities Money Market Fund (continued)

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

Purchase minimums

For Agency Shares
To establish an account	$5,000,000
To add to an account	No minimum levels

You may purchase or redeem shares on any business day that the Fund is open

•	Through your financial intermediary
•	By writing to J.P. Morgan Institutional Funds Service Center, 500 Stanton Christiana Road, 3-OPS3, Newark, DE 19713
•	After you open an account, by calling J.P. Morgan Institutional Funds Service Center at 1-800-766-7722

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

20	J.P. MORGAN MONEY MARKET FUNDS

JPMorgan Tax Free Money Market Fund

Class/Ticker: Agency/VTIXX

The Fund’s Objective

The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Agency
Management Fees	0.08%
Other Expenses	0.23
Shareholder Service Fees	0.15
Remainder of Other Expenses	0.08

Total Annual Fund Operating Expenses	0.31
Fee Waivers and Expense
Reimbursements[1]	(0.05)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.26

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of the Agency Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.26% of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
AGENCY SHARES ($)	27	95	169	388

The Fund’s Main Investment Strategy

Under normal conditions, the Fund will try to invest its assets exclusively in municipal obligations, the interest on which is excluded from federal income taxes. As a fundamental policy, the Fund will invest at least 80% of the value of its Assets in municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.

Municipal obligations are securities that are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities.

The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The remaining 20% of the Fund’s total assets may be invested in securities subject to federal income tax or the federal alternative minimum tax.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

JULY 1, 2013	21

JPMorgan Tax Free Money Market Fund (continued)

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of the Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of the Fund’s investments.

There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for the Fund to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the adviser may invest any portion of the Fund’s assets in obligations subject to federal income tax, or may hold any portion of the Fund’s assets in cash.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be

22	J.P. MORGAN MONEY MARKET FUNDS

given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Tax Risk. The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Structured Product Risk. Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Agency Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.

JULY 1, 2013	23

JPMorgan Tax Free Money Market Fund (continued)

To obtain current yield information call 1-800-766-7722. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	2Q and 3Q 2007	0.88%
Worst Quarter	1Q 2010	0.00%
	3Q and 4Q 2011
	1Q, 3Q and 4Q 2012

The Fund’s year-to-date total return as of 3/31/13 was 0.00%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
AGENCY SHARES	0.01%	0.46%	1.29%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

Purchase minimums

For Agency Shares
To establish an account	$5,000,000
To add to an account	No minimum levels

You may purchase or redeem shares on any business day that the Fund is open

•	Through your financial intermediary
•	By writing to J.P. Morgan Institutional Funds Service Center, 500 Stanton Christiana Road, 3-OPS3, Newark, DE 19713
•	After you open an account, by calling J.P. Morgan Institutional Funds Service Center at 1-800-766-7722

Tax Information

The Fund’s distributions of interest on municipal obligations generally are not subject to federal income tax; however the Fund may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain obligations may be subject to the federal alternative minimum tax. To the extent that the Fund’s distributions are derived from interest on obligations that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes. When your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, you may be subject to federal income tax on ordinary income or capital gains upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

24	J.P. MORGAN MONEY MARKET FUNDS

JPMorgan Municipal Money Market Fund

Class/Ticker: Agency/JMAXX

The Fund’s Objective

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Agency
Management Fees	0.08%
Other Expenses	0.24
Shareholder Service Fees	0.15
Remainder of Other Expenses	0.09

Total Annual Fund Operating Expenses Fee Waivers and Expense Reimbursements[1]	0.32 (0.06)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.26

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of the Agency Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.26% of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
AGENCY SHARES ($)	27	97	174	400

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes. As a fundamental policy, the Fund will invest at least 80% of its net assets in such municipal securities. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

Municipal obligations are securities that are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities.

The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The Fund may invest up to 100% of its assets in municipal obligations that produce income subject to the federal alternative minimum tax.

Up to 20% of the Fund’s total assets may be invested in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

JULY 1, 2013	25

JPMorgan Municipal Money Market Fund (continued)

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of the Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of the Fund’s investments.

There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for the Fund to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the adviser may invest any portion of the Fund’s assets in obligations subject to federal income tax, or may hold any portion of the Fund’s assets in cash.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be

26	J.P. MORGAN MONEY MARKET FUNDS

given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Tax Risk. The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Structured Product Risk. Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Agency Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The performance of the Agency Shares is based on the performance of Premier Shares prior to the inception of Agency Shares. The actual returns of Agency Shares would have been different than those shown because Agency Shares have different expenses than Premier Shares.

JULY 1, 2013	27

JPMorgan Municipal Money Market Fund (continued)

To obtain current yield information call 1-800-766-7722. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	3Q 2007	0.89%
Worst Quarter	1Q, 3Q and 4Q 2012	0.01%

The Fund’s year-to-date total return as of 3/31/13 was 0.00%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
AGENCY SHARES	0.04%	0.55%	1.32%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

Purchase minimums

For Agency Shares
To establish an account	$5,000,000
To add to an account	No minimum levels

You may purchase or redeem shares on any business day that the Fund is open

•	Through your financial intermediary
•	By writing to J.P. Morgan Institutional Funds Service Center, 500 Stanton Christiana Road, 3-OPS3, Newark, DE 19713
•	After you open an account, by calling J.P. Morgan Institutional Funds Service Center at 1-800-766-7722

Tax Information

The Fund’s distributions of interest on municipal obligations generally are not subject to federal income tax; however the Fund may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain obligations may be subject to the federal alternative minimum tax. To the extent that the Fund’s distributions are derived from interest on obligations that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes. When your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, you may be subject to federal income tax on ordinary income or capital gains upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

28	J.P. MORGAN MONEY MARKET FUNDS

More About the Funds

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES

The main investment strategies for a particular Fund are summarized in the Fund’s Risk/Return Summary.

Each Fund may utilize these investment strategies to a greater or lesser degree.

Each Fund is a money market fund managed to meet the requiremenAts of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, each Fund is managed in the following manner:

•	Each Fund seeks to maintain a net asset value of $1.00 per share.

•

The dollar-weighted average maturity of each Fund will be 60 days or less, and the dollar-weighted average life to maturity will be 120 days or less. For a discussion of dollar weighted average maturity and dollar-weighted average life to maturity, please see page 45.

•	Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	Each Fund invests only in U.S. dollar-denominated securities.

•

Each taxable Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets and each Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. “Daily liquid assets” include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day. “Weekly liquid assets” include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

•	Each Fund will only buy securities that present minimal credit risk. With regard to Prime Money Market Fund and Tax Free Money Market Fund, these securities will:

•

have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one nationally recognized statistical rating organization rates that security; or

•	have an additional third party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by J.P. Morgan Investment Management Inc. (JPMIM), the Funds’ adviser, if the security is not rated.

With regard to Liquid Assets Money Market Fund and Municipal Money Market Fund, these securities will:

•

have one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one nationally recognized statistical rating organization rates that security; or

•	have an additional third party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIM, the Funds’ adviser, if the security is not rated.

All of the Funds that are permitted to invest in repurchase agreements may engage in repurchase agreement transactions that are collateralized by cash or government securities. The Liquid Assets Money Market Fund and Prime Money Market Fund may, in addition, engage in repurchase agreement transactions that are collateralized by money market instruments, debt securities, loan participations or other securities, including equity securities and securities that are rated below investment grade by the requisite nationally recognized statistical rating organizations or unrated securities of comparable quality. High yield securities (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.

The 100% U.S. Treasury Securities Money Market Fund will provide shareholders with at least 60 days’ prior notice of any change to its policy to, under normal conditions, invest its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes. The Federal Money Market Fund will provide shareholders with at least 60 days’ prior notice of any changes to its policy to, under normal conditions, invest its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes, and debt securities that certain U.S. government agencies or instrumentalities have either issued or guaranteed as to principal and interest.

JULY 1, 2013	29

More About the Funds (continued)

FUNDAMENTAL INVESTMENT OBJECTIVES
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objective for each of the Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund and Municipal Money Market Fund is fundamental. The investment objective for each of the Prime Money Market Fund, Federal Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Tax Free Money Market Fund is non-fundamental and may be changed without the consent of a majority of the outstanding shares of that Fund.

INVESTMENT RISKS

There can be no assurance that a Fund will achieve its investment objectives.

The main risks associated with investing in the Funds are summarized in “Risk/Return Summaries” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Funds are described below.

Please note that the Funds also may use strategies that are not described in this section, but which are described in the Statement of Additional Information.

Interest Rate Risk. Although each Fund is generally less sensitive to interest rate changes than are funds that invest in longer-term securities, changes in short-term interest rates will cause changes to that Fund’s yield. In addition, a low-interest rate environment may prevent a Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. There is a risk that the issuer of a security, or the counterparty to a contract, repurchase agreement or other investment, will default or otherwise become unable to honor a financial obligation. The price and liquidity of a security can also be adversely affected if either its credit status or the market environment generally deteriorates and the probability of default rises. The value of your investment could decline as a result of these events.

Mortgage-Related and Other Asset-Backed Securities Risk. (applicable to Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund and Federal Money Market Fund) Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase/decrease the income available for distributions by a Fund and the Fund’s yield. When mortgages and other obligations are prepaid and when securities are called, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, a Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, a Fund may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”.

Government Securities Risk. The Funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal

National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to a Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Redemption Risk. A Fund could experience a loss and the Fund’s net asset value may be affected when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. A Fund may be forced to sell its holdings when shareholders of the Fund make relatively large redemption requests. Furthermore, when markets are illiquid, a Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market

30	J.P. MORGAN MONEY MARKET FUNDS

trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by a Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. For example, certain repurchase agreements a Fund may enter into may or may not be subject to an automatic stay in bankruptcy proceedings. As a result of the automatic stay, to the extent applicable, a Fund could be prohibited from selling the collateral in the event of a counterparty’s bankruptcy unless the Fund is able to obtain the approval of the bankruptcy court. In addition, to the extent that a repurchase agreement is secured by collateral other than cash and government securities (“Non-Traditional Collateral”), these risks may be magnified and the value of Non-Traditional Collateral may be more volatile or less liquid thereby increasing the risk that a Fund will be unable to recover fully in the event of a counterparty’s default. High yield securities (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.

Foreign Securities Risk. (applicable to Prime Money Market Fund and Liquid Assets Money Market Fund) To the extent that a Fund invests in foreign securities, these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of some foreign markets, all of which could adversely affect a Fund’s investments in a foreign country. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Structured Product Risk. (applicable to Tax Free Money Market Fund and Municipal Money Market Fund) Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to a Fund.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on a Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Municipal Obligations Risk. (applicable to Prime Money Market Fund, Liquid Assets Money Market Fund, Tax Free Money Market Fund and Municipal Money Market Fund) The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease a Fund’s income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic

JULY 1, 2013	31

More About the Funds (continued)

stress. Factors contributing to the economic stress on municipalities may include lower property tax collections as a result of lower home values, lower sales tax revenue as a result of consumers cutting back spending, and lower income tax revenue as a result of a higher unemployment rate. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for a Fund to sell the security at the time and the price that normally prevails in the market. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of a Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these obligations could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. For example, Chapter 9 of the Bankruptcy Code provides a financially distressed municipality protection from its creditors while it develops and negotiates a plan for reorganizing its debts. “Municipality” is defined broadly by the Bankruptcy Code as a “political subdivision or public agency or instrumentality of a state” and may include various issuers of obligations in which a Fund invests. The reorganization of a municipality’s debts may include extending debt maturities, reducing the amount of principal or interest, refinancing the debt or taking other measures, which may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of a Fund’s investments.

There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for a Fund to be able to invest in accordance with its normal investment policies.

Interest on municipal obligations, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.

When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. (applicable to Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund and Federal Money Market Fund) A Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

For more information about risks associated with the types of investments that the Funds purchase, please read the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Funds may hold all or most of their total assets in cash for temporary defensive purposes. This may result in a lower yield and prevent the Funds from meeting their investment objectives.

U.S. Treasury Plus Money Market Fund and 100% U.S. Treasury Securities Money Market Fund

As a temporary defensive measure, each Fund may invest up to 20% of its total assets in (1) debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and (2) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Federal Money Market Fund

As a temporary defensive measure, the Fund may invest up to 20% of its total assets in (1) repurchase agreements that are secured by U.S. Treasury securities, and (2) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Tax Free Money Market Fund

Up to 20% of the Fund’s total assets may be invested in securities subject to federal income tax or the federal alternative minimum tax, such as taxable money market instruments or repurchase agreements. The Fund may exceed this 20% limit for temporary defensive purposes.

Municipal Money Market Fund

Up to 20% of the Fund’s total net assets may be invested in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements. The Fund may exceed this 20% limit for temporary defensive purposes.

Temporary Defensive Position Risk

Prime Money Market Fund, Liquid Assets Money Market Fund and U.S. Government Money Market Fund

32	J.P. MORGAN MONEY MARKET FUNDS

If a Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

U.S. Treasury Plus Money Market Fund

If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

Investments in the securities enumerated as investments permissible as a temporary defensive measure above pose additional risks. Investments in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities may include Ginnie Mae, Fannie Mae, or Freddie Mac securities. Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Investments in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities may also be subject to prepayment and call risk. The issuers of mortgage-backed and asset-backed securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. Additionally, for securities issued by agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, the Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default.

The addition of repurchase agreements will cause additional state tax consequences to shareholders of the Fund. Consult your tax professional for more information.

Federal Money Market Fund

If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

Investments in the securities enumerated as investments permissible as a temporary defensive measure above pose additional risks.

There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

100% U.S. Treasury Securities Money Market Fund

If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

Investments in the securities enumerated as investments permissible as a temporary defensive measure above pose additional risks. Investments in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities may include Ginnie Mae, Fannie Mae, or Freddie Mac securities. Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Investments in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities may also be subject to prepayment and call risk. The issuers of mortgage-backed and asset-backed securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. Additionally, for securities issued by agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, the Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Mortgage-related and asset-backed securities are subject

JULY 1, 2013	33

More About the Funds (continued)

to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default.

There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

The addition of repurchase agreements will cause additional state tax consequences to shareholders of the Fund. Consult your tax professional for more information.

Tax-Free Money Market Fund and Municipal Money Market Fund

If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

ADDITIONAL HISTORICAL PERFORMANCE INFORMATION

Some of the companies that provide services to the Funds have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

Each Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality, and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on SEC rules then in-effect and is not an indication of future returns.

Liquid Assets Money Market Fund

Historical performance for the Agency Shares prior to 1/1/06 in the bar chart and 2/19/05 in the table is based on the performance of the Fund’s Investor Shares, which invest in the same portfolio of securities. Investor Shares are not offered in this prospectus. The actual returns of Agency Shares would have been different than those shown because Agency Shares have different expenses than Investor Shares.

U.S. Treasury Plus Money Market Fund

Historical performance for the Agency Shares prior to 1/1/06 in the bar chart and 2/19/05 in the table is based on the performance of the Fund’s Investor Shares, which invest in the same portfolio of securities. Investor Shares are not offered in this prospectus. The actual returns of Agency Shares would have been different than those shown because Agency Shares have different expenses than Investor Shares.

Municipal Money Market Fund

Historical performance for the Agency Shares prior to 1/1/06 in the bar chart and 2/19/05 in the table is based on the performance of the Fund’s Premier Shares, which invest in the same portfolio of securities. Premier Shares are not offered in this prospectus. The actual returns of Agency Shares would have been different than those shown because Agency Shares have different expenses than Premier Shares.

34	J.P. MORGAN MONEY MARKET FUNDS

The Funds’ Management and Administration

The following Funds are series of JPMorgan Trust I (JPMT I), a Delaware statutory trust:

Prime Money Market Fund

Federal Money Market Fund

100% U.S. Treasury Securities Money Market Fund

Tax Free Money Market Fund

The following Funds are series of JPMorgan Trust II (JPMT II), a Delaware statutory trust:

Liquid Assets Money Market Fund

U.S. Government Money Market Fund

U.S. Treasury Plus Money Market Fund

Municipal Money Market Fund

Each Trust is governed by Trustees who are responsible for overseeing all business activities of the Funds. In addition to the Funds, each Trust consists of other series representing separate investment funds (each, a “J.P. Morgan Fund”).

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-766-7722 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary (as described below) who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Funds and makes the day-to-day investment decisions for the Funds.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.

During the most recent fiscal period ended 2/28/13, JPMIM was paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:

Prime Money Market Fund	0.08%
Liquid Assets Money Market Fund	0.08
U.S. Government Money Market Fund	0.07
U.S. Treasury Plus Money Market Fund	0.06
Federal Money Market Fund	0.02
100% U.S. Treasury Securities Money Market Fund	0.02
Tax Free Money Market Fund	0.08
Municipal Money Market Fund	0.08

A discussion of the basis the Trustees of each Trust used in reapproving the investment advisory agreements for the Funds is available in the semi-annual report for the most recent fiscal period ended August 31.

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the other service providers of the Funds. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.10% of the first $100 billion of average daily net assets of all money market funds in the J.P. Morgan Funds Complex plus 0.05% of average daily net assets of such Funds over $100 billion.

The Funds’ Shareholder Servicing Agent

JPMT I and JPMT II, on behalf of the Funds, have entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.15% of the average daily net assets of Agency Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.15% annual fees to such entities for performing shareholder and administrative services.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers,

JULY 1, 2013	35

The Funds’ Management and Administration (continued)

brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the

J.P. Morgan Funds on a sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

36	J.P. MORGAN MONEY MARKET FUNDS

How Your Account Works

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Agency Shares of these Funds.

The price you pay for your shares is the net asset value (NAV) per share of the class. NAV is the value of everything a class of a Fund owns, minus everything the class owes, divided by the number of shares of that class held by investors. The Funds seek to maintain a stable NAV per share of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities provided that certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation fairly reflects the market-based net asset value per share of the Fund. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of each cut-off time each day the Funds are accepting orders. You will pay the next NAV per share calculated after the J.P. Morgan Institutional Funds Service Center accepts your order.

Agency Shares may be purchased by institutional investors such as corporations, pension and profit sharing plans, foundations, and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of JPMorgan Chase.

You may purchase Fund shares through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary. Financial Intermediaries may impose eligibility requirements for each of their clients or customers investing in the Funds, including investment minimum requirements, which may be the same as or different from the requirements for investors purchasing directly from the Funds. You may also purchase shares directly from the J.P. Morgan Institutional Funds Service Center.

Shares are available on any business day that the Federal Reserve Bank of New York (Federal Reserve) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. A Fund may also close on days when the Federal Reserve is open and the New York Stock Exchange (NYSE) is closed, such as Good Friday. On any business day when the Securities Industry and Financial Markets

Association (SIFMA) recommends that the securities markets close trading early, a Fund may close early.

On occasion, the NYSE closes before 4:00 p.m. Eastern Time (ET). When the NYSE closes early, a Fund may also elect to close early and purchase orders accepted by the Fund after the early closing will be effective the following business day. Each Fund, however, may elect to remain open following an early close of the NYSE. If your purchase order is accepted by the Fund before the Fund’s close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will become effective following the Fund’s next calculation of its NAV. Purchase orders accepted after a Fund’s final calculation of NAV for the day will be effective the following business day.

The NAV of each class of shares is generally calculated as of the following times each day the Funds are accepting purchase orders and redemption requests (each such time, including the final of such times each day, a cut-off time): for each of Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund, 8:00 A.M., 9:00 A.M, 10:00 A.M., 11:00 A.M., 12:00 P.M., 1:00 P.M., 2:00 P.M., 3:00 P.M, 4:00 P.M. and 5:00 P.M. ET; for each of Federal Money Market Fund and 100% U.S. Treasury Securities Money Market Fund, 8:00 A.M., 9:00 A.M, 10:00 A.M., 11:00 A.M., 12:00 P.M., 1:00 P.M. and 2:00 P.M. ET; and for each of Tax Free Money Market Fund and Municipal Money Market Fund, 8:00 A.M., 9:00 A.M, 10:00 A.M., 11:00 A.M. and 12:00 P.M. ET.

If a Fund accepts your purchase order and receives payment the same day, as described below, your order will be processed at the price calculated at the next cut-off time and you will be entitled to all dividends declared on that day. If the Fund accepts your purchase order after the final cut-off time for a day, it will be processed at the next day’s first calculated price. If the Fund does not receive payment on the same day that your order is placed, as described below, you will not be entitled to any dividends declared on that day.

The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time. In addition, in its discretion, the Board of Trustees of the Funds may elect to calculate the price of a Fund’s shares once per day. Under certain circumstances, the Board of Trustees has delegated to management the ability to temporarily suspend one or more cut-off times for a Fund, other than the last cut-off time of the day.

Share ownership is electronically recorded; therefore, no certificate will be issued.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order and payment to a Fund by the applicable deadlines. Your Financial Intermediary may have earlier cut-off times for purchase orders. In addition, your Financial Intermediary may be

JULY 1, 2013	37

How Your Account Works (continued)

closed at times when the Fund is open. Your order through a Financial Intermediary will be processed at the NAV next calculated following receipt of the order from the Financial Intermediary and acceptance by a Fund. In the event that the order is accepted by a Financial Intermediary that a Fund has authorized to accept orders on its behalf, as described herein, the order will be priced at the Fund’s NAV next calculated after it is accepted by the Financial Intermediary. In such cases, if requested by a Fund, a Financial Intermediary will be responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a Financial Intermediary that has not received such authorization will be priced at the Fund’s NAV next calculated after it receives the order from the Financial Intermediary and accepts it, which may not occur on the day submitted to the Financial Intermediary.

In order to receive a dividend on the day that you submit your order, a Fund must receive “federal funds” or other immediately available funds by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. ET) on the same business day the purchase order is placed. In the event that an order is placed by a cut-off time specified above and payment through federal funds or other immediately available funds is not received by the Fund by the close of the Federal Reserve wire transfer system or other immediately available funds that same day, you will not accrue a dividend on that day and the Fund reserves the right to cancel your purchase order and you will be liable for any resulting losses or fees incurred by the Fund or the Fund’s transfer agent. If you pay by other acceptable methods, before the final cut-off time on a day, we will process your order that day, but you will not receive any dividends declared on that day. Payments received electronically from Financial Intermediaries on your behalf for trades accepted by the Fund will begin to receive dividends the day payment is received by the Fund.

To open an account, buy or sell shares or get fund information, call:

J.P. Morgan Institutional Funds Service Center 1-800-766-7722

Minimum Investments

Agency Shares are subject to a $5,000,000 minimum investment requirement per Fund. There are no minimum levels for subsequent purchases.

Former One Group accounts opened on or before February 18, 2005 will be subject to a $1,000,000 minimum. Agency Shares accounts of certain J.P. Morgan Funds (other than former One Group Funds) opened prior to January 1, 2002 will be subject to a minimum of $1,000,000.

The Funds reserve the right to waive any investment minimum. The SAI has additional information on investment minimum waivers for investors purchasing directly from JPMDS, such as when additional accounts of the investor may be aggregated together to meet the minimum requirement. For further information on investment minimum waivers, you can also call 1-800-766-7722.

General

The J.P. Morgan money market funds (including the Funds in this prospectus) are intended for short-term investment horizons, and do not monitor for market timers or prohibit short-term trading activity. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

Send the completed Account Application and a check to:

J.P. Morgan Institutional Funds Service Center

500 Stanton Christiana Road, 3-OPS3

Newark, DE 19713

38	J.P. MORGAN MONEY MARKET FUNDS

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to the J.P. Morgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through the J.P. Morgan Institutional Funds Service Center by check or an Automated Clearing House (ACH) transaction is subject to certain limitations. See “Selling Fund Shares.”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-766-7722 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Institutional Funds Service Center

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-AGENCY)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: XYZ CORPORATION)

Orders paid by wire may be canceled if the J.P. Morgan Institutional Funds Service Center does not receive payment by a Fund’s final cut-off time on the day that you placed your order. You will be responsible for any expenses and losses to the Funds.

You can buy shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Funds you want to buy and they will contact us. Your Financial Intermediary may charge you a fee and may offer additional services, such as special purchase and redemption programs, “sweep” programs, cash advances and redemption checks. Some Financial Intermediaries charge a single fee that covers all services.

Your purchase through a Financial Intermediary will be processed at the NAV next calculated following receipt of the order from the Financial Intermediary and acceptance by a Fund, which may not occur on the day submitted to the Financial Intermediary. In addition, orders placed through a Financial Intermediary are subject to the timing requirements relating to payment for shares described above. Your Financial Intermediary may impose different minimum investments and earlier cut-off times for the submission of orders.

Your Financial Intermediary may be paid by JPMDS to assist you in establishing your account, executing transactions and monitoring your investment. Financial Intermediaries may provide the following services in connection with their customers’ investments in the Funds:

•	Acting directly or through an agent, as the sole shareholder of record.

•	Maintaining account records for customers.

•	Processing orders to purchase, redeem or exchange shares for customers.

•	Responding to inquiries from shareholders.

•	Assisting customers with investment procedures.

The Funds have authorized one or more Financial Intermediaries to accept purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. The Funds will be deemed to have received a purchase order when such Financial Intermediary or, if applicable, such Financial Intermediary’s authorized designee, accepts the order. Such orders will be priced at the Fund’s NAV next calculated after it is accepted by the Financial Intermediary. In such cases, if requested by a Fund, a Financial Intermediary will be responsible for providing information with regard to the time that such order for purchase was received.

Orders submitted through a Financial Intermediary that has not received such authorization to accept orders on a Fund’s behalf will be priced at the Fund’s NAV next calculated after it receives the order from the Financial Intermediary and accepts it, which may not occur on the day submitted to the Financial Intermediary. Since not all Financial Intermediaries have received such authorization, you may wish to contact your Financial Intermediary to determine if it has received such authorization.

JULY 1, 2013	39

How Your Account Works (continued)

Through the J.P. Morgan Institutional Funds

Service Center

Call 1-800-766-7722

Or

Complete the Account Application and mail it along with a check for the amount you want to invest to:

J.P. Morgan Institutional Funds Service Center

500 Stanton Christiana Road, 3-OPS3

Newark, DE 19713

The J.P. Morgan Institutional Funds Service Center will accept your order when federal funds, a wire, a check or ACH transaction is received together with a completed Account Application or other instructions in proper form.

If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions.

SELLING FUND SHARES

You can sell or redeem your shares on any day that the Funds are open for business. You will receive the NAV per share calculated at the next cut-off time after the Fund receives your order.

A redemption order must be in good order and supported by all appropriate documentation and information in proper form, including the name of the registered shareholder and your account number. The Funds may refuse to honor incomplete orders.

Under normal circumstances, if a Fund receives your order before the Fund’s final daily cut-off time, the Fund will make available to you the proceeds that same business day by wire. Proceeds may be made available throughout the day following the calculation of NAVs. For trades submitted through a Financial Intermediary, it is the responsibility of each Financial Intermediary to submit orders to the Fund by the final daily cut-off time in order to receive proceeds that same business day by wire. Otherwise, except as set forth in the section “Suspension of Redemptions” below, your redemption proceeds will be paid within seven days (one day for the JPMorgan Prime Money Market Fund and the JPMorgan Liquid Assets Money Market Fund) after the Fund receives the redemption order. Shareholders that redeem shares and purchase additional shares on the same day will receive dividends as set forth above under “Buying Fund Shares”. Dividends will not accrue on shares that are redeemed and paid on a same day basis. Other redeeming shareholders will accrue dividends on the redemption date.

If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the J.P. Morgan Institutional Funds Service Center for more details.

You can sell your shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to sell. Once the Fund accepts your order which must be submitted in good order to your Financial Intermediary the Fund will process it at the NAV calculated at the next cut-off time. Your Financial Intermediary will be responsible for sending the necessary documents to the J.P. Morgan Institutional Funds Service Center. This may not occur on the day that an order is submitted to a Financial Intermediary. Your Financial Intermediary may charge you for this service.

Your Financial Intermediary may have earlier cut-off times for redemption orders.

The Funds have authorized one or more Financial Intermediaries to accept purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. The Funds will be deemed to have received a redemption order when a Financial Intermediary or, if applicable, that Financial Intermediary’s authorized designee, accepts the order. Such orders will be priced at the Fund’s NAV next calculated after it is accepted by the Financial Intermediary. In such cases, if requested by a Fund, a Financial Intermediary will be responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received.

Orders submitted through a Financial Intermediary that has not received such authorization to accept orders on a Fund’s behalf will be priced at the Fund’s NAV next calculated after it

40	J.P. MORGAN MONEY MARKET FUNDS

receives the order from the Financial Intermediary and accepts it, which may not occur on the day submitted to the Financial Intermediary. Since not all Financial Intermediaries have received such authorization, you may wish to contact your Financial Intermediary to determine if it has received such authorization.

Through the J.P. Morgan Institutional Funds

Service Center

Call 1-800-766-7722. We will mail you a check or send the proceeds via electronic transfer or wire to the bank account on our records.

Or

Send a letter signed by an authorized signer with your instructions to:

J.P. Morgan Institutional Funds Service Center

500 Stanton Christiana Road, 3-OPS3

Newark, DE 19713

Redemptions-In-Kind

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, a Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, a Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

EXCHANGING FUND SHARES

In general, the same rules and procedures that apply to sales and purchases apply to exchanges. All exchanges are based upon the net asset value that is next calculated after the Fund receives your order, provided the exchange out of one Fund must occur before the exchange into the other Fund. Therefore, in order for an exchange to take place on the date that the order is submitted, the order must be received prior to the close of both the Fund that you wish to exchange into and the Fund that you wish to exchange out of, otherwise, the exchange will occur on the following business day on which both Funds are open. A shareholder that exchanges into shares of a Fund that accrues dividends daily, including a money market fund, will not accrue a dividend on the day of the exchange. A shareholder that exchanges out of shares of a Fund that accrues a daily dividend will accrue a dividend on the day of the exchange.

Agency Shares may be exchanged for Agency Shares of other J.P. Morgan Funds, subject to any minimum investment and eligibility requirements.

The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Generally, an exchange between J.P. Morgan Funds is considered a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange. You should consult your tax advisor before making an exchange.

We reserve the right to limit the number of exchanges or to refuse an exchange. Your exchange privilege will be revoked if the exchange activity is considered excessive.

You can exchange your shares in one of two ways:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to exchange. They will send the necessary documents to the J.P. Morgan Institutional Funds Service Center. Your Financial Intermediary may charge you for this service.

The Funds have authorized one or more Financial Intermediaries to accept purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. The Funds will be deemed to have received an order when a Financial Intermediary or, if applicable, that Financial Intermediary’s authorized designee, accepts the order. Such orders will be priced at the Fund’s NAV next calculated after it is accepted by the Financial Intermediary. In such cases, if requested by a Fund, a Financial Intermediary will be responsible for providing information with regard to the time that such order for exchange was received.

Orders submitted through a Financial Intermediary that has not received such authorization to accept orders on a Fund’s behalf will be priced at the Fund’s NAV next calculated after it receives the order from the Financial Intermediary and accepts it, which may not occur on the day submitted to the Financial Intermediary. Since not all Financial Intermediaries have received such authorization, you may wish to contact your Financial Intermediary to determine if it has received such authorization.

Through the J.P. Morgan Institutional Funds Service Center

Call 1-800-766-7722 to ask for details.

OTHER INFORMATION CONCERNING THE FUNDS

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

JULY 1, 2013	41

How Your Account Works (continued)

If your account value falls below the Funds’ minimum investment requirement, the Funds reserve the right to redeem all of the remaining shares in your account and close your account. Before these actions are taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus.

You may not always reach the J.P. Morgan Institutional Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the sale of shares by telephone without notice.

You may write to:

J.P. Morgan Institutional Funds Service Center

500 Stanton Christiana Road, 3-OPS3

Newark, DE 19713

Shares of the JPMorgan U.S. Government Money Market Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155. This Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of this Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

Suspension of Redemptions

The Funds may suspend your ability to redeem or may postpone payment for more than seven days (more than one day for the JPMorgan Prime Money Market Fund and the JPMorgan Liquid Assets Money Market Fund) when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit (with regard to JPMorgan Prime Money Market Fund and JPMorgan Liquid Assets Money Market Fund, upon the occurrence of any of the conditions set forth under Section 22(e) of the Investment Company Act of 1940);

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

If the Board of Trustees, including a majority of the Independent Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based NAV per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may suspend redemptions and payments in order to facilitate the permanent termination of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

42	J.P. MORGAN MONEY MARKET FUNDS

Shareholder Information

DISTRIBUTIONS AND TAXES

Each Fund has elected be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Each Fund can earn income and realize capital gain. Each Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

Each Fund declares dividends of net investment income, if any, daily, so your shares can start earning dividends on the day you buy them. Each Fund distributes such dividends monthly in the form of additional Fund shares of the same class, unless you tell us that you want distributions in cash or as a deposit in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. For each taxable year, each Fund will distribute substantially all of its net investment income and short-term capital gain.

For federal income tax purposes, dividends of net investment income (other than “exempt-interest dividends” as described below) and any net short-term capital gain, generally are taxable as ordinary income. If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund’s total assets consists of tax-exempt interest obligations, the Fund will be eligible to designate distributions of interest derived from tax-exempt-interest obligations as “exempt-interest dividends.” Properly reported exempt-interest dividends paid by the Tax Free Money Market Fund or Municipal Money Market Fund generally are not subject to federal income taxes, but may be subject to state and local taxes and may be subject to federal alternative minimum tax, both for individuals and corporate shareholders. It is unlikely that dividends from any of the Funds will qualify to any significant extent for the reduced tax rate applicable to qualified dividend income. The state or municipality where you live might not charge you state and local taxes on properly reported exempt-interest dividends earned on certain bonds. Shareholders who receive social security or railroad retirement benefits should also consult their tax advisers to determine what effect, if any, an investment in any of the Funds may have on the federal taxation of their benefits. Exempt-interest dividends are generally included in income for purposes of determining the amount of benefits that are taxable.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares, but excluding any exempt interest dividends from a Fund) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions that are properly reported as capital gain dividends, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. Each Fund expects substantially all of its distributions of capital gain to be attributable to short-term capital gain which is taxed as ordinary income.

A Fund’s investments in certain debt obligations and asset backed securities may require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so.

Regarding the Prime Money Market Fund and the Liquid Assets Money Market Fund, a Fund’s investment in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield would be decreased.

Please see the Statement of Additional Information for additional discussion of the tax consequences of these above-described and other investments to each Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax withholding on distributions by the Funds, as discussed in the Statement of Additional Information.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of the tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

JULY 1, 2013	43

Shareholder Information (continued)

IMPORTANT TAX REPORTING CONSIDERATIONS
Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is required to report gains and losses to the IRS in connection with redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and monthly account statements. Please review these statements carefully. The Funds will correct errors if notified within 10 days of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the J.P. Morgan Institutional Funds Service Center at 500 Stanton Christiana Road, 3-OPS3, Newark, DE 19713 or call 1-800-766-7722.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by each Fund to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

Each business day, each Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the prior business day.

Not later than 60 days after the end of each fiscal quarter, each Fund will make available, upon request, a complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Not later than five business days after the end of each calendar month, each Fund will post detailed information regarding its portfolio holdings, as well as its dollar-weighted average maturity and dollar-weighted average life, as of the last day of that month on the J.P. Morgan Funds’ website and provide a link to the SEC website where the most recent twelve months of publicly available information filed by the Fund may be obtained.

In addition, not later than five business days after the end of each calendar month, each Fund will file a schedule of detailed information regarding its portfolio holdings as of the last day of that month with the SEC. These filings will be publicly available on a delayed basis on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and the SEC’s website 60 days after the end of each calendar month.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-766-7722. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

In addition, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website at www.jpmorganfunds.com or on the J.P. Morgan external websites.

On each business day, all Funds will post their level of weekly liquid assets as of the prior business day and the Funds (other than tax free and municipal money market funds) will post their level of daily liquid assets as of the prior business day on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

DISCLOSURE OF MARKET-BASED NET ASSET VALUE

On each business day, each of the Funds will post its market-based NAV per share (Market-Based NAV) for the prior business day, as calculated using current market quotations (or an appropriate substitute that reflects current market conditions) to value its NAV per share to four decimal places on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

The Market-Based NAV will be provided for informational purposes only. For purposes of transactions in the shares of each Fund, in accordance with Rule 2a-7, the price for shares will continue to be the NAV per share of the applicable share class, calculated using the amortized cost method to two decimals, as described under “How Your Account Works.”

44	J.P. MORGAN MONEY MARKET FUNDS

What the Terms Mean

Asset-backed securities: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

Commercial paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

Demand notes: Debt securities with no set maturity date. The investor can generally demand payment of the principal at any time.

Dollar-weighted average maturity: The average maturity of the Fund is the average amount of time until the organization(s) that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar- weighted” means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity date.

Dollar-weighted average life: The dollar weighted average portfolio maturity without reference to the exceptions used for variable or floating rate securities regarding the use of the date of interest rate resets in lieu of the security’s actual maturity date.

Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

Liquidity: The ability to easily convert investments into cash without losing a significant amount of money in the process.

Management fee: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund’s investments.

Municipal lease obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of general obligations of the municipality.

Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. Interest on certain municipal obligations, generally issued as general obligation and revenue bonds, is exempt from federal taxation and state and/or local taxes in the state where issued.

Other expenses: Miscellaneous items, including transfer agency, administration, custody and registration fees.

Qualified banks: (i) U.S. banks with more than $1 billion in total assets, and foreign branches of these banks; or (ii) foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S. or (iii) other U.S. or foreign commercial banks which the Fund’s adviser judges to have comparable credit standing.

Repurchase agreement: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

Reverse repurchase agreement: Contract whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

Shareholder service fee: A fee to cover the cost of paying Financial Intermediaries to provide certain support services for your account.

U.S. government securities: Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government or its agencies or instrumentalities for the timely payment of principal and interest.

Variable rate securities: Securities whose interest rates are periodically adjusted.

JULY 1, 2013	45

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for each of the past one through five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the respective Fund’s annual report, which is available upon request.

To the extent that a Fund invests in other funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

Agency
	Per share operating performance
	Investment operations							Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Prime Money Market Fund
Year Ended February 28, 2013	$1.00	$—	(b)	$—	(b)	$—	(b)	$—	(b)	$—	(b)	$—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2009	1.00	0.02		—	(b)	0.02		(0.02)		—		(0.02)

Liquid Assets Money Market Fund
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2009	1.00	0.02		—	(b)	0.02		(0.02)		—		(0.02)

U.S. Government Money Market Fund
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2009	1.00	0.02		—	(b)	0.02		(0.02)		—		(0.02)

U.S. Treasury Plus Money Market Fund
Year Ended February 28, 2013	1.00	—		—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2009	1.00	0.01		—	(b)	0.01		(0.01)		—		(0.01)
(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(b)	Amount rounds to less than $0.01.
(c)	Includes insurance expense of 0.02%.
(d)	Includes insurance expense of 0.01%.
(e)	Amount rounds to less than 0.01%.

46	J.P. MORGAN MONEY MARKET FUNDS

	Ratios/Supplemental data
				Ratios to average net assets
Net asset value, end of period	Total return		Net assets end of period (000’s)	Net expenses (a)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.08%		$7,532,479	0.26%		0.08%		0.31%
1.00	0.04		8,019,311	0.26		0.04		0.31
1.00	0.07		12,815,353	0.26		0.07		0.31
1.00	0.26		11,341,161	0.28	(c)	0.27		0.32
1.00	2.34		14,591,611	0.27	(d)	2.27		0.32

1.00	0.09		122,386	0.26		0.09		0.32
1.00	0.05		134,975	0.26		0.05		0.32
1.00	0.09		415,248	0.26		0.08		0.33
1.00	0.30		308,594	0.28	(c)	0.31		0.33
1.00	2.43		451,480	0.27	(d)	2.42		0.33

1.00	0.00	(e)	9,712,330	0.17		0.00	(e)	0.31
1.00	0.01		8,520,118	0.12		0.01		0.31
1.00	0.02		7,720,013	0.24		0.00	(e)	0.31
1.00	0.13		8,057,013	0.26		0.14		0.31
1.00	1.81		12,778,607	0.27	(d)	1.60		0.32

1.00	0.00	(e)	2,869,561	0.15		0.00		0.31
1.00	0.00	(e)	998,134	0.09		0.00	(e)	0.31
1.00	0.01		2,052,542	0.21		0.00	(e)	0.31
1.00	0.05		2,216,299	0.23	(d)	0.05		0.31
1.00	1.05		2,824,679	0.28	(c)	0.72		0.33

JULY 1, 2013	47

Financial Highlights (continued)

Agency (continued)
								Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized or unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Federal Money Market Fund
Year Ended February 28, 2013	$1.00	$—	(b)	$—	(b)	$—	(b)	$—	(b)	$—	(b)	$—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—		—	(b)	—	(b)	—		—	(b)
Year ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2009	1.00	0.02		—	(b)	0.02		(0.02)		—		(0.02)

100% U.S. Treasury Securities Money Market Fund
Year Ended February 28, 2013	1.00	—		—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2009	1.00	0.01		—	(b)	0.01		(0.01)		—		(0.01)

Tax Free Money Market Fund
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2009	1.00	0.02		—	(b)	0.02		(0.02)		—		(0.02)

Municipal Money Market Fund
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2009	1.00	0.02		—	(b)	0.02		(0.02)		—		(0.02)
(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(b)	Amount rounds to less than $0.01.
(c)	Includes insurance expense of 0.02%.
(d)	Amount rounds to less than 0.01%.
(e)	Includes insurance expense of 0.01%.

48	J.P. MORGAN MONEY MARKET FUNDS

	Ratios/Supplemental data
				Ratios to average net assets
Net asset value, end of period	Total return		Net assets end of period (000’s)	Net expenses (a)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$258,642	0.11%		0.01%		0.33%
1.00	0.00	(d)	786,165	0.11		0.00	(d)	0.33
1.00	0.02		1,070,681	0.22		0.00	(d)	0.31
1.00	0.11		1,371,397	0.26		0.11		0.31
1.00	1.76		1,583,121	0.28	(c)	1.50		0.32

1.00	0.00	(d)	2,685,908	0.10		0.00		0.31
1.00	0.00	(d)	1,914,902	0.06		0.00	(d)	0.31
1.00	0.01		1,828,609	0.16		0.00	(d)	0.31
1.00	0.00	(d)	1,522,013	0.19		0.00	(d)	0.30
1.00	1.03		2,172,668	0.25		0.97		0.31

1.00	0.01		410,555	0.21		0.00	(d)	0.31
1.00	0.01		693,197	0.21		0.01		0.31
1.00	0.08		791,812	0.26		0.04		0.31
1.00	0.16		1,062,442	0.28	(c)	0.17		0.32
1.00	1.64		1,412,071	0.28	(c)	1.57		0.33

1.00	0.04		64,782	0.26		0.04		0.32
1.00	0.07		121,010	0.26		0.06		0.32
1.00	0.13		31,324	0.26		0.12		0.32
1.00	0.37		129,810	0.27	(e)	0.28		0.33
1.00	1.78		72,466	0.28	(c)	1.69		0.34

JULY 1, 2013	49

Additional Fee and Expense Information

ADDITIONAL FEE AND EXPENSE INFORMATION

FOR JPMT II FUNDS AND FORMER ONE GROUP MUTUAL FUNDS

In connection with the 2004 final settlement between Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA), with the New York Attorney General arising out of market timing of certain mutual funds advised by BOIA, BOIA agreed, among other things, to disclose hypothetical information regarding investment and expense information to Fund shareholders. The hypothetical examples are provided for JPMT II Funds or those Funds that have acquired the assets and liabilities of a JPMT II Fund or a series of One Group Mutual Funds.

The “Gross Expense Ratio” includes the contractual expenses that make up the investment advisory, administration and shareholder servicing fees, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable.

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Prime Money Market Fund	Agency	0.26%	0.31%
JPMorgan Liquid Assets Money Market Fund	Agency	0.26	0.32
JPMorgan U.S. Government Money Market Fund	Agency	0.26	0.31
JPMorgan U.S. Treasury Plus Money Market Fund	Agency	0.26	0.31
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Agency	0.26	0.31
JPMorgan Municipal Money Market Fund	Agency	0.26	0.32

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On July 1, 2013, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•

The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.

“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each 12-month period (year) ended June 30 would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Net Annual Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.

Your actual costs may be higher or lower than those shown.

50	J.P. MORGAN MONEY MARKET FUNDS

JPMorgan Prime Money Market Fund

	Agency Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2014	$27	5.00%	4.74%	4.74%
June 30, 2015	33	10.25	9.65	4.69
June 30, 2016	35	15.76	14.79	4.69
June 30, 2017	36	21.55	20.18	4.69
June 30, 2018	38	27.63	25.82	4.69
June 30, 2019	40	34.01	31.72	4.69
June 30, 2020	42	40.71	37.89	4.69
June 30, 2021	44	47.75	44.36	4.69
June 30, 2022	46	55.13	51.13	4.69
June 30, 2023	48	62.89	58.22	4.69

JPMorgan Liquid Assets Money Market Fund

	Agency Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2014	$27	5.00%	4.74%	4.74%
June 30, 2015	34	10.25	9.64	4.68
June 30, 2016	36	15.76	14.77	4.68
June 30, 2017	38	21.55	20.14	4.68
June 30, 2018	39	27.63	25.77	4.68
June 30, 2019	41	34.01	31.65	4.68
June 30, 2020	43	40.71	37.81	4.68
June 30, 2021	45	47.75	44.26	4.68
June 30, 2022	47	55.13	51.02	4.68
June 30, 2023	49	62.89	58.08	4.68

JPMorgan U.S. Government Money Market Fund

	Agency Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2014	$27	5.00%	4.74%	4.74%
June 30, 2015	33	10.25	9.65	4.69
June 30, 2016	35	15.76	14.79	4.69
June 30, 2017	36	21.55	20.18	4.69
June 30, 2018	38	27.63	25.82	4.69
June 30, 2019	40	34.01	31.72	4.69
June 30, 2020	42	40.71	37.89	4.69
June 30, 2021	44	47.75	44.36	4.69
June 30, 2022	46	55.13	51.13	4.69
June 30, 2023	48	62.89	58.22	4.69

JULY 1, 2013	51

Additional Fee and Expense Information (continued)

JPMorgan U.S. Treasury Plus Money Market Fund

	Agency Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2014	$27	5.00%	4.74%	4.74%
June 30, 2015	33	10.25	9.65	4.69
June 30, 2016	35	15.76	14.79	4.69
June 30, 2017	36	21.55	20.18	4.69
June 30, 2018	38	27.63	25.82	4.69
June 30, 2019	40	34.01	31.72	4.69
June 30, 2020	42	40.71	37.89	4.69
June 30, 2021	44	47.75	44.36	4.69
June 30, 2022	46	55.13	51.13	4.69
June 30, 2023	48	62.89	58.22	4.69

JPMorgan 100% U.S. Treasury Securities Money Market Fund

	Agency Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2014	$27	5.00%	4.74%	4.74%
June 30, 2015	33	10.25	9.65	4.69
June 30, 2016	35	15.76	14.79	4.69
June 30, 2017	36	21.55	20.18	4.69
June 30, 2018	38	27.63	25.82	4.69
June 30, 2019	40	34.01	31.72	4.69
June 30, 2020	42	40.71	37.89	4.69
June 30, 2021	44	47.75	44.36	4.69
June 30, 2022	46	55.13	51.13	4.69
June 30, 2023	48	62.89	58.22	4.69

JPMorgan Municipal Money Market Fund

	Agency Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2014	$27	5.00%	4.74%	4.74%
June 30, 2015	34	10.25	9.64	4.68
June 30, 2016	36	15.76	14.77	4.68
June 30, 2017	38	21.55	20.14	4.68
June 30, 2018	39	27.63	25.77	4.68
June 30, 2019	41	34.01	31.65	4.68
June 30, 2020	43	40.71	37.81	4.68
June 30, 2021	45	47.75	44.26	4.68
June 30, 2022	47	55.13	51.02	4.68
June 30, 2023	49	62.89	58.08	4.68

52	J.P. MORGAN MONEY MARKET FUNDS

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

J.P. Morgan Institutional Funds Service Center

500 Stanton Christiana Road, 3-OPS3

Newark, DE 19713

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC

Washington, DC 20549-1520

1-202-551-8090

E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File Nos.

JPMorgan Trust I	811-21295
JPMorgan Trust II	811-4236

©JPMorgan Chase & Co. 2013. All rights reserved. July 2013. PR-MMA-713

EAGLE CLASS SHARES OF

J.P. MORGAN MONEY MARKET FUNDS

Prospectus

July 1, 2013

JPMorgan Prime Money Market Fund: JPEXX

JPMorgan U.S. Government Money Market Fund: JJGXX

JPMorgan U.S. Treasury Plus Money Market Fund: JRTXX

JPMorgan Tax Free Money Market Fund: JTEXX

These securities have not been approved or disapproved by the Securities and Exchange Commission (“Commission”), nor has the Commission passed upon the accuracy or adequacy of the funds’ prospectus. Any representation to the contrary is a criminal offense.

JPMorgan Prime Money Market Fund — Eagle Class

Ticker: JPEXX

The Fund’s Objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.25
Other Expenses	0.38
Shareholder Service Fees	0.30
Remainder of Other Expenses	0.08

Total Annual Fund Operating Expenses	0.71
Fee Waivers and Expense Reimbursements[1]	(0.01)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.70

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of the Eagle Class Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.70% of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
EAGLE CLASS SHARES ($)	72	226	394	882

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations,

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities,

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities,

•	asset-backed securities,

•	repurchase agreements and reverse repurchase agreements, and

•	taxable municipal obligations.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the banking industry. The Fund may, however, invest less than 25% of its total assets in this industry as a temporary defensive measure.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

JULY 1, 2013	1

JPMorgan Prime Money Market Fund — Eagle Class (continued)

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Concentration Risk. Because the Fund will invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the banking industry. The profitability of banks depends largely on the availability and cost of funds, which can change depending on economic conditions.

Foreign Securities Risk. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, and regulatory issues facing issuers in such foreign countries. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it

2	J.P. MORGAN MONEY MARKET FUNDS

has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Eagle Shares has varied from year to year over the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The performance of Eagle Class Shares shown in the table is based on the performance of Reserve Shares prior to the inception of the Eagle Class Shares. The actual returns of Eagle Class Shares would have been similar to those shown because Eagle Class Shares have similar expenses to Reserve Shares.

To obtain current yield information call 1-800-421-4184 or visit eagleasset.com. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	3Q 2007	1.19%
Worst Quarter	3Q and 4Q 2009	0.00%
	1Q, 2Q, 3Q, and 4Q 2010
	1Q, 2Q, 3Q, and 4Q 2011
	1Q, 2Q, 3Q, and 4Q 2012

The Fund’s year-to-date total return as of 3/31/13 was 0.00%.

JULY 1, 2013	3

JPMorgan Prime Money Market Fund — Eagle Class (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
EAGLE SHARES	0.01%	0.51%	1.55%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

This prospectus is to be used only by clients of Eagle Asset Management, Inc. and its affiliates.

Purchase minimums

For Eagle Class Shares
To establish a regular account	$1,000
To establish an individual retirement account	$500
To add to an account	No minimum
To establish a periodic investment program	$50
Subsequent investments under a periodic investment program	$50

You may purchase or redeem shares on any business day that the Fund is open

•	Through your Financial Intermediary
•	By writing to Eagle Family of Funds c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 (for
regular mail) or 615 East Michigan Street, Third Floor, Milwaukee, WI 53202 (for overnight service)
•	After you open an account, by calling Eagle Family of Funds at 1-800-421-4184

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, including Eagle, such as a bank, the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4	J.P. MORGAN MONEY MARKET FUNDS

JPMorgan U.S. Government Money Market Fund — Eagle Class

Ticker: JJGXX

The Fund’s Objective

The Fund seeks high current income with liquidity and stability of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.25
Other Expenses[1]	0.38
Shareholder Service Fees	0.30
Remainder of Other Expenses	0.08

Total Annual Fund Operating Expenses	0.71
Fee Waivers and Expense Reimbursements[2]	(0.01)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.70

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of the Eagle Class Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.70% of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
EAGLE CLASS SHARES ($)	72	226	394	882

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities, and

•	repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when

JULY 1, 2013	5

JPMorgan U.S. Government Money Market Fund — Eagle Class (continued)

due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Mortgage-Related Securities Risk. Mortgage-related securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counter-party to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

6	J.P. MORGAN MONEY MARKET FUNDS

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

State and Local Taxation Risk. The Fund may invest in securities whose interest is subject to state and local income taxes, such as the interest on securities guaranteed by the FDIC under the TLGP or securities issued under similar programs in the future. Consult your tax professional for more information.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. Because the Eagle Class Shares of this Fund have not yet operated for a full calendar year, the bar chart shows how the performance of the Fund’s Reserve Shares has varied from year to year over the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The performance of Eagle Class Shares shown in the table is based on the performance of Reserve Shares. The actual returns of Eagle Class Shares would have been similar to those shown because Eagle Class Shares have similar expenses to Reserve Shares.

To obtain current yield information call 1-800-421-4184 or visit eagleasset.com. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	4Q 2006	1.17%
Worst Quarter	2Q, 3Q and 4Q 2009	0.00%
	1Q and 2Q 2010
	1Q, 2Q, 3Q and 4Q 2011
	1Q, 2Q, 3Q and 4Q 2012

The Fund’s year-to-date total return as of 3/31/13 was 0.00%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
RESERVE SHARES	0.00%	0.39%	1.46%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

This prospectus is to be used only by clients of Eagle Asset Management, Inc. and its affiliates.

Purchase minimums

For Eagle Class Shares
To establish a regular account	$1,000
To establish an individual retirement account	$500
To add to an account	No minimum
To establish a periodic investment program	$50
Subsequent investments under a periodic investment program	$50

JULY 1, 2013	7

JPMorgan U.S. Government Money Market Fund — Eagle Class (continued)

You may purchase or redeem shares on any business day that the Fund is open

•	Through your Financial Intermediary
•

By writing to Eagle Family of Funds c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 (for regular mail) or 615 East Michigan Street, Third Floor, Milwaukee, WI 53202 (for overnight service)

•	After you open an account, by calling Eagle Family of Funds at 1-800-421-4184

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, including Eagle, such as a bank, the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8	J.P. MORGAN MONEY MARKET FUNDS

JPMorgan U.S. Treasury Plus Money Market Fund — Eagle Class

Ticker: JRTXX

The Fund’s Objective

The Fund seeks high current income with liquidity and stability of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.25
Other Expenses[1]	0.38
Shareholder Service Fees	0.30
Remainder of Other Expenses	0.08

Total Annual Fund Operating Expenses	0.71
Fee Waivers and Expense Reimbursements[2]	(0.01)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.70

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Eagle Class Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.70% of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
EAGLE CLASS SHARES ($)	72	226	394	882

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and

•	repurchase agreements fully collateralized by U.S. Treasury securities.

The debt securities described above carry different interest rates, maturities and issue dates.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

JULY 1, 2013	9

JPMorgan U.S. Treasury Plus Money Market Fund — Eagle Class (continued)

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. Because the Eagle Class Shares of this Fund have not yet operated for a full calendar year, the bar chart shows how the performance of the Fund’s Reserve Shares has varied from year to year over the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The performance of Eagle Class Shares is based on the performance of Reserve Shares. The actual returns of Eagle Class Shares would have been similar to those shown because Eagle Class Shares have similar expenses to Reserve Shares.

To obtain current yield information call 1-800-421-4184 or visit eagleasset.com. Past performance is not necessarily an indication of how the Fund will perform in the future.

10	J.P. MORGAN MONEY MARKET FUNDS

Best Quarter	4Q 2006	1.17%
Worst Quarter	1Q, 2Q, 3Q, and 4Q 2009	0.00%
	1Q, 2Q, 3Q, and 4Q 2010
	1Q, 2Q, 3Q, and 4Q 2011
	1Q, 2Q, 3Q, and 4Q 2012

The Fund’s year-to-date total return as of 3/31/13 was 0.00%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
RESERVE SHARES	0.00%	0.22%	1.30%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

This prospectus is to be used only by clients of Eagle Asset Management, Inc. and its affiliates.

Purchase minimums

For Eagle Class Shares
To establish a regular account	$1,000
To establish an individual retirement account	$500
To add to an account	No minimum
To establish a periodic investment program	$50
Subsequent investments under a periodic investment program	$50

You may purchase or redeem shares on any business day that the Fund is open

•	Through your Financial Intermediary
•

By writing to Eagle Family of Funds c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 (for regular mail) or 615 East Michigan Street, Third Floor, Milwaukee, WI 53202 (for overnight service)

•	After you open an account, by calling Eagle Family of Funds at 1-800-421-4184

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, including Eagle, such as a bank, the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

JULY 1, 2013	11

JPMorgan Tax Free Money Market Fund — Eagle Class

Ticker: JTEXX

The Fund’s Objective

The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.25
Other Expenses	0.38
Shareholder Service Fees	0.30
Remainder of Other Expenses	0.08

Total Annual Fund Operating Expenses	0.71
Fee Waivers and Expense Reimbursements[1]	(0.01)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.70

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Eagle Class Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.70% of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
EAGLE CLASS SHARES ($)	72	226	394	882

The Fund’s Main Investment Strategy

Under normal conditions, the Fund will try to invest its assets exclusively in municipal obligations, the interest on which is excluded from federal income taxes. As a fundamental policy, the Fund will invest at least 80% of the value of its Assets in municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.

Municipal obligations are securities that are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities.

The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The remaining 20% of the Fund’s total assets may be invested in securities subject to federal income tax or the federal alternative minimum tax.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

12	J.P. MORGAN MONEY MARKET FUNDS

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of the Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of the Fund’s investments.

There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for the Fund to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the adviser may invest any portion of the Fund’s assets in obligations subject to federal income tax, or may hold any portion of the Fund’s assets in cash.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Tax Risk. The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or

JULY 1, 2013	13

JPMorgan Tax Free Money Market Fund — Eagle Class (continued)

declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Structured Product Risk. Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Eagle Shares has varied from year to year over the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The performance of Eagle Class Shares is based on the performance of Reserve Shares and Morgan Shares prior to the inception of the Eagle Class Shares. The actual returns of Eagle Class Shares would have been different than those shown because Eagle Class Shares have different expenses than Reserve Shares and Morgan Shares.

To obtain current yield information call 1-800-421-4184 or visit eagleasset.com. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	2Q and 3Q 2007	0.77%
Worst Quarter	2Q, 3Q and 4Q 2009	0.00%
	1Q 2010
	1Q, 2Q and 3Q 2011
	1Q, 2Q and 3Q 2012

The Fund’s year-to-date total return as of 3/31/13 was 0.00%.

14	J.P. MORGAN MONEY MARKET FUNDS

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
EAGLE SHARES	0.02%	0.32%	1.02%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

This prospectus is to be used only by clients of Eagle Asset Management, Inc. and its affiliates.

Purchase minimums

For Eagle Class Shares
To establish a regular account	$1,000
To establish an individual retirement account	$500
To add to an account	No minimum
To establish a periodic investment program	$50
Subsequent investments under a periodic investment program	$50

You may purchase or redeem shares on any business day that the Fund is open

•	Through your Financial Intermediary
•

By writing to Eagle Family of Funds c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 (for regular mail) or 615 East Michigan Street, Third Floor, Milwaukee, WI 53202 (for overnight service)

•	After you open an account, by calling Eagle Family of Funds at 1-800-421-4184

Tax Information

The Fund’s distributions of interest on municipal obligations generally are not subject to federal income tax; however the Fund may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain obligations may be subject to the federal alternative minimum tax. To the extent that the Fund’s distributions are derived from interest on obligations that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes. When your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, you may be subject to federal income tax on ordinary income or capital gains upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, including Eagle, such as a bank, the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

JULY 1, 2013	15

More About the Funds

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES

The main investment strategies for a particular Fund are summarized in the Fund’s Risk/Return Summary.

Each Fund may utilize these investment strategies to a greater or lesser degree.

Each Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, each Fund is managed in the following manner:

•	Each Fund seeks to maintain a net asset value of $1.00 per share.

•

The dollar-weighted average maturity of each Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life to maturity, please see page 30.

•	Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	Each Fund invests only in U.S. dollar-denominated securities.

•

Each taxable Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets and each Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. “Daily liquid assets” include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day. “Weekly liquid assets” include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

•	Each Fund will only buy securities that present minimal credit risk. With regard to Prime Money Market Fund and Tax Free Money Market Fund, these securities will:

•

have the highest possible short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one nationally recognized statistical rating organization rates that security; or

•	have an additional third party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by J.P. Morgan Investment Management Inc. (JPMIM), the Funds’ adviser, if the security is not rated.

Each Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, the Prime Money Market Fund may engage in repurchase agreement transactions that are collateralized by money market instruments, debt securities, loan participations or other securities, including equity securities and securities that are rated below investment grade by the requisite nationally recognized statistical rating organizations or unrated securities of comparable quality. High yield securities (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.

FUNDAMENTAL INVESTMENT OBJECTIVES
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objective for each of the U.S. Government Money Market Fund and the U.S. Treasury Plus Money Market Fund is fundamental. The investment objective for each of the Prime Money Market Fund and the Tax-Free Money Market Fund is not fundamental and may be changed without the consent of a majority of the outstanding shares of that Fund.

INVESTMENT RISKS

There can be no assurance that a Fund will achieve its investment objectives.

The main risks associated with investing in the Funds are summarized in “Risk/Return Summaries” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Funds are described below.

Please note that the Funds also may use strategies that are not described in this section, but which are described in the Statement of Additional Information.

Interest Rate Risk. Although each Fund is generally less sensitive to interest rate changes than are funds that invest in longer-term securities, changes in short-term interest rates will cause changes to a Fund’s yield. In addition, a low-interest rate environment may prevent a Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. There is a risk that the issuer of a security, or the counterparty to a contract, repurchase agreement or other

16	J.P. MORGAN MONEY MARKET FUNDS

investment, will default or otherwise become unable to honor a financial obligation. The price and liquidity of a security can also be adversely affected if either its credit status or the market environment generally deteriorates and the probability of default rises. The value of your investment could decline as a result of these events.

Mortgage-Related and Other Asset-Backed Securities Risk. (applicable to Prime Money Market Fund and U.S. Government Money Market Fund) Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase/decrease the income available for distributions by a Fund and the Fund’s yield. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yields. In periods of rising interest rates, a Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, a Fund may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”.

Government Securities Risk. The Funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to a Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Redemption Risk. A Fund could experience a loss and a Fund’s net asset value may be affected when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities a Fund wishes to or is required to sell are illiquid. A Fund may be forced to sell its holdings when shareholders of a Fund make relatively large redemption requests. Furthermore, when markets are illiquid, a Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Repurchase Agreement Risk. There is a risk that the counter-party to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by a Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. For example, certain repurchase agreements a Fund may enter into may or may not be subject to an automatic stay in bankruptcy proceedings. As a result of the automatic stay, to the extent applicable, a Fund could be prohibited from selling the collateral in the event of a counterparty’s bankruptcy unless the Fund is able to obtain the approval of the bankruptcy court. In addition, to the extent that a repurchase agreement is secured by collateral other than cash and government securities (“Non-Traditional Collateral”), these risks may be magnified and the value of Non-Traditional Collateral may be more volatile or less liquid thereby increasing the risk that a Fund will be unable to recover fully in the event of a counterparty’s default. High yield securities (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.

Foreign Securities Risk. (applicable to Prime Money Market Fund) To the extent that the Fund invests in foreign securities,

JULY 1, 2013	17

More About the Funds (continued)

these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of some foreign markets, all of which could adversely affect the Fund’s investments in a foreign country. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Structured Product Risk. (applicable to Tax Free Money Market Fund) Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. (applicable to Prime Money Market Fund, and U.S. Government Money Market Fund) A Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Tax Risk. (applicable to Tax Free Money Market Fund) The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.

Municipal Obligations Risk. (applicable to Prime Money Market Fund and Tax Free Money Market Fund) The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Factors contributing to the economic stress on municipalities may include lower property tax collections as a result of lower home values, lower sales tax revenue as a result of consumers cutting back spending, and lower income tax revenue as a result of a higher unemployment rate. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for a Fund to sell the security at the time and the price that normally prevails in the market. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of a Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these obligations could be riskier than those backed by U.S.

18	J.P. MORGAN MONEY MARKET FUNDS

institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. For example, Chapter 9 of the Bankruptcy Code provides a financially distressed municipality protection from its creditors while it develops and negotiates a plan for reorganizing its debts. “Municipality” is defined broadly by the Bankruptcy Code as a “political subdivision or public agency or instrumentality of a state” and may include various issuers of obligations in which the Fund invests. The reorganization of a municipality’s debts may include extending debt maturities, reducing the amount of principal or interest, refinancing the debt or taking other measures, which may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of the Fund’s investments.

There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for the Fund to be able to invest in accordance with its normal investment policies.

Interest on municipal obligations, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.

For more information about risks associated with the types of investments that the Funds purchase, please read the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity, and to respond to unusual market conditions, the Funds may hold all or most of their total assets in cash for temporary defensive purposes. This may result in a lower yield and prevent the Funds from meeting their investment objectives.

Tax Free Money Market Fund

Up to 20% of the Fund’s total assets may be invested in securities subject to federal income tax or the federal alternative minimum tax, such as taxable money market instruments or repurchase agreements. The Fund may exceed this 20% limit for temporary defensive purposes.

U.S. Treasury Plus Money Market Fund

As a temporary defensive measure, the Fund may invest up to 20% of its total assets in (1) debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and (2) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Temporary Defensive Position Risk

Prime Money Market Fund

If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

U.S. Government Money Market Fund

If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

U.S. Treasury Plus Money Market Fund

If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

Investments in the securities enumerated as investments permissible as a temporary defensive measure above pose additional risks. Investments in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities may include Ginnie Mae, Fannie Mae, or Freddie Mac securities. Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Investments in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities may also be subject to prepayment and call risk. The issuers of mortgage-backed and asset-backed securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. Additionally, for securities issued by agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, the Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings

JULY 1, 2013	19

More About the Funds (continued)

in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default.

The addition of repurchase agreements will cause additional state tax consequences to shareholders of the Fund. Consult your tax professional for more information.

Tax-Free Money Market Fund

If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

ADDITIONAL HISTORICAL PERFORMANCE INFORMATION

Some of the companies that provide services to the Funds have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

Each Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality, and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on SEC rules then in-effect and is not an indication of future returns.

Prime Money Market Fund

Historical performance for the Eagle Class Shares in the bar chart prior to 1/1/11 and in the table prior to 5/10/10 is based on the performance of the Fund’s Reserve Shares, which invest in the same portfolio of securities. Reserve Shares are not offered in this prospectus. The actual returns of Eagle Class Shares would have been similar to those shown because Eagle Class Shares have similar expenses to Reserve Shares.

Tax Free Money Market Fund

Historical performance for the Eagle Class Shares in the bar chart prior to 1/1/11 and in the table prior to 5/10/10 is based on the performance of the Fund’s Reserve Shares, which invest in the same portfolio of securities. Historical performance for the Reserve Shares prior to 1/1/06 in the bar chart and 2/19/05 in the table is based on the performance of the Fund’s Morgan Shares, which invest in the same portfolio of securities. Reserve Shares and Morgan Shares are not offered in this prospectus. The actual return of Eagle Class Shares would have been different than those shown because Eagle Class Shares have different expenses than Reserve Shares and Morgan Shares.

20	J.P. MORGAN MONEY MARKET FUNDS

The Funds’ Management and Administration

The following Funds are series of JPMorgan Trust I (JPMT I), a Delaware statutory trust:

Prime Money Market Fund

Tax Free Money Market Fund

The following Funds are series of JPMorgan Trust II (JPMT II), a Delaware statutory trust:

U.S. Government Money Market Fund

U.S. Treasury Plus Money Market Fund

Each Trust is governed by Trustees who are responsible for overseeing all business activities of the Funds. In addition to the Funds, each Trust consists of other series representing separate investment funds (each, a “J.P. Morgan Fund”).

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-766-7722 to obtain more information concerning each of the Funds’ other share classes. A Financial Intermediary (as described below) who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Funds and makes the day-to-day investment decisions for the Funds.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.

During the fiscal period ended 2/28/13, JPMIM was paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:

Prime Money Market Fund	0.08%
U.S. Government Money Market Fund	0.07
U.S. Treasury Plus Money Market Fund	0.06
Tax Free Money Market Fund	0.08

A discussion of the basis the Trustees of the Trust used in reapproving the investment advisory agreements for the Funds is available in the semi-annual reports for the most recent fiscal period ended August 31.

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the other service providers of the Funds. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.10% of the first $100 billion of average daily net assets of all money market funds in the J.P. Morgan Funds Complex plus 0.05% of average daily net assets of such Funds over $100 billion.

The Funds’ Shareholder Servicing Agent

JPMT I and JPMT II, on behalf of the Funds, have entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.30% of the average daily net assets of the Eagle Class Shares of each Fund. JPMDS has entered into a service agreement with Eagle Family of Funds under which it will pay all or a portion of the 0.30% annual fees to Eagle Family of Funds for performing shareholder and administrative services. Eagle Family of Funds may employ one or more affiliated or non-affiliated entities to perform such services. Collectively, Eagle Family of Funds and its designees are referred to herein as “Eagle.” The amount payable for “service fees” (as defined by the Financial Industry Regulatory Authority (FINRA)) does not exceed 0.25% of the average annual net assets attributable to the Eagle Class Shares of each Fund.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM and the Administrator.

Each of the Funds has adopted a Rule 12b-1 distribution plan under which they pay annual distribution fees of up to 0.25% of the average daily net assets attributable to Eagle Class Shares.

Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Eagle or one or more of its affiliates that have agreements with the Distributor to sell shares of the Funds. Payments are not tied to the amount of actual expenses incurred.

Because Rule 12b-1 expenses are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

JULY 1, 2013	21

The Funds’ Management and Administration (continued)

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries, including Eagle, whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information (SAI) for more information.

22	J.P. MORGAN MONEY MARKET FUNDS

How Your Account Works

The Funds’ Eagle Class Shares are offered only to shareholders of mutual funds advised by Eagle and to clients of Eagle and its affiliates (collectively, Eagle Clients). Eagle Class Shares may not be purchased directly from the Funds. Instead Eagle Clients may purchase the Eagle Class Shares through accounts maintained with Eagle or its affiliates, including Raymond James & Associates (“RJA”), Raymond James Financial Services, Inc., Raymond James Financial Services Advisers, Inc. and independent advisers for which RJA or its affiliates provide correspondent dealer or administrative services. Eagle may impose policies, limitations and fees which are different than those described herein.

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Eagle Class Shares of these Funds, however, you will pay annual distribution fees under Rule 12b-1.

The price you pay for your shares is the net asset value (NAV) per share of the class. NAV is the value of everything a class of a Fund owns, minus everything the class owes, divided by the number of shares of that class held by investors. The Funds seek to maintain a stable NAV per share of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities, provided that certain conditions are met, including that the Funds’ Board of Trustees continues to believe that the amortized cost valuation fairly reflects the market-based net asset value per share of the Funds. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of each cut-off time each day the Funds are accepting orders. You will pay the next NAV per share calculated after the J.P. Morgan Institutional Funds Service Center accepts your order.

Shares are available on any business day that the Federal Reserve Bank of New York (Federal Reserve) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. A Fund may also close on days when the Federal Reserve is open and the New York Stock Exchange (NYSE) is closed, such as Good Friday. On any business day when the Securities Industry and Financial Markets Association (SIFMA) recommends that the securities markets close trading early, a Fund may close early.

On occasion, the NYSE closes before 4:00 p.m. Eastern Time (ET). When the NYSE closes early, a Fund may also elect to close early and purchase orders accepted by the Fund after the early closing will be effective the following business day. Each Fund, however, may elect to remain open following an early close of the NYSE. If your purchase order is accepted by a Fund before the Fund’s close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will become effective following the Fund’s next calculation of its NAV. Purchase orders accepted after a Fund’s final calculation of NAV for the day will be effective the following business day.

The NAV of each class of shares is generally calculated as of the following times each day the Funds are accepting purchase orders and redemption requests (each such time, including the final of such times each day, a cut-off time): for each of Prime Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund, 8:00 A.M., 9:00 A.M, 10:00 A.M., 11:00 A.M., 12:00 P.M., 1:00 P.M., 2:00 P.M., 3:00 P.M, 4:00 P.M. and 5:00 P.M. ET; and for Tax Free Money Market Fund, 8:00 A.M., 9:00 A.M, 10:00 A.M., 11:00 A.M. and 12:00 P.M. ET.

If a Fund accepts your purchase order and receives payment the same day, as described below, your order will be processed at the price calculated at the next cut-off time and you will be entitled to all dividends declared on that day. If the Fund accepts your purchase order after the final cut-off time for a day, it will be processed at the next day’s first calculated price. If the Fund does not receive payment on the same day that your order is placed, as described below, you will not be entitled to any dividends declared on that day.

The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time. In addition, in its discretion, the Board of Trustees of the Funds may elect to calculate the price of a Fund’s shares once per day. Under certain circumstances, the Board of Trustees has empowered management to temporarily suspend one or more cut-off times for a Fund, other than the last cut-off time of the day.

Share ownership is electronically recorded; therefore, no certificate will be issued.

Eagle will be responsible for transmitting your purchase order and payment to a Fund by the applicable deadlines. Eagle may have an earlier cut-off time for purchase orders. In addition, Eagle may be closed at times when a Fund is open. Your purchase through Eagle will be processed at the NAV next calculated following receipt of the order from Eagle and acceptance by a Fund, which may not occur on the day that the order is submitted to Eagle.

In order to receive a dividend on the day that you submit your order, a Fund must receive “federal funds” or other immediately available funds by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. ET) on the same business day the purchase order is placed. In the event that an order is placed by a cut-off time specified above and payment through federal funds or other immediately available funds is not

JULY 1, 2013	23

How Your Account Works (continued)

received by the Fund by the close of the Federal Reserve wire transfer system or other immediately available funds that same day, you will not accrue a dividend that day and the Fund reserves the right to cancel your purchase order and you will be liable for any resulting losses or fees incurred by the Fund or the Fund’s transfer agent. If you pay by other acceptable methods, before the final cut-off time on a day, we will process your order that day, but you will not receive any dividends declared on that day. Payments received electronically from Financial Intermediaries on your behalf for trades accepted by the Fund will begin to receive dividends the day payment is received by the Fund.

How to Invest

Contact your Financial Intermediary. You may invest in a Fund by contacting your financial advisor, who is affiliated with a Financial Intermediary authorized to sell Eagle Class Shares. Your Financial Intermediary will transmit your request to the Fund and may charge you a fee for this service. The availability of certain services described below may be limited by your Financial Intermediary who may set their own minimum purchase, balance, eligibility or other requirements. Please contact your Financial Intermediary for more information.

Your Financial Intermediary may have established a sweep program for investors who maintain a brokerage account with a participating dealer. Under such sweep programs, free credit cash balances in a brokerage account arising from sales of securities for cash, redemptions of debt securities, dividend and interest payments and deposited funds may be invested automatically in the Funds. Fund purchases usually will be made on the next business day following the day that credit balances are generated in your account at your Financial Intermediary. Likewise, brokerage account cash debit balances arising from the purchase of securities or other brokerage activity may trigger redemptions in the Funds. These sweep programs are subject to the Financial Intermediary’s minimum purchase, balance, eligibility and other requirements. Please contact your financial advisor for more information.

Contact Eagle Family of Funds. You may invest in Eagle Class Shares of a Fund by completing and signing an account application available from your financial advisor, Eagle or Eagle’s website, eagleasset.com. In order to open a new account, please designate your financial advisor affiliated with a Financial Intermediary authorized to sell Eagle Class Shares, if any, and complete the Financial Intermediary section, including signature, of the application. Indicate the Fund and the amount you wish to invest. Make your check payable to Eagle Family of Funds. Checks must be drawn on an account at a U.S. bank. Additionally, Eagle does not accept third party checks or cash. Mail the application and your payment to:

Regular mail

Eagle Family of Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Overnight Delivery

Eagle Family of Funds

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street, Third Floor

Milwaukee, WI 53202

The minimum investment for each Fund, which may be waived at Eagle’s discretion, is:

Type of account	Initial investment	Subsequent investment
Regular account	$1,000	No minimum
Periodic investment program	$50	$50 per month
Individual retirement account	$500	No minimum

If your account balance falls below $1,000, Eagle reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 30 calendar days after notification, Eagle reserves the right to close your account and send the proceeds to your address of record.

An order must be in good order and supported by all appropriate documentation and information in proper form, including the name of the registered shareholder and your account number. Eagle may refuse to honor incomplete orders.

Once your account is opened, you may add to your investment in the following ways:

•

If you provide your bank account information on your application, Eagle can initiate a purchase from that account. Complete the appropriate sections of the Eagle account application and attach a voided check to activate this service. This service cannot be used to open an account.

•

You may instruct Eagle to periodically transfer funds from a specific bank checking account to your Eagle account. The service is only available in instances in which the transfer can be effected by automated clearing house transfers (“ACH”). Complete the appropriate sections of the account application or the Eagle direct payment plan form to activate this service. Eagle reserves the right to cancel a periodic investment program if payment from your bank is rejected for two consecutive periods or if you make regular withdrawals from your account without maintaining the minimum balance.

•

You may instruct your employer, insurance company, the Federal government or other organization to direct all or part of the payments you receive to your Eagle account. All payments from the U.S. government, including payroll, pension, Social Security and income tax refunds are eligible for this service. Contact Eagle at 1-800-421-4184 for details.

24	J.P. MORGAN MONEY MARKET FUNDS

•

You may instruct your bank to send a Federal Reserve wire, in U.S. Dollars, to your Eagle account. Contact Eagle at 1-800-421-4184 or your financial advisor to obtain wire instructions. Your bank may charge a wire fee.

Eagle offers several options for registering your Eagle Mutual Fund account. To establish a Transfer on Death (“TOD”) arrangement, an additional TOD agreement is required. Additionally, Eagle offers a range of retirement plans including Traditional, Roth, SEP and SIMPLE IRA plans. Retirement plans require a separate adoption agreement as well as separate forms to sell your shares. The TOD and retirement agreements are available from your financial advisor, Eagle or Eagle’s website at eagleasset.com.

For more information:

•	Write Eagle Family of Funds

Regular mail

Eagle Family of Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Overnight Delivery

Eagle Family of Funds

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street, Third Floor

Milwaukee, WI 53202

•	Call 1-800-421-4184

•	Visit eagleasset.com.

•	E-mail EagleFundServices@eagleasset.com

General

The J.P. Morgan money market funds (including the Funds in this prospectus) are intended for short-term investment horizons, and do not monitor for market timers or prohibit short-term trading activity. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

Federal law requires all financial institutions, including Eagle, to obtain, verify and record information that identifies each person who opens an account. When you open an account, you will be asked for certain information. Your account application is required by law to be rejected if the required identifying information is not provided. Once all required information is received, federal law requires that your identity be verified. After an account is opened, your ability to purchase additional shares may be restricted until your identity is verified. If your identity cannot be verified within a reasonable time, your account may be closed and your shares redeemed at the NAV per share next calculated after the account is closed.

Eagle is paid by JPMDS to assist you in executing Fund transactions and monitoring your investment. Eagle provides the following services in connection with its customers’ investments in the Funds:

•	Acting directly or through an agent, as the sole shareholder of record.

•	Maintaining account records for customers.

•	Processing orders to purchase, redeem or exchange shares for customers.

•	Responding to inquiries from shareholders.

•	Assisting customers with investment procedures.

•	Providing, or causing to be provided, tax forms and account statements as necessary.

SELLING FUND SHARES

You can sell, or redeem, Eagle Class Shares of your Fund on any day that the Funds are open for business, subject to certain restrictions. You will receive the NAV per share calculated at the Fund’s next cut-off time after the Fund receives your order from Eagle in proper form. The Fund must receive your order from Eagle by the Fund’s final daily cut-off time in order for us to process your order at that day’s price. This may not occur on the day that an order is submitted to a Financial Intermediary.

Proceeds may be made available throughout the day following calculation of NAVs.

When you sell shares, payment of the proceeds (less any applicable CDSC) generally will be made by the next business day after your order is received. If you sell shares that were recently purchased by check or ACH, payment will be delayed until we verify that those funds have cleared, which may take up to two weeks. Eagle may have an earlier cut-off time than the Funds’ final daily cut-off time for redemption orders. Shareholders that redeem shares and purchase additional shares on the same day will receive dividends as set forth above under ‘‘Buying Fund Shares’’. Dividends will not accrue on shares that are redeemed and paid on a same day basis. Other redeeming shareholders will accrue dividends on the redemption date.

Contact your Financial Intermediary. You may sell your shares by contacting your financial advisor or your Financial Intermediary authorized to sell Eagle Class Shares, either of whom can prepare the necessary documentation. Your Financial Intermediary will transmit your request to sell shares of your Fund and may charge you a fee for this service.

Your Financial Intermediary may have established a sweep program with the Funds for investors who maintain a brokerage account with a participating dealer. Brokerage cash debits arising from purchases of securities for cash or other brokerage

JULY 1, 2013	25

How Your Account Works (continued)

activity will automatically sweep from the Funds for active program participants.

Contact Eagle Family of Funds. You may sell your shares by calling Eagle Family of Funds at 1-800-421-4184, or by sending a letter of instruction. Specify the Fund and share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell. Mail the request to Eagle Family of Funds c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 (for regular mail) or 615 East Michigan Street, Third Floor, Milwaukee, WI 53202 (for overnight service) All registered owners on the account must sign the request. Additional documentation may be required for sales of shares held in corporate, partnership, fiduciary accounts or retirement accounts. Also, you may execute transactions in your account by signing up for Eagle Funds’ Customer Account Access at eagleasset.com. The availability of these services may be limited by your Financial Intermediary who may set their own requirements. Please contact your financial advisor for more information.

Payment can be made (i) directly to a bank account titled the same as your Eagle account for which you have previously provided information to us in writing on your account application or subsequent form (Funds are generally available in your bank account two to three business days after we receive your request), or (ii) by check to your address of record, provided there has not been an address change in the last 30 calendar days.

A written request including a medallion signature guarantee is required if the redemption is (i) $100,000 and greater, (ii) sent to an address other than the address of record, or preauthorized bank or brokerage firm account, (iii) sent to a payee other than the shareholder of record, or (iv) sent to an address of record that has been changed within the past 30 calendar days. A notary public cannot guarantee your signature.

You may establish a plan for periodic withdrawals from your Eagle account. Withdrawals can be made on the 1st, 5th, 10th or 20th day of the month at monthly, quarterly, semiannual or annual intervals. If such a day falls on a weekend or holiday, the withdrawal will take place on the next business day. To establish a plan, complete the appropriate section of the account application or the Eagle systematic withdrawal form (available from your financial advisor, Eagle, or Eagle’s website at eagleasset.com) and send that form to Eagle. Eagle reserves the right to cancel systematic withdrawals if insufficient shares are available for two or more consecutive months.

Application of CDSC. Redemptions may be subject to a sales charge or a contingent deferred sales charge (CDSC) if they were acquired by exchange from another mutual fund advised or offered by Eagle (Eagle Mutual Funds) and have not satisfied the holding period requirement of that Fund. To keep your CDSC as low as possible, each time you redeem shares, Eagle will first sell any shares in your account that carry no CDSC. If there are not enough of those to meet your request, we will sell those shares that have been held the longest. There is no CDSC on shares acquired through reinvestment of dividends or other distributions. However, any period of time you held shares of the Funds or other Eagle money market funds will not be counted for purposes of calculating the CDSC.

For more information:

•	Write Eagle Family of Funds

Regular mail

Eagle Family of Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Overnight Delivery

Eagle Family of Funds

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street, Third Floor

Milwaukee, WI 53202

•	Call 1-800-421-4184

•	Visit eagleasset.com.

•	E-mail EagleFundServices@eagleasset.com

Redemptions-In-Kind

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, a Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, a Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Funds and its remaining shareholders.

EXCHANGING FUND SHARES

In general, the same rules and procedures that apply to sales and purchases apply to exchanges. All exchanges are based upon the net asset value that is next calculated after the Fund receives your order, provided the exchange out of one Fund must occur before the exchange into the other Fund. Therefore, in order for an exchange to take place on the date that the order is submitted, the order must be received prior to the close of both the Fund that you wish to exchange into and the Fund that you wish to exchange out of, otherwise, the exchange will occur on the following business day on which both Funds are open. A shareholder that exchanges into Eagle Class Shares of a Fund will not accrue a dividend on the day of the exchange. A shareholder that exchanges out of Eagle Class Shares of a Fund will accrue a dividend on the day of the exchange.

26	J.P. MORGAN MONEY MARKET FUNDS

You may exchange Eagle Class Shares of each of these Funds for shares of any Eagle Mutual Fund, or for shares of the other Funds, subject to any minimum investment and eligibility requirements of that fund. Obtain a Prospectus of that fund from your financial advisor or through Eagle by calling 1-800-421-4184 or visiting eagleasset.com. Also, you may execute transactions in your account by signing up for Eagle Funds’ Customer Account Access at eagleasset.com. You may exchange your Eagle Class shares by calling your financial advisor or Eagle if you exchange to a like-titled Eagle Mutual Fund account. Written instructions with a medallion signature guarantee are required if the accounts are not identically titled.

Shares that have previously paid a sales charge in an Eagle Mutual Fund will exchange with no additional sales charge for the duration that the shares remain in the Eagle Mutual Funds. Eagle Shares that have not previously been subject to an initial sales charge or CSDC holding period will be subject to the initial purchase conditions of that fund. The Funds and each Eagle Mutual Fund may terminate the exchange privilege upon 60 days’ notice.

Generally, an exchange between J.P. Morgan Mutual Funds is considered a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange. You should consult your tax advisor before making an exchange.

Eagle reserves the right to limit the number of exchanges or to refuse an exchange. Your exchange privilege will be revoked if the exchange activity is considered excessive.

OTHER INFORMATION CONCERNING THE FUNDS

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, Eagle and the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

Shares of the JPMorgan U.S. Government Money Market Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National

Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155. This Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of this Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

Suspension of Redemptions

The Funds may suspend your ability to redeem or may postpone payment for more than seven days (more than one day for the JPMorgan Prime Money Market Fund) when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit (with regard to JPMorgan Prime Money Market Fund, upon the occurrence of any of the conditions set forth under Section 22(e) of the Investment Company Act of 1940);

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

If the Board of Trustees, including a majority of the Independent Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based NAV per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may suspend redemptions and payments in order to facilitate the permanent termination of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

See “Purchases, Redemptions and Exchanges” in the SAI for more details about this process.

JULY 1, 2013	27

Shareholder Information

DISTRIBUTIONS AND TAXES

Each Fund has elected to be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Each Fund can earn income and realize capital gains. Each Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

Each Fund declares dividends of net investment income, if any, daily, so your shares can start earning dividends on the day you buy them. Each Fund distributes such dividends monthly in the form of additional Fund shares of the same class, unless you tell us that you want distributions in cash or as a deposit in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. For each taxable year, each Fund will distribute substantially all of its net investment income and short-term capital gain.

For federal income tax purposes, dividends of net investment income (other than “exempt-interest dividends” as described below) and any net short-term capital gain, generally are taxable as ordinary income. If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund’s total assets consists of tax-exempt interest obligations, that Fund will be eligible to designate distributions of interest derived from tax-exempt-interest obligations as “exempt-interest dividends.” Properly reported exempt-interest dividends paid by the Tax Free Money Market Fund generally are not subject to federal income taxes, but may be subject to state and local taxes and may be subject to federal alternative minimum tax, both for individuals and corporate shareholders. It is unlikely that dividends from any of the Funds will qualify to any significant extent for the reduced tax rate applicable to qualified dividend income. The state or municipality where you live might not charge you state and local taxes on properly reported exempt-interest dividends earned on certain bonds. You should consult your tax advisor concerning your own tax situation and the state and local tax consequences of investing in a Fund. Shareholders that receive social security or railroad retirement benefits should also consult their tax advisors to determine what effect, if any, an investment in any of the Funds may have on the federal taxation of their benefits. Exempt-interest dividends are generally included in income for purposes of determining the amount of benefits that are taxable.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares, but excluding any exempt interest dividends from a Fund) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.

A Fund’s investments in certain debt obligations and asset backed securities may require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so.

If you receive distributions that are properly reported as capital gain dividends, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. Each Fund expects substantially all of its distributions of capital gain to be attributable to short-term capital gain which is taxed as ordinary income.

Regarding the Prime Money Market Fund, the Fund’s investment in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield would be decreased.

Please see the Statement of Additional Information for additional discussion of the tax consequences of these above-described and other investments to each Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Gain, if any, resulting from the sale or exchange of your shares generally will be subject to tax.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax withholding on distributions by the Funds, as discussed in the Statement of Additional Information.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of the tax implications of investing in the Funds. Because each investor’s tax consequences

28	J.P. MORGAN MONEY MARKET FUNDS

are unique, please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

IMPORTANT TAX REPORTING CONSIDERATIONS
Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is required to report gains and losses to the IRS in connection with redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to Eagle Family of Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.

SHAREHOLDER STATEMENTS AND REPORTS

Eagle or your Financial Intermediary will send you transaction confirmation statements and monthly account statements. Please review these statements carefully. The Funds will correct errors if notified within 10 days of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. Please retain all of your statements, as they could be needed for tax purposes.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by each Fund to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

Each business day, each Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the prior business day.

Not later than 60 days after the end of each fiscal quarter, each Fund will make available, upon request, a complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com/Eagle and on the SEC’s website at www.sec.gov.

Not later than five business days after the end of each calendar month, each Fund will post detailed information regarding its portfolio holdings, as well as its dollar-weighted average maturity and dollar-weighted average life, as of the last day of that month on the J.P. Morgan Funds’ website at www.jpmorganfunds.com/Eagle and provide a link to the SEC website where the most recent twelve months of publicly available information filed by the Fund may be obtained.

In addition, not later than five business days after the end of each calendar month, each Fund will file a schedule of detailed information regarding its portfolio holdings as of the last day of that month with the SEC. These filings will be publicly available on a delayed basis on the J.P. Morgan Funds’ website at www.jpmorganfunds.com/Eagle and the SEC’s website 60 days after the end of each calendar month.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-766-7722 or calling Eagle at 1-800-421-4184. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

In addition, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website at www.jpmorganfunds.com or on the J.P. Morgan external websites.

On each business day, all Funds will post their level of weekly liquid assets as of the prior business day and the Funds (other than tax free and municipal money market funds) will post their level of daily liquid assets as of the prior business day on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

DISCLOSURE OF MARKET-BASED NET ASSET VALUE

On each business day, each of the Funds will post its market-based NAV per share (Market-Based NAV) for the prior business day, as calculated using current market quotations (or an appropriate substitute that reflects current market conditions) to value its NAV per share to four decimal places on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

The Market-Based NAV will be provided for informational purposes only. For purposes of transactions in the shares of each Fund, in accordance with Rule 2a-7, the price for shares will continue to be the NAV per share of the applicable share class, calculated using the amortized cost method to two decimals, as described under “How Your Account Works.”

JULY 1, 2013	29

What the Terms Mean

Asset-backed securities: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

Commercial paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

Demand notes: Debt securities with no set maturity date. The investor can generally demand payment of the principal at any time.

Dollar-weighted average maturity: The average maturity of the Fund is the average amount of time until the organization(s) that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity date.

Dollar-weighted average life: The dollar weighted average portfolio maturity without reference to the exceptions used for variable or floating rate securities regarding the use of the date of interest rate resets in lieu of the security’s actual maturity date.

Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

Liquidity: The ability to easily convert investments into cash without losing a significant amount of money in the process.

Management fee: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund’s investments.

Municipal lease obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of general obligations of the municipality.

Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. Interest on certain municipal obligations, generally issued as general obligation and revenue bonds, is exempt from federal taxation and state and/or local taxes in the state where issued.

Other expenses: Miscellaneous items, including transfer agency, administration, custody and registration fees.

Qualified banks: (i) U.S. banks with more than $1 billion in total assets, and foreign branches of these banks; or (ii) foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S. or (iii) other U.S. or foreign commercial banks which the Fund’s adviser judges to have comparable credit standing.

Repurchase agreement: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

Reverse repurchase agreement: Contract whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

Shareholder service fee: A fee to cover the cost of paying Financial Intermediaries to provide certain support services for your account.

U.S. government securities: Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

Variable rate securities: Securities whose interest rates are periodically adjusted.

30	J.P. MORGAN MONEY MARKET FUNDS

This Page Intentionally Left Blank.

JULY 1, 2013	31

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund’s financial statements, are included in the respective Fund’s annual report, which is available upon request.

To the extent that a Fund invests in other funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

Eagle
		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Prime Money Market Fund
Year Ended February 28, 2013	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
May 10, 2010 (d) through February 28, 2011	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Tax Free Money Market Fund
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
May 10, 2010 (d) through February 28, 2011	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(d)	Commencement of offering of class of shares.
(e)	Amount rounds to less than $0.01.

32	J.P. MORGAN MONEY MARKET FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%	$431,169	0.35%	0.01%	0.71%
1.00	0.01	838,513	0.29	0.01	0.71
1.00	0.01	1,207,045	0.41	0.01	0.88

1.00	0.02	1,363,619	0.20	0.01	0.71
1.00	0.02	1,028,433	0.21	0.01	0.71
1.00	0.03	1,131,461	0.36	0.01	0.87

JULY 1, 2013	33

Financial Highlights (continued)

Eagle (continued)
	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distribution
U.S. Government Money Market Fund
March 1, 2012 (f) through February 28, 2013	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)

U.S. Treasury Plus Money Market Fund
March 1, 2012 (f) through February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%
(f)	Commencement of offering of class of shares.

34	J.P. MORGAN MONEY MARKET FUNDS

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$2,219,405	0.16%	0.01%	0.71%

1.00	0.00	(e)	100	0.15	0.00	0.71

JULY 1, 2013	35

Additional Fee and Expense Information

ADDITIONAL FEE AND EXPENSE INFORMATION

FOR JPMT II FUNDS AND FORMER ONE GROUP MUTUAL FUNDS

In connection with the 2004 final settlement between Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA), with the New York Attorney General arising out of market timing of certain mutual funds advised by BOIA, BOIA agreed, among other things, to disclose hypothetical information regarding investment and expense information to Fund shareholders. The hypothetical examples are provided for JPMT II Funds or those Funds that have acquired the assets and liabilities of a JPMT II Fund or a series of One Group Mutual Funds.

The “Gross Expense Ratio” includes the contractual expenses that make up the investment advisory, administration and shareholder servicing fees, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable.

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Prime Money Market Fund	Eagle Class	0.70%	0.71%
JPMorgan U.S. Government Money Market Fund	Eagle Class	0.70%	0.71%
JPMorgan U.S. Treasury Plus Money Market Fund	Eagle Class	0.70%	0.71%

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On July 1, 2013, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•

The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.

“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each 12-month period (year) ended June 30 would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Net Annual Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.

Your actual costs may be higher or lower than those shown.

36	J.P. MORGAN MONEY MARKET FUNDS

JPMorgan Prime Money Market Fund

	Eagle Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2014	$72	5.00%	4.30%	4.30%
June 30, 2015	76	10.25	8.77	4.29
June 30, 2016	79	15.76	13.44	4.29
June 30, 2017	82	21.55	18.31	4.29
June 30, 2018	86	27.63	23.38	4.29
June 30, 2019	89	34.01	28.68	4.29
June 30, 2020	93	40.71	34.20	4.29
June 30, 2021	97	47.75	39.95	4.29
June 30, 2022	101	55.13	45.96	4.29
June 30, 2023	106	62.89	52.22	4.29

JPMorgan U.S. Government Money Market Fund

	Eagle Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2014	$72	5.00%	4.30%	4.30%
June 30, 2015	76	10.25	8.77	4.29
June 30, 2016	79	15.76	13.44	4.29
June 30, 2017	82	21.55	18.31	4.29
June 30, 2018	86	27.63	23.38	4.29
June 30, 2019	89	34.01	28.68	4.29
June 30, 2020	93	40.71	34.20	4.29
June 30, 2021	97	47.75	39.95	4.29
June 30, 2022	101	55.13	45.96	4.29
June 30, 2023	106	62.89	52.22	4.29

JPMorgan U.S. Treasury Plus Money Market Fund

	Eagle Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2014	$72	5.00%	4.30%	4.30%
June 30, 2015	76	10.25	8.77	4.29
June 30, 2016	79	15.76	13.44	4.29
June 30, 2017	82	21.55	18.31	4.29
June 30, 2018	86	27.63	23.38	4.29
June 30, 2019	89	34.01	28.68	4.29
June 30, 2020	93	40.71	34.20	4.29
June 30, 2021	97	47.75	39.95	4.29
June 30, 2022	101	55.13	45.96	4.29
June 30, 2023	106	62.89	52.22	4.29

JULY 1, 2013	37

HOW TO REACH US

For Shareholder Inquiries:

By mail:

Regular mail

Eagle Family of Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Overnight Delivery

Eagle Family of Funds

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street, Third Floor

Milwaukee, WI 53202

By telephone

Call Eagle Fund Services, Inc.

at 1-800-421-4184

Online

www.eagleasset.com

Via e-mail

EagleFundServices@eagleasset.com

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

J.P. Morgan Institutional Funds Service Center

500 Stanton Christiana Road, 3-OPS3

Newark, DE 19713

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC

Washington, DC 20549-1520

1-202-551-8090

E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No.
JPMorgan Trust I	811-21295

Investment Company Act File No.
JPMorgan Trust II	811-4236

©JPMorgan Chase & Co. 2013. All rights reserved. July 2013. PR-MME-713

STATE SPECIFIC MUNICIPAL

MONEY MARKET FUNDS

JPMorgan Michigan Municipal Money Market Fund

Ticker: PEMXX

JPMorgan Ohio Municipal Money Market Fund

Ticker: HOIXX

PROSPECTUS

July 1, 2013

Reserve Shares

1717 Arch Street, 16th Floor Philadelphia, PA 19103-1675

Member: NYSE • FINRA • SIPC

This prospectus is to be used only by clients of Janney Montgomery Scott LLC.The funds are series of JPMorgan Funds. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

JPMorgan Michigan Municipal Money Market Fund

Class/Ticker: Reserve/PEMXX

The Fund’s Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and Michigan personal income tax as is consistent with capital preservation and stability of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Reserve
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.25
Other Expenses	0.45
Shareholder Service Fees	0.30
Remainder of Other Expenses	0.15

Total Annual Fund Operating Expenses	0.78
Fee Waivers and Expense Reimbursements[1]	(0.08)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.70

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Reserve Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.70% of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
RESERVE SHARES ($)	72	241	425	959

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the income from which is exempt from both federal income tax and Michigan personal income tax. As a fundamental policy, the Fund will invest at least 80% of its Assets in such municipal securities. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.

For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax and Michigan personal income tax. Municipal obligations in which the Fund may invest are securities that are issued by the State of Michigan, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions.

The Fund generally invests in short-term money market instruments, such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax and Michigan personal income tax.

The Fund may invest up to 100% of its assets in municipal obligations that produce income subject to the federal alternative minimum tax.

Up to 20% of the Fund’s total assets may be invested in non-Michigan municipal obligations, subject to Michigan personal income taxes, or in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

JULY 1, 2013	1

JPMorgan Michigan Municipal Money Market Fund (continued)

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund is non-diversified.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Risk of Michigan Obligations. Because the Fund invests primarily in municipal obligations issued by the State of Michigan, its political subdivisions, authorities, and agencies, its performance will be affected by the fiscal and economic health of that state and its municipalities. Provisions of Michigan’s Constitution that limit the taxing and spending authority of Michigan’s governmental entities may impair the ability of Michigan issuers to pay principal and/or interest on their obligations. Additionally, Michigan is heavily dependent on the manufacturing sector and may be sensitive to economic problems affecting the sector.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of the Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of the Fund’s investments.

There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for the Fund to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the adviser may invest any portion of the Fund’s assets in obligations subject to state and/or federal income tax, or may hold any portion of the Fund’s assets in cash.

2	J.P. MORGAN MONEY MARKET FUNDS

Geographic Focus Risk. As a single state money market fund, the Fund is less diversified than other money market funds. This is because a single state money market fund is allowed by Securities and Exchange Commission (SEC) rules to invest a significantly greater portion than other money market funds of its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s performance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Tax Risk. The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax or Michigan personal income taxes. Consult your tax professional for more information.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Structured Product Risk. Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results among those issuing the securities.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity

JULY 1, 2013	3

JPMorgan Michigan Municipal Money Market Fund (continued)

requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Reserve Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.

To obtain current yield information, call your Janney Financial Advisor or 1-800-JANNEYS. You may also obtain this information by visiting Janney’s website at www.janney.com. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	2Q and 3Q 2007	0.78%
Worst Quarter	2Q, 3Q and 4Q 2009	0.00%
	1Q 2010
	2Q, 3Q and 4Q 2011
	1Q, 2Q and 3Q 2012

The Fund’s year-to-date total return as of 3/31/13 was 0.00%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
RESERVE SHARES	0.01%	0.35%	1.02%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

Purchase minimums

For Reserve Shares
To establish an account	$10,000,000
To add to an account	No minimum levels

You may purchase or redeem shares on any business day that the Fund is open

•	Through your Janney Financial Advisor by calling 1-800-JANNEYS

Tax Information

The Fund’s distributions of interest on municipal obligations generally are not subject to federal income tax; however the Fund may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain obligations may be subject to the federal alternative minimum tax. To the extent that the Fund’s distributions are derived from interest on obligations that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes. When your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, you may be subject to federal income tax on ordinary income or capital gains upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4	J.P. MORGAN MONEY MARKET FUNDS

JPMorgan Ohio Municipal Money Market Fund

Class/Ticker: Reserve/HOIXX

The Fund’s Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and Ohio personal income tax as is consistent with capital preservation and stability of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Reserve
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.25
Other Expenses	0.54
Shareholder Service Fees	0.30
Remainder of Other Expenses	0.24

Total Annual Fund Operating Expenses	0.87
Fee Waivers and Expense Reimbursements[1]	(0.17)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.70

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Reserve Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.70% of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
RESERVE SHARES ($)	72	261	466	1,057

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the income from which is exempt from both federal income tax and Ohio personal income tax. As a fundamental policy, the Fund will invest at least 80% of its Assets in such municipal securities. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.

For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax and Ohio personal income tax. Municipal obligations in which the Fund may invest are securities that are issued by the State of Ohio, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions.

The Fund generally invests in short-term money market instruments, such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax and Ohio personal income tax.

The Fund may invest up to 100% of its assets in municipal obligations that produce income subject to the federal alternative minimum tax.

Up to 20% of the Fund’s total assets may be invested in non-Ohio municipal obligations, subject to Ohio personal income taxes, or in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

JULY 1, 2013	5

JPMorgan Ohio Municipal Money Market Fund (continued)

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund is non-diversified.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Risk of Ohio Obligations. Because the Fund invests primarily in municipal obligations issued by the State of Ohio, its political subdivisions, authorities, and agencies, its performance will be affected by the fiscal and economic health of that state and its municipalities. Provisions of Ohio’s Constitution that limit the taxing and spending authority of Ohio’s governmental entities may impair the ability of Ohio issuers to pay principal and/or interest on their obligations. Additionally, Ohio is heavily dependent on the manufacturing sector and may be sensitive to economic problems affecting the sector.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of the Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of the Fund’s investments.

There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for the Fund to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the adviser may invest any portion of the Fund’s assets in obligations subject to state and/or federal income tax, or may hold any portion of the Fund’s assets in cash.

Geographic Focus Risk. As a single state money market fund, the Fund is less diversified than other money market funds. This is because a single state money market fund is allowed by Securities and Exchange Commission (SEC) rules to invest a significantly greater portion than other money market funds of its assets in one issuer. Because of these rules and the

6	J.P. MORGAN MONEY MARKET FUNDS

relatively small number of issuers of a particular state’s municipal securities, the Fund’s performance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Tax Risk. The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax or Ohio personal income taxes. Consult your tax professional for more information.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Structured Product Risk. Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature

(purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results among those issuing the securities.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

JULY 1, 2013	7

JPMorgan Ohio Municipal Money Market Fund (continued)

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Reserve Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.

To obtain current yield information, call your Janney Financial Advisor or 1-800-JANNEYS. You may also obtain this information by visiting Janney’s website at www.janney.com. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	2Q and 3Q 2007	0.77%
Worst Quarter	3Q 2009	0.00%
	1Q 2010
	2Q, 3Q and 4Q 2011
	1Q, 2Q, 3Q and 4Q 2012

The Fund’s year-to-date total return as of 3/31/13 was 0.00%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
RESERVE SHARES	0.00%	0.36%	1.03%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

Purchase minimums

For Reserve Shares
To establish an account	$10,000,000
To add to an account	No minimum levels

You may purchase or redeem shares on any business day that the Fund is open

•	Through your Janney Financial Advisor by calling 1-800-JANNEYS

Tax Information

The Fund’s distributions of interest on municipal obligations generally are not subject to federal income tax; however the Fund may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain obligations may be subject to the federal alternative minimum tax. To the extent that the Fund’s distributions are derived from interest on obligations that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes. When your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, you may be subject to federal income tax on ordinary income or capital gains upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8	J.P. MORGAN MONEY MARKET FUNDS

More About the Funds

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES

The main investment strategies for a particular Fund are summarized in the Fund’s Risk/Return Summary.

Each Fund may utilize these investment strategies to a greater or lesser degree.

Each Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, each Fund is managed in the following manner:

•	Each Fund seeks to maintain a net asset value of $1.00 per share.

•

The dollar-weighted average maturity of each Fund will be 60 days or less, and the dollar-weighted average life to maturity will be 120 days or less. For a discussion of dollar weighted average maturity and dollar-weighted average life to maturity, please see page 22.

•	Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	Each Fund invests only in U.S. dollar-denominated securities.

•

Each Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. “Weekly liquid assets” include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

•	Each Fund will only buy securities that present minimal credit risk. These securities will:

•

have one of the two highest possible short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one nationally recognized statistical rating organization rates that security; or

•	have an additional third party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by J.P. Morgan Investment Management Inc. (JPMIM), the Funds’ adviser, if the security is not rated.

FUNDAMENTAL INVESTMENT OBJECTIVES
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objective for each of the Funds is fundamental.

INVESTMENT RISKS

There can be no assurance that a Fund will achieve its investment objectives.

The main risks associated with investing in the Funds are summarized in “Risk/Return Summaries” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Funds are described below.

Please note that the Funds also may use strategies that are not described in this section, but which are described in the Statement of Additional Information.

Interest Rate Risk. Although each Fund is generally less sensitive to interest rate changes than are funds that invest in longer-term securities, changes in short-term interest rates will cause changes to that Fund’s yield. In addition, a low-interest rate environment may prevent a Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. There is a risk that the issuer of a security, or the counterparty to a contract, repurchase agreement or other investment, will default or otherwise become unable to honor a financial obligation. The price and liquidity of a security can also be adversely affected if either its credit status or the market environment generally deteriorates and the probability of default rises. The value of your investment could decline as a result of these events.

Government Securities Risk. The Funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to a Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and

JULY 1, 2013	9

More About the Funds (continued)

credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Redemption Risk. A Fund could experience a loss and the Fund’s net asset value may be affected when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. A Fund may be forced to sell its holdings when shareholders of the Fund make relatively large redemption requests. Furthermore, when markets are illiquid, a Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Repurchase Agreement Risk. There is a risk that the counter-party to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by a Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. For example, certain repurchase agreements a Fund may enter into may or may not be subject to an automatic stay in bankruptcy proceedings. As a result of the automatic stay, to the extent applicable, a Fund could be prohibited from selling the collateral in the event of a counterparty’s bankruptcy unless the Fund is able to obtain the approval of the bankruptcy court.

Structured Product Risk. Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to a Fund.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on a Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease a Fund’s income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Factors contributing to the economic stress on municipalities may include lower property tax collections as a result of lower home values, lower sales tax revenue as a result of consumers cutting back spending, and lower income tax revenue as a result of a higher unemployment rate. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for a Fund to sell the security at the time and the price that normally prevails in the market. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of a Fund’s investments. To the

10	J.P. MORGAN MONEY MARKET FUNDS

extent that the financial institutions securing the municipal obligations are located outside the U.S., these obligations could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. For example, Chapter 9 of the Bankruptcy Code provides a financially distressed municipality protection from its creditors while it develops and negotiates a plan for reorganizing its debts. “Municipality” is defined broadly by the Bankruptcy Code as a “political subdivision or public agency or instrumentality of a state” and may include various issuers of obligations in which a Fund invests. The reorganization of a municipality’s debts may include extending debt maturities, reducing the amount of principal or interest, refinancing the debt or taking other measures, which may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of a Fund’s investments.

There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for a Fund to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the adviser may invest any portion of a Fund’s assets in obligations subject to state and/or federal income tax, or may hold any portion of the Fund’s assets in cash.

Interest on municipal obligations, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.

Risk of Michigan Obligations. (applicable to Michigan Municipal Money Market Fund) Because the Fund invests primarily in municipal obligations issued by the State of Michigan, its political subdivisions, authorities, and agencies, its performance will be affected by the fiscal and economic health of that state and its municipalities. Provisions of Michigan’s Constitution that limit the taxing and spending authority of Michigan’s governmental entities may impair the ability of Michigan issuers to pay principal and/or interest on their obligations. Additionally, Michigan is heavily dependent on the manufacturing sector and may be sensitive to economic problems affecting the sector.

During the recent recession, Michigan experienced a significant economic downturn. Although some signs of recovery have emerged, this recovery may be slow as the state continues to face financial difficulties due to weakened economic conditions. Any deterioration of Michigan’s fiscal situation could increase the risk of investing in Michigan municipal securities, including the risk of potential issuer default, and could heighten the risk that the prices of Michigan municipal securities, and the Fund’s net asset value and/or yield, will experience greater volatility. Furthermore, any such deterioration could result in a down-

grade of the credit rating of an issuer of Michigan municipal securities. Future downgrades could reduce the market value of the securities held by the Fund, which could adversely affect the Fund’s performance.

Risk of Ohio Obligations. (applicable to Ohio Municipal Money Market Fund) Because the Fund invests primarily in municipal obligations issued by the State of Ohio, its political subdivisions, authorities, and agencies, its performance will be affected by the fiscal and economic health of that state and its municipalities. Provisions of Ohio’s Constitution that limit the taxing and spending authority of Ohio’s governmental entities may impair the ability of Ohio issuers to pay principal and/or interest on their obligations. Additionally, Ohio is heavily dependent on the transportation and manufacturing sectors and may be sensitive to economic problems affecting those sectors.

During the recent recession, Ohio experienced a significant economic downturn. Although some signs of recovery have emerged, this recovery may be slow as the state continues to face financial difficulties due to weakened economic conditions. Any deterioration of Ohio’s fiscal situation could increase the risk of investing in Ohio municipal securities, including the risk of potential issuer default, and could heighten the risk that the prices of Ohio municipal securities, and the Fund’s net asset value and/or yield, will experience greater volatility. Furthermore, any such deterioration could result in a downgrade of the credit rating of an issuer of Ohio municipal securities. Future downgrades could reduce the market value of the securities held by the Fund, which could adversely affect the Fund’s performance.

For more information about risks associated with the types of investments that the Funds purchase, please read the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Funds may hold all or most of their total assets in cash for temporary defensive purposes. This may result in a lower yield and prevent the Funds from meeting their investment objectives.

Michigan Municipal Money Market Fund

Up to 20% of the Fund’s total assets may be invested in non-Michigan municipal obligations, subject to Michigan personal income taxes, or in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements. The Fund may exceed this limit for temporary defensive purposes. For example, when suitable municipal obligations are unavailable the Fund may buy municipal obligations from other states. These would generally be subject to Michigan personal income taxes.

JULY 1, 2013	11

More About the Funds (continued)

Ohio Municipal Money Market Fund

Up to 20% of the Fund’s total assets may be invested in non-Ohio municipal obligations, subject to Ohio personal income taxes, or in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements. The Fund may exceed this limit for temporary defensive purposes. For example, when suitable municipal obligations are unavailable the Fund may buy municipal obligations from other states. These would generally be subject to Ohio personal income taxes.

Temporary Defensive Position Risk

If a Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

ADDITIONAL HISTORICAL PERFORMANCE INFORMATION

Some of the companies that provide services to the Funds have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

Each Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality, and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on SEC rules then in-effect and is not an indication of future returns.

12	J.P. MORGAN MONEY MARKET FUNDS

The Funds’ Management and Administration

The Funds are series of JPMorgan Trust II (the Trust), a Delaware statutory trust. The Trust is governed by Trustees who are responsible for overseeing all business activities of the Funds. In addition to the Funds, the Trust consists of other series representing separate investment funds (each, a “J.P. Morgan Fund”).

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-766-7722 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary (as described below) who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Funds and makes the day-to-day investment decisions for the Funds.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.

During the most recent fiscal period ended 2/28/13, JPMIM was paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:

Michigan Municipal Money Market Fund	0.07%
Ohio Municipal Money Market Fund	0.01

A discussion of the basis the Trustees of the Trust used in reapproving the investment advisory agreements for the Funds is available in the semi-annual report for the most recent fiscal period ended August 31.

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the other service providers of the Funds. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.10% of the first $100 billion of average daily net assets of all money market funds in the J.P. Morgan Funds Complex plus 0.05% of average daily net assets of such Funds over $100 billion.

The Funds’ Shareholder Servicing Agent

The Trust, on behalf of the Funds, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.30% of the average daily net assets of Reserve Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.30% annual fee to such entities for performing shareholder and administrative services. The amount payable for “service fees” (as defined by the Financial Industry Regulatory Authority (FINRA)) does not exceed 0.25% of the average annual net assets attributable to the Reserve Shares of each Fund.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM and the Administrator.

Each of the Funds has adopted a Rule 12b-1 distribution plan under which they pay annual distribution fees of up to 0.25% of the average daily net assets attributable to Reserve Shares.

Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Funds. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to the amount of actual expenses incurred.

Because Rule 12b-1 expenses are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including

JULY 1, 2013	13

The Funds’ Management and Administration (continued)

various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

14	J.P. MORGAN MONEY MARKET FUNDS

How Your Account Works

BUYING FUND SHARES

To purchase shares, contact your Janney Financial Advisor.

You do not pay any sales charge (sometimes called a load) when you buy Reserve Shares of these Funds.

The price you pay for your shares is the net asset value (NAV) per share of the class. NAV is the value of everything a class of a Fund owns, minus everything the class owes, divided by the number of shares of that class held by investors. The Funds seek to maintain a stable NAV per share of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities provided that certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation fairly reflects the market-based net asset value per share of the Fund. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of each cut-off time each day the Funds are accepting orders. You will pay the next NAV per share calculated after J.P. Morgan Institutional Funds Service Center accepts your order.

Reserve Shares may be purchased by Financial Intermediaries (see below) that are paid to assist investors in establishing accounts, executing transactions and monitoring their investment.

You may purchase Fund shares through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary.

The Financial Intermediary may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same as or different from the requirements for investors purchasing directly from the Fund.

Shares are available on any business day that the Federal Reserve Bank of New York (Federal Reserve) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. A Fund may also close on days when the Federal Reserve is open and the New York Stock Exchange (NYSE) is closed, such as Good Friday. On any business day when the Securities Industry and Financial Markets Association (SIFMA) recommends that the securities markets close trading early, a Fund may close early.

On occasion, the NYSE closes before 4:00 p.m. Eastern Time (ET). When the NYSE closes early, a Fund may also elect to close early and purchase orders accepted by the Fund after the early closing will be effective the following business day. Each Fund, however, may elect to remain open following an early close of the NYSE. If your purchase order is accepted by the Fund before the Fund’s close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will become effective following the Fund’s next calculation of its NAV. Purchase orders accepted after a Fund’s final calculation of NAV for the day will be effective the following business day.

The NAV of each class of shares is generally calculated as of the following times each day the Funds are accepting purchase orders and redemption requests (each such time, including the final of such times each day, a cut-off time): for each of Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund, 8:00 A.M., 9:00 A.M, 10:00 A.M., 11:00 A.M. and 12:00 P.M. ET.

If a Fund accepts your purchase order and receives payment the same day, as described below, your order will be processed at the price calculated at the next cut-off time and you will be entitled to all dividends declared on that day. If the Fund accepts your purchase order after the final cut-off time for a day, it will be processed at the next day’s first calculated price. If the Fund does not receive payment on the same day that your order is placed, as described below, you will not be entitled to any dividends declared on that day.

The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time. In addition, in its discretion, the Board of Trustees of the Funds may elect to calculate the price of a Fund’s shares once per day. Under certain circumstances, the Board of Trustees has delegated to management the ability to temporarily suspend one or more cut-off times for a Fund, other than the last cut-off time of the day.

Share ownership is electronically recorded; therefore, no certificate will be issued.

Your Financial Intermediary will be responsible for sending your purchase order and payment to a Fund by the applicable deadlines. Your Financial Intermediary may have earlier cut-off times for purchase orders. In addition, your Financial Intermediary may be closed at times when the Fund is open. Your order through a Financial Intermediary will be processed at the NAV next calculated following receipt of the order from the Financial Intermediary and acceptance by a Fund. In the event that the order is accepted by a Financial Intermediary that a Fund has authorized to accept orders on its behalf, as described herein, the order will be priced at the Fund’s NAV next calculated after it is accepted by the Financial

JULY 1, 2013	15

How Your Account Works (continued)

Intermediary. In such cases, if requested by a Fund, a Financial Intermediary will be responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a Financial Intermediary that has not received such authorization will be priced at the Fund’s NAV next calculated after it receives the order from the Financial Intermediary and accepts it, which may not occur on the day submitted to the Financial Intermediary.

In order to receive a dividend on the day that you submit your order, a Fund must receive “federal funds” or other immediately available funds by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. ET) on the same business day the purchase order is placed. In the event that an order is placed by a cut-off time specified above and payment through federal funds or other immediately available funds is not received by the Fund by the close of the Federal Reserve wire transfer system or other immediately available funds that same day, you will not accrue a dividend on that day and the Fund reserves the right to cancel your purchase order and you will be liable for any resulting losses or fees incurred by the Fund or the Fund’s transfer agent. If you pay by other acceptable methods, before the final cut-off time on a day, we will process your order that day, but you will not receive any dividends declared on that day. Payments received electronically from Financial Intermediaries on your behalf for trades accepted by the Fund will begin to receive dividends the day payment is received by the Fund.

Minimum Investments

Reserve Shares are subject to a $10,000,000 minimum investment requirement per Fund. There is no minimum level for subsequent purchases.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k) or 403(b)) as well as for certain fee-based programs. The Funds reserve the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

General

The J.P. Morgan money market funds (including the Funds in this prospectus) are intended for short-term investment horizons, and do not monitor for market timers or prohibit short-term trading activity. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

You can buy shares:

Through Your Financial Intermediary

Tell your Financial Intermediary which Funds you want to buy and they will contact us. Your Financial Intermediary may charge you a fee and may offer additional services, such as special purchase and redemption programs, “sweep” programs, cash advances and redemption checks. Some Financial Intermediaries charge a single fee that covers all services.

Your purchase through a Financial Intermediary will be processed at the NAV next calculated following receipt of the order from the Financial Intermediary and acceptance by a Fund, which may not occur on the day submitted to the Financial Intermediary. In addition, orders placed through a Financial Intermediary are subject to the timing requirements relating to payment for shares described above. Your Financial Intermediary may impose different minimum investments and earlier cut-off times for the submission of orders.

Your Financial Intermediary may be paid by JPMDS to assist you in establishing your account, executing transactions and monitoring your investment. Financial Intermediaries may provide the following services in connection with their customers’ investments in the Funds:

•	Acting directly or through an agent, as the sole shareholder of record

16	J.P. MORGAN MONEY MARKET FUNDS

•	Maintaining account records for customers

•	Processing orders to purchase, redeem or exchange shares for customers

•	Responding to inquiries from shareholders

•	Assisting customers with investment procedures.

The Funds have authorized one or more Financial Intermediaries to accept purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. The Funds will be deemed to have received a purchase order when such Financial Intermediary or, if applicable, such Financial Intermediary’s authorized designee, accepts the order. Such orders will be priced at the Fund’s NAV next calculated after it is accepted by the Financial Intermediary. In such cases, if requested by a Fund, a Financial Intermediary will be responsible for providing information with regard to the time that such order for purchase was received.

Orders submitted through a Financial Intermediary that has not received such authorization to accept orders on a Fund’s behalf will be priced at the Fund’s NAV next calculated after it receives the order from the Financial Intermediary and accepts it, which may not occur on the day submitted to the Financial Intermediary. Since not all Financial Intermediaries have received such authorization, you may wish to contact your Financial Intermediary to determine if it has received such authorization.

SELLING FUND SHARES

To sell shares, contact your Janney Financial Advisor.

You can sell or redeem your shares on any day that the Funds are open for business. You will receive the NAV per share calculated at the next cut-off time after the Fund receives your order.

A redemption order must be in good order and supported by all appropriate documentation and information in proper form, including the name of the registered shareholder and your account number. The Funds may refuse to honor incomplete orders.

Under normal circumstances, if a Fund receives your order before the Fund’s final daily cut-off time, the Fund will make available to you the proceeds that same business day by wire. Proceeds may be made available throughout the day following the calculation of NAVs. For trades submitted through a Financial Intermediary, it is the responsibility of each Financial Intermediary to submit orders to the Fund by the final daily cut-off time in order to receive proceeds that same business day by wire. Otherwise, except as set forth in the section “Suspension of Redemptions” below, your redemption proceeds will be paid within seven days after the Fund receives the redemption order. Shareholders that redeem shares and purchase additional shares on the same day will receive dividends as set forth above under ‘‘Buying Fund Shares’’. Dividends will not accrue on shares that are redeemed and paid on a same day basis. Other redeeming shareholders will accrue dividends on the redemption date.

If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by Automated Clearing House (ACH) to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

You can sell your shares:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to sell. Once the Fund accepts your order, which must be submitted in good order to your Financial Intermediary, the Fund will process it at the NAV calculated at the next cut-off time. Your Financial Intermediary will be responsible for sending the necessary documents to J.P. Morgan Institutional Funds Service Center. This may not occur on the day that an order is submitted to a Financial Intermediary. Your Financial Intermediary may charge you for this service.

Your Financial Intermediary may have earlier cut-off times for redemption orders.

The Funds have authorized one or more Financial Intermediaries to accept purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. The Funds will be deemed to have received a redemption order when a Financial Intermediary or, if applicable, that Financial Intermediary’s authorized designee, accepts the order. Such orders will be priced at the Fund’s NAV next calculated after it is accepted by the Financial Intermediary. In such cases, if requested by a Fund, a Financial Intermediary will be responsible for providing information with regard to the time that such order for redemption was received.

Orders submitted through a Financial Intermediary that has not received such authorization to accept orders on a Fund’s behalf will be priced at the Fund’s NAV next calculated after it receives the order from the Financial Intermediary and accepts it, which may not occur on the day submitted to the Financial Intermediary. Since not all Financial Intermediaries have received such authorization, you may wish to contact your Financial Intermediary to determine if it has received such authorization.

JULY 1, 2013	17

How Your Account Works (continued)

Redemptions-In-Kind

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, a Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, a Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

OTHER INFORMATION CONCERNING THE FUNDS

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

If your account value falls below the Funds’ minimum investment requirement, the Funds reserve the right to redeem all of the remaining shares in your account and close your account. Before these actions are taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus.

Suspension of Redemptions

The Funds may suspend your ability to redeem or may postpone payment for more than seven days when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

If the Board of Trustees, including a majority of the Independent Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based NAV per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may suspend redemptions and payments in order to facilitate the permanent termination of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

18	J.P. MORGAN MONEY MARKET FUNDS

Shareholder Information

DISTRIBUTIONS AND TAXES

Each Fund has elected to be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Each Fund can earn income and realize capital gain. Each Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

Each Fund declares dividends of net investment income, if any, daily, so your shares can start earning dividends on the day you buy them. Each Fund distributes such dividends of net investment income, if any, monthly in the form of additional Fund shares of the same class, unless you tell us that you want distributions in cash or as a deposit in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. For each taxable year, each Fund will distribute substantially all of its net investment income and short-term capital gain.

For federal income tax purposes, dividends of net investment income (other than “exempt-interest dividends” as described below) and any net short-term capital gain generally are taxable as ordinary income. If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund’s total assets consists of tax-exempt interest obligations, the Fund will be eligible to designate distributions of interest derived from tax-exempt-interest obligations as “exempt-interest dividends.” Properly reported exempt-interest dividends paid by the Funds generally are not subject to federal income taxes, but may be subject to state and local taxes as well as the federal alternative minimum tax, both for individuals and corporate shareholders. It is unlikely that dividends from any of the Funds will qualify to any significant extent for the reduced tax rate applicable to qualified dividend income. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxation. The state or municipality where you live might not charge you state and local taxes on properly reported exempt-interest dividends earned on certain bonds. Shareholders who receive social security or railroad retirement benefits should also consult their tax advisors to determine what effect, if any, an investment in any of the Funds might have on the federal taxation of their benefits. Exempt-interest dividends are generally included in income for purposes of determining the amount of benefits that are taxable.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares, but excluding any exempt interest dividends from a Fund) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

If you receive distributions that are properly reported as capital gain dividends, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. Each Fund expects substantially all of its distributions of capital gain to be attributable to short-term capital gain which is taxed as ordinary income. No Fund expects to realize long term capital gain or loss and thus do not expect to make distributions that are properly designated as capital gain dividends.

A Fund’s investments in certain debt obligations and derivative instruments may require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so.

The information below is only a general summary based on current statutes and regulations as well as current policies of each state, all of which may change possibly with retroactive effect. You should consult your tax advisor concerning your own tax situation and the state and local tax consequences of investing in the Funds.

Michigan Taxes. Dividends received from the Michigan Municipal Money Market Fund that are derived from interest attributable to tax exempt securities of the State of Michigan or its political subdivisions (“Michigan Municipal Obligations”) will be exempt from Michigan personal income tax and Michigan corporate income tax. Conversely, to the extent that the Fund’s dividends are derived from interest on obligations other than Michigan Municipal Obligations or certain U.S. government obligations (or are derived from short-term or long-term gains), such dividends may be subject to Michigan income tax and Michigan corporate income tax, even though the dividends may be exempt for federal income tax purposes. Except as noted above with respect to Michigan income taxation, distributions of net income may be taxable to investors as dividend income under other state or local laws even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

Ohio Taxes. Distributions from the Ohio Municipal Money Market Fund that are attributable to interest on obligations issued by or on behalf of the State of Ohio, its political subdivisions and agencies or instrumentalities thereof (Ohio Obligations) are exempt from Ohio personal income tax and

JULY 1, 2013	19

Shareholder Information (continued)

Ohio municipal and school district income taxes. Shareholders that are subject to the Ohio commercial activity tax may exclude such distributions from their taxable gross receipts for purposes of such tax. Shareholders that are subject to the Ohio corporation franchise tax may exclude such distributions from the Ohio corporation franchise tax net income base. Note that for most entities, the corporation franchise tax has been phased out as of the 2010 tax year and replaced by the Ohio commercial activity tax. Distributions that are attributable to profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to Ohio personal income tax or Ohio municipal or school district income taxes and will not be included in the net income base of the Ohio corporation franchise tax or the gross receipts base of the Ohio commercial activity tax.

Please see the Statement of Additional Information for additional discussion of the tax consequences of these above-described and other investments to each Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax withholding on distributions by the Funds, as discussed in the Statement of Additional Information.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of the tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

IMPORTANT TAX REPORTING CONSIDERATIONS
Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is required to report gains and losses to the IRS in connection with redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and monthly account statements. Please review these statements carefully. The Funds will correct errors if notified within 10 days of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the J.P. Morgan Institutional Funds Service Center at 500 Stanton Christiana Road, 3-OPS3, Newark, DE 19713 or call 1-800-766-7722.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by each Fund to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

Each business day, each Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the prior business day.

Not later than 60 days after the end of each fiscal quarter, each Fund will make available, upon request, a complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Not later than five business days after the end of each calendar month, each Fund will post detailed information regarding its portfolio holdings, as well as its dollar-weighted average maturity and dollar-weighted average life, as of the last day of that month on the J.P. Morgan Funds’ website and provide a link to the SEC website where the most recent twelve months of publicly available information filed by the Fund may be obtained.

In addition, not later than five business days after the end of each calendar month, each Fund will file a schedule of detailed

20	J.P. MORGAN MONEY MARKET FUNDS

information regarding its portfolio holdings as of the last day of that month with the SEC. These filings will be publicly available on a delayed basis on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and the SEC’s website 60 days after the end of each calendar month.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-766-7722. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of

Additional Information.

In addition, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website at www.jpmorganfunds.com or on the J.P. Morgan external websites.

On each business day, all Funds will post their level of weekly liquid assets as of the prior business day on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

DISCLOSURE OF MARKET-BASED NET ASSET VALUE

On each business day, each of the Funds will post its market-based NAV per share (Market-Based NAV) for the prior business day, as calculated using current market quotations (or an appropriate substitute that reflects current market conditions) to value its NAV per share to four decimal places on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

The Market-Based NAV will be provided for informational purposes only. For purposes of transactions in the shares of each Fund, in accordance with Rule 2a-7, the price for shares will continue to be the NAV per share of the applicable share class, calculated using the amortized cost method to two decimals, as described under “How Your Account Works.”

JULY 1, 2013	21

What the Terms Mean

Demand notes: Debt securities with no set maturity date. The investor can generally demand payment of the principal at any time.

Distribution fee: Covers the cost of the distribution system used to sell shares to the public.

Dollar-weighted average maturity: The average maturity of the Fund is the average amount of time until the organization(s) that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity date.

Dollar-weighted average life: The dollar weighted average portfolio maturity without reference to the exceptions used for variable or floating rate securities regarding the use of the date of interest rate resets in lieu of the security’s actual maturity date.

Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

Liquidity: The ability to easily convert investments into cash without losing a significant amount of money in the process.

Management fee: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund’s investments.

Municipal lease obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of general obligations of the municipality.

Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. Interest on certain municipal obligations, generally issued as general obligation and revenue bonds, is exempt from federal taxation and state and/or local taxes in the state where issued.

Other expenses: Miscellaneous items, including transfer agency, administration, custody and registration fees.

Repurchase agreement: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

Shareholder service fee: A fee to cover the cost of paying Financial Intermediaries to provide certain support services for your account.

Variable rate securities: Securities whose interest rates are periodically adjusted.

22	J.P. MORGAN MONEY MARKET FUNDS

This Page Intentionally Left Blank.

JULY 1, 2013	23

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for each of the past one through five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

To the extent that a Fund invests in other funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

Reserve
		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Michigan Municipal Money Market Fund
Year Ended February 28, 2013	$1.00	$—		$—	(a)	$—	(a)	$—	(a)	$—	(a)	$		(a)
Year Ended February 29, 2012	1.00	—		—	(a)	—	(a)	—		—			—
Year Ended February 28, 2011	1.00	—	(a)	—		—	(a)	—	(a)	—	(a)		—	(a)
Year Ended February 28, 2010	1.00	—	(a)	—	(a)	—	(a)	—	(a)	—			—	(a)
Year Ended February 28, 2009	1.00	0.01		—	(a)	0.01		(0.01)		—			(0.01)

Ohio Municipal Money Market Fund
Year Ended February 28, 2013	1.00	—		—	(a)	—	(a)	—		—			—
Year Ended February 29, 2012	1.00	—		—		—		—	(a)	—			—	(a)
Year Ended February 28, 2011	1.00	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)		—	(a)
Year Ended February 28, 2010	1.00	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)		—	(a)
Year Ended February 28, 2009	1.00	0.01		—	(a)	0.01		(0.01)		—			(0.01)
(a)	Amount rounds to less than $0.01.
(b)	Includes insurance expense of 0.01%.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(d)	Amount rounds to less than 0.01%.
(e)	Includes insurance expense of 0.02%.
(f)	Includes insurance expense of 0.03%.

24	J.P. MORGAN MONEY MARKET FUNDS

	Ratios/Supplemental data
				Ratios to average net assets
Net asset value, end of period	Total return		Net assets end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursement and earnings credits

$1.00	0.00%		$100,448	0.24%		0.00%		0.78%
1.00	0.00		114,758	0.24		0.00		0.77
1.00	0.05		139,538	0.35		0.00	(d)	0.77
1.00	0.02		220,793	0.32	(b)	0.00	(d)	0.76
1.00	1.33		23,050	0.72	(e)	1.26		0.81

1.00	0.00	(d)	17,748	0.24		0.00		0.87
1.00	0.01		20,665	0.22		0.00		0.86
1.00	0.08		30,018	0.36		0.01		0.89
1.00	0.14		23,851	0.61	(f)	0.03		0.87
1.00	1.28		58,532	0.72	(e)	1.27		0.81

JULY 1, 2013	25

Additional Fee and Expense Information

ADDITIONAL FEE AND EXPENSE INFORMATION

FOR JPMT II FUNDS AND FORMER ONE GROUP MUTUAL FUNDS

In connection with the 2004 final settlement between Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA), with the New York Attorney General arising out of market timing of certain mutual funds advised by BOIA, BOIA agreed, among other things, to disclose hypothetical information regarding investment and expense information to Fund shareholders. The hypothetical examples are provided for JPMT II Funds or those Funds that have acquired the assets and liabilities of a JPMT II Fund or a series of One Group Mutual Funds.

The “Gross Expense Ratio” includes the contractual expenses that make up the investment advisory, administration and shareholder servicing fees, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable.

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Michigan Municipal Money Market Fund	Reserve	0.70%	0.78%
JPMorgan Ohio Municipal Money Market Fund	Reserve	0.70	0.87

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On July 1, 2013, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•

The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.

“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each 12-month period (year) ended June 30 would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Net Annual Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.

Your actual costs may be higher or lower than those shown.

26	J.P. MORGAN MONEY MARKET FUNDS

JPMorgan Michigan Municipal Money Market Fund

	Reserve Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2014	$72	5.00%	4.30%	4.30%
June 30, 2015	83	10.25	8.70	4.22
June 30, 2016	87	15.76	13.29	4.22
June 30, 2017	90	21.55	18.07	4.22
June 30, 2018	94	27.63	23.05	4.22
June 30, 2019	98	34.01	28.24	4.22
June 30, 2020	102	40.71	33.66	4.22
June 30, 2021	106	47.75	39.30	4.22
June 30, 2022	111	55.13	45.18	4.22
June 30, 2023	116	62.89	51.30	4.22

JPMorgan Ohio Municipal Money Market Fund

	Reserve Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2014	$72	5.00%	4.30%	4.30%
June 30, 2015	93	10.25	8.61	4.13
June 30, 2016	96	15.76	13.09	4.13
June 30, 2017	100	21.55	17.76	4.13
June 30, 2018	105	27.63	22.63	4.13
June 30, 2019	109	34.01	27.69	4.13
June 30, 2020	113	40.71	32.97	4.13
June 30, 2021	118	47.75	38.46	4.13
June 30, 2022	123	55.13	44.18	4.13
June 30, 2023	128	62.89	50.13	4.13

JULY 1, 2013	27

TO CONTACT

JANNEY MONTGOMERY SCOTT LLC

By Telephone

Call your Janney Financial Advisor or 1-800-JANNEYS.

By Mail

Janney Montgomery Scott LLC

Attn: Cash Management Department

1717 Arch Street, 16th Floor

Philadelphia, PA 19103

On the Internet

http://www.janney.com

How Can I Get More Information?

You can get a free copy of the semiannual/annual reports or the Funds’ Statement of Additional Information (SAI), request other information or discuss your questions about the Funds by contacting your Janney Financial Advisor. The SAI (which is incorporated into this prospectus by reference) and semiannual/ annual reports contain additional information about the Funds.

You can also review and copy the Funds reports and the SAI at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. (For more information about the SEC’s Public Reference Room call 1-202-942-8090.) You can also get reports and other information about the Funds from the EDGAR Database on the SEC’s Website at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, Washington, D.C. 20549-1520.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting http://www.sipc.org or by calling SIPC at 202-371-8300.

Investment Company Act File No. 811-4236

JPMP0713-JMS

Prospectus

J.P. Morgan Money Market Funds

Direct Shares

July 1, 2013

JPMorgan Prime Money Market Fund	Ticker: JMDXX
JPMorgan U.S. Government Money Market Fund	Ticker: JGDXX
JPMorgan U.S. Treasury Plus Money Market Fund	Ticker: JUDXX
JPMorgan Tax Free Money Market Fund	Ticker: JTDXX

This	prospectus is to be used only by clients of SVB Asset Management.

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan Prime Money Market Fund

Class/Ticker: Direct/JMDXX

The Fund’s Objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Direct
Management Fees	0.08%
Other Expenses	0.23
Shareholder Service Fees	0.15
Remainder of Other Expenses	0.08

Total Annual Fund Operating Expenses	0.31
Fee Waivers and Expense Reimbursements[1]	(0.01)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.30

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of the Direct Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.30% of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
DIRECT SHARES ($)	31	99	173	392

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations,

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities,

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities,

•	asset-backed securities,

•	repurchase agreements and reverse repurchase agreements, and

•	taxable municipal obligations.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the banking industry. The Fund may, however, invest less than 25% of its total assets in this industry as a temporary defensive measure.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

JULY 1, 2013	1

JPMorgan Prime Money Market Fund (continued)

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Mortgage-Related and Other Asset-Backed Securities Risk.

Mortgage-related and asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S.

government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Concentration Risk. Because the Fund will invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the banking industry. The profitability of banks depends largely on the availability and cost of funds, which can change depending on economic conditions.

Foreign Securities Risk. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and

2	J.P. MORGAN MONEY MARKET FUNDS

war, greater volatility, expropriation and nationalization risks, and regulatory issues facing issuers in such foreign countries. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Direct Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The performance of Direct Shares shown in the table is based on the performance of Agency Shares prior to the inception of the Direct Shares. The actual returns of Direct Shares would have been lower than the returns shown because Direct Shares have higher expenses than Agency Shares.

To obtain current yield information call 1-800-766-7722. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	3Q 2007	1.30%
Worst Quarter	1Q and 2Q 2010	0.00%
	1Q, 2Q, 3Q and 4Q 2011
	4Q 2012

The Fund’s year-to-date total return as of 3/31/13 was 0.00%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
DIRECT SHARES	0.05%	0.67%	1.85%

JULY 1, 2013	3

JPMorgan Prime Money Market Fund (continued)

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

Direct Shares are only available to clients of SVB Asset Management.

Purchase minimums

For Direct Shares
To establish an account	No minimum levels
To add to an account	No minimum levels

You may purchase or redeem shares on any business day that the Fund is open

•	Through SVB Asset Management by calling 1-866-719-9117

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4	J.P. MORGAN MONEY MARKET FUNDS

JPMorgan U.S. Government Money Market Fund

Class/Ticker: Direct/JGDXX

The Fund’s Objective

The Fund seeks high current income with liquidity and stability of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Direct
Management Fees	0.08%
Other Expenses	0.23
Shareholder Service Fees	0.15
Remainder of Other Expenses	0.08

Total Annual Fund Operating Expenses	0.31
Fee Waivers and Expense Reimbursements[1]	(0.01)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.30

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of the Direct Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.30% of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
DIRECT SHARES ($)	31	99	173	392

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities, and

•	repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

JULY 1, 2013	5

JPMorgan U.S. Government Money Market Fund (continued)

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Mortgage-Related Securities Risk. Mortgage-related securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S.

government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counter-party to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

6	J.P. MORGAN MONEY MARKET FUNDS

State and Local Taxation Risk. The Fund may invest in securities whose interest is subject to state and local income taxes. Consult your tax professional for more information.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Direct Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The performance data of Direct Shares shown is based on the performance of Capital Shares prior to the inception of the Direct Shares.

To obtain current yield information call 1-800-766-7722. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	4Q 2006	1.31%
Worst Quarter	1Q and 2Q 2010	0.00%
	1Q, 2Q, 3Q and 4Q 2011
	1Q, 2Q, 3Q and 4Q 2012

The Fund’s year-to-date total return as of 3/31/13 was 0.00%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
DIRECT SHARES	0.00%	0.50%	1.70%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

Direct Shares are only available to clients of SVB Asset Management.

Purchase minimums

For Direct Shares
To establish an account	No minimum levels
To add to an account	No minimum levels

You may purchase or redeem shares on any business day that the Fund is open

•	Through SVB Asset Management by calling 1-866-719-9117

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

JULY 1, 2013	7

JPMorgan U.S. Treasury Plus Money Market Fund

Class/Ticker: Direct/JUDXX

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Direct
Management Fees	0.08%
Other Expenses	0.23
Shareholder Service Fees	0.15
Remainder of Other Expenses	0.08

Total Annual Fund Operating Expenses	0.31
Fee Waivers and Expense Reimbursements[1]	(0.01)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.30

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of the Direct Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.30% of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
DIRECT SHARES ($)	31	99	173	392

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and

•	repurchase agreements fully collateralized by U.S. Treasury securities.

The debt securities described above carry different interest rates, maturities and issue dates.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

8	J.P. MORGAN MONEY MARKET FUNDS

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counter-party to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Direct Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The performance of Direct Shares shown is based on the performance of Investor Shares prior to the inception of the Direct Shares. The actual returns of Direct Shares would have been different than those shown because the Direct Shares have different expenses than Investor Shares.

To obtain current yield information call 1-800-766-7722. Past performance is not necessarily an indication of how the Fund will perform in the future.

JULY 1, 2013	9

JPMorgan U.S. Treasury Plus Money Market Fund (continued)

Best Quarter	4Q 2006	1.21%
Worst Quarter	1Q, 2Q, 3Q and 4Q 2009	0.00%
	1Q, 2Q, 3Q and 4Q 2010
	1Q, 2Q, 3Q and 4Q 2011
	1Q, 2Q, 3Q and 4Q 2012

The Fund’s year-to-date total return as of 3/31/13 was 0.00%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
DIRECT SHARES	0.00%	0.25%	1.43%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

Direct Shares are only available to clients of SVB Asset Management.

Purchase minimums

For Direct Shares
To establish an account	No minimum levels
To add to an account	No minimum levels

You may purchase or redeem shares on any business day that the Fund is open

•	Through SVB Asset Management by calling 1-866-719-9117

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10	J.P. MORGAN MONEY MARKET FUNDS

JPMorgan Tax Free Money Market Fund

Class/Ticker: Direct/JTDXX

The Fund’s Objective

The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Direct
Management Fees	0.08%
Other Expenses	0.23
Shareholder Service Fees	0.15
Remainder of Other Expenses	0.08

Total Annual Fund Operating Expenses	0.31
Fee Waivers and Expense Reimbursements[1]	(0.01)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.30

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of the Direct Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.30% of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
DIRECT SHARES ($)	31	99	173	392

The Fund’s Main Investment Strategy

Under normal conditions, the Fund will try to invest its assets exclusively in municipal obligations, the interest on which is excluded from federal income taxes. As a fundamental policy, the Fund will invest at least 80% of the value of its Assets in municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.

Municipal obligations are securities that are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities.

The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The remaining 20% of the Fund’s total assets may be invested in securities subject to federal income tax or the federal alternative minimum tax.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

JULY 1, 2013	11

JPMorgan Tax Free Money Market Fund (continued)

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of the Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of the Fund’s investments.

There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for the Fund to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the adviser may invest any portion of the Fund’s assets in obligations subject to federal income tax, or may hold any portion of the Fund’s assets in cash.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Tax Risk. The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.

12	J.P. MORGAN MONEY MARKET FUNDS

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Structured Product Risk. Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Direct Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The performance of Direct Shares shown is based on the performance of Agency Shares prior to the inception of the Direct Shares. The actual returns of Direct Shares would have been lower than the returns shown because Direct Shares have higher expenses than Agency Shares.

To obtain current yield information call 1-800-766-7722. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	2Q and 3Q 2007	0.88%
Worst Quarter	1Q 2010	0.00%
	1Q, 2Q, 3Q and 4Q 2011
	1Q, 2Q, 3Q and 4Q 2012

The Fund’s year-to-date total return as of 3/31/13 was 0.00%.

JULY 1, 2013	13

JPMorgan Tax Free Money Market Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
DIRECT SHARES	0.01%	0.45%	1.29%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

Direct Shares are only available to clients of SVB Asset Management.

Purchase minimums

For Direct Shares
To establish an account	No minimum levels
To add to an account	No minimum levels

You may purchase or redeem shares on any business day that the Fund is open

•	Through SVB Asset Management by calling 1-866-719-9117

Tax Information

The Fund’s distributions of interest on municipal obligations generally are not subject to federal income tax; however the Fund may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain obligations may be subject to the federal alternative minimum tax. To the extent that the Fund’s distributions are derived from interest on obligations that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes. When your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, you may be subject to federal income tax on ordinary income or capital gains upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

14	J.P. MORGAN MONEY MARKET FUNDS

More About the Funds

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES

The main investment strategies for a particular Fund are summarized in the Fund’s Risk/Return Summary.

Each Fund may utilize these investment strategies to a greater or lesser degree.

Each Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, each Fund is managed in the following manner:

•	Each Fund seeks to maintain a net asset value of $1.00 per share.

•

The dollar-weighted average maturity of each Fund will be 60 days or less, and the dollar-weighted average life to maturity will be 120 days or less. For a discussion of dollar weighted average maturity and dollar-weighted average life to maturity, please see page 27.

•	Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	Each Fund invests only in U.S. dollar-denominated securities.

•

Each taxable Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets and each Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. “Daily liquid assets” include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day. “Weekly liquid assets” include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

•	Each Fund will only buy securities that present minimal credit risk. With regard to Prime Money Market Fund and Tax Free Money Market Fund, these securities will:

•

have the highest possible short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one nationally recognized statistical rating organization rates that security; or

•	have an additional third party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by J.P. Morgan Investment Management Inc. (JPMIM), the Funds’ adviser, if the security is not rated.

All of the Funds that are permitted to invest in repurchase agreements may engage in repurchase agreement transactions that are collateralized by cash or government securities. The Prime Money Market Fund may, in addition, engage in repurchase agreement transactions that are collateralized by money market instruments, debt securities, loan participations or other securities, including equity securities and securities that are rated below investment grade by the requisite nationally recognized statistical rating organizations or unrated securities of comparable quality. High yield securities (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.

FUNDAMENTAL INVESTMENT OBJECTIVES
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objective for each of the U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund is fundamental. The investment objective for each of the Prime Money Market Fund and Tax Free Money Market Fund is non-fundamental and may be changed without the consent of a majority of the outstanding shares of that Fund.

INVESTMENT RISKS

There can be no assurance that a Fund will achieve its investment objectives.

The main risks associated with investing in the Funds are summarized in “Risk/Return Summaries” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Funds are described below.

Please note that the Funds also may use strategies that are not described in this section, but which are described in the Statement of Additional Information.

Interest Rate Risk. Although each Fund is generally less sensitive to interest rate changes than are funds that invest in longer-term securities, changes in short-term interest rates will cause changes to that Fund’s yield. In addition, a low-interest rate environment may prevent a Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. There is a risk that the issuer of a security, or the counterparty to a contract, repurchase agreement or other investment, will default or otherwise become unable to honor a

JULY 1, 2013	15

More About the Funds (continued)

financial obligation. The price and liquidity of a security can also be adversely affected if either its credit status or the market environment generally deteriorates and the probability of default rises. The value of your investment could decline as a result of these events.

Mortgage-Related and Other Asset-Backed Securities Risk. (applicable to Prime Money Market Fund and U.S. Government Money Market Fund) Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase/decrease the income available for distributions by a Fund and the Fund’s yield. When mortgages and other obligations are prepaid and when securities are called, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, a Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, a Fund may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”.

Government Securities Risk. The Funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to a Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. There-

fore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Redemption Risk. A Fund could experience a loss and the Fund’s net asset value may be affected when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. A Fund may be forced to sell its holdings when shareholders of the Fund make relatively large redemption requests. Furthermore, when markets are illiquid, a Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Repurchase Agreement Risk. There is a risk that the counter-party to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by a Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. For example, certain repurchase agreements a Fund may enter into may or may not be subject to an automatic stay in bankruptcy proceedings. As a result of the automatic stay, to the extent applicable, a Fund could be prohibited from selling the collateral in the event of a counterparty’s bankruptcy unless the Fund is able to obtain the approval of the bankruptcy court. In addition, to the extent that a repurchase agreement is secured by collateral other than cash and government securities (“Non-Traditional Collateral”), these risks may be magnified and the value of Non-Traditional Collateral may be more volatile or less liquid thereby increasing the risk that a Fund will be unable to recover fully in the event of a counterparty’s default. High yield securities (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.

Foreign Securities Risk. (applicable to Prime Money Market Fund) To the extent that the Fund invests in foreign securities, these investments are subject to special risks in addition to

16	J.P. MORGAN MONEY MARKET FUNDS

those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of some foreign markets, all of which could adversely affect the Fund’s investments in a foreign country. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Structured Product Risk. (applicable to Tax Free Money Market Fund) Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on a Fund’s ability to sell the securities at any given time. Such securities also may lose value.

When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. (applicable to Prime Money Market Fund, and U.S. Government Money Market Fund) A Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Municipal Obligations Risk. (applicable to Prime Money Market Fund and Tax Free Money Market Fund) The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease a Fund’s income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Factors contributing to the economic stress on municipalities may include lower property tax collections as a result of lower home values, lower sales tax revenue as a result of consumers cutting back spending, and lower income tax revenue as a result of a higher unemployment rate. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for a Fund to sell the security at the time and the price that normally prevails in the market. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of a Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these obligations could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.

JULY 1, 2013	17

More About the Funds (continued)

In addition to being downgraded, an insolvent municipality may file for bankruptcy. For example, Chapter 9 of the Bankruptcy Code provides a financially distressed municipality protection from its creditors while it develops and negotiates a plan for reorganizing its debts. “Municipality” is defined broadly by the Bankruptcy Code as a “political subdivision or public agency or instrumentality of a state” and may include various issuers of obligations in which a Fund invests. The reorganization of a municipality’s debts may include extending debt maturities, reducing the amount of principal or interest, refinancing the debt or taking other measures, which may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of a Fund’s investments.

There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for a Fund to be able to invest in accordance with its normal investment policies.

Interest on municipal obligations, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.

For more information about risks associated with the types of investments that the Funds purchase, please read the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Funds may hold all or most of their total assets in cash for temporary defensive purposes. This may result in a lower yield and prevent the Funds from meeting their investment objectives.

U.S. Treasury Plus Money Market Fund

As a temporary defensive measure, the Fund may invest up to 20% of its total assets in (1) debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and (2) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Tax Free Money Market Fund

Up to 20% of the Fund’s total assets may be invested in securities subject to federal income tax or the federal alternative minimum tax, such as taxable money market instruments or repurchase agreements. The Fund may exceed this 20% limit for temporary defensive purposes.

Temporary Defensive Position Risk

Prime Money Market Fund and U.S. Government Money Market Fund

If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

U.S. Treasury Plus Money Market Fund

If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

Investments in the securities enumerated as investments permissible as a temporary defensive measure above pose additional risks. Investments in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities may include Ginnie Mae, Fannie Mae, or Freddie Mac securities. Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Investments in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities may also be subject to prepayment and call risk. The issuers of mortgage-backed and asset-backed securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. Additionally, for securities issued by agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, the Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default.

The addition of repurchase agreements will cause additional state tax consequences to shareholders of the Fund. Consult your tax professional for more information.

Tax-Free Money Market Fund

If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

18	J.P. MORGAN MONEY MARKET FUNDS

ADDITIONAL HISTORICAL PERFORMANCE INFORMATION

Some of the companies that provide services to the Funds have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

Each Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality, and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on SEC rules then in-effect and is not an indication of future returns.

Prime Money Market Fund

Historical performance for the Direct Shares prior to 1/1/10 in the bar chart and 7/17/09 in the table is based on the performance of the Fund’s Agency Shares, which invest in the same portfolio of securities. Agency Shares are not offered in this prospectus. The actual returns of Direct Shares would have been lower than the returns shown because Direct Shares have higher expenses than Agency Shares.

U.S. Government Money Market Fund

Historical performance for the Direct Shares prior to 1/1/10 in the bar chart and 7/17/09 in the table is based on the performance of the Fund’s Capital Shares, which invest in the same portfolio of securities. Capital Shares are not offered in this prospectus. Prior class performance for the Capital Shares has been adjusted to reflect differences in expenses between Direct Shares and Capital Shares.

U.S. Treasury Plus Money Market Fund

Historical performance for the Direct Shares prior to 1/1/10 in the bar chart and 7/17/09 in the table is based on the performance of the Fund’s Investor Shares, which invest in the same portfolio of securities. Investor Shares are not offered in this prospectus. The actual returns of Direct Shares would have been different than those shown because the Direct Shares have different expenses than Investor Shares.

Tax Free Money Market Fund

Historical performance for the Direct Shares prior to 1/1/10 in the bar chart and 7/17/09 in the table is based on the performance of the Fund’s Agency Shares, which invest in the same portfolio of securities. Agency Shares are not offered in this prospectus. The actual returns of Direct Shares would have been lower than the returns shown because Direct Shares have higher expenses than Agency Shares.

JULY 1, 2013	19

The Funds’ Management and Administration

The following Funds are series of JPMorgan Trust I (JPMT I), a Delaware statutory trust:

Prime Money Market Fund

Tax Free Money Market Fund

The following Funds are series of JPMorgan Trust II (JPMT II), a Delaware statutory trust:

U.S. Government Money Market Fund

U.S. Treasury Plus Money Market Fund

Each Trust is governed by Trustees who are responsible for overseeing all business activities of the Funds. In addition to the Funds, each Trust consists of other series representing separate investment funds (each, a “J.P. Morgan Fund”).

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-766-7722 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary (as described below) who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Funds and makes the day-to-day investment decisions for the Funds.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.

During the most recent fiscal period ended 2/28/13, JPMIM was paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:

Prime Money Market Fund	0.08%
U.S. Government Money Market Fund	0.07
U.S. Treasury Plus Money Market Fund	0.06
Tax Free Money Market Fund	0.08

A discussion of the basis the Trustees of each Trust used in reapproving the investment advisory agreements for the Funds is available in the semi-annual report for the most recent fiscal period ended August 31.

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the other service providers of the Funds. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.10% of the first $100 billion of average daily net assets of all money market funds in the J.P. Morgan Funds Complex plus 0.05% of average daily net assets of such Funds over $100 billion.

The Funds’ Shareholder Servicing Agent

JPMT I and JPMT II, on behalf of the Funds, have entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.15% of the average daily net assets of Direct Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.15% annual fees to such entities for performing shareholder and administrative services.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries, including SVB Asset Management, whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management

20	J.P. MORGAN MONEY MARKET FUNDS

representatives, inclusion of the J.P. Morgan Funds on a sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information (SAI) for more information.

JULY 1, 2013	21

How Your Account Works

BUYING FUND SHARES

Direct Shares are only available to clients of SVB Asset Management. To purchase shares, contact SVB Asset Management at 1-866-719-9117.

You do not pay any sales charge (sometimes called a load) when you buy Direct Shares of these Funds.

The price you pay for your shares is the net asset value (NAV) per share of the class. NAV is the value of everything a class of a Fund owns, minus everything the class owes, divided by the number of shares of that class held by investors. The Funds seek to maintain a stable NAV per share of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities provided that certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation fairly reflects the market-based net asset value per share of the Fund. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of each cut-off time each day the Funds are accepting orders. You will pay the next NAV per share calculated after the J.P. Morgan Institutional Funds Service Center accepts your order.

You may purchase Fund shares through your Financial Intermediary. Shares purchased this way will be held for you by your Financial Intermediary. Your Financial Intermediary may impose eligibility requirements for each of their clients or customers investing in the Funds, including investment minimum requirements, which may be the same as or different from the requirements for investors purchasing directly from the Funds.

Shares are available on any business day that the Federal Reserve Bank of New York (Federal Reserve) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. A Fund may also close on days when the Federal Reserve is open and the New York Stock Exchange (NYSE) is closed, such as Good Friday. On any business day when the Securities Industry and Financial Markets Association (SIFMA) recommends that the securities markets close trading early, a Fund may close early.

On occasion, the NYSE closes before 4:00 p.m. Eastern Time (ET). When the NYSE closes early, a Fund may also elect to close early and purchase orders accepted by the Fund after the early closing will be effective the following business day. Each Fund, however, may elect to remain open following an early close of the NYSE. If your purchase order is accepted by the Fund before the Fund’s close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will become effective following the Fund’s next calculation of its NAV. Purchase orders accepted after a Fund’s final calculation of NAV for the day will be effective the following business day.

The NAV of each class of shares is generally calculated as of the following times each day the Funds are accepting purchase orders and redemption requests (each such time, including the final of such times each day, a cut-off time): for each of Prime Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund, 8:00 A.M., 9:00 A.M, 10:00 A.M., 11:00 A.M., 12:00 P.M., 1:00 P.M., 2:00 P.M., 3:00 P.M, 4:00 P.M. and 5:00 P.M. ET; and for Tax Free Money Market Fund, 8:00 A.M., 9:00 A.M, 10:00 A.M., 11:00 A.M. and 12:00 P.M. ET.

If a Fund accepts your purchase order and receives payment the same day, as described below, your order will be processed at the price calculated at the next cut-off time and you will be entitled to all dividends declared on that day. If the Fund accepts your purchase order after the final cut-off time for a day, it will be processed at the next day’s first calculated price. If the Fund does not receive payment on the same day that your order is placed, as described below, you will not be entitled to any dividends declared on that day.

The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time. In addition, in its discretion, the Board of Trustees of the Funds may elect to calculate the price of a Fund’s shares once per day. Under certain circumstances, the Board of Trustees has delegated to management the ability to temporarily suspend one or more cut-off times for a Fund, other than the last cut-off time of the day.

Share ownership is electronically recorded; therefore, no certificate will be issued.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order and payment to a Fund by the applicable deadlines. Your Financial Intermediary may have earlier cut-off times for purchase orders. In addition, your Financial Intermediary may be closed at times when the Fund is open.

In order to receive a dividend on the day that you submit your order, a Fund must receive “federal funds” or other immediately available funds by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. ET) on the same business day the purchase order is placed. In the event that an order is placed by a cut-off time specified above and payment through federal funds or other immediately available funds is not received by the Fund by the close of the Federal Reserve wire transfer system or other immediately available funds that same day, you will not accrue a dividend on that day and the Fund reserves the right to cancel your purchase order and you will

22	J.P. MORGAN MONEY MARKET FUNDS

be liable for any resulting losses or fees incurred by the Fund or the Fund’s transfer agent. If you pay by other acceptable methods, before the final cut-off time on a day, we will process your order that day, but you will not receive any dividends declared on that day. Payments received electronically from Financial Intermediaries on your behalf for trades accepted by the Fund will begin to receive dividends the day payment is received by the Fund.

To get fund information, call 1-866-719-9117 or visit www.svb.com/assetmanagement.

General

The J.P. Morgan money market funds (including the Funds in this prospectus) are intended for short-term investment horizons, and do not monitor for market timers or prohibit short-term trading activity. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

Federal law requires all financial institutions, including SVB Asset Management, to obtain, verify and record information that identifies each person who opens an account. When you open an account, you will be asked for certain information. Your Account Application is required by law to be rejected if the required identifying information is not provided. Once all required information is received, federal law requires that your identity be verified. After an account is opened, your ability to purchase additional shares may be restricted until your identity is verified. If your identity cannot be verified within a reasonable time, your account may be closed and redeemed at the NAV per share next calculated after the account is closed.

You can buy shares:

Through Your Financial Intermediary

Tell your Financial Intermediary which Funds you want to buy and they will contact us. Your Financial Intermediary may charge you a fee and may offer additional services, such as special purchase and redemption programs, “sweep” programs, cash advances and redemption checks. Some Financial Intermediaries charge a single fee that covers all services.

Your purchase through a Financial Intermediary will be processed at the NAV next calculated following receipt of the order from the Financial Intermediary and acceptance by a Fund, which may not occur on the day submitted to the Financial Intermediary. In addition, orders placed through a Financial Intermediary are subject to the timing requirements relating to payment for shares described above. Your Financial Intermediary may impose different minimum investments and earlier cut-off times for the submission of orders.

Your Financial Intermediary may be paid by JPMDS to assist you in establishing your account, executing transactions and monitoring your investment. Financial Intermediaries may provide the following services in connection with their customers’ investments in the Funds:

•	Acting directly or through an agent, as the sole shareholder of record.

•	Maintaining account records for customers.

•	Processing orders to purchase, redeem or exchange shares for customers.

•	Responding to inquiries from shareholders.

•	Assisting customers with investment procedures.

SELLING FUND SHARES

To sell shares, contact SVB Asset Management at 1-866-719-9117.

You can sell or redeem your shares on any day that the Funds are open for business. You will receive the NAV per share calculated at the Fund’s next cut-off time after the Fund receives your order.

A redemption order must be in good order and supported by all appropriate documentation and information in proper form, including the name of the registered shareholder and your account number. The Funds may refuse to honor incomplete orders.

Under normal circumstances, if a Fund receives your order before the Fund’s final daily cut-off time, the Fund will make available to you the proceeds that same business day by wire. Proceeds may be made available throughout the day following the calculation of NAVs. For trades submitted through a Financial Intermediary, it is the responsibility of each Financial Intermediary to submit orders to the Fund by the final daily cut-off time in order to receive proceeds that same business day by wire. Otherwise, except as set forth in the section “Suspension of Redemptions” below, your redemption proceeds will be paid within seven days (one day for the JPMorgan Prime Money Market Fund) after the Fund receives the redemption order. Shareholders that redeem shares and purchase additional shares on the same day will receive dividends as set forth above under ‘‘Buying Fund Shares’’. Dividends will not accrue on shares that are redeemed and paid on a same day basis. Other redeeming shareholders will accrue dividends on the redemption date.

You can sell your shares:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to sell. Once the Fund accepts your order from your Financial

JULY 1, 2013	23

How Your Account Works (continued)

Intermediary by the Fund’s will process it at the NAV calculated at the next cut-off time. Your Financial Intermediary will be responsible for sending the necessary documents to the J.P. Morgan Institutional Funds Service Center. This may not occur on the day that an order is submitted to a Financial Intermediary. Your Financial Intermediary may charge you for this service.

Your Financial Intermediary may have earlier cut-off times for redemption orders.

Redemptions-In-Kind

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, a Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, a Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

EXCHANGING FUND SHARES

In general, the same rules and procedures that apply to sales and purchases apply to exchanges. All exchanges are based upon the net asset value that is next calculated after the Fund receives your order, provided the exchange out of one Fund must occur before the exchange into the other Fund. Therefore, in order for an exchange to take place on the date that the order is submitted, the order must be received prior to the close of both the Fund that you wish to exchange into and the Fund that you wish to exchange out of, otherwise, the exchange will occur on the following business day on which both Funds are open. A shareholder that exchanges into shares of a Fund that accrues dividends daily, including a money market fund, will not accrue a dividend on the day of the exchange. A shareholder that exchanges out of shares of a Fund that accrues a daily dividend will accrue a dividend on the day of the exchange.

Direct Shares may be exchanged for Direct Shares of other J.P. Morgan Funds, subject to any eligibility requirements. To exchange shares, contact SVB Asset Management at 1-866-719-9117.

The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Generally, an exchange between J.P. Morgan Funds is considered a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange. You should consult your tax advisor before making an exchange.

We reserve the right to limit the number of exchanges or to refuse an exchange. Your exchange privilege will be revoked if the exchange activity is considered excessive.

You can exchange your shares:

Through Your Financial Intermediary

Tell your Financial Intermediary which Fund’s shares you want to exchange. They will send the necessary documents to the J.P. Morgan Institutional Funds Service Center. Your Financial Intermediary may charge you for this service.

OTHER INFORMATION CONCERNING THE FUNDS

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

Shares of the JPMorgan U.S. Government Money Market Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155. This Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of this Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

Suspension of Redemptions

The Funds may suspend your ability to redeem or may postpone payment for more than seven days (more than one day for the JPMorgan Prime Money Market Fund) when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit (with regard to JPMorgan Prime Money Market Fund, upon the occurrence of any of the conditions set forth under Section 22(e) of the Investment Company Act of 1940);

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

If the Board of Trustees, including a majority of the Independent Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based

24	J.P. MORGAN MONEY MARKET FUNDS

NAV per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may suspend redemptions and payments in order to facilitate the permanent termination of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

See “Purchases, Redemptions and Exchanges” in the SAI for more details about this process.

JULY 1, 2013	25

Shareholder Information

DISTRIBUTIONS AND TAXES

Each Fund has elected to be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Each Fund can earn income and realize capital gain. Each Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

Each Fund declares dividends of net investment income, if any, daily, so your shares can start earning dividends on the day you buy them. Each Fund distributes such dividends monthly in the form of additional Fund shares of the same class, unless you tell us that you want distributions in cash or as a deposit in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. For each taxable year, each Fund will distribute substantially all of its net investment income and short-term capital gain.

For federal income tax purposes, dividends of net investment income (other than “exempt-interest dividends” as described below) and any net short-term capital gain, generally are taxable as ordinary income. If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund’s total assets consists of tax-exempt interest obligations, the Fund will be eligible to designate distributions of interest derived from tax-exempt-interest obligations as “exempt-interest dividends.” Properly reported exempt-interest dividends paid by the Tax Free Money Market Fund generally are not subject to federal income taxes, but may be subject to state and local taxes and may be subject to federal alternative minimum tax, both for individuals and corporate shareholders. It is unlikely that dividends from any of the Funds will qualify to any significant extent for the reduced tax rate applicable to qualified dividend income. The state or municipality where you live might not charge you state and local taxes on properly reported exempt-interest dividends earned on certain bonds. You should consult your tax advisor concerning your own tax situation and the state and local tax consequences of investing in a Fund. Shareholders that receive social security or railroad retirement benefits should also consult their tax advisers to determine what effect, if any, an investment in any of the Funds may have on the federal taxation of their benefits. Exempt-interest dividends are generally included in income for purposes of determining the amount of benefits that are taxable.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares, but excluding any exempt interest dividends from a Fund) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.

A Fund’s investments in certain debt obligations and asset backed securities may require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so.

If you receive distributions that are properly reported as capital gain dividends, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. Each Fund expects substantially all of its distributions of capital gain to be attributable to short-term capital gain which is taxed as ordinary income.

Regarding the Prime Money Market Fund, the Fund’s investment in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield would be decreased.

Please see the Statement of Additional Information for additional discussion of the tax consequences of these above-described and other investments to each Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Gain, if any, resulting from the sale or exchange of your shares generally will be subject to tax.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax withholding on distributions by the Funds, as discussed in the Statement of Additional Information.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of the tax implications of investing in the Funds. Because each investor’s tax consequences

26	J.P. MORGAN MONEY MARKET FUNDS

Shareholder Information (continued)

are unique, please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

IMPORTANT TAX REPORTING CONSIDERATIONS
Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is required to report gains and losses to the IRS in connection with redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and monthly account statements. Please review these statements carefully. The Funds will correct errors if notified within 10 days of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the J.P. Morgan Institutional Funds Service Center at 500 Stanton Christiana Road, 3-OPS3, Newark, DE 19713 or call 1-800-766-7722.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by each Fund to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

Each business day, each Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the prior business day.

Not later than 60 days after the end of each fiscal quarter, each Fund will make available, upon request, a complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com/Direct and on the SEC’s website at www.sec.gov.

Not later than five business days after the end of each calendar month, each Fund will post detailed information regarding its portfolio holdings, as well as its dollar-weighted average maturity and dollar-weighted average life, as of the last day of that month on the J.P. Morgan Funds’ website at www.jpmorganfunds.com/Direct and provide a link to the SEC website where the most recent twelve months of publicly available information filed by the Fund may be obtained.

In addition, not later than five business days after the end of each calendar month, each Fund will file a schedule of detailed information regarding its portfolio holdings as of the last day of that month with the SEC. These filings will be publicly available on a delayed basis on the J.P. Morgan Funds’ website at www.jpmorganfunds.com/Direct and the SEC’s website 60 days after the end of each calendar month.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-766-7722 or calling SVB Asset Management at 1-866-719-9117. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

In addition, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website at www.jpmorganfunds.com or on the J.P. Morgan external websites.

On each business day, all Funds will post their level of weekly liquid assets as of the prior business day and the Funds (other than tax free and municipal money market funds) will post their level of daily liquid assets as of the prior business day on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

DISCLOSURE OF MARKET-BASED NET ASSET VALUE

On each business day, each of the Funds will post its market-based NAV per share (Market-Based NAV) for the prior business day, as calculated using current market quotations (or an appropriate substitute that reflects current market conditions) to value its NAV per share to four decimal places on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

The Market-Based NAV will be provided for informational purposes only. For purposes of transactions in the shares of each Fund, in accordance with Rule 2a-7, the price for shares will continue to be the NAV per share of the applicable share class, calculated using the amortized cost method to two decimals, as described under “How Your Account Works.”

JULY 1, 2013	27

What the Terms Mean

Asset-backed securities: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

Commercial paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

Demand notes: Debt securities with no set maturity date. The investor can generally demand payment of the principal at any time.

Dollar-weighted average maturity: The average maturity of the Fund is the average amount of time until the organization(s) that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity date.

Dollar-weighted average life: The dollar weighted average portfolio maturity without reference to the exceptions used for variable or floating rate securities regarding the use of the date of interest rate resets in lieu of the security’s actual maturity date.

Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

Liquidity: The ability to easily convert investments into cash without losing a significant amount of money in the process.

Management fee: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund’s investments.

Municipal lease obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of general obligations of the municipality.

Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. Interest on certain municipal obligations, generally issued as general obligation and revenue bonds, is exempt from federal taxation and state and/or local taxes in the state where issued.

Other expenses: Miscellaneous items, including transfer agency, administration, custody and registration fees.

Qualified banks: (i) U.S. banks with more than $1 billion in total assets, and foreign branches of these banks; or (ii) foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S. or (iii) other U.S. or foreign commercial banks which the Fund’s adviser judges to have comparable credit standing.

Repurchase agreement: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

Reverse repurchase agreement: Contract whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

Shareholder service fee: A fee to cover the cost of paying Financial Intermediaries to provide certain support services for your account.

U.S. government securities: Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government or its agencies or instrumentalities for the timely payment of principal and interest.

Variable rate securities: Securities whose interest rates are periodically adjusted.

28	J.P. MORGAN MONEY MARKET FUNDS

This Page Intentionally Left Blank.

JULY 1, 2013	29

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance for each of the past four fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in each Fund’s annual report, which is available upon request.

To the extent that a Fund invests in other funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

Direct
				Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Prime Money Market Fund
Year Ended February 28, 2013	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2011	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
July 17, 2009 (d) through February 28, 2010	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

U.S. Government Money Market Fund
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2011	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
July 17, 2009 (d) through February 28, 2010	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

U.S. Treasury Plus Money Market Fund
Year Ended February 28, 2013	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2011	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
July 17, 2009 (d) through February 28, 2010	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Tax Free Money Market Fund
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2011	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
July 17, 2009 (d) through February 28, 2010	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(d)	Commencement of offering of class of shares.
(e)	Amount rounds to less than $0.01.
(f)	Amount rounds to less than 0.01%.
(g)	Includes insurance expense of 0.02%.

30	J.P. MORGAN MONEY MARKET FUNDS

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.04%		$754,195	0.30%		0.04%		0.31%
1.00	0.02		1,558,831	0.28		0.02		0.31
1.00	0.03		1,183,658	0.29		0.03		0.31
1.00	0.04		1,009,356	0.30		0.04		0.30

1.00	0.00	(f)	392,336	0.17		0.00	(f)	0.31
1.00	0.01		645,927	0.12		0.01		0.31
1.00	0.02		377,821	0.24		0.00	(f)	0.31
1.00	0.01		88,599	0.27		0.01		0.30

1.00	0.00	(f)	1,634,584	0.15		0.00		0.31
1.00	0.00	(f)	2,070,205	0.08		0.00	(f)	0.31
1.00	0.01		1,197,068	0.21		0.00	(f)	0.31
1.00	0.00	(f)	916,720	0.18		0.00	(f)	0.30

1.00	0.01		100	0.21		0.00	(f)	0.31
1.00	0.01		100	0.22		0.00	(f)	0.31
1.00	0.05		100	0.29		0.01		0.31
1.00	0.02		100	0.30	(g)	0.04		0.31

JULY 1, 2013	31

Additional Fee and Expense Information

ADDITIONAL FEE AND EXPENSE INFORMATION

FOR JPMT II FUNDS AND FORMER ONE GROUP MUTUAL FUNDS

In connection with the 2004 final settlement between Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA), with the New York Attorney General arising out of market timing of certain mutual funds advised by BOIA, BOIA agreed, among other things, to disclose hypothetical information regarding investment and expense information to Fund shareholders. The hypothetical examples are provided for JPMT II Funds or those Funds that have acquired the assets and liabilities of a JPMT II Fund or a series of One Group Mutual Funds.

The “Gross Expense Ratio” includes the contractual expenses that make up the investment advisory, administration and shareholder servicing fees, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable.

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Prime Money Market Fund	Direct	0.30%	0.31%
JPMorgan U.S. Government Money Market Fund	Direct	0.30	0.31
JPMorgan U.S. Treasury Plus Money Market Fund	Direct	0.30	0.31

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On July 1, 2013, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•

The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.

“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each 12-month period (year) ended June 30 would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Net Annual Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.

Your actual costs may be higher or lower than those shown.

32	J.P. MORGAN MONEY MARKET FUNDS

JPMorgan Prime Money Market Fund

	Direct Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2014	$31	5.00%	4.70%	4.70%
June 30, 2015	33	10.25	9.61	4.69
June 30, 2016	35	15.76	14.75	4.69
June 30, 2017	36	21.55	20.13	4.69
June 30, 2018	38	27.63	25.77	4.69
June 30, 2019	40	34.01	31.67	4.69
June 30, 2020	42	40.71	37.84	4.69
June 30, 2021	44	47.75	44.31	4.69
June 30, 2022	46	55.13	51.07	4.69
June 30, 2023	48	62.89	58.16	4.69

JPMorgan U.S. Government Money Market Fund

	Direct Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2014	$31	5.00%	4.70%	4.70%
June 30, 2015	33	10.25	9.61	4.69
June 30, 2016	35	15.76	14.75	4.69
June 30, 2017	36	21.55	20.13	4.69
June 30, 2018	38	27.63	25.77	4.69
June 30, 2019	40	34.01	31.67	4.69
June 30, 2020	42	40.71	37.84	4.69
June 30, 2021	44	47.75	44.31	4.69
June 30, 2022	46	55.13	51.07	4.69
June 30, 2023	48	62.89	58.16	4.69

JPMorgan U.S. Treasury Plus Money Market Fund

	Direct Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2014	$31	5.00%	4.70%	4.70%
June 30, 2015	33	10.25	9.61	4.69
June 30, 2016	35	15.76	14.75	4.69
June 30, 2017	36	21.55	20.13	4.69
June 30, 2018	38	27.63	25.77	4.69
June 30, 2019	40	34.01	31.67	4.69
June 30, 2020	42	40.71	37.84	4.69
June 30, 2021	44	47.75	44.31	4.69
June 30, 2022	46	55.13	51.07	4.69
June 30, 2023	48	62.89	58.16	4.69

JULY 1, 2013	33

HOW TO REACH US

FOR SHAREHOLDER INQUIRIES:

By telephone

Call SVB Asset Management

at 1-866-719-9117

By mail

SVB Asset Management

555 Mission Street, Suite 900

San Francisco, CA 94103

Online

www.svb.com/assetmanagement

Via e-mail

service@svbassetmanagement.com

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

J.P. Morgan Institutional Funds Service Center

500 Stanton Christiana Road, 3-OPS3

Newark, DE 19713

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC

Washington, DC 20549-1520

1-202-551-8090

E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File Nos.

JPMorgan Trust I	811-21295
JPMorgan Trust II	811-4236

©JPMorgan Chase & Co. 2013. All rights reserved. July 2013. PR-MMD-713

Prospectus

J.P. Morgan Money Market Funds

IM Shares

July 1, 2013

JPMorgan Prime Money Market Fund	Ticker: JIMXX
JPMorgan U.S. Government Money Market Fund	Ticker: MGMXX
JPMorgan U.S. Treasury Plus Money Market Fund	Ticker: MJPXX

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan Prime Money Market Fund

Class/Ticker: IM/JIMXX

The Fund’s Objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
IM
Management Fees	0.08%
Other Expenses[1]	0.08
Shareholder Service Fees	NONE
Remainder of Other Expenses	0.08

Total Annual Fund Operating Expenses	0.16

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses shown in the fee table. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
IM SHARES ($)	16	52	90	205

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations,

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities,

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities,

•	asset-backed securities,

•	repurchase agreements and reverse repurchase agreements, and

•	taxable municipal obligations.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the banking industry. The Fund may, however, invest less than 25% of its total assets in this industry as a temporary defensive measure.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

JULY 1, 2013	1

JPMorgan Prime Money Market Fund (continued)

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Mortgage-Related and Other Asset-Backed Securities Risk.

Mortgage-related and asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Concentration Risk. Because the Fund will invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the banking industry. The profitability of banks depends largely on the availability and cost of funds, which can change depending on economic conditions.

Foreign Securities Risk. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks,

2	J.P. MORGAN MONEY MARKET FUNDS

and regulatory issues facing issuers in such foreign countries. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. Because the IM Shares of this Fund have not been operated for a full calendar year, the bar chart shows how the performance of the Fund’s Capital Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.

The performance of IM Shares shown in the table is based on the performance of the Capital Shares before the inception of IM Shares, and is based on the performance of Institutional Class Shares prior to the inception of the Capital Shares. The actual returns of the IM Shares would have been different than those shown because IM Shares have different expenses than Institutional and Capital Shares.

To obtain current yield information call 1-800-766-7722. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	3Q 2007	1.33%
Worst Quarter	3Q 2011	0.02%

The Fund’s year-to-date total return as of 3/31/13 was 0.03%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
IM SHARES	0.18%	0.78%	1.95%

JULY 1, 2013	3

JPMorgan Prime Money Market Fund (continued)

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

IM Shares of the Fund may only be purchased by investment companies, including the J.P. Morgan Funds, registered under the Investment Company Act of 1940, as amended (the 1940 Act) and/or their wholly-owned subsidiaries (collectively, funds), through a Treasury and Securities Services account held with and administered by JPMorgan Chase Bank, N.A. (JPMCB).

Purchase minimums

For IM Shares
To establish an account	$50,000,000
To add to an account	No minimum levels

Certain funds may meet the minimum investment requirement through the total amount of IM Shares of the Fund held through JPMCB by funds that are part of the same group of investment companies.

You may purchase or redeem shares on any business day that the Fund is open:

•	Through JPMCB, by calling your JPMCB Treasury and Securities Services representative or by calling 1-866-833-2708
•	By writing to:

JPMorgan Chase Bank, N.A.

Liquidity Solutions Operations

10410 Highland Manor Drive — 2nd Floor

Tampa, FL 33610

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4	J.P. MORGAN MONEY MARKET FUNDS

JPMorgan U.S. Government Money Market Fund

Class/Ticker: IM/MGMXX

The Fund’s Objective

The Fund seeks high current income with liquidity and stability of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
IM
Management Fees	0.08%
Other Expenses[1]	0.08
Shareholder Service Fees	NONE
Remainder of Other Expenses	0.08

Total Annual Fund Operating Expenses	0.16

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses shown in the fee table. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
IM SHARES ($)	16	52	90	205

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities, and

•	repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

JULY 1, 2013	5

JPMorgan U.S. Government Money Market Fund (continued)

Mortgage-Related Securities Risk. Mortgage-related securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counter-party to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

State and Local Taxation Risk. The Fund may invest in securities whose interest is subject to state and local income taxes. Consult your tax professional for more information.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may

6	J.P. MORGAN MONEY MARKET FUNDS

affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. Because the IM Shares of this Fund have not been operated for a full calendar year, the bar chart shows how the performance of the Fund’s Capital Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.

The performance of IM Shares shown in the table is based on the performance of the Capital Shares before the inception of IM Shares. The actual returns of the IM Shares would have been different than those shown because IM Shares have different expenses than Capital Shares.

To obtain current yield information call 1-800-766-7722. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	4Q 2006	1.31%
Worst Quarter	2Q, 3Q and 4Q 2011	0.00%
	1Q, 2Q, 3Q and 4Q 2012

The Fund’s year-to-date total return as of 3/31/13 was 0.00%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
IM SHARES	0.02%	0.57%	1.83%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

IM Shares of the Fund may only be purchased by investment companies, including the J.P. Morgan Funds, registered under the Investment Company Act of 1940, as amended (the 1940 Act) and/or their wholly-owned subsidiaries (collectively, funds), through a Treasury and Securities Services account held with and administered by JPMorgan Chase Bank, N.A. (JPMCB).

Purchase minimums

For IM Shares
To establish an account	$50,000,000
To add to an account	No minimum levels

Certain funds may meet the minimum investment requirement through the total amount of IM Shares of the Fund held through JPMCB by funds that are part of the same group of investment companies.

You may purchase or redeem shares on any business day that the Fund is open:

•	Through JPMCB, by calling your JPMCB Treasury and Securities Services representative or by calling 1-866-833-2708
•	By writing to:

JPMorgan Chase Bank, N.A.

Liquidity Solutions Operations

10410 Highland Manor Drive — 2nd Floor

Tampa, FL 33610

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

JULY 1, 2013	7

JPMorgan U.S. Government Money Market Fund (continued)

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8	J.P. MORGAN MONEY MARKET FUNDS

JPMorgan U.S. Treasury Plus Money Market Fund

Class/Ticker: IM/MJPXX

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
IM
Management Fees	0.08%
Other Expenses[1]	0.08
Shareholder Service Fees	NONE
Remainder of Other Expenses	0.08

Total Annual Fund Operating Expenses	0.16

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses shown in the fee table. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
IM SHARES ($)	16	52	90	205

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in:

•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and

•	repurchase agreements fully collateralized by U.S. Treasury securities.

The debt securities described above carry different interest rates, maturities and issue dates.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies.

JULY 1, 2013	9

JPMorgan U.S. Treasury Plus Money Market Fund (continued)

U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counter-party to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. Because the IM Shares of this Fund have not been operated for a full calendar year, the bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The performance of IM Shares shown in the table is based on the performance of the Institutional Class Shares before the inception of IM Shares, and is based on the performance of Investor Shares prior to the inception of the Institutional Class Shares. The actual returns of the IM Shares would have been different than those shown because IM Shares have different expenses than Institutional and Investor Shares.

To obtain current yield information call 1-800-766-7722. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	4Q 2006	1.29%
Worst Quarter	4Q 2009	0.00%
	1Q 2010
	1Q, 2Q, 3Q and 4Q 2011
	1Q, 2Q, 3Q and 4Q 2012

The Fund’s year-to-date total return as of 3/31/13 was 0.00%.

10	J.P. MORGAN MONEY MARKET FUNDS

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
IM SHARES	0.01%	0.34%	1.56%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

IM Shares of the Fund may only be purchased by investment companies, including the J.P. Morgan Funds, registered under the Investment Company Act of 1940, as amended (the 1940 Act) and/or their wholly-owned subsidiaries (collectively, funds), through a Treasury and Securities Services account held with and administered by JPMorgan Chase Bank, N.A. (JPMCB).

Purchase minimums

For IM Shares
To establish an account	$50,000,000
To add to an account	No minimum levels

Certain funds may meet the minimum investment requirement through the total amount of IM Shares of the Fund held through JPMCB by funds that are part of the same group of investment companies.

You may purchase or redeem shares on any business day that the Fund is open:

•	Through JPMCB, by calling your JPMCB Treasury and Securities Services representative or by calling 1-866-833-2708

•	By writing to:

JPMorgan Chase Bank, N.A. Liquidity Solutions Operations 10410 Highland Manor Drive – 2nd Floor Tampa, FL 33610

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

JULY 1, 2013	11

More About the Funds

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES

The main investment strategies for a particular Fund are summarized in the Fund’s Risk/Return Summary.

Each Fund may utilize these investment strategies to a greater or lesser degree.

Each Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, each Fund is managed in the following manner:

•	Each Fund seeks to maintain a net asset value of $1.00 per share.

•

The dollar-weighted average maturity of each Fund will be 60 days or less, and the dollar-weighted average life to maturity will be 120 days or less. For a discussion of dollar weighted average maturity and dollar-weighted average life to maturity, please see page 23.

•	Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	Each Fund invests only in U.S. dollar-denominated securities.

•

Each taxable Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets and each Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. “Daily liquid assets” include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day. “Weekly liquid assets” include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

•	Each Fund will only buy securities that present minimal credit risk. With regard to Prime Money Market Fund, these securities will:

•

have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one nationally recognized statistical rating organization rates that security; or

•	have an additional third party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by J.P. Morgan Investment Management Inc. (JPMIM), the Funds’ adviser, if the security is not rated.

All of the Funds that are permitted to invest in repurchase agreements may engage in repurchase agreement transactions that are collateralized by cash or government securities. The Prime Money Market Fund may, in addition, engage in repurchase agreement transactions that are collateralized by money market instruments, debt securities, loan participations or other securities, including equity securities and securities that are rated below investment grade by the requisite nationally recognized statistical rating organizations or unrated securities of comparable quality. High yield securities (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.

FUNDAMENTAL INVESTMENT OBJECTIVES
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objective for each of the U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund is fundamental. The investment objective for the Prime Money Market Fund is not fundamental and may be changed without the consent of a majority of the outstanding shares of that Fund.

INVESTMENT RISKS

There can be no assurance that a Fund will achieve its investment objectives.

The main risks associated with investing in the Funds are summarized in “Risk/Return Summaries” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Funds are described below.

Please note that the Funds also may use strategies that are not described in this section, but which are described in the Statement of Additional Information.

Interest Rate Risk. Although each Fund is generally less sensitive to interest rate changes than are funds that invest in longer-term securities, changes in short-term interest rates will cause changes to that Fund’s yield. In addition, a low-interest rate environment may prevent a Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. There is a risk that the issuer of a security, or the counterparty to a contract, repurchase agreement or other

12	J.P. MORGAN MONEY MARKET FUNDS

investment, will default or otherwise become unable to honor a financial obligation. The price and liquidity of a security can also be adversely affected if either its credit status or the market environment generally deteriorates and the probability of default rises. The value of your investment could decline as a result of these events.

Mortgage-Related and Other Asset-Backed Securities Risk. (applicable to Prime Money Market Fund and U.S. Government Money Market Fund) Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase/decrease the income available for distributions by a Fund and the Fund’s yield. When mortgages and other obligations are prepaid and when securities are called, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, a Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, a Fund may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”.

Government Securities Risk. The Funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to a Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Redemption Risk. A Fund could experience a loss and the Fund’s net asset value may be affected when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. A Fund may be forced to sell its holdings when shareholders of the Fund make relatively large redemption requests. Furthermore, when markets are illiquid, a Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by a Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. For example, certain repurchase agreements a Fund may enter into may or may not be subject to an automatic stay in bankruptcy proceedings. As a result of the automatic stay, to the extent applicable, a Fund could be prohibited from selling the collateral in the event of a counterparty’s bankruptcy unless the Fund is able to obtain the approval of the bankruptcy court. In addition, to the extent that a repurchase agreement is secured by collateral other than cash and government securities (“Non-Traditional Collateral”), these risks may be magnified and the value of Non-Traditional Collateral may be more volatile or less liquid thereby increasing the risk that a Fund will be unable to recover fully in the event of a counterparty’s default. High yield securities (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.

Foreign Securities Risk. (applicable to Prime Money Market Fund) To the extent that a Fund invests in foreign securities,

JULY 1, 2013	13

More About the Funds (continued)

these investments are subject to special risks in a addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of some foreign markets, all of which could adversely affect a Fund’s investments in a foreign country. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on a Fund’s ability to sell the securities at any given time. Such securities also may lose value.

When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. (applicable to Prime Money Market Fund and U.S. Government Money Market Fund) A Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Municipal Obligations Risk. (applicable to Prime Money Market Fund) The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease a Fund’s income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Factors contributing to the economic stress on municipalities may include lower property tax collections as a result of lower home values, lower sales tax revenue as a result of consumers cutting back spending, and lower income tax revenue as a result of a higher unemployment rate. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for a Fund to sell the security at the time and the price that normally prevails in the market. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of a Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these obligations could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. For example, Chapter 9 of the Bankruptcy Code provides a financially distressed municipality protection from its creditors while it develops and negotiates a plan for reorganizing its debts. “Municipality” is defined broadly by the Bankruptcy Code as a “political subdivision or public agency or instrumentality of a state” and may include various issuers of obligations in which a Fund invests. The reorganization of a municipality’s debts may include extending debt maturities, reducing the amount of principal or interest, refinancing the debt or taking other measures, which may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of a Fund’s investments. There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for a Fund to be able to invest in accordance with its normal investment policies.

14	J.P. MORGAN MONEY MARKET FUNDS

Interest on municipal obligations may or may not be exempt from federal income tax or the federal alternative minimum tax.

For more information about risks associated with the types of investments that the Funds purchase, please read the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Funds may hold all or most of their total assets in cash for temporary defensive purposes. This may result in a lower yield and prevent the Funds from meeting their investment objectives.

U.S. Treasury Plus Money Market Fund

As a temporary defensive measure, the Fund may invest up to 20% of its total assets in (1) debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and (2) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Temporary Defensive Position Risk

Prime Money Market Fund and U.S. Government Money Market Fund

If a Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

U.S. Treasury Plus Money Market Fund

If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

Investments in the securities enumerated as investments permissible as a temporary defensive measure above pose additional risks. Investments in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities may include Ginnie Mae, Fannie Mae, or Freddie Mac securities. Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Investments in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities may also be subject to prepayment and call risk. The issuers of mortgage-backed and asset-backed securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. Additionally, for securities issued by agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, the Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default.

The addition of repurchase agreements will cause additional state tax consequences to shareholders of the Fund. Consult your tax professional for more information.

ADDITIONAL HISTORICAL PERFORMANCE INFORMATION

Some of the companies that provide services to the Funds have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

Each Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality, and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on SEC rules then in-effect and is not an indication of future returns.

Prime Money Market Fund

Historical performance shown for the Capital Shares prior to 1/1/06 in the bar chart and 2/19/05 in the table is based on the performance of Institutional Class Shares, which invest in the same portfolio of securities. Capital Shares and Institutional Class Shares are not offered in this prospectus. Prior class performance for the Institutional Class Shares has been

JULY 1, 2013	15

More About the Funds (continued)

adjusted to reflect differences in expenses between Capital Shares and Institutional Class Shares.

U.S. Treasury Plus Money Market Fund

Historical performance shown for the Institutional Class Shares prior to 1/1/06 in the bar chart and 2/19/05 in the table is based on the performance of Investor Shares, which invest in the same portfolio of securities. Institutional Class Shares and Investor Shares are not offered in this prospectus. The actual returns of the Institutional Class Shares would have been different than those shown because Institutional Class Shares have different expenses than Investor Shares.

16	J.P. MORGAN MONEY MARKET FUNDS

The Fund’s Management and Administration

The following Fund is a series of JPMorgan Trust I (JPMT I), a Delaware statutory trust:

Prime Money Market Fund

The following Funds are series of JPMorgan Trust II (JPMT II), a Delaware statutory trust:

U.S. Government Money Market Fund

U.S. Treasury Plus Money Market Fund

Each Trust is governed by Trustees who are responsible for overseeing all business activities of the Funds. In addition to the Funds, each Trust consists of other series representing separate investment funds (each, a J.P. Morgan Fund).

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-766-7722 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary (as described below) who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Funds and makes the day-to-day investment decisions for the Funds.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.

During the most recent fiscal period ended 2/28/13, JPMIM was paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:

Prime Money Market Fund	0.08%
U.S. Government Money Market Fund	0.07
U.S. Treasury Plus Money Market Fund	0.06

A discussion of the basis the Trustees of each Trust used in reapproving the investment advisory agreements for the Funds is available in the semi-annual report for the most recent fiscal period ended August 31.

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the other service providers of the Funds. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.10% of the first $100 billion of average daily net assets of all money market funds in the J.P. Morgan Funds Complex plus 0.05% of average daily net assets of such Funds over $100 billion.

The Funds’ Distributor

JPMorgan Distribution Services, Inc. (JPMDS or the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

JULY 1, 2013	17

How Your Account Works

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy IM Shares of the Funds.

The price you pay for your shares is the net asset value (NAV) per share of the class. NAV is the value of everything a class of a Fund owns, minus everything the class owes, divided by the number of shares of that class held by investors. The Funds seek to maintain a stable NAV per share of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities provided that certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation fairly reflects the market-based net asset value per share of the Fund. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of each cut-off time each day the Funds are accepting orders. You will pay the next NAV per share calculated after the Fund accepts your order.

The Funds’ IM Shares are offered only to investment companies, including the J.P. Morgan Funds, registered under the Investment Company Act of 1940, as amended (the 1940 Act) and/or their wholly-owned subsidiaries (collectively, funds), through a Treasury and Securities Services account held with and administered by JPMorgan Chase Bank, N.A. (JPMCB). IM Shares may not be purchased directly from the Funds. Funds may only purchase the IM Shares through accounts maintained with JPMCB. JPMCB may impose policies, limitations, including investment minimums, and fees which are different than those described herein.

Shares are available on any business day that the Federal Reserve Bank of New York (Federal Reserve) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. A Fund may also close on days when the Federal Reserve is open and the New York Stock Exchange (NYSE) is closed, such as Good Friday. On any business day when the Securities Industry and Financial Markets Association (SIFMA) recommends that the securities markets close trading early, a Fund may close early.

On occasion, the NYSE closes before 4:00 p.m. Eastern Time (ET). When the NYSE closes early, a Fund may also elect to close early and purchase orders accepted by the Fund after the early closing will be effective the following business day. Each Fund, however, may elect to remain open following an early close of the NYSE. If your purchase order is accepted by the Fund before the Fund’s close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will become effective following the Fund’s next calculation of its NAV. Purchase orders accepted after a Fund’s final calculation of NAV for the day will be effective the following business day.

Your purchase through JPMCB will be processed at the next NAV calculated by a Fund following receipt of the order from JPMCB and acceptance by a Fund, which may not occur on the day that the order is submitted to JPMCB.

The NAV of each class of shares is generally calculated as of the following times each day the Funds are accepting purchase orders and redemption requests (each such time, including the final of such times each day, a cut-off time): for each of Prime Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund, 8:00 A.M., 9:00 A.M, 10:00 A.M., 11:00 A.M., 12:00 P.M., 1:00 P.M., 2:00 P.M., 3:00 P.M, 4:00 P.M. and 5:00 P.M. ET.

If a Fund accepts your purchase order and receives payment the same day, as described below, your order will be processed at the price calculated at the next cut-off time and you will be entitled to all dividends declared on that day. If the Fund accepts your purchase order after the final cut-off time for a day, it will be processed at the next day’s first calculated price. If the Fund does not receive payment on the same day that your order is placed, as described below, you will not be entitled to any dividends declared on that day.

The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time. In addition, in its discretion, the Board of Trustees of the Funds may elect to calculate the price of a Fund’s shares once per day. Under certain circumstances, the Board of Trustees has delegated to management the ability to temporarily suspend one or more cut-off times for a Fund, other than the last cut-off time of the day.

Share ownership is electronically recorded; therefore, no certificate will be issued.

JPMCB will be responsible for transmitting your purchase order and payment to a Fund by the applicable deadlines. JPMCB may have earlier cut-off times for purchase orders. In addition, JPMCB may be closed at times when a Fund is open. In order to receive a dividend on the day that you submit your order, a Fund must receive “federal funds” or other immediately available funds by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. ET) on the same business day the purchase order is placed. In the event that an order is placed by a cut-off time specified above and payment through federal funds or other immediately available funds is not received by the Fund by the close of the Federal Reserve wire transfer system or other immediately available funds that same day, you will not accrue a dividend on that day and the Fund reserves the right to cancel your purchase order and you will be liable for any resulting losses or fees incurred by the Fund or the

18	J.P. MORGAN MONEY MARKET FUNDS

Fund’s transfer agent. If you pay by other acceptable methods, before the final cut-off time on a day, we will process your order that day, but you will not receive any dividends declared on that day. Payments received electronically from Financial Intermediaries on your behalf for trades accepted by the Fund will begin to receive dividends the day payment is received by the Fund.

How to Invest

You may invest in IM Shares of a Fund by calling your JPMCB Treasury and Securities Services representative or by calling 1-866-833-2708 or by writing JPMorgan Chase Bank, N.A., Liquidity Solutions Operations, 10410 Highland Manor Drive — 2nd Floor, Tampa, FL 33610.

JPMCB will transmit your request to the Fund and may charge you a fee for this service. The availability of certain services described herein may be limited by JPMCB who may set its own minimum purchase, balance, eligibility or other requirements.

Minimum Investments

IM Shares are subject to a $50,000,000 minimum investment requirement per Fund. Certain funds may meet the minimum investment requirement through the total amount of IM Shares of the Fund held with JPMCB by funds that are part of the same group of investment companies.

There are no minimum levels for subsequent purchases.

The Funds reserve the right to waive any investment minimum. For further information on investment minimum waivers, such as when additional accounts of the investor may be aggregated together to meet the minimum requirement, see the SAI or call your JPMCB Treasury and Securities Services representative or by calling 1-866-833-2708.

General

The J.P. Morgan money market funds (including the Funds in this prospectus) are intended for short-term investment horizons, and do not monitor for market timers or prohibit short-term trading activity. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

Federal law requires all financial institutions, including JPMCB, to obtain, verify and record information that identifies each person who opens an account. When you open an account, you will be asked for certain information. Your account application is required by law to be rejected if the required identifying information is not provided. Once all required information is received, federal law requires that your identity be verified.

After an account is opened, your ability to purchase additional shares may be restricted until your identity is verified. If your identity cannot be verified within a reasonable time, your account may be closed and your shares redeemed at the NAV per share next calculated after the account is closed. JPMCB is paid by JPMDS to assist you in executing Fund transactions and monitoring your investment. JPMCB provides the following services in connection with its customers’ investments in the Funds:

•	Acting directly or through an agent, as the sole shareholder of record.

•	Maintaining account records for customers.

•	Processing orders to purchase, redeem or exchange shares for customers.

•	Responding to inquiries from shareholders.

•	Assisting customers with investment procedures.

•	Providing, or causing to be provided, tax forms and account statements as necessary.

SELLING FUND SHARES

You can sell or redeem IM Shares of your Fund on any day that the Funds are open for business, subject to certain restrictions. You will receive the NAV per share calculated at the next cut-off time after the Fund receives your order from JPMCB in proper form.

A redemption order must be in good order and supported by all appropriate documentation and information in proper form. The Funds may refuse to honor incomplete orders.

Shareholders that redeem shares and purchase additional shares on the same day will receive dividends as set forth above under ‘‘Buying Fund Shares’’. Dividends will not accrue on shares that are redeemed and paid on a same day basis. Other redeeming shareholders will accrue dividends on the redemption date.

Under normal circumstances, if a Fund receives your order before the Fund’s final daily cut-off time, a Fund will make available to JPMCB the proceeds that same business day by wire. Proceeds may be made available throughout the day following the calculation of NAVs. For trades submitted through a Financial Intermediary, it is the responsibility of each Financial Intermediary to submit orders to the Fund by the final daily cut-off time in order to receive proceeds that same business day by wire. Otherwise, except as set forth in the section “Suspension of Redemptions” below, your redemption proceeds will be paid within seven days after a Fund receives the redemption order. This may not occur on the day that an order is submitted to JPMCB.

JPMCB may have an earlier cut-off times than the Funds’ cut-off times for redemption orders. Contact JPMCB for further details by calling your JPMCB Treasury and Securities Services representative or by calling 1-866-833-2708.

JPMCB may charge you for this service.

JULY 1, 2013	19

How Your Account Works (continued)

Redemptions-In-Kind

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, a Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, a Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

EXCHANGING FUND SHARES

In general, the same rules and procedures that apply to sales and purchases apply to exchanges. All exchanges are based upon the net asset value that is next calculated after the Fund receives your order, provided the exchange out of one Fund must occur before the exchange into the other Fund. Therefore, in order for an exchange to take place on the date that the order is submitted, the order must be received prior to the close of both the Fund that you wish to exchange into and the Fund that you wish to exchange out of, otherwise, the exchange will occur on the following business day on which both Funds are open. A shareholder that exchanges into shares of a Fund that accrues dividends daily, including a money market fund, will not accrue a dividend on the day of the exchange. A shareholder that exchanges out of shares of a Fund that accrues a daily dividend will accrue a dividend on the day of the exchange.

IM Shares may be exchanged for IM Shares of other J.P. Morgan Funds subject to any investment minimum and eligibility requirements.

The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Generally, an exchange between J.P. Morgan Funds is considered a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange. You should consult your tax advisor before making an exchange.

We reserve the right to limit the number of exchanges or to refuse an exchange. Your exchange privilege will be revoked if the exchange activity is considered excessive.

You can exchange your shares through JPMCB. They will send the necessary documents to the J.P. Morgan Institutional Funds Service Center. JPMCB may charge you for this service.

OTHER INFORMATION CONCERNING THE FUNDS

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

If your account value falls below the Funds’ minimum investment requirement, the Funds reserve the right to redeem all of the remaining shares in your account and close your account.

Before these actions are taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus.

Shares of the JPMorgan U.S. Government Money Market Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155. This Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of this Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

Suspension of Redemptions

The Funds may suspend your ability to redeem or postpone payment for more than seven days (more than one day for the JPMorgan Prime Money Market Fund) when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit (with regard to JPMorgan Prime Money Market Fund, upon the occurrence of any of the conditions set forth under Section 22(e) of the Investment Company Act of 1940);

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

If the Board of Trustees, including a majority of the Independent Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based NAV per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may suspend redemptions and payments in order to facilitate the permanent termination of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

20	J.P. MORGAN MONEY MARKET FUNDS

Shareholder Information

DISTRIBUTIONS AND TAXES

Each Fund has elected to be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Each Fund can earn income and realize capital gain. Each Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

Each Fund declares dividends of net investment income, if any, daily, so your shares can start earning dividends on the day you buy them. Each Fund distributes such dividends monthly in the form of additional Fund shares of the same class, unless you tell us that you want distributions in cash or as a deposit in a preassigned bank account. The taxation of dividends will not be affected by the form in which you receive them. For each taxable year, each Fund will distribute substantially all of its net investment income and short-term capital gain.

For federal income tax purposes, dividends of net investment income and any net short-term capital gain, generally are taxable as ordinary income. It is unlikely that dividends from any of the Funds will qualify to any significant extent for the reduced tax rate applicable to qualified dividend income.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares, but excluding any exempt interest dividends from a Fund) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions that are properly reported as capital gain dividends, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. Each Fund expects substantially all of its distributions of capital gain to be attributable to short-term capital gain which is taxed as ordinary income.

A Fund’s investments in certain debt obligations and asset backed securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so.

Regarding the Prime Money Market Fund, the Fund’s investment in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield would be decreased.

Please see the Statement of Additional Information for additional discussion of the tax consequences of these above-described and other investments to each Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Gain, if any, resulting from the sale or exchange of your shares generally will be subject to tax.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax withholding on distributions by the Funds, as discussed in the Statement of Additional Information.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of the tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

IMPORTANT TAX REPORTING CONSIDERATIONS
Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is required to report gains and losses to the IRS in connection with redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and monthly account statements. Please review these statements carefully. The Funds will correct errors if notified within 10 days of the date printed on the

JULY 1, 2013	21

Shareholder Information (continued)

transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the J.P. Morgan Institutional Funds Service Center at 500 Stanton Christiana Road, 3-OPS3, Newark, DE 19713 or call 1-800-766-7722.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by each Fund to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

Each business day, each Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the prior business day.

Not later than 60 days after the end of each fiscal quarter, each Fund will make available, upon request, a complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com/jpmfpages/imshares and on the SEC’s website at www.sec.gov.

Not later than five business days after the end of each calendar month, each Fund will post detailed information regarding its portfolio holdings, as well as its dollar-weighted average maturity and dollar-weighted average life, as of the last day of that month on the J.P. Morgan Funds’ website at

www.jpmorganfunds.com/jpmfpages/imshares and provide a link to the SEC website where the most recent twelve months of publicly available information filed by the Fund may be obtained.

In addition, not later than five business days after the end of each calendar month, each Fund will file a schedule of detailed information regarding its portfolio holdings as of the last day of that month with the SEC. These filings will be publicly available on a delayed basis on the J.P. Morgan Funds’ website at www.jpmorganfunds.com/jpmfpages/imshares and the SEC’s website 60 days after the end of each calendar month.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-766-7722. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

In addition, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website at www.jpmorganfunds.com or on the J.P. Morgan external websites.

On each business day, all Funds will post their level of weekly liquid assets as of the prior business day and the Funds will post their level of daily liquid assets as of the prior business day on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

DISCLOSURE OF MARKET-BASED NET ASSET VALUE

On each business day, each of the Funds will post its market-based NAV per share (Market-Based NAV) for the prior business day, as calculated using current market quotations (or an appropriate substitute that reflects current market conditions) to value its NAV per share to four decimal places on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

The Market-Based NAV will be provided for informational purposes only. For purposes of transactions in the shares of each Fund, in accordance with Rule 2a-7, the price for shares will continue to be the NAV per share of the applicable share class, calculated using the amortized cost method to two decimals, as described under “How Your Account Works.”

22	J.P. MORGAN MONEY MARKET FUNDS

What the Terms Mean

Asset-backed securities: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

Commercial paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

Demand notes: Debt securities with no set maturity date. The investor can generally demand payment of the principal at any time.

Distribution fee: Covers the cost of the distribution system used to sell shares to the public.

Dollar-weighted average maturity: The average maturity of the Fund is the average amount of time until the organization(s) that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity date.

Dollar-weighted average life: The dollar weighted average portfolio maturity without reference to the exceptions used for variable or floating rate securities regarding the use of the date of interest rate resets in lieu of the security’s actual maturity date.

Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

Liquidity: The ability to easily convert investments into cash without losing a significant amount of money in the process.

Management fee: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund’s investments.

Municipal lease obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of general obligations of the municipality.

Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. Interest on certain municipal obligations, generally issued as general obligation and revenue bonds, is exempt from federal taxation and state and/or local taxes in the state where issued.

Other expenses: Miscellaneous items, including transfer agency, administration, custody and registration fees.

Qualified banks: (i) U.S. banks with more than $1 billion in total assets, and foreign branches of these banks; or (ii) foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S. or (iii) other U.S. or foreign commercial banks which the Fund’s adviser judges to have comparable credit standing.

Repurchase agreement: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

Reverse repurchase agreement: Contract whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

Shareholder service fee: A fee to cover the cost of paying Financial Intermediaries to provide certain support services for your account.

U.S. government securities: Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government or its agencies or instrumentalities for the timely payment of principal and interest.

Variable rate securities: Securities whose interest rates are periodically adjusted.

JULY 1, 2013	23

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for each of the past one through five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the years ended February 29, 2012 and prior has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

To the extent that a Fund invests in other funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

IM
	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Prime Money Market Fund
May 31, 2012 (e) through February 28, 2013	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)

U.S. Government Money Market Fund
May 31, 2012 (e) through February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Commencement of offering of class of shares.

24	J.P. MORGAN MONEY MARKET FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.12%	$100	0.16%	0.16%	0.16%

1.00	0.02	100	0.15	0.03	0.16

JULY 1, 2013	25

Financial Highlights (continued)

IM
	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Treasury Plus Money Market Fund
May 31, 2012 (e) through February 28, 2013	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Commencement of offering of class of shares.

26	J.P. MORGAN MONEY MARKET FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%	$100	0.14%	0.02%	0.16%

JULY 1, 2013	27

Additional Fee and Expense Information

ADDITIONAL FEE AND EXPENSE INFORMATION

FOR JPMT II FUNDS AND FORMER ONE GROUP MUTUAL FUNDS

In connection with the 2004 final settlement between Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA), with the New York Attorney General arising out of market timing of certain mutual funds advised by BOIA, BOIA agreed, among other things, to disclose hypothetical information regarding investment and expense information to Fund shareholders. The hypothetical examples are provided for JPMT II Funds or those Funds that have acquired the assets and liabilities of a JPMT II Fund or a series of One Group Mutual Funds.

The “Gross Expense Ratio” includes the contractual expenses that make up the investment advisory, administration and shareholder servicing fees, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable.

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Prime Money Market Fund	IM	0.16%	0.16%
JPMorgan U.S. Government Money Market Fund	IM	0.16	0.16
JPMorgan U.S. Treasury Plus Money Market Fund	IM	0.16	0.16

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On July 1, 2013, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•

The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.

“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each 12-month period (year) ended June 30 would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Net Annual Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.

Your actual costs may be higher or lower than those shown.

28	J.P. MORGAN MONEY MARKET FUNDS

JPMorgan Prime Money Market Fund
	IM
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2014	$16	5.00%	4.84%	4.84%
June 30, 2015	17	10.25	9.91	4.84
June 30, 2016	18	15.76	15.23	4.84
June 30, 2017	19	21.55	20.81	4.84
June 30, 2018	20	27.63	26.66	4.84
June 30, 2019	21	34.01	32.79	4.84
June 30, 2020	22	40.71	39.22	4.84
June 30, 2021	23	47.75	45.95	4.84
June 30, 2022	24	55.13	53.02	4.84
June 30, 2023	25	62.89	60.42	4.84

JPMorgan U.S. Government Money Market Fund
	IM
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2014	$16	5.00%	4.84%	4.84%
June 30, 2015	17	10.25	9.91	4.84
June 30, 2016	18	15.76	15.23	4.84
June 30, 2017	19	21.55	20.81	4.84
June 30, 2018	20	27.63	26.66	4.84
June 30, 2019	21	34.01	32.79	4.84
June 30, 2020	22	40.71	39.22	4.84
June 30, 2021	23	47.75	45.95	4.84
June 30, 2022	24	55.13	53.02	4.84
June 30, 2023	25	62.89	60.42	4.84

JPMorgan U.S. Treasury Plus Money Market Fund
	IM
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2014	$16	5.00%	4.84%	4.84%
June 30, 2015	17	10.25	9.91	4.84
June 30, 2016	18	15.76	15.23	4.84
June 30, 2017	19	21.55	20.81	4.84
June 30, 2018	20	27.63	26.66	4.84
June 30, 2019	21	34.01	32.79	4.84
June 30, 2020	22	40.71	39.22	4.84
June 30, 2021	23	47.75	45.95	4.84
June 30, 2022	24	55.13	53.02	4.84
June 30, 2023	25	62.89	60.42	4.84

JULY 1, 2013	29

HOW TO REACH US

FOR SHAREHOLDER INQUIRIES:

By mail:

JPMorgan Chase Bank, N.A.

Liquidity Solutions Operations

10410 Highland Manor Drive — 2nd Floor

Tampa, FL 33610

By telephone:

Through JPMCB, by calling your JPMCB Treasury and Securities Services representative or by calling 1-866-833-2708

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

J.P. Morgan Institutional Funds Service Center

500 Stanton Christiana Road, 3-OPS3

Newark, DE 19713

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com/jpmfpages/imshares.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC

Washington, DC 20549-1520

1-202-551-8090

E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File Nos.
JPMorgan Trust I	811-21295
JPMorgan Trust II	811-4236

©JPMorgan Chase & Co. 2013. All rights reserved. July 2013. PR-MMIM-713

PROSPECTUS  JULY 1, 2013

J.P. Morgan Money Market Funds

E*TRADE Class Shares

JPMorgan Liquid Assets Money Market Fund	Ticker: JLEXX
JPMorgan Municipal Money Market Fund	Ticker: JMEXX
JPMorgan California Municipal Money Market Fund	Ticker: JCEXX
JPMorgan New York Municipal Money Market Fund	Ticker: JNEXX

This prospectus is to be used only by clients of E*TRADE Securities LLC.

The Securities and Exchange Commission has
not approved or disapproved of these
securities or determined if this prospectus is
truthful or complete. Any representation to the
contrary is a criminal offense.

This prospectus is to be used only by clients of E*TRADE Securities LLC (E*TRADE Securities). E*TRADE Class Shares of the Funds may not be purchased directly by individuals. In order to be a shareholder of a Fund, an individual generally needs to have a brokerage account with E*TRADE Securities and have elected E*TRADE Class Shares as a “sweep” investment.

JPMorgan Liquid Assets Money Market Fund

Class/Ticker: E*TRADE/JLEXX

The Fund’s Objective

The Fund seeks current income with liquidity and stability of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
E*TRADE
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.60
Other Expenses	0.39
Shareholder Service Fees	0.30
Remainder of Other Expenses	0.09

Total Annual Fund Operating Expenses	1.07
Fee Waivers and Expense Reimbursements[1]	(0.07)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.00

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of E*TRADE Class Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.00% of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
E*TRADE CLASS SHARES ($)	102	333	583	1,299

The Fund’s Main Investment Strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations,

•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities,

•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities,

•	asset-backed securities,

•	repurchase agreements and reverse repurchase agreements, and

•	taxable municipal obligations.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Fund may, however, invest less than 25% of its total assets in this industry as a temporary defensive measure.

JULY 1, 2013	1

JPMorgan Liquid Assets Money Market Fund (continued)

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Mortgage-Related and Other Asset-Backed Securities Risk.

Mortgage-related and asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Concentration Risk. Because the Fund will invest a significant portion of its assets in securities of companies in the financial services industry, developments affecting the financial services industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the financial services industry. In addition, financial services companies are highly dependent on the supply of short-term financing.

2	J.P. MORGAN MONEY MARKET FUNDS

Foreign Securities Risk. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, and regulatory issues facing issuers in such foreign countries. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s E*TRADE Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The performance of E*TRADE Class Shares is based on the performance of Investor Shares prior to the inception of the E*TRADE Class Shares.

To obtain current yield information call E*TRADE Securities at 1-800-ETRADE-1 or go to www.etrade.com. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	3Q 2007	1.25%
Worst Quarter	4Q 2009	0.00%

The Fund’s year-to-date total return as of 3/31/13 was 0.01%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
E*TRADE CLASS SHARES	0.05%	0.48%	1.38%

JULY 1, 2013	3

JPMorgan Liquid Assets Money Market Fund (continued)

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

The Fund’s E*TRADE Class Shares are offered only to clients of E*TRADE Securities. E*TRADE Class Shares may not be purchased directly by individuals, although E*TRADE Securities may purchase E*TRADE Class Shares for accounts maintained by individuals who generally have elected E*TRADE Class Shares as a “sweep” investment.

Purchase minimums

For E*TRADE Class Shares
To establish an account	No minimum levels
To add to an account	No minimum levels

You may purchase or redeem shares on any business day that the Fund is open;

•	Through E*TRADE Securities LLC by calling 1-800-ETRADE-1
•	By writing to E*TRADE Securities LLC, Harborside Financial Center, 501 Plaza II, 34 Exchange Place, Jersey City, NJ 07311.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4	J.P. MORGAN MONEY MARKET FUNDS

JPMorgan Municipal Money Market Fund

Class/Ticker: E*TRADE/JMEXX

The Fund’s Objective

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
E*TRADE
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.60
Other Expenses	0.39
Shareholder Service Fees	0.30
Remainder of Other Expenses	0.09

Total Annual Fund Operating Expenses	1.07
Fee Waivers and Expense Reimbursements[1]	(0.07)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.00

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of E*TRADE Class Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.00% of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
E*TRADE CLASS SHARES ($)	102	333	583	1,299

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes. As a fundamental policy, the Fund will invest at least 80% of its net assets in such municipal securities. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

Municipal obligations are securities that are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities.

The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The Fund may invest up to 100% of its assets in municipal obligations that produce income subject to the federal alternative minimum tax.

Up to 20% of the Fund’s total assets may be invested in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

JULY 1, 2013	5

JPMorgan Municipal Money Market Fund (continued)

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of the Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of the Fund’s investments.

There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for the Fund to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the adviser may invest any portion of the Fund’s assets in obligations subject to federal income tax, or may hold any portion of the Fund’s assets in cash.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide

6	J.P. MORGAN MONEY MARKET FUNDS

financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Tax Risk. The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Structured Product Risk. Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s E*TRADE Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The performance of E*TRADE Class Shares is based on the performance of Premier Shares prior to the inception of the E*TRADE Class Shares.

To obtain current yield information call E*TRADE Securities at 1-800-ETRADE-1 or go to www.etrade.com. Past performance is not necessarily an indication of how the Fund will perform in the future.

JULY 1, 2013	7

JPMorgan Municipal Money Market Fund (continued)

Best Quarter	4Q 2006	0.81%
Worst Quarter	2Q, 3Q and 4Q 2009	0.00%
	1Q and 2Q 2010
	2Q, 3Q and 4Q 2011
	1Q, 2Q, 3Q and 4Q 2012

The Fund’s year-to-date total return as of 3/31/13 was 0.00%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
E*TRADE CLASS SHARES	0.01%	0.28%	0.84%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

The Fund’s E*TRADE Class Shares are offered only to clients of E*TRADE Securities. E*TRADE Class Shares may not be purchased directly by individuals, although E*TRADE Securities may purchase E*TRADE Class Shares for accounts maintained by individuals who generally have elected E*TRADE Class Shares as a “sweep” investment.

Purchase minimums

For E*TRADE Class Shares
To establish an account	No minimum levels
To add to an account	No minimum levels

You may purchase or redeem shares on any business day that the Fund is open;

•	Through E*TRADE Securities LLC by calling 1-800-ETRADE-1
•	By writing to E*TRADE Securities LLC, Harborside Financial Center, 501 Plaza II, 34 Exchange Place, Jersey City, NJ 07311.

Tax Information

The Fund’s distributions of interest on municipal obligations generally are not subject to federal income tax; however the Fund may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain obligations may be subject to the federal alternative minimum tax. To the extent that the Fund’s distributions are derived from interest on obligations that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes. When your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, you may be subject to federal income tax on ordinary income or capital gains upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8	J.P. MORGAN MONEY MARKET FUNDS

JPMorgan California Municipal Money Market Fund

Class/Ticker: E*TRADE/JCEXX

The Fund’s Objective

The Fund aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
E*TRADE
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.60
Other Expenses	0.39
Shareholder Service Fees	0.30
Remainder of Other Expenses	0.09

Total Annual Fund Operating Expenses	1.07
Fee Waivers and Expense Reimbursements[1]	(0.07)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.00

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of E*TRADE Class Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.00% of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
E*TRADE CLASS SHARES ($)	102	333	583	1,299

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals. As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in such municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.

For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals. Municipal obligations in which the Fund may invest are securities that are issued by the State of California, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions.

The Fund generally invests in short-term money market instruments, such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals.

Up to 20% of the Fund’s total assets may be invested in non-California municipal obligations, subject to California personal income taxes, or in securities subject to federal income tax or the federal alternative minimum tax, such as taxable money market instruments or repurchase agreements.

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

JULY 1, 2013	9

JPMorgan California Municipal Money Market Fund (continued)

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to matu- rity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Risk of California Obligations. Because the Fund invests primarily in municipal obligations issued by the State of California, its political subdivisions, authorities, and agencies, its performance will be affected by the fiscal and economic health of that state and its municipalities. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California’s governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, manufacturing, entertainment, agriculture, tourism, construction and services, and may be sensitive to economic problems affecting those industries.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of the Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of the Fund’s investments.

There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for the Fund to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the adviser may invest any portion of the Fund’s assets in obligations subject to state and/or federal income tax, or may hold any portion of the Fund’s assets in cash.

Geographic Focus Risk. As a single state money market fund, the Fund is less diversified than other money market funds. This is because a single state money market fund is allowed by Securities and Exchange Commission (SEC) rules to invest a significantly greater portion than other money market funds of

10	J.P. MORGAN MONEY MARKET FUNDS

its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s performance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Tax Risk. The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax or California personal income taxes. Consult your tax professional for more information.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Structured Product Risk. Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature

(purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Concentration Risk. The Fund may invest more than 25% of its total assets in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

JULY 1, 2013	11

JPMorgan California Municipal Money Market Fund (continued)

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s E*TRADE Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The performance of E*TRADE Class Shares is based on the performance of Morgan Shares prior to the inception of the E*TRADE Class Shares. The actual returns of the E*TRADE Class Shares would have been lower than those shown because E*TRADE Class Shares have higher expenses than Morgan Shares.

To obtain current yield information call E*TRADE Securities at 1-800-ETRADE-1 or go to www.etrade.com. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	3Q 2006	0.76%
Worst Quarter	1Q, 2Q, 3Q and 4Q 2009	0.00%
	1Q 2010
	2Q, 3Q and 4Q 2011
	1Q, 2Q, 3Q and 4Q 2012

The Fund’s year-to-date total return as of 3/31/13 was 0.00%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
E*TRADE CLASS SHARES	0.01%	0.25%	0.95%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

The Fund’s E*TRADE Class Shares are offered only to clients of E*TRADE Securities. E*TRADE Class Shares may not be purchased directly by individuals, although E*TRADE Securities may purchase E*TRADE Class Shares for accounts maintained by individuals who generally have elected E*TRADE Class Shares as a “sweep” investment.

Purchase minimums
For E*TRADE Class Shares
To establish an account	No minimum levels
To add to an account	No minimum levels

You may purchase or redeem shares on any business day that the Fund is open;

•	Through E*TRADE Securities LLC by calling 1-800-ETRADE-1
•	By writing to E*TRADE Securities LLC, Harborside Financial Center, 501 Plaza II, 34 Exchange Place, Jersey City, NJ 07311.

Tax Information

The Fund’s distributions of interest on municipal obligations generally are not subject to federal income tax; however the Fund may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain obligations may be subject to the federal alternative minimum tax. To the extent that the Fund’s distributions are derived from interest on obligations that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes. When your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, you may be subject to federal income tax on ordinary income or capital gains upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12	J.P. MORGAN MONEY MARKET FUNDS

JPMorgan New York Municipal Money Market Fund

Class/Ticker: E*TRADE/JNEXX

The Fund’s Objective

The Fund aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
E*TRADE
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.60
Other Expenses	0.39
Shareholder Service Fees	0.30
Remainder of Other Expenses	0.09

Total Annual Fund Operating Expenses	1.07
Fee Waivers and Expense Reimbursements[1]	(0.07)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.00

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of E*TRADE Class Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.00% of their average daily net assets. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
E*TRADE CLASS SHARES ($)	102	333	583	1,299

The Fund’s Main Investment Strategy

Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from New York State and New York City personal income taxes and is not subject to the federal alternative minimum tax on individuals. As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in such municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.

For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is excluded from gross income for federal income tax purposes, exempt from New York State and New York City personal income taxes and is not subject to the federal alternative minimum tax on individuals. Municipal obligations in which the Fund may invest are securities that are issued by the State of New York, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions.

The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is excluded from gross income for federal income tax purposes, exempt from New York State and New York City personal income taxes and is not subject to the federal alternative minimum tax on individuals.

Up to 20% of the Fund’s total assets may be invested in non-New York municipal obligations, subject to New York State and/or City personal income taxes, or in securities subject to federal income tax or the federal alternative minimum tax, such as taxable money market instruments or repurchase agreements.

JULY 1, 2013	13

JPMorgan New York Municipal Money Market Fund (continued)

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.

•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund’s Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Risk of New York Obligations. Because the Fund invests primarily in municipal obligations issued by the State of New York, its political subdivisions, authorities, and agencies, its performance will be affected by the fiscal and economic health of that state and its municipalities. As the nation’s financial capital, New York’s economy is heavily dependent on the financial sector, and may be sensitive to economic problems affecting the sector.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of the Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of the Fund’s investments.

There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for the Fund to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the adviser may invest any portion of the Fund’s assets in obligations subject to state and/or federal income tax, or may hold any portion of the Fund’s assets in cash.

Geographic Focus Risk. As a single state money market fund, the Fund is less diversified than other money market funds. This is because a single state money market fund is allowed by Securities and Exchange Commission (SEC) rules to invest a significantly greater portion than other money market funds of

14	J.P. MORGAN MONEY MARKET FUNDS

its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s performance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Tax Risk. The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax or New York State or New York City personal income taxes. Consult your tax professional for more information.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Concentration Risk. The Fund may invest more than 25% of its total assets in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

Structured Product Risk. Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested).

Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

Risk of Regulation of Money Market Funds. Money market funds are subject to diversity, liquidity, credit quality, and maturity requirements pursuant to Securities and Exchange Commission (“SEC”) rules. The SEC and other regulatory agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies and may impact the Fund’s future operations and/or yields.

JULY 1, 2013	15

JPMorgan New York Municipal Money Market Fund (continued)

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s E*TRADE Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The performance of E*TRADE Class Shares is based on the performance of Reserve Shares prior to the inception of the E*TRADE Class Shares. The actual returns of the E*TRADE Class Shares would have been lower than those shown because E*TRADE Class Shares have higher expenses than Reserve Shares.

To obtain current yield information call E*TRADE Securities at 1-800-ETRADE-1 or go to www.etrade.com. Past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter	4Q 2006	0.73%
Worst Quarter	1Q, 2Q, 3Q and 4Q 2009	0.00%
	1Q 2010
	2Q, 3Q and 4Q 2011
	1Q and 2Q 2012

The Fund’s year-to-date total return as of 3/31/13 was 0.00%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
E*TRADE CLASS SHARES	0.02%	0.25%	0.89%

Management

J.P. Morgan Investment Management Inc.

Purchase and Sale of Fund Shares

The Fund’s E*TRADE Class Shares are offered only to clients of E*TRADE Securities. E*TRADE Class Shares may not be purchased directly by individuals, although E*TRADE Securities may purchase E*TRADE Class Shares for accounts maintained by individuals who generally have elected E*TRADE Class Shares as a “sweep” investment.

Purchase minimums

For E*TRADE Class Shares
To establish an account	No minimum levels
To add to an account	No minimum levels

You may purchase or redeem shares on any business day that the Fund is open;

•	Through E*TRADE Securities LLC by calling 1-800-ETRADE-1
•	By writing to E*TRADE Securities LLC, Harborside Financial Center, 501 Plaza II, 34 Exchange Place, Jersey City, NJ 07311.

Tax Information

The Fund’s distributions of interest on municipal obligations generally are not subject to federal income tax; however the Fund may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain obligations may be subject to the federal alternative minimum tax. To the extent that the Fund’s distributions are derived from interest on obligations that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes. When your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, you may be subject to federal income tax on ordinary income or capital gains upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16	J.P. MORGAN MONEY MARKET FUNDS

More About the Funds

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES

The main investment strategies for a particular Fund are summarized in the Fund’s Risk/Return Summary.

Each Fund may utilize these investment strategies to a greater or lesser degree.

Each Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, each Fund is managed in the following manner:

•	Each Fund seeks to maintain a net asset value of $1.00 per share.

•

The dollar-weighted average maturity of each Fund will be 60 days or less, and the dollar-weighted average life to maturity will be 120 days or less. For a discussion of dollar weighted average maturity and dollar-weighted average life to maturity, please see page 30.

•	Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	Each Fund invests only in U.S. dollar-denominated securities.

•

Each taxable Fund will not acquire any security other than a daily liquid asset unless, immediately following such pur- chase, at least 10% of its total assets would be invested in daily liquid assets and each Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. “Daily liquid assets” include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day. “Weekly liquid assets” include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

Each Fund will only buy securities that present minimal credit risk. These securities will:

•

have one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one nationally recognized statistical rating organization rates that security; or

•	have an additional third party guarantee in order to meet the rating requirements; or
•	be considered of comparable quality by J.P. Morgan Investment Management Inc. (JPMIM), the Funds’ adviser, if the security is not rated.

All of the Funds that are permitted to invest in repurchase agreements may engage in repurchase agreement transactions that are collateralized by cash or government securities. The Liquid Assets Money Market Fund may, in addition, engage in repurchase agreement transactions that are collateralized by money market instruments, debt securities, loan participations or other securities, including equity securities and securities that are rated below investment grade by the requisite nationally recognized statistical rating organizations or unrated securities of comparable quality. High yield securities (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.

FUNDAMENTAL INVESTMENT OBJECTIVES
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objective for each of the Liquid Assets Money Market Fund and Municipal Money Market Fund is fundamental. The investment objective for each of the California Municipal Money Market Fund and New York Municipal Money Market Fund is non-fundamental and may be changed without the consent of a majority of the outstanding shares of that Fund.

INVESTMENT RISKS

There can be no assurance that a Fund will achieve its investment objectives.

The main risks associated with investing in the Funds are summarized in “Risk/Return Summaries” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Funds are described below.

Please note that the Funds also may use strategies that are not described in this section, but which are described in the Statement of Additional Information.

Interest Rate Risk. Although each Fund is generally less sensitive to interest rate changes than are funds that invest in longer-term securities, changes in short-term interest rates will cause changes to that Fund’s yield. In addition, a low-interest rate environment may prevent a Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. There is a risk that the issuer of a security, or the counterparty to a contract, repurchase agreement or other investment, will default or otherwise become unable to honor a financial obligation. The price and liquidity of a security can also be adversely affected if either its credit status or the market environment generally deteriorates and the probability

JULY 1, 2013	17

More About the Funds (continued)

of default rises. The value of your investment could decline as a result of these events.

Mortgage-Related and Other Asset-Backed Securities Risk. (applicable to Liquid Assets Money Market Fund) Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase/decrease the income available for distributions by a Fund and the Fund’s yield. When mortgages and other obligations are prepaid and when securities are called, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, a Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, a Fund may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”.

Government Securities Risk. A Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to a Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Redemption Risk. A Fund could experience a loss and the Fund’s net asset value may be affected when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. A Fund may be forced to sell its holdings when shareholders of the Fund make relatively large redemption requests. Furthermore, when markets are illiquid, a Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Repurchase Agreement Risk. There is a risk that the counter-party to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by a Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. For example, certain repurchase agreements a Fund may enter into may or may not be subject to an automatic stay in bankruptcy proceedings. As a result of the automatic stay, to the extent applicable, a Fund could be prohibited from selling the collateral in the event of a counterparty’s bankruptcy unless the Fund is able to obtain the approval of the bankruptcy court. In addition, to the extent that a repurchase agreement is secured by collateral other than cash and government securities (“Non-Traditional Collateral”), these risks may be magnified and the value of Non-Traditional Collateral may be more volatile or less liquid thereby increasing the risk that a Fund will be unable to recover fully in the event of a counterparty’s default. High yield securities (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.

Foreign Securities Risk. (applicable to Liquid Assets Money Market Fund) To the extent that the Fund invests in foreign securities, these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of some foreign markets, all of which could adversely

18	J.P. MORGAN MONEY MARKET FUNDS

affect the Fund’s investments in a foreign country. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Structured Product Risk. (applicable to Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund) Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to a Fund.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on a Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease a Fund’s income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality author-

izes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Factors contributing to the economic stress on municipalities may include lower property tax collections as a result of lower home values, lower sales tax revenue as a result of consumers cutting back spending, and lower income tax revenue as a result of a higher unemployment rate. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for a Fund to sell the security at the time and the price that normally prevails in the market. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of a Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these obligations could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. For example, Chapter 9 of the Bankruptcy Code provides a financially distressed municipality protection from its creditors while it develops and negotiates a plan for reorganizing its debts. “Municipality” is defined broadly by the Bankruptcy Code as a “political subdivision or public agency or instrumentality of a state” and may include various issuers of obligations in which a Fund invests. The reorganization of a municipality’s debts may include extending debt maturities, reducing the amount of principal or interest, refinancing the debt or taking other measures, which may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of a Fund’s investments.

There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for a Fund to be able to invest in accordance with its normal investment policies.

Interest on municipal obligations, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.

When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. (applicable to Liquid Assets Money Market Fund) The Fund may purchase or sell securities which it

JULY 1, 2013	19

More About the Funds (continued)

is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Risk of California Obligations. (applicable to California Municipal Money Market Fund) Because the Fund primarily invests in issuers in the State of California, its political subdivisions, authorities, and agencies, its performance will be affected by the fiscal and economic health of that state and its municipalities. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California’s governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, manufacturing, entertainment, agriculture, tourism, construction and services, and may be sensitive to economic problems affecting those industries.

During the recent recession, California experienced a significant economic downturn. Although some signs of recovery have emerged, this recovery may be slow as the state continues to face financial difficulties due to weakened economic conditions. Any deterioration of California’s fiscal situation could increase the risk of investing in California municipal securities, including the risk of potential issuer default, and could heighten the risk that the prices of California municipal securities, and the Fund’s net asset value and/or yield, will experience greater volatility. Furthermore, any such deterioration could result in a downgrade of the credit rating of an issuer of California municipal securities. Future downgrades could reduce the market value of the securities held by the Fund, which could adversely affect the Fund’s performance.

Risk of New York Obligations. (applicable to New York Municipal Money Market Fund) Because the Fund invests primarily in municipal obligations issued by the State of New York, its political subdivisions, authorities, and agencies, its performance will be affected by the fiscal and economic health of that state and its municipalities. Additionally, as the nation’s financial capital, New York’s economy is heavily dependent on the financial sector and may be sensitive to economic problems affecting the sector. New York also faces a particularly large degree of uncertainty from interest rate risk and equity market volatility. The New York economy tends to be more sensitive to monetary policy actions and to movements in the national and world economies than the economies of other states.

During the recent recession, New York experienced a significant economic downturn. Although some signs of recovery have emerged, this recovery may be slow as the state continues to face financial difficulties due to weakened economic conditions. Any deterioration of New York’s fiscal situation could increase the risk of investing in New York municipal securities, including the risk of potential issuer default, and could heighten the risk that the prices of New York municipal securities, and the Fund’s net asset value and/or yield, will experience greater volatility. Furthermore, any such deterioration could result in a downgrade of the credit rating of an issuer of New York municipal securities. Future downgrades could reduce the market value of the securities held by the Fund, which could adversely affect the Fund’s performance.

For more information about risks associated with the types of investments that the Funds purchase, please read the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Funds may hold all or most of their total assets in cash for temporary defensive purposes. This may result in a lower yield and prevent the Funds from meeting their investment objectives.

Municipal Money Market Fund

Up to 20% of the Fund’s total net assets may be invested in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements. The Fund may exceed this 20% limit for temporary defensive purposes.

California Municipal Money Market Fund

Up to 20% of the Fund’s total assets may be invested in non-California municipal obligations, subject to California personal income taxes, or in securities subject to federal income tax or the federal alternative minimum tax, such as taxable money market instruments or repurchase agreements. The Fund may exceed this limit for temporary defensive purposes. For example, when suitable municipal obligations are unavailable, the Fund may buy municipal obligations from other states. These would generally be subject to California personal income taxes.

New York Municipal Money Market Fund

Up to 20% of the Fund’s total assets may be invested in non-New York municipal obligations, subject to New York personal income taxes, or in securities subject to federal income tax or the federal alternative minimum tax, such as taxable money market instruments or repurchase agreements. The Fund may exceed this limit for temporary defensive purposes. For example, when suitable municipal obligations are unavailable the Fund may buy municipal obligations from other

20	J.P. MORGAN MONEY MARKET FUNDS

states. These would generally be subject to New York State and New York City personal income taxes.

Temporary Defensive Position Risk

Liquid Assets Money Market Fund

If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund

If a Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.

ADDITIONAL HISTORICAL PERFORMANCE INFORMATION

Some of the companies that provide services to the Funds have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

Each Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality, and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on SEC rules then in-effect and is not an indication of future returns.

Liquid Assets Money Market Fund

Historical performance for the E*TRADE Class Shares prior to 1/1/10 in the bar chart and 1/8/09 in the table is based on the performance of the Fund’s Investor Shares, which invest in the same portfolio of securities. Investor Shares are not offered in this prospectus. Prior class performance for the Investor Shares has been adjusted to reflect differences in expenses between the classes.

Municipal Money Market Fund

Historical performance for the E*TRADE Class Shares prior to 1/1/07 in the bar chart and 1/17/06 in the table is based on the performance of the Fund’s Premier Shares, which invest in the same portfolio of securities. Premier Shares are not offered in this prospectus. Prior class performance for the Premier Shares has been adjusted to reflect differences in expenses between the classes.

California Municipal Money Market Fund

Historical performance for the E*TRADE Class Shares prior to 1/1/07 in the bar chart and 1/17/06 in the table is based on the performance of the Fund’s Morgan Shares, which invest in the same portfolio of securities. Morgan Shares are not offered in this prospectus. The actual returns of the E*TRADE Class Shares would have been lower than those shown because E*TRADE Class Shares have higher expenses than Morgan Shares.

New York Municipal Money Market Fund

Historical performance for the E*TRADE Class Shares prior to 1/1/07 in the bar chart and 1/17/06 in the table is based on the performance of the Fund’s Reserve Shares, which invest in the same portfolio of securities. Reserve Shares are not offered in this prospectus. The actual returns of the E*TRADE Class Shares would have been lower than the returns shown because E*TRADE Class Shares have higher expenses than Reserve Shares.

JULY 1, 2013	21

The Funds’ Management and Administration

The California Municipal Money Market Fund and New York Municipal Money Market Fund are series of JPMorgan Trust I (JPMT I) and the Liquid Assets Money Market Fund and Municipal Money Market Fund are series of JPMorgan Trust II (JPMT II). Each Trust is a Delaware statutory trust. Each Trust is governed by Trustees who are responsible for overseeing all business activities of their Funds. In addition to the Funds, each Trust consists of other series representing separate investment funds (each, a “J.P. Morgan Fund”).

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. A Financial Intermediary (as described below) who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Funds and makes the day-to-day investment decisions for the Funds.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.

During the most recent fiscal period ended 2/28/13, JPMIM was paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:

Liquid Assets Money Market Fund	0.08%
Municipal Money Market Fund	0.08
California Municipal Money Market Fund	0.08
New York Municipal Money Market Fund	0.08

A discussion of the basis the Trustees of each Trust used in reapproving the investment advisory agreements for the Funds is available in the semi-annual reports for the most recent fiscal period ended August 31.

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the other service providers of the Funds. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.10% of the first $100 billion of average daily net assets of all money market funds in the J.P. Morgan Funds Complex plus 0.05% of average daily net assets of such Funds over $100 billion.

The Funds’ Shareholder Servicing Agent

JPMT I and JPMT II, on behalf of the Funds, have entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.30% of the average daily net assets of E*TRADE Class Shares of each Fund. JPMDS has entered into service agreements with E*TRADE Securities LLC or its affiliate (E*TRADE Securities) under which it will pay all or a portion of the 0.30% annual fees to E*TRADE Securities for performing shareholder and administrative services. The amount payable for “service fees” (as defined by the Financial Industry Regulatory Authority (FINRA)) does not exceed 0.25% of the average annual net assets attributable to the E*TRADE Class Shares of each Fund.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM and the Administrator.

Each of the Funds has adopted a Rule 12b-1 distribution plan under which they pay annual distribution fees of up to 0.60% of the average daily net assets attributable to E*TRADE Class Shares.

Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to E*TRADE Securities under an agreement with the Distributor to sell shares of the

Funds. Payments are not tied to the amount of actual expenses incurred.

Because Rule 12b-1 expenses are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of

JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries, including an affiliate of E*TRADE Securities, for services provided to customers who invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers,

22	J.P. MORGAN MONEY MARKET FUNDS

brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial

Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

JULY 1, 2013	23

How Your Account Works

Each Fund’s E*TRADE Class Shares are offered only to clients of E*TRADE Securities. E*TRADE Class Shares may not be purchased directly by individuals, although E*TRADE Securities may purchase E*TRADE Class Shares for accounts maintained by individuals who generally have elected E*TRADE Class Shares as a “sweep” investment. Individuals for whom E*TRADE Securities purchases Fund shares should contact E*TRADE Securities to purchase or sell Fund shares. E*TRADE Securities may impose policies, limitations and fees which are different than those described herein.

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy E*TRADE Class Shares of these Funds.

The price you pay for your shares is the net asset value (NAV) per share of the class. NAV is the value of everything a class of a Fund owns, minus everything the class owes, divided by the number of shares of that class held by investors. The Funds seek to maintain a stable NAV per share of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities provided that certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation fairly reflects the market-based net asset value per share of the Fund. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of each cut-off time each day the Funds are accepting orders. You will pay the next NAV per share calculated after J.P. Morgan Institutional Funds Service Center accepts the order.

Shares are available on any business day that the Federal Reserve Bank of New York (Federal Reserve) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. A Fund may also close on days when the Federal Reserve is open and the New York Stock Exchange (NYSE) is closed, such as Good Friday. On any business day when the Securities Industry and Financial Markets Association (SIFMA) recommends that the securities markets close trading early, a Fund may close early.

On occasion, the NYSE closes before 4:00 p.m. Eastern Time (ET). When the NYSE closes early, a Fund may also elect to close early and purchase orders accepted by the Fund after the early closing will be effective the following business day. Each Fund, however, may elect to remain open following an early close of the NYSE. If a purchase order is accepted by the Fund before the Fund’s close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will become effective following the Fund’s next calculation of its NAV. Purchase orders accepted after a Fund’s final calculation of NAV for the day will be effective the following business day.

Your purchase through E*TRADE Securities will be processed at the next price following receipt of the order from E*TRADE Securities and acceptance by a Fund, which may not occur on the day that the order is submitted to E*TRADE Securities.

The NAV of each class of shares is generally calculated as of the following times each day the Funds are accepting purchase orders and redemption requests (each such time, including the final of such times each day, a cut-off time): for Liquid Assets Money Market Fund, 8:00 A.M., 9:00 A.M, 10:00 A.M., 11:00 A.M., 12:00 P.M., 1:00 P.M., 2:00 P.M., 3:00 P.M, 4:00 P.M. and 5:00 P.M. ET; and for each of Municipal Money Market Fund, California Municipal Money Market Fund, and New York Municipal Money Market Fund, 8:00 A.M., 9:00 A.M, 10:00 A.M., 11:00 A.M. and 12:00 P.M. ET.

If a Fund accepts your purchase order and receives payment the same day, as described below, your order will be processed at the price calculated at the next cut-off time and you will be entitled to all dividends declared on that day. If the Fund accepts your purchase order after the final cut-off time for a day, it will be processed at the next day’s first calculated price. If the Fund does not receive payment on the same day that your order is placed, as described below, you will not be entitled to any dividends declared on that day.

The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time. In addition, in its discretion, the Board of Trustees of the Funds may elect to calculate the price of a Fund’s shares once per day. Under certain circumstances, the Board of Trustees has delegated to management the ability to temporarily suspend one or more cut-off times for a Fund, other than the last cut-off time of the day.

Share ownership is electronically recorded; therefore, no certificate will be issued.

E*TRADE Securities will be responsible for transmitting your purchase order and payment to a Fund by the applicable deadlines. E*TRADE Securities may have earlier cut-off times for purchase orders. In addition, E*TRADE Securities may be closed at times when the Fund is open.

In order to receive a dividend on the day that you submit your order, a Fund must receive “federal funds” or other immediately available funds by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. ET) on the same business day the purchase order is placed. In the event that an order is placed by a cut-off time specified above and payment through federal funds or other immediately available funds is not received by the Fund by the close of the Federal Reserve wire

24	J.P. MORGAN MONEY MARKET FUNDS

transfer system or other immediately available funds that same day, you will not accrue a dividend on that day and the Fund reserves the right to cancel your purchase order and you will be liable for any resulting losses or fees incurred by the Fund or the Fund’s transfer agent. If you pay by other acceptable methods, before the final cut-off time on a day, we will process your order that day, but you will not receive any dividends declared on that day. Payments received electronically from E*TRADE Securities on your behalf for trades accepted by the Fund will begin to receive dividends the day payment is received by the Fund.

General

The J.P. Morgan money market funds (including the Funds in this prospectus) are intended for short-term investment horizons, and do not monitor for market timers or prohibit short-term trading activity. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

An affiliate of E*TRADE Securities will be paid by JPMDS to assist you in establishing your account, executing transactions and monitoring your investment. E*TRADE Securities may provide the following services in connection with their customers’ investments in the Funds:

•	Acting directly or through an agent, as the sole shareholder of record.

•	Maintaining account records for customers.

•	Processing orders to purchase, redeem or exchange shares for customers.

•	Responding to inquiries from shareholders.

•	Assisting customers with investment procedures.

Federal law requires all financial institutions, including E*TRADE Securities, to obtain, verify and record information that identifies each person who opens an account. When you open an account, you will be asked for certain information. Your Account Application is required by law to be rejected if the required identifying information is not provided. Once all required information is received, federal law requires that your identity be verified. After an account is opened, your ability to purchase additional shares may be restricted until your identity is verified. If your identity cannot be verified within a reasonable time, your account may be closed and redeemed at the NAV per share next calculated after the account is closed.

SELLING FUND SHARES

You can sell your shares on any day that the Funds are open for business. You will receive the NAV per share calculated at the next cut-off time after the Fund receives your order.

A redemption order must be in good order and supported by all appropriate documentation and information in proper form. The Funds may refuse to honor incomplete orders.

Under normal circumstances, if a Fund receives your order before the Fund’s final daily cut-off time, the Fund will make available to you the proceeds that same business day by wire. Proceeds may be made available throughout the day following the calculation of NAVs. For trades submitted through E*TRADE Securities, it is the responsibility of each Financial Intermediary to submit orders to the Fund by the final daily cut-off time in order to receive proceeds that same business day by wire. Otherwise, except as set forth in the section “Suspension of Redemptions” below, your redemption proceeds will be paid within seven days (one day for the JPMorgan Liquid Assets Money Market Fund) after the Fund receives the redemption order. Shareholders that redeem shares and purchase additional shares on the same day will receive dividends as set forth above under ‘‘Buying Fund Shares’’. Dividends will not accrue on shares that are redeemed and paid on a same day basis. Other redeeming shareholders will accrue dividends on the redemption date.

Contact E*TRADE Securities about which Fund’s shares you want to sell. Once the Fund accepts your order, supported by all appropriate documentation and information in good order, from E*TRADE Securities, the Fund will process it at the NAV calculated at the next cut-off time. The Fund may or may not receive the required documentation on the same day it is submitted to E*TRADE Securities. E*TRADE Securities may charge you for this service.

E*TRADE Securities may have earlier cut-off times for redemption orders.

Redemptions-In-Kind

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, a Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, a Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

OTHER INFORMATION CONCERNING THE FUNDS

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

JULY 1, 2013	25

How Your Account Works (continued)

Suspension of Redemptions

The Funds may suspend your ability to redeem or may postpone payment for more than seven days (one day for the JPMorgan Liquid Assets Money Market Fund) when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit (with regard to JPMorgan Liquid Assets Money Market Fund, upon the occurrence of any of the conditions set forth under Section 22(e) of the Investment Company Act of 1940);

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

If the Board of Trustees, including a majority of the Independent Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based NAV per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may suspend redemptions and payments in order to facilitate the permanent termination of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

26	J.P. MORGAN MONEY MARKET FUNDS

Shareholder Information

DISTRIBUTIONS AND TAXES

Each Fund has elected to be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Each Fund can earn income and realize capital gain. Each Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

Each Fund declares dividends of net investment income, if any, daily, so your shares can start earning dividends on the day you buy them. Each Fund distributes such dividends monthly in the form of additional Fund shares of the same class, unless you tell us that you want distributions in cash or as a deposit in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. For each taxable year, each Fund will distribute substantially all of its net investment income and short-term capital gain.

For federal income tax purposes, dividends of net investment income (other than “exempt-interest dividends” as described below) and any net short-term capital gain, generally are taxable as ordinary income. If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund’s total assets consists of tax-exempt interest obligations, the Fund will be eligible to designate distributions of interest derived from tax-exempt interest obligations as “exempt-interest dividends.” Properly reported exempt-interest dividends paid by the California Municipal Money Market Fund, New York Municipal Money Market Fund and Municipal Money Market Fund generally are not subject to federal income taxes, but may be subject to state and local taxes and may be subject to federal alternative minimum tax, both for individual and corporate shareholders. It is unlikely that dividends from any of the Funds will qualify to any significant extent for the reduced tax rate applicable to qualified dividend income. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes. The state or municipality where you live might not charge you state and local taxes on properly reported exempt-interest dividends earned on certain bonds. You should consult your tax advisor concerning your own tax situation and the state and local tax consequences of investing in a Fund. Shareholders who receive social security or railroad retirement benefits should also consult their tax advisors to determine what effect, if any, an investment in any of the Funds may have on the federal taxation of their benefits. Exempt-interest dividends are generally included in income for purposes of determining the amount of benefits that are taxable.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares, but excluding any exempt interest dividends from a Fund) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

If you receive distributions that are properly reported as capital gain dividends, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. Each Fund expects substantially all of its distributions of capital gain to be attributable to short-term capital gain which is taxed as ordinary income. No Fund expects to realize long-term capital gain or loss.

A Fund’s investments in certain debt obligations and asset backed securities may require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so.

Regarding the Liquid Assets Money Market Fund, the Fund’s investment in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield would be decreased.

The information below is only a general summary based on current statutes and regulations as well as current policies of each state, all of which may change, possibly with retroactive effect. You should consult your tax advisor concerning your own tax situation and the state and local tax consequences of investing in the Funds.

California Taxes. California personal income tax law provides that dividends paid by a regulated investment company, or series thereof, from interest on obligations that would be exempt from California personal income tax if held directly by an individual, are excludable from gross income if such dividends are reported by the Fund as such exempt-interest dividends in written statements furnished to shareholders. In general, such exempt obligations will include California exempt and U.S. exempt obligations. Moreover, for a Fund to qualify to pay such exempt-interest dividends under California law, at least 50% of the value of its assets must consist of such exempt obligations at the close of each quarter of its fiscal year and such Fund must be qualified as a regulated investment company. Distributions to individual shareholders derived from items other than exempt-interest described above will be subject to California personal income tax. In addition, corporate shareholders should note that dividends will not be exempt from California corporate franchise tax and may not be exempt

JULY 1, 2013	27

Shareholder Information (continued)

from the California corporate income tax. California has an alternative minimum tax similar to the federal alternative minimum tax. However, the California alternative minimum tax does not include interest from private activity municipal obligations as an item of tax preference. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of a Fund will not be deductible for California personal income tax purposes. Under California law, exempt-interest dividends (including some dividends paid after the close of the year as described in Section 855 of the Internal Revenue Code of 1986, as amended (the “Code”)) may not exceed the excess of (A) the amount of interest received by the fund which would be tax-exempt interest if the obligations on which the interest was paid were held by an individual over (B) the amount that would be considered expenses related to exempt income and thus would not be deductible under California personal income tax law. Investors should consult their tax advisors about other state and local tax consequences of the investment in the Fund.

New York Taxes. Dividends received from the New York Municipal Money Market Fund that are derived from interest attributable to obligations of the State of New York or certain other governmental entities (for example, the Commonwealth of Puerto Rico or the U.S. Virgin Islands), the interest on which was excludable from gross income for purposes of both federal income taxation and New York State and City personal income taxation (“New York Tax-Exempt Bonds”) and designated as such, generally are exempt from New York State and New York City personal income tax as well as from the New York City unincorporated business tax (but not New York State corporate franchise tax or the New York City general corporate tax), provided that such dividends constitute exempt-interest dividends under Section 852(b)(5) of the Code, as amended. Dividends and other distributions (aside from exempt-interest dividends derived from New York Tax-Exempt Bonds) generally are not exempt from New York State and New York City taxes. For New York State and City tax purposes, distributions of net long-term capital gain will be taxable at the same rates as ordinary income. Distributions by the Fund from investment income and capital gains, including exempt-interest dividends, also generally are included in a corporation’s net investment income for purposes of calculating such corporation’s obligations under the New York State franchise tax and the New York City general corporation tax, if received by a corporation subject to those taxes, and will be subject to such taxes to the extent that a corporation’s net investment income is allocated to New York State and/or New York City. To the extent that investors are subject to state and local taxes outside of New York State, all dividends paid by the Fund may be taxable income for purposes thereof. To the extent that the Fund’s dividends are derived from interest attributable to the obligations of any other state or of a political subdivision of any such other state or are derived from capital gains, such dividends generally will not be exempt from New York State or New York City tax. The

New York AMT excludes tax-exempt interest as an item of tax preference. Interest incurred to buy or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes. The foregoing is a general summary of the New York State and New York City tax consequences of investing in the Fund. Investors should consult their tax advisors about other New York and state and local tax consequences of investment in the Fund.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to each Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax withholding on distributions by the Funds, as discussed in the Statement of Additional Information.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of the tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

IMPORTANT TAX REPORTING CONSIDERATIONS
Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is required to report gains and losses to the IRS in connection with redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and/or account statements. Please review these statements carefully. The Funds will correct errors if notified within 10 days of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are

28	J.P. MORGAN MONEY MARKET FUNDS

older than two years. Please retain all of your statements, as they could be needed for tax purposes.

After each fiscal half-year, you will receive a financial report from the Funds or your Financial Intermediary. In addition, the Funds or your Financial Intermediary will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to E*TRADE Securities LLC, Harborside Financial Center, 501 Plaza II, 34 Exchange Place, Jersey City, NJ 07311 or call 1-800-ETRADE-1 (1-800-387-2331).

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by each Fund to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 will be available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

Each business day, each Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the prior business day.

Not later than 60 days after the end of each fiscal quarter, each Fund will make available, upon request, a complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com/ETRADE and on the SEC’s website at www.sec.gov.

Not later than five business days after the end of each calendar month, each Fund will post detailed information regarding its portfolio holdings, as well as its dollar-weighted average maturity and dollar-weighted average life, as of the last day of that month on the J.P. Morgan Funds’ website at www.jpmorganfunds.com/ETRADE and provide a link to the SEC website where the most recent twelve months of publicly available information filed by the Fund may be obtained.

In addition, not later than five business days after the end of each calendar month, each Fund will file a schedule of detailed information regarding its portfolio holdings as of the last day of that month with the SEC. These filings will be publicly available on a delayed basis on the J.P. Morgan Funds’ website at www.jpmorganfunds.com/ETRADE and the SEC’s website 60 days after the end of each calendar month.

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

In addition, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website at www.jpmorganfunds.com or on the J.P. Morgan external websites.

On each business day, all Funds will post their level of weekly liquid assets as of the prior business day and the Funds (other than tax free and municipal money market funds) will post their level of daily liquid assets as of the prior business day on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

DISCLOSURE OF MARKET-BASED NET ASSET VALUE

On each business day, each of the Funds will post its market-based NAV per share (Market-Based NAV) for the prior business day, as calculated using current market quotations (or an appropriate substitute that reflects current market conditions) to value its NAV per share to four decimal places on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

The Market-Based NAV will be provided for informational purposes only. For purposes of transactions in the shares of each Fund, in accordance with Rule 2a-7, the price for shares will continue to be the NAV per share of the applicable share class, calculated using the amortized cost method to two decimals, as described under “How Your Account Works.”

JULY 1, 2013	29

What the Terms Mean

Asset-backed securities: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

Commercial paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

Demand notes: Debt securities with no set maturity date. The investor can generally demand payment of the principal at any time.

Distribution fee: Covers the cost of the distribution system used to sell shares to the public.

Dollar-weighted average maturity: The average maturity of the Fund is the average amount of time until the organization(s) that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity date.

Dollar-weighted average life: The dollar weighted average portfolio maturity without reference to the exceptions used for variable or floating rate securities regarding the use of the date of interest rate resets in lieu of the security’s actual maturity date.

Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

Liquidity: The ability to easily convert investments into cash without losing a significant amount of money in the process.

Management fee: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund’s investments.

Municipal lease obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of general obligations of the municipality.

Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. Interest on certain municipal obligations, generally issued as general obligation and revenue bonds, is exempt from federal taxation and state and/or local taxes in the state where issued.

Other expenses: Miscellaneous items, including transfer agency, administration, custody and registration fees.

Repurchase agreement: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

Reverse repurchase agreement: Contract whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

Shareholder service fee: A fee to cover the cost of paying Financial Intermediaries to provide certain support services for your account.

U.S. government securities: Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government or its agencies or instrumentalities for the timely payment of principal and interest.

Variable rate securities: Securities whose interest rates are periodically adjusted.

30	J.P. MORGAN MONEY MARKET FUNDS

This Page Intentionally Left Blank.

JULY 1, 2013	31

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the respective Fund’s annual report, which is available upon request.

To the extent that a Fund invests in other funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

E*TRADE Class Shares
		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Liquid Assets Money Market Fund
Year Ended February 28, 2013	$1.00	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2011	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2010	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
January 8, 2009 (d) through February 28, 2009	1.00	—	(e)	—		—	(e)	—	(e)	—		—	(e)

Municipal Money Market Fund
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2011	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2010	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2009	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(d)	Commencement of offering of class of shares.
(e)	Amount rounds to less than $0.01.
(f)	Includes insurance expense of 0.03%.
(g)	Includes insurance expense of 0.02%.

32	J.P. MORGAN MONEY MARKET FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses (c)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.05%	$2,446,643	0.27%		0.05%	1.07%
1.00	0.05	199,806	0.26		0.05	1.07
1.00	0.06	187,244	0.29		0.05	1.07
1.00	0.03	179,380	0.32		0.05	1.06
1.00	0.06	1,761	1.03	(f)	0.21	1.09

1.00	0.01	1,874,152	0.28		0.01	1.07
1.00	0.01	1,736,816	0.31		0.01	1.07
1.00	0.02	1,696,495	0.36		0.01	1.07
1.00	0.01	1,557,507	0.63	(g)	0.01	1.09
1.00	1.06	1,370,189	0.99	(g)	1.08	1.09

JULY 1, 2013	33

Financial Highlights (continued)

E*TRADE Class Shares
	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
California Municipal Money Market Fund
Year Ended February 28, 2013	$1.00	$—	(a)	$—	(a)	$—	(a)	$—	(a)	$—	(a)	$—	(a)
Year Ended February 29, 2012	1.00	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Year Ended February 28, 2011	1.00	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Year Ended February 28, 2010	1.00	—	(a)	—	(a)	—	(a)	—	(a)	—		—	(a)
Year Ended February 28, 2009	1.00	0.01		—	(a)	0.01		(0.01)		—		(0.01)

New York Municipal Money Market Fund
Year Ended February 28, 2013	1.00	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Year Ended February 29, 2012	1.00	—	(a)	—	(a)	—	(a)	—	(a)	—		—	(a)
Year Ended February 28, 2011	1.00	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Year Ended February 28, 2010	1.00	—	(a)	—	(a)	—	(a)	—	(a)	—		—	(a)
Year Ended February 28, 2009	1.00	0.01		—	(a)	0.01		(0.01)		—		(0.01)
(a)	Amount rounds to less than $0.01.
(b)	Includes insurance expense of 0.02%.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.

34	J.P. MORGAN MONEY MARKET FUNDS

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets end of period (000’s)	Net expenses (c)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%	$925,909	0.22%		0.01%	1.07%
1.00	0.01	889,873	0.20		0.01	1.07
1.00	0.07	847,499	0.30		0.01	1.07
1.00	0.01	702,599	0.43	(b)	0.01	1.09
1.00	0.89	618,240	0.96	(b)	0.92	1.09

1.00	0.02	370,470	0.24		0.01	1.07
1.00	0.01	326,423	0.25		0.01	1.07
1.00	0.11	310,036	0.34		0.01	1.07
1.00	0.01	293,356	0.57	(b)	0.01	1.09
1.00	0.86	251,873	0.98	(b)	0.89	1.08

JULY 1, 2013	35

Additional Fee and Expense Information

ADDITIONAL FEE AND EXPENSE INFORMATION

FOR JPMT II FUNDS AND FORMER ONE GROUP MUTUAL FUNDS

In connection with the 2004 final settlement between Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA), with the New York Attorney General arising out of market timing of certain mutual funds advised by BOIA, BOIA agreed, among other things, to disclose hypothetical information regarding investment and expense information to Fund shareholders. The hypothetical examples are provided for JPMT II Funds or those Funds that have acquired the assets and liabilities of a JPMT II Fund or a series of One Group Mutual Funds.

The “Gross Expense Ratio” includes the contractual expenses that make up the investment advisory, administration and shareholder servicing fees, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable.

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Liquid Assets Money Market Fund	E*TRADE	1.00%	1.07%
JPMorgan Municipal Money Market Fund	E*TRADE	1.00%	1.07%

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On July 1, 2013, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•

The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Fund and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.

“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each 12-month period (year) ended June 30 would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Net Annual Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.

Your actual costs may be higher or lower than those shown.

36	J.P. MORGAN MONEY MARKET FUNDS

JPMorgan Liquid Assets Money Market Fund

	E*TRADE Class Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2014	$102	5.00%	4.00%	4.00%
June 30, 2015	113	10.25	8.09	3.93
June 30, 2016	118	15.76	12.34	3.93
June 30, 2017	123	21.55	16.75	3.93
June 30, 2018	127	27.63	21.34	3.93
June 30, 2019	132	34.01	26.11	3.93
June 30, 2020	138	40.71	31.06	3.93
June 30, 2021	143	47.75	36.21	3.93
June 30, 2022	149	55.13	41.57	3.93
June 30, 2023	154	62.89	47.13	3.93

JPMorgan Municipal Money Market Fund

	E*TRADE Class Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2014	$102	5.00%	4.00%	4.00%
June 30, 2015	113	10.25	8.09	3.93
June 30, 2016	118	15.76	12.34	3.93
June 30, 2017	123	21.55	16.75	3.93
June 30, 2018	127	27.63	21.34	3.93
June 30, 2019	132	34.01	26.11	3.93
June 30, 2020	138	40.71	31.06	3.93
June 30, 2021	143	47.75	36.21	3.93
June 30, 2022	149	55.13	41.57	3.93
June 30, 2023	154	62.89	47.13	3.93

JULY 1, 2013	37

HOW TO REACH US

For Shareholder Inquiries:

By telephone

Call E*TRADE Securities LLC at 1-800-ETRADE-1

(1-800-387-2331)

By mail

Write to:

E*TRADE Securities LLC

Harborside Financial Center

501 Plaza II

34 Exchange Place

Jersey City, NJ 07311

On the Internet

www.etrade.com

<http://www.etrade.com/>

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC

Washington, DC 20549-1520

1-202-551-8090

E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information by calling 1-800-766-7722 or writing to:

J.P. Morgan Institutional Funds Service Center

500 Stanton Christiana Road, 3-OPS3

Newark, DE 19713

You can also find information online at www.jpmorganfunds.com.

Investment Company Act File Nos.

JPMorgan Trust I	811-21295
JPMorgan Trust II	811-4236

©JPMorgan Chase & Co. 2013. All rights reserved. July 2013. 0713-JPMPRS5-P51662

J.P. Morgan Money Market Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

July 1, 2013

JPMORGAN TRUST I (“JPMT I”)

Fund Name

  JPMorgan Prime Money
Market Fund (“Prime Money Market Fund”)

JPMorgan Federal Money Market Fund (“Federal Money Market Fund”)

JPMorgan 100%
U.S. Treasury Securities Money Market Fund (“100% U.S. Treasury Securities Money Market Fund”)

JPMorgan Tax Free Money Market Fund (“Tax Free Money Market Fund”)

 JPMorgan California Municipal Money Market Fund (“California Municipal
Money Market Fund”)

  JPMorgan New
York Municipal Money Market Fund (“New York Municipal
Money Market Fund”)

  JPMorgan Current Yield
Money Market Fund (“Current Yield Money Market Fund”)

Capital

CJPXX

CJTXX

JCCXX

Institutional Class

JINXX

JFMXX

JTSXX

JTFXX

JCIXX

Agency

VMIXX

VFIXX

VPIXX

VTIXX

Premier

VPMXX

VFPXX

VHPXX

VXPXX

Investor

JPIXX

Morgan

VMVXX

VFVXX

HTSXX

VTMXX

VCAXX

VNYXX

Reserve

JRVXX

JFRXX

RJTXX

RTJXX

JNYXX

Class B

CPBXX

Class C

JXCXX

Cash Management

JCMXX

Service

JPSXX

JTVXX

JCVXX

JNVXX

Direct

JMDXX

JTDXX

E*TRADE Class

JCEXX

JNEXX

Eagle Class

JPEXX

JTEXX

IM Shares

JIMXX

SAI-MMKT-713

JPMORGAN TRUST II (“JPMT II”)

Fund Name

JPMorgan Liquid Assets Money Market Fund (“Liquid Assets Money Market Fund”)

  JPMorgan U.S. Government Money Market Fund (“U.S. Government
Money Market Fund”)

JPMorgan U.S. Treasury Plus Money Market Fund (“U.S. Treasury Plus Money Market Fund”)

JPMorgan Municipal Money Market Fund (“Municipal Money Market Fund”)

  JPMorgan Michigan Municipal Money Market Fund
(“Michigan Municipal Money Market Fund”)

  JPMorgan Ohio Municipal Money Market Fund (“Ohio Municipal
Money Market Fund”)

Capital

CJLXX

OGVXX

Institutional Class

IJLXX

IJGXX

IJTXX

IJMXX

Agency

AJLXX

OGAXX

AJTXX

JMAXX

Premier

PJLXX

OGSXX

PJTXX

HTOXX

WMIXX

OGOXX

Investor

HLPXX

JGMXX

HGOXX

Morgan

MJLXX

MJGXX

MJTXX

MJMXX

MMJXX

JOMXX

Reserve

HPIXX

RJGXX

HTIXX

OGIXX

PEMXX

HOIXX

Class B

OPBXX

OTBXX

Class C

OPCXX

OTCXX

Service

OPSXX

SJGXX

JPVXX

SJMXX

JOSXX

Direct

JGDXX

JUDXX

E*TRADE Class

JLEXX

JMEXX

Eagle Class

JJGXX

JRTXX

IM Shares

MGMXX

MJPXX

(each a “Fund,” and collectively, the “Money Market Funds” or “Funds”)

This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectuses for the Funds dated July 1, 2013, as supplemented from time to time (collectively, the “Prospectuses”). Additionally, this SAI incorporates by reference the audited financial statements dated February 28, 2013, included in the annual Shareholder

Reports relating to the Funds (the “Financial Statements”). The Prospectuses and the Financial
Statements, including the Independent Registered Public Accounting Firm’s reports, are available without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Funds’
distributor, at 460 Polaris Parkway, Westerville, Ohio, 43082.

This SAI is divided into two Parts — Part I and Part
II. Part I of this SAI contains information that is particular to each Fund. Part II of this SAI contains information that generally applies to the Funds and other J.P. Morgan Funds. For more information about the Funds or the Financial Statements, simply write or call:

Morgan Shares, Class B Shares and Class C Shares:

Agency Shares, Capital Shares, Cash Management,
IM Shares, Institutional Class Shares, Investor
Shares, Premier Shares, Reserve Shares, Service
Shares, Direct Shares,
Eagle Class Shares and
E*TRADE Class Shares:

  J.P. Morgan Funds Services
 P.O. Box 8528   Boston, MA 02266-8528
1-800-480-4111

  J.P. Morgan Institutional Funds Service Center   500 Stanton Christiana Road, 3-OPS3   Newark, DE 19713
1-800-766-7722

PART I

PRINCIPAL SHAREHOLDERS

Attachment I-A

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trusts and the Funds

JPMT I Historical Information

JPMT I is an open-end, management investment
company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004. Each of the Funds which is a series of JPMT I, except Current Yield Money Market
Fund, is a successor mutual fund to J.P. Morgan Funds that were series of J.P. Morgan Mutual Fund Series at the close of business on February 18, 2005 (“Predecessor JPMorgan Funds”). Each of the Predecessor JPMorgan Funds
operated as a series of J.P. Morgan Mutual Fund Trust (“JPMMFT” or the “Predecessor JPM Trust”) prior to reorganizing and redomiciling as series of J.P. Morgan Mutual Fund Series (“JPMMFS”) on February 18, 2005.

Shareholders of each of the Predecessor Funds approved an Agreement and Plan of Reorganization and Redomiciliation
(“Shell Reorganization Agreements”) between the Predecessor Trust, on behalf of the Predecessor JPMorgan Funds, and JPMMFS, on behalf of its series. Pursuant to the Shell Reorganization Agreements, the Predecessor JPMorgan Funds were reorganized into the corresponding series of JPMMFS effective after the close of business on February 18, 2005 (“Closing Date”).

JPMT II Historical Information

JPMT II is an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated
November 5, 2004. Each of the Funds which are a series of JPMT II were formerly a series of One Group Mutual Funds, a Massachusetts business trust which was formed on May 23, 1985 (“Predecessor OG Funds”). At shareholder meetings held on January 20, 2005 and February 3, 2005, shareholders of One Group Mutual Funds approved the redomiciliation of One Group Mutual Funds as a Delaware statutory trust to be called JPMorgan Trust II. The redomiciliation was effective after the close of business on the closing date.

With respect to events that occurred or payments that were made prior to the
Closing Date, any reference to Fund(s) in this SAI prior to the Closing Date refers to the Predecessor JPMorgan Funds and the Predecessor OG Funds (collectively the “Predecessor Funds”).

J.P. Morgan Funds. After the close of business on February 18, 2005, certain Predecessor JPMorgan Funds and Predecessor
OG Funds merged with and into the Funds listed below. The following list identifies the target funds and the surviving funds:

Target Funds

Surviving Funds

One Group Treasury Only Money Market Fund

JPMorgan 100% U.S Treasury Securities Money Market Fund

One Group U.S. Government Securities Money Market Fund; JPMorgan U.S. Government Money Market Fund

One Group Government Money Market Fund now known as JPMorgan U.S. Government Money Market Fund

JPMorgan Liquid Assets Money Market Fund

One Group Prime Money Market Fund now known as JPMorgan Liquid Assets Money Market Fund

JPMorgan Treasury Plus Money Market Fund

One Group U.S. Treasury Securities Money Market Fund now known as JPMorgan U.S. Treasury Plus Money Market Fund

Fund Names. Prior to February 19, 2005, the following Funds were renamed with the approval of the Board of Trustees:

Former Name

Current Name

One Group Government Money Market Fund

JPMorgan U.S. Government Money Market Fund

One Group Michigan Municipal Money Market Fund

JPMorgan Michigan Municipal Money Market Fund

One Group Municipal Money Market Fund

JPMorgan Municipal Money Market Fund

Part I - 1

One Group Ohio Municipal Money Market Fund

JPMorgan Ohio Municipal Money Market Fund

One Group Prime Money Market Fund

JPMorgan Liquid Assets Money Market Fund

One Group U.S. Treasury Securities Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

JPMorgan California Tax Free Money Market Fund

JPMorgan California Municipal Money Market Fund

JPMorgan New York Tax Free Money Market Fund

JPMorgan New York Municipal Money Market Fund

Effective September 10, 2001, the Board of Trustees of JPMMFT approved the re-naming of the following
Funds:

Current Name

Former Name

JPMorgan Prime Money Market Fund

JPMorgan Prime Money Market Fund II

JPMorgan Federal Money Market Fund

JPMorgan Federal Money Market Fund II

Effective May 1, 2003, the Predecessor JPM Trust was renamed with the approval of the Board of
Trustees to J.P. Morgan Mutual Fund Trust from Mutual Fund Trust.

Share Classes

The Board of Trustees of JPMT I and JPMT II has authorized the issuance and sale of the following share classes of the Funds:

Fund

Capital

Institutional Class

Agency

Premier

Investor

Morgan

Reserve

Class B

Class C

Cash Management

Service

Direct

E*Trade Class

Eagle Class

IM Shares

Prime Money Market Fund

X

X

X

X

X
[1]

X

X

X

X

X

X

X
[6]

X
[7]

X
[8]

Liquid Assets Money Market Fund

X

X

X

X

X
[1]

X

X
[2]

X

X

X

X
[5]

U.S. Government Money Market Fund

X
[3]

X

X
[3]

X
[3]

X
[1]

X

X
[2]

X

X
[6]

X
[7]

X
[8]

U.S. Treasury Plus Money Market Fund

X

X

X

X
[1]

X

X
[2]

X

X

X

X
[6]

X
[7]

X
[8]

Federal Money Market Fund

X

X

X

X

X

100% U.S. Treasury Securities Money Market Fund

X

X

X

X

X

X

X

Tax Free Money Market Fund

X

X

X

X

X

X
[6]

X
[7]

Municipal Money Market Fund

X

X

X
[4]

X

X
[2]

X

X
[5]

California Municipal Money Market Fund

X

X

X
[5]

Michigan Municipal Money Market Fund

X
[4]

X

X
[2]

New York Municipal Money Market Fund

X

X

X

X
[5]

Ohio Municipal Money Market Fund

X
[4]

X

X
[2]

X

Current Yield Money Market Fund

X

X

1
Effective February 19, 2005, Class I Shares of these Funds were redesignated Investor Shares.

2
Effective February 19, 2005, Class A Shares of these Funds were redesignated Reserve Shares. Shareholders who were not utilizing sweep services as of
February 18, 2005 automatically exchanged their Reserve Shares for Morgan Shares.

3
Effective February 19, 2005, Class I Shares, Administrative Class Shares, and Class S Shares of this Fund were redesignated Capital Shares, Agency Shares, and
Premier Shares, respectively.

Part I - 2

4
Effective February 19, 2005, Class I Shares of these Funds were redesignated Premier Shares.

5
E*TRADE Class Shares are available only to clients of E*TRADE Securities, LLC.

6
Direct Shares are available only to clients of SVB Asset Management.

7
Eagle Class Shares are available only to clients of Eagle Asset Management and its affiliates.

8
IM Sharesof the Fund may only be purchased by investment companies, including the J.P. Morgan Funds, registered under the Investment Company Act of 1940, as amended
(the 1940 Act) and/or their wholly-owned subsidiaries (collectively, funds), through a Treasury and Security Services account held with an administered by JPMorgan Chase Bank, N.A.

The shares of the Funds are collectively referred to in this SAI as the “Shares.”

Much of the information contained herein expands upon subjects discussed in the Prospectuses for the respective Funds. No investment in a particular class of Shares of a Fund should be made without first reading that Fund’s Prospectus.

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of each of the Funds in order to enable investors to select the Fund or Funds which best suit their needs.

This SAI provides additional information with respect to the Funds and should be read in conjunction with the relevant
Fund’s current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Funds’ executive offices are located at 270 Park Avenue, New York, NY 10017.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to each Fund.
Part II of this SAI contains information that generally applies to the Funds and other series representing separate investment funds or portfolios of JPMT I, JPMT II, J.P. Morgan Mutual Fund Group (“JPMMFG”), J.P. Morgan Mutual Fund
Investment Trust (“JPMMFIT”), and J.P. Morgan Fleming Mutual Fund Group (“JPMFMFG”) (each a “J.P. Morgan Fund”, and together with the Funds, the “J.P. Morgan Funds”). JPMMFG liquidated effective
November 29, 2012 and is in the process of winding up its affairs. Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s
Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

The Funds are advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management Incorporated (“SCR&M”), and/or sub-advised by J.P. Morgan Private Investment Inc. (“JPMPI”), JF International Management Inc. (“JFIMI”) or Highbridge
Capital Management, LLC (“HCM”). JPMIM, SCR&M, JPMPI, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JPMPI, JFIMI and HCM are also referred to herein as the
“Sub-Advisers” and, individually, as the “Sub-Adviser.”

Investments in the Funds are not deposits or
obligations of, or guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Funds are not federally insured or guaranteed by the Federal Deposit Insurance
Corporation, the Federal Reserve Board, or any other governmental agency. An investment in a Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

INVESTMENT POLICIES

The following investment policies have been adopted by the respective Trust with respect to the applicable Funds. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of a Fund, as such term is defined in “Additional Information” in Part II of this SAI. All other investment policies of the Fund (including the investment objectives of the JPMT I Funds) are non-fundamental, unless otherwise designated in the Prospectus or herein, and may be changed by the Trustees of the Fund without shareholder approval.

Part I - 3

Except for the restriction on borrowings set forth in the fundamental investment policies
(1) for Funds that are a series of JPMTI and (6) for Funds that are a series of JPMTII below, the percentage limitations contained in the policies below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by a Fund will not be considered a violation. With respect to fundamental investment policies (1) for Funds that are a series of JPMTI and (6) for Funds that are a series of JPMTII, the 1940 Act generally limits a Fund’s ability to borrow money on a non-temporary basis if such borrowings constitute “senior securities.” As noted in “Investment Strategies and Policies — Miscellaneous Investment Strategies and Risks — Borrowings” in SAI Part II, in
addition to temporary borrowing, a Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days (not including Sundays and holidays) thereafter or such longer period as the U.S. Securities and Exchange Commission (“SEC”) may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. A Fund may also borrow money or engage in economically similar transactions if those transactions do not constitute
“senior securities” under the 1940 Act. Under current pronouncements, certain Fund positions (e.g., reverse repurchase agreements) are excluded from the definition of “senior security” so long as a Fund maintains adequate cover, segregation of assets or otherwise. Similarly, a short sale will not be considered a senior security if a Fund takes certain steps contemplated by SEC staff pronouncements, such as ensuring the short sale transaction is adequately covered. If the value of a Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.
For purposes of fundamental investment policies regarding industry concentration, an Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if an Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, an Adviser may classify an issuer accordingly. Accordingly, the composition of an industry or group of industries may change from time to time.

Investment Policies of Funds that Are Series of JPMT I

Fundamental Investment Policies.

(1)   Each Fund may not borrow money, except to the extent permitted by applicable law;

(2)   Each Fund may make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law;

(3)   (a) Each Fund, except the Current Yield Money Market Fund, may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry. Notwithstanding the foregoing, (i) the Money Market Funds may invest more than 25% of their total assets in obligations issued by banks, including U.S. banks; and (ii) the Municipal Funds may invest more than 25% of their respective assets in municipal obligations secured by bank letters of credit or guarantees, including Participation Certificates;

(b) The Current Yield Money Market Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, it would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC. Notwithstanding the foregoing, the Fund may invest more than 25% of its total assets in obligations issued by banks, including U.S. banks;

(4)   (a) Each Fund, except the Current Yield Money Market Fund, may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, but this shall not prevent a Fund from

Part I - 4

(i) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchases or sales of foreign currencies or securities;

(b) The Current Yield Money Market Fund may not purchase or sell commodities or commodity contracts except as may be permitted by the 1940 Act or unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments including derivatives related to physical commodities;

(5)   Each Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by a Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded;

(6)   (a) Each Fund, except the Current Yield Money Market Fund, may not issue any senior security (as defined in the 1940 Act), except that (a) a Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) a Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth above, a Fund may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to a Fund’s permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security;

(b) The Current Yield Money Market Fund may not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder; or

(7)   (a) Each Fund, except the Current Yield Money Market Fund, may not underwrite securities issued by other persons except insofar as a Fund may technically be deemed to be an underwriter under the 1933 Act in selling a portfolio security;

(b) The Current Yield Money Market Fund may not underwrite securities of other issuers, except to the extent that the Fund may be deemed an underwriter under certain securities laws in the disposition of “restricted securities.”

In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, a Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund. For purposes of investment policy (2) above, loan participators are considered to be debt instruments.

For purposes of investment policy (5) above, real estate includes real estate limited partnerships. For purposes of investment policy (3)(a) above, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an “industry.” Investment policy (3)(a) above, however, is not applicable to investments by a Fund in municipal obligations where the issuer is regarded as a state, city, municipality or other public authority since such entities are not members of any “industry.” Supranational organizations are collectively considered to be members of a single “industry” for purposes of policy (3)(a) above.

For the Tax Free Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund, the following 80% investment policy for each Fund is fundamental and may not be changed without shareholder approval:

Part I - 5

(1)   The Tax Free Money Market Fund will invest at least 80% of the value of its Assets in municipal obligations. “Assets” means net assets, plus the amount of borrowings for investment purposes.

(2)   The California Municipal Money Market Fund normally invests at least 80% of the value of its Assets in municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals. “Assets” means net assets, plus the amount of borrowings for investment purposes.

(3)   The New York Municipal Money Market Fund normally invests at least 80% of the value of its Assets in municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from New York State and New York City personal income taxes and is not subject to the federal alternative minimum tax on individuals. “Assets” means net assets, plus the amount of borrowings for investment purposes.

Non-Fundamental Investment Policies.

(1)   Each Fund, except the Current Yield Money Market Fund, may not, with respect to 75% of its total assets, hold more than 10% of the outstanding voting securities of any issuer or invest more than 5% of its assets in the securities of any one issuer (other than obligations of the U.S. government, its agencies and instrumentalities).

(2)   Each Fund, except the Current Yield Money Market Fund, may not make short sales of securities, other than short sales “against the box,” or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of a Fund. The Funds have no current intention of making short sales against the box.

(3)   Each Fund, except the Current Yield Money Market Fund may not purchase or sell interests in oil, gas or mineral leases.

(4)   Each Fund may not invest more than 5% of its total assets in illiquid securities.

(5)   Each Fund, except the Current Yield Money Market Fund, may not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to a Fund’s permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures.

(6)   (a) Each Fund, except the Current Yield Money Market Fund, may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.

(b) The Current Yield Money Market Fund may not purchase securities of other investment companies except as permitted by the 1940 Act and rules, regulations and applicable exemptive relief thereunder.

(7)   Each Fund may not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

For purposes of investment restriction (4) above, illiquid securities includes securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees.

The investment objective of each JPMT I Fund is non-fundamental.

For purposes of the Funds’ investment policies, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal.

Part I - 6

Investment Policies of Funds that are Series of JPMT II

Fundamental Investment Policies

Each of the Funds may not:

(1)   Purchase the securities of any issuer, if as a result, the Fund would not comply with any applicable diversification requirements for a money market fund under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(2)   Purchase securities on margin or sell securities short.

(3)   Underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”

(4)   Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(5)   Purchase participation or other direct interests in oil, gas or mineral exploration or development programs (although investments by all Funds other than the U.S. Treasury Plus Money Market Fund, and the U.S. Government Money Market Fund in marketable securities of companies engaged in such activities are not hereby precluded).

(6)   Borrow money, except to the extent permitted under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(7)   Purchase securities of other investment companies except as permitted by the 1940 Act and rules, regulations and applicable exemptive relief thereunder.

(8)   Issue senior securities except with respect to any permissible borrowings.

(9)   Purchase or sell real estate (however, the U.S. Government Money Market Fund may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).

Each of the Funds other than the U.S. Government Money Market Fund may not:

(1)   Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. With respect to the Liquid Assets Money Market Fund, (i) this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, domestic bank certificates of deposit or bankers’ acceptances and repurchase agreements involving such securities; (ii) this limitation does not apply to securities issued by companies in the financial services industry; (iii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (iv) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry.) With respect to the Liquid Assets Money Market Fund, the Ohio Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Municipal Money Market Fund, this limitation shall not apply to Municipal Securities or governmental guarantees of Municipal Securities; and further provided, that for the purposes of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Ohio Municipal Securities for purposes of the Ohio Municipal Money Market Fund, nor Municipal Securities for purposes of the Liquid Assets Money Market Fund and the Municipal Money Market Fund.

With respect to the Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Ohio Municipal Money Market Fund, (i) this limitation does not apply to investments in obligations issued or guaranteed

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by the U.S. government or its agencies and instrumentalities, domestic bank certificates of deposit or bankers’ acceptances and repurchase agreements involving such securities or municipal obligations secured by bank letters of credit or guarantees, including Participation Certificates; (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing activities of their parents; and (iii) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry). With respect to the U.S. Treasury Plus Money Market Fund, this limitation does not apply to U.S. Treasury bills, notes and other U.S. obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements collateralized by such obligations.

(2)   Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in the Prospectuses and the Statement of Additional Information; and (iv) make loans to the extent permitted by an order issued by the SEC.

Under normal market circumstances, at least 80% of the assets of the Municipal Money Market Fund, the Ohio Municipal Money Market Fund, and the Michigan Municipal Money Market Fund will be invested in Municipal Securities. As a result, the following fundamental policies apply to each of the Municipal Funds:

(1)   The Municipal Money Market Fund will invest at least 80% of its total assets in municipal securities, the income from which is exempt from federal personal income tax.

(2)   The Municipal Money Market Fund will invest at least 80% of its net assets in municipal securities, the income from which is exempt from federal personal income tax. For purposes of this policy, the Municipal Money Market Fund’s net assets include borrowings by the Fund for investment purposes.

(3)   The Michigan Municipal Money Market Fund will invest at least 80% of its net assets in municipal securities, the income from which is exempt from both federal and Michigan personal income tax. For purposes of this policy, the Michigan Municipal Money Market Fund’s net assets include borrowings by the Fund for investment purposes.

(4)   The Ohio Municipal Money Market Fund will invest at least 80% of its net assets in municipal securities, the income from which is exempt from both federal and Ohio personal income tax. For purposes of this policy, the Ohio Municipal Money Market Fund’s net assets include borrowings by the Fund for investment purposes.

Except as a temporary defensive measure, the U.S. Treasury Plus Money Market Fund may not:

(1)   Purchase securities other than U.S. Treasury bills, notes and other U.S. obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements collateralized by such obligations.

The U.S. Government Money Market Fund may not:

(1)   Purchase securities other than those issued or guaranteed by the U.S. government or its agencies or instrumentalities, some of which may be subject to repurchase agreements.

(2)   Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.

(3)   Make loans, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in the Prospectus and Statement of Additional Information; and (iv) make loans to the extent permitted by an order issued by the SEC.

The U.S. Treasury Plus Money Market Fund and the U.S. Government Money Market Fund may not:

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(1)   Buy state, municipal, or private activity bonds.

The Ohio Municipal Money Market Fund may not:

(1)   Invest in illiquid securities in an amount exceeding, in the aggregate, 10% of the Fund’s net assets. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

The investment objective of each JPMT II Fund is fundamental.

Non-Fundamental Investment Policies

The following policy applies to each of the Funds:

For purposes of the Fund’s diversification policy, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer. Select municipal issues backed by guarantees or letters of credit by banks, insurance companies or other financial institutions may be categorized in the industries of the firm providing the guarantee or letters of credit.

No Fund may:

(1)   Invest in illiquid securities in an amount exceeding, in the aggregate, 5% of the Fund’s total assets. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

(2)   Acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Additionally, although not a matter controlled by their fundamental investment restrictions, so long as their shares are registered under the securities laws of the State of Texas, the Liquid Assets Money Market Fund and the Ohio Municipal Money Market Fund will: (i) limit their investments in other investment companies to no more than 10% of each Fund’s total assets; (ii) invest only in other investment companies with substantially similar investment objectives; and (iii) invest only in other investment companies with charges and fees substantially similar to those set forth in paragraph (3) and (4) of Section 123.3 of the Texas State Statute, not to exceed 0.25% in Rule 12b-1 fees and no other commission or other remuneration is paid or given directly or indirectly for soliciting any security holder in Texas.

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Funds. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

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FUND NAME	FUND CODE
Prime Money Market Fund	1
Liquid Assets Money Market Fund	2
U.S. Government Money Market Fund	3
U.S. Treasury Plus Money Market Fund	4
Federal Money Market Fund	5
100% U.S. Treasury Securities Money Market Fund	6
Tax Free Money Market Fund	7
Municipal Money Market Fund	8
California Municipal Money Market Fund	9
Michigan Municipal Money Market Fund	10
New York Municipal Money Market Fund	11
Ohio Municipal Money Market Fund	12
Current Yield Money Market Fund	13

Instrument	Fund Code	Part II Section Reference
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, and credit card receivables or other securities backed by other types of receivables or other assets.	1, 2, 7-12	Asset-Backed Securities
Bank Obligations: Bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.	1, 2, 7-13	Bank Obligations
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1, 2, 7-13	Commercial Paper
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	1,2,13	Debt Instruments
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.	1-4, 7-13	Demand Features
Extendable Commercial Notes: Variable rate notes which normally mature within a short period of time (e.g., one month) but which may be extended by the issuer for a maximum maturity of thirteen months.	1, 2, 7-12	Debt Instruments

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Instrument	Fund Code	Part II Section Reference
Foreign Investments: Commercial paper of foreign issuers and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.	1, 2, 7-13	Foreign Investments (including Foreign Currencies)
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	1-13	Miscellaneous Investment Strategies and Risks
Investment Company Securities: Shares of other investment companies, including money market funds for which the Adviser and/or its affiliates serve as investment adviser or administrator. The Adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.	1-3, 5, 7-12	Investment Company Securities and Exchange Traded Funds
Loan Assignments and Participations: Assignments of, or participations in, all or a portion of loans to corporations or to governments, including governments in less developed countries.	2, 7-12	Loan Assignments and Participations
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans such as collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBSs”), and other asset-backed structures.	1-3, 5, 7-13	Mortgage-Related Securities
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include, among others, private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.	1, 2, 7-12	Municipal Securities
Participation Certificates: Certificates representing an interest in a pool of funds or in other instruments, such as a mortgage pool.	1, 2, 7-12	Additional Information on the Use of Participation Certificates in Part I of the SAI
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	1, 2, 7-13	Miscellaneous Investment Strategies and Risks
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1-13	Repurchase Agreements

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Instrument	Fund Code	Part II Section Reference
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1-13	Reverse Repurchase Agreements
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (“GICs”) and Bank Investment Contracts (“BICs”).	1, 2, 7-12	Short-Term Funding Agreements
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	1, 2	Foreign Investments (including Foreign Currencies)
Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.	1-3, 5, 7-12	Structured Investments
Synthetic Variable Rate Instruments: Instruments that generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.	1, 2, 7-12	Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances a Fund may hold cash.	1-13	Miscellaneous Investment Strategies and Risks
Treasury Receipts: A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).	1, 2, 7-13	Treasury Receipts
U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued or guaranteed by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), including funding notes, subordinated benchmark notes, CMOs and Real Estate Mortgage Investment Conduits (“REMICs”).	1-3, 5, 7-13	Mortgage-Related Securities

Part I - 12

Instrument	Fund Code	Part II Section Reference
U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book-Entry Safekeeping (“CUBES”).	1-13	U.S. Government Obligations
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to a Fund on demand or at the expiration of a specified term.	1-13	Debt Instruments
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1-13	When-Issued Securities, Delayed Delivery Securities and Forward Commitments
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero-coupon debt securities which convert on a specified date to interest bearing debt securities.	1-13	Debt Instruments

ADDITIONAL INFORMATION REGARDING FUND INVESTMENT PRACTICES

Additional U.S. Government Obligations

The Federal Money Market Fund generally limits its investment in agency and instrumentality obligations to obligations the interest on which is generally not subject to state and local income taxes by reason of federal law.

Limitations on the Use of Municipal Securities

Some of the JPMT I Funds may invest in industrial development bonds that are backed only by the assets and revenues of the non-governmental issuers such as hospitals and airports, provided, however, that each Fund may not invest more than 25% of the value of its total assets in such bonds if the issuers are in the same industry.

The Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund may not be a desirable investment for “substantial users” of facilities financed by private activity bonds or industrial development bonds or for “related persons” of substantial users. Each Fund will limit its investment in municipal leases to no more than 5% of its total assets.

Part I - 13

Limitations on the Use of Stand-By Commitments

Not more than 10% of the total assets of a JPMT I Money Market Fund, other than the Current Yield Money Market Fund, will be invested in municipal obligations that are subject to stand-by commitments from the same bank or broker-dealer. The Current Yield Money Market Fund will not invest in municipal obligations. A JPMT II Money Market Fund will generally limit its investments in stand-by commitments to 25% of its total assets.

Additional Information on the Use of Participation Certificates

The securities in which certain of the Funds may invest include participation certificates issued by a bank, insurance company or other financial institution in securities owned by such institutions or affiliated organizations (“Participation Certificates”), and, in the case of the Prime Money Market Fund and Liquid Assets Money Market Fund, certificates of indebtedness or safekeeping. Participation Certificates are pro rata interests in securities held by others; certificates of indebtedness or safekeeping are documentary receipts for such original securities held in custody by others. A Participation Certificate gives a Fund an undivided interest in the security in the proportion that the Fund’s participation interest bears to the total principal amount of the security and generally provides the demand feature described below.

Each Participation Certificate is backed by an irrevocable letter of credit or guaranty of a bank (which may be the bank issuing the Participation Certificate, a bank issuing a confirming letter of credit to the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the Participation Certificate) or insurance policy of an insurance company that the Board of Trustees of the Trust has determined meets the prescribed quality standards for a particular Fund.

A Fund may have the right to sell the Participation Certificate back to the institution and draw on the letter of credit or insurance on demand after the prescribed notice period, for all or any part of the full principal amount of the Fund’s participation interest in the security, plus accrued interest. The institutions issuing the Participation Certificates would retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the Participation Certificates were purchased by a Fund. The total fees would generally range from 5% to 15% of the applicable prime rate or other short-term rate index. With respect to insurance, a Fund will attempt to have the issuer of the Participation Certificate bear the cost of any such insurance, although a Fund may retain the option to purchase insurance if deemed appropriate. Obligations that have a demand feature permitting a Fund to tender the obligation to a foreign bank may involve certain risks associated with foreign investment. A Fund’s ability to receive payment in such circumstances under the demand feature from such foreign banks may involve certain risks such as future political and economic developments, the possible establishments of laws or restrictions that might adversely affect the payment of the bank’s obligations under the demand feature and the difficulty of obtaining or enforcing a judgment against the bank.

Limitations on the Use of Repurchase Agreements

All of the Funds that are permitted to invest in repurchase agreements may engage in repurchase agreement transactions that are collateralized fully as defined in Rule 5b-3(c)(1) of the 1940 Act (except that 5b-3(c)(1)(iv)(C) and (D) shall not apply), which has the effect of enabling a Fund to look to the collateral, rather than the counterparty, for determining whether its assets are “diversified” for 1940 Act purposes. Further, in accordance with the provisions of Rule 2a-7 under the 1940 Act, the Adviser evaluates the creditworthiness of each counterparty. The Liquid Assets Money Market Fund and Prime Money Market Fund may, in addition, engage in repurchase agreement transactions that are collateralized by money market instruments, debt securities, loan participations, equity securities or other securities including securities that are rated below investment grade by the requisite nationally recognized statistical rating organizations (“NRSROs”) or unrated securities of comparable quality. For these types of repurchase agreement transactions, the Liquid Assets Money Market Fund and Prime Money Market Fund would look to the counterparty, and not the collateral, for determining such diversification.

Additional Information on the Use of Synthetic or Floating Variable Rate Instruments

A synthetic floating or variable rate security, also known as a tender option bond, is issued after long-term bonds are purchased in the secondary market and then deposited into a trust. Custodial receipts are issued to investors, such as a

Part I - 14

Fund, evidencing ownership interests in the bond deposited in a custody or trust arrangement. The trust sets a floating or variable rate on a daily or weekly basis which is established through a remarketing agent. These types of instruments, to be money market eligible under Rule 2a-7, must have a liquidity facility in place which provides additional comfort to the investors in case the remarketing fails. The sponsor of the trust keeps the difference between the rate on the long-term bond and the rate on the short-term floating or variable rate security.

Limitations on the Use of When-Issued Securities and Forward Commitments

No Fund intends to purchase “when-issued’ securities for speculative purposes but only for the purpose of acquiring portfolio securities. Because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund’s liquidity and the ability of JPMIM to manage the Fund might be affected in the event its commitments to purchase when-issued securities ever exceeded 40% of the value of its total assets. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of a JPMT II Fund’s total assets.

Additional Information Regarding State Municipal Securities

The following information is a summary of special factors that may affect any Fund invested in municipal securities from the States of California, Michigan, New York and Ohio and is derived from public official documents relating to securities offerings of state issuers, which generally are available to investors. The following information constitutes only a brief summary of the information in such public official documents; it has not been independently verified and does not purport to be a complete description of all considerations regarding investment in the municipal securities discussed below. Information provided herein may not be current and is subject to change rapidly, substantially and without notice.

The value of the shares of the Funds discussed in this section may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The ability of state, county or other local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally.

Further, downgrades of certain municipal securities insurers during the recent recession negatively impacted the price of certain insured municipal securities. Given the large number of potential claims against municipal securities insurers, there is a risk that they will be unable to meet all future claims. The perceived increased likelihood of default among municipal issuers resulted in constrained liquidity, increased price volatility and credit downgrades of municipal issuers. Local and national market forces, such as declines in real estate prices and general business activity, may result in decreasing tax bases, fluctuations in interest rates, and increasing construction costs, all of which could reduce the ability of certain municipal issuers to repay their obligations. Certain municipal issuers have also been unable to obtain additional financing through, or must pay higher interest rates on, new issues, which may reduce revenues available for municipal issuers to pay existing obligations. In addition, in certain circumstances it may be difficult for investors to obtain reliable information on the obligations underlying municipal securities. Adverse developments in the municipal securities market may negatively affect the value of all or a substantial portion of a Fund’s municipal securities.

Additional Information Regarding California Municipal Securities

As used in this SAI, the term “California Municipal Securities” refers to municipal securities, the interest of which is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals.

Risk Factors Affecting California Municipal Securities. Given that the California Municipal Money Market Fund is invested primarily in California Municipal Securities, the Fund is subject to risks relating to the economy of the state of California (as used in this section, the “State”) and the financial condition of the State and local governments and their agencies.

Overview of State Economy. California’s economy, the largest among the 50 states, has major components in high technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. As a result,

Part I - 15

economic problems or factors that negatively impact these sectors may have a negative effect on the value of California Municipal Securities.

California is continuing to recover from the financial difficulties it suffered during the recent recession. California’s labor market deteriorated dramatically during the latter half of 2008 and the first nine months of 2009, suffering its worst losses on record. Between July 2007 and September 2009, the State lost nearly 1.4 million non-farm jobs. Beginning in 2010, the State experienced a modest rise in employment, which accelerated in 2012. From September 2009 through December 2012, the State recovered approximately 539,000 jobs, helping to reduce the State’s unemployment rate from 12.5% in October 2010 to 9.6% in February 2013.

Because of high unemployment, decreased spending and other factors resulting from a weak economy, California faced a severe erosion of its tax base between 2008 and 2011. This erosion caused the State to face projected budget gaps of approximately $24.3 billion in fiscal year 2009, $60 billion in fiscal year 2010, and $20 billion in fiscal year 2011. However, significant spending cuts, coupled with increased revenues and continued economic improvement in recent years, have helped to close future budget gaps. As a result, the State is projected to end fiscal year 2013 with a positive reserve. Although the State has experienced some improvements in its financial condition, there remain a number of serious risks and pressures that threaten the State’s budget. For example, the State may incur significant costs related to the billions of dollars of obligations that had to be deferred in prior years to balance budgets. Furthermore, revenues may fall short of projections due to recent mandatory reductions in federal spending and a potential slowdown in the State’s economic recovery, among other things.

Accordingly, there can be no assurances that the State will not continue to face fiscal stress or that such circumstances will not become more difficult in the future. Moreover, there can be no guarantee that the current economic situation and the lingering effects from the recession will not have a materially adverse impact on the State’s financial condition. Any deterioration in the State’s financial condition may have a negative effect on the value of the securities issued by the State and its municipalities, which could reduce the performance of a Fund.

In addition, the pension funds managed by the State’s principal retirement systems, the California Public Employees’ Retirement System and the California State Teachers’ Retirement System, sustained significant investment losses during the economic downturn and face unfunded actuarial liabilities that will require increased contributions from the State’s General Fund (as used in this section, “General Fund”) in future years. The State also has significant unfunded liability relating to retirees’ post-employment healthcare benefits.

There can be no assurance that any issuer of a California Municipal Security will make full or timely payments of principal or interest or remain solvent. However, it should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

General Risks. Many complex political, social and economic factors influence the State’s economy and finances, which may affect the State’s budget unpredictably from year to year. Such factors include, but are not limited to: (i) the performance of the national and State economies; (ii) the receipt of revenues below projections; (iii) a delay in or an inability of the State to implement budget solutions as a result of current or future litigation; (iv) an inability to implement all planned expenditure reductions; and (v) actions taken by the federal government, including audits, disallowances, and changes in aid levels.

These factors are continually changing, and no assurances can be given with respect to how these factors or other factors will materialize in the future or what impact they will have on the State’s fiscal and economic condition. Such factors could have an adverse impact on the State’s budget and could result in declines, possibly severe, in the value of the State’s outstanding obligations. These factors may also lead to an increase in the State’s future borrowing costs and could impair the State’s ability to make timely payments of interest and principal on its obligations. These factors may also impact the ability of California’s municipal issuers to issue new debt or service their outstanding obligations.

Budget for Fiscal Year 2013. On June 27, 2012, the Governor signed the 2012 Budget Act, which closed an estimated $15.7 billion budget gap for fiscal years 2012 and 2013. The budget-closing measures included a combination of

Part I - 16

expenditure reductions, higher revenues and other actions, leaving a projected reserve of approximately $948 million by the end of fiscal year 2013.

The budget projects total General Fund revenues and transfers of $95.9 billion, an increase of $9.1 billion from the prior fiscal year, which includes estimated personal income tax receipts of $60.3 billion, sales tax receipts of $20.6 billion and corporation tax receipts of $8.4 billion. Additionally, the budget includes special fund expenditures of $39.4 billion and bond fund expenditures of $11.7 billion. The approval of Proposition 30 by voters in November 2012 allowed the Governor to avoid implementing certain automatic spending cuts that were schedule to occur during the fiscal year if that measure failed to pass. Proposition 30 included a temporary tax initiative that increases sales and use tax rates by 0.25% for four years and increases personal income tax rates on higher-income residents for seven years, generating an estimated $11.6 billion in additional revenues for the State in fiscal years 2013 and 2014.

Proposed Budget for Fiscal Year 2014. On January 10, 2013, the Governor proposed a budget for fiscal year 2014 (“Proposed Budget”). The Proposed Budget estimates that the General Fund will receive $98.5 billion in revenues and transfers, which would represent a 3.3% increase from revised fiscal year 2013 estimates. Against these revenues, the Proposed Budget calls for approximately $97.7 billion in General Fund expenditures, which would be an increase of approximately 5% from revised fiscal year 2013 estimates. As a result, the Proposed Budget would produce an estimated $851 million operating surplus in 2014, leaving the General Fund with a $1 billion reserve for fiscal year 2015. If approved, the Proposed Budget would be the first budget in several years that would not rely on corrective measures to avoid a year-end deficit in the General Fund.

To achieve this budget balance, the Proposed Budget would largely limit State-supported programs and services to levels established in fiscal year 2013. However, the Proposed Budget contains major new Proposition 98 initiatives to fund State education programs. As part of these initiatives, the Proposed Budget would increase Proposition 98 funding for State education programs by $2.7 billion, an increase of 5% from the revised level for fiscal year 2013. The increased funding would be used primarily to retire a portion of the State’s outstanding deferrals on previous Proposition 98 payments, which would reduce the State’s outstanding deferrals from $8.2 billion to $6.3 billion in fiscal year 2014. The increased funding would also be used to consolidate the State’s various K-12 revenue limits and categorical programs into one streamlined funding formula that would provide a base funding grant per student, significantly transforming the way the State funds its public education system.

LAO Report. On January 14, 2013, the Legislative Analyst’s Office (“LAO”), a nonpartisan fiscal and policy advisor to the State, released its analysis of the Proposed Budget (“LAO Report”). In reaching its conclusions, the LAO performs an independent assessment of the outlook for California’s economy, demographics, revenues and expenditures. The LAO Report commends the Governor’s focus on fiscal discipline and paying off portions of the State’s accumulated debts in recent years, noting that these efforts contributed to the Governor’s ability to propose a balanced budget for fiscal year 2014. However, the LAO Report notes that there are considerable risks to the revenue estimates contained in the Proposed Budget.

The LAO Report states that one of the largest risks facing the Proposed Budget’s revenue estimates relate to the uncertainty at the federal level over certain “fiscal cliff” issues. For example, because the Proposed Budget was completed prior to passage of the American Taxpayer Relief Act of 2012, which averted certain aspects of the fiscal cliff including previously scheduled tax increases and spending reductions, the Proposed Budget’s revenue estimates did not take into account the possible reduction in revenues that may result from the expiration of the federal payroll tax holiday and the increase in federal income and capital gains tax rates on wealthy individuals. The LAO Report also notes that uncertainty surrounding the increase of the federal debt ceiling and implementation of mandatory $85 billion cuts to federal spending (known as the “sequester”) may have a deleterious effect on State and national economic growth, which could impact the State’s revenues. Other major risks to the Proposed Budget’s revenue estimates arise from the normal volatility in the State’s revenue structure, uncertainty regarding how individuals and businesses will respond to Proposition 30 and other State-level policy changes, and increases in commodity prices, such as oil, stemming from global conflict and increased world-wide demand.

The LAO Report also expresses concern that the Governor’s proposal would leave the State without a sizable reserve at the end of fiscal year 2017, which could cause the State to rely on certain corrective measures in the event that revenues fall short of expectations. Further, the LAO Report notes that although the Proposed Budget continues to promote

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the Governor’s agenda of reducing approximately $30 billion worth of debt incurred by the State in recent years, the Proposed Budget does not address substantial unfunded liabilities associated with the State’s retirement system for teachers and other state retiree health benefits.

Limitation on Property Taxes. Certain State debt obligations may be obligations of issuers that rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of State local governments and districts are limited by Article XIIIA of the State Constitution, enacted by the voters in 1978 and commonly known as “Proposition 13.” Article XIIIA limits the rate of ad valorem property taxes to 1% of full cash value of real property and generally restricts the reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness. Under Article XIIIA, the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner’s date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Article XIIIA prohibits local governments from raising revenues through ad valorem taxes above the 1% limit. Article XIIIA also requires voters of any governmental unit to give two-thirds approval to levy any “special tax” (i.e., a tax devoted to a specific purpose).

Limitations on Other Taxes, Fees and Charges. On November 5, 1996, the voters of the State approved Proposition 218. Proposition 218 added Articles XIIIC and XIIID to the State Constitution, which contain a number of provisions affecting the ability of local agencies to levy and collect both existing and future taxes, assessments, fees and charges. Article XIIIC requires that all new or increased local taxes be submitted to the voters before they become effective. Taxes for general governmental purposes require a majority vote and taxes for specific purposes require a two-thirds vote. Article XIIID contains several provisions that make it generally more difficult for local agencies to levy and maintain “assessments” for municipal services and programs. Article XIIID also contains several provisions affecting “fees” and “charges,” defined for purposes of Article XIIID to mean “any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a local government upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service.” All new and existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges that generate revenues exceeding the funds required to provide the property related service or are used for unrelated purposes. There are new notice, hearing and protest procedures for levying or increasing property related fees and charges, and, except for fees or charges for sewer, water and refuse collection services (or fees for electrical and gas service, which are not treated as “property related” for purposes of Article XIIID), no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area. The interpretation and application of Proposition 218 will ultimately be determined by the courts with respect to a number of matters, and it is not possible at this time to predict with certainty the outcome of such cases.

Appropriations Limits. The State and its local governments are subject to an annual “appropriations limit” imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending “appropriations subject to limitation” in excess of the appropriations limit imposed. “Appropriations subject to limitation” are authorizations to spend “proceeds of taxes,” which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but “proceeds of taxes” exclude most State subventions to local governments. No limit is imposed on appropriations of funds that are not “proceeds of taxes,” such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds. The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population, and any transfers of service responsibilities between government units. The definitions for such adjustments were liberalized in 1990 to follow more closely growth in the State’s economy. “Excess” revenues are measured over a two-year cycle. Local governments must return any excess to taxpayers by rate reductions. The State must refund 50% of any excess, with the other 50% paid to schools and community colleges. Local governments may exceed their spending limits for up to four years by voter approval.

Because of the complex nature of Articles XIIIA, XIIIB, XIIIC and XIIID of the California Constitution, the ambiguities and possible inconsistencies in their terms, the impossibility of predicting future appropriations or changes in population and cost of living and the probability of continuing legal challenges, it is not currently possible to determine

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fully the impact of these Articles on California debt obligations or on the ability of the State or local governments to pay debt service on such California debt obligations. It is not possible, at the present time, to predict the outcome of any pending litigation with respect to the ultimate scope, impact or constitutionality of these Articles or the impact of any such determinations upon State agencies or local governments, or upon their ability to pay debt service on their obligations. Further initiatives or legislative changes in laws or the California Constitution may also affect the ability of the State or local issuers to repay their obligations.

State Debt. From July 2006 to February 2013, voters and the State Legislature authorized more than $40 billion of new general obligation bonds and lease-revenue bonds, which are paid solely from the General Fund. This new authorization substantially increased the amount of outstanding debt supported by the General Fund. As of February 1, 2013, the State had outstanding approximately $72.9 billion principal amount of general obligations bonds, $11.7 billion of lease-revenue bonds and $1.9 billion for repayment of budgetary borrowing from local governments. These obligations are payable principally from the State’s General Fund or from lease payments paid from the operating budget of the respective lessees, which operating budgets are primarily, but not exclusively, derived from the General Fund. Additionally, as of February 1, 2013, there was approximately $31.9 billion of authorized and unissued voter-approved general obligation bonds and approximately $7.2 billion of authorized and unissued lease revenue bonds. The State Treasurer’s office estimates that approximately $4.7 billion of new money general obligation bonds, a portion of which may be in the form of commercial paper notes, and approximately $1.8 billion of lease-revenue bonds will be issued in calendar year 2013. These projections are subject to change based upon updated funding needs, actual spending, budget constraints and market considerations, among other things.

In calendar years 2009 and 2010, the State sold more than $35 billion of new money general obligation bonds, lease-revenue bonds and Proposition 1A bonds, reaching record levels for new money bond issuances by the State. Bond issuances declined substantially in calendar years 2011 and 2012. Over this period, the State sold $8 billion of new money general obligation and lease-revenue bonds and $5.8 billion of refunding general obligation and lease-revenue bonds.

Because the State plans to issue authorized, but unused, new bond sales in the future, the ratio of debt service on general obligation, lease-revenue bonds supported by the General Fund to annual General Fund revenues and transfers (“General Fund Debt Ratio”) is expected to increase in future years. Based on the revenue estimates contained in the Proposed Budget and the bond issuance estimates noted above, the General Fund Debt Ratio is estimated to equal approximately 9% in fiscal year 2013 and 7.8% in fiscal year 2014.

In addition to general obligation bonds, lease-revenue bonds, and other types of debt, the State may issue certain short-term obligations such as revenue anticipation notes (“RANs”) and revenue anticipation warrants (“RAWs”). Due to the timing differences between when the State receives General Fund receipts and when it makes General Fund disbursements, the State regularly issues short-term obligations to meet its cash flow needs. By law, RANs must mature prior to the end of the fiscal year in which they are issued, while RAWs may mature in a subsequent fiscal year.

The State began fiscal year 2013 in a better cash position than it had in previous years due, in part, to the timely enactment of the budget. The enactment of the budget allowed the State to carry out its regular cash management by issuing $10 billion of RANs on August 23, 2012. In addition, the State Legislature approved a cash management bill authorizing deferral of certain payments during fiscal year 2013, including payments to public schools and universities, certain reimbursements to the federal government, certain local government social services costs and transportation payments, among others. The approved deferrals were made in July and October 2012. Furthermore, the State also benefitted from $1.7 billion of additional internal borrowable resources during fiscal year 2013 from the legislatively enacted State Agency Investment Fund.

The Proposed Budget anticipates using RANs, internal borrowing and intra-year deferrals to meet its cash management requirements in fiscal year 2014. The Proposed Budget currently projects that the State will issue $7 billion worth of RANs in fiscal year 2014, which is a decrease of $3 billion from the previous fiscal year. Should the State’s fiscal position follow the Governor’s projections, it is not expected that the State will need to rely on certain extraordinary cash management measures to meet its cash requirements in fiscal year 2014.

Balanced Budget Amendment. On March 2, 2004, voters approved Proposition 58, a constitutional amendment called the “Balanced Budget Amendment,” which affects future State budgeting procedures by, among other things,

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requiring that the State’s budget be in balance and establishing a special reserve. On November 2, 2010, the voters of the State approved Proposition 25, an initiative measure amending the State’s constitution to provide that the State’s budget must be approved by a majority (as opposed to two-thirds) vote of each House of the State Legislature. Proposition 58 was linked to Proposition 57, also approved by the voters in 2004, which authorized the issuance of $15 billion of economic recovery bonds (“ERBs”) to finance the negative General Fund reserve balance left at the end of fiscal year 2004. The General Fund is obligated to repay these ERBs. However, repayment of these bonds was secured by a pledge of revenues from a 1/4 cent increase in the State’s sales and use tax that became effective on July 1, 2004.

The Balanced Budget Amendment requires the State Legislature to enact a budget bill in which General Fund expenditures do not exceed estimated General Fund revenues and available reserves. After passage of the budget act for a given fiscal year, if the Governor determines that the State is facing substantial revenue shortfalls or spending deficiencies, the Governor may declare a fiscal emergency and propose legislation to address the emergency. The State Legislature would be called in to special session to address this proposal. If the State Legislature fails to send legislation to the Governor to address the fiscal emergency within 45 days, it will be prohibited from acting on any other bills or adjourning until fiscal legislation is passed. The Governor declared several such fiscal emergencies in 2008, 2009, 2010, and 2011, and called the State Legislature into various special sessions to address budget shortfalls.

The Balanced Budget Amendment also created a “rainy day” reserve called the Budget Stabilization Account (“BSA”) in the State General Fund. Beginning in fiscal year 2007, a portion of estimated annual General Fund revenues are transferred by the Controller into the BSA not later than September 30 of each year. These transfers continue until the balance in the BSA reaches $8 billion or 5% of the estimated General Fund revenues for that fiscal year, whichever is greater. Additional transfers will be required whenever the account balance drops below these limits in a given fiscal year. Annual transfers to the BSA may be suspended or reduced during a fiscal year pursuant to an executive order issued by the Governor, subject to certain conditions.

Funds in the BSA may be used to make up for unexpected budget imbalances, but will then have to be replenished with future transfers until the target level is reached. In response to a fiscal emergency declared by the Governor in 2008, the Director of Finance transferred the entire balance of the BSA (approximately $1.5 billion) to the General Fund to retire a portion of the ERBs issued pursuant to Proposition 58. Since that time, the Governor has suspended BSA transfers in each of the following fiscal years. The Proposed Budget would continue this trend by suspending the required $3 billion transfer to the BSA in fiscal year 2014. Because of these suspensions, the BSA is currently unfunded.

Finally, Proposition 58 also prohibits the State from selling general obligation bonds or lease-revenue bonds to cover fiscal year end budget deficits. Therefore, the State must rely on certain other types of borrowing (such as RANs, RAWs and inter-fund borrowing) to address fiscal year end budget deficits.

State-Local Fiscal Relations. In November 2004, voters approved Proposition 1A, which made significant changes to the fiscal relationship between the State and California’s local governments by, among other things, reducing the State Legislature’s authority over local government revenue sources by restricting the State’s access to local governments’ property, sales and vehicle license fee revenues without meeting certain conditions. Proposition 22, adopted on November 2, 2010, supersedes some parts of Proposition 1A of 2004 and completely prohibits any future borrowing by the State from local government funds. Additionally, Proposition 22 generally prohibits the State Legislature from making changes in local government funding sources.

Proposition 1A also prohibits the State from requiring localities to comply with certain unfunded mandates. Under the law, if the State does not provide the funding necessary to implement the mandate, the mandate is suspended and the locality is relieved from compliance. In addition, Proposition 1A requires the State to reimburse localities for mandated costs incurred prior to fiscal year 2005, which is estimated at approximately $900 million. The current budget defers payment of these claims through fiscal year 2015 and, if passed, the Proposed Budget would maintain this deferral.

In 2009, the State Legislature passed legislation authorizing the State to exercise certain borrowing authority under Proposition 1A. This borrowing generated nearly $2 billion that was used to offset General Fund costs for a variety of programs. The legislation also created a securitization mechanism for local governments to sell their right to receive the State’s payment obligations to a local government-operated joint powers agency (“JPA”). In November 2009, the JPA sold bonds in an aggregate amount of approximately $1.9 billion to pay the localities their property tax allocations when they

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otherwise would receive them. Pursuant to Proposition 1A, the State is required to repay the local government borrowing (which in turn will be used to prepay the bonds of the JPA) no later than June 15, 2013. The current budget allocates approximately $2.1 billion from the General Fund to retire these outstanding obligations.

Municipal Downgrades and Bankruptcies. Municipal bonds may be more susceptible to being downgraded, and issuers of municipal bonds may be more susceptible to default and bankruptcy, during recessions or similar periods of economic stress. Factors contributing to the economic stress on municipalities may include lower property tax collections as a result of lower home values, lower sales tax revenue as a result of consumers cutting back from spending and lower income tax revenue as a result of a high unemployment rate. In addition, as certain municipal obligations may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of a Fund’s investments.

Downgrades of certain municipal securities insurers during the recent recession negatively impacted the price of certain insured municipal securities. Given the large number of potential claims against municipal securities insurers, there is a risk that they will be unable to meet all future claims. Certain municipal issuers either have been unable to issue bonds or access the market to sell their issues or, if able to access the market, have issued bonds at much higher rates, which may reduce revenues available for municipal issuers to pay existing obligations. Should the State or municipalities fail to sell bonds when and at the rates projected, the State could experience significantly increased costs in the General Fund and a weakened overall cash position in the current fiscal year.

Further, an insolvent municipality may file for bankruptcy. For example, Chapter 9 of the U.S. Bankruptcy Code provides a financially distressed municipality protection from its creditors while it develops and negotiates a plan for reorganizing its debts. “Municipality” is defined broadly by the Bankruptcy Code as a “political subdivision or public agency or instrumentality of a state” and may include various issuers of securities in which a Fund invests. The reorganization of a municipality’s debts may be accomplished by extending debt maturities, reducing the amount of principal or interest, refinancing the debt or other measures, which may significantly affect the rights of creditors and the value of the securities issued by the municipality. Because a Fund’s performance depends, in part, on the ability of issuers to make principal and interest payments on their debt, any actions to avoid making these payments could reduce a Fund’s returns.

In 2012, the cities of San Bernardino and Stockton, as well as the town of Mammoth Lakes, each filed for bankruptcy protection under Chapter 9. Due to the current conditions facing many municipalities in California, it is possible that additional municipalities could file for bankruptcy protection in the future. Any such action could negatively impact the value of a Fund’s investments in the securities of those municipalities.

Litigation. The State is a party to numerous legal proceedings, many of which normally occur in government operations. In addition, the State is involved in certain other legal proceedings (described in the State’s recent financial statements) that, if decided against the State, might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on a Fund’s investments.

Bond Ratings. As of May 6, 2013, California’s general obligation debt was assigned a rating of A1 by Moody’s, A by S&P and A- by Fitch. These ratings reflect only the views of the respective rating agency, an explanation of which may be obtained from each such rating agency. There is no assurance that these ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the securities issued by the State, its municipalities, and their political subdivisions, instrumentalities and authorities.

Additional Information Regarding Michigan Municipal Securities

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As used in this SAI, the term “Michigan Municipal Securities” refers to municipal securities, the income from which is exempt from both federal and Michigan personal income tax.

Risk Factors Regarding Michigan Municipal Securities. Given that the Michigan Municipal Money Market Fund is invested primarily in Michigan Municipal Securities, the Fund is subject to risks relating to the economy of the state of Michigan (as used in this section, the “State”) and the financial condition of the State and local governments and their agencies.

Overview of State Economy. Manufacturing, particularly of automobiles and durable goods, is of prime importance to the State’s economy and historically has been highly cyclical. The Big Three United States automakers, General Motors Company (“GM”), Chrysler Group LLC (“Chrysler”) and Ford Motor Company (“Ford”), are headquartered in the State. Because of the prominence of Michigan in the United States auto industry, economic problems or factors that negatively impact the auto industry may have a negative effect on the value of Michigan Municipal Securities.

Michigan is continuing to recover from the financial difficulties it suffered during the recent recession. In the aftermath of the recession, new car sales fell considerably, which caused manufacturers to cut production and employment dramatically. Both GM and Chrysler filed for Chapter 11 bankruptcy protection in calendar year 2009. Although new car sales have increased since then, such increases remain modest and uncertain, and could be significantly reduced if economic conditions worsen.

Michigan’s labor market deteriorated during the latter half of 2008 and during 2009. Between January 2008 and December 2009, the State lost over 500,000 jobs. Beginning in 2010, the State experienced a modest rise in employment, which continued in 2011 and 2012. From December 2009 through February 2013, the State recovered approximately 116,000 jobs, reducing the State’s unemployment rate from its peak of 14.28% in August 2009. As of February 2013, the State’s unemployment rate was 8.8%, which was higher than the national average of 7.7%.

Because of high unemployment, decreased spending and other factors resulting from a weak economy, Michigan has faced revenue challenges in recent years, although the economic environment has recently improved. The State faced projected budget gaps of approximately $3.7 billion in fiscal year 2009 and $1.0 billion in fiscal year 2010. However, increased revenues and continued economic improvement have helped to close future budget gaps. As a result, the State ended fiscal years 2011 and 2012 with a positive balance. Introduced on February 7, 2013, the Governor’s Executive Budget for fiscal years 2014 and 2015 (as used in this section, the “Governor’s Budget”) (discussed in more detail below) estimated a budget balance of $622.8 million in fiscal year 2013 and $856.2 million in fiscal year 2014. Although the State has experienced significant improvements in its financial condition, there remain a number of serious risks and pressures that threaten the State’s budget. For example, revenues may fall short of projections due to recent mandatory reductions in federal spending and a potential slowdown in the State’s economic recovery, among other things.

Accordingly, there can be no assurances that the State will not continue to face fiscal stress or that such circumstances will not become more difficult in the future. Moreover, there can be no guarantee that the current economic situation and the lingering effects from the recession will not have a materially adverse impact on the State’s financial condition. Any deterioration of the State’s financial condition may have a negative effect on the value of the securities issued by the State and its municipalities, which could reduce the performance of a Fund.

Michigan’s personal income tax receipts (less refunds) increased from approximately $3.9 billion in fiscal year 2010 to approximately $4.4 billion in fiscal year 2011. The increase was due to an increase in employment and economic activity. According to the Governor’s Budget, revenue is expected to decline in fiscal year 2013 due to the net impact of individual income and business tax reforms, but is expected to increase again in fiscal years 2014 and 2015.

As a result of the recovering yet still challenging economic and fiscal environment, Michigan has anticipated a more stable fiscal environment in the coming fiscal years.

The sharp drop in revenues during the recession caused a significant depletion of cash resources to pay the State’s obligations, causing the State to issue general obligation notes in 2008, 2009 and 2010 for cash flow purposes. For example, on November 4, 2010, the State issued approximately $1.1 billion in general obligation notes for cash flow

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purposes. As of September 30, 2012, the State had total bonded debt of approximately $2.0 billion for general obligation bonds, as well as total bonded debt of $5.3 billion for revenue bonds and notes backed by specific tax and fee revenues.

In addition, the Michigan state government had a $21.7 billion total unfunded liability in the pensions in its two largest pension systems, the Michigan Public School Employees’ Retirement System and the Michigan State Employees’ Retirement System as of September 30, 2010.

There can be no assurance that any issuer of a Michigan Municipal Security will make full or timely payments of principal or interest or remain solvent. However, it should be noted that the creditworthiness of obligations issued by local Michigan issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

General Risks. Many complex political, social and economic factors influence the State’s economy and finances, which may affect the State’s budget unpredictably from year to year. Such factors include, but are not limited to: (i) developments with respect to the national economy as a whole; (ii) developments with respect to level of motor vehicle sales and other factors that impact the auto industry; (iii) the impact of an anticipated shift in monetary policy actions on interest rates and the financial markets; and (iv) actions taken by the federal government, including audits, disallowances and changes in aid levels.

These factors are continually changing and no assurances can be given with respect to how these factors or other factors will materialize in the future or what impact they will have on the State’s fiscal and economic condition. Such factors could have an adverse impact on the State’s budget and could result in declines, possibly severe, in the value of the State’s outstanding obligations. These factors may also lead to an increase in the State’s future borrowing costs and could impair the State’s ability to make timely payments of interest and principal on its obligations.

These factors may also impact the ability of Michigan’s municipal issuers to issue new debt or service their outstanding obligations.

State Debt. The State Constitution limits State general obligation debt to: (i) short term debt for State operating purposes, (ii) short and long-term debt for the purpose of making loans to school districts and (iii) long term debt for voter approved purposes.

Short-term debt for operating purposes is limited to an amount not to exceed 15% of undedicated revenues received during the preceding fiscal year. Under the State Constitution, as implemented by statutory provisions, such debt must be authorized by the State Administrative Board and issued only to meet obligations incurred pursuant to appropriation and must be repaid during the fiscal year in which incurred.

The amount of debt incurred by the State for making loans to school districts is recommended by the State Treasurer, who certifies the amounts necessary for loans to school districts. The bonds may be issued in whatever amount is required without voter approval. All other general obligation bonds issued by the State must be approved as to amount, purpose and method of repayment by a two-thirds vote of each house of the State Legislature and by a majority vote of the public at a general election. There is no limitation as to number or size of such general obligation issues.

Constitutional Limitations on Taxes. The State Constitution limits the amount of total State revenues that can be raised from taxes and certain other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) are limited in a fiscal year to 9.49% of State personal income in the prior calendar year or the average of the prior three calendar years, whichever is greater.

The State may raise taxes in excess of the limit when deemed necessary by the Governor and two-thirds of the members of each house of the State Legislature.

The State Constitution also provides that the proportion of State spending paid to all units of local government to total State spending may not be reduced below the percentage in effect in the 1979 fiscal year. Michigan originally determined that percentage to be 41.6%. As a result of litigation, effective with fiscal year 1993, the State recalculated the required percentage of spending paid to local government units to 48.97%. The Governor’s Budget recommends $711.1 million in required revenue sharing payments in fiscal year 2013 and $730.6 million in such payments in fiscal year 2014.

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Additionally, the State Constitution includes a provision that limits revenue growth. This constitutional limitation (commonly known as the Headlee amendment) has been in place since 1978. The Headlee amendment limits annual growth in State revenues to a level that cannot exceed the year-to-year growth in personal income. This limit is intended to ensure that the State’s overall revenues, both tax and non-tax, do not grow faster than the incomes of Michigan’s citizens. It is anticipated that state revenues will be below the constitutional revenue limit in fiscal year 2013 and in fiscal year 2014.

Governor’s Budget. The Governor’s Budget was introduced on February 7, 2013. The Governor’s Budget estimates $50.9 billion in revenue from both state and federal services. The Governor’s Budget projects a State General Fund (as used in this section, “General Fund”) of $9.3 billion and $11.4 billion in School Aid Fund. Under the Governor’s Budget, 45% of General Fund expenditures are directed towards Health and Human Services. The Governor’s Budget estimates a balanced General Fund for fiscal years 2014 and 2015. The Governor’s Budget also includes more than a billion dollars to pay down the debt burden of post-employment benefits and adds an additional $1.2 billion to adequately maintain and improve Michigan’s roads. The Governor’s Budget increases funding to early childhood education by $130 million over the next two years and also allocates $75 million for the Budget Stabilization Fund, commonly referred to as the Rainy Day Fund. The Governor’s Budget also expands Medicaid for adults to 133% of the federal poverty level, which calls for $12.3 billion to provide health care to 2.2 million Michigan residents. In addition, the Governor’s Budget recommends $10 million for a new skilled trades training program and nearly $20 million towards bolstering human and veteran services. Moreover, the Governor’s Budget includes over $50 million towards a variety of programs to make Michigan safer and over $100 million towards a variety of programs to protect Michigan’s natural resources.

In fiscal year 2011, Michigan’s Governor proposed and the State Legislature passed legislation reforming Michigan’s tax system. The changes to the Michigan tax system replace Michigan’s business tax with a flat corporate income tax set at 6% and eliminate many of the tax credits for individual taxpayers under Michigan’s personal income tax. Under the law, generally only those business entities that issue public or private stock, known as “C” corporations for federal tax purposes, would be subject to the proposed 6% tax. Other businesses, such as partnerships, sole-proprietorships, limited liability companies and “S” corporations that are not classified as “C” corporations for federal tax purposes would be exempt, resulting in tax relief for certain companies. The business tax, which was eliminated for most business effective January 1, 2012, and the corporate income tax generated an estimated $696.2 million in fiscal year 2012.

Municipal Downgrades and Bankruptcies. Municipal bonds may be more susceptible to being downgraded, and issuers of municipal bonds may be more susceptible to default and bankruptcy, during recessions or similar periods of economic stress. Factors contributing to the economic stress on municipalities may include lower property tax collections as a result of lower home values, lower sales tax revenue as a result of consumers cutting back from spending and lower income tax revenue as a result of a high unemployment rate. In addition, as certain municipal obligations may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of a Fund’s investments.

Downgrades of certain municipal securities insurers during the recent recession negatively impacted the price of certain insured municipal securities. Given the large number of potential claims against municipal securities insurers, there is a risk that they will be unable to meet all future claims. Certain municipal issuers either have been unable to issue bonds or access the market to sell their issues or, if able to access the market, have issued bonds at much higher rates, which may reduce revenues available for municipal issuers to pay existing obligations. Should the State or municipalities fail to sell bonds when and at the rates projected, the State could experience significantly increased costs in the General Fund and a weakened overall cash position in the current fiscal year.

Further, an insolvent municipality may file for bankruptcy. For example, Chapter 9 of the U.S. Bankruptcy Code provides a financially distressed municipality protection from its creditors while it develops and negotiates a plan for reorganizing its debts. “Municipality” is defined broadly by the Bankruptcy Code as a “political subdivision or public agency or instrumentality of a state” and may include various issuers of securities in which a Fund invests. The reorganization of a municipality’s debts may be accomplished by extending debt maturities, reducing the amount of principal or interest, refinancing the debt or other measures, which may significantly affect the rights of creditors and the value of the securities issued by the municipality. Because a Fund’s performance depends, in part, on the ability of issuers

Part I - 24

to make principal and interest payments on their debt, any actions to avoid making these payments could reduce a Fund’s returns.

Litigation. The State is a party to numerous legal proceedings, many of which normally occur in government operations. In addition, the State is involved in certain other legal proceedings (described in the State’s recent financial statements) that, if decided against the State, might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on a Fund’s investments.

Bond Ratings. As of May 6, 2013, Michigan’s general obligation debt was assigned a rating of Aa2 by Moody’s, AA- by S&P and AA by Fitch. These ratings reflect only the views of the respective rating agency, an explanation of which may be obtained from each such rating agency. There is no assurance that these ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the securities issued by the State, its municipalities, and their political subdivisions, instrumentalities and authorities.

Additional Information Regarding New York Municipal Securities

As used in this SAI, the term “New York Municipal Securities” refers to municipal securities, the interest on which is excluded from gross income for federal income tax purposes, exempt from New York State and New York City personal income taxes and is not subject to the federal alternative minimum tax on individuals.

Risk Factors Regarding Investments in New York Municipal Securities. Given that the New York Municipal Money Market Fund is invested primarily in New York Municipal Securities, the Fund is subject to risks relating to the economy of the state of New York (as used in this section, the “State”) and the financial condition of the State and local governments and their agencies.

Overview of State Economy. Although New York has a diverse economy, it is heavily dependent on the financial sector, in part, because New York City is the nation’s leading center of banking and finance. Even though the financial sector accounts for under one-tenth of all non-agricultural jobs in the State, it contributes more than one-fifth of total wages, the highest of any sector in New York. In addition to the financial sector, the State has a comparatively large share of the nation’s information, education and health services employment. As a result, economic problems or factors that negatively impact these sectors may have a negative effect on the value of New York Municipal Securities.

During the recent recession, New York experienced a significant economic downturn. While some signs of improvement have appeared, the recovery may continue to be slow as the State faces significant fiscal challenges including a high unemployment rate, which was at 8.4% in February 2013, and severe damage caused by Hurricane Sandy. As a result of these and other factors, New York has faced budget deficits in recent years.

On October 29, 2012, Hurricane Sandy struck New York, causing caused widespread flooding, power failures and wind damage to public and private property in New York City, Long Island and other downstate areas. Public infrastructure in these areas, including mass transit systems, public schools and municipal buildings sustained serious damage. In January 2013, the Federal government approved approximately $60 billion in federal disaster aid for general recovery, rebuilding and mitigation activity nationwide, of which New York expects to receive $30 billion. The State anticipates that the federal government will provide $5.1 billion in extraordinary federal assistance during fiscal year 2014 for expenses related to Hurricane Sandy.

Although the State suffered significant economic costs related to Hurricane Sandy, the State’s labor market is expected to continue its recent trend of moderate growth. Recent forecasts project that the State’s employment rate will grow by 1.3% in both fiscal years 2013 and 2014. Wages are expected to rise by 3.2% and 5.0% in fiscal years 2013 and 2014, while personal income is expected to increase by 2.5% in fiscal year 2013 and 5.4% in fiscal year 2014. Due to this sustained economic growth, the State’s base receipts are expected to grow by 5.8% in fiscal year 2013 and 4.6% in fiscal year 2014. However, substantial risks remain that could undermine these projections. For example, mandatory federal

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spending cuts, increases in certain federal taxes, unexpected changes to the Federal Reserve’s current stimulus policies, recession in Europe, and elevated commodity prices, among others, could contribute to weakened economic growth, which could reduce State revenues.

Accordingly, there can be no assurances that the State will not continue to face fiscal stress or that such circumstances will not become more difficult in the future. Moreover, there can be no guarantee that the current economic situation and the lingering effects from the recession will not have a materially adverse impact on the State’s financial condition. Any deterioration in the State’s financial condition may have a negative effect on the value of the securities issued by the State and its municipalities, which could reduce the performance of a Fund.

Furthermore, there can be no assurance that any issuer of a New York Municipal Security will make full or timely payments of principal or interest or remain solvent. However, it should be noted that the creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by the State, and there may be no obligation on the part of the State to make payment on such local obligations in the event of default.

General Risks. Many complex political, social and economic factors influence the State’s economy and finances, which may affect the State’s budget unpredictably from year to year. Such factors include, but are not limited to: (i) the performance of the national and State economies; (ii) the impact of behavioral changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; (iii) the impact of shifts in monetary policy on interest rates and the financial markets; (iv) the impact of financial and real estate market developments on bonus income and capital gains realizations; (v) the impact of household deleveraging on consumer spending and the impact of that activity on State tax collections; (vi) increased demand in entitlement and claims based programs such as Medicaid, public assistance and general public health; (vii) access to the capital markets in light of disruptions in the municipal bond market; (viii) litigation against the State; (ix) actions taken by the federal government, including audits, disallowances, changes in aid levels, and changes to Medicaid rules; and (x) the impact of federal statutory and regulatory changes concerning financial sector activities.

These factors are continually changing, and no assurances can be given with respect to how these factors or other factors will materialize in the future or what impact they will have on the State’s fiscal and economic condition. Such factors could have an adverse impact on the State’s budget and could result in declines, possibly severe, in the value of the State’s outstanding obligations. These factors may also lead to an increase in the State’s future borrowing costs and could impair the State’s ability to make timely payments of interest and principal on its obligations. These factors may also impact the ability of New York’s municipal issuers to issue new debt or service their outstanding obligations.

Budget for Fiscal Year 2014. On April 10, 2013, the Governor finalized the enactment of the budget for fiscal year 2014. The budget calls for approximately $61.2 billion in the State’s General Fund (as used in this section, “General Fund”) expenditures for fiscal year 2014, which represents an increase of 3.7% from estimated expenditures in fiscal year 2013. The budget assumes that the General Fund will receive tax receipts of nearly $61.3 billion in fiscal year 2014, which includes $28.5 billion in personal income tax revenues (an increase of 6.0%), $6.4 billion in business tax receipts (an increase of 2.0%) and $1.1 billion in estate taxes (an increase of 3.4%), among others. The budget also assumes that the General Fund will receive $6.5 billion in user taxes and fees, which represents a decrease of 28.1% from the previous fiscal year. This change is due primarily to the way the State accounts for sales tax receipts. Absent this change, expected sales tax receipts would increase approximately 4.5% from the prior fiscal year. The budget also projects transfers from other funds of approximately $15.7 billion. As a result of these projections, the New York State Division of the Budget (“DOB”) estimates that the State will end fiscal year 2014 with a General Fund balance of $1.7 billion, which would be an increase of 6.1% from the expected balance left at the end of fiscal year 2013.

The budget estimates that the State will face budget gaps of $1.35 billion in fiscal year 2014, $4.0 billion in fiscal year 2015, $5.2 billion in fiscal year 2016, and $5.7 billion in fiscal year 2017. The budget includes a variety of measures to close the budget gap in fiscal year 2014. Among these measures are continued reductions in State agency operations, decreases in disbursements for certain public health programs, increased reliance on federal funds for child care, and extensions of certain revenue-generating laws that would otherwise expire. The gap-closing plan also provides recurring savings, which are projected to reduce future budget gaps by $2.0 billion in fiscal year 2015, $2.3 billion in fiscal year 2016 and $2.8 billion in fiscal year 2017.

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Public Authorities. Public authorities are created pursuant to State law, are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes subject to restrictions set forth in legislative authorization. The State’s access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if certain of its public authorities were to default on their respective obligations.

The State has numerous public authorities with various responsibilities, including those that finance, construct and/or operate revenue-producing public facilities. Public authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units, and charges for occupancy at medical care facilities. Because of the structure of these public authorities, they may also suffer in poor economic environments.

In addition, there are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made instead to the issuing public authorities in order to secure the payment of debt service on their revenue bonds and notes. However, the State has no obligation to provide additional assistance to localities beyond any amounts that have been appropriated in a given year. Some authorities also receive funds from State appropriations to pay for the operating costs of certain programs.

State Debt. As of March 31, 2012, total State-related debt outstanding was approximately $56.8 billion. State-related debt is a broad measure of State debt that includes general obligation debt, State-guaranteed debt, moral obligation financing and contingent-contractual obligations.

In 2000, the State Legislature passed the Debt Reform Act of 2000 (the “Debt Reform Act”), which allows the issuance of State-supported debt only for capital purposes and limits the maximum term of any such debt to 30 years. The Debt Reform Act also limits the amount of new State-supported debt to 4% of State personal income and new State-supported debt service costs to 5% of all State funds receipts. Once these caps are met, the State is prohibited from issuing any new State-supported debt until such time as the State’s debt is found to be within the applicable limits. As of March 31, 2012, outstanding State-supported debt was below these limits.

As part of its cash management program, the General Fund is authorized to borrow resources temporarily from other available funds in the State’s short-term investment pool (“STIP”) for up to four months, or until the end of the fiscal year, whichever period is shorter. The amount of resources that can be borrowed by the General Fund is limited to the available balances in STIP, as determined by the State Comptroller. Although the State is expected to have sufficient liquidity to make payments as they become due in fiscal year 2014, due to normal variations in income and disbursements from the General Fund, the State may need may need to rely on this borrowing authority at times during the fiscal year.

Localities. New York’s weakened economy and reduced spending have increased the fiscal pressure on municipal issuers in the State, though such impacts have had wide variability. Local governments derive revenues from sales tax, real property tax, transfer tax and fees relating to real property transactions. Revenue losses caused by a slower real estate market and declining real property value, among other reasons, could make it difficult for local governments to address their various economic, social and health care obligations.

New York City. The fiscal demands on the State may be affected by the fiscal condition of New York City, which relies on State aid to balance its budget and meet its cash requirements. It is also possible that the State’s finances may be affected by the ability of New York City, and certain entities issuing debt for the benefit of New York City, to market securities successfully in the public credit markets. Conversely, New York City’s finances, and thus its ability to market its securities successfully, could be negatively affected by delays or reductions in projected State aid. In addition, New York City is the recipient of certain federal grants that, if reduced or delayed, could negatively affect New York City’s finances. Further, New York City, like the State, may be party to litigation that may be resolved in a manner that negatively affects New York City’s finances. As of June 30, 2012, New York City’s outstanding general obligation debt totaled $42.3 billion, while New York City’s primary government debt totaled $77.3 billion. New York City’s primary government debt burden represents a per capita gross debt of more than $9,300.

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Other Localities. Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. While a relatively infrequent practice, deficit financing has become more common in recent years. Between 2004 and January 2012, the State Legislature passed 21 special acts authorizing, or amending authorizations for, bond issuances to finance local government operating deficits. Although four of these acts were passed during the 2009 and 2010 legislative sessions, the State Legislature rejected proposed legislation in 2012 that would have authorized two localities to issue bonds to address accumulated deficits.

In addition, the State has periodically enacted legislation to create oversight boards in order to address deteriorating fiscal conditions within a locality. In 2004, the Buffalo Fiscal Stability Authority was created to oversee the financial operations of the City of Buffalo, the Buffalo School District and other public agencies and authorities in Buffalo, but transitioned to advisory status in fiscal year 2013. In January 2011, the Nassau County Interim Finance Authority declared it would assume control powers with respect to the finances of the County of Nassau, and, after court review, it now exercises those powers. New York City, Troy and Erie County each have fiscal stability boards exercising advisory status with respect to the finances of those entities. Although the City of Yonkers no longer operates under an oversight board, it must adhere to a separate fiscal agent act. Likewise, the City of Newburgh operates under fiscal monitoring by the State Comptroller. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State’s receipts and disbursements for the State’s budget.

Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the State or federal government may reduce (or in some cases eliminate) funding of some local programs or disallow certain claims which, in turn, may require local governments to fund these expenditures from their own resources. The loss of federal funding, new constraints for certain localities on raising property tax revenue and significant upfront costs for some communities affected by Hurricane Sandy, among other things, may have an impact on the fiscal condition of local governments and school districts in the State. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-term economic trends. Other large-scale potential problems, such as declining urban populations, declines in the real property tax base, increasing pension, health care and other fixed costs and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.

Ultimately, localities as well as local public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. As a result, one or more of these localities could file for bankruptcy protection under Chapter 9 of the U.S. Bankruptcy Code in the future.

Municipal Downgrades and Bankruptcies. Municipal bonds may be more susceptible to being downgraded, and issuers of municipal bonds may be more susceptible to default and bankruptcy, during recessions or similar periods of economic stress. Factors contributing to the economic stress on municipalities may include lower property tax collections as a result of lower home values, lower sales tax revenue as a result of consumers cutting back from spending and lower income tax revenue as a result of a high unemployment rate. In addition, as certain municipal obligations may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of a Fund’s investments.

Downgrades of certain municipal securities insurers during the recent recession negatively impacted the price of certain insured municipal securities. Given the large number of potential claims against municipal securities insurers, there is a risk that they will be unable to meet all future claims. Certain municipal issuers either have been unable to issue bonds or access the market to sell their issues or, if able to access the market, have issued bonds at much higher rates, which may reduce revenues available for municipal issuers to pay existing obligations. Should the State or municipalities fail to sell bonds when and at the rates projected, the State could experience significantly increased costs in the General Fund and a weakened overall cash position in the current fiscal year.

Further, an insolvent municipality may file for bankruptcy. For example, Chapter 9 of the Bankruptcy Code provides a financially distressed municipality protection from its creditors while it develops and negotiates a plan for

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reorganizing its debts. “Municipality” is defined broadly by the Bankruptcy Code as a “political subdivision or public agency or instrumentality of a state” and may include various issuers of securities in which a Fund invests. The reorganization of a municipality’s debts may be accomplished by extending debt maturities, reducing the amount of principal or interest, refinancing the debt or other measures, which may significantly affect the rights of creditors and the value of the securities issued by the municipality. Because a Fund’s performance depends, in part, on the ability of issuers to make principal and interest payments on their debt, any actions to avoid making these payments could reduce a Fund’s returns.

Litigation. The State and its officers and employees are parties to numerous legal proceedings, many of which normally occur in government operations. In addition, the State is involved in certain other legal proceedings (described in the State’s official statements) that, if decided against the State, might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, this document does not attempt to predict the outcome of such litigation, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on a Fund’s investments.

Bond Ratings. As of May 6, 2013, New York’s general obligation debt was assigned a rating of Aa2 by Moody’s. and AA by both S&P and Fitch.

These ratings reflect only the views of the respective rating agency, an explanation of which may be obtained from each such rating agency. There is no assurance that these ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the securities issued by the State, its municipalities, and their political subdivisions, instrumentalities and authorities.

Additional Information Regarding Ohio Municipal Securities

As used in this SAI, the term “Ohio Municipal Securities” refers to municipal securities, the income from which is exempt from both federal and Ohio personal income tax.

Risk Factors Regarding Investments in Ohio Municipal Securities. Given that the Ohio Municipal Money Market Fund is invested primarily in Ohio Municipal Securities, the Fund is subject to risks relating to the economy of the state of Ohio (as used in this section, the “State”) and the financial condition of the State and local governments and their agencies.

Overview of State Economy. The services sector has become a significant source of employment in the State. The manufacturing sector, despite its downward trend since its peak in 1969, continues to be a significant source of employment in the State, along with the trade, transportation & public utilities sector, the government sector, and the leisure and hospitality sector. As a result, economic problems or factors that negatively impact these sectors may have a negative effect on the value of Ohio Municipal Securities.

Ohio is continuing to experience financial difficulties stemming from the recession that began in December 2007. In February 2010, the State’s unemployment rate was at 10.6%. Although the State’s unemployment rate has fallen, with the February 2013 unemployment rate at 7.1%, unemployment still remains high, but is lower than the national average of 7.7%.

Because of high unemployment, decreased spending and other factors resulting from a weak economy, Ohio faced a severe erosion of its tax base and has only recently approached pre-recession levels. Ohio’s total tax receipts for fiscal year 2010 (approximately $16.2 billion) were approximately $3.2 billion less than the total tax receipts for fiscal year 2008 (approximately $19.4 billion). Tax receipts began to recover in fiscal year 2011 and reached $19.0 billion in fiscal year 2012. They are projected to increase at modest rates in fiscal years 2013 and 2014. Such increases in revenue remain modest and uncertain and could be significantly reduced if economic conditions worsen.

This erosion in the tax base caused the State to face a projected budget gap of $733 million in the 2008-2009 biennium. However, significant spending cuts, coupled with increased revenues and continued economic improvement, have helped to prevent potential budget gaps. As a result, the State projected a budget balance of $600 million for the 2010-2011 biennium and the Governor’s Biennium Budget for fiscal years 2014 and 2015 estimated a balanced budget with

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a surplus of approximately 100 million in 2014 and a surplus of approximately 160 million in 2015 (including federal grants and reimbursements). Although the State has experienced significant improvements in its financial condition, there remain a number of serious risks and pressures that threaten the State’s budget. For example, revenues may fall short of projections due to recent mandatory reductions in federal spending and a potential slowdown in the State’s economic recovery, among other things.

The sharp drop in revenues that occurred in the aftermath of the recession caused a significant depletion of cash resources to pay the State’s obligations. Statutory provisions provided for the management of the cash flow deficiencies by permitting the adjustment of payment schedules and the use of the Total Operating Fund (“TOF”). The TOF included the total consolidated cash balances, revenues, disbursements and transfers of the State’s General Revenue Fund (“GRF”) and several other specified funds. The TOF cash balances were consolidated only for the purpose of meeting cash flow requirements, and, except for the GRF, a positive cash balance needed to be maintained for each discrete fund included in the TOF. The GRF was permitted to incur a temporary cash deficiency by drawing upon the available consolidated cash balance in the TOF. The amount of that permitted GRF cash deficiency at any time was limited by statute to 10% of GRF revenues for the preceding fiscal year, but that limitation was suspended for the 2010-11 biennium. The State has not done external revenue anticipation borrowing.

Accordingly, there can be no assurances that the State will not continue to face fiscal stress or that such circumstances will not become more difficult in the future. Moreover, there can be no guarantee that the current economic situation and the lingering effects from the recession will not have a materially adverse impact on the State’s financial condition. Any deterioration of the State’s financial condition may have a negative effect on the value of the securities issued by the State and its municipalities, which could reduce the performance of a Fund.

In addition, the pension plans managed by the State’s public pension systems are underfunded. In 2009 and 2010, the state’s pension plans had just 75.2% of the assets on hand necessary to meet their long-term pension obligations for state and local government employees and teachers. Although this percentage increased slightly to 78.9% in 2011, the unfunded liability could impose difficulties in balancing Ohio’s budget in the future.

There can be no assurance that any issuer of an Ohio Municipal Security will make full or timely payments of principal or interest or remain solvent. However, it should be noted that the creditworthiness of obligations issued by local Ohio issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

General Risks. Many complex political, social and economic factors influence the State’s economy and finances, which may affect the State’s budget unpredictably from year to year. Such factors include, but are not limited to: (i) developments with respect to the national economy as a whole; (ii) developments with respect to the service, manufacturing, trade, transportation & public utilities, government, leisure and hospitality sectors of the economy; (iii) U.S. fiscal and economic policies, including fiscal stimulus efforts in general and the amount of federal aid to the State; and (iv) actions taken by the Federal government, including audits, disallowances and changes in aid levels.

These factors are continually changing, and no assurances can be given with respect to how these factors or other factors will materialize in the future or what impact they will have on the State’s fiscal and economic condition. Such factors could have an adverse impact on the State’s budget and could result in declines, possibly severe, in the value of the State’s outstanding obligations. These factors may also lead to an increase in the State’s future borrowing costs and could impair the State’s ability to make timely payments of interest and principal on its obligations. These factors may also impact the ability of Ohio’s municipal issuers to issue new debt or service their outstanding obligations.

2012-13 Biennium Budget. Consistent with the constitutional provision that no appropriation may be made for a period longer than two years, the State operates on the basis of a fiscal biennium for its appropriations and expenditures. The current fiscal biennium began July 1, 2011 and ends June 30, 2013. Within a fiscal biennium, the State operates on the basis of a July 1 to June 30 fiscal year.

Most State operations are financed through the GRF. Individual income and sales and use taxes are the major sources of GRF tax revenue. The last complete fiscal year ended June 30, 2012 with a GRF fund balance (after year-end transfers) of $135.9 million. The State has a “rainy day” fund – the Budget Stabilization Fund (“BSF”) – which under

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current law and until used may carry a balance of up to 5% of the GRF revenue for the preceding fiscal year. As of June 30, 2012 the BSF balance is $482.0 million.

Consistent with State law, the Governor’s Executive Budget for the 2012-13 biennium was released in March 2011. After extended hearings and review, the 2012-13 biennial appropriations act (“2012-13 Biennial Budget Act”) was passed by the General Assembly and signed by the Governor on June 30, 2011. To address the use of non-recurring funding sources in the prior budget, including amounts received under the American Recovery and Reinvestment Act of 2009, the 2012-13 Biennial Budget Act includes targeted spending cuts across most State agencies and Medicaid reform. The 2012-13 Biennial Budget Act provides $55.78 billion in total GRF biennial appropriations (an 11% increase from the previous biennial budget) and total biennial revenue of $56 billion (a 6% increase). The 2012-13 Biennial Budget Act includes 30% increases in Medicaid, 3% increases in elementary and secondary education, and 9% reductions in higher education spending. The 2012-13 Biennial Budget Act also anticipates a one-time increase in revenue of $500 million from the transfer of the State’s liquor system to a nonprofit corporation, JobsOhio. Various lawsuits have challenged the validity of the creation of JobsOhio, and those lawsuits are still pending. The 2012-13 Biennial Budget Act also reduces local government fund allocations by $111 million in fiscal year 2012 and $340 million in fiscal year 2013, as well as phase-outs of reimbursements to local governments.

The 2012-13 Biennial Budget Act also includes the implementation of a 4.2% annual decrease in personal income tax rates, elimination of the State’s estate tax effective January 1, 2013, and an income tax credit for investors in small businesses. The 2012-13 Biennial Budget Act also creates a Medicaid reserve fund and $104 million Unemployment Compensation Contingency Fund.

2014-15 Biennium Budget. On February 4, 2013, the Governor submitted his Executive Budget for the 2014-2015 biennium (the “Executive Budget”) to the Ohio General Assembly. To attempt to address the use of non-recurring funding sources in the prior budget, including amounts received under the American Recovery and Reinvestment Act of 2009, the Executive Budge proposes targeted spending cuts across most State agencies and Medicaid reform. It also proposes increases in fiscal year 2014 (over fiscal year 2013) of 18.8% on Medicaid, 5.7% on primary and secondary education, as well as increases in other sectors. The Executive Budge proposes increases in fiscal year 2015 (over fiscal year 2014) of 11.4% in Medicaid and 3.0% in primary and secondary education, as well as increases in other sectors. The Executive Budget also proposes local government fund allocations to a total of $2.0 billion in fiscal year 2014 (2.6% above fiscal year 2013) and $2.1 billion in fiscal year 2015 (3.6% above fiscal year 2014).

The Executive Budge recommends the implementation of proposed income tax cut of 20% for all brackets that is phased in from 2013 to 2015, a tax cut for small business owners that gives pass-through entities a deduction of 50% of their annual pass-through entity income, up to $750,000 with the deduction capped at $375,000, and a reduction of the state sales tax rate from 5.5% to 5.0%. The Executive Budget also proposes the reduction of local tax rates by an average of 20%, and recommends a severance tax for high-volume horizontal wells operating in the Utica shale formation.

Constitutional Limitations on Taxes. Since 1934, the State Constitution has limited the amount of the aggregate levy of ad valorem property taxes on particular property, without a vote of the electors or municipal charter provision, to 1% of true value in money, and statutes limit the amount of that aggregate levy without a vote or charter provision to 10 mills per $1 of assessed valuation.

The State Constitution directs or restricts the use of certain revenues. Highway fees and excises, including gasoline taxes, are limited in use to highway-related purposes. Not less than 50% of the receipts from State income taxes and estate taxes must be returned to the originating political subdivisions and school districts. State net lottery profits are allocated to elementary, secondary, vocational and special education program purposes, including application to debt service on obligations issued to finance capital facilities for a system of common schools.

Constitutional amendments relating to taxation, revenues, expenditures, debt or other subjects may be proposed by action of three-fifths of the members elected to each house of the State General Assembly or by initiative petition signed by electors numbering at least 10% of the total number of votes last cast for the office of governor. Adoption of a proposed amendment requires approval by a majority of electors voting on it at a statewide election. The State Constitution expressly provides that the General Assembly has no power to pass laws impairing the obligation of contracts.

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State Debt. The incurrence or assumption of debt by the State without a popular vote is, with limited exceptions, prohibited by the State Constitution. The State may incur debt to cover casual deficits or to address failures in revenues or to meet expenses not otherwise provided for, but limited in amount to $750,000. The State Constitution expressly precludes the State from assuming the debts of any county, city, town or township, or of any corporation, subject to limited exceptions. The State Constitution provides that “Except the debts above specified . . . no debt whatever shall hereafter be created by, or on behalf of the state.”

By 19 constitutional amendments approved from 1921 to present, Ohio voters have authorized the incurrence of State general obligation debt and the pledge of taxes or excises to its payment, all related to the financing of capital facilities, except for four that funded bonuses for veterans, one that funded coal technology research and development, and one for research and development activities. Currently, tax supported general obligation debt of the State is authorized to be incurred for the following purposes: highways, local infrastructure, coal development, natural resources, higher education, common schools, conservation, research and development, site development and veterans compensation. Although supported by the general obligation pledge, highway debt is also backed by a pledge of and has always been paid from the State’s motor fuel taxes and other highway user receipts that are constitutionally restricted in use to highway related purposes.

A 1999 constitutional amendment provides an annual debt service “cap” applicable to most future issuances of State general obligations and other State direct obligations payable from the GRF or net State lottery proceeds. Generally, new obligations may not be issued if debt service for any future fiscal year on those new and the then outstanding bonds of those categories would exceed 5% of the total of estimated GRF revenues (excluding GRF receipts from the American Recovery and Reinvestment Act of 2009) plus net State lottery proceeds for the fiscal year of issuance. Those direct obligations of the State include general obligation and special obligation bonds that are paid from the State’s GRF, but exclude (i) general obligation debt for third frontier research and development, development of sites and facilities, and veterans compensation, and (ii) general obligation debt payable from non-GRF funds (such as highway bonds that are paid from highway user receipts). Pursuant to the implementing legislation, the Governor has designated the Office of Budget and Management Director as the State official responsible for making the 5% determinations and certifications. Application of the 5% cap may be waived in a particular instance by a three-fifths vote of each house of the Ohio General Assembly and may be changed by future constitutional amendments.

Municipal Downgrades and Bankruptcies. Municipal bonds may be more susceptible to being downgraded, and issuers of municipal bonds may be more susceptible to default and bankruptcy, during recessions or similar periods of economic stress. Factors contributing to the economic stress on municipalities may include lower property tax collections as a result of lower home values, lower sales tax revenue as a result of consumers cutting back from spending and lower income tax revenue as a result of a high unemployment rate. In addition, as certain municipal obligations may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of a Fund’s investments.

Downgrades of certain municipal securities insurers during the recent recession negatively impacted the price of certain insured municipal securities. Given the large number of potential claims against municipal securities insurers, there is a risk that they will be unable to meet all future claims. Certain municipal issuers either have been unable to issue bonds or access the market to sell their issues or, if able to access the market, have issued bonds at much higher rates, which may reduce revenues available for municipal issuers to pay existing obligations. Should the State or municipalities fail to sell bonds when and at the rates projected, the State could experience significantly increased costs in the General Fund and a weakened overall cash position in the current fiscal year.

Further, an insolvent municipality may file for bankruptcy. For example, Chapter 9 of the U.S. Bankruptcy Code provides a financially distressed municipality protection from its creditors while it develops and negotiates a plan for reorganizing its debts. “Municipality” is defined broadly by the Bankruptcy Code as a “political subdivision or public agency or instrumentality of a state” and may include various issuers of securities in which a Fund invests. The reorganization of a municipality’s debts may be accomplished by extending debt maturities, reducing the amount of principal or interest, refinancing the debt or other measures, which may significantly affect the rights of creditors and the value of the securities issued by the municipality. Because a Fund’s performance depends, in part, on the ability of issuers

Part I - 32

to make principal and interest payments on their debt, any actions to avoid making these payments could reduce a Fund’s returns.

Litigation. The State is party to numerous legal proceedings, many of which normally occur in government operations. In addition, the State is involved in certain other legal proceedings (described in the State’s official statements) that, if decided against the State, might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on a Fund’s investments.

Bond Ratings. As of May 6, 2013, Ohio’s general obligation debt was assigned a rating of Aa1 by Moody’s and AA+ by both S&P and Fitch. These ratings reflect only the views of the respective rating agency, an explanation of which may be obtained from each such rating agency. There is no assurance that these ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the securities issued by the State, its municipalities, and their political subdivisions, instrumentalities and authorities.

DIVERSIFICATION

JPMT I and JPMT II are each a registered open-end management investment company. Each of the Funds is a diversified series of JPMT I or JPMT II, as defined under the 1940 Act, except for the Michigan Municipal Money Market Fund and the Ohio Municipal Money Market Fund, which are non-diversified series of JPMT II. However, because the diversification requirements for the Money Market Funds under Rule 2a-7 of the 1940 Act are more restrictive than the diversification requirements for funds generally, only the California Municipal Money Market Fund, the Michigan Municipal Money Market Fund, the New York Municipal Money Market Fund and the Ohio Municipal Money Market Fund, with respect to 75% of each of their portfolios, may invest more than 5% of each of their total assets in the securities of any one issuer.

For a more complete discussion, see the “Diversification” section in Part II of this SAI.

QUALITY DESCRIPTION

Under normal conditions, the 100% U.S. Treasury Securities Money Market Fund and U.S Treasury Plus Money Market Fund invest exclusively in U.S Treasury bills, notes and other U.S Treasury obligations issued or guaranteed by the U.S. government. Some of the securities held by the U.S. Treasury Plus Money Market Fund, however, may be subject to repurchase agreements collateralized by such obligations.

Under normal conditions, the U.S Government Money Market Fund invests exclusively in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, some of which may be subject to repurchase agreements fully collateralized by securities issued by the U.S. government or its agencies or instrumentalities. Under normal conditions, the Federal Money Market Fund invests exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes and debt securities that certain U.S. government agencies or instrumentalities have either issued or guaranteed as to principal and interest.

At the time the California Municipal Money Market Fund or the New York Municipal Money Market Fund or any JPMT II Fund (except the U.S. Treasury Plus Money Market Fund and U.S. Government Money Market Fund which only invest as described above) acquires its investments, the investments will be rated (or issued by an issuer that is rated with respect to a comparable class of short-term debt obligations) in one of the two highest rating categories for short-term debt obligations assigned by at least two NRSROs (or one rating organization if the obligation was rated by only one such organization). These high quality securities are divided into “first tier” and “second tier” securities. First tier securities have received the highest rating from at least two rating organizations (or one, if only one has rated the security). Second tier securities have received ratings within the two highest categories from at least two rating agencies (or one, if only one has rated the security), but do not qualify as first tier securities. Each of these Funds may also purchase obligations that are not

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rated, but are determined by the Adviser, based on procedures adopted by the Trustees, to be of comparable quality to those rated first or second tier securities. These Funds may not purchase any second tier security if, as a result of its purchase (a) more than 3% of its total assets would be invested in second tier securities or (b) more than 0.5% of its total assets would be invested in the second tier securities of a single issuer. The Prime Money Market Fund, the Tax Free Money Market Fund and the Current Yield Money Market Fund only invest in first tier securities or obligations that are not rated, but are determined by the Adviser to be of comparable quality to those rated first tier securities.

Commercial Paper Ratings

The JPMT II Funds, other than the U.S. Treasury Plus Money Market Fund and the U.S. Government Money Market Fund which do not purchase commercial paper, only purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one NRSRO (such as A-2 or better by S&P, Prime-2 or better by Moody’s, F2 or better by Fitch, or R-2 or better by Dominion), or, if unrated, determined by JPMIM to be of comparable quality. The Prime Money Market Fund and Tax Free Money Market Fund only invest in first tier securities (as defined above).

For any JPMT II Money Market Fund, under the guidelines adopted by the Trust’s Board of Trustees and in accordance with Rule 2a-7 under the 1940 Act, JPMIM may be required to promptly dispose of an obligation held in a Fund’s portfolio in the event of certain developments that indicate a diminishment of the instrument’s credit quality, such as where a NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee and the Investment Committee.

During the fiscal year ended February 28, 2013, the Audit and Valuation Committee met four times, the Compliance Committee met four times, the Governance Committee met six times and each Investment Sub-Committee met six times. For a more complete discussion, see the “Trustees” section in Part II of this SAI.

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership as of December 31, 2012, in the Funds and each Trustee’s aggregate dollar range of ownership in any J.P. Morgan Funds that the Trustee oversees in the Family of Investment Companies:

Name of Trustee	Ownership of Prime Money Market Fund	Ownership of Liquid Assets Money Market Fund	Ownership of U.S. Government Money Market Fund
Independent Trustees
John F. Finn	None	None	None
Dr. Matthew Goldstein	None	None	None
Robert J Higgins	None	$50,001–$100,000	None
Peter C. Marshall	None	$50,001–$100,000	None
Mary E. Martinez(3)	None	None	None
Marilyn McCoy	None	None	None
Mitchell M. Merin(3)	None	None	None
William G. Morton, Jr.	None	None	None
Dr. Robert A. Oden, Jr.	None	None	None
Marian U. Pardo(4)	None	None	None
Frederick W. Ruebeck	None	None	None
James J. Schonbachler	$10,001–$50,000	None	None

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Name of Trustee	Ownership of Prime Money Market Fund	Ownership of Liquid Assets Money Market Fund	Ownership of U.S. Government Money Market Fund
Interested Trustee Not Affiliated With The Adviser
Frankie D. Hughes	Over $100,000	None	None

Name of Trustee	Ownership of U.S. Treasury Plus Money Market Fund	Ownership of Federal Money Market Fund	Ownership of 100% U.S. Treasury Securities Money Market Fund
Independent Trustees
John F. Finn	None	None	None
Dr. Matthew Goldstein	None	None	None
Robert J. Higgins	None	None	None
Peter C. Marshall	None	None	None
Mary E. Martinez(3)	None	None	None
Marilyn McCoy	None	None	None
Mitchell M. Merin(3)	None	None	None
William G. Morton, Jr.	None	None	None
Dr. Robert A. Oden, Jr.	None	None	None
Marian U. Pardo(4)	None	None	None
Frederick W. Ruebeck	None	None	None
James J. Schonbachler	None	None	None

Interested Trustee Not Affiliated With The Adviser
Frankie D. Hughes	None	None	None

Name of Trustee	Ownership of Tax Free Money Market Fund	Ownership of Municipal Money Market Fund	Ownership of California Municipal Money Market Fund
Independent Trustees
John F. Finn	None	None	None
Dr. Matthew Goldstein	None	None	None
Robert J. Higgins	None	None	None
Peter C. Marshall	None	None	None
Mary E. Martinez(3)	None	None	None
Marilyn McCoy	None	None	None
Mitchell M. Merin(3)	None	None	None
William G. Morton, Jr.	None	None	None
Dr. Robert A. Oden, Jr.	None	None	None
Marian U. Pardo(4)	None	None	None
Frederick W. Ruebeck	None	None	None
James J. Schonbachler	None	None	None

Interested Trustee Not Affiliated With The Adviser
Frankie D. Hughes	None	None	None

Name of Trustee	Ownership of Michigan Municipal Money Market Fund	Ownership of New York Municipal Money Market Fund	Ownership of Ohio Municipal Money Market Fund
Independent Trustees
John F. Finn	None	None	None
Dr. Matthew Goldstein	None	None	None
Robert J Higgins	None	None	None

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Name of Trustee	Ownership of Michigan Municipal Money Market Fund	Ownership of New York Municipal Money Market Fund	Ownership of Ohio Municipal Money Market Fund
Peter C. Marshall	None	None	None
Mary E. Martinez(3)	None	None	None
Marilyn McCoy	None	None	None
Mitchell M. Merin(3)	None	None	None
William G. Morton, Jr.	None	None	None
Dr. Robert A. Oden, Jr.	None	None	None
Marian U. Pardo(4)	None	None	None
Frederick W. Ruebeck	None	None	None
James J. Schonbachler	None	None	None

Interested Trustee Not Affiliated With The Adviser
Frankie D. Hughes	None	None	None

Name of Trustee	Ownership of Current Yield Money Market Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies(1)(2)
Independent Trustees
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Mary E. Martinez(3)	None	None
Marilyn McCoy	None	Over $100,000
Mitchell M. Merin(3)	None	None
William G. Morton, Jr.	None	Over $100,000
Dr. Robert A. Oden, Jr.	None	Over $100,000
Marian U. Pardo(4)	None	$50,001–$100,000(5)
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	Over $100,000

Interested Trustee Not Affiliated With The Adviser
Frankie D. Hughes	None	Over $100,000

(1)	A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes eleven registered investment companies (172 Funds), including JPMMFG which liquidated November 29, 2012 and is in the process of winding up its affairs.
(2)	For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden and Ruebeck, these amounts include deferred compensation balances, as of December 31, 2012 through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees. For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.
(3)	Ms. Martinez and Mr. Merin became members of the the Board of Trustees effective January 1, 2013.
(4)	Ms. Pardo became a member of the Board of Trustees effective February 1, 2013.
(5)	Over $100,000 as of February 5, 2013.

As of December 31, 2012, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Funds’ distributor, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Trustee Compensation

Prior to January 1, 2013, the Funds of the J.P. Morgan Funds Complex overseen by the Trustees paid each Trustee an annual fee of $275,000 and reimbursed each Trustee for expenses incurred in connection with service as a Trustee. Beginning January 1, 2013, the Funds of the J.P. Morgan Funds Complex overseen by the Trustees will pay each Trustee an

Part I - 36

annual fee of $315,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $225,000, the Vice Chairman $75,000 and from December 1, 2011 through February 29, 2012, the assistant to the Audit and Valuation Committee Chairman $6,250. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an addition fee are each paid $50,000. The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex. The J.P. Morgan Funds bore expenses related to the administrative and staffing services provided to the former Chairman, in lieu of establishing an office of the former Chairman, in the amount of $6,000 per month.

Trustee aggregate compensation paid by each of the Funds and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2012, is set forth below:

Name of Trustee	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund
Independent Trustees
John F. Finn	$74,071	$7,067	$39,850
Dr. Matthew Goldstein	87,538	8,352	47,096
Robert J. Higgins	87,538	8,352	47,096
Peter C. Marshall	94,272	8,995	50,718
Mary E. Martinez(2)	11,838	1,205	5,901
Marilyn McCoy	87,538	8,352	47,096
Mitchell M. Merin(2)	11,838	1,205	5,901
William G. Morton, Jr.	74,071	7,067	39,850
Dr. Robert A. Oden, Jr.	74,071	7,067	39,850
Marian U. Pardo(3)	11,838	1,205	5,901
Frederick W. Ruebeck	87,538	8,352	47,096
James J. Schonbachler	86,438	8,254	46,373

Interested Trustee Not Affiliated With The Adviser
Frankie D. Hughes	74,074	7,067	39,850

Name of Trustee	U.S. Treasury Plus Money Market Fund	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund
Independent Trustees
John F. Finn	$8,849	$3,305	$12,969
Dr. Matthew Goldstein	10,458	3,905	15,327
Robert J. Higgins	10,458	3,905	15,327
Peter C. Marshall	11,263	4,206	16,506
Mary E. Martinez(2)	1,448	483	2,085
Marilyn McCoy	10,458	3,905	15,327
Mitchell M. Merin(2)	1,448	483	2,085
William G. Morton, Jr.	8,849	3,305	12,969
Dr. Robert A. Oden, Jr.	8,849	3,304	12,969
Marian U. Pardo(3)	1,448	483	2,085
Frederick W. Ruebeck	10,458	3,905	15,327
James J. Schonbachler	10,310	3,844	15,114

Interested Trustee Not Affiliated With The Adviser
Frankie D. Hughes	8,849	3,305	12,969

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Name of Trustee	Tax Free Money Market Fund	Municipal Money Market Fund	California Municipal Money Market Fund
Independent Trustees
John F. Finn	$11,415	$1,971	$867
Dr. Matthew Goldstein	13,490	2,330	1,025
Robert J. Higgins	13,490	2,330	1,025
Peter C. Marshall	14,528	2,509	1,104
Mary E. Martinez(2)	1,838	329	147
Marilyn McCoy	13,490	2,330	1,025
Mitchell M. Merin(2)	1,838	329	147
William G. Morton, Jr.	11,415	1,971	867
Dr. Robert A. Oden, Jr.	11,415	1,971	867
Marian U. Pardo(3)	1,838	329	147
Frederick W. Ruebeck	13,490	2,330	1,025
James J. Schonbachler	13,311	2,300	1,012

Interested Trustee Not Affiliated With The Adviser
Frankie D. Hughes	11,415	1,971	867

Name of Trustee	Michigan Municipal Money Market Fund	New York Municipal Money Market Fund	Ohio Municipal Money Market Fund
Independent Trustees
John F. Finn	$96	$854	$42
Dr. Matthew Goldstein	114	1,009	50
Robert J. Higgins	114	1,009	50
Peter C. Marshall	123	1,087	54
Mary E. Martinez(2)	15	135	6
Marilyn McCoy	114	1,009	50
Mitchell M. Merin(2)	15	135	6
William G. Morton, Jr.	96	854	42
Dr. Robert A. Oden, Jr.	96	854	42
Marian U. Pardo(3)	15	135	6
Frederick W. Ruebeck	114	1,009	50
James J. Schonbachler	112	995	49

Interested Trustee Not Affiliated With The Adviser
Frankie D. Hughes	96	854	42

Name of Trustee	Current Yield Money Market Fund	Total Compensation Paid from Fund Complex(1)(9)
Independent Trustees
John F. Finn	$6	$275,000	(4)
Dr. Matthew Goldstein	8	325,000
Robert J. Higgins	8	325,000	(5)
Peter C. Marshall	8	350,000
Mary E. Martinez(2)	1	45,833	(2)
Marilyn McCoy	8	325,000
Mitchell M. Merin(2)	1	45,833	(2)
William G. Morton, Jr.	6	275,000
Dr. Robert A. Oden, Jr.	6	275,000	(6)
Marian U. Pardo(3)	1	45,833	(3)
Frederick W. Ruebeck	8	325,000	(7)
James J. Schonbachler	7	320,833	(8)

Interested Trustee Not Affiliated With The Adviser

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Name of Trustee	Current Yield Money Market Fund	Total Compensation Paid from Fund Complex(1)(9)
Frankie D. Hughes	6	275,000

(1)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes eleven registered investment companies (172 Funds), including JPMMFG which liquidated on November 29, 2012 and is in the process of winding up its affairs.
(2)	Ms. Martinez and Mr. Merin became members of the Board of Trustees effective January 1, 2013. Compensation includes amounts paid prior to becoming a trustee for attendance at a Board Meeting and service as trustee nominees.
(3)	Ms. Pardo became a member of the Board of Trustees effective February 1, 2013. Compensation includes amounts paid prior to becoming a trustee for attendance at a Board Meeting and service as a trustee nominee.
(4)	Includes $275,000 of Deferred Compensation.
(5)	Includes $325,000 of Deferred Compensation.
(6)	Includes $27,500 of Deferred Compensation.
(7)	Includes $130,000 of Deferred Compensation.
(8)	Includes $64,167 of Deferred Compensation.
(9)	William J. Armstrong, Fergus Reid, III and Leonard M. Spalding, Jr. retired as Trustees of the Trusts effective December 31, 2012. For the period specified in the table above, the former Trustees were paid the following total compensation from the J.P. Morgan Funds Complex.

Name of Former Trustee	Total Compensation Paid from Fund Complex	Amount of Defrred Compensation Included in Total
William J. Armstrong	$283,333	None
Fergus Reid, III	$500,000	Includes $100,000 of Deferred Compensation
Leonard M. Spalding, Jr.	$325,000	Includes $325,000 of Deferred Compensation

For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.

INVESTMENT ADVISER

Investment Advisory Fees

For the fiscal periods indicated, the Funds paid the following investment advisory fees to JPMIM and JPMIM waived investment advisory fees (amounts waived are in parentheses) (amounts in thousands):

	Fiscal Year Ended 2/28/11		Fiscal Year Ended 2/29/12		Fiscal Year Ended 2/28/13
Funds	Paid	Waived	Paid	Waived	Paid	Waived
Prime Money Market Fund	$108,956	$(52)	$96,356	$—	$91,233	$(243)
Federal Money Market Fund	7,682	(1)	1,186	(3,666)	732	(2,893)
100% U.S. Treasury Securities Money Market Fund	13,265	(746)	1,307	(14,236)	3,326	(13,266)
Tax Free Money Market Fund	18,960	(8)	15,262	(501)	13,666	(628)
California Municipal Money Market Fund	997	(1)	936	(128)	1,075	(42)
New York Municipal Money Market Fund	1,266	(7)	1,166	(14)	1,011	(46)
Liquid Assets Money Market Fund	7,743	(1)	7,986	—	9,138	(31)
U.S. Government Money Market Fund	57,453	(41)	24,636	(26,061)	39,541	(7,359)
U.S. Treasury Plus Money Market Fund	11,720	(26)	1,815	(8,976)	7,575	(3,332)
Municipal Money Market Fund	3,068	—	2,534	—	2,466	(6)
Michigan Municipal Money Market Fund	159	—	110	(26)	95	(21)

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	Fiscal Year Ended 2/28/11		Fiscal Year Ended 2/29/12		Fiscal Year Ended 2/28/13
Funds	Paid	Waived	Paid	Waived	Paid	Waived
Ohio Municipal Money Market Fund	47	(7)	15	(43)	8	(41)
Current Yield Money Market Fund*	—	(3)	—	(8)	7	(1)

*	The Fund commenced operations on 9/30/10. Therefore, the fiscal year ended 2/28/11 covers the period from 9/30/10 through 2/28/11.

ADMINISTRATOR

Administrator Fees

The table below sets forth the administration fees paid by the Funds (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated (amounts in thousands).

	Fiscal Year Ended 2/28/11		Fiscal Year Ended 2/29/12		Fiscal Year Ended 2/28/13
	Paid	Waived	Paid	Waived	Paid	Waived
Prime Money Market Fund	$91,716	$—	$83,651	$—	$80,300	$(2)
Liquid Assets Money Market Fund	6,386	(129)	6,933	—	8,050	—
U.S. Government Money Market Fund	42,874	(5,508)	43,901	(115)	41,173	—
U.S. Treasury Plus Money Market Fund	9,884	—	8,016	(1,358)	9,579	—
Federal Money Market Fund	6,313	(150)	3,416	(797)	3,027	(154)
100% U.S. Treasury Securities Money Market Fund	11,794	—	7,455	(6,045)	14,420	(149)
Tax Free Money Market Fund	15,965	—	13,684	—	12,549	—
Municipal Money Market Fund	2,581	—	2,201	—	2,170	—
California Municipal Money Market Fund	840	—	924	—	981	—
Michigan Municipal Money Market Fund	134	—	118	—	102	—
New York Municipal Money Market Fund	1,071	—	1,025	—	928	—
Ohio Municipal Money Market Fund	45	—	24	(27)	31	(12)
Current Yield Money Market Fund*	2	(1)	—	(7)	—	(7)

*	The Fund commenced operations on 9/30/10. Therefore, the fiscal year ended 2/28/11 covers the period from 9/30/10 through 2/28/11.

For a more complete discussion, see the “Administrator” section in Part II of this SAI.

Part I - 40

DISTRIBUTOR

Compensation Paid to JPMDS

The following table describes the compensation paid to the principal underwriter, JPMDS, for the fiscal year ended February 28, 2013.

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Prime Money Market Fund	$—	$8,708	$—	$160,969
Liquid Assets Money Market Fund	—	24,902	26	417,879
U.S. Government Money Market Fund	—	—	—	4,735
U.S. Treasury Plus Money Market Fund	—	1,880	—	1,429
Federal Money Market Fund	—	—	—	117
100% U.S. Treasury Securities Money Market Fund	—	—	—	517
Tax Free Money Market Fund	—	—	—	—
Municipal Money Market Fund	—	—	—	22
California Municipal Money Market Fund	—	—	—	—
Michigan Municipal Money Market Fund	—	—	—	—
New York Municipal Money Market Fund	—	—	—	—
Ohio Municipal Money Market Fund	—	—	—	2
Current Yield Money Market	—	—	—	—

*	Fees paid by the Funds pursuant to Rule 12b-1 are provided in the “Distribution Fees” section below.

Distribution Fees

The table below sets forth the Rule 12b-1 fees that the Funds paid to JPMDS, with respect to the fiscal periods indicated (amounts waived are in parentheses) (amounts in thousands):

Fund	Fiscal Year Ended 2/28/11		Fiscal Year Ended 2/29/12			Fiscal Year Ended 2/28/13
	Paid	Waived	Paid		Waived	Paid	Waived
Prime Money Market Fund
Class B Shares	$5	$(34)	$3		$(22)	$2	$(15)
Class C Shares	7	(55)	9		(87)	12	(66)
Reserve Shares	11	(5,038)	28		(4,074)	1	(3,598)
Cash Management Shares	1	(2,446)	—	^	(2,683)	1	(2,951)
Service Shares	6	(6,236)	6		(7,946)	—	(9,439)
Eagle Class Shares[1]	—	(2,003)	—		(2,474)	10	(140)

Liquid Assets Money Market Fund
Morgan Shares	—	(2,943)	—		(2,939)	—	(2,582)
Class B Shares	14	(81)	6		(50)	6	(29)
Class C Shares	416	(2,448)	311		(2,651)	408	(2,120)
Reserve Shares	32	(768)	27		(664)	2	(526)
Service Shares	23	(1,488)	37		(1,065)	1	(787)
E*TRADE Class Shares	—	(1,112)	—		(1,173)	—	(4,266)

Part I - 41

U.S. Government Money Market Fund
Morgan Shares	56	(2,025)	23		(2,166)	2	(2,118)
Reserve Shares	2	(124)	5		(87)	—	(65)
Service Shares	10	(3,149)	35		(4,145)	1	(5,609)
Eagle Class Shares[2]	N/A	N/A	N/A		N/A	8	(2,022)

U.S. Treasury Plus Money Market Fund
Morgan Shares	24	(938)	11		(694)	—	(543)
Class B Shares	—	(6)	—		(4)	—	(3)
Class C Shares	7	(1,031)	—		(1,378)	—	(1,365)
Reserve Shares	24	(2,849)	8		(2,680)	1	(2,336)
Service Shares	—	(1)	—		(1)	—	(1)
Eagle Class Shares[2]	N/A	N/A	N/A		N/A	—	(— )^

Federal Money Market Fund
Morgan Shares	1	(176)	—		(210)	—	(118)
Reserve Shares	2	(93)	—		(27)	7	(42)

100% U.S. Treasury Securities Money Market Fund
Morgan Shares	—	(1,356)	—		(1,527)	—	(1,720)
Reserve Shares	—	(317)	—		(128)	1	(188)
Service Shares	—	(1)	—	^	(— )^	—	(1)

Tax Free Money Market Fund
Morgan Shares	—	(507)	—		(437)	—	(388)
Reserve Shares	—	(14,752)	—		(15,957)	—	(18,233)
Eagle Class Shares[1]	6	(1,744)	—		(2,658)	1	(2,707)

Municipal Money Market Fund
Morgan Shares	1	(321)	1		(305)	—	(336)
Reserve Shares	1	(277)	1		(153)	—	(100)
Service Shares	5	(2,008)	10		(1,694)	—	(1,466)
E*TRADE Class Shares	47	(9,468)	54		(9,915)	—	(10,506)

California Municipal Money Market Fund
Morgan Shares	—	(382)	—		(379)	—	(413)
E*TRADE Class Shares	—	(4,389)	—		(4,942)	—	(5,268)
Service Shares	—	(801)	—		(763)	—	(634)

Michigan Municipal Money Market Fund
Morgan Shares	—	(11)	—		(9)	1	(7)
Reserve Shares	1	(389)	—		(326)	—	(263)

New York Municipal Money Market Fund
Morgan Shares	—	(806)	—		(715)	—	(580)
Reserve Shares	—	(963)	—		(936)	—	(854)
E*TRADE Class Shares	6	(1,800)	—		(1,850)	—	(2,016)
Service Shares	—	(596)	—		(462)	—	(379)

Part I - 42

Ohio Municipal Money Market Fund
Morgan Shares	—	(23)	—	(21)	—	(19)
Reserve Shares	—	(59)	—	(58)	—	(48)
Service Shares	—	(101)	—	(145)	—	(121)

Current Yield Money Market Fund[3]
Capital Shares	—	—	—	—	—	—
Institutional Shares	—	—	—	—	—	—

1	Shares commenced operations as of May 10, 2010.
2	Shares commenced operations as of March 1, 2012.
3	Fund commenced operations as of September 30, 2010.
^	Amount rounds to less than $1,000.

For a more complete discussion, see the “Distribution Plan” section in Part II of this SAI.

SHAREHOLDER SERVICING

Shareholder Services Fees

Under the Shareholder Servicing Agreement, each Fund has agreed to pay JPMDS, for providing shareholder services and other related services, a fee at the following annual rates (expressed as a percentage of the average daily net assets of Fund shares owned by or for shareholders):

Capital	0.05%
Institutional Class	0.10%
Agency and Direct	0.15%
Premier, Cash Management, Service, Reserve, Eagle Class and E*TRADE Class	0.30%*
Morgan and Investor	0.35%**
Class B and Class C	0.25%

*	The amount payable for “service fees”, as defined by the Financial Industry Regulatory Authority (“FINRA”), does not exceed 0.25% of the average annual net assets attributable to these shares. The 0.05% balance of the fees is for shareholder administrative services.
**	The amount payable for “service fees” (as defined by the FINRA) does not exceed 0.25% of the average annual net assets attributable to these shares. The 0.10% balance of the fees is for shareholder administrative services.

The table below sets forth the fees paid to JPMDS (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated (amounts in thousands):

Fund	Fiscal Year Ended 2/28/11		Fiscal Year Ended 2/29/12		Fiscal Year Ended 2/28/13
	Paid	Waived	Paid	Waived	Paid	Waived
Prime Money Market Fund
Capital Shares	$17,615	$(21,383)	$14,410	$(19,819)	$14,394	$(21,153)
Morgan Shares	5,308	(6,522)	3,580	(6,115)	4,093	(4,556)
Premier Shares	8,122	(7,621)	4,542	(5,929)	5,052	(3,884)
Agency Shares	11,949	(5,528)	10,221	(5,204)	8,345	(4,179)
Class B Shares	3	(10)	2	(6)	2	(4)
Class C Shares	5	(16)	8	(24)	6	(20)
Institutional Class Shares	16,894	(15,220)	14,718	(14,195)	12,178	(12,063)
Reserve Shares	3,150	(2,909)	2,082	(2,841)	2,375	(1,944)
Cash Management Shares	771	(697)	694	(916)	953	(818)
Service Shares	1,629	(1,492)	1,724	(2,252)	2,573	(2,146)
Investor Shares	857	(1,031)	732	(1,267)	800	(874)
Direct Shares	1,326	(126)	1,716	(460)	1,453	(130)

Part I - 43

Fund	Fiscal Year Ended 2/28/11			Fiscal Year Ended 2/29/12			Fiscal Year Ended 2/28/13
	Paid		Waived	Paid		Waived	Paid		Waived
Eagle Class Shares[1]	1,363		(1,041)	1,257		(1,712)	106		(74)

Liquid Assets Money Market Fund
Morgan Shares	4,630		(5,669)	3,794		(6,493)	4,378		(4,659)
Class B Shares	6		(26)	4		(15)	3		(9)
Class C Shares	178		(777)	195		(792)	164		(679)
Premier Shares	448		(417)	202		(275)	215		(167)
Agency Shares	264		(195)	194		(133)	122		(85)
Institutional Class Shares	760		(1,281)	1,054		(1,596)	1,347		(2,114)
Reserve Shares	467		(493)	327		(502)	355		(266)
Investor Shares	916		(1,105)	693		(1,171)	843		(940)
Service Shares	372		(383)	196		(355)	222		(172)
Capital Shares	168		(1,018)	231		(982)	287		(1,339)
E*TRADE Class Shares	218		(338)	174		(413)	660		(1,473)

U.S. Government Money Market Fund
Morgan Shares	1,701		(5,581)	155		(7,505)	484		(6,935)
Premier Shares	4,229		(10,757)	232		(13,663)	947		(11,778)
Agency Shares	12,313		—	368		(11,029)	1,773		(10,295)
Institutional Class Shares	8,284		(7,288)	531		(10,058)	2,214		(8,398)
Reserve Shares	42		(109)	3		(108)	6		(73)
Service Shares	431		(1,148)	56		(2,034)	217		(2,589)
Capital Shares	8,650		(9,771)	807		(15,547)	2,592		(10,780)
Investor Shares	2,880		(8,887)	168		(15,203)	1,038		(15,074)
Direct Shares	193		(149)	36		(761)	100		(627)
Eagle Class Shares[2]	N/A		N/A	N/A		N/A	163		(2,272)

U.S. Treasury Plus Money Market Fund
Morgan Shares	480		(2,888)	38		(2,430)	69		(1,833)
Class B Shares	—		(2)	—		(1)	—		(1)
Class C Shares	63		(283)	1		(458)	22		(433)
Premier Shares	417		(1,986)	12		(1,885)	80		(1,800)
Agency Shares	1,013		(1,896)	16		(2,197)	207		(2,250)
Institutional Class Shares	3,433		(4,495)	84		(7,007)	804		(6,725)
Reserve Shares	582		(2,866)	38		(3,188)	119		(2,685)
Investor Shares	349		(1,909)	4		(1,559)	47		(1,241)
Service Shares	—	^	(— )^	—	^	(— )^	—	^	(— )^
Direct Shares	573		(1,104)	26		(2,793)	225		(2,492)
Eagle Class Shares[2]	N/A		N/A	N/A		N/A	—	^	(— )^

Federal Money Market Fund
Morgan Shares	99		(521)	2		(733)	—		(412)
Premier Shares	432		(1,703)	6		(1,478)	—		(1,046)
Agency Shares	607		(922)	8		(1,421)	—		(677)
Institutional Class Shares	3,511		(4,147)	38		(4,359)	—		(3,594)
Reserve Shares	23		(91)	—		(32)	—		(60)

100% U.S. Treasury Securities Money Market Fund
Capital Shares	303		(3,041)	—		(3,717)	—		(3,983)
Morgan Shares	57		(4,690)	—		(5,344)	—		(6,021)

Part I - 44

Premier Shares	73		(5,223)	—		(4,610)	—		(4,188)
Agency Shares	80		(2,625)	—		(2,514)	—		(3,026)
Institutional Class Shares	249		(5,525)	—		(7,204)	—		(7,565)
Reserve Shares	5		(376)	—		(154)	—		(227)
Service Shares	—	^	(— )^	—	^	(— )^	—		(— )^

Tax Free Money Market Fund
Morgan Shares	731		(1,044)	282		(1,248)	218		(1,141)
Premier Shares	4,124		(4,473)	1,598		(5,862)	1,534		(7,135)
Agency Shares	997		(475)	437		(733)	308		(506)
Institutional Class Shares	6,755		(6,000)	3,223		(5,331)	2,188		(3,483)
Reserve Shares	8,493		(9,210)	4,042		(15,106)	4,115		(17,764)
Direct Shares	—	^	(— )^	—	^	(— )^	—	^	(— )^
Eagle Class Shares[1]	942		(1,159)	598		(2,592)	520		(2,729)

Municipal Money Market Fund
Morgan Shares	653		(473)	465		(607)	400		(776)
Premier Shares	237		(113)	154		(149)	85		(126)
Agency Shares	79		(51)	72		(50)	86		(65)
Institutional Class Shares	520		(757)	268		(405)	211		(336)
Reserve Shares	226		(107)	90		(94)	50		(70)
Service Shares	680		(326)	425		(427)	296		(437)
E*TRADE Class Shares	3,022		(1,736)	2,303		(2,681)	1,913		(3,340)

California Municipal Money Market Fund
Morgan Shares	514		(824)	182		(1,144)	260		(1,186)
E*TRADE Class Shares	922		(1,272)	331		(2,140)	481		(2,153)
Service Shares	179		(221)	56		(325)	68		(249)

Michigan Municipal Money Market Fund
Morgan Shares	13		(24)	3		(29)	1		(24)
Premier Shares	42		(56)	11		(82)	7		(91)
Reserve Shares	199		(269)	46		(345)	26		(290)

New York Municipal Money Market Fund
Morgan Shares	1,381		(1,439)	644		(1,861)	458		(1,571)
Reserve Shares	664		(491)	333		(790)	271		(754)
E*TRADE Class Shares	486		(417)	242		(683)	234		(774)
Service Shares	171		(127)	69		(162)	51		(139)

Ohio Municipal Money Market Fund
Morgan Shares	6		(75)	1		(75)	—		(67)
Premier Shares	1		(10)	—		(12)	—		(9)
Reserve Shares	5		(66)	1		(69)	—		(58)
Service Shares	4		(47)	—		(72)	—		(60)

Current Yield Money Market Fund[3]
Capital Shares	—		(2)	—		(5)	—		(5)
Institutional Class Shares	—	^	(— )^	—	^	(— )^	—	^	(— )^

1	Shares commenced operations as of May 10, 2010.
2	Shares commenced operations as of March 1, 2012.
3	Fund commenced operations as of September 30, 2010.
^	Amount rounds to less than $1,000.

Part I - 45

For a more complete discussion, see the “Shareholder Servicing” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Broker Research

For the fiscal year ended February 28, 2013, the Adviser had no allocated brokerage commissions to brokers who provided broker research to report, including third party broker research to the Funds.

Securities of Regular Broker-Dealers

As of February 28, 2013, certain Funds owned securities of their regular broker-dealers (or parents) as shown below:

Fund	Name of Broker-Dealer	Value of Securities Owned (000s)
Prime Money Market Fund	ABN AMRO Inc.	$1,626,808
	Barclays Inc.	1,534,978
	Citigroup Global Markets Inc.	1,044,000
	Credit Suisse First Boston LLC	3,515,000
	Deutsche Bank AG	3,747,903
	HSBC Securities Inc.	2,006,716
	Merrill Lynch & Co. Inc.	250,000
	Royal Bank of Scotland Group	2,109,614
	UBS Financial Services Inc.	1,227,675

Tax Free Money Market Fund	Deutsche Bank AG	2,290,596

California Municipal Money Market Fund	Barclays Inc.	19,390
	Deutsche Bank AG	167,883

New York Municipal Money Market Fund	Deutsche Bank AG	86,150

Current Yield Money Market Fund	Citigroup Global Markets Inc.	425
	Deutsche Bank AG	1,812
	Merrill Lynch & Co. Inc.	2,000
	Royal Bank of Scotland Group	2,425

Liquid Assets Money Market Fund	ABN AMRO Inc.	222,941
	Bank of America Corporation	230,000
	Barclays Inc.	172,959
	Citigroup Global Markets Inc.	113,000
	Credit Suisse First Boston LLC	382,000
	Deutsche Bank AG	348,308
	HSBC Securities Inc.	179,996
	Merrill Lynch & Co. Inc.	50,000
	Royal Bank of Scotland Group	380,000
	UBS Financial Services Inc.	90,963

U.S. Government Money Market Fund	Bank of America Corporation	250,000
	Barclays Inc.	1,175,000
	Citigroup Global Markets Inc.	2,300,000
	Deutsche Bank AG	150,000
	Goldman Sachs and Company	4,800,000

Part I - 46

	HSBC Securities Inc.	800,000
	Merrill Lynch & Co. Inc.	900,000
	Royal Bank of Scotland Group	1,641,653

U.S. Treasury Plus Money Market Fund	Barclays Inc.	700,000
	Citigroup Global Markets Inc.	650,000
	Credit Suisse First Boston LLC	350,000
	Deutsche Bank AG	800,000
	Goldman Sachs and Company	800,000
	HSBC Securities Inc.	750,000
	Merrill Lynch & Co. Inc.	924,823
	Royal Bank of Scotland Group	1,148,310

Michigan Municipal Money Market Fund	Deutsche Bank AG	385

Municipal Money Market Fund	Deutsche Bank AG	303,841
	Lehman Brothers Inc.	8,045

Ohio Municipal Money Market Fund	Deutsche Bank AG	7,780

For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

FINANCIAL INTERMEDIARY

Other Cash Compensation Payments

During the fiscal year ended February 28, 2013, JPMIM and SCR&M paid approximately $147,391,286 and $86,000, respectively, for all of the J.P. Morgan Funds pursuant to their other cash compensation arrangements. For a more complete discussion, see the “Cash Compensation to Financial Intermediaries” section in Part II of this SAI.

TAX MATTERS

State Specific Tax Information

The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. Shareholders are advised to consult with their own tax advisors about state and local tax matters. Following is a brief discussion of treatment of exempt-interest dividends by certain states.

California Taxes. In general, as long as the California Municipal Money Market Fund continues to qualify as a regulated investment company under the federal Internal Revenue Code of 1986, as amended (“the Code”), it will incur no California income or franchise tax liability on income and capital gains distributed to shareholders.

California personal income tax law provides that dividends paid by a regulated investment company, or series thereof, from interest on obligations that would be exempt from California personal income tax if held directly by an individual, are excludable from gross income if such dividends are reported by the fund as such exempt-interest dividends in written statements furnished to shareholders. In general, such exempt obligations will include California exempt and U.S. exempt obligations. Moreover, for a fund to qualify to pay such exempt-interest dividends under California law, at least 50% of the value of its assets must consist of such exempt obligations at the close of each quarter of its fiscal year and such fund must be qualified as a regulated investment company.

Distributions to individual shareholders derived from items other than exempt-interest described above will be subject to California personal income tax. In addition, corporate shareholders should note that dividends will not be exempt from California corporate franchise tax and may not be exempt from California corporate income tax. California has an

Part I - 47

alternative minimum tax (“AMT”) similar to the federal AMT. However, the California AMT does not include interest from private activity municipal obligations as an item of tax preference. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of the Fund will not be deductible for California personal income tax purposes.

In general, exempt obligations will include California exempt and U.S. exempt obligations. Under California law, exempt-interest dividends (including some dividends paid after the close of the year as described in Section 855 of the Internal Revenue Code) may not exceed the excess of (A) the amount of interest received by the fund which would be tax-exempt interest if the obligations on which the interest was paid were held by an individual over (B) the amount that would be considered expenses related to exempt income and thus would not be deductible under California personal income tax law.

Investors should consult their advisers about other state and local tax consequences of the investment in the fund as well as about any California tax consequences related to any special tax status or considerations applicable to such investors.

Michigan Taxes. Dividends received from the Michigan Municipal Money Market Fund that are derived from interest attributable to tax-exempt securities of the State of Michigan or its political subdivisions (“Michigan Municipal Obligations”) will be exempt from Michigan personal income tax and Michigan corporate income tax. Conversely, to the extent that the Fund’s dividends are derived from interest on obligations other than Michigan Municipal Obligations or certain U.S. government obligations (or are derived from short-term or long-term gains), such dividends may be subject to Michigan income tax and Michigan corporate income tax, even though the dividends may be exempt for federal income tax purposes. Except as noted above with respect to Michigan income taxation, distributions of net income may be taxable to investors as dividend income under other state or local laws even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

New York Taxes. Dividends paid by the New York Municipal Money Market Fund that are derived from interest attributable to obligations of the State of New York or its political subdivisions or certain other governmental entities (for example, the Commonwealth of Puerto Rico or the U.S. Virgin Islands), the interest on which was excludable from gross income for purposes of both federal income taxation and New York State and City personal income taxation (“New York Tax-Exempt Bonds”) and designated as such, generally are exempt from New York State and New York City personal income tax as well as from the New York City unincorporated business tax (but not the New York State corporation franchise tax or New York City general corporation tax), provided that such dividends constitute exempt-interest dividends under Section 852(b)(5) of the Code. Dividends and other distributions (aside from exempt-interest dividends derived from New York Tax-Exempt Bonds) generally are not exempt from New York State and City taxes. For New York State and City tax purposes, distributions of net long-term capital gain will be taxable at the same rates as ordinary income.

Distributions by the Fund from investment income and capital gains, including exempt-interest dividends, also generally are included in a corporation’s net investment income for purposes of calculating such corporation’s obligations under the New York State corporate franchise tax and the New York City general corporation tax, if received by a corporation subject to those taxes, and will be subject to such taxes to the extent that a corporation’s net investment income is allocated to New York State and/or New York City. To the extent that investors are subject to state and local taxes outside of New York State, all dividends paid by the Fund may be taxable income for purposes thereof. To the extent that the Fund’s dividends are derived from interest attributable to the obligations of any other state or of a political subdivision of any such other state or are derived from capital gains, such dividends will generally not be exempt from New York State or New York City tax. The New York AMT excludes tax-exempt interest as an item of tax preference. Interest incurred to buy or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes. Investors should consult their advisers about New York and state and local tax consequences of the investment in the Fund.

Ohio Taxes. Distributions from the Ohio Municipal Money Market Fund representing interest on obligations held by this Fund which are issued by the State of Ohio, and political or governmental subdivisions thereof as defined in Section 5709.76(D)(10) of the Ohio Revised Code, or nonprofit corporations authorized to issue public securities for or on behalf of Ohio or its political subdivisions or agencies or instrumentalities (“Ohio Obligations”), are exempt from Ohio personal income tax as well as Ohio municipal or school district income taxes. Shareholders that are subject to the Ohio commercial

Part I - 48

activity tax may exclude such distributions from their taxable gross receipts for purposes of such tax. Corporate shareholders that are subject to the Ohio corporation franchise tax may exclude such distributions from the Ohio corporation franchise tax net income base. Note that for most entities, the corporation franchise tax has been phased out as of the 2010 tax year.

Distributions that are properly attributable to profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the gross receipts base of the Ohio commercial activity tax or the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources generally will not be exempt from Ohio personal income tax, municipal or school district income taxes in Ohio or the gross receipts base of the Ohio commercial activity tax or the net income base of the Ohio corporation franchise tax.

This discussion of Ohio taxes assumes that the Ohio Municipal Money Market Fund will continue to qualify as a regulated investment company under the Internal Revenue Code and that at all times at least 50% of the value of the total assets of the Fund consists of Ohio Obligations or similar obligations of other states or their subdivisions.

Capital Loss Carryforwards

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely and retain their character as short-term and/or long-term losses. Prior to the 2010 Act, net capital losses incurred by the Funds were carried forward eight years and treated as short-term losses. The 2010 Act requires that net capital losses after February 28, 2011 be used before any prior net capital losses.

For Federal income tax purposes, the following Funds had capital loss carryforwards for the fiscal year ended February 28, 2013 (amounts in thousands) incurred prior to the enactment of the 2010 Act:

Fund		Capital Loss Carryforward	Expiration Date
Municipal Money Market Fund		$154	2/28/2019
	Remaining	$154

Ohio Municipal Money Market Fund		$1	2/28/2019
	Remaining	$1

As of February 28, 2013, the Funds did not have capital loss carryforwards incurred after the enactment of the 2010 Act.

To the extent that these capital losses are used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders.

For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that receive the Funds’ portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

All Funds
Factset	Monthly	30 days after month end
JPMorgan Chase & Co.	Monthly	At least on a 1 day lag

All Funds (excluding Current Yield Money Market)
Bloomberg LP	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end

Part I - 49

Morningstar Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Vickers Stock Research Corp.	Monthly	30 days after month end
The McGraw Hill Companies — Standard & Poor’s Corporation	Monthly	30 days after month end

100% U.S. Treasury Securities Money Market
Verisign	Daily	At least on a 1 day lag
Fidelity Investments Institutional Services Company, Inc.	Daily	At least on a 1 day lag
Moody’s	Daily	At least on a 1 day lag
Bridgewater	Daily	At least on a 1 day lag
Bank of New York	Monthly	At least on a 1 day lag
Institutional Cash Distributors	Weekly	At least on a 1 day lag
Diamond Hill	Weekly	At least on a 1 day lag
Crane Data	Weekly	At least on a 1 day lag
HP	Weekly	At least on a 1 day lag
Teledyne Technologies	Quarterly	At least on a 1 day lag

Current Yield Money Market
Crane Data	Weekly	At least on a 1 day lag
Institutional Cash Distributors	Weekly	At least on a 1 day lag

Federal Money Market
Verisign	Daily	At least on a 1 day lag
Fidelity Investments Institutional Services Company, Inc.	Daily	At least on a 1 day lag
Moody’s	Daily	At least on a 1 day lag
Bank of New York	Monthly	At least on a 1 day lag
Institutional Cash Distributors	Weekly	At least on a 1 day lag
Crane Data	Weekly	At least on a 1 day lag

Liquid Assets Money Market
Verisign	Daily	At least on a 1 day lag
Mizuho Securities USA Inc.	Daily	At least on a 1 day lag
Fidelity Investments Institutional Services Company, Inc.	Daily	At least on a 1 day lag
Bank of New York	Monthly	At least on a 1 day lag
Chicago Mercantile Exchange	Monthly	At least on a 1 day lag
Union Bank of California	Monthly	At least on a 1 day lag
Institutional Cash Distributors	Weekly	At least on a 1 day lag
Crane Data	Weekly	At least on a 1 day lag

Municipal Money Market
Verisign	Daily	At least on a 1 day lag
Fidelity Investments Institutional Services Company, Inc.	Daily	At least on a 1 day lag
Institutional Cash Distributors	Weekly	At least on a 1 day lag
Crane Data	Weekly	At least on a 1 day lag
ITT Educational Services, Inc.	Quarterly	At least on a 1 day lag

Prime Money Market
Verisign	Daily	At least on a 1 day lag
E*Trade	Daily	At least on a 1 day lag
Morgan Stanley Smith Barney	Daily	At least on a 1 day lag
Best Buy	Daily	At least on a 1 day lag
Mizuho Securities USA Inc.	Daily	At least on a 1 day lag

Part I - 50

Sovereign	Daily	At least on a 1 day lag
Fidelity Investments Institutional Services Company, Inc.	Daily	At least on a 1 day lag
Moody’s	Daily	At least on a 1 day lag
ABS Investment Management	Monthly	At least on a 1 day lag
Atlas Air	Monthly	At least on a 1 day lag
Bank of New York	Monthly	At least on a 1 day lag
BP	Monthly	At least on a 1 day lag
Chicago Mercantile Exchange	Monthly	At least on a 1 day lag
Commonfund Securities	Monthly	At least on a 1 day lag
Dell Computer Corporation	Monthly	At least on a 1 day lag
Ernst & Young	Monthly	At least on a 1 day lag
GE Asset Management	Monthly	At least on a 1 day lag
Koch Industries	Monthly	At least on a 1 day lag
KPMG	Monthly	At least on a 1 day lag
Lear	Monthly	At least on a 1 day lag
Lockheed Martin	Monthly	At least on a 1 day lag
Mercer	Monthly	At least on a 1 day lag
Newedge	Monthly	At least on a 1 day lag
Ohio Bureau of Worker’s Compensation	Monthly	At least on a 1 day lag
Pennsylvania State University	Monthly	At least on a 1 day lag
SVB	Monthly	At least on a 1 day lag
TD Securities	Monthly	At least on a 1 day lag
Texas Treasury Safekeeping Trust Co.	Monthly	At least on a 1 day lag
Union Bank of California	Monthly	At least on a 1 day lag
West Virginia Board of Treasury Investments	Monthly	At least on a 1 day lag
Fitch Survey Co	Weekly	At least on a 1 day lag
IBM	Weekly	At least on a 1 day lag
Diamond Hill	Weekly	At least on a 1 day lag
Stanford University	Weekly	At least on a 1 day lag
CBS Corp	Weekly	At least on a 1 day lag
PepsiCo	Weekly	At least on a 1 day lag
AmerisourceBergen	Weekly	At least on a 1 day lag
Crane Data	Weekly	At least on a 1 day lag
Institutional Cash Distributors	Weekly	At least on a 1 day lag
ITT Educational Services, Inc.	Quarterly	At least on a 1 day lag

Tax Free Money Market
Verisign	Daily	At least on a 1 day lag
Fidelity Investments Institutional Services Company, Inc.	Daily	At least on a 1 day lag
Moody’s	Daily	At least on a 1 day lag
Bank of New York	Monthly	At least on a 1 day lag
SVB	Monthly	At least on a 1 day lag
Crane Data	Weekly	At least on a 1 day lag
Institutional Cash Distributors	Weekly	At least on a 1 day lag

U.S. Government Money Market
Texas County & District Retirement System	Daily	At least on a 1 day lag
International paper	Daily	At least on a 1 day lag

Part I - 51

Verisign	Daily	At least on a 1 day lag
E*Trade	Daily	At least on a 1 day lag
Fidelity Investments Institutional Services Company, Inc.	Daily	At least on a 1 day lag
Johnson County Kansas Government	Daily	At least on a 1 day lag
Moody’s	Daily	At least on a 1 day lag
Bank of New York	Monthly	At least on a 1 day lag
Dell Computer Corporation	Monthly	At least on a 1 day lag
Ohio Bureau of Worker’s Compensation	Monthly	At least on a 1 day lag
SVB	Monthly	At least on a 1 day lag
TD Securities	Monthly	At least on a 1 day lag
Treasury Partners	Monthly	At least on a 1 day lag
Union Bank of California	Monthly	At least on a 1 day lag
Atlas Air	Weekly	At least on a 1 day lag
Crane Data	Weekly	At least on a 1 day lag
HP	Weekly	At least on a 1 day lag
IBM	Weekly	At least on a 1 day lag
Diamond Hill	Weekly	At least on a 1 day lag
Institutional Cash Distributors	Weekly	At least on a 1 day lag

U.S. Treasury Plus Money Market
International paper	Daily	At least on a 1 day lag
Verisign	Daily	At least on a 1 day lag
Fidelity Investments Institutional Services Company, Inc.	Daily	At least on a 1 day lag
Moody’s	Daily	At least on a 1 day lag
Bank of New York	Monthly	At least on a 1 day lag
SVB	Monthly	At least on a 1 day lag
Crane Data	Weekly	At least on a 1 day lag
HP	Weekly	At least on a 1 day lag
Institutional Cash Distributors	Weekly	At least on a 1 day lag

For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

Trustees and Officers

As of December  31, 2012, the officers and Trustees, as a group, owned less than 1% of the shares of any class of each Fund.

Principal Holders

As of May 31, 2013, the persons who owned of record, or were known by the Trusts to own beneficially, 5% or more of the outstanding shares of any class of the Funds included in this SAI are shown in Attachment I-A, Principal Shareholders.

Part I - 52

FINANCIAL STATEMENTS

The Financial Statements are incorporated by reference to this SAI. The Financial Statements for the fiscal year ended February 28, 2013 have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm to the Trusts, as indicated in its reports with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports. These Financial Statements are available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111 or J.P. Morgan Institutional Funds Service Center at 1-800-766-7722.

Part I - 53

Attachment 1-A

PRINCIPAL SHAREHOLDERS

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
AGENCY SHARES	BEAR STEARNS SECURITIES CORP ATTN DENISE DILORENZO SIEGEL 1 METROTECH CTR N BROOKLYN NY 11201-3832	24.57%

	JPMORGAN CHASE BANK* ATTN: MICHAEL BROWNING 10410 HIGHLAND MANOR DR FL 3 TAMPA FL 33610-9128	11.82%

	JPMORGAN CHASE BANK* ATTN: MICHAEL BROWNING 10410 HIGHLAND MANOR DR FL 3 TAMPA FL 33610-9128	9.48%

	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	13.06%

	WSS EOD REGULAR SWEEP OMNIBUS* 10410 HIGHLAND MANOR DRIVE 3RD FLOOR TAMPA FL 33610-9128	22.03%

CAPITAL SHARES	COMPAQ CAYMAN ISLANDS VISION COMPANY HEWLETT-PACKARD GLOBAL E-BUSINESS OPERATIONS, PL. GRUNWALDZKI 23 WROCLAW, POLAND, 50-365	6.10%

	FIRST CLEARING LLC ATTN MONEY MARKETS ONE NORTH JEFFERSON ST LOUIS MO 63103	11.11%

	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	19.37%

	VANGUARD FIDUCIARY TRUST COMPANY FBO EMERSON ELECTRIC CO OMNIBUS PO BOX 2600 A-14 VALLEY FORGE PA 19482-2600	6.29%

INSTITUTIONAL SHARES	BNY OCS NOMINEES LTD RUE MONTOYERSTRAAT 46 BRUSSELS BELGIUM 1000	8.06%

	HARE & CO C/O THE BANK OF NEW YORK ATTN STIF/ MASTERNOTE 111 SANDERS CREEK PKWY EAST SYRACUSE NY 13057-1382	12.28%

	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	32.60%

	KINGSLEY & CO/JPM ASSET SWEEP* FUND OMNIBUS ACCOUNT ATTN SPECIAL PRODUCTS 2 OPS/3 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	5.53%

MORGAN SHARES	HARE & CO C/O THE BANK OF NEW YORK ATTN STIF/ MASTERNOTE 111 SANDERS CREEK PKWY EAST SYRACUSE NY 13057-1382	7.32%

	JPM AS EA FOR NBA/NBA PLAYERS* ASSOCIATION 2013-2014 ESCOW A/C ATTN MICHELLE A LEFTWICH VP & ASST G C, NATIONAL BASKETBALL ASSOC. 645 5TH AVE NEW YORK NY 10022-5910	11.96%

	JPMORGAN CHASE BANK* 10410 HIGHLAND MANOR DR FL 3 TAMPA FL 33610-9128	8.53%

	JPMORGAN CHASE BANK* ATTN: MICHAEL BROWNING 10410 HIGHLAND MANOR DR FL 3 TAMPA FL 33610-9128	13.72%

	SATURN & CO C/O STATE STREET BANK & TRUST CO MAIL STOP CC 10313 1200 CROWN COLONY DR QUINCY MA 02169-0938	15.70%

	WSS EOD REGULAR SWEEP OMNIBUS* 10410 HIGHLAND MANOR DRIVE 3RD FLOOR TAMPA FL 33610-9128	7.23%

PREMIER SHARES	JPMORGAN CHASE BANK* ATTN: MICHAEL BROWNING 10410 HIGHLAND MANOR DR FL 3 TAMPA FL 33610-9128	11.93%

	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	62.11%

RESERVE SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	13.99%

	JPMSI AS AGENT FOR KINGSLEY AND CO* FUND OMNIBUS ACCOUNT ATTN SPECIAL PRODUCTS 2 OPS/3 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	46.49%

SERVICE SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%
JPMORGAN CALIFORNIA MUNICIPAL MONEY MARKET FUND
ETRADE SHARES	E TRADE CLEARING LLC ATTN PAYMENT SERVICES DEPT 671 N GLEBE RD BALLSTON TOWERS ARLINGTON VA 22203-2120	100.00%

MORGAN SHARES	BEAR STEARNS SECURITIES CORP ATTN DENISE DILORENZO SIEGEL 1 METROTECH CTR N BROOKLYN NY 11201-3832	72.38%

	FIDUCIARY TRUST REVENUE ATTN: BANK OPERATIONS 600 5TH AVE NEW YORK NY 10020-2302	14.20%

SERVICE SHARES	LPL FINANCIAL LLC AS AGENT FOR AND EXCLUSIVE BENEFIT FOR IT’S CUSTOMERS ATTN KRISTIN KENNEDY 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	100.00%
JPMORGAN CURRENT YIELD MONEY MARKET FUND
CAPITAL SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%

INSTITUTIONAL SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%
JPMORGAN FEDERAL MONEY MARKET FUND
AGENCY SHARES	HARE & CO C/O THE BANK OF NEW YORK ATTN STIF/ MASTERNOTE 111 SANDERS CREEK PKWY EAST SYRACUSE NY 13057-1382	16.99%

	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	13.76%

	WSS EOD REGULAR SWEEP OMNIBUS* 10410 HIGHLAND MANOR DRIVE 3RD FLOOR TAMPA FL 33610-9128	60.79%

INSTITUTIONAL SHARES	EDWARD D JONES & CO ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	26.64%

	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	45.04%

	MCKINSEY MASTER RETIREMENT TRUST ATTN: GRACE LAUDATO 55 EAST 52ND ST NEW YORK NY 10055-0002	10.58%

MORGAN SHARES	E TRADE CLEARING LLC ATTN PAYMENT SERVICES DEPT 671 N GLEBE RD BALLSTON TOWERS ARLINGTON VA 22203-2120	49.01%

	HARE & CO C/O THE BANK OF NEW YORK ATTN STIF/ MASTERNOTE 111 SANDERS CREEK PKWY EAST SYRACUSE NY 13057-1382	6.47%

	WSS EOD REGULAR SWEEP OMNIBUS* 10410 HIGHLAND MANOR DRIVE 3RD FLOOR TAMPA FL 33610-9128	19.16%

PREMIER SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	64.36%

	PIERRE F LAPEYRE JR 1160 PARK AVE APT 3A NEW YORK NY 10128-1212	5.76%

RESERVE SHARES	BEAR STEARNS SECURITIES CORP ATTN DENISE DILORENZO SIEGEL 1 METROTECH CTR N BROOKLYN NY 11201-3832	33.98%

	BLUE SKY SATELLITE SERVICES INC ATTN DAVE BENNET 29475 W 95TH ST DE SOTO KS 66018-9545	5.30%

	CHFFA - CCPDD INS REV BDS 2011 A&B INTEREST ACCOUNT 915 CAPITAL MALL ROOM 590 SACRAMENTO CA 95814-4801	5.55%

	SAN DIEGO AIRPORT 2010 A DEBT SVC INT FD ATTN MR MARK CRISWELL 322 NORTH HARBOR DRIVE THIRD FLOOR COMMUTER TERMINAL SAN DIEGO CA 92101	20.72%

	SAN DIEGO AIRPORT 2010 C DEBT SVC INT FD ATTN MR MARK CRISWELL 322 NORTH HARBOR DRIVE THIRD FLOOR COMMUTER TERMINAL SAN DIEGO CA 92101	19.06%
JPMORGAN LIQUID ASSETS MONEY MARKET FUND
AGENCY SHARES	BRICS & CO* C/O JPMORGAN WSS OPERATIONS ATTN NAT AMARATANA TX1-J165 14201 DALLAS PKWY DALLAS TX 75254-2916	29.37%

	MANAGERS INVESTMENT GROUP LLC 760 MOORE RD KNG OF PRUSSA PA 19406-1212	29.60%

	WSS EOD REGULAR SWEEP OMNIBUS* 10410 HIGHLAND MANOR DRIVE 3RD FLOOR TAMPA FL 33610-9128	34.41%

B SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	63.59%

CAPITAL SHARES	BNY OCS NOMINEES LTD RUE MONTOYERSTRAAT 46 BRUSSELS BELGIUM 1000	14.67%

	CHENIERE ENERGY PARTNERS LP CONTROLLER 700 MILAM STREET SUITE 800 HOUSTON TX 77002-2835	10.11%

	CHENIERE ENERGY SHARED SERVICES INC GRAHAM MCARTHURTREASURER 700 MILAM SUITE 800 HOUSTON TX 77002-2835	9.02%

	UNION BANK TR NOMINEE FBO ICD PRE PORTAL OMNIBUS CASH PO BOX 85484 SAN DIEGO CA 92186-5484	8.17%

	YACKTMAN FOCUSED FUND ATTN: DONALD S RUMERY C/O MANAGERS INVESTMENT GROUP 800 CONNECTICUT AVE NORWALK CT 06854-1631	14.21%

	YACKTMAN FUND ATTN DONALD S RUMERY C/O MANAGERS INVESTMENT GROUP 800 CONNECTICUT AVE NORWALK CT 06854-1631	16.01%

C SHARES	INGALLS & SNYDER LLC AS AGENT OMNIBUS A/C FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: JOSEPH DIBUONO 61 BROADWAY NEW YORK NY 10006-2701	94.92%

ETRADE SHARES	E TRADE CLEARING LLC ATTN PAYMENT SERVICES DEPT 671 N GLEBE RD BALLSTON TOWERS ARLINGTON VA 22203-2120	100.00%

INSTITUTIONAL SHARES	WSS RESTRICTED SWEEP OMNIBUS ACCT* 10410 HIGHLAND MANOR DR 3RD FLOOR TAMPA FL 33610-9128	74.22%

	WSS SWEEP OMNIBUS* 10410 HIGHLAND MANOR DR FLOOR 3 TAMPA FL 33610-9128	5.65%

INVESTOR SHARES	BRICS & CO* C/O JPMORGAN WSS OPERATIONS ATTN NAT AMARATANA TX1-J165 14201 DALLAS PKWY DALLAS TX 75254-2916	10.64%

	JP MORGAN CLEARING CORP* ATTN DENISE DILORENZO SIEGEL 3 CHASE METROTECH CENTER BROOKLYN NY 11245-0001	81.68%

MORGAN SHARES	E TRADE CLEARING LLC ATTN PAYMENT SERVICES DEPT 671 N GLEBE RD BALLSTON TOWERS ARLINGTON VA 22203-2120	6.83%

	JP MORGAN CLEARING CORP* ATTN DENISE DILORENZO SIEGEL 3 CHASE METROTECH CENTER BROOKLYN NY 11245-0001	82.11%

PREMIER SHARES	BNYM IS TRUST CO FBO WRAP CLIENTS 760 MOORE RD KNG OF PRUSSA PA 19406-1212	6.59%

	BRICS & CO* C/O JPMORGAN WSS OPERATIONS ATTN NAT AMARATANA TX1-J165 14201 DALLAS PKWY DALLAS TX 75254-2916	31.90%

	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	10.26%

	WSS EOD REGULAR SWEEP OMNIBUS* 10410 HIGHLAND MANOR DRIVE 3RD FLOOR TAMPA FL 33610-9128	46.84%

RESERVE SHARES	JPMORGAN CHASE BANK* ATTN: MICHAEL BROWNING 10410 HIGHLAND MANOR DRIVE 3RD FLOOR TAMPA FL 33610-9128	8.18%

	JPMORGAN CHASE BANK* 10410 HIGHLAND MANOR DR FL 3 TAMPA FL 33610-9128	24.39%

	JPMORGAN CHASE BANK* ATTN: MICHAEL BROWNING 10410 HIGHLAND MANOR DR FL 3 TAMPA FL 33610-9128	23.00%

	JPMORGAN CHASE BANK* ATTN: TOM AVINO 10410 HIGHLAND MANOR DR FL 3 TAMPA FL 33610-9128	12.60%

SERVICE SHARES	BEAR STEARNS SECURITIES CORP ATTN DENISE DILORENZO SIEGEL 1 METROTECH CTR N BROOKLYN NY 11201-3832	24.18%

	JPMORGAN CHASE BANK* ATTN: MICHAEL BROWNING 10410 HIGHLAND MANOR DR FL 3 TAMPA FL 33610-9128	14.77%

	JPMORGAN CHASE BANK* ATTN: MICHAEL BROWNING 10410 HIGHLAND MANOR DR FL 3 TAMPA FL 33610-9128	16.90%

	JPMORGAN CHASE BANK N.A.* ATTN: MICHAEL BROWNING 10410 HIGHLAND MANOR DR FL 3 TAMPA FL 33610-9128	20.92%
JPMORGAN MICHIGAN MUNICIPAL MONEY MARKET FUND
MORGAN SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	9.33%

	JP MORGAN CLEARING CORP* ATTN DENISE DILORENZO SIEGEL 3 CHASE METROTECH CENTER BROOKLYN NY 11245-0001	83.81%

PREMIER SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	11.63%

	REICH & TANG SERVICES INC FBO VARIOUS CUSTOMERS ATTN CHRIS GILL 1411 BROADWAY RM 2800 FL 28 NEW YORK NY 10018-3450	85.95%

RESERVE SHARES	LPL FINANCIAL LLC AS AGENT FOR AND EXCLUSIVE BENEFIT FOR IT’S CUSTOMERS ATTN KRISTIN KENNEDY 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	90.74%

	MBSC SECURITIES CORPORATION ATTN TIM BARRETT 144 GLENN CURTISS BLVD EAST TOWER 8TH FLOOR UNIONDALE NY 11556	7.62%
JPMORGAN MUNICIPAL MONEY MARKET FUND
AGENCY SHARES	ALLIED MACHINE AND ENGINEERING CORP ATTN DAVID TRIPLETT 120 DEEDS DR PO BOX 36 DOVER OH 44622-0036	8.66%

	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	26.67%

	WSS EOD REGULAR SWEEP OMNIBUS* ATTN: MICHAEL BROWNING 10410 HIGHLAND MANOR DR FL 3 TAMPA FL 33610-9128	55.45%

ETRADE SHARES	E TRADE CLEARING LLC ATTN PAYMENT SERVICES DEPT 671 N GLEBE RD BALLSTON TOWERS ARLINGTON VA 22203-2120	100.00%

INSTITUTIONAL SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	6.17%

	JP MORGAN CLEARING CORP* ATTN: DENISE DILORENZO-SIEGEL ONE METROTECH CENTER NORTH BROOKLYN NY 11201-3872	27.79%

	JP MORGAN CLEARING CORP* ATTN: DENISE DILORENZO-SIEGEL ONE METROTECH CENTER NORTH BROOKLYN NY 11201-3872	5.02%

	JPMORGAN CLEARING CORP* ATTN: DENISE DILORENZO-SIEGEL ONE METROTECH CENTER NORTH BROOKLYN NY 11201-3832	10.91%

	MINERALS TECHNOLOGIES INC 622 THIRD AVENUE 38TH FLOOR NEW YORK NY 10017-6707	12.81%

	SAS IP INC 10 CAVENDISH CT LEBANON NH 03766-1441	11.26%

	WELLS FARGO SECURITIES LLC ATTN MONEY FUNDS MAIL CODE NC 0675 BLDG 1B1 1525 W WT HARRIS BLVD CHARLOTTE NC 28262-8522	12.39%

MORGAN SHARES	BRICS & CO* C/O JPMORGAN WSS OPERATIONS ATTN NAT AMARATANA TX1-J165 14201 DALLAS PKWY DALLAS TX 75254-2916	5.63%

	JP MORGAN CLEARING CORP* ATTN DENISE DILORENZO SIEGEL 3 CHASE METROTECH CENTER BROOKLYN NY 11245-0001	87.27%

PREMIER SHARES	E.E. HOOD JR. & KAY T. HOOD JTWROS 11674 LAKE HOUSE COURT LOST TREE VILLAGE NORTH PALM BEACH FL 33408-3318	12.28%

	E TRADE CLEARING LLC ATTN PAYMENT SERVICES DEPT 671 N GLEBE RD BALLSTON TOWERS ARLINGTON VA 22203-2120	30.51%

	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	12.30%

	LPL FINANCIAL LLC AS AGENT FOR AND EXCLUSIVE BENEFIT FOR IT’S CUSTOMERS ATTN KRISTIN KENNEDY 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	36.58%

RESERVE SHARES	JPMORGAN CHASE BANK* ATTN: TOM AVINO 10410 HIGHLAND MANOR DR FL 3 TAMPA FL 33610-9128	13.18%

	JPMORGAN CHASE BANK* ATTN: TOM AVINO 10410 HIGHLAND MANOR DR FL 3 TAMPA FL 33610-9128	5.15%

	JPMORGAN CHASE BANK* ATTN: MICHAEL BROWNING 10410 HIGHLAND MANOR DR FL 3 TAMPA FL 33610-9128	6.80%

	JPMORGAN CHASE BANK* ATTN: TOM AVINO 10410 HIGHLAND MANOR DR FL 3 TAMPA FL 33610-9128	57.71%

SERVICE SHARES	BEAR STEARNS SECURITIES CORP ATTN DENISE DILORENZO SIEGEL 1 METROTECH CTR N BROOKLYN NY 11201-3832	5.41%

	LPL FINANCIAL LLC AS AGENT FOR AND EXCLUSIVE BENEFIT FOR IT’S CUSTOMERS ATTN KRISTIN KENNEDY 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	89.55%
JPMORGAN NEW YORK MUNICIPAL MONEY MARKET FUND
ETRADE SHARES	E TRADE CLEARING LLC ATTN PAYMENT SERVICES DEPT 671 N GLEBE RD BALLSTON TOWERS ARLINGTON VA 22203-2120	100.00%

MORGAN SHARES	BEAR STEARNS SECURITIES CORP ATTN DENISE DILORENZO SIEGEL 1 METROTECH CTR N BROOKLYN NY 11201-3832	9.29%

	CATHERINE M LEVIN 173 E 64TH ST NEW YORK NY 10065-6653	10.30%

	FIDUCIARY TRUST REVENUE ATTN: BANK OPERATIONS 600 5TH AVE NEW YORK NY 10020-2302	8.71%

	JP MORGAN CLEARING CORP* ATTN DENISE DILORENZO SIEGEL 3 CHASE METROTECH CENTER BROOKLYN NY 11245-0001	25.21%

RESERVE SHARES	BEAR STEARNS SECURITIES CORP ATTN DENISE DILORENZO SIEGEL 1 METROTECH CTR N BROOKLYN NY 11201-3832	59.22%

	JPMORGAN CHASE BANK* ATTN: TOM AVINO 10410 HIGHLAND MANOR DR FL 3 TAMPA FL 33610-9128	35.99%

SERVICE SHARES	LPL FINANCIAL LLC AS AGENT FOR AND EXCLUSIVE BENEFIT FOR IT’S CUSTOMERS ATTN KRISTIN KENNEDY 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	100.00%
JPMORGAN OHIO MUNICIPAL MONEY MARKET FUND
MORGAN SHARES	JP MORGAN CLEARING CORP* ATTN DENISE DILORENZO SIEGEL 3 CHASE METROTECH CENTER BROOKLYN NY 11245-0001	98.32%

PREMIER SHARES	HARE & CO C/O THE BANK OF NEW YORK ATTN STIF/ MASTERNOTE 111 SANDERS CREEK PKWY EAST SYRACUSE NY 13057-1382	14.89%

	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	84.09%

RESERVE SHARES	MBSC SECURITIES CORPORATION ATTN TIM BARRETT 144 GLENN CURTISS BLVD EAST TOWER 8TH FLOOR UNIONDALE NY 11556	72.90%

	MBSC SECURITIES CORPORATION 144 GLEN CURTISS BLVD UNIONDALE NY 11556-3801	16.49%

	MBSC SECURITIES CORPORATION 144 GLEN CURTISS BLVD UNIONDALE NY 11556-3801	10.32%

SERVICE SHARES	LPL FINANCIAL LLC AS AGENT FOR AND EXCLUSIVE BENEFIT FOR IT’S CUSTOMERS ATTN KRISTIN KENNEDY 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	100.00%
JPMORGAN PRIME MONEY MARKET FUND
AGENCY SHARES	HARE & CO C/O THE BANK OF NEW YORK ATTN STIF/MASTERNOTE 111 SANDERS CREEK PKWY EAST SYRACUSE NY 13057-1382	7.20%

	JPMORGAN CHASE BANK* ATTN: MICHAEL BROWNING 10410 HIGHLAND MANOR DR FL 3 TAMPA FL 33610-9128	6.58%

	WSS EOD REGULAR SWEEP OMNIBUS* 10410 HIGHLAND MANOR DRIVE 3RD FLOOR TAMPA FL 33610-9128	44.62%

B SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	43.84%

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	9.27%

CAPITAL SHARES	JPMORGAN CHASE NOMINEES LIMITED* ATTN: PAUL CORBIN(HB01-0320) CHASESIDE BOURNEMOUTH, DORSET BH7 7DA UNITED KINGDOM	6.53%

	U S BANK NA FBO SVB 1555 N RIVERCENTER DR STE 302 MILWAUKEE WI 53212-3958	6.57%

	WSS SWEEP OMNIBUS* 10410 HIGHLAND MANOR DR FL 3 TAMPA FL 33610-9128	9.14%

CASH MGMT SHARES	BEAR STEARNS SECURITIES CORP ATTN DENISE DILORENZO SIEGEL 1 METROTECH CTR N BROOKLYN NY 11201-3832	63.96%

	HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	33.69%

C SHARES	AAA SOUTH JERSEY 700 LAUREL OAK RD VOORHEES NJ 08043-4416	6.77%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	24.24%

	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	9.05%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	7.41%

DIRECT SHARES	US BANK NA FBO SVB ATTN MUTUAL FUNDS PO BOX 1787 MILWAUKEE WI 53201-1787	100.00%

EAGLE SHARES	EAGLE FUND SERVICES INC FEBO ITS CUSTOMERS (SWEEP) ATTN MATT CALABRO PO BOX 33022 ST PETERSBURG FL 33733-8022	97.87%

IM SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%

INSTITUTIONAL SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	7.22%

	WSS RESTRICTED SWEEP OMNIBUS* 10410 HIGHLAND MANOR DR 3RD FLOOR TAMPA FL 33610-9128	46.30%

INVESTOR SHARES	LPL FINANCIAL LLC AS AGENT FOR AND EXCLUSIVE BENEFIT FOR IT’S CUSTOMERS ATTN KRISTIN KENNEDY 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	99.52%

MORGAN SHARES	BRICS & CO* C/O JPMORGAN WSS OPERATIONS ATTN NAT AMARATANA TX1-J165 14201 DALLAS PKWY DALLAS TX 75254-2916	7.55%

	JPMORGAN CHASE BANK* ATTN: MICHAEL BROWNING 10410 HIGHLAND MANOR DR FL 3 TAMPA FL 33610-9128	7.04%

	JP MORGAN CLEARING CORP* ATTN DENISE DILORENZO SIEGEL 3 CHASE METROTECH CENTER BROOKLYN NY 11245-0001	22.01%

	WSS EOD REGULAR SWEEP OMNIBUS* 10410 HIGHLAND MANOR DRIVE 3RD FLOOR TAMPA FL 33610-9128	12.59%

PREMIER SHARES	HARE & CO C/O THE BANK OF NEW YORK ATTN STIF/ MASTERNOTE 111 SANDERS CREEK PKWY EAST SYRACUSE NY 13057-1382	12.91%

	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	18.95%

	LAZARD CAPITAL MARKETS LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 30 ROCKEFELLER PLZ FL 19 NEW YORK NY 10112-5999	8.84%

RESERVE SHARES	BEAR STEARNS SECURITIES CORP ATTN DENISE DILORENZO SIEGEL 1 METROTECH CTR N BROOKLYN NY 11201-3832	51.60%

	HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	9.02%

	JPMORGAN CHASE BANK* ATTN: MICHAEL BROWNING 10410 HIGHLAND MANOR DR FL 3 TAMPA FL 33610-9128	9.24%

	JPMORGAN CHASE BANK* ATTN: TOM AVINO 10410 HIGHLAND MANOR DR FL 3 TAMPA FL 33610-9128	14.51%

SERVICE SHARES	LPL FINANCIAL LLC AS AGENT FOR AND EXCLUSIVE BENEFIT FOR IT’S CUSTOMERS ATTN KRISTIN KENNEDY 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	100.00%
JPMORGAN TAX FREE MONEY MARKET FUND
AGENCY SHARES	BEAR STEARNS SECURITIES CORP ATTN DENISE DILORENZO SIEGEL 1 METROTECH CTR N BROOKLYN NY 11201-3832	7.84%

	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	49.06%

	WSS EOD REGULAR SWEEP OMNIBUS* 10410 HIGHLAND MANOR DR FL 3 TAMPA FL 33610-9128	29.34%

DIRECT SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%

EAGLE SHARES	EAGLE FUND SERVICES INC FEBO ITS CUSTOMERS (SWEEP) ATTN MATT CALABRO PO BOX 33022 ST PETERSBURG FL 33733-8022	99.96%

INSTITUTIONAL SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	21.16%

	KINGSLEY & CO/JPM ASSET SWEEP* FUND OMNIBUS ACCOUNT ATTN SPECIAL PRODUCTS 2 OPS/3 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	56.69%

	WSS RESTRICTED SWEEP OMNIBUS ACCT* 10410 HIGHLAND MANOR DR 3RD FLOOR TAMPA FL 33610-9128	5.33%

MORGAN SHARES	FIDUCIARY TRUST ATTN: BANK OPERATIONS 600 5TH AVE NEW YORK NY 10020-2326	17.58%

	FIDUCIARY TRUST REVENUE ATTN: BANK OPERATIONS 600 5TH AVE NEW YORK NY 10020-2302	19.21%

	JPMORGAN CHASE BANK* ATTN: MICHAEL BROWNING 10410 HIGHLAND MANOR DR FL 3 TAMPA FL 33610-9128	5.70%

	JPMORGAN CHASE BANK* ATTN: TOM AVINO 10410 HIGHLAND MANOR DR FL 3 TAMPA FL 33610-9128	11.38%

	LAZARD CAPITAL MARKETS LLC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 30 ROCKEFELLER PLZ FL 19 NEW YORK NY 10112-5999	30.37%

PREMIER SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	7.49%

	KINGSLEY & CO/JPM ASSET SWEEP* FUND OMNIBUS ACCOUNT ATTN SPECIAL PRODUCTS 2 OPS/3 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	88.01%

RESERVE SHARES	BEAR STEARNS SECURITIES CORP ATTN DENISE DILORENZO SIEGEL 1 METROTECH CTR N BROOKLYN NY 11201-3832	5.40%

	JPMSI AS AGENT FOR KINGSLEY AND CO* FUND OMNIBUS ACCOUNT ATTN SPECIAL PRODUCTS 2 OPS/3 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	94.60%
JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND
AGENCY SHARES	WSS EOD REGULAR SWEEP OMNIBUS* 10410 HIGHLAND MANOR DRIVE 3RD FLOOR TAMPA FL 33610-9128	73.19%

CAPITAL SHARES	BANC OF AMERICA SECURITIES LLC ATTN MONEY FUND MANAGER 200 N COLLEGE ST FL 3 CHARLOTTE NC 28202-2191	6.41%

	STATE STREET BANK & TRUST FBO CASH SWEEP CLIENTS ATTN CASH SWEEP SUPPORT- RICHARD LETHAM 1776 HERITAGE DR QUINCY MA 02171-2119	6.13%

	WSS SWEEP OMNIBUS ACCOUNT* 10410 HIGHLAND MANOR DR FL 3 TAMPA FL 33610-9128	15.79%

DIRECT SHARES	US BANK NA FBO SVB ATTN MUTUAL FUNDS PO BOX 1787 MILWAUKEE WI 53201-1787	100.00%

EAGLE SHARES	EAGLE FUND SERVICES INC FEBO ITS CUSTOMERS (SWEEP) ATTN MATT CALABRO PO BOX 33022 ST PETERSBURG FL 33733-8022	99.99%

IM SHARES	WSS SWEEP OMNIBUS ACCOUNT* 10410 HIGHLAND MANOR DR FL 3 TAMPA FL 33610-9128	99.97%

INSTITUTIONAL SHARES	HARE & CO C/O THE BANK OF NEW YORK ATTN STIF/ MASTERNOTE 111 SANDERS CREEK PKWY EAST SYRACUSE NY 13057-1382	21.34%

	KINGSLEY & CO/JPM ASSET SWEEP* FUND OMNIBUS ACCOUNT ATTN SPECIAL PRODUCTS 2 OPS/3 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	35.02%

	WSS SWEEP OMNIBUS* 10410 HIGHLAND MANOR DR FLOOR 3 TAMPA FL 33610-9128	5.80%

INVESTOR SHARES	LPL FINANCIAL LLC AS AGENT FOR AND EXCLUSIVE BENEFIT FOR IT’S CUSTOMERS ATTN KRISTIN KENNEDY 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	99.86%

MORGAN SHARES	CAPINCO C/O US BANK NA PO BOX 1787 MILWAUKEE WI 53201-1787	8.38%

	JP MORGAN CLEARING CORP* ATTN DENISE DILORENZO SIEGEL 3 CHASE METROTECH CENTER BROOKLYN NY 11245-0001	10.34%

	WSS EOD REGULAR SWEEP OMNIBUS* 10410 HIGHLAND MANOR DRIVE 3RD FLOOR TAMPA FL 33610-9128	54.31%

PREMIER SHARES	KINGSLEY & CO/JPM ASSET SWEEP* FUND OMNIBUS ACCOUNT ATTN SPECIAL PRODUCTS 2 OPS/3 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	67.83%

	WSS SWEEP OMNIBUS ACCOUNT* 10410 HIGHLAND MANOR DR FL 3 TAMPA FL 33610-9128	6.33%

RESERVE SHARES	BEAR STEARNS SECURITIES CORP ATTN DENISE DILORENZO SIEGEL 1 METROTECH CTR N BROOKLYN NY 11201-3832	44.32%

	JPMORGAN CHASE BANK* 10410 HIGHLAND MANOR DR FL 3 TAMPA FL 33610-9128	47.95%

SERVICE SHARES	BEAR STEARNS SECURITIES CORP ATTN DENISE DILORENZO SIEGEL 1 METROTECH CTR N BROOKLYN NY 11201-3832	76.46%

	LPL FINANCIAL LLC AS AGENT FOR AND EXCLUSIVE BENEFIT FOR IT’S CUSTOMERS ATTN KRISTIN KENNEDY 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	22.05%
JPMORGAN U.S. TREASURY PLUS MONEY MARKET FUND
AGENCY SHARES	WSS EOD REGULAR SWEEP OMNIBUS* 10410 HIGHLAND MANOR DRIVE 3RD FLOOR TAMPA FL 33610-9128	81.02%

B SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	11.37%

	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	44.02%

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	6.53%

	STATE STREET BANK & TRUST CO CUST FOR THE SEP IRA OF TIMOTHY R SHAW 1025 W NIDO AVE MESA AZ 85210-7659	6.25%

C SHARES	INGALLS & SNYDER LLC AS AGENT OMNIBUS A/C FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: JOSEPH DIBUONO 61 BROADWAY NEW YORK NY 10006-2701	99.24%

DIRECT SHARES	US BANK NA FBO SVB ATTN MUTUAL FUNDS PO BOX 1787 MILWAUKEE WI 53201-1787	100.00%

EAGLE SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%

IM SHARES	CUSTODIAL TRUST COMPANY ATTN: PAT CASSIDY 101 CARNEGIE CENTER PRINCETON NJ 08540-6231	6.94%

	CUSTODIAL TRUST COMPANY ATTN: PAT CASSIDY 101 CARNEGIE CENTER PRINCETON NJ 08540-6231	7.79%

	TITAN SWEEP OMNIBUS ACCT* 10410 HIGHLAND MANOR DR FL 3 TAMPA FL 33610-9128	84.45%

INSTITUTIONAL SHARES	BAYTETRA & CO C/O STATE STREET CORPORATION 1200 CROWN COLONY DR QUINCY MA 02169-0938	6.24%

	COMPAQ CAYMAN HOLDINGS COMPANY HEWLETT-PACKARD GLOBAL E-BUSINESS OPERATIONS, PL. GRUNWALDZKI 23 WROCLAW, POLAND, 50-365	5.89%

	HARE & CO C/O THE BANK OF NEW YORK ATTN STIF/ MASTERNOTE 111 SANDERS CREEK PKWY EAST SYRACUSE NY 13057-1382	5.43%

	JPM COL/TSLINK OMNIBUS ACCOUNT* 10410 HIGHLAND MANOR DRIVE 3RD FLOOR TAMPA FL 33610-9128	7.08%

	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	11.33%

	WSS SWEEP OMNIBUS ACCOUNT* 10410 HIGHLAND MANOR DR 3RD FLOOR TAMPA FL 33610-9128	21.27%

INVESTOR SHARES	HARE & CO C/O THE BANK OF NEW YORK ATTN STIF/ MASTERNOTE 111 SANDERS CREEK PKWY EAST SYRACUSE NY 13057-1382	82.45%

MORGAN SHARES	BRICS & CO* C/O JPMORGAN WSS OPERATIONS ATTN NAT AMARATANA TX1-J165 14201 DALLAS PKWY DALLAS TX 75254-2916	13.48%

	FIDUCIARY TRUST REVENUE ATTN: BANK OPERATIONS 600 5TH AVE NEW YORK NY 10020-2302	7.67%

	HARE & CO C/O THE BANK OF NEW YORK ATTN STIF/ MASTERNOTE 111 SANDERS CREEK PKWY EAST SYRACUSE NY 13057-1382	10.87%

	JPMORGAN CHASE BANK* 10410 HIGHLAND MANOR DR FL 3 TAMPA FL 33610-9128	7.82%

	JPMORGAN CHASE BANK* ATTN: MICHAEL BROWNING 10410 HIGHLAND MANOR DRIVE 3RD FLOOR TAMPA FL 33610-9128	5.99%

	JPMORGAN CHASE BANK* ATTN: MICHAEL BROWNING 10410 HIGHLAND MANOR DR FL 3 TAMPA FL 33610-9128	8.30%

	WSS EOD REGULAR SWEEP OMNIBUS* 10410 HIGHLAND MANOR DRIVE 3RD FLOOR TAMPA FL 33610-9128	13.69%

PREMIER SHARES	HARE & CO C/O THE BANK OF NEW YORK ATTN STIF/ MASTERNOTE 111 SANDERS CREEK PKWY EAST SYRACUSE NY 13057-1382	28.98%

	JPMORGAN CHASE BANK* ATTN: MICHAEL BROWNING 10410 HIGHLAND MANOR DR FL 3 TAMPA FL 33610-9128	20.18%

	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	22.56%

	WSS EOD REGULAR SWEEP OMNIBUS* 10410 HIGHLAND MANOR DRIVE 3RD FLOOR TAMPA FL 33610-9128	8.99%

RESERVE SHARES	BEAR STEARNS SECURITIES CORP ATTN DENISE DILORENZO SIEGEL 1 METROTECH CTR N BROOKLYN NY 11201-3832	82.92%

	JPMORGAN CHASE BANK* ATTN: MICHAEL BROWNING 10410 HIGHLAND MANOR DR FL 3 TAMPA FL 33610-9128	6.26%

	JPMORGAN CHASE BANK* ATTN: TOM AVINO 10410 HIGHLAND MANOR DR FL 3 TAMPA FL 33610-9128	5.37%

SERVICE SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%

*	The shareholder of record if a subsidiary or affiliate of JPMorgan Chase & Co. (a “JPMorgan Affiliate”). Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of a Fund, JPMorgan Chase & Co. may be deemed to be a “controlling person” of such shares under the 1940 Act.

Persons owning 25% or more of the outstanding shares of the Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. As a result, those persons may have the ability to control the outcome of any matter requiring the approval of shareholders of the Fund.

J.P. Morgan Funds

STATEMENT OF ADDITIONAL INFORMATION

PART II

Part II of this SAI describes policies and practices that apply to each of the J.P. Morgan Funds, for which Part I precedes this Part II. Part II is not a standalone document and must be read in conjunction with Part I. References in this Part II to a “Fund” mean each J.P. Morgan Fund, unless noted otherwise. Capitalized terms used and not otherwise defined in this Part II have the meanings given to them in Part I of this SAI.

PART II

Part II - i

Part II - ii

Part II - iii

INVESTMENT STRATEGIES AND POLICIES

As noted in the applicable Prospectuses for each of the Funds, in addition to the main investment strategy and the main investment risks described in the Prospectuses, each Fund may employ other investment strategies and may be subject to other risks, which are described below. The Funds may engage in the practices described below to the extent consistent with their investment objectives, strategies, polices and restrictions. However, no Fund is required to engage in any particular transaction or purchase any particular type of securities or investment even if to do so might benefit the Fund. Because the following is a combined description of investment strategies of all of the Funds, certain matters described herein may not apply to particular Funds.

For a list of investment strategies and policies employed by each Fund, see “INVESTMENT PRACTICES” in Part I of this SAI.

Asset-Backed Securities

Asset-backed securities consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, or credit card receivables. Asset-backed securities also include other securities backed by other types of receivables or other assets, including collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. Such assets are generally securitized through the use of trusts or special purpose corporations. Asset-backed securities are backed by a pool of assets representing the obligations often of a number of different parties. Certain of these securities may be illiquid.

Asset-backed securities are generally subject to the risks of the underlying assets. In addition, asset-backed securities, in general, are subject to certain additional risks including depreciation, damage or loss of the collateral backing the security, failure of the collateral to generate the anticipated cash flow or in certain cases more rapid prepayment because of events affecting the collateral, such as accelerated prepayment of loans backing these securities or destruction of equipment subject to equipment trust certificates. In addition, the underlying assets (for example, the underlying credit card debt) may be refinanced or paid off prior to maturity during periods of declining interest rates. Changes in prepayment rates can result in greater price and yield volatility. If asset-backed securities are pre-paid, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain prepayment rate scenarios, a Fund may fail to recover additional amounts paid (i.e., premiums) for securities with higher interest rates, resulting in an unexpected loss.

A CBO is a trust or other special purpose entity (“SPE”) which is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present and may fail to protect a Fund against the risk of loss on default of the collateral. Certain CDOs may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CDOs may charge management fees and administrative expenses, which are in addition to those of a Fund.

For both CBOs and CLOs, the cash flows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities and asset-backed securities generally discussed elsewhere in this SAI, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization (“NRSRO”); (iii) a Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

Total Annual Fund Operating Expenses set forth in the fee table and Financial Highlights section of each Fund’s Prospectuses do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by Section  3(c)(1) or 3(c)(7) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Auction Rate Securities

Auction rate securities consist of auction rate municipal securities and auction rate preferred securities sold through an auction process issued by closed-end investment companies, municipalities and governmental agencies. For more information on risks associated with municipal securities, see “Municipal Securities” below.

Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. Since February 2008, numerous auctions have failed due to insufficient demand for securities and have continued to fail for an extended period of time. Failed auctions may adversely impact the liquidity of auction rate securities investments. Although some issuers of auction rate securities are redeeming or are considering redeeming such securities, such issuers are not obligated to do so and, therefore, there is no guarantee that a liquid market will exist for a Fund’s investments in auction rate securities at a time when the Fund wishes to dispose of such securities.

Dividends on auction rate preferred securities issued by a closed-end fund may be designated as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the closed-end fund on the securities in its portfolio and distributed to holders of the preferred securities. However, such designation may be made only if the closed-end fund treats preferred securities as equity securities for federal income tax purposes and the closed-end fund complies with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”).

A Fund’s investment in auction rate preferred securities of closed-end funds is subject to limitations on investments in other U.S. registered investment companies, which limitations are prescribed under the 1940 Act. Except as permitted by rule or exemptive order (see “Investment Company Securities and Exchange Traded Funds” below for more information), a Fund is generally prohibited from acquiring more than 3% of the voting securities of any other such investment company, and investing more than 5% of a Fund’s total assets in securities of any one such investment company or more than 10% of its total assets in securities of all such investment companies. A Fund will indirectly bear its proportionate share of any management fees paid by such closed-end funds in addition to the advisory fee payable directly by the Fund.

Bank Obligations

Bank obligations consist of bankers’ acceptances, certificates of deposit, and time deposits.

Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. To be eligible for purchase by a Fund, a bankers’ acceptance must be guaranteed by a domestic or foreign bank or savings and loan association having, at the time of investment, total assets in excess of $1 billion (as of the date of its most recently published financial statements).

Part II - 2

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit may also include those issued by foreign banks outside the United States (“U.S.”) with total assets at the time of purchase in excess of the equivalent of $1 billion. Such certificates of deposit include Eurodollar and Yankee certificates of deposits. Eurodollar certificates of deposit are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the U.S. Yankee certificates of deposit are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the U.S. Certain Funds may also invest in obligations (including banker’s acceptances and certificates of deposit) denominated in foreign currencies (see “Foreign Investments (including Foreign Currencies)”) herein. To be eligible for purchase by a Fund, a certificate of deposit must be issued by (i) a domestic or foreign branch of a U.S. commercial bank which is a member of the Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation, or (ii) a domestic savings and loan association, the deposits of which are insured by the Federal Deposit Insurance Corporation provided that, in each case, at the time of purchase, such institution has total assets in excess of $1 billion (as of the date of their most recently published financial statements).

Time deposits are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market and those exceeding seven days and with a withdrawal penalty are considered to be illiquid. Time deposits will be maintained only at banks and savings and loan associations from which a Fund could purchase certificates of deposit.

The Funds will not invest in obligations for which a Fund’s Adviser, or any of its affiliated persons, is the ultimate obligor or accepting bank, provided, however, that the Funds maintain demand deposits at their affiliated custodian, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”).

Subject to the Funds’ limitations on concentration in a particular industry, there is no limitation on the amount of a Fund’s assets which may be invested in obligations of banks which meet the conditions set forth herein.

Commercial Paper

Commercial paper is defined as short-term obligations with maturities from 1 to 270 days issued by banks or bank holding companies, corporations and finance companies. Although commercial paper is generally unsecured, the Funds may also purchase secured commercial paper. In the event of a default of an issuer of secured commercial paper, a Fund may hold the securities and other investments that were pledged as collateral even if it does not invest in such securities or investments. In such a case, the Fund would take steps to dispose of such securities or investments in a commercially reasonable manner. Commercial paper includes master demand obligations. See “Variable and Floating Rate Instruments” below.

Certain Funds may also invest in Canadian commercial paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer. See “Risk Factors of Foreign Investments” below.

Convertible Securities

Certain Funds may invest in convertible securities. Convertible securities include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Generally, convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

The terms of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holders’ claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders’ claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

Convertible securities have characteristics similar to both debt and equity securities. Due to the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, selection of convertible securities, to a great extent, is based on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. In some cases, the issuer may cause a convertible security to convert to common stock. In other situations, it may be advantageous for a Fund to cause the

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conversion of convertible securities to common stock. If a convertible security converts to common stock, a Fund may hold such common stock in its portfolio even if it does not ordinarily invest in common stock.

Custodial Receipts

Certain Funds may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered U.S. government securities and are not backed by the full faith and credit of the U.S. government. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

Debt Instruments

Below Investment Grade Securities. Securities that were rated investment grade at the time of purchase may subsequently be rated below investment grade (BB+ or lower by Standard & Poor’s Corporation (S&P) and Bal or lower by Moody’s Investors Service, Inc. (Moody’s)). Certain Funds that do not invest in below investment grade securities as a main investment strategy may nonetheless continue to hold such securities if the Adviser believes it is advantageous for the Fund to do so. The high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities also can change suddenly and unexpectedly.

Catastrophe Bonds. The JPMorgan Strategic Income Opportunities Fund, JPMorgan Total Return Fund, JPMorgan Credit Opportunities Fund, and JPMorgan Tax Aware Income Opportunities Fund may invest in debt instruments structured as event-driven or event-linked or insurance-linked notes or catastrophe bonds (collectively, “catastrophe bonds”) and related instruments. These instruments are generally debt obligations for which the return of principal and the payment of interest typically are contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomena. For some catastrophe bonds, the magnitude of the effect of the trigger event on the bond may be based on losses to a company or industry, modeled losses to a notional portfolio, industry indexes, readings of scientific instruments, or certain other parameters associated with a catastrophe rather than actual losses. If a trigger event, as defined within the terms of each catastrophe bond, occurs, a Fund may lose a portion or all of its accrued interest and/or principal invested in such catastrophe bond. In addition, if there is a dispute regarding a trigger event, there may be delays in the payment of principal and/or interest on the bonds. A Fund is entitled to receive principal and interest payments so long as no trigger event occurs of the description and magnitude specified by the catastrophe bond.

Catastrophe bonds may be sponsored by government agencies, insurance companies or reinsurers and issued by special purpose corporations or other off-shore or on-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a specific reinsurance transaction). Typically, catastrophe bonds are issued by off-shore entities including entities in emerging markets and may be non-dollar denominated. As a result, the Funds will be subject to currency and foreign and emerging markets risk including the risks described in Foreign Investments. Often, catastrophe bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer or sponsor, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility.

In addition to the specified trigger events, catastrophe bonds also may expose a Fund to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Additionally, catastrophe bonds are subject to the risk that modeling used to calculate the probability of a trigger event may not be accurate and/or underestimate the likelihood of a trigger event. This may result in more frequent and greater than expected loss of principal and/or interest.

Catastrophe bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that markets for these instruments will be liquid at all times. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Catastrophe bonds are generally rated below investment grade or the unrated equivalent and have the same or similar risks as high yield debt securities (also known as junk bonds) including the risks described under High Yield/High Risk Securities/Junk Bonds and are subject to the risk that the Fund may lose some or all of its investment in such bonds if the particular trigger identified under the bond occurs.

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Catastrophe bonds typically are restricted to qualified institutional buyers and, therefore, are not subject to registration with the Securities and Exchange Commission or any state securities commission and are not always listed on any national securities exchange. The amount of public information available with respect to catastrophe bonds is generally less extensive than that which is available for issuers of registered or exchange listed securities. There can be no assurance that future regulatory determinations will not adversely affect the overall market for catastrophe bonds.

Corporate Debt Securities. Corporate debt securities may include bonds and other debt securities of U.S. and non-U.S. issuers, including obligations of industrial, utility, banking and other corporate issuers. All debt securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

High Yield/High Risk Securities/Junk Bonds. Certain Funds may invest in high yield securities, to varying degrees. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Bal or lower by Moody’s) or unrated but determined by the Fund’s Adviser to be of comparable quality. Other terms used to describe such securities include “lower rated bonds,” “non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments.

High yield securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, a Fund would experience a decrease in income and a decline in the market value of its investments. A Fund may also incur additional expenses in seeking recovery from the issuer.

The income and market value of lower rated securities may fluctuate more than higher rated securities. Non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

It is often more difficult to value lower rated securities than higher rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. The lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on the judgment of the Adviser than is the case with higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, a Fund that invests in lower rated securities may be required to sell investments at substantial losses or retain them indefinitely even where an issuer’s financial condition is deteriorating.

Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980’s, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on a Fund’s investments in lower rated securities.

Inflation-Linked Debt Securities. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation-Protected Securities (“TIPS”), as well as securities issued by other entities such as corporations, municipalities, foreign governments and foreign issuers, including foreign issuers from emerging markets. See also “Foreign Investments (including Foreign Currencies).” Typically, such securities are structured as fixed income investments whose principal value is periodically adjusted according to the rate of inflation. The following two structures are common: (i) the U.S. Treasury and some other issuers issue inflation-linked securities that accrue inflation into the principal value of the security and (ii) other issuers may pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon. Other types of inflation-linked securities exist which use an inflation index other than the CPI.

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Inflation-linked securities issued by the U.S. Treasury, such as TIPS, have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. Typically, TIPS pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation of 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. Other inflation-related bonds exist which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-linked securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-linked securities.

While inflation-linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-linked securities is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is not seasonably adjusted and which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-linked securities issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or a foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the U.S.

Any increase in the principal amount of an inflation-linked security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Variable and Floating Rate Instruments. Certain obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Variable and floating rate instruments are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows.

Subject to their investment objective policies and restrictions, certain Funds may acquire variable and floating rate instruments. A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. Certain Funds may purchase extendable commercial notes. Extendable commercial notes are variable rate notes which normally mature within a short period of time (e.g., 1 month) but which may be extended by the issuer for a maximum maturity of thirteen months.

A floating rate instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by the Fund’s Adviser to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, a Fund’s Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund. The absence of such an active

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secondary market could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit or other assets. A Fund may purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Fund’s assets at a favorable rate of return.

As a result of the floating and variable rate nature of these investments, the Funds’ yields may decline, and they may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, the Funds’ yields may increase, and they may have reduced risk of capital depreciation.

Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly “prime rates” charged by banks. While the value of the underlying floating or variable rate securities may change with changes in interest rates generally, the nature of the underlying floating or variable rate should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed rate securities. A Fund’s portfolio may contain floating or variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law limit the degree to which interest on such floating or variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the floating or variable rate securities is made in relation to movements of the applicable banks’ “prime rates” or other short-term rate securities adjustment indices, the floating or variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the floating or variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

Variable Amount Master Notes. Variable amount master notes are notes, which may possess a demand feature, that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Variable amount master notes may not be secured by collateral. To the extent that variable amount master notes are secured by collateral, they are subject to the risks described under the section “Loans—Collateral and Subordination Risk.”

Because master notes are direct lending arrangements between a Fund and the issuer of the notes, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest. If the Fund is not repaid such principal and accrued interest, the Fund may not be able to dispose of the notes due to the lack of a secondary market.

While master notes are not typically rated by credit rating agencies, issuers of variable amount master notes (which are normally manufacturing, retail, financial, brokerage, investment banking and other business concerns) must satisfy the same criteria as those set forth with respect to commercial paper, if any, in Part I of this SAI under the heading “Diversification”. A Fund’s Adviser will consider the credit risk of the issuers of such notes, including its earning power, cash flow, and other liquidity ratios of such issuers and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer.

Variable Rate Instruments and Money Market Funds. Variable or floating rate instruments with stated maturities of more than 397 days may, under the Securities and Exchange Commission’s (“SEC”) amortized cost rule applicable to money market funds, Rule 2a-7 under the 1940 Act, be deemed to have shorter maturities (other than in connection with the calculation of dollar-weighted average life to maturity of a portfolio) as follows:

(1) Adjustable Rate Government Securities. A Government Security which is a variable rate security where the variable rate of interest is readjusted no less frequently than every 397 days shall be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A Government Security which is a floating rate security shall be deemed to have a remaining maturity of one day.

(2) Short-Term Variable Rate Securities. A variable rate security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(3) Long-Term Variable Rate Securities. A variable rate security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a demand feature shall be deemed to have a

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maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(4) Short-Term Floating Rate Securities. A floating rate security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have a maturity of one day.

(5) Long-Term Floating Rate Securities. A floating rate security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

As used above, a note is “subject to a demand feature” where the Fund is entitled to receive the principal amount of the note either at any time on no more than 30 days’ notice or at specified intervals not exceeding 397 calendar days and upon no more than 30 days’ notice.

Limitations on the Use of Variable and Floating Rate Notes. Variable and floating rate instruments for which no readily available market exists (e.g., illiquid securities) will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceeds 15% of a Fund’s net assets (5% of total assets for the J.P. Morgan Funds which are money market funds (the “Money Market Funds”)) only if such instruments are subject to a demand feature that will permit the Fund to demand payment of the principal within seven days after demand by the Fund. There is no limit on the extent to which a Fund may purchase demand instruments that are not illiquid or deemed to be liquid in accordance with the Adviser’s liquidity determination procedures (except, with regard to the Money Market Funds, as provided under Rule 2a-7). If not rated, such instruments must be found by the Fund’s Adviser to be of comparable quality to instruments in which a Fund may invest. A rating may be relied upon only if it is provided by an NRSRO that is not affiliated with the issuer or guarantor of the instruments.

Zero-Coupon, Pay-in-Kind and Deferred Payment Securities. Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. A Fund accrues income with respect to zero-coupon and pay-in-kind securities prior to the receipt of cash payments. Deferred payment securities are securities that remain zero-coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. While interest payments are not made on such securities, holders of such securities are deemed to have received “phantom income.” Because a Fund will distribute “phantom income” to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the applicable Fund will have fewer assets with which to purchase income-producing securities. Zero-coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

Demand Features

Certain Funds may acquire securities that are subject to puts and standby commitments (“Demand Features”) to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The Demand Feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party and may not be transferred separately from the underlying security. The underlying securities subject to a put may be sold at any time at market rates. Applicable Funds expect that they will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if advisable or necessary, a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. Demand Features provided by foreign banks involve certain risks associated with foreign investments. See “Foreign Investments (including Foreign Currencies)” for more information on these risks.

Under a “stand-by commitment,” a dealer would agree to purchase, at a Fund’s option, specified securities at a specified price. A Fund will acquire these commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments may also be referred to as put options.

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The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemption requests and remain as fully invested as possible.

Equity Securities, Warrants and Rights

Common Stock. Common stock represents a share of ownership in a company and usually carries voting rights and may earn dividends. Unlike preferred stock, common stock dividends are not fixed but are declared at the discretion of the issuer’s board of directors. Common stock occupies the most junior position in a company’s capital structure. As with all equity securities, the price of common stock fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Common Stock Warrants and Rights. Common stock warrants entitle the holder to buy common stock from the issuer of the warrant at a specific price (the “strike price”) for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock. If a warrant is exercised, a Fund may hold common stock in its portfolio even if it does not ordinarily invest in common stock.

Rights are similar to warrants but normally have a shorter duration and are typically distributed directly by the issuers to existing shareholders, while warrants are typically attached to new debt or preferred stock issuances.

Warrants and rights generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. Warrants and rights will expire if not exercised on or prior to the expiration date.

Preferred Stock. Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights. As with all equity securities, the price of preferred stock fluctuates based on changes in a company’s financial condition and on overall market and economic conditions.

Initial Public Offerings (“IPOs”). The Funds may purchase securities in IPOs. These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. The prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Foreign Investments (including Foreign Currencies)

Some of the Funds may invest in certain obligations or securities of foreign issuers. For purposes of a non-Money Market Fund’s investment policies and unless described otherwise in a Fund’s prospectus, an issuer of a security will be deemed to be located in a particular country if: (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country or (iii) the issuer derives at least 50% of its revenues or profits from such country or has at least 50% of its total assets situated in such country. Possible investments include equity securities and debt securities (e.g., bonds and commercial paper) of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, Eurodollar Certificates of Deposit, Eurodollar Time Deposits, Eurodollar Bankers’ Acceptances, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, and Europaper. Securities of foreign issuers may include sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). Sponsored ADRs are listed on the New York Stock Exchange; unsponsored ADRs are not. Therefore, there may be less information available about the issuers of unsponsored ADRs than the issuers of sponsored ADRs. Unsponsored ADRs are restricted securities. EDRs and GDRs are not listed on the New York Stock Exchange. As a result, it may be difficult to obtain information about EDRs and GDRs.

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The Money Market Funds may only invest in U.S. dollar-denominated securities.

Risk Factors of Foreign Investments. The following is a summary of certain risks associated with foreign investments:

Political and Exchange Risks. Foreign investments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include potential future adverse political and economic developments, possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.

Higher Transaction Costs. Foreign investments may entail higher custodial fees and sales commissions than domestic investments.

Accounting and Regulatory Differences. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those of domestic issuers of similar securities or obligations. In addition, foreign issuers are usually not subject to the same degree of regulation as domestic issuers, and their securities may trade on relatively small markets, causing their securities to experience potentially higher volatility and more limited liquidity than securities of domestic issuers. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign banks generally are not bound by accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to a Fund by domestic companies.

Currency Risk. Foreign securities may be denominated in foreign currencies, although foreign issuers may also issue securities denominated in U.S. dollars. The value of a Fund’s investments denominated in foreign currencies and any funds held in foreign currencies will be affected by changes in currency exchange rates, the relative strength of those currencies and the U.S. dollar, and exchange-control regulations. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. The exchange rates between the U.S. dollar and other currencies are determined by the forces of supply and demand in foreign exchange markets. Accordingly, the ability of a Fund that invests in foreign securities as part of its principal investment strategy to achieve its investment objective may depend, to a certain extent, on exchange rate movements. In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic securities exchanges. Accordingly, a Fund’s foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the U.S. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the U.S.

Settlement Risk. The settlement periods for foreign securities and instruments are often longer than those for securities or obligations of U.S. issuers or instruments denominated in U.S. dollars. Delayed settlement may affect the liquidity of a Fund’s holdings. Certain types of securities and other instruments are not traded “delivery versus payment” in certain markets (e.g., government bonds in Russia) meaning that a Fund may deliver securities or instruments before payment is received from the counterparty. In such markets, the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely.

Brady Bonds. Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady bonds have been issued since 1989. In light of the history of defaults of countries issuing Brady bonds on their commercial bank loans, investments in Brady bonds may be viewed as speculative and subject to the same risks as emerging market securities. Brady bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter (“OTC”) secondary markets. Incomplete collateralization of interest or principal payment obligations results in increased credit risk. Dollar-denominated collateralized Brady bonds, which may be either fixed-rate or floating rate bonds, are generally collateralized by U.S. Treasury securities.

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Obligations of Supranational Entities. Obligations of supranational entities include securities designated or supported by governmental entities to promote economic reconstruction or development of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the “World Bank”), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Each supranational entity’s lending activities are limited to a percentage of its total capital (including “callable capital” contributed by its governmental members at the entity’s call), reserves and net income. There is no assurance that participating governments will be able or willing to honor their commitments to make capital contributions to a supranational entity.

Sukuk. Foreign securities and emerging market securities include Sukuk. Sukuk are certificates, similar to bonds, issued by the issuer to obtain an upfront payment in exchange for an income stream to be generated by certain assets of the issuer. Generally, the issuer sells the investor a certificate, which the investor then rents back to the issuer for a predetermined rental fee. The issuer also makes a contractual promise to buy back the certificate at a future date at par value. While the certificate is linked to the returns generated by certain assets of the issuer, the underlying assets are not pledged as security for the certificates, and the Fund (as the investor) is relying on the creditworthiness of the issuer for all payments required by the sukuk. Issuers of sukuk may include international financial institutions, foreign governments and agencies of foreign governments. Underlying assets may include, without limitation, real estate (developed and undeveloped), lease contracts and machinery and equipment.

Emerging Market Securities. Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low non-existent trading volumes; (iii) less scrutiny and regulation by local authorities of the foreign exchanges and broker-dealers; (iv) the seizure or confiscation by local governments of securities held by foreign investors, and the possible suspension or limiting by local governments of an issuer’s ability to make dividend or interest payments; (v) limiting or entirely restricting repatriation of invested capital, profits, and dividends by local governments; (vi) possible local taxation of capital gains, including on a retroactive basis; (vii) the attempt by issuers facing restrictions on dollar or euro payments imposed by local governments to make dividend or interest payments to foreign investors in the local currency; (viii) difficulty in enforcing legal claims related to the securities and/or local judges favoring the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments being paid in the local currency; (x) greater difficulty in determining market valuations of the securities due to limited public information regarding the issuer, and (xi) difficulty of ascertaining the financial health of an issuer due to lax financial reporting on a regular basis, substandard disclosure and differences in accounting standards.

Emerging country securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. Although some emerging markets have become more established and tend to issue securities of higher credit quality, the markets for securities in other emerging countries are in the earliest stages of their development, and these countries issue securities across the credit spectrum. Even the markets for relatively widely traded securities in emerging countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country securities may also affect a Fund’s ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors, such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees. These restrictions may limit a Fund’s investment in certain emerging countries and may increase the expenses of the Fund. Certain emerging countries require governmental approval prior to investments by foreign

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persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or to a specific class of securities, which may have less advantageous terms (including price) than securities of the company available for purchase by nationals.

Many developing countries lack the social, political, and economic stability characteristic of the U.S. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

Currencies of emerging market countries are subject to significantly greater risks than currencies of developed countries. Many emerging market countries have experienced steady declines or even sudden devaluations of their currencies relative to the U.S. dollar. Some emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies.

Some emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.

A Fund’s income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund remains uninvested and no return is earned on such assets. The inability of the Fund to make intended security purchases or sales due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities, in the Fund deeming those securities to be illiquid, or, if the Fund has entered into a contract to sell the securities, in possible liability to the purchaser.

In the past, governments within the emerging markets have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for a government to meet, representing a large percentage of total gross domestic product (“GDP”). These foreign obligations have become the subject of political debate and have served as fuel for political parties of the opposition, which pressure the government not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and corporations domiciled in emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

Sovereign Obligations. Sovereign debt includes investments in securities issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions. An investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s NAV, may be more volatile than prices of U.S. debt obligations. In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels

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of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

Foreign Currency Transactions. Certain Funds may engage in foreign currency transactions which include the following, some of which also have been described elsewhere in this SAI: options on currencies, currency futures, options on such futures, forward foreign currency transactions, forward rate agreements and currency swaps, caps and floors. Certain Funds may engage in such transactions in both U.S. and non-U.S. markets. To the extent a Fund enters into such transactions in markets other than in the U.S., the Fund may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described above with respect to the Fund’s investments in foreign securities including emerging markets securities. Certain Funds may engage in such transactions to hedge against currency risks, as a substitute for securities in which the Fund invests, to increase or decrease exposure to a foreign currency, to shift exposure from one foreign currency to another, for risk management purposes or to increase income or gain to the Fund. To the extent that a Fund uses foreign currency transactions for hedging purposes, the Fund may hedge either specific transactions or portfolio positions.

While a Fund’s use of hedging strategies is intended to reduce the volatility of the net asset value of Fund shares, the net asset value of the Fund will fluctuate. There can be no assurance that a Fund’s hedging transactions will be effective. Furthermore, a Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in currency exchange rates occur.

Certain Funds are authorized to deal in forward foreign exchange between currencies of the different countries in which the Fund will invest and multi-national currency units as a hedge against possible variations in the foreign exchange rate between these currencies. This is accomplished through contractual agreements entered into in the interbank market to purchase or sell one specified currency for another currency at a specified future date (up to one year) and price at the time of the contract.

Transaction Hedging. Generally, when a Fund engages in transaction hedging, it enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. A Fund may engage in transaction hedging when it desires to “lock in” the U.S. dollar price (or a non-U.S. dollar currency (“reference currency”)) of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, a Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other reference currency and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

A Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. Certain Funds reserve the right to purchase and sell foreign currency futures contracts traded in the U.S. and subject to regulation by the Commodity Futures Trading Commission (“CFTC”).

For transaction hedging purposes, a Fund may also purchase U.S. exchange-listed call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the foreign currency futures contract until expiration of the option. A put option on currency gives a Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option.

Position Hedging. When engaging in position hedging, a Fund will enter into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which their portfolio securities are denominated or an increase in the value of currency for securities which a Fund’s Adviser expects to purchase. In connection with the position hedging, the Fund may purchase or sell foreign currency forward contracts or foreign currency on a spot basis. A Fund may purchase U.S. exchange-listed put or call options on foreign currency and foreign currency futures contracts and buy or sell foreign currency futures contracts traded in the U.S. and subject to regulation by the CFTC.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

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Forward Foreign Currency Exchange Contracts. Certain Funds may purchase forward foreign currency exchange contracts, sometimes referred to as “currency forwards” (“Forward Contracts”), which involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties in an amount and at a price set at the time of the contract. In the case of a cancelable Forward Contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers, so no intermediary is required. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

At the maturity of a Forward Contract, a Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Certain Funds may also engage in non-deliverable forwards which are cash settled and which do not involve delivery of the currency specified in the contract. For more information on Non-Deliverable Forwards, see “Non-Deliverable Forwards” below.

Foreign Currency Futures Contracts. Certain Funds may purchase foreign currency futures contracts. Foreign currency futures contracts traded in the U.S. are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange. A Fund may enter into foreign currency futures contracts for hedging purposes and other risk management purposes as defined in CFTC regulations. Certain Funds may also enter into foreign currency futures transactions to increase exposure to a foreign currency, to shift exposure from one foreign currency to another or to increase income or gain to the Fund.

At the maturity of a futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. There is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position; in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

For more information on futures contacts, see “Futures Contracts” under the heading “Options and Futures Transactions” below.

Foreign Currency Options. Certain Funds may purchase and sell U.S. exchange-listed and over the counter call and put options on foreign currencies. Such options on foreign currencies operate similarly to options on securities. When a Fund purchases a put option, the Fund has the right but not the obligation to exchange money denominated in one currency into another currency at a pre-agreed exchange rate on a specified date. When a Fund sells or writes a call option, the Fund has the obligation to exchange money denominated in one currency into another currency at a pre-agreed exchange rate if the buyer exercises option. Some of the Funds may also purchase and sell non-deliverable currency options (“Non-Deliverable Options”). Non-Deliverable Options are cash-settled, options on foreign currencies (each a “Option Reference Currency”) that are non-convertible and that may be thinly traded or illiquid. Non-Deliverable Options involve an obligation to pay an amount in a deliverable currency (such as U.S. Dollars, Euros, Japanese Yen, or British Pounds Sterling) equal to the difference between the prevailing market exchange rate for the Option Reference Currency and the agreed upon exchange rate (the “Non-Deliverable Option Rate”), with respect to an agreed notional amount. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

A Fund is authorized to purchase or sell listed foreign currency options and currency swap contracts as a short or long hedge against possible variations in foreign exchange rates, as a substitute for securities in which a Fund may invest, and for risk management purposes. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities (including securities denominated in the Euro) owned by the Fund, sold by the Fund but not yet delivered, committed or anticipated to be purchased by the Fund, or in transaction or cross-hedging strategies. As an illustration, a Fund may use such techniques to hedge the stated value in U.S. dollars of an investment in a Japanese yen-dominated security. In such circumstances, the Fund may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the

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value of the put option. To offset, in whole or in part, the cost of acquiring such a put option, the Fund also may sell a call option which, if exercised, requires it to sell a specified amount of yen for dollars at a specified price by a future date (a technique called a “collar”). By selling the call option in this illustration, the Fund gives up the opportunity to profit without limit from increases in the relative value of the yen to the dollar. Certain Funds may also enter into foreign currency futures transactions for non-hedging purposes including to increase or decrease exposure to a foreign currency, to shift exposure from one foreign currency to another or to increase income or gain to the Fund.

Certain differences exist among these foreign currency instruments. Foreign currency options provide the holder thereof the right to buy or to sell a currency at a fixed price on a future date. Listed options are third-party contracts (i.e., performance of the parties’ obligations is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized strike prices and expiration dates. OTC options are two-party contracts and have negotiated strike prices and expiration dates. Options on futures contracts are traded on boards of trade or futures exchanges. Currency swap contracts are negotiated two-party agreements entered into in the interbank market whereby the parties exchange two foreign currencies at the inception of the contract and agree to reverse the exchange at a specified future time and at a specified exchange rate.

The JPMorgan Emerging Markets Debt Fund may also purchase and sell barrier/”touch” options (“Barrier Options”), including knock-in options (“Knock-In Options”) and knock-out options (“Knock-Out Options”). A Barrier Option is a type of exotic option that gives an investor a payout once the price of the underlying currency reaches or surpasses (or falls below) a predetermined barrier. This type of option allows the buyer of the option to set the position of the barrier, the length of time until expiration and the payout to be received once the barrier is broken. There are two kinds of Knock-In Options, (i) “up and in” and (ii) “down and in”. With Knock-In Options, if the buyer has selected an upper price barrier, and the currency hits that level, the Knock-In Option turns into a more traditional option (“Vanilla Option”) whereby the owner has the right but not the obligation to exchange money denominated in one currency into another currency at a pre-agreed exchange rate on a specified date. This type of Knock-In Option is called “up and in”. The “down and in” Knock-In Option is the same as the “up and in”, except the currency has to reach a lower barrier. Upon hitting the chosen lower price level, the “down and in” Knock-In Option turns into a Vanilla Option. As in the Knock-In Option, there are two kinds of Knock-Out Options, ( i) “up and out” and (ii) “down and out”. However, in a Knock-Out Option, the buyer begins with a Vanilla Option, and if the predetermined price barrier is hit, the Vanilla Option is cancelled and the seller has no further obligation. If the option hits the upper barrier, the option is cancelled and the investor loses the premium paid, thus, “up and out”. If the option hits the lower price barrier, the option is cancelled, thus, “down and out”. Barrier Options usually call for delivery of the underlying currency.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than those for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealer or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market.

In addition to writing call options on currencies when a Fund owns the underlying currency, the Funds may also write call options on currencies even if they do not own the underlying currency as long as the Fund segregates cash or liquid assets that, when added to the amounts deposited with a futures commission merchant or a broker as margin, equal the market value of the currency underlying the call option (but not less than the strike price of the call option). The Funds may also cover a written call option by owning a separate call option permitting the Fund to purchase the reference currency at a price no higher than the strike price of the call option sold by the Fund. In addition, a Fund may write a non-deliverable call option if the Fund segregates an amount equal to the current notional value (amount obligated to pay). Netting is generally permitted of long and short positions of a specific

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country (assuming long and short contracts are similar). If there are securities or currency held in that specific country at least equal to the current notional value of the net currency positions, no segregation is required.

Non-Deliverable Forwards. Some of the Funds may also invest in non-deliverable forwards (“NDFs”). NDFs are cash-settled, short-term forward contracts on foreign currencies (each a “Reference Currency”) that are non-convertible and that may be thinly traded or illiquid. NDFs involve an obligation to pay an amount (the “Settlement Amount”) equal to the difference between the prevailing market exchange rate for the Reference Currency and the agreed upon exchange rate (the “NDF Rate”), with respect to an agreed notional amount. NDFs have a fixing date and a settlement (delivery) date. The fixing date is the date and time at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement (delivery) date is the date by which the payment of the Settlement Amount is due to the party receiving payment.

Although NDFs are similar to forward foreign currency exchange contracts, NDFs do not require physical delivery of the Reference Currency on the settlement date. Rather, on the settlement date, the only transfer between the counterparties is the monetary settlement amount representing the difference between the NDF Rate and the prevailing market exchange rate. NDFs typically may have terms from one month up to two years and are settled in U.S. dollars.

NDFs are subject to many of the risks associated with derivatives in general and forward currency transactions including risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations. The Funds will segregate or earmark liquid assets in an amount equal to the marked to market, on a daily basis, of the NDF.

The Funds will typically use NDFs for hedging purposes, but may also, use such instruments to increase income or gain. The use of NDFs for hedging or to increase income or gain may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Funds’ respective returns.

Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the “spread”) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Other Foreign Currency Hedging Strategies. New options and futures contracts and other financial products, and various combinations thereof, continue to be developed, and certain Funds may invest in any such options, contracts and products as may be developed to the extent consistent with the Fund’s investment objective and the regulatory requirements applicable to investment companies, and subject to the supervision of the Trust’s Board of Trustees.

Risk Factors in Foreign Currency Transactions. The following is a summary of certain risks associated with foreign currency transactions:

Imperfect Correlation. Foreign currency transactions present certain risks. In particular, the variable degree of correlation between price movements of the instruments used in hedging strategies and price movements in a security being hedged creates the possibility that losses on the hedging transaction may be greater than gains in the value of a Fund’s securities.

Liquidity. Hedging instruments may not be liquid in all circumstances. As a result, in volatile markets, the Funds may not be able to dispose of or offset a transaction without incurring losses. Although foreign currency transactions used for hedging purposes may reduce the risk of loss due to a decline in the value of the hedged security, at the same time the use of these instruments could tend to limit any potential gain which might result from an increase in the value of such security.

Leverage and Volatility Risk. Derivative instruments, including foreign currency derivatives, may sometimes increase or leverage a Fund’s exposure to a particular market risk. Leverage enhances the price volatility of derivative instruments held by a Fund.

Strategy Risk. Certain Funds may use foreign currency derivatives for hedging as well as non-hedging purposes including to gain or adjust exposure to currencies and securities markets or to increase income or gain to a Fund. There is no guarantee that these strategies will succeed and their use may subject a Fund to greater volatility and loss. Foreign currency transactions involve complex securities transactions that involve risks in addition to direct investments in securities including leverage risk and the risks associated with derivatives in general, currencies, and investments in foreign and emerging markets.

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Judgment of the Adviser. Successful use of foreign currency transactions by a Fund depends upon the ability of the applicable Adviser to predict correctly movements in the direction of interest and currency rates and other factors affecting markets for securities. If the expectations of the applicable Adviser are not met, a Fund would be in a worse position than if a foreign currency transaction had not been pursued. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of securities in its portfolio and the price of such securities increases instead, the Fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its hedging positions. In addition, when utilizing instruments that require variation margin payments, if the Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet such requirements.

Other Risks. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. Thus, a Fund may have to sell securities at a time when it is disadvantageous to do so.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward contract or futures contract. Accordingly, a Fund may have to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Fund owns or expects to purchase or sell. Rather, an Adviser may employ these techniques in an effort to maintain an investment portfolio that is relatively neutral to fluctuations in the value of the U.S. dollar relative to major foreign currencies and establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from the increase in the value of such currency. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the anticipated devaluation level.

Inverse Floaters and Interest Rate Caps

Inverse floaters are instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. The market value of an inverse floater will vary inversely with changes in market interest rates and will be more volatile in response to interest rate changes than that of a fixed rate obligation. Interest rate caps are financial instruments under which payments occur if an interest rate index exceeds a certain predetermined interest rate level, known as the cap rate, which is tied to a specific index. These financial products will be more volatile in price than securities which do not include such a structure.

Investment Company Securities and Exchange Traded Funds

Investment Company Securities. A Fund may acquire the securities of other investment companies (“acquired funds”) to the extent permitted under the 1940 Act and consistent with its investment objective and strategies. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Except as described below, the 1940 Act currently requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a fund.

In addition, Section 17 of the 1940 Act prohibits a Fund from investing in another J.P. Morgan Fund except as permitted by Section 12 of the 1940 Act, by rule, or by exemptive order.

The limitations described above do not apply to investments in money market funds subject to certain conditions. All of the J.P. Morgan Funds may invest in affiliated and unaffiliated money market funds without limit under Rule 12d1-1 of the 1940 Act subject to the acquiring fund’s investment policies and restrictions and the conditions of the Rule.

In addition, the 1940 Act’s limits and restrictions summarized above do not apply to J.P. Morgan Funds that invest in other J.P. Morgan Funds in reliance on Section 12(d)(1)(G) of the 1940 Act, SEC rule, or an exemptive

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order issued by the SEC (each, a “Fund of Funds”; collectively, “Funds of Funds”). Such Funds of Funds include JPMorgan Investor Funds (the “Investor Funds”), the JPMorgan SmartRetirement Funds and the JPMorgan SmartRetirement Blend Funds (collectively, the “JPMorgan SmartRetirement Funds”), JPMorgan SmartAllocation Funds, JPMorgan Diversified Real Return Fund, JPMorgan Access Funds, JPMorgan Alternative Strategies Fund, JPMorgan Diversified Fund, and such other J.P. Morgan Funds that invest in other J.P. Morgan Funds in reliance on Section 12(d)(G) of the 1940 Act or the rules issued Section 12.

Section 12(d)(1)(G) of the 1940 Act permits a fund to invest in acquired funds in the “same group of investment companies” (“affiliated funds”), government securities and short-term paper. In addition to the investments permitted by Section 12(d)(1)(G), Rule 12d1-2 permits funds of funds to make investments in addition to affiliated funds under certain circumstances including: (1) unaffiliated investment companies (subject to certain limits), (2) other types of securities (such as stocks, bonds and other securities) not issued by an investment company that are consistent with the fund of fund’s investment policies and (3) affiliated and unaffiliated money market funds. In order to be an eligible investment under Section 12(d)(1)(G), an affiliated fund must have a policy prohibiting it from investing in other funds under Section 12(d)(1)(F) or (G) of the 1940 Act.

In addition to investments permitted by Section 12(d)(1)(G) and Rule 12d1-2, the J.P. Morgan Funds may invest in derivatives pursuant to an exemptive order issued by the SEC. Under the exemptive order, the Funds of Funds are permitted to invest in financial instruments that may not be considered “securities” for purposes of Rule 12d-1 subject to certain conditions, including a finding of the Board of Trustees that the advisory fees charged by the Adviser to the Funds of Funds are for services that are in addition to, and not duplicative of, the advisory services provided to an underlying fund.

Exchange Traded Funds (“ETFs”). ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured investment companies, depositary receipts or other pooled investment vehicles. As shareholders of an ETF, the Funds will bear their pro rata portion of any fees and expenses of the ETFs. Although shares of ETFs are traded on an exchange, shares of certain ETFs may not be redeemable by the ETF. In addition, ETFs may trade at a price below their net asset value (also known as a discount).

Certain Funds may use ETFs to gain exposure to various asset classes and markets or types of strategies and investments By way of example, ETFs may be structured as broad based ETFs that invest in a broad group of stocks from different industries and market sectors; select sector or market ETFs that invest in debt securities from a select sector of the economy, a single industry or related industries; or ETFs that invest in foreign and emerging markets securities. Other types of ETFs continue to be developed and the Fund may invest in them to the extent consistent with such Funds’ investment objectives, policies and restrictions. The ETFs in which the Funds invest are subject to the risks applicable to the types of securities and investments used by the ETFs (e.g., debt securities are subject to risks like credit and interest rate risks; emerging markets securities are subject risks like currency risks and foreign and emerging markets risk; derivatives are subject to leverage and counterparty risk).

ETFs may be actively managed or index-based. Actively managed ETFs are subject to management risk and may not achieve their objective if the ETF’s manager’s expectations regarding particular securities or markets are not met. An index based ETF’s objective is to track the performance of a specified index. Index based ETFs invest in a securities portfolio that includes substantially all of the securities (in substantially the same amount as the securities included in the designated index. Because passively managed ETFs are designed to track an index, securities may be purchased, retained and sold at times when an actively managed ETF would not do so. As a result, shareholders of a Fund that invest in such an ETF can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if ETF were not fully invested in such securities. This risk is increased if a few component securities represent a highly concentrated weighting in the designated index.

Unless permitted by the 1940 Act or an order or rule issued by the SEC (see “Investment Company Securities” above for more information), the Fund’s investments in unaffiliated ETFs that are structured as investment companies as defined in the 1940 Act are subject to certain percentage limitations of the 1940 Act regarding investments in other investment companies. As a general matter, these percentage limitations currently require a Fund to limit its investments in any one issue of ETFs to 5% of the Fund’s total assets and 3% of the outstanding voting securities of the ETF issue. Moreover, a Fund’s investments in all ETFs may not currently exceed 10% of the Fund’s total assets under the 1940 Act, when aggregated with all other investments in investment companies. ETFs that are not structured as investment companies as defined in the 1940 Act are not subject to these percentage limitations.

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SEC exemptive orders granted to various iShares funds (which are ETFs) and other ETFs and their investment advisers permit the Funds to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the Adviser to the Fund are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs.

Loans.

Some of the Funds may invest in fixed and floating rate loans (“Loans”). Loans may include senior floating rate loans (“Senior Loans”) and secured and unsecured loans, second lien or more junior loans (“Junior Loans”) and bridge loans or bridge facilities (“Bridge Loans”). Loans are typically arranged through private negotiations between borrowers in the U.S. or in foreign or emerging markets which may be corporate issuers or issuers of sovereign debt obligations (“Obligors”) and one or more financial institutions and other lenders (“Lenders”). Generally, the Funds invest in Loans by purchasing assignments of all or a portion of Loans (“Assignments”) or Loan participations (“Participations”) from third parties.

A Fund has direct rights against the Obligor on the Loan when it purchases an Assignment. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. With respect to Participations, typically, a Fund will have a contractual relationship only with the Lender and not with the Obligor. The agreement governing Participations may limit the rights of a Fund to vote on certain changes which may be made to the Loan agreement, such as waiving a breach of a covenant. However, the holder of a Participation will generally have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate. Participations may entail certain risks relating to the creditworthiness of the parties from which the participations are obtained.

A Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of Loan investors. The Agent typically administers and enforces the Loan on behalf of the other Loan investors in the syndicate. The Agent’s duties may include responsibility for the collection of principal and interest payments from the Obligor and the apportionment of these payments to the credit of all Loan investors. The Agent is also typically responsible for monitoring compliance with the covenants contained in the Loan agreement based upon reports prepared by the Obligor. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan investors. In the event of a default by the Obligor, it is possible, though unlikely, that the Fund could receive a portion of the borrower’s collateral. If the Fund receives collateral other than cash, any proceeds received from liquidation of such collateral will be available for investment as part of the Fund’s portfolio.

In the process of buying, selling and holding Loans, a Fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When a Fund buys or sells a Loan it may pay a fee. In certain circumstances, a Fund may receive a prepayment penalty fee upon prepayment of a Loan.

Additional Information concerning Senior Loans. Senior Loans typically hold the most senior position in the capital structure of the Obligor, are typically secured with specific collateral and have a claim on the assets and/or stock of the Obligor that is senior to that held by subordinated debtholders and shareholders of the Obligor. Collateral for Senior Loans may include (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights; and/or (iv) security interests in shares of stock of subsidiaries or affiliates.

Additional Information concerning Junior Loans. Junior Loans include secured and unsecured loans including subordinated loans, second lien and more junior loans, and bridge loans. Second lien and more junior loans (“Junior Lien Loans”) are generally second or further in line in terms of repayment priority. In addition, Junior Lien Loans may have a claim on the same collateral pool as the first lien or other more senior liens or may be secured by a separate set of assets. Junior Loans generally give investors priority over general unsecured creditors in the event of an asset sale.

Additional Information concerning Bridge Loans. Bridge Loans are short-term loan arrangements (e.g., 12 to 18 months) typically made by an Obligor in anticipation of intermediate-term or long-term permanent financing. Most Bridge Loans are structured as floating-rate debt with step-up provisions under which the interest rate on the Bridge Loan rises the longer the Loan remains outstanding. In addition, Bridge Loans commonly contain a conversion feature that allows the Bridge Loan investor to convert its Loan interest to senior exchange notes if the Loan has not been prepaid in full on or prior to its maturity date. Bridge Loans typically are structured as Senior Loans but may be structured as Junior Loans.

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Additional Information concerning Unfunded Commitments. Unfunded commitments are contractual obligations pursuant to which the Fund agrees to invest in a Loan at a future date. Typically, the Fund receives a commitment fee for entering into the Unfunded Commitment.

Additional Information concerning Synthetic Letters of Credit. Loans include synthetic letters of credit. In a synthetic letter of credit transaction, the Lender typically creates a special purpose entity or a credit-linked deposit account for the purpose of funding a letter of credit to the borrower. When a Fund invests in a synthetic letter of credit, the Fund is typically paid a rate based on the Lender’s borrowing costs and the terms of the synthetic letter of credit. Synthetic letters of credit are typically structured as Assignments with the Fund acquiring direct rights against the Obligor.

Additional Information concerning Loan Originations. In addition to investing in loan assignments and participations, the Strategic Income Opportunities Fund may originate Loans in which the Fund would lend money directly to a borrower by investing in limited liability companies or corporations that make loans directly to borrowers. The terms of the Loans are negotiated with borrowers in private transactions. Such Loans would be collateralized, typically with tangible fixed assets such as real property or interests in real property. Such Loans may also include mezzanine loans. Unlike Loans secured by a mortgage on real property, mezzanine loans are collateralized by an equity interest in a special purpose vehicle that owns the real property.

Limitations on Investments in Loan Assignments and Participations. If a government entity is a borrower on a Loan, the Fund will consider the government to be the issuer of an Assignment or Participation for purposes of a Fund’s fundamental investment policy that it will not invest 25% or more of its total assets in securities of issuers conducting their principal business activities in the same industry (i.e., foreign government).

Risk Factors of Loans. Loans are subject to the risks associated with debt obligations in general including interest rate risk, credit risk and market risk. When a Loan is acquired from a Lender, the risk includes the credit risk associated with the Obligor of the underlying Loan. The Fund may incur additional credit risk when the Fund acquires a participation in a Loan from another lender because the Fund must assume the risk of insolvency or bankruptcy of the other lender from which the Loan was acquired. To the extent that Loans involve Obligors in foreign or emerging markets, such Loans are subject to the risks associated with foreign investments or investments in emerging markets in general. The following outlines some of the additional risks associated with Loans.

High Yield Securities Risk. The Loans that a Fund invests in may not be rated by an NRSRO, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. To the extent that such high yield Loans are rated, they typically will be rated below investment grade and are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “High Yield/High Risk Securities/Junk Bonds.” Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for Loans and cause their value to decline rapidly and unpredictably.

Liquidity Risk. Although the Funds limit their investments in illiquid securities to no more than 15% of a Fund’s net assets (5% of the total assets for the Money Market Funds) at the time of purchase, Loans that are deemed to be liquid at the time of purchase may become illiquid or less liquid. No active trading market may exist for certain Loans and certain Loans may be subject to restrictions on resale or have a limited secondary market. Certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The inability to dispose of certain Loans in a timely fashion or at a favorable price could result in losses to a Fund.

Collateral and Subordination Risk. With respect to Loans that are secured, a Fund is subject to the risk that collateral securing the Loan will decline in value or have no value or that the Fund’s lien is or will become junior in payment to other liens. A decline in value of the collateral, whether as a result of market value declines, bankruptcy proceedings or otherwise, could cause the Loan to be under collateralized or unsecured. In such event, the Fund may have the ability to require that the Obligor pledge additional collateral. The Fund, however, is subject to the risk that the Obligor may not pledge such additional collateral or a sufficient amount of collateral. In some cases, there may be no formal requirement for the Obligor to pledge additional collateral. In addition, collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy an Obligor’s obligation on a Loan. If the Fund were unable to obtain sufficient proceeds upon a liquidation of such assets, this could negatively affect Fund performance.

If an Obligor becomes involved in bankruptcy proceedings, a court may restrict the ability of the Fund to demand immediate repayment of the Loan by Obligor or otherwise liquidate the collateral. A court may also

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invalidate the Loan or the Fund’s security interest in collateral or subordinate the Fund’s rights under a Senior Loan or Junior Loan to the interest of the Obligor’s other creditors, including unsecured creditors, or cause interest or principal previously paid to be refunded to the Obligor. If a court required interest or principal to be refunded, it could negatively affect Fund performance. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the Obligor did not receive fair consideration for granting the security interest in the Loan collateral to a Fund. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the Obligor, but were instead paid to other persons (such as shareholders of the Obligor) in an amount which left the Obligor insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of a Fund’s security interest in Loan collateral. If the Fund’s security interest in Loan collateral is invalidated or a Senior Loan were subordinated to other debt of an Obligor in bankruptcy or other proceedings, the Fund would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan, or the Fund could have to refund interest. Lenders and investors in Loans can be sued by other creditors and shareholders of the Obligors. Losses can be greater than the original Loan amount and occur years after the principal and interest on the Loan have been repaid.

Agent Risk. Selling Lenders, Agents and other entities who may be positioned between a Fund and the Obligor will likely conduct their principal business activities in the banking, finance and financial services industries. Investments in Loans may be more impacted by a single economic, political or regulatory occurrence affecting such industries than other types of investments. Entities engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee’s monetary policy, government regulations concerning such industries and concerning capital raising activities generally and fluctuations in the financial markets generally. An Agent, Lender or other entity positioned between a Fund and the Obligor may become insolvent or enter FDIC receivership or bankruptcy. The Fund might incur certain costs and delays in realizing payment on a Loan or suffer a loss of principal and/or interest if assets or interests held by the Agent, Lender or other party positioned between the Fund and the Obligor are determined to be subject to the claims of the Agent’s, Lender’s or such other party’s creditors.

Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make Loans, particularly in connection with highly leveraged transactions, the availability of Loans for investment may be adversely affected. Furthermore, such legislation or regulation could depress the market value of Loans held by the Fund.

Inventory Risk. Affiliates of the Adviser may participate in the primary and secondary market for Loans. Because of limitations imposed by applicable law, the presence of the Adviser’s affiliates in the Loan market may restrict a Fund’s ability to acquire some Loans, affect the timing of such acquisition or affect the price at which the Loan is acquired.

Information Risk. There is typically less publicly available information concerning Loans than other types of fixed income investments. As a result, a Fund generally will be dependent on reports and other information provided by the Obligor, either directly or through an Agent, to evaluate the Obligor’s creditworthiness or to determine the Obligor’s compliance with the covenants and other terms of the Loan Agreement. Such reliance may make investments in Loans more susceptible to fraud than other types of investments. In addition, because the Adviser may wish to invest in the publicly traded securities of an Obligor, it may not have access to material non-public information regarding the Obligor to which other Loan investors have access.

Junior Loan Risk. Junior Loans are subject to the same general risks inherent to any Loan investment. Due to their lower place in the Obligor’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same Obligor. Junior Loans that are Bridge Loans generally carry the expectation that the Obligor will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the Bridge Loan investor to increased risk. An Obligor’s use of Bridge Loans also involves the risk that the Obligor may be unable to locate permanent financing to replace the Bridge Loan, which may impair the Obligor’s perceived creditworthiness.

Mezzanine Loan Risk. In addition to the risk factors described above, mezzanine loans are subject to additional risks. Unlike conventional mortgage loans, mezzanine loans are not secured by a mortgage on the underlying real property but rather by a pledge of equity interests (such as a partnership or limited liability

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company membership) in the property owner or another company in the ownership structures that has control over the property. Such companies are typically structured as special purpose entities. Generally, mezzanine loans may be more highly leveraged than other types of Loans and subordinate in the capital structure of the Obligor. While foreclosure of a mezzanine loan generally takes substantially less time than foreclosure of a traditional mortgage, the holders of a mezzanine loan have different remedies available versus the holder of a first lien mortgage loan. In addition, a sale of the underlying real property would not be unencumbered, and thus would be subject to encumbrances by more senior mortgages and liens of other creditors. Upon foreclosure of a mezzanine loan, the holder of the mezzanine loan acquires an equity interest in the Obligor. However, because of the subordinate nature of a mezzanine loan, the real property continues to be subject to the lien of the mortgage and other liens encumbering the real estate. In the event the holder of a mezzanine loan forecloses on its equity collateral, the holder may need to cure the Obligor’s existing mortgage defaults or, to the extent permissible under the governing agreements, sell the property to pay off other creditors. To the extent that the amount of mortgages and senior indebtedness and liens exceed the value of the real estate, the collateral underlying the mezzanine loan may have little or no value.

Foreclosure Risk. There may be additional costs associated with enforcing a Fund’s remedies under a Loan including additional legal costs and payment of real property transfer taxes upon foreclosure in certain jurisdictions. As a result of these additional costs, the Fund may determine that pursuing foreclosure on the Loan collateral is not worth the associated costs. In addition, if the Fund incurs costs and the collateral loses value or is not recovered by the Fund in foreclosure, the Fund could lose more than its original investment in the Loan. Foreclosure risk is heightened for Junior Loans, including certain mezzanine loans.

Miscellaneous Investment Strategies and Risks

Borrowings. A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. If a Fund utilizes borrowings, for investment purposes or otherwise, it may pledge up to 33 1/3% of its total assets to secure such borrowings. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative or emergency purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Certain types of investments are considered to be borrowings under precedents issued by the SEC. Such investments are subject to the limitations as well as asset segregation requirements. In addition, each Fund may enter into Interfund Lending Arrangements. Please see “Interfund Lending”.

Commodity-Linked Derivatives. Commodity-linked derivatives are derivative instruments the value of which is linked to the value of a commodity, commodity index or commodity futures contract. A Fund’s investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Use of leveraged commodity-linked derivatives creates the possibility for greater loss (including the likelihood of greater volatility of the Fund’s net asset value), and there can be no assurance that a Fund’s use of leverage will be successful. Tax considerations may limit a Fund’s ability to pursue investments in commodity-linked derivatives.

Exchange-Traded Notes (“ETNs”) are senior, unsecured notes linked to an index. Like ETFs, they may be bought and sold like shares of stock on an exchange. However, ETNs have a different underlying structure. While ETF shares represent an interest in a portfolio of securities, ETNs are structured products that are an obligation of

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the issuing bank, whereby the bank agrees to pay a return based on the target index less any fees. Essentially, these notes allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. ETNs do not make periodic coupon payments and provide no principal protection. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying index remaining unchanged. The timing and character of income and gains derived from ETNs is under consideration by the U.S. Treasury and Internal Revenue Service and may also be affected by future legislation.

Impact of Large Redemptions and Purchases of Fund Shares From time to time, shareholders of a Fund (which may include the Adviser or affiliates of the Adviser or accounts for which the Adviser or its affiliates serve as investment adviser or trustee or, for certain Funds, affiliated and/or non-affiliated registered investment companies that invest in a Fund) may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to have to sell securities, or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Fund’s performance to the extent that the Fund is required to sell securities or invest cash at times when it would not otherwise do so, which may result in a loss to the Fund. These transactions may result in higher portfolio turnover, accelerate the realization of taxable income if sales of securities resulted in capital gains or other income and increase transaction costs, which may impact the Fund’s expense ratio. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income tax rate.

Government Intervention in Financial Markets. Events in the financial sector over the past several years have resulted in reduced liquidity in credit and fixed income markets and in an unusually high degree of volatility in the financial markets, both domestically and internationally. While entire markets have been impacted, issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected. These events and the potential for continuing market turbulence may have an adverse effect on the Funds’ investments. It is uncertain how long these conditions will continue.

Recent instability in the financial markets has led governments and regulators around the world to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds themselves are regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Funds to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Funds.

Interfund Lending. To satisfy redemption requests or to cover unanticipated cash shortfalls, a Fund may enter into lending agreements (“Interfund Lending Agreements”) under which the Fund would lend money and borrow money for temporary purposes directly to and from another J.P. Morgan Fund through a credit facility (“Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the Funds permitting such interfund lending. No Fund may borrow more than the lesser of the amount permitted by Section 18 of the 1940 Act or the amount permitted by its investment limitations. All Interfund Loans will consist only of uninvested cash reserves that the Fund otherwise would invest in short-term repurchase agreements or other short-term instruments.

If a Fund has outstanding borrowings, any Interfund Loans to the Fund (a) will be at an interest rate equal to or lower than any outstanding bank loan, (b) will be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) will have a maturity no longer than any outstanding bank loan (and in any event not over seven days) and (d) will provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, the event of

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default will automatically (without need for action or notice by the lending Fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending Fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing Fund.

A Fund may make an unsecured borrowing through the credit facility if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the Fund has a secured loan outstanding from any other lender, including but not limited to another J.P. Morgan Fund, the Fund’s interfund borrowing will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a Fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the Fund may borrow through the credit facility on a secured basis only. A Fund may not borrow through the credit facility nor from any other source if its total outstanding borrowings immediately after the interfund borrowing would exceed the limits imposed by Section 18 of the 1940 Act.

No Fund may lend to another Fund through the interfund lending credit facility if the loan would cause its aggregate outstanding loans through the credit facility to exceed 15% of the lending Fund’s net assets at the time of the loan. A Fund’s Interfund Loans to any one Fund shall not exceed 5% of the lending Fund’s net assets. The duration of Interfund Loans is limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending Fund and may be repaid on any day by a borrowing Fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another Fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another Fund. A delay in repayment to a lending Fund could result in a lost opportunity or additional lending costs.

Master Limited Partnerships. Certain companies are organized as master limited partnerships (“MLPs”) in which ownership interests are publicly traded. MLPs often own several properties or businesses (or directly own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects or provide financial services. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund that invests in an MLP) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement.

The risks of investing in an MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

New Financial Products. New options and futures contracts and other financial products, and various combinations thereof, including over-the-counter products, continue to be developed. These various products may be used to adjust the risk and return characteristics of certain Funds’ investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer’s credit risk. If market conditions do not perform as expected, the performance of a Fund would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Fund to potentially greater return as well as potentially greater risk of loss than more traditional fixed income investments.

Private Placements, Restricted Securities and Other Unregistered Securities. Subject to its policy limitation, a Fund may acquire investments that are illiquid or have limited liquidity, such as commercial obligations issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(2) under the Securities Act of 1933, as amended (the “1933 Act”), and cannot be offered for public sale in the U.S. without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by a Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

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A Fund is subject to a risk that should the Fund decide to sell illiquid securities when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund’s net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act before it may be sold, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

The Funds may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the 1933 Act and other restricted securities (i.e., other securities subject to restrictions on resale). Section 4(2) commercial paper (“4(2) paper”) is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Funds, that agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. 4(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in 4(2) paper, thus providing liquidity. The Funds believe that 4(2) paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat restricted securities that meet the liquidity criteria established by the Board of Trustees, including 4(2) paper and Rule 144A Securities, as determined by the Fund’s Adviser, as liquid and not subject to the investment limitation applicable to illiquid securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the 1933 Act (“Rule 144A”). Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale. The Funds believe that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees have directed each Fund’s Adviser to consider the following criteria in determining the liquidity of certain restricted securities:

•	the frequency of trades and quotes for the security;

•	the number of dealers willing to purchase or sell the security and the number of other potential buyers;

•	dealer undertakings to make a market in the security; and

•	the nature of the security and the nature of the marketplace trades.

Certain 4(2) paper programs cannot rely on Rule 144A because, among other things, they were established before the adoption of the rule. However, the Trustees may determine for purposes of the Trust’s liquidity requirements that an issue of 4(2) paper is liquid if the following conditions, which are set forth in a 1994 SEC no-action letter, are met:

•	The 4(2) paper must not be traded flat or in default as to principal or interest;

•

The 4(2) paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or if unrated, is determined by a Fund’s Adviser to be of equivalent quality;

•

The Fund’s Adviser must consider the trading market for the specific security, taking into account all relevant factors, including but not limited to, whether the paper is the subject of a commercial paper program that is administered by an issuing and paying agent bank and for which there exists a dealer willing to make a market in that paper, or whether the paper is administered by a direct issuer pursuant to a direct placement program;

•

The Fund’s Adviser shall monitor the liquidity of the 4(2) paper purchased and shall report to the Board of Trustees promptly if any such securities are no longer determined to be liquid if such determination causes a Fund to hold more than 10% of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of the Trust, unless the Fund’s Adviser is able to dispose of illiquid assets in an orderly manner in an amount that reduces the Fund’s holdings of illiquid assets to less than 10% of its net assets; and

•	The Fund’s Adviser shall report to the Board of Trustees on the appropriateness of the purchase and retention of liquid restricted securities under these guidelines no less frequently than quarterly.

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Securities Issued in Connection with Reorganizations and Corporate Restructuring. Debt securities may be downgraded and issuers of debt securities including investment grade securities may default in the payment of principal or interest or be subject to bankruptcy proceedings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. A Fund may hold such common stock and other securities even though it does not ordinarily invest in such securities.

Temporary Defensive Positions. To respond to unusual market conditions, all of the Funds may invest their assets in cash or cash equivalents. Cash equivalents are highly liquid, high quality instruments with maturities of three months or less on the date they are purchased (“Cash Equivalents”) for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer term investments and may prevent the Funds from meeting their investment objectives. The percentage of Fund’s total assets that a Fund may invest in cash or cash equivalents is described in the applicable Fund’s Prospectuses. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements with maturities of 7 days or less (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds, and bank money market deposit accounts.

Mortgage-Related Securities

Mortgages (Directly Held). Mortgages are debt instruments secured by real property. Unlike mortgage-backed securities, which generally represent an interest in a pool of mortgages, direct investments in mortgages involve prepayment and credit risks of an individual issuer and real property. Consequently, these investments require different investment and credit analysis by a Fund’s Adviser.

Directly placed mortgages may include residential mortgages, multifamily mortgages, mortgages on cooperative apartment buildings, commercial mortgages, and sale-leasebacks. These investments are backed by assets such as office buildings, shopping centers, retail stores, warehouses, apartment buildings and single-family dwellings. In the event that a Fund forecloses on any non-performing mortgage, and acquires a direct interest in the real property, such Fund will be subject to the risks generally associated with the ownership of real property. There may be fluctuations in the market value of the foreclosed property and its occupancy rates, rent schedules and operating expenses. There may also be adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, increased real property taxes, rising interest rates, reduced availability and increased cost of mortgage borrowings, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors, acts of God and other factors which are beyond the control of a Fund or the Fund’s Adviser. Hazardous or toxic substances may be present on, at or under the mortgaged property and adversely affect the value of the property. In addition, the owners of property containing such substances may be held responsible, under various laws, for containing, monitoring, removing or cleaning up such substances. The presence of such substances may also provide a basis for other claims by third parties. Costs of clean up or of liabilities to third parties may exceed the value of the property. In addition, these risks may be uninsurable. In light of these and similar risks, it may be impossible to dispose profitably of properties in foreclosure.

Mortgage-Backed Securities (CMOs and REMICs). Mortgage-backed securities include collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”). A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments.

Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by:

•	various governmental agencies such as the Government National Mortgage Association (“Ginnie Mae”);

•	organizations such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”); and

•

non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies (non-governmental mortgage securities cannot be treated as U.S. government securities for purposes of investment policies).

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue.

Ginnie Mae Securities. Mortgage-related securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie

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Mae. Ginnie Mae’s guarantee is backed by the full faith and credit of the U.S. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.

Fannie Mae Securities. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the U.S. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Mae Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae.

Freddie Mac Securities. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the U.S., created pursuant to an Act of Congress, which is owned by private stockholders. Freddie Mac Certificates are not guaranteed by the U.S. or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. or of any Federal Home Loan Bank. Freddie Mac Certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

For more information on recent events impacting Fannie Mae and Freddie Mac securities, see “Recent Events Regarding Fannie Mae and Freddie Mac Securities” under the heading “Risk Factors of Mortgage-Related Securities” below.

CMOs and guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae, Freddie Mac, Ginnie Mae and private issuers are types of multiple class pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as “regular” interests or “residual” interests. The Funds do not currently intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC Trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates (the “Mortgage Assets”). The obligations of Fannie Mae, Freddie Mac or Ginnie Mae under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae, Freddie Mac or Ginnie Mae, respectively.

Fannie Mae REMIC Certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

Freddie Mac REMIC Certificates. Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates (“PCs”). PCs represent undivided interests in specified residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCs referred to as “Gold PCs.”

Ginnie Mae REMIC Certificates. Ginnie Mae guarantees the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes as specified in the related offering circular supplement). The Ginnie Mae guarantee is backed by the full faith and credit of the U.S.

REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. Government securities for purposes of investment policies.

CMOs and REMIC Certificates provide for the redistribution of cash flow to multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. This reallocation of interest and principal results in the redistribution of prepayment risk across different classes. This allows for the creation of bonds with more or less risk than the underlying collateral exhibits. Principal prepayments on the mortgage loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

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The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as “sequential pay” CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

Additional structures of CMOs and REMIC Certificates include, among others, principal only structures, interest only structures, inverse floaters and “parallel pay” CMOs and REMIC Certificates. Certain of these structures may be more volatile than other types of CMO and REMIC structures. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount of principal payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes. The Z-Bonds in which the Funds may invest may bear the same non-credit-related risks as do other types of Z-Bonds. Z-Bonds in which the Fund may invest will not include residual interest.

Total Annual Fund Operating Expenses set forth in the fee table and Financial Highlights section of each Fund’s Prospectuses do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

Mortgage TBAs. The Fund may invest in mortgage pass-through securities eligible to be sold in the “to-be-announced” or TBA market (“Mortgage TBAs”). Mortgage TBAs provide for the forward or delayed delivery of the underlying instrument with settlement up to 180 days. The term TBA comes from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is generally announced 48 hours before the settlement date. Mortgage TBAs are subject to the risks described in the “When-Issued Securities, Delayed Delivery Securities and Forward Commitments” section.

Mortgage Dollar Rolls. In a mortgage dollar roll transaction, one party sells mortgage-backed securities, principally Mortgage TBAs, for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. When a Fund enters into mortgage dollar rolls, the Fund will earmark and reserve until the settlement date Fund assets, in cash or liquid securities, in an amount equal to the forward purchase price. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Mortgage dollar rolls may be subject to leverage risks. In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains. The benefits of mortgage dollar rolls may depend upon a Fund’s Adviser’s ability to predict mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. For purposes of diversification and investment limitations, mortgage dollar rolls are considered to be mortgage-backed securities.

Stripped Mortgage-Backed Securities. Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities issued outside the REMIC or CMO structure. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A

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common type of SMBS will have one class receiving all of the interest from the mortgage assets (“IOs”), while the other class will receive all of the principal (“POs”). Mortgage IOs receive monthly interest payments based upon a notional amount that declines over time as a result of the normal monthly amortization and unscheduled prepayments of principal on the associated mortgage POs.

In addition to the risks applicable to Mortgage-Related Securities in general, SMBS are subject to the following additional risks:

Prepayment/Interest Rate Sensitivity. SMBS are extremely sensitive to changes in prepayments and interest rates. Even though these securities have been guaranteed by an agency or instrumentality of the U.S. government, under certain interest rate or prepayment rate scenarios, the Funds may lose money on investments in SMBS.

Interest Only SMBS. Changes in prepayment rates can cause the return on investment in IOs to be highly volatile. Under extremely high prepayment conditions, IOs can incur significant losses.

Principal Only SMBS. POs are bought at a discount to the ultimate principal repayment value. The rate of return on a PO will vary with prepayments, rising as prepayments increase and falling as prepayments decrease. Generally, the market value of these securities is unusually volatile in response to changes in interest rates.

Yield Characteristics. Although SMBS may yield more than other mortgage-backed securities, their cash flow patterns are more volatile and there is a greater risk that any premium paid will not be fully recouped. A Fund’s Adviser will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain analytical and hedging techniques.

Adjustable Rate Mortgage Loans. Certain Funds may invest in adjustable rate mortgage loans (“ARMs”). ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time. Thereafter, the interest rates (the “Mortgage Interest Rates”) may be subject to periodic adjustment based on changes in the applicable index rate (the “Index Rate”). The adjusted rate would be equal to the Index Rate plus a gross margin, which is a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.

Adjustable interest rates can cause payment increases that some borrowers may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARM. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the “Maximum Adjustment”). Other ARMs (“Negatively Amortizing ARMs”) may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization and will be repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or “accelerated amortization”) further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payments protect borrowers from unlimited interest rate and payment increases.

Certain ARMs may provide for periodic adjustments of scheduled payments in order to amortize fully the mortgage loan by its stated maturity. Other ARMs may permit their stated maturity to be extended or shortened in accordance with the portion of each payment that is applied to interest as affected by the periodic interest rate adjustments.

There are two main categories of indices which provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury bill rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds,

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the one-month, three-month, six-month or one-year London InterBank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of the Fund’s portfolio and therefore in the net asset value of the Fund’s shares will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indices.

In general, changes in both prepayment rates and interest rates will change the yield on Mortgage-Backed Securities. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As is the case with fixed mortgage loans, ARMs may be subject to a greater rate of principal prepayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates than if prevailing interest rates remain constant because the availability of fixed rate mortgage loans at competitive interest rates may encourage mortgagors to refinance their ARMs to “lock-in” a lower fixed interest rate. Conversely, if prevailing interest rates rise significantly, ARMs may prepay at lower rates than if prevailing rates remain at or below those in effect at the time such ARMs were originated. As with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization.

Other factors affecting prepayment of ARMs include changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgage properties and servicing decisions.

Risk Factors of Mortgage-Related Securities. The following is a summary of certain risks associated with Mortgage-Related Securities:

Guarantor Risk. There can be no assurance that the U.S. government would provide financial support to Fannie Mae or Freddie Mac if necessary in the future. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

Interest Rate Sensitivity. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security’s return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Fund will receive when these amounts are reinvested.

Market Value. The market value of the Fund’s adjustable rate Mortgage-Backed Securities may be adversely affected if interest rates increase faster than the rates of interest payable on such securities or by the adjustable rate mortgage loans underlying such securities. Furthermore, adjustable rate Mortgage-Backed Securities or the mortgage loans underlying such securities may contain provisions limiting the amount by which rates may be adjusted upward and downward and may limit the amount by which monthly payments may be increased or decreased to accommodate upward and downward adjustments in interest rates. When the market value of the properties underlying the Mortgage-Backed Securities suffer broad declines on a regional or national level, the values of the corresponding Mortgage-Backed Securities or Mortgage-Backed Securities as a whole, may be adversely affected as well.

Prepayments. Adjustable rate Mortgage-Backed Securities have less potential for capital appreciation than fixed rate Mortgage-Backed Securities because their coupon rates will decline in response to market interest rate declines. The market value of fixed rate Mortgage-Backed Securities may be adversely affected as a result of increases in interest rates and, because of the risk of unscheduled principal prepayments, may benefit less than other fixed rate securities of similar maturity from declining interest rates. Finally, to the extent Mortgage-Backed Securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the Fund’s principal investment to the extent of the premium paid. On the other hand, if such securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.

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Yield Characteristics. The yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, adjustable rate mortgage loans may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the Mortgage-Backed Securities in which the Funds invest will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying such securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates taking into account the cost of any refinancing. In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on the fixed rate mortgage loans underlying the mortgage pass-through securities, the rate of prepayment may be expected to decrease.

Recent Events Regarding Fannie Mae and Freddie Mac Securities. On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac with respect to Fannie Mae and Freddie Mac and the assets of Fannie Mae and Freddie Mac. FHFA selected a new chief executive officer and chairman of the board of directors for each of Fannie Mae and Freddie Mac. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of Fannie Mae and Freddie Mac to maintain a positive net worth in each enterprise. This agreement contains various covenants, discussed below, that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of Fannie Mae and Freddie Mac as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of Fannie Mae and Freddie Mac. Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior Preferred Stock Purchase Agreement were both intended to enhance each of Fannie Mae’s and Freddie Mac’s ability to meet its obligations.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by Fannie Mae or Freddie Mac prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver. FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of Fannie Mae or Freddie Mac because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for Fannie Mae or Freddie Mac, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of Fannie Mae’s or Freddie Mac’s assets available therefor. In the event of repudiation, the payments of interest to holders of Fannie Mae or Freddie Mac mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders. Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of Fannie Mae or Freddie Mac without any approval, assignment or consent. Although FHFA has stated that it has no present

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intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of Fannie Mae or Freddie Mac mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by Fannie Mae and Freddie Mac under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for Fannie Mae and Freddie Mac mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of Fannie Mae or Freddie Mac, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace Fannie Mae or Freddie Mac as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which Fannie Mae or Freddie Mac is a party, or obtain possession of or exercise control over any property of Fannie Mae or Freddie Mac, or affect any contractual rights of Fannie Mae or Freddie Mac, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

The conditions attached to the financial contribution made by the Treasury to Freddie Mac and Fannie Mae and the issuance of senior preferred stock place significant restrictions on the activities of Freddie Mac and Fannie Mae. Freddie Mac and Fannie Mae must obtain the consent of the Treasury to, among other things, (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions are placed on the maximum size of each of Freddie Mac’s and Fannie Mae’s respective portfolios of mortgages and mortgage-backed securities, and the purchase agreements entered into by Freddie Mac and Fannie Mae provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in is role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities as a result of the senior preferred stock investment made by the U.S. Treasury, market responses to developments at Freddie Mac and Fannie Mac, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by Freddie Mac and Fannie Mae, including any such mortgage-backed securities held by a Fund.

Municipal Securities

Municipal Securities are issued to obtain funds for a wide variety of reasons. For example, municipal securities may be issued to obtain funding for the construction of a wide range of public facilities such as:

1.	bridges;

2.	highways;

3.	roads;

4.	schools;

5.	waterworks and sewer systems; and

6.	other utilities.

Other public purposes for which Municipal Securities may be issued include:

1.	refunding outstanding obligations;

2.	obtaining funds for general operating expenses; and

3.	obtaining funds to lend to other public institutions and facilities.

In addition, certain debt obligations known as “Private Activity Bonds” may be issued by or on behalf of municipalities and public authorities to obtain funds to provide:

1.	water, sewage and solid waste facilities;

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2.	qualified residential rental projects;

3.	certain local electric, gas and other heating or cooling facilities;

4.	qualified hazardous waste facilities;

5.	high-speed intercity rail facilities;

6.	governmentally-owned airports, docks and wharves and mass transportation facilities;

7.	qualified mortgages;

8.	student loan and redevelopment bonds; and

9.	bonds used for certain organizations exempt from Federal income taxation.

Certain debt obligations known as “Industrial Development Bonds” under prior Federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide:

1.	privately operated housing facilities;

2.	sports facilities;

3.	industrial parks;

4.	convention or trade show facilities;

5.	airport, mass transit, port or parking facilities;

6.	air or water pollution control facilities;

7.	sewage or solid waste disposal facilities; and

8.	facilities for water supply.

Other private activity bonds and industrial development bonds issued to fund the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be Municipal Securities, however the size of such issues is limited under current and prior Federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under Federal tax law by an annual “volume cap.” The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all governmental instrumentalities in the state.

The two principal classifications of Municipal Securities consist of “general obligation” and “limited” (or revenue) issues. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer’s general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon appropriation by the issuer’s legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds generally are revenue bonds and thus not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is generally related to the credit of the bank selected to provide the letter of credit underlying the bond. Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).

The Funds may also acquire “moral obligation” issues, which are normally issued by special purpose authorities, and in other tax-exempt investments including pollution control bonds and tax-exempt commercial paper. Each Fund that may purchase municipal bonds may purchase:

1.	Short-term tax-exempt General Obligations Notes;

2.	Tax Anticipation Notes;

3.	Bond Anticipation Notes;

4.	Revenue Anticipation Notes;

5.	Project Notes; and

6.	Other forms of short-term tax-exempt loans.

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Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the U.S. through agreements with the issuing authority which provide that, if required, the Federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications. Also, the yields on Municipal Securities depend upon a variety of factors, including:

1.	general money market conditions;

2.	coupon rate;

3.	the financial condition of the issuer;

4.	general conditions of the municipal bond market;

5.	the size of a particular offering;

6.	the maturity of the obligations; and

7.	the rating of the issue.

The ratings of Moody’s and S&P represent their opinions as to the quality of Municipal Securities. However, ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligations.

Municipal Securities may include obligations of municipal housing authorities and single-family mortgage revenue bonds. Weaknesses in Federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations.

Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Municipal leases may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. The Board of Trustees is responsible for determining the credit quality of unrated municipal leases on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled.

Premium Securities. During a period of declining interest rates, many Municipal Securities in which the Funds invest likely will bear coupon rates higher than current market rates, regardless of whether the securities were initially purchased at a premium.

Risk Factors in Municipal Securities. The following is a summary of certain risks associated with Municipal Securities

Tax Risk. The Code imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the U.S. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

Housing Authority Tax Risk. The exclusion from gross income for Federal income tax purposes for certain housing authority bonds depends on qualification under relevant provisions of the Code and on other provisions of Federal law. These provisions of Federal law contain requirements relating to the cost and location of the residences financed with the proceeds of the single-family mortgage bonds and the income levels of tenants of the rental projects financed with the proceeds of the multi-family housing bonds. Typically, the issuers of the bonds, and other

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parties, including the originators and servicers of the single-family mortgages and the owners of the rental projects financed with the multi-family housing bonds, covenant to meet these requirements. However, there is no assurance that the requirements will be met. If such requirements are not met:

•	the interest on the bonds may become taxable, possibly retroactively from the date of issuance;

•	the value of the bonds may be reduced;

•	you and other Shareholders may be subject to unanticipated tax liabilities;

•	a Fund may be required to sell the bonds at the reduced value;

•	it may be an event of default under the applicable mortgage;

•	the holder may be permitted to accelerate payment of the bond; and

•	the issuer may be required to redeem the bond.

In addition, if the mortgage securing the bonds is insured by the Federal Housing Administration (“FHA”), the consent of the FHA may be required before insurance proceeds would become payable.

Information Risk. Information about the financial condition of issuers of Municipal Securities may be less available than that of corporations having a class of securities registered under the SEC.

State and Federal Laws. An issuer’s obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. These laws may extend the time for payment of principal or interest, or restrict the Fund’s ability to collect payments due on Municipal Securities. In addition, recent amendments to some statutes governing security interests (e.g., Revised Article 9 of the Uniform Commercial Code (“UCC”)) change the way in which security interests and liens securing Municipal Securities are perfected. These amendments may have an adverse impact on existing Municipal Securities (particularly issues of Municipal Securities that do not have a corporate trustee who is responsible for filing UCC financing statements to continue the security interest or lien).

Litigation and Current Developments. Litigation or other conditions may materially and adversely affect the power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt obligations, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund’s Municipal Securities in the same manner.

New Legislation. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on tax exempt bonds, and similar proposals may be introduced in the future. The Supreme Court has held that Congress has the constitutional authority to enact such legislation. It is not possible to determine what effect the adoption of such proposals could have on (i) the availability of Municipal Securities for investment by the Funds, and (ii) the value of the investment portfolios of the Funds.

Limitations on the Use of Municipal Securities. Certain Funds may invest in Municipal Securities if the Adviser determines that such Municipal Securities offer attractive yields. The Funds may invest in Municipal Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Municipal Securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Municipal Securities will to the same extent as interest on such Municipal Securities be exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax. The Funds may also invest in Municipal Securities by purchasing from banks participation interests in all or part of specific holdings of Municipal Securities. Such participation interests may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from a Fund in connection with the arrangement.

Each Fund will limit its investment in municipal leases to no more than 5% of its total assets.

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Options and Futures Transactions

A Fund may purchase and sell (a) exchange traded and OTC put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

Subject to its investment objective and policies, a Fund may use futures contracts and options for hedging and risk management purposes and to seek to enhance portfolio performance.

Options and futures contracts may be used to manage a Fund’s exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge a Fund’s investments against price fluctuations. Other strategies, including buying futures contracts and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of a Fund’s overall strategy in a manner deemed appropriate by the Fund’s Adviser and consistent with the Fund’s objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase a Fund’s return. While the use of these instruments by a Fund may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If a Fund’s Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower a Fund’s return. Certain strategies limit a Fund’s possibilities to realize gains, as well as its exposure to losses. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Fund will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions, and these transactions could significantly increase the Fund’s turnover rate.

Certain Funds have filed a notice under the Commodity Exchange Act under Regulation 4.5 and are operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under the Commodity Exchange Act. Certain other Funds may rely on no action relief issued by the CFTC.

Purchasing Put and Call Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual purchase or sale of securities. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

The buyer of a typical put option can expect to realize a gain if the value of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Selling (Writing) Put and Call Options. When a Fund writes a put option, it takes the opposite side of the transaction from the option’s purchaser. In return for the receipt of the premium, a Fund assumes the obligation to

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pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Fund has written, however, it must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below. If the market value of the underlying securities does not move to a level that would make exercise of the option profitable to its holder, the option will generally expire unexercised, and the Fund will realize as profit the premium it received.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.

Certain Funds will usually sell covered call options or cash-secured put options. A call option is covered if the writer either owns the underlying security (or comparable securities satisfying the cover requirements of the securities exchanges) or has the right to acquire such securities. A put option is cash-secured if the writer segregates cash, high-grade short-term debt obligations, or other permissible collateral equal to the exercise price. As the writer of a covered call option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. As the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation, but may terminate its position by entering into an offsetting option. Once an option writer has received an exercise notice, it cannot effect an offsetting transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

When the Fund writes cash-secured put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price minus the put premium. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise plus the put premium the Fund received when it wrote the option. While the Fund’s potential gain in writing a cash-secured put option is limited to distributions earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire exercise price of the option minus the put premium.

Engaging in Straddles and Spreads. In a straddle transaction, a Fund either buys a call and a put or sells a call and a put on the same security. In a spread, a Fund purchases and sells a call or a put. A Fund will sell a straddle when the Fund’s Adviser believes the price of a security will be stable. The Fund will receive a premium on the sale of the put and the call. A spread permits a Fund to make a hedged investment that the price of a security will increase or decline.

Options on Indexes. Options on securities indexes are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. A Fund, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because a Fund’s investments generally will not match the composition of an index.

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For a number of reasons, a liquid market may not exist and thus a Fund may not be able to close out an option position that it has previously entered into. When a Fund purchases an OTC option (as defined below), it will be relying on its counterparty to perform its obligations and the Fund may incur additional losses if the counterparty is unable to perform.

Exchange-Traded and OTC Options. All options purchased or sold by a Fund will be traded on a securities exchange or will be purchased or sold by securities dealers (“OTC options”) that meet the Fund’s creditworthiness standards. While exchange-traded options are obligations of the Options Clearing Corporation, in the case of OTC options, a Fund relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when a Fund purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction.

Provided that a Fund has arrangements with certain qualified dealers who agree that a Fund may repurchase any option it writes for a maximum price to be calculated by a predetermined formula, a Fund may treat the underlying securities used to cover written OTC options as liquid. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Futures Contracts. When a Fund purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or, in the case of an index futures contract, to make a cash payment based on the value of a securities index. When a Fund sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or, in the case of an index futures contract, to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when the Fund wishes to close out a particular position.

When a Fund purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when a Fund buys or sells a futures contract it will be required to deposit “initial margin” with a futures commission merchant (“FCM”). Initial margin deposits are typically equal to a small percentage of the contract’s value. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. A Fund may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for a Fund to close out its futures positions. Until it closes out a futures position, a Fund will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of a Fund’s investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the Fund. Each Fund will earmark and reserve Fund assets, in cash or liquid securities, in connection with its use of options and futures contracts to the extent required by the staff of the SEC. Each Fund will earmark and reserve liquid assets in an amount equal to the current mark-to-market exposure, on a daily basis, of a futures contract that is contractually required to cash settle. Such assets cannot be sold while the futures contract or option is outstanding unless they are replaced with other suitable assets. By setting aside assets equal only to its net obligation under cash-settled futures, a Fund will have the ability to have exposure to such instruments to a greater extent than if a Fund were required to set aside assets equal to the full notional value of such contracts. There is a possibility that earmarking and reservation of a large percentage of a Fund’s assets could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

The Funds only invest in futures contracts to the extent they could invest in the underlying instrument directly.

Cash Equitization. The objective where equity futures are used to “equitize” cash is to match the notional value of all futures contracts to a Fund’s cash balance. The notional values of the futures contracts and of the cash

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are monitored daily. As the cash is invested in securities and/or paid out to participants in redemptions, the Adviser simultaneously adjusts the futures positions. Through such procedures, a Fund not only gains equity exposure from the use of futures, but also benefits from increased flexibility in responding to client cash flow needs. Additionally, because it can be less expensive to trade a list of securities as a package or program trade rather than as a group of individual orders, futures provide a means through which transaction costs can be reduced. Such non-hedging risk management techniques involve leverage, and thus present, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.

Options on Futures Contracts. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index. Currently, futures contracts are available on various types of securities, including but not limited to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit and on indexes of securities. Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of “variation margin” payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures contracts sold by a Fund are earmarked by a Fund and set aside by the Fund, as required by the 1940 Act and the SEC’s interpretations thereunder.

Combined Positions. Certain Funds may purchase and write options in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match a Fund’s current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of a Fund’s other investments.

Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund’s investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund’s options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Liquidity of Options and Futures Contracts. There is no assurance that a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or

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otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund’s access to other assets held to cover its options or futures positions could also be impaired. (See “Exchange-Traded and OTC Options” above for a discussion of the liquidity of options not traded on an exchange.)

Position Limits. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, a Fund or the Fund’s Adviser may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

Asset Coverage for Futures Contracts and Options Positions. A Fund will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside or earmark appropriate liquid assets in the amount prescribed. Such assets cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that the reservation of a large percentage of a Fund’s assets could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Real Estate Investment Trusts (“REITs”)

Certain of the Funds may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Fund will indirectly bear its proportionate share of expenses incurred by REITs in which a Fund invests in addition to the expenses incurred directly by a Fund.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills and on cash flows, are not diversified, and are subject to default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. These risks include:

•	limited financial resources;

•	infrequent or limited trading; and

•	more abrupt or erratic price movements than larger company securities.

In addition, small capitalization stocks, such as certain REITs, historically have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.

Recent Events Relating to the Overall Economy

The U.S. Government, the Federal Reserve, the Treasury, the Securities and Exchange Commission, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions to address the financial crisis. These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act”, which was signed into law on July 21, 2010 and imposes a new regulatory framework over the U.S. financial services industry

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and the consumer credit markets in general, and proposed regulations by the Securities and Exchange Commission. Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Funds is unknown. There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Funds. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

Repurchase Agreements

Repurchase agreements may be entered into with brokers, dealers or banks that meet the Adviser’s credit guidelines. A Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers believed by the Adviser to be creditworthy. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time a Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Fund to the seller. Except in the case of a tri-party agreement, the maximum maturity of a repurchase agreement will be seven days. In the case of a tri-party agreement, the maximum maturity of a repurchase agreement will be 95 days, or as limited by the specific repurchase agreement. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of 95 days from the effective date of the repurchase agreement. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of a Fund’s restrictions on purchases of illiquid securities. A Fund will always receive securities as collateral during the term of the agreement whose market value is at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest. The repurchase agreements further authorize the Fund to demand additional collateral in the event that the dollar value of the collateral falls below 100%. A Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. Repurchase agreements are considered under the 1940 Act to be loans collateralized by the underlying securities.

All of the Funds that are permitted to invest in repurchase agreements may engage in repurchase agreement transactions that are collateralized fully as defined in Rule 5b-3 of the 1940 Act (except that Rule 5b-3(c)(1)(iv)(C) or (D) of the 1940 Act shall not apply for the Money Market Funds), which has the effect of enabling a Fund to look to the collateral, rather than the counterparty, for determining whether its assets are “diversified” for 1940 Act purposes. With respect to the Money Market Funds, in accordance with Rule 2a-7 under the 1940 Act, the Adviser evaluates the creditworthiness of each counterparty. Certain Funds may, in addition, engage in repurchase agreement transactions that are collateralized by money market instruments, debt securities, loan participations, equity securities or other securities including securities that are rated below investment grade by the requisite NRSROs or unrated securities of comparable quality. For these types of repurchase agreement transactions, the Fund would look to the counterparty, and not the collateral, for determining such diversification.

A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The collateral underlying repurchase agreements may be more susceptible to claims of the seller’s creditors than would be the case with securities owned by the Fund.

Reverse Repurchase Agreements.

In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act, a reverse repurchase agreement is considered borrowing by a Fund and, therefore, a form of leverage. Leverage may cause any gains or losses for a Fund to be magnified. The Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, a Fund will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. A Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. A Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws. The repurchase price is generally equal to the original sales price plus interest. Reverse repurchase agreements are

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usually for seven days or less and cannot be repaid prior to their expiration dates. Each Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount at least equal to its purchase obligations under its reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the portfolio securities transferred may decline below the price at which a Fund is obliged to purchase the securities. All forms of borrowing (including reverse repurchase agreements) are limited in the aggregate and may not exceed 33 1/3% of a Fund’s total assets, except as permitted by law.

Securities Lending

To generate additional income, certain Funds may lend up to 33 1/3% of such Fund’s total assets pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value plus accrued interest on the securities lent. Certain Funds (generally some of the Funds with an investment strategy of investing primarily in U.S. equity securities) use Goldman Sachs Bank USA (formerly known as The Goldman Sachs Trust Company), doing business as Goldman Sachs Agency Lending (“Goldman Sachs”), as their securities lending agent. Pursuant to an agreement among Goldman Sachs, JPMorgan Chase Bank and certain Funds (the “Third Party Securities Lending Agreement”), approved by the Board of Trustees, Goldman Sachs compensates JPMorgan Chase Bank for certain operational services, which may include processing transactions, termination of loans and recordkeeping, provided by JPMorgan Chase Bank. The other Funds that engage in securities lending use JPMorgan Chase Bank as their securities lending agent.

Pursuant to a securities lending agreement approved by the Board of Trustees between Goldman Sachs and the Trusts on behalf of certain J.P. Morgan U.S. equity funds (the “Goldman Sachs Agreement”), collateral for loans will consist only of cash. Pursuant to a securities lending agreement approved by the Board of Trustees between JPMorgan Chase Bank and certain Funds (the “JPMorgan Agreement”), collateral for loans will consist of cash. The Funds receive payments from the borrowers equivalent to the dividends and interest that would have been earned on the securities lent. For loans secured by cash, the Funds seek to earn interest on the investment of cash collateral in investments permitted by the applicable securities lending agreement. Under both the Goldman Sachs Agreement and the JPMorgan Agreement, cash collateral may be invested in Capital Shares of the JPMorgan Prime Money Market Fund.

Under the JPMorgan Agreement, JPMorgan Chase Bank performs a daily mark to market of the loaned security and requests additional cash collateral if the amount of cash received from the borrower is less than 102% of the value of the loaned security in the case of securities denominated in U.S. dollars and 105% of the value of the loaned security in the case of securities denominated in non-U.S. dollars subject to certain de minimis guidelines. Such de minimis guidelines provide that for a loan of U.S. dollar denominated securities, the aggregate value of cash collateral for such loan may be less than 102% but in no event less than 101.51% and for a loan of non-U.S. dollar denominated securities, the aggregate value of cash collateral held for such loan may be less than 105% but in no event less than 104.51%. Under the Goldman Sachs Agreement, Goldman Sachs marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities, Goldman Sachs requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest. Loans are subject to termination by a Fund or the borrower at any time, and are therefore not considered to be illiquid investments. A Fund does not have the right to vote proxies for securities on loan. However, a Fund’s Adviser may terminate a loan if the vote is considered material with respect to an investment.

Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. The earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan. Also, the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of collateral posted. There are no limits on the number of borrowers a Fund may use and a Fund may lend securities to only one or a small group of borrowers. In addition, under the Goldman Sachs Agreement, loans may be made to affiliates of Goldman Sachs as identified in the Goldman Sachs Agreement. Funds participating in securities lending bear the risk of loss in connection with investments of the cash collateral received from the borrowers, which do not trigger additional collateral requirements from the borrower.

To the extent that the value or return of a Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. In situations where the Adviser does not believe that it is prudent to sell the cash collateral investments in the market, a

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Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Short Selling

In short selling transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund, which may result in a loss or gain, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.

Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit linked instruments, and swap contracts.

A Fund may not always be able to borrow a security it wants to sell short. A Fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in a Fund will fluctuate in response to movements in the market. Fund performance also will depend on the effectiveness of the Adviser’s research and the management team’s investment decisions.

Short sales also involve other costs. A Fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a Fund may be required to pay a premium. A Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for a Fund resulting from a short sale will be decreased and the amount of any ultimate loss will be increased by the amount of premiums, interest or expenses a Fund may be required to pay in connection with the short sale. Until a Fund closes the short position, it will earmark and reserve Fund assets, in cash or liquid securities, to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.

Short-Term Funding Agreements

Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts (“GICs”), while those issued by banks are referred to as Bank Investment Contracts (“BICs”). Pursuant to such agreements, a Fund makes cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.

A Fund will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by a Fund to be illiquid investments. To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by a Fund only if, at the time of purchase, no more than 15% of the Fund’s net assets (5% of the total assets for the Money Market Funds) will be invested in short-term funding agreements and other illiquid securities.

Structured Investments

A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions,

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and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured instruments include structured notes. In addition to the risks applicable to investments in structured investments and debt securities in general, structured notes bear the risk that the issuer may not be required to pay interest on the structured note if the index rate rises above or falls below a certain level. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. Structured investments include a wide variety of instruments including, without limitation, Collateralized Debt Obligations, credit linked notes, and participation notes and participatory notes.

Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, a Fund’s ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Funds will treat such instruments as illiquid and will limit their investments in such instruments to no more than 15% of each Fund’s net assets (5% of the total assets for the Money Market Funds), when combined with all other illiquid investments of each Fund.

Total Annual Fund Operating Expenses set forth in the fee table and Financial Highlights section of each Fund’s Prospectuses do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

Credit Linked Notes. Certain Funds may invest in structured instruments known as credit linked securities or credit linked notes (“CLNs”). CLNs are typically issued by a limited purpose trust or other vehicle (the “CLN trust”) that, in turn, invests in a derivative or basket of derivatives instruments, such as credit default swaps, interest rate swaps and/or other securities, in order to provide exposure to certain high yield, sovereign debt, emerging markets, or other fixed income markets. Generally, investments in CLNs represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the CLN. However, these payments are conditioned on the CLN trust’s receipt of payments from, and the CLN trust’s potential obligations, to the counterparties to the derivative instruments and other securities in which the CLN trust invests. For example, the CLN trust may sell one or more credit default swaps, under which the CLN trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default were to occur, the stream of payments may stop and the CLN trust would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Fund would receive as an investor in the CLN trust.

Certain Funds may enter into CLNs structured as “First-to-Default” CLNs. In a First-to-Default CLN, the CLN trust enters into a credit default swap on a portfolio of a specified number of individual securities pursuant to which the CLN trust sells protection to a counterparty. The CLN trust uses the proceeds of issuing investments in the CLN trust to purchase securities, which are selected by the counterparty and the total return of which is paid to the counterparty. Upon the occurrence of a default or credit event involving any one of the individual securities, the credit default swaps terminate and the Fund’s investment in the CLN trust is redeemed for an amount equal to “par” minus the amount paid to the counterparty under the credit default swap.

Certain Funds may also enter in CLNs to gain access to sovereign debt and securities in emerging market particularly in markets where the Fund is not able to purchase securities directly due to domicile restrictions or tax restrictions or tariffs. In such an instance, the issuer of the CLN may purchase the reference security directly and/or gain exposure through a credit default swap or other derivative.

A Fund’s investments in CLNs is subject to the risks associated with the underlying reference obligations and derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk.

Participation Notes and Participatory Notes. Certain Funds may invest in instruments that have similar economic characteristics to equity securities, such as participation notes (also known as participatory notes (“P-notes”))

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or other structured instruments that may be developed from time to time (“structured instruments”). Structured instruments are notes that are issued by banks, broker-dealers or their affiliates and are designed to offer a return linked to a particular underlying equity or market.

If the structured instrument were held to maturity, the issuer would pay to the purchaser the underlying instrument’s value at maturity with any necessary adjustments. The holder of a structured instrument that is linked to a particular underlying security or instrument may be entitled to receive dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. Structured instruments have transaction costs. In addition, there can be no assurance that there will be a trading market for a structured instrument or that the trading price of a structured instrument will equal the underlying value of the security, instrument or market that it seeks to replicate. Unlike a direct investment in equity securities, structured instruments typically involve a term or expiration date, potentially increasing the Fund’s turnover rate, transaction costs and tax liability.

Due to transfer restrictions, the secondary markets on which a structured instrument is traded may be less liquid than the market for other securities, or may be completely illiquid, which may expose the Fund to risks of mispricing or improper valuation. Structured instruments typically constitute general unsecured contractual obligations of the banks, broker-dealers or their relevant affiliates that issue them, which subjects the Fund to counterparty risk (and this risk may be amplified if the Fund purchases structured instruments from only a small number of issuers). Structured instruments also have the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate.

Swaps and Related Swap Products

Swap transactions may include, but are not limited to, interest rate swaps, currency swaps, cross-currency interest rate swaps, forward rate agreements, contracts for differences, total return swaps, index swaps, basket swaps, specific security swaps, fixed income sectors swaps, commodity swaps, asset-backed swaps (ABX), commercial mortgage-backed securities (CMBS) and indexes of CMBS (CMBX) credit default swaps, interest rate caps, price lock swaps, floors and collars and swaptions (collectively defined as “swap transactions”).

A Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuations, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap or floor is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, also known as a “swaption,” upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the swaption as the counterparty.

The “notional amount” of a swap transaction is the agreed upon basis for calculating the payments that the parties have agreed to exchange. For example, one swap counterparty may agree to pay a floating rate of interest (e.g., 3 month LIBOR) calculated based on a $10 million notional amount on a quarterly basis in exchange for receipt of payments calculated based on the same notional amount and a fixed rate of interest on a semi-annual basis. In the event a Fund is obligated to make payments more frequently than it receives payments from the other party, it will incur incremental credit exposure to that swap counterparty. This risk may be mitigated somewhat by the use of swap agreements which call for a net payment to be made by the party with the larger payment obligation

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when the obligations of the parties fall due on the same date. Under most swap agreements entered into by a Fund, payments by the parties will be exchanged on a “net basis”, and a Fund will receive or pay, as the case may be, only the net amount of the two payments.

The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar. If a Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

The use of swap transactions, caps, floors and collars involves investment techniques and risks that are different from those associated with portfolio security transactions. If a Fund’s Adviser is incorrect in its forecasts of market values, interest rates, and other applicable factors, the investment performance of the Fund will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to a Fund or that a Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to a Fund. A Fund’s Adviser will consider such risks and will enter into swap and other derivatives transactions only when it believes that the risks are not unreasonable.

A Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will earmark and reserve assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will earmark and reserve assets with a daily value at least equal to the full amount of a Fund’s accrued obligations under the agreement. A Fund will not enter into any swap transaction, cap, floor, or collar, unless the counterparty to the transaction is deemed creditworthy by the Fund’s Adviser. If a counterparty defaults, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the markets for certain types of swaps (e.g., interest rate swaps) have become relatively liquid. The markets for some types of caps, floors and collars are less liquid.

The liquidity of swap transactions, caps, floors and collars will be as set forth in guidelines established by a Fund’s Adviser and approved by the Trustees which are based on various factors, including: (1) the availability of dealer quotations and the estimated transaction volume for the instrument, (2) the number of dealers and end users for the instrument in the marketplace, (3) the level of market making by dealers in the type of instrument, (4) the nature of the instrument (including any right of a party to terminate it on demand) and (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund’s rights and obligations relating to the instrument). Such determination will govern whether the instrument will be deemed within the applicable liquidity restriction on investments in securities that are not readily marketable.

During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract.

The federal income tax treatment with respect to swap transactions, caps, floors, and collars may impose limitations on the extent to which a Fund may engage in such transactions.

Credit Default Swaps. As described above, swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In the case of a credit default swap (“CDS”), the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). CDS include credit default swaps, which are contracts on individual securities, and CDX, which are contracts on baskets or indices of securities.

Credit default swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund will earmark and reserve

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assets, in cash or liquid securities, to cover any accrued payment obligations when it is the buyer of a CDS. In cases where a Fund is a seller of a CDS contract, the Fund will earmark and reserve assets, in cash or liquid securities, to cover its obligation.

If a Fund is a seller of protection under a CDS contract, the Fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporate issuer, with respect to such debt obligations. In return, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments and would have no payment obligations. As the seller, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a buyer of protection under a CDS contract, the Fund would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a downgrade in credit rating) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund.

The use of CDSs, like all swap agreements, is subject to certain risks. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party. In addition to general market risks, CDSs involve liquidity, credit and counterparty risks. The recent increase in corporate defaults further raises these liquidity and credit risks, increasing the possibility that sellers will not have sufficient funds to make payments. As unregulated instruments, CDSs are difficult to value and are therefore susceptible to liquidity and credit risks. Counterparty risks also stem from the lack of regulation of CDSs. Collateral posting requirements are individually negotiated between counterparties and there is no regulatory requirement concerning the amount of collateral that a counterparty must post to secure its obligations under a CDS. Because they are unregulated, there is no requirement that parties to a contract be informed in advance when a CDS is sold. As a result, investors may have difficulty identifying the party responsible for payment of their claims.

If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Fund may not receive adequate collateral. There is no readily available market for trading out of CDS contracts. In order to eliminate a position it has taken in a CDS, the Fund must terminate the existing CDS contract or enter into an offsetting trade. The Fund may only exit its obligations under a CDS contract by terminating the contract and paying applicable breakage fees, which could result in additional losses to the Fund. Furthermore, the cost of entering into an offsetting CDS position could cause the Fund to incur losses.

Synthetic Variable Rate Instruments

Synthetic variable rate instruments generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par. A Fund’s Adviser reviews the structure of synthetic variable rate instruments to identify credit and liquidity risks (including the conditions under which the right to tender the instrument would no longer be available) and will monitor those risks. In the event that the right to tender the instrument is no longer available, the risk to the Fund will be that of holding the long-term bond. In the case of some types of instruments credit enhancement is not provided, and if certain events occur, which may include (a) default in the payment of principal or interest on the underlying bond, (b) downgrading of the bond below investment grade or (c) a loss of the bond’s tax exempt status, then the put will terminate and the risk to the Fund will be that of holding a long-term bond.

Total Annual Fund Operating Expenses set forth in the fee table and Financial Highlights section of each Fund’s Prospectuses do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

Treasury Receipts

A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury

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Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”). Receipts in which an entity other than the government separates the interest and principal components are not considered government securities unless such securities are issued through the Treasury Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Trust Preferred Securities

Certain Funds may purchase trust preferred securities, also known as “trust preferreds”, which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. An issuer creates trust preferred securities by creating a trust and issuing debt to the trust. The trust in turn issues trust preferred securities. Trust preferred securities are hybrid securities with characteristics of both subordinated debt and preferred stock. Such characteristics include long maturities (typically 30 years or more), early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. In addition, trust preferred securities issued by a bank holding company may allow deferral of interest payments for up to 5 years. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

U.S. Government Obligations

U.S. government obligations may include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the U.S., and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as STRIPS and Coupon Under Book Entry Safekeeping (“CUBES”). The Funds may also invest in TIPS. U.S. government obligations are subject to market risk, interest rate risk and credit risk.

The principal and interest components of U.S. Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the STRIPS program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities.

Other obligations include those issued or guaranteed by U.S. government agencies or instrumentalities. These obligations may or may not be backed by the “full faith and credit” of the U.S. Securities which are backed by the full faith and credit of the U.S. include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the U.S., the Funds must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Funds may invest that are not backed by the full faith and credit of the U.S. include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by Freddie Mac and Fannie Mae, which are supported only by the credit of such securities, but for which the Secretary of the Treasury has discretionary authority to purchase limited amounts of the agency’s obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. Unsustainable debt levels can cause devaluations of currency, prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns, and contribute to market volatility.

In the past, U.S. sovereign credit has experienced downgrades and there can be no guarantee that it will not experience further downgrades in the future by rating agencies. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by a rating agency’s decision to downgrade the sovereign credit rating of the United States.

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When-Issued Securities, Delayed Delivery Securities and Forward Commitments

Securities may be purchased on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation, and for money market instruments and other fixed income securities, no interest accrues to a Fund until settlement takes place. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its NAV and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Fund will meet its obligations from maturities or sales of the securities earmarked and reserved for such purpose and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Also, a Fund may be disadvantaged if the other party to the transaction defaults.

Forward Commitments. Securities may be purchased for delivery at a future date, which may increase their overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. In order to invest a Fund’s assets immediately, while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. When a Fund makes a commitment to purchase a security on a forward commitment basis, cash or liquid securities equal to the amount of such Fund’s commitments will be reserved for payment of the commitment. For the purpose of determining the adequacy of the securities reserved for payment of commitments, the reserved securities will be valued at market value. If the market value of such securities declines, additional cash, cash equivalents or highly liquid securities will be reserved for payment of the commitment so that the value of the Fund’s assets reserved for payment of the commitments will equal the amount of such commitments purchased by the respective Fund.

Purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the respective Fund’s portfolio are subject to changes in value based upon the public’s perception of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the respective Fund will meet its obligations from then-available cash flow, sale of securities reserved for payment of the commitment, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than such Fund’s payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses. Purchasing securities on a forward commitment basis can also involve the risk of default by the other party on its obligation, delaying or preventing the Fund from recovering the collateral or completing the transaction.

To the extent a Fund engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage.

ADDITIONAL INFORMATION REGARDING FUND INVESTMENT PRACTICES

Investments in the China Region

Investing in China, Hong Kong and Taiwan (collectively, “the China Region”) involves a high degree of risk and special considerations not typically associated with investing in other more established economies or securities markets. Such risks may include: (a) the risk of nationalization or expropriation of assets or confiscatory taxation; (b) greater social, economic and political uncertainty (including the risk of war); (c) dependency on exports and the corresponding importance of international trade; (d) the increasing competition from Asia’s other low-cost emerging economies; (e) greater price volatility and significantly smaller market capitalization of securities markets, particularly in China; (f) substantially less liquidity, particularly of certain share classes of Chinese securities; (g) currency exchange rate fluctuations and the lack of available currency hedging instruments; (h) higher rates of inflation; (i) controls on foreign investment and limitations on repatriation of invested capital and on a Fund's ability to exchange local currencies for U.S. dollars; (j) greater governmental involvement in and control over the economy; (k) the risk that the Chinese government may decide not to continue to support the economic reform

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programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (l) the fact that China region companies, particularly those located in China, may be smaller, less seasoned and newly-organized companies; (m) the difference in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (n) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (o) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (p) the fact that the settlement period of securities transactions in foreign markets may be longer; (q) the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (r) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (s) the rapidity and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; and (t) the risk that, because of the degree of interconnectivity between the economies and financial markets of China, Hong Kong and Taiwan, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economies and financial markets of Hong Kong and Taiwan, as well.

Investment in the China Region is subject to certain political risks. Following the establishment of the People’s Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. An investment in a Fund involves risk of a total loss. The political reunification of China and Taiwan is a highly problematic issue and is unlikely to be settled in the near future. This situation poses a threat to Taiwan’s economy and could negatively affect its stock market. China has committed by treaty to preserve Hong Kong’s autonomy and its economic, political and social freedoms for fifty years from the July 1, 1997 transfer of sovereignty from Great Britain to China. However, if China would exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance.

As with all transition economies, China’s ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. Hong Kong is closely tied to China, economically and through China’s 1997 acquisition of the country as a Special Autonomous Region (SAR). Hong Kong’s success depends, in large part, on its ability to retain the legal, financial, and monetary systems that allow economic freedom and market expansion.

In addition to the risks inherent in investing in the emerging markets, the risks of investing in China, Hong Kong, and Taiwan merit special consideration.

People’s Republic of China. The government of the People’s Republic of China is dominated by the one-party rule of the Chinese Communist Party.

China’s economy has transitioned from a rigidly central-planned state-run economy to one that has been only partially reformed by more market-oriented policies. Although the Chinese government has implemented economic reform measures, reduced state ownership of companies and established better corporate governance practices, a substantial portion of productive assets in China are still owned by the Chinese government. The government continues to exercise significant control over regulating industrial development and, ultimately, control over China’s economic growth through the allocation of resources, controlling payment of foreign currency denominated obligations, setting monetary policy and providing preferential treatment to particular industries or companies.

Growth has also put a strain on China’s economy. The government has attempted to slow down the pace of growth through monetary tightening and administrative measures; however that policy started reversing in September 2008 in part due to the current global economic crisis, which has led to lower levels of economic growth and lower exports and foreign investments in the country. The Chinese government has taken unprecedented steps to shore up economic growth, however, the results of these measures are unpredictable. Over the long term the country’s major challenges will be dealing with its aging infrastructure, worsening environmental conditions and rapidly widening urban and rural income gap.

As with all transition economies, China’s ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. The Chinese legal system, in particular, constitutes a significant risk factor for investors. The Chinese legal system is based on statutes. Over the past 25 years, Chinese legislative bodies have promulgated laws and regulations dealing with various economic

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matters such as foreign investment, corporate organization and governance, commerce, taxation, and trade. However, these laws are relatively new and published court decisions based on these laws are limited and non-binding. The interpretation and enforcement of these laws and regulations are uncertain.

Hong Kong. In 1997, Great Britain handed over control of Hong Kong to the Chinese mainland government. Since that time, Hong Kong has been governed by a semi-constitution known as the Basic Law, which guarantees a high degree of autonomy in certain matters until 2047, while defense and foreign affairs are the responsibility of the central government in Beijing. The chief executive of Hong Kong is appointed by the Chinese government. Hong Kong is able to participate in international organizations and agreements and it continues to function as an international financial center, with no exchange controls, free convertibility of the Hong Kong dollar and free inward and outward movement of capital. The Basic Law guarantees existing freedoms, including free speech and assembly, press, religion, and the right to strike and travel. Business ownership, private property, the right of inheritance and foreign investment are also protected by law. China has committed by treaty to preserve Hong Kong’s autonomy until 2047; however, if China were to exert its authority so as to alter the economic, political, or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance. In addition, Hong Kong’s economy has entered a recession as a result of the current global economic crisis. Near term improvement in its economy appears unlikely.

Taiwan. For decades, a state of hostility has existed between Taiwan and the People’s Republic of China. Beijing has long deemed Taiwan a part of the “one China” and has made a nationalist cause of recovering it. In the past, China has staged frequent military provocations off the coast of Taiwan and made threats of full-scale military action. Foreign trade has been the engine of rapid growth in Taiwan and has transformed the island into one of Asia’s great exporting nations. However, investing in Taiwan involves the possibility of the imposition of exchange controls, such as restrictions on the repatriation of fund investments or on the conversion of local currency into foreign currencies. As an export-oriented economy, Taiwan depends on an open world trade regime and remains vulnerable to downturns in the world economy. Taiwanese companies continue to compete mostly on price, producing generic products or branded merchandise on behalf of multinational companies. Accordingly, these businesses can be particularly vulnerable to currency volatility and increasing competition from neighboring lower-cost countries. Moreover, many Taiwanese companies are heavily invested in mainland China and other countries throughout Southeast Asia, making them susceptible to political events and economic crises in these parts of the region. Although Taiwan has not yet suffered any major economic setbacks due to the current global economic crisis, it is possible its economy could still be impacted.

The China Region Fund may hold a significant weighting in securities listed on either the Shanghai and/or Shenzhen stock exchanges. Securities listed on these exchanges are divided into two classes, A shares, which are mostly limited to domestic investors, and B shares, which are allocated for both international and domestic investors. The China Region Fund’s exposure to securities listed on either the Shanghai or Shenzhen exchanges will initially be through B shares. The government of China has announced plans to exchange B shares for A shares and to merge the two markets. Such an event may produce greater liquidity and stability for the combined markets. However, it is uncertain whether or the extent to which these plans will be implemented. In addition to B shares, the China Region Fund may also invest in Hong Kong listed H shares, Hong Kong listed Red chips (which are companies owned by mainland China enterprises, but are listed in Hong Kong), and companies that meet one of the following categories: the company is organized under the laws of, or has a principal office in China (including Hong Kong and Macau) or Taiwan; the principal securities market for the issuer is China or Taiwan; the issuer derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in China or Taiwan; or at least 50% of the issuer’s assets are located in China or Taiwan.

Investments in India

Securities of many issuers in the Indian market may be less liquid and more volatile than securities of comparable domestic issuers, but may offer the potential for higher returns over the long term. The securities held by the India Fund will generally be denominated in foreign currency, mainly the rupee. Accordingly, the value of the Fund will fluctuate depending on the rate of exchange between the U.S. dollar and such foreign currency. India has less developed clearance and settlement procedures, and there have been times when settlements have been unable to keep pace with the volume of securities and have been significantly delayed. The Indian stock exchanges have in the past been subject to closure, broker defaults and broker strikes, and there can be no certainty that this

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will not recur. In addition, significant delays are common in registering transfers of securities and the Fund may be unable to sell securities until the registration process is completed and may experience delays in receipt of dividends and other entitlements.

The value of the India Fund’s investments in Indian securities may also be affected by political and economic developments, social, religious or regional tensions, changes in government regulation and government intervention, high rates of inflation or interest rates and withholding tax affecting India. The risk of loss may also be increased because there may be less information available about Indian issuers since they are not subject to the extensive accounting, auditing and financial reporting standards and practices which are applicable in North America. There is also a lower level of regulation and monitoring of the Indian securities market and its participants than in other more developed markets.

Foreign investment in the securities of issuers in India is usually restricted or controlled to some degree. In addition, the availability of financial instruments with exposure to Indian financial markets may be substantially limited by the restrictions on Foreign Institutional Investors (“FIIs”). Only registered FIIs and non-Indian mutual funds that comply with certain statutory conditions may make direct portfolio investments in exchange-traded Indian securities. JPMIM is a registered FII and the inclusion of the India Fund in JPMIM’s registration was approved by the Securities and Exchange Board of India (“SEBI”). FIIs are required to observe certain investment restrictions which may limit the Fund’s ability to invest in issuers or to fully pursue its investment objective. Income, gains and initial capital with respect to such investments are freely repatriable, subject to payment of applicable Indian taxes.

India’s guidelines under which foreign investors, such as the India Fund, may invest in Indian securities are new and evolving. There can be no assurance that these investment control regimes will not change in a way that makes it more difficult or impossible for the Fund to implement its investment objective or repatriate its income, gains and initial capital from these countries. Similar risks and considerations will be applicable to the extent the Fund invests in other countries. Recently, certain policies have served to restrict foreign investment, and such policies may have the effect of reducing demand for such investments.

JFIMI will take into account the effects on returns of local taxation for the India Fund. India may require withholding on dividends paid on portfolio securities and on realized capital gains. In the past, these taxes have sometimes been substantial. There can be no assurance that restrictions on repatriation of a Fund’s income, gains or initial capital from India will not occur.

A high proportion of the shares of many issuers in India may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. In addition, further issuances, or the perception that such issuances may occur, of securities by Indian issuers in which a Fund has invested could dilute the earnings per share of the Fund’s investment and could adversely affect the market price of such securities. Sales of securities by such issuer’s major shareholders, or the perception that such sales may occur, may also significantly and adversely affect the market price of such securities and, in turn, the Fund’s investment. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by a Fund in particular securities. Similarly, volume and liquidity in the bond markets in India are less than in the United States and, at times, price volatility can be greater than in the United States. The limited liquidity of securities markets in India may also affect a Fund’s ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, India’s securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

India’s stock market is undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industry in India is comparatively underdeveloped. Stockbrokers and other intermediaries in India may not perform as well as their counterparts in the United States and other more developed securities markets.

Political and economic structures in India are undergoing significant evolution and rapid development, and may lack the social, political and economic stability characteristic of the United States. The risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of investments in India and the availability of additional investments. The laws in India relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain or enforce a judgment in the courts in India than it is in the United States. Monsoons and natural disasters also can affect the value of investments.

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Religious and border disputes persist in India. Moreover, India has from time to time experienced civil unrest and hostilities with neighboring countries such as Pakistan. The Indian government has confronted separatist movements in several Indian states. The longstanding dispute with Pakistan over the bordering Indian state of Jammu and Kashmir, a majority of whose population is Muslim, remains unresolved. If the Indian government is unable to control the violence and disruption associated with these tensions, the results could destabilize the economy and consequently, adversely affect the Fund’s investments.

A Fund may use P-notes. Indian-based brokerages may buy Indian-based securities and then issue P-notes to foreign investors. Any dividends or capital gains collected from the underlying securities may be remitted to the foreign investors. However, unlike ADRs, notes are subject to credit risk based on the uncertainty of the counterparty’s (i.e., the Indian-based brokerage’s) ability to meet its obligations.

Investments in Latin America

As an emerging market, Latin America has long suffered from political, economic, and social instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. However, much has changed in the past decade. Democracy is beginning to become well established in some countries. A move to a more mature and accountable political environment is well under way. Domestic economies have been deregulated, privatization of state-owned companies is almost completed and foreign trade restrictions have been relaxed. Nonetheless, to the extent that events such as those listed above continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region. Investors in the region continue to face a number of potential risks. Governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. Governmental actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect the companies in which the Latin America Fund invests and, therefore, the value of Fund shares.

Certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the Mexican peso lost more than one-third of its value relative to the U.S. dollar. In 1999, the Brazilian real lost 30% of its value against the U.S. dollar. Certain Latin American countries may impose restrictions on the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for certain Funds to engage in foreign currency transactions designed to protect the value of the Funds’ interests in securities denominated in such currencies.

Almost all of the region’s economies have become highly dependent upon foreign credit and loans from external sources to fuel their state-sponsored economic plans. Government profligacy and ill-conceived plans for modernization have exhausted these resources with little benefit accruing to the economy and most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayment, which could negatively affect the stock market. Latin American economies that depend on foreign credit and loans could fall into recession because of tighter international credit supplies due to the current global economic crisis.

Substantial limitations may exist in certain countries with respect to a Fund’s ability to repatriate investment income, capital or the proceeds of sales of securities. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

Certain Latin American countries have entered into regional trade agreements that are designed to, among other things, reduce barriers between countries, increase competition among companies and reduce government subsidies in certain industries. No assurance can be given that these changes will be successful in the long term, or that these changes will result in the economic stability intended. There is a possibility that these trade arrangements will not be fully implemented, or will be partially or completely unwound. It is also possible that a significant participant could choose to abandon a trade agreement, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants’ national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the Latin American markets, an

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undermining of Latin American economic stability, the collapse or slowdown of the drive towards Latin American economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of such trade agreements. Such developments could have an adverse impact on a Fund’s investments in Latin America generally or in specific countries participating in such trade agreements.

Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Investments in Russia

Investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the U.S. and most other developed countries.

Over the past century, Russia has experienced political, social and economic turbulence and has endured decades of communist rule under which the property of tens of millions of its citizens was collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia’s government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country’s economic reform initiatives have floundered as the proceeds of International Monetary Fund and other economic assistance have been squandered or stolen. In this environment, there is always the risk that the nation’s government will abandon the current program of economic reform and replace it with radically different political and economic policies that would be detrimental to the interests of foreign investors. This could entail a return to a centrally planned economy and nationalization of private enterprises similar to what existed in the Soviet Union.

Many of Russia’s businesses have failed to mobilize the available factors of production because the country’s privatization program virtually ensured the predominance of the old management teams that are largely non-market-oriented in their management approach. Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, there is the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive, and/or exorbitant taxation, or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws.

Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, because of less stringent auditing and financial reporting standards that apply to U.S. companies, there is little solid corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies. Stocks of Russian companies also may experience greater price volatility than stocks of U.S. companies.

Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company’s share register and is normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for a Fund to lose ownership of its securities through fraud, negligence, or even mere oversight. While the Funds will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive a Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a Fund to incur losses due to a counterparty’s

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failure to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons. A Fund also may experience difficulty in obtaining and/or enforcing judgments in Russia.

The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products.

Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In a surprise move in August 1998, Russia devalued the ruble, defaulted on short-term domestic bonds, and imposed a moratorium on the repayment of its international debt and the restructuring of the repayment terms. These actions have negatively affected Russian borrowers’ ability to access international capital markets and have had a damaging impact on the Russian economy. In light of these and other government actions, foreign investors face the possibility of further devaluations. In addition, there is a risk that the government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls would prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital. The current economic turmoil in Russia and the effects on the current global economic crisis on the Russian economy may cause flight from the Russian ruble into U.S. dollars and other currencies, which could force the Russian central bank to spend reserves to maintain the value of the ruble. If the Russian central bank falters in its defense of the ruble, there could be additional pressure on Russia’s banks and its currency.

Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

RISK MANAGEMENT

Each Fund may employ non-hedging risk management techniques. Risk management strategies are used to keep the Funds fully invested and to reduce the transaction costs associated with cash flows into and out of a Fund. The Funds use a wide variety of instruments and strategies for risk management and the examples below are not meant to be exhaustive.

Examples of risk management strategies include synthetically altering the duration of a portfolio or the mix of securities in a portfolio. For example, if the Adviser wishes to extend maturities in a fixed income portfolio in order to take advantage of an anticipated decline in interest rates, but does not wish to purchase the underlying long-term securities, it might cause a Fund to purchase futures contracts on long term debt securities. Likewise, if the Adviser wishes to gain exposure to an instrument but does not wish to purchase the instrument it may use swaps and related instruments. Similarly, if the Adviser wishes to decrease exposure to fixed income securities or purchase equities, it could cause the Fund to sell futures contracts on debt securities and purchase futures contracts on a stock index. Such non-hedging risk management techniques involve leverage, and thus, present, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.

SPECIAL FACTORS AFFECTING CERTAIN FUNDS

In addition to the investment strategies and policies described above, certain Funds may employ other investment strategies and policies, or similar strategies and policies to a greater extent, and, therefore, may be subject to additional risks or similar risks to a greater extent. For instance, certain Funds which invest in certain state specific securities may be subject to special considerations regarding such investments. For a description of such additional investment strategies and policies as well as corresponding risks for such Funds, see Part I of this SAI.

DIVERSIFICATION

Certain Funds are diversified funds and as such intend to meet the diversification requirements of the 1940 Act. Please refer to the Funds’ Prospectuses for information about whether a Fund is a diversified or non-diversified Fund. Current 1940 Act diversification requirements require that with respect to 75% of the assets of a Fund, the Fund may not invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of any one issuer, except cash or cash items, obligations of the U.S. government, its agencies and instrumentalities, and securities of other investment companies. As for the other 25% of a Fund’s assets not subject to the limitation described above, there is no limitation on investment of these assets under the

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1940 Act, so that all of such assets may be invested in securities of any one issuer. Investments not subject to the limitations described above could involve an increased risk to a Fund should an issuer be unable to make interest or principal payments or should the market value of such securities decline.

Each of the Money Market Funds intends to comply with the diversification requirements imposed by Rule 2a-7 of the 1940 Act.

Certain other Funds are registered as non-diversified investment companies. A Fund is considered “non-diversified” because a relatively high percentage of the Fund’s assets may be invested in the securities of a single issuer or a limited number of issuers, primarily within the same economic sector. A non-diversified Fund’s portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company.

Regardless of whether a Fund is diversified under the 1940 Act, all of the Funds will comply with the diversification requirements imposed by the Code for qualification as a regulated investment company. See “Distributions and Tax Matters.”

DISTRIBUTIONS AND TAX MATTERS

The following discussion is a brief summary of some of the important federal (and, where noted, state) income tax consequences affecting each Fund and its shareholders. There may be other tax considerations applicable to particular shareholders. Except as otherwise noted in a Fund’s Prospectus, the Funds are not intended for foreign shareholders. As a result, this section does not address in detail the tax consequences affecting any shareholder who, as to the U.S., is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership. This section is based on the Code, the regulations thereunder, published rulings and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis. The following tax discussion is very general; therefore, prospective investors are urged to consult their tax advisors about the impact an investment in a Fund may have on their own tax situations and the possible application of foreign, state and local law.

Each Fund generally will be treated as a separate entity for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Fund separately. Net long-term and short-term capital gain, net income and operating expenses therefore will be determined separately for each Fund.

Special tax rules apply to investments held through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of the Fund as an investment through such plans.

Qualification as a Regulated Investment Company

Each Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:

(a)	derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gain from the sale or other disposition of stock, securities, or foreign currencies, or other income (including, but not limited to, gain from options, swaps, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (“QPTPs”, defined below);

(b)	diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested (x) in the securities (other than cash or cash items, or securities issued by the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more QPTPs. In the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer for the purposes of meeting this diversification requirement; and

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(c)	distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, without regard to the deduction for dividends paid — generally, taxable ordinary income and any excess of net short-term capital gain over net long-term capital loss) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) interests in which are traded on an established securities markets or readily tradable on a secondary market as the substantial equivalents thereof, (y) that derives at least 90% of its income from passive income sources defined in Code section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described in (a)(i) above) will be treated as qualifying income. Although income from a QPTP is qualifying income, as discussed above, investments in QPTPs cannot exceed 25% of the Fund’s assets. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a QPTP.

Gains from foreign currencies (including foreign currency options, foreign currency swaps, foreign currency futures and foreign currency forward contracts) currently constitute qualifying income for purposes of the 90% test, described in paragraph (a) above. However, the Treasury Department has the authority to issue regulations (possibly with retroactive effect) excluding from the definition of “qualifying income” a fund’s foreign currency gains to the extent that such income is not directly related to the fund’s principal business of investing in stock or securities.

For purposes of paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a QPTP. A Fund’s investment in MLPs may qualify as an investment in (1) a QPTP, (2) a “regular” partnership, (3) a “passive foreign investment company” (a “PFIC”) or (4) a corporation for U.S. federal income tax purposes. The treatment of particular MLPs for U.S. federal income tax purposes will affect the extent to which a Fund can invest in MLPs. The U.S. federal income tax consequences of a Fund’s investments in “PFICs” and “regular” partnerships are discussed in greater detail below.

If a Fund qualifies for a taxable year as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, defined below). If a Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to taxation on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gain, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders and for treatment as qualified dividend income in the case of individual shareholders. In addition, the Fund could be required to recognize unrealized gain, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a regulated investment company that is accorded special tax treatment.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and may distribute its net capital gain (that is the excess of net long-term capital gain over net short-term capital loss). Investment company taxable income which is retained by a Fund will be subject to tax at regular corporate tax rates. A Fund might also retain for investment its net capital gain. If a Fund does retain such net capital gain, such gain will be subject to tax at regular corporate rates on the amount retained, but the Fund may designate the retained amount as undistributed capital gain in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their respective shares of the undistributed amount, and (ii) will be entitled to credit their respective shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend, its taxable income and its earnings and profits, a Fund may elect to treat part or all of any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) or late-year ordinary loss

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(generally, (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

Excise Tax on Regulated Investment Companies

If a Fund fails to distribute in a calendar year an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Funds intend to make distributions sufficient to avoid imposition of the 4% excise tax, although each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., the excise tax amount is deemed by a Fund to be de minimis). Certain derivative instruments give rise to ordinary income and loss. If a Fund has a taxable year that begins in one calendar year and ends in the next calendar year, the Fund will be required to make this excise tax distribution during its taxable year. There is a risk that a Fund could recognize income prior to making this excise tax distribution and could recognize losses after making this distribution. As a result, an excise tax distribution could constitute a return of capital (see discussion below).

Fund Distributions

The Funds anticipate distributing substantially all of their net investment income for each taxable year. Distributions are taxable to shareholders even if they are paid from income or gain earned by the Fund before a shareholder’s investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. A shareholder whose distributions are reinvested in shares will be treated as having received a dividend equal to the fair market value of the new shares issued.

Dividends and distributions on a Fund’s shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may represent economically a return of a particular shareholder’s investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either (i) unrealized, or (ii) realized but not distributed.

For federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Taxes on distributions of capital gain are determined by how long a Fund owned the investment that generated it, rather than how long a shareholder may have owned shares in the Fund. Distributions of net capital gain from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gain. Distributions of capital gain generally are made after applying any available capital loss carryovers. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to long-term capital gains is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. A distribution of gain from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions attributable to gain from the sale of MLPs that is characterized as ordinary income under the Code’s recapture provisions will be taxable as ordinary income.

Distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet certain holding-period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio, and the shareholder must meet certain holding-period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment interest for purposes of the limitation on deductibility of investment interest, or (iv) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the U.S. (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the U.S.) or (b) treated as a PFIC.

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In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a non-corporate taxable shareholder so long as the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. In any event, if the qualified dividend income received by each Fund during any taxable year is equal to or greater than 95% of its “gross income”, then 100% of the Fund’s dividends (other than dividends that are properly designated as Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

If a Fund receives dividends from an underlying fund, and the underlying fund designates such dividends as “qualified dividend income,” then the Fund may, in turn, designate a portion of its distributions as “qualified dividend income” as well, provided the Fund meets the holding-period and other requirements with respect to shares of the underlying fund.

Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any Capital Gain Dividends received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of such Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. The Funds will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

Dividends of net investment income received by corporate shareholders (other than shareholders that are S corporations) of a Fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Fund has held less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund or (2) by application of the Code. However, any distributions received by a Fund from REITs and PFICs will not qualify for the corporate dividends-received deduction.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares, but excluding any exempt interest dividends from a Fund) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Sale or Redemption of Shares

The sale, exchange, or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on (or undistributed capital gains credited with respect to) such shares. Additionally, any loss realized upon the sale or exchange of Fund shares with a tax

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holding period of six months or less may be disallowed to the extent of any distributions treated as exempt interest dividends with respect to such shares. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to long-term capital gains is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Depending on a shareholder’s percentage ownership in the Fund, a partial redemption of Fund shares could cause the shareholder to be treated as receiving a dividend, taxable as ordinary income in an amount equal to the full amount of the distribution, rather than capital gain income.

Fund Investments

Certain investments of the Funds, including transactions in options, swaptions, futures contracts, forward contracts, straddles, swaps, short sales, foreign currencies, inflation-linked securities and foreign securities, including for hedging purposes, will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules). In a given case, these rules may accelerate income to a Fund, defer losses to a Fund, cause adjustments in the holding periods of a Fund’s securities, convert long-term capital gain into short-term capital gain, convert short-term capital losses into long-term capital loss, or otherwise affect the character of a Fund’s income. These rules could therefore affect the amount, timing and character of distributions to shareholders and cause differences between a Fund’s book income and its taxable income. If a Fund’s book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to shareholders. The Funds will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of each Fund and its shareholders.

The Fund’s participation in loans of securities may affect the amount, timing, and character of distributions to shareholders. With respect to any security subject to a securities loan, any (i) amounts received by the Fund in place of dividends earned on the security during the period that such security was not directly held by the Fund will not give rise to qualified dividend income and (ii) withholding taxes accrued on dividends during the period that such security was not directly held by the Fund will not qualify as a foreign tax paid by the Fund and therefore cannot be passed through to shareholders even if the Fund meets the requirements described in “Foreign Taxes,” below.

Certain debt securities purchased by the Funds are sold at an original issue discount and thus do not make periodic cash interest payments. Similarly, zero-coupon bonds do not make periodic interest payments. Generally, the amount of the original issue discount is treated as interest income and is included in taxable income (and required to be distributed) over the term of the debt security even though payment of that amount is not received until a later time, usually when the debt security matures. In addition, payment-in-kind securities will give rise to income that is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year. Because each Fund distributes substantially all of its net investment income to its shareholders (including such imputed interest), a Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when the Adviser would not otherwise have chosen to sell such securities and may result in a taxable gain or loss. Some of the Funds may invest in inflation-linked debt securities. Any increase in the principal amount of an inflation-linked debt security will be original issue discount, which is taxable as ordinary income and is required to be distributed, even though the Fund will not receive the principal, including any increase thereto, until maturity. A Fund investing in such securities may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate any possible taxation at the Fund level.

A Fund may invest to a significant extent in debt obligations that are in the lowest rated categories (or are unrated), including debt obligations of issuers that are not currently paying interest or that are in default. Investments in debt obligations that are at risk of being in default (or are presently in default) present special tax issues for a Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and

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income. These and other related issues will be addressed by each Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income taxation or any excise tax.

Transactions of certain Funds in foreign currencies, foreign currency denominated debt securities and certain foreign currency options, future contracts and forward contracts (and similar instruments) may accelerate income recognition and result in ordinary income or loss to a Fund for federal income tax purposes which will be taxable to the shareholders as such when it is distributed to them.

Special tax considerations apply if a Fund invests in investment companies that are taxable as partnerships for federal income tax purposes. In general, the Fund will not recognize income earned by such an investment company until the close of the investment company’s taxable year. But the Fund will recognize such income as it is earned by the investment company for purposes of determining whether it is subject to the 4% excise tax. Therefore, if the Fund and such an investment company have different taxable years, the Fund may be compelled to make distributions in excess of the income recognized from such an investment company in order to avoid the imposition of the 4% excise tax. A Fund’s receipt of a non-liquidating cash distribution from an investment company taxable as a partnership generally will result in recognized gain (but not loss) only to the extent that the amount of the distribution exceeds the Fund’s adjusted basis in shares of such investment company before the distribution. A Fund that receives a liquidating cash distribution from an investment company taxable as a partnership will recognize capital gain or loss to the extent of the difference between the proceeds received by the Fund and the Fund’s adjusted tax basis in shares of such investment company; however, the Fund will recognize ordinary income, rather than capital gain, to the extent that the Fund’s allocable share of “unrealized receivables” (including any accrued but untaxed market discount) exceeds the shareholder’s share of the basis in those unrealized receivables.

Some amounts received by each Fund with respect to its investments in MLPs will likely be treated as a return of capital because of accelerated deductions available with respect to the activities of such MLPs. On the disposition of an investment in such an MLP, the Fund will likely realize taxable income in excess of economic gain with respect to that asset (or, if the Fund does not dispose of the MLP, the Fund likely will realize taxable income in excess of cash flow with respect to the MLP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its distribution requirements. The Fund may have to borrow or liquidate securities to satisfy its distribution requirements and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to sell securities or borrow money at such time.

Some of the Funds may invest in REITs. Such investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.

A Fund might invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”) or equity interests in taxable mortgage pools (“TMPS”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have not yet been issued (but may apply with retroactive effect) a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income taxation in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as each of the Funds, will generally be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC or TMP residual interest directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions) and (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income. In addition, because the Code provides that excess inclusion income is ineligible for treaty benefits, a regulated investment company must withhold tax on excess inclusions attributable to its foreign shareholders at a 30% rate of withholding, regardless of any treaty benefits for which a shareholder is otherwise eligible.

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Any investment in residual interests of a CMO that has elected to be treated as a REMIC can create complex tax problems, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders. Under current law, the Fund serves to block unrelated business taxable income (“UBTI”) from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder will recognize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in REMIC residual interests or TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or in TMPs. Under legislation enacted in December 2006, a CRT, as defined in section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the U.S., a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in a Fund.

If a Fund invests in PFICs, certain special tax consequences may apply. A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons. A Fund’s investments in certain PFICs could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company. This tax cannot be eliminated by making distributions to Fund shareholders. In addition, certain interest charges may be imposed on the Fund as a result of such distributions.

If a Fund is in a position to treat a PFIC as a “qualified electing fund” (“QEF”), the Fund will be required to include its share of the company’s income and net capital gain annually, regardless of whether it receives any distributions from the company. Alternately, a Fund may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gain and loss are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed by the Fund to avoid taxation. Making either of these elections, therefore, may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. A fund that invests indirectly in PFICs by virtue of the fund’s investment in other investment companies that qualify as “U.S. persons” within the meaning of the Code may not make such elections; rather, such underlying investment companies investing directly in the PFICs would decide whether to make such elections. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

The ability of a Fund to invest directly in commodities, and in certain commodity-related securities and other instruments, is subject to significant limitations in order to enable a Fund to maintain its status as a regulated investment company under the Code.

Investment in Other Funds

If a Fund invests in shares of other mutual funds, ETFs or other companies that are taxable as regulated investment companies, as well as certain investments in REITs (collectively, “underlying funds”), its distributable

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income and gains will normally consist, in part, of distributions from the underlying funds and gains and losses on the disposition of shares of the underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the Fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it disposes of shares of the underlying fund. Moreover, even when the Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the Fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gain realized by an underlying fund).

In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to a Fund’s sales of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by the Fund at a loss and the Fund acquires substantially identical shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the Fund’s hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

As a result of the foregoing rules, and certain other special rules, the amount of net investment income and net capital gain that each Fund will be required to distribute to shareholders may be greater than what such amounts would have been had the Fund directly invested in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the character of distributions from the Fund (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the underlying funds.

If a Fund received dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund designates such dividends as “qualified dividend income”, then the Fund is permitted in turn to designate a portion of its distributions as “qualified dividend income”, provided the Fund meets holding period and other requirements with respect to shares of the underlying fund.

Depending on a Fund’s percentage ownership in an underlying fund, both before and after a redemption, a redemption of shares of an underlying fund by a Fund may cause the Fund to be treated as receiving a Section 301 distribution taxable as a dividend to the extent of its allocable shares of earnings and profits, on the full amount of the distribution instead of receiving capital gain income on the shares of the underlying fund. Such a distribution may be treated as qualified dividend income and thus eligible to be taxed at the rates applicable to long-term capital gain. If qualified dividend income treatment is not available, the distribution may be taxed as ordinary income. This could cause shareholders of the Fund to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying funds directly.

For taxable years beginning on or before December 22, 2010, a Fund cannot pass through to shareholders foreign tax credits borne in respect of foreign securities income or exempt interest dividends in respect of tax-exempt obligations, in each case, earned by an underlying fund. For taxable years beginning after December 22, 2010, a Fund may elect to pass through to shareholders foreign tax credits from an underlying fund and exempt-interest dividends from an underlying fund, provided that at least 50% of the Fund’s total assets are invested in other regulated investment companies at the end of each quarter of the taxable year.

Backup Withholding

Each Fund generally is required to backup withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to, and the proceeds of share sales, exchanges, or redemptions made by, any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to backup withholding. The backup withholding rules may also apply to distributions that are properly designated as exempt-interest dividends. The backup withholding tax rate is 28%.

Foreign Shareholders

The Funds are not intended for foreign shareholders.

Distributions properly designated as Capital Gain Dividends and exempt-interest dividends generally will not be subject to withholding of federal income tax. However, exempt-interest dividends may be subject to backup withholding (as discussed above). In general, dividends other than Capital Gain Dividends and exempt-interest

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dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of a Fund beginning before January 1, 2014 (or a later date if extended by the U.S. Congress as discussed below), the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests (as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly designated by the Fund (“short-term capital gain dividends”). Depending on the circumstances, a Fund may make designations of interest-related and/or short-term capital gain dividends with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for these exemptions from withholding. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund makes a designation with respect to a payment. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts. Absent legislation extending these exemptions for taxable years beginning on or after January 1, 2014, these special withholding exemptions for interest-related and short-term capital gain dividends will expire and these dividends generally will be subject to withholding as described above.

A beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends or exempt-interest dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met or (iii) the shares constitute “U.S. real property interests” (“USRPIs”) or the Capital Gain Dividends are attributable to gains from the sale or exchange of USRPIs in accordance with the rules set forth below.

Special rules apply to distributions to foreign shareholders from a Fund that is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of the exceptions to the definition thereof described below. Additionally, special rules apply to the sale of shares in a Fund that is a USRPHC. Very generally, a USRPHC is a domestic corporation that holds U.S. real property interests (“USRPIs”) — USRPIs are defined as any interest in U.S. real property or any equity interest in a USRPHC — the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other assets. A Fund that holds (directly or indirectly) significant interests in REITs may be a USRPHC. The special rules discussed in the next paragraph will also apply to distributions from a Fund that would be a USRPHC absent exclusions from USRPI treatment for interests in domestically controlled REITs or regulated investment companies and not-greater-than-5% interests in publicly traded classes of stock in REITs or regulated investment companies.

In the case of a Fund that is a USRPHC or would be a USRPHC but for the exceptions from the definition of USRPI (described immediately above), distributions by the Fund that are attributable to (a) gains realized on the disposition of USRPIs by the Fund and (b) distributions received by the Fund from a lower-tier regulated investment company or REIT that the Fund is required to treat as USRPI gain in its hands will retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders. (However, absent legislation, after December 31, 2013, this “look-through” treatment for distributions by the Fund to foreign shareholders will apply only to such distributions that, in turn, are attributable to distributions received by the Fund from a lower-tier REIT and required to be treated as USRPI gain in the Fund’s hands.) If the foreign shareholder holds (or has held in the prior year) more than a 5% interest in the Fund, such distributions will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholders

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will be required to file a U.S. income tax return for the year in which the gain was recognized and the Fund will be required to withhold 35% of the amount of such distribution. In the case of all other foreign shareholders (i.e., those whose interest in the Fund did not exceed 5% at any time during the prior year), the USRPI distribution will be treated as ordinary income (regardless of any designation by the Fund that such distribution is a short-term capital gain dividend or a Capital Gain Dividend), and the Fund must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such foreign shareholder. Foreign shareholders of a Fund are also subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed above through the sale and repurchase of Fund shares.

In addition, with respect to open-end funds, a Fund that is a USRPHC must typically withhold 10% of the amount realized in a redemption by a greater-than-5% foreign shareholder, and that shareholder must file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. On or before December 31, 2013, no withholding is generally required with respect to amounts paid in redemption of shares of a Fund if the Fund is a domestically controlled USRPHC or, in certain limited cases, if the Fund (whether or not domestically controlled) holds substantial investments in regulated investment companies that are domestically controlled USRPHCs. Absent legislation extending this exemption from withholding beyond December 31, 2013, it will expire at that time and any previously exempt Fund will be required to withhold with respect to amounts paid in redemption of its shares as described above.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign investors in a Fund should consult their tax advisers in this regard.

If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above. Foreign shareholders in a Fund should consult their tax advisors with respect to the potential application of the above rules.

Effective January 1, 2014, a Fund will be required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2017) redemption proceeds made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to a Fund to enable the Fund to determine whether withholding is required.

Foreign Taxes

Certain Funds may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gain) received from sources within foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a Fund’s assets at year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code and the Treasury Regulations issued thereunder, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

If a Fund does not make the above election or if more than 50% of its assets at the end of the year do not consist of securities of foreign corporations, the Fund’s net income will be reduced by the foreign taxes paid or withheld. In such cases, shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes.

The foregoing is only a general description of the treatment of foreign source income or foreign taxes under the U.S. federal income tax laws. Because the availability of a credit or deduction depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisors.

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Exempt-Interest Dividends

Some of the Funds intend to qualify to pay exempt-interest dividends to their respective shareholders. In order to qualify to pay exempt-interest dividends, at least 50% of the value of a Fund’s total assets must consist of tax-exempt municipal bonds at the close of each quarter of the Fund’s taxable year. An exempt-interest dividend is that part of a dividend that is properly designated as an exempt-interest dividend and that consists of interest received by a Fund on such tax-exempt securities. Shareholders of Funds that pay exempt-interest dividends would not incur any regular federal income tax on the amount of exempt-interest dividends received by them from a Fund, but an investment in such a Fund may result in liability for federal and state alternative minimum taxation and may be subject to state and local taxes.

Interest on indebtedness incurred or continued by a shareholder, whether a corporation or an individual, to purchase or carry shares of a Fund is not deductible to the extent it relates to exempt-interest dividends received by the shareholder from that Fund. Any loss incurred on the sale or redemption of a Fund’s shares held for six months or less will be disallowed to the extent of exempt-interest dividends received with respect to such shares.

Interest on certain tax-exempt bonds that are private activity bonds within the meaning of the Code is treated as a tax preference item for purposes of the alternative minimum tax, and any such interest received by a Fund and distributed to shareholders will be so treated for purposes of any alternative minimum tax liability of shareholders to the extent of the dividend’s proportionate share of a Fund’s income consisting of such interest. All exempt-interest dividends are subject to the corporate alternative minimum tax.

The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. Shareholders that receive social security or railroad retirement benefits should consult their tax advisors to determine what effect, if any, an investment in a Fund may have on the federal taxation of their benefits.

From time to time legislation may be introduced or litigation may arise that would change the tax treatment of exempt-interest dividends. Such legislation or litigation may have the effect of raising the state or other taxes payable by shareholders on such dividends. Shareholders should consult their tax advisors for the current federal, state and local law on exempt-interest dividends.

State and Local Tax Matters

Depending on the residence of the shareholders for tax purposes, distributions may also be subject to state and local taxation. Rules of state and local taxation regarding qualified dividend income, ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules of U.S. federal income tax in many respects. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Funds.

Most states provide that a regulated investment company may pass through (without restriction) to its shareholders state and local income tax exemptions available to direct owners of certain types of U.S. government securities (such as U.S. Treasury obligations). Thus, for residents of these states, distributions derived from a Fund’s investment in certain types of U.S. government securities should be free from state and local income taxation to the extent that the interest income from such investments would have been exempt from state and local taxes if such securities had been held directly by the respective shareholders. Certain states, however, do not allow a regulated investment company to pass through to its shareholders the state and local income tax exemptions available to direct owners of certain types of U.S. government securities unless a Fund holds at least a required amount of U.S. government securities. Accordingly, for residents of these states, distributions derived from a Fund’s investment in certain types of U.S. government securities may not be entitled to the exemptions from state and local income taxes that would be available if the shareholders had purchased U.S. government securities directly. The exemption from state and local income taxes does not preclude states from asserting other taxes on the ownership of U.S. government securities. To the extent that a Fund invests to a substantial degree in U.S. government securities which are subject to favorable state and local tax treatment, shareholders of the Fund will be notified as to the extent to which distributions from the Fund are attributable to interest on such securities.

Tax Shelter Reporting Regulations

If a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted

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from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

General Considerations

The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of each of the Funds, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

TRUSTEES

The names of the Trustees of the Trusts, together with information regarding their year of birth, the year each Trustee became a Board member of the Trusts, the year each Trustee first became a Board member of any of the heritage J.P. Morgan Funds or heritage One Group Mutual Funds, principal occupations and other board memberships, including those in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”) or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act, are shown below. The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

Name (Year of Birth; Positions with the Funds since)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held During the Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985–present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974–present).	172	Director, Cardinal Health, Inc (CAH) (1994–present); Director, Greif, Inc. (GEF) (industrial package products and services) (2007–present).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Professor, City University of New York (effective July 1, 2013); Chancellor, City University of New York (1999–2013); President, Adelphi University (New York) (1998–1999).	172	Director, Bronx-Lebanon Hospital Center; Director, United Way of New York City (2002–present): Trustee, Museum of Jewish Heritage (2011–present).

Robert J. Higgins (1945); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003–2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971–2001).	172	None

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002–present).	172	Director, Center for Communication, Hearing and Deafness (1990–present).

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Name (Year of Birth; Positions with the Funds since)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held During the Past 5 Years

Mary E. Martinez (1960); Trustee of Trusts since 2013	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010–present); Managing Director, Bank of America (Asset Management) (2007–2008); Chief Operating Officer, U.S. Trust Asset Management; U.S. Trust Company (asset management) (2003–2007); President, Excelsior Funds (registered investment companies) (2004–2005).	172	Member, New York City Center Advisory Council (oversees public performing arts facilities) (2006–present)

Marilyn McCoy* (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985–present).	172	Trustee, Carleton College (2003–present).

Mitchell M. Merin (1953); Trustee of Trusts since 2013	Retired (2005–present); President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998–2005).	172	Director, Sun Life Financial (SLF) (2007–present) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002–2010)

William G. Morton, Jr. (1937); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001–2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985–2001).	172	Director, Radio Shack Corp. (1987–2008); Trustee, Stratton Mountain School (2001–present).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002–2010); President, Kenyon College (1995–2002).	172

Trustee, American University in Cairo (1999–present); Chairman, Dartmouth-Hitchcock Medical Center (2013–present), Trustee,

Dartmouth-Hitchcock Medical Center (2011–present); Trustee, American Schools of Oriental Research (2011–present); Trustee, Carleton College (2002–2010).

Marian U. Pardo** (1946); Trustee of Trusts effective February 1, 2013	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007–present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003–2006).	172	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006–present)

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Name (Year of Birth; Positions with the Funds since)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held During the Past 5 Years

Frederick W. Ruebeck (1939); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000–present); Advisor, JP Greene & Associates, LLC (broker-dealer) (2000–2009); Chief Investment Officer, Wabash College (2004–present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988–1999).	172	Trustee, Wabash College (1988–present); Chairman, Indianapolis Symphony Orchestra Foundation (1994–present).

James J. Schonbachler (1943); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968– 1998).	172	None

Interested Trustee Not Affiliated with the Adviser
Frankie D. Hughes*** (1952); Trustee of Trusts since 2008.	President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993–present).	172	Trustee, The Victory Portfolios (2000–2008).

(1)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eleven registered investment companies (172 funds), including JPMMFG which liquidated effective November 29, 2012, and is in the process of winding up its affairs.
*	Ms. McCoy has served as Vice President of Administration and Planning for Northwestern University since 1985. William M. Daley was the Head of Corporate Responsibility for JPMorgan Chase & Co. prior to January 2011 and served as a member of the Board of Trustees of Northwestern University from 2005 through 2010. JPMIM, the Funds’ investment adviser, is a wholly-owned subsidiary of JPMorgan Chase & Co. Five other members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.
**	In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.
***	Ms. Hughes is treated as an “interested person” based on the portfolio holdings of clients of Hughes Capital Management, Inc.

The Trustees serve for an indefinite term, subject to the Trusts’ current retirement policy, which is age 75 for all Trustees, except that the Board has determined Mr. Morton should continue to serve until December 31, 2014. The Board of Trustees decides upon general policies and is responsible for overseeing the business affairs of the Trusts.

Qualifications of Trustees

The Board’s Governance Committee is responsible for selection and nomination of persons for election or appointment as Trustees. Effective December 31, 2012, Fergus A. Reid, William J. Armstrong and Leonard Spalding retired from the Board. In order to fill the vacancies created by Messrs. Reid, Armstrong, and Spalding, the Governance Committee and the Board appointed Mary E. Martinez and Mitchell M. Merin to serve as Trustees effective January 1, 2013 and Marian U. Pardo to serve as Trustee effective February 1, 2013. Information regarding Mr. Merin’s, Ms. Martinez’s, and Ms. Pardo’s year of birth, principal occupations and other board memberships, including those in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act, is set forth above.

In concluding that Ms. Martinez, Mr. Merin, and Ms. Pardo should serve as Trustees of the Funds, the Governance Committee and Board evaluated Ms. Martinez, Mr. Merin, and Ms. Pardo both individually and in the context of their anticipated contribution to the Board’s overall effectiveness. The Governance Committee and the Board considered that Ms. Martinez, Mr. Merin and Ms. Pardo each has significant and relevant experience and knowledge concerning registered investment companies and asset management. The Governance Committee and the Board also considered the strong leadership skills, commitment, and integrity that Ms. Martinez, Mr. Merin and

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Ms. Pardo each possesses as well as their ability to work effectively and collaboratively with other members of the Board. In reaching its conclusion that Ms. Martinez, Mr. Merin, and Ms. Pardo should serve as Trustees of the Funds, the Board also considered the following additional specific qualifications:

Mary E. Martinez. The Governance Committee and the Board considered the breadth and depth of Ms. Martinez’s experience as a senior financial services executive with 25 years of experience in asset management, wealth management and private banking services. The Governance Committee and the Board noted Ms. Martinez’s qualifications with respect to registered investment companies and asset management products as a result of serving as president to other registered investment companies and as a chief operating officer of an asset management firm with responsibility for product development, management, infrastructure and operating oversight. The Governance Committee and the Board also considered Ms. Martinez’s potential contribution to the effectiveness of the Board given her experience with respect to: (1) diversified product offerings including fundamental, quantitative, traditional and alternative asset classes; (2) asset and portfolio management analytics; (3) risk management and governance; and (4) regulatory and financial reporting.

Mitchell M. Merin. The Governance Committee and the Board noted that Mr. Merin has been in the securities and asset management business for over 25 years and has served as both a board member and president of other registered investment companies. The Governance Committee and the Board also considered that Mr. Merin has held leadership positions within the investment company industry including serving as a member of the Executive Committee of the Board of Governors of the Investment Company Institute and the Chair of the Fixed Income Securities and Investment Company Committees of NASDR. The Governance Committee and the Board also considered Mr. Merin’s potential contribution to the effectiveness of the Board given his experience with respect to: (1) taxable fixed income products and derivatives; (2) investment oversight; and (3) board governance of registered investment companies and other public companies.

Marian U. Pardo. The Governance Committee and the Board noted that Ms. Pardo has been in the financial services industry since 1968, with experience in banking, lending, and investment management and served as a portfolio manager for equity funds across the capitalization spectrum including, prior to 2002, small cap US equity funds advised by JPMIM. The Governance Committee and the Board also considered Ms. Pardo’s potential contribution to the effectiveness of the Board given her experience with respect to: (1) portfolio management, (2) the Funds’ investment advisory business, and (3) banking and investment management.

With respect to the Trustees who were members of the Board prior to December 31, 2012, the Governance Committee and Board have evaluated each Trustee both individually and in the broader context of the Board’s overall effectiveness. The following is a description of the factors considered by the Governance Committee and the Board in concluding that each Trustee should serve as Trustee of the Funds.

The Governance Committee and the Board considered the commitment that each Trustee has demonstrated in serving on the Board including the significant time each Trustee has devoted to preparing for meetings and the active engagement and participation of each Trustee at Board meetings. The Governance Committee and the Board also considered the character of each Trustee and their commitment to executing his or her duties as a trustee with diligence, honesty and integrity. The Governance Committee and the Board also considered the contributions that each Trustee has made to the Board in terms of experience, leadership, independence and the ability to work well with other Board members.

The Governance Committee and the Board noted the additional experience that each of the Trustees has gained with respect to registered investment companies as a result of his or her service on the Board. The Funds overseen by the Board represent almost every asset class, including: (1) fixed income funds including traditional bond funds, municipal bond funds, high yield funds, government funds and emerging market debt funds; (2) money market funds; (3) international, emerging market and country/region funds; (4) equity funds including small, mid and large capitalization funds and value and growth funds; (5) index funds; (6) funds of funds, including target date funds; and (7) specialty funds including market neutral funds, long/short funds and funds that invest in real estate securities and commodity-related securities and derivatives. The Governance Committee and the Board also considered the experience that each Trustee had with respect to reviewing agreements with the Funds’ service providers including the Advisers, custodian, fund accountant and securities lending agents.

The Governance Committee and the Board also considered the experience and contribution of each Trustee in the context of the Board’s leadership and committee structure. The Board has four committees: the Investments Committee, the Audit and Valuation Committee, the Compliance Committee and the Governance Committee. See “Leadership Structure and Oversight” and “Standing Committees.” The Investments Committee has three

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sub-committees: an Equity Sub-Committee, a Money Market and Alternative Products Sub-Committee and a Fixed Income Sub-Committee. Different members of the Investments Committee serve on the sub-committee with respect to each asset type thereby allowing the Board to effectively evaluate information for each of the Funds in the complex in a focused, disciplined manner.

The Governance Committee also considered the operational efficiencies achieved by having a single Board for all of the registered investment companies overseen by the Advisers and their affiliates as well as the extensive experience of certain Trustees in serving on Boards for registered investment companies advised by subsidiaries or affiliates of Bank One Corporation or JPMorgan Chase & Co. (known respectively as “heritage J.P. Morgan Funds” or “heritage One Group Mutual Funds”).

In reaching its conclusion that each Trustee should serve as a Trustee of the Funds, the Board also considered the experience as set forth above and the following additional specific qualifications, contributions and experience of each of the following Trustees:

John F. Finn. Mr. Finn has served on the J.P. Morgan Funds Board since 2005 and was a member of the heritage One Group Mutual Funds Board since 1998. Until February 12, 2013, Mr. Finn served on the Audit and Valuation Committee. As a member of the Audit and Valuation Committee, Mr. Finn has participated in the appointment of the Funds’ independent accountants, the oversight of the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies, assisting the Board in its oversight of the valuation of the Funds’ securities by the Advisers, overseeing the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds, and acting as a liaison between the Funds’ independent registered public accounting firm and the full Board. Mr. Finn also serves on the Equity Sub-Committee and the Governance Committee.

Dr. Matthew Goldstein. Dr. Goldstein has served as the Chairman of the Board since January 2013 and on the J.P. Morgan Funds Board since 2005. Dr. Goldstein was a member of the heritage J.P. Morgan Funds Board since 2003. Dr. Goldstein serves as the Chairman of the Governance Committee. As a member of the Governance Committee, he has participated in the selection and nomination of persons for election or appointment as Trustees, periodic review of the compensation payable to the Trustees, review and evaluation of the functioning of the Board and its committees, oversight of any ongoing litigation affecting the J.P. Morgan Funds, the Advisers or the non-interested Trustees, oversight of regulatory issues or deficiencies affecting the Funds, oversight of the Funds’ risk management processes and oversight and review of matters with respect to service providers to the Funds. Dr. Goldstein previously served as the Chairman of the Money Market and Alternative Products Sub-Committee.

Robert J. Higgins. Mr. Higgins has served on the J.P. Morgan Funds Board since 2005 and was a member of the heritage J.P. Morgan Funds Board since 2002. Until February 6, 2013, Mr. Higgins served on the Audit and Valuation Committee. As a member of the Audit and Valuation Committee, Mr. Higgins has participated in the appointment of the Fund’s independent accountants, the oversight of the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies, assisting the Board in its oversight of the valuation of the Funds’ securities by the Advisers, overseeing the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds and acting as a liaison between the Funds’ independent registered public accounting firm and the full Board. Mr. Higgins also serves as Chairman of the Equity Sub-Committee and is a member of the Compliance Committee.

Frankie D. Hughes. Ms. Hughes has served on the Board since 2008. Until February 6, 2013, Ms. Hughes was a member of the Fixed Income Sub-Committee. Ms. Hughes is also a member of the Compliance Committee. As a member of the Compliance Committee, she has participated in the oversight of the Funds’ compliance with legal and regulatory and contractual requirements and compliance policies and procedures. Ms. Hughes also serves as a member of the Money Market and Alternative Products Sub-Committee.

Peter C. Marshall. Mr. Marshall has served on the J.P. Morgan Funds Board since 2005 and is currently Vice Chairman. Mr. Marshall was also the Chairman of the heritage One Group Mutual Funds Board, serving as a member of such Board since 1985. Mr. Marshall was also an Audit Committee Financial Expert for the heritage One Group Mutual Funds. Mr. Marshall serves as a member of the Governance Committee. As a member of the Governance Committee, he has participated in the selection and nomination of persons for election or appointment as Trustees, periodic review of the compensation payable to the Trustees, review and evaluation of the functioning of the Board and its committees, oversight of any ongoing litigation affecting the Funds, the Advisers or the non-interested Trustees, oversight of regulatory issues or deficiencies affecting the Funds, oversight of the Funds’ risk management processes and oversight and review of matters with respect to service providers to the Funds. Mr. Marshall also serves as a member of the Money Market and Alternative Products Sub-Committee.

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Marilyn McCoy. Ms. McCoy has served on the J.P. Morgan Funds Board since 2005 and was a member of the heritage One Group Mutual Funds Board since 1999. Ms. McCoy is the Chairman of the Compliance Committee. As a member of the Compliance Committee, she has participated in the oversight of Funds’ compliance with legal and regulatory and contractual requirements and compliance policies and procedures. Ms. McCoy also serves as a member of the Equity Sub-Committee.

William G. Morton, Jr. Mr. Morton has served on the Board since 2005 and was a member of the heritage J.P. Morgan Funds Board since 2003. Mr. Morton also serves as a member of the Governance Committee. As a member of the Governance Committee, he has participated in the selection and nomination of persons for election or appointment as Trustees, periodic review of the compensation payable to the Trustees, review and evaluation of the functioning of the Board and its committees, oversight of any ongoing litigation affecting the Funds, the Advisers or the non-interested Trustees, oversight of regulatory issues or deficiencies affecting the Funds, oversight of the Funds’ risk management processes and oversight and review of matters with respect to service providers to the Funds. Mr. Morton also serves on the Equity Sub-Committee.

Dr. Robert A. Oden, Jr. Dr. Oden has served on the J.P. Morgan Funds Board since 2005 and was a member of the heritage One Group Mutual Funds Board since 1997. Dr. Oden is a member of the Fixed Income Sub-Committee. Dr. Oden was also a member of the Compliance Committee. As a member of the Compliance Committee, he has participated in the oversight of the Funds’ and the J.P. Morgan Funds’ compliance with legal and regulatory and contractual requirements and compliance policies and procedures. Dr. Oden is also a member of the Governance Committee.

Frederick W. Ruebeck. Mr. Ruebeck has served on the Board since 2005 and was a member of the heritage One Group Mutual Funds Board since 1994. Mr. Ruebeck is the Chairman of the Fixed Income Sub-Committee. Mr. Ruebeck also serves on the Audit and Valuation Committee. As a member of the Audit and Valuation Committee, Mr. Ruebeck has participated in the appointment of the Funds’ independent accountants, the oversight of the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies, assisting the Board in its oversight of the valuation of the Funds’ securities by the Advisers, overseeing the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds, and acting as a liaison between the Funds’ independent registered public accounting firm and the full Board.

James J. Schonbachler. Mr. Schonbachler has served on the J.P. Morgan Funds Board since 2005 and was a member of the heritage J.P. Morgan Funds Board since 2001. Mr. Schonbachler is a member of the Fixed Income Sub-Committee. The Fixed Income Sub-Committee is responsible for fixed income funds. Mr. Schonbachler serves as Chairman of the Audit and Valuation Committee. In connection with his duties to the Audit and Valuation Committee, Mr. Schonbachler has participated in the appointment of the Funds’ independent accountants, the oversight of the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies, assisting the Board in its oversight of the valuation of the Funds’ securities by the Advisers, overseeing the quality and objectivity of the Funds’ independent audit and the financial statements, and acting as a liaison between the Funds’ independent registered public accounting firm and the full Board.

Board Leadership Structure and Oversight

The Board has structured itself in a manner that allows it to effectively perform its oversight function. The Chairman of the Board is an independent Trustee, which allows him to carry out his leadership duties as Chairman with objectivity.

The Board has adopted a committee structure that allows it to effectively perform its oversight function for all of the Funds in the complex. As described under “Qualifications of Trustees” and “Standing Committees,” the Board has four committees: the Investments Committee, the Audit and Valuation Committee, the Compliance Committee and the Governance Committee. The Investments Committee has three sub-committees: an Equity Sub-Committee, a Money Market and Alternative Products Sub-Committee, and a Fixed Income Sub-Committee. The Board has determined that the leadership and committee structure is appropriate for the Funds and allows the Board to effectively and efficiently evaluate issues that impact the J.P. Morgan Funds as a whole as well as issues that are unique to each Fund.

The Board and the Committees take an active role in risk oversight including the risks associated with registered investment companies including investment risk, compliance and valuation. The Governance Committee oversees and reports to the Board on the risk management processes for the Funds. In addition, in connection with its oversight, the Board receives regular reports from the Chief Compliance Officer (“CCO”), the Advisers, the

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Administrator, and the internal audit department of JPMorgan Chase & Co. The Board also receives periodic reports from the Chief Risk Officer of J.P. Morgan Asset Management1 (“JPMAM”) including reports concerning operational controls that are designed to address market risk, credit risk, and liquidity risk among others. The Board also receives regular reports from personnel responsible for JPMAM’s business resiliency and disaster recovery.

In addition, the Board and its Committees work on an ongoing basis in fulfilling the oversight function. At each quarterly meeting, each Investment Sub-Committee meets with representatives of the Advisers as well as an independent consultant to review and evaluate the ongoing performance of the Funds. Each Investment Sub-Committee reports these reviews to the full Board. The Audit and Valuation Committee is responsible for oversight of the performance of the Fund’s audit, accounting and financial reporting policies, practices and internal controls and valuation policies, assisting the Board in its oversight of the valuation of the Funds’ securities by the Advisers, overseeing the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds, and acting as a liaison between the Funds’ independent registered public accounting firm and the full Board. The Compliance Committee is responsible for oversight of the Funds’ compliance with legal, regulatory and contractual requirements and compliance with policy and procedures. The Governance Committee is responsible for, among other things, oversight of matters relating to the Funds’ corporate governance obligations and risk management processes, Fund service providers and litigation. At each quarterly meeting, each of the Governance Committee, the Audit and Valuation Committee and the Compliance Committee report their committee proceedings to the full Board. This Committee structure allows the Board to efficiently evaluate a large amount of material and effectively fulfill its oversight function. Annually, the Board considers the efficiency of this committee structure.

Additional information about each of the Committees is included below in “Standing Committees.”

Standing Committees

The Board of Trustees has four standing committees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee, and the Investments Committee. The members of each Committee are set forth below:

Name of Committee	Members	Committee Chair
Audit and Valuation Committee	Mr. Schonbachler Ms. Martinez Mr. Merin Mr. Ruebeck	Mr. Schonbachler

Compliance Committee	Ms. McCoy Mr. Higgins Ms. Hughes Ms. Pardo	Ms. McCoy
Governance Committee	Dr. Goldstein Mr. Finn Mr. Marshall Mr. Morton Dr. Oden	Dr. Goldstein

Investments Committee
• Fixed Income Sub-Committee	Mr. Ruebeck Ms. Martinez Dr. Oden Mr. Schonbachler	Mr. Ruebeck

• Equity Sub-Committee	Mr. Higgins Mr. Finn Ms. McCoy Mr. Morton	Mr. Higgins
• Money Market Funds and Alternative Products	Mr. Merin Ms. Hughes Mr. Marshall Ms. Pardo	Mr. Merin

[1]

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

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Audit and Valuation Committee. The purposes of the Audit and Valuation Committee are to: (i) appoint and determine compensation of the Funds’ independent accountants; (ii) evaluate the independence of the Funds’ independent accountants; (iii) oversee the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies; (iv) approve non-audit services, as required by the statutes and regulations administered by the SEC, including the 1940 Act and the Sarbanes-Oxley Act of 2002; (v) assist the Board in its oversight of the valuation of the Funds’ securities by the Adviser, as well as any sub-adviser; (vi) oversee the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds; and (vii) act as a liaison between the Funds’ independent registered public accounting firm and the full Board. The Audit and Valuation Committee has delegated valuation responsibilities to any member of the Committee to respond to inquiries on valuation matters and participate in fair valuation determinations when the Funds’ valuation procedures require Board action, but it is impracticable or impossible to hold a meeting of the entire Board. Prior to November 18, 2009, the Board delegated these valuation responsibilities to a Valuation Sub-Committee of the Audit Committee.

Compliance Committee. The primary purposes of the Compliance Committee are to (i) oversee the Funds’ compliance with legal and regulatory and contractual requirements and the Funds’ compliance policies and procedures; and (ii) consider the appointment, compensation and removal of the Funds’ Chief Compliance Officer.

Governance Committee. The members of the Governance Committee are each Independent Trustees of the J.P. Morgan Funds. The duties of the Governance Committee include, but are not limited to, (i) selection and nomination of persons for election or appointment as Trustees; (ii) periodic review of the compensation payable to the non-interested Trustees; (iii) establishment of non-interested Trustee expense policies; (iv) periodic review and evaluation of the functioning of the Board and its committees; (v) with respect to the JPMT II Funds, appointment and removal of the Funds’ Senior Officer, and approval of compensation for the Funds’ Senior Officer and retention and compensation of the Senior Officer’s staff and consultants; (vi) selection of independent legal counsel to the non-interested Trustees and legal counsel to the Funds; (vii) oversight of ongoing litigation affecting the Funds, the Adviser or the non-interested Trustees; (viii) oversight of regulatory issues or deficiencies affecting the Funds (except financial matters considered by the Audit Committee); (ix) oversight of the risk management processes for Funds; and (x) oversight and review of matters with respect to service providers to the Funds (except the Funds’ independent registered public accounting firm). When evaluating a person as a potential nominee to serve as an Independent Trustee, the Governance Committee may consider, among other factors, (i) whether or not the person is “independent” and whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee; (ii) whether or not the person is willing to serve, and willing and able to commit the time necessary for the performance of the duties of an Independent Trustee; (iii) the contribution that the person can make to the Board and the J.P. Morgan Funds, with consideration being given to the person’s business experience, education and such other factors as the Committee may consider relevant; (iv) the character and integrity of the person; (v) the desirable personality traits, including independence, leadership and the ability to work with the other members of the Board; and (vi) to the extent consistent with the 1940 Act, such recommendations from management as are deemed appropriate. The process of identifying nominees involves the consideration of candidates recommended by one or more of the following: current Independent Trustees, officers, shareholders and other sources that the Governance Committee deems appropriate. The Governance Committee will review nominees recommended to the Board by shareholders and will evaluate such nominees in the same manner as it evaluates nominees identified by the Governance Committee. Nominee recommendations may be submitted to the Secretary of the Trusts at each Trust’s principal business address.

Investments Committee. Each member of the Board, other than Dr. Goldstein serves on the Investments Committee. The Investments Committee has three sub-committees divided by asset type and different members of the Investments Committee serve on the sub-committee with respect to each asset type. The sub-committees are the Fixed Income Sub-Committee, the Equity Sub-Committee and the Money Market Funds and Alternative Products Sub-Committee. The function of the Investments Committee and its sub-committees is to assist the Board in the oversight of the investment management services provided by the Adviser to the Funds, as well as any sub-adviser to the Funds. The primary purpose of each sub-committee is to (i) assist the Board in its oversight of the investment management services provided by the Adviser to the Funds designated for review by each sub-committee; and (ii) review and make recommendations to the Investments Committee and/or the Board, concerning the approval of proposed new or continued advisory and distribution arrangements for the Funds or for new funds. The full Board may delegate to the Investments Committee from time to time the authority to make Board level decisions on an interim basis when it is impractical to convene a meeting of the full Board. Each of the sub-committees receives reports concerning investment management topics, concerns or exceptions with respect to particular Funds that the sub-committee is assigned to oversee, and work to facilitate the understanding by the Investments Committee and the Board of particular issues related to investment management of Funds reviewed by the sub-committee.

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For details of the number of times each of the four standing committees met during the most recent fiscal year, see “TRUSTEES — Standing Committees” in Part I of this SAI.

For details of the dollar range of equity securities owned by each Trustee in the Funds, see “TRUSTEES — Ownership of Securities” in Part I of this SAI.

Trustee Compensation

The Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the “Deferred Compensation Plan”) pursuant to which the Trustees are permitted to defer part or all of their compensation. Amounts deferred are deemed invested in shares of one or more series of JPMT I, JPMT II, Undiscovered Managers Funds, JPMFMFG, and JPMMFIT, as selected by the Trustee from time to time, to be used to measure the performance of a Trustee’s deferred compensation account. Amounts deferred under the Deferred Compensation Plan will be deemed to be invested in Select Class Shares of the identified funds, unless Select Class Shares are not available, in which case the amounts will be deemed to be invested in Class A Shares. A Trustee’s deferred compensation account will be paid at such times as elected by the Trustee, subject to certain mandatory payment provisions in the Deferred Compensation Plan (e.g., death of a Trustee). Deferral and payment elections under the Deferred Compensation Plan are subject to strict requirements for modification.

Each Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

For details of Trustee compensation paid by the Funds, including deferred compensation, see “TRUSTEES — Trustee Compensation” in Part I of this SAI.

OFFICERS

The Trusts’ executive officers (listed below) generally are employees of the Adviser or one of its affiliates. The officers conduct and supervise the business operations of the Trusts. The officers hold office until a successor has been elected and duly qualified. The Trusts have no employees. The names of the officers of the Funds, together with their year of birth, information regarding their positions held with the Trusts and principal occupations are shown below. The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years
Patricia A. Maleski (1960), President and Principal Executive Officer (2010)	Managing Director, J.P. Morgan Investment Management Inc. and Chief Administrative Officer, J.P. Morgan Funds and Institutional Pooled Vehicles since 2010; previously, Treasurer and Principal Financial Officer of the Trusts from 2008 to 2010; previously, Head of Funds Administration and Board Liaison, J.P. Morgan Funds prior to 2010. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.
Joy C. Dowd (1972), Treasurer and Principal Financial Officer (2010)	Assistant Treasurer of the Trusts from 2009 to 2010; Executive Director, JPMorgan Funds Management, Inc. from February 2011; Vice President, JPMorgan Funds Management, Inc. from December 2008 to February 2011; prior to joining JPMorgan Chase, Ms. Dowd worked in MetLife’s investments audit group from 2005 through 2008.
Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

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Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years
Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.
Kathryn A. Jackson (1962), AML Compliance Officer (2012)*

Vice President and AML Compliance Manager for JPMorgan Asset Management Compliance since 2011; Senior On-Boarding Specialist for JPMorgan Distribution Services, Inc. in Global Liquidity from 2008 to 2011; prior to joining JPMorgan, Ms. Jackson was a Financial Services Analyst responsible for on-boarding, compliance and training with Nationwide Securities LLC and 1717 Capital Management Company, both registered broker-dealers, from 2005 until 2008.

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.
Jessica K. Ditullio (1962), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.
John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011.
Carmine Lekstutis (1980), Assistant Secretary (2011)	Vice President and Assistant General Counsel, JPMorgan Chase since 2011; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.
Gregory S. Samuels (1980) Assistant Secretary (2010)	Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.
Pamela L. Woodley (1971), Assistant Secretary (2012)	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.
Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Executive Director, JPMorgan Funds Management, Inc. from July 2012; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.
Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.
Matthew J. Plastina (1970), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2010; prior to August 2010, Vice President and Controller, Legg Mason Global Asset Management.
Jeffery Reedy (1973), Assistant Treasurer (2011)**	Vice President, JPMorgan Funds Management, Inc. since February 2006.
Julie A. Roach (1971), Assistant Treasurer (2012)**	Vice President, JPMorgan Funds Management, Inc. from August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.
Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, JPMorgan Funds Management, Inc. from September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007–2009)
Timothy J. Stewart (1974), Assistant Treasurer (2012)***	Executive Director, JPMorgan Funds Management, Inc. from July 2012; Managing Director of Robeco Investment Management, Inc. (2011–2012); Chief Financial Officer (2008–2011) and Director of Operations (2003–2008), Robeco-Sage, a division of Robeco Investment Management, Inc.

*	The contact address for the officer is 500 Stanton Christiana Road, Ops 1, Floor 02, Newark, DE 19173-2107.
**	The contact address for the officer is 460 Polaris Parkway, Westerville, OH 43082.
***	Mr. Stewart is the Assistant Treasurer of JPMorgan Trust I only.

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For details of the percentage of shares of any class of each Fund owned by the officers and Trustees, as a group, see “SHARE OWNERSHIP — Trustees and Officers” in Part I of this SAI.

INVESTMENT ADVISERS AND SUB-ADVISERS

Pursuant to investment advisory agreements, JPMIM serves as investment adviser to the Funds, except for the U.S. Real Estate Fund and U.S. Core Real Estate Securities Fund. SCR&M serves as investment adviser for the U.S. Real Estate Fund pursuant to an agreement with JPMT II and for the U.S. Core Real Estate Securities Fund pursuant to an agreement with JPMT I. HCM serves as investment sub-adviser to the Highbridge Dynamic Commodities Strategy Fund and the Highbridge Statistical Market Neutral Fund pursuant to an investment sub-advisory agreement with JPMIM. JFIMI serves as sub-adviser to certain funds pursuant to an investment sub-advisory agreement with JPMIM.

The Trust’s Shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of JPMorgan Chase, any bank affiliate of JPMIM or any other bank, and are not insured by the FDIC or issued or guaranteed by the U.S. government or any of its agencies.

For details of the investment advisory fees paid under an applicable advisory agreement, see “INVESTMENT ADVISERS — Investment Advisory Fees” in Part I of the SAI for the respective Fund.

For details of the dollar range of shares of each Fund (excluding Money Market Funds) beneficially owned by the portfolio managers who serve on a team that manages such Fund, see “PORTFOLIO MANAGERS — Portfolio Managers’ Other Accounts Managed” in Part I of this SAI.

J.P. Morgan Investment Management Inc (“JPMIM”). JPMIM serves as investment adviser to certain Funds pursuant to the investment advisory agreements between JPMIM and certain of the Trusts (the “JPMIM Advisory Agreements”). Effective October 1, 2003, JPMIM became a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan Chase”). Prior to October 1, 2003, JPMIM was a wholly-owned subsidiary of JPMorgan Chase, a bank holding company organized under the laws of the State of Delaware which was formed from the merger of J.P. Morgan & Co. Incorporated with and into The Chase Manhattan Corporation.

JPMIM is a registered investment adviser under the Investment Advisers Act of 1940, as amended. JPMIM is located at 270 Park Avenue, New York, NY 10017.

Under the JPMIM Advisory Agreements, JPMIM provides investment advisory services to certain Funds, which include managing the purchase, retention and disposition of such Funds’ investments. JPMIM may delegate its responsibilities to a sub-adviser. Any subadvisory agreements must be approved by the applicable Trust’s Board of Trustees and the applicable Fund’s shareholders, as required by the 1940 Act.

Under separate agreements, JPMorgan Chase Bank, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) (“JPMFM”), and JPMDS provide certain custodial, fund accounting, recordkeeping and administrative services to the Trusts and the Funds and shareholder services for the Trusts. JPMDS is the shareholder servicing agent and the distributor for certain Funds. JPMorgan Chase Bank, JPMFM and JPMDS are each affiliates of JPMIM. See the “Custodian,” “Administrator,” “Shareholder Servicing” and “Distributor” sections.

Under the terms of the JPMIM Advisory Agreements, the investment advisory services JPMIM provides to certain Funds are not exclusive. JPMIM is free to and does render similar investment advisory services to others. JPMIM serves as investment adviser to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which JPMIM serves as trustee. The accounts which are managed or advised by JPMIM have varying investment objectives, and JPMIM invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of certain Funds. Such accounts are supervised by employees of JPMIM who may also be acting in similar capacities for the Funds. See “Portfolio Transactions.”

The Funds are managed by employees of JPMIM who, in acting for their customers, including the Funds, do not discuss their investment decisions with any personnel of JPMorgan Chase or any personnel of other divisions of JPMIM or with any of their affiliated persons, with the exception of certain other investment management affiliates of JPMorgan Chase which execute transactions on behalf of the Funds.

As compensation for the services rendered and related expenses, such as salaries of advisory personnel borne by JPMIM or a predecessor, under the JPMIM Advisory Agreements, the applicable Trusts, on behalf of the Funds, have agreed to pay JPMIM a fee, which is computed daily and may be paid monthly, equal to the annual rate of each Fund’s average daily net assets as described in the applicable Prospectuses.

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The JPMIM Advisory Agreements continue in effect for annual periods beyond October 31 of each year only if specifically approved thereafter annually in the same manner as the Distribution Agreement; except that for new funds, the initial approval will continue for up to two years, after which annual approvals are required. See the “Distributor” section. The JPMIM Advisory Agreements will terminate automatically if assigned and are terminable at any time without penalty by a vote of a majority of the Trustees, or by a vote of the holders of a majority of a Fund’s outstanding voting securities (as defined in the 1940 Act), on 60 days’ written notice to JPMIM and by JPMIM on 90 days’ written notice to the Trusts (60 days with respect to the International Equity Index Fund, Mid Cap Value Fund and Growth Advantage Fund). The continuation of the JPMIM Advisory Agreements was last approved by the Board of Trustees at its meeting in August 2011.

The JPMIM Advisory Agreements provide that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the respective investment advisory agreement, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder, or, with respect to all such Funds except the Mid Cap Value Fund, a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services.

Prior to January 1, 2010, JPMIA served as investment adviser to certain JPMT II Funds pursuant to the Amended and Restated Investment Advisory Agreement between JPMIA and JPMT II dated August 12, 2004 (the “JPMIA Advisory Agreement”). On July 1, 2004, Bank One Corporation, the former indirect corporate parent of JPMIA, merged into J.P. Morgan Chase & Co. (now officially known as JPMorgan Chase & Co.). On that date, JPMIA became an indirect, wholly-owned subsidiary of JPMorgan Chase. JPMIA is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Effective January 1, 2010 (the “Effective Date”), the investment advisory business of JPMIA was transferred to JPMIM and JPMIM became the investment adviser for the applicable Funds under the JPMIA Advisory Agreement. The appointment of JPMIM did not change the portfolio management team, the investment strategies, the investment advisory fees charged to the Funds or the terms of the JPMIA Advisory Agreement (other than the identity of the investment adviser). Shareholder approval was not required for the replacement of JPMIA by JPMIM.

Subject to the supervision of a Trust’s Board of Trustees, JPMIM provides or will cause to be provided a continuous investment program for certain Funds, including investment research and management with respect to all securities and investments and cash equivalents in those Funds. JPMIM may delegate its responsibilities to a sub-adviser. Any subadvisory agreements must be approved by the Trust’s Board of Trustees and the applicable Funds’ shareholders, as required by the 1940 Act.

The JPMIA Advisory Agreement continues in effect for annual periods beyond October 31 of each year, if such continuance is approved at least annually by the Trust’s Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined under “Additional Information” in this SAI), and a majority of the Trustees who are not parties to the respective investment advisory agreements or interested persons (as defined in the 1940 Act) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The continuation of the JPMIA Advisory Agreement was approved by the Trust’s Board of Trustees at its meeting held in August 2009.

The JPMIA Advisory Agreement may be terminated as to a particular Fund at any time on 60 days’ written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Fund’s Adviser as the case may be. The JPMIA Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

As compensation for the services rendered and related expenses, such as salaries of advisory personnel borne by JPMIM, under the JPMIA Advisory Agreement, the applicable Trusts, on behalf of the Funds, have agreed to pay JPMIM a fee, which is computed daily and may be paid monthly, equal to the annual rate of each Fund’s average daily net assets as described in the applicable Prospectuses.

The JPMIA Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the respective investment advisory agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

JPMorgan Chase Bank, JPMFM and JPMDS are each subsidiaries of JPMorgan Chase and affiliates of JPMIM. See the “Custodian,” “Administrator,” “Shareholder Servicing” and “Distributor” sections.

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Security Capital Research & Management Incorporated (“SCR&M”). Security Capital Research & Management Incorporated (“SCR&M”) serves as investment adviser to the U.S. Real Estate Fund pursuant to an agreement with JPMT II, on behalf of the U.S. Real Estate Fund (the “Real Estate Fund Investment Advisory Agreement”). SCR&M serves as investment adviser to the U.S. Core Real Estate Securities Fund pursuant to an agreement with JPMT I, on behalf of the U.S. Core Real Estate Securities Fund (the “Core Real Estate Securities Fund Investment Advisory Agreement”). SCR&M was formed in January 1995 to provide investment advisory services related to real estate assets to various clients, including the Predecessor U.S. Real Estate Fund. SCR&M is a direct, wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc.

SCR&M makes the investment decisions for the assets of the U.S. Real Estate Fund and U.S. Core Real Estate Securities Fund. SCR&M also reviews, supervises and administers each such Fund’s investment program, subject to the supervision of, and policies established by, the Trustees. SCR&M is located at 10 South Dearborn Street, Suite 1400, Chicago, IL 60603.

The Real Estate Fund Investment Advisory Agreement provides that it will continue in effect for successive twelve month periods beyond October 31 of each year if not terminated or approved at least annually by the Trust’s Board of Trustees. The Real Estate Fund Investment Advisory Agreement was initially approved by the Trust’s Board of Trustees at their quarterly meeting on September 30, 2004 and may be terminated as to the U.S. Real Estate Fund at any time on 60 days’ written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Fund’s Adviser. The Real Estate Fund Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act. The continuation of the Real Estate Fund Investment Advisory Agreement was approved by the Board of Trustees at its meeting in August 2009.

The Core Real Estate Securities Fund Investment Advisory Agreement provides that it will continue in effect for successive twelve month periods beyond October 31 of each year if not terminated or approved at least annually by the Trust’s Board of Trustees. The Core Real Estate Securities Fund Investment Advisory Agreement was initially approved by the Trust’s Board of Trustees at their quarterly meeting on May 17, 2011 and may be terminated as to the U.S. Core Real Estate Securities Fund at any time on 60 days’ written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Fund’s Adviser. The Core Real Estate Securities Fund Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Real Estate Fund Investment Advisory Agreement and Core Real Estate Securities Fund Investment Advisory Agreement provide that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the respective Trust in connection with the performance under the agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

JF International Management Inc. (“JFIMI”). JPMIM has entered into two investment sub-advisory agreements with JFIMI, one agreement with respect to the China Region Fund and India Fund and one with respect to the Asia Pacific Fund (the “JFIMI Sub-Advisory Agreements”) pursuant to which JFIMI serves as investment sub-adviser to such Funds. JFIMI is registered as a registered investment adviser under the Investment Advisers Act and the Hong Kong Securities and Futures Commission. JFIMI is a wholly-owned subsidiary of J.P. Morgan Asset Management (Asia) Inc., which is wholly-owned by JPMorgan Asset Management Holdings Inc. (“JPMAMH”). JFIMI is located at 21F, Charter House, 8 Connaught Road, Central Hong Kong.

JFIMI may, in its discretion, provide such services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser to a Fund under applicable laws and that are under the common control of JPMIM; provided that (i) all persons, when providing services under the JFIMI Sub-Advisory Agreements, are functioning as part of an organized group of persons, and (ii) such organized group of persons is managed at all times by authorized officers of JFIMI. This arrangement will not result in the payment of additional fees by a Fund.

Pursuant to the terms of the applicable JPMIM Advisory Agreement and the JFIMI Sub-Advisory Agreements, the Adviser and Sub-Adviser are permitted to render services to others. Each such agreement is terminable without penalty by the applicable Trusts, on behalf of the Funds, on not more than 60 days’, nor less than 30 days’, written notice when authorized either by a majority vote of a Fund’s shareholders or by a vote of a majority of the Boards of Trustees of the Trusts, or by JPMIM or JFIMI on not more than 60 days’, nor less than 30 days’, written notice, and

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will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The applicable JPMIM Advisory Agreement provides that JPMIM or JFIMI shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

As compensation for the services rendered and related expenses borne by JFIMI, under the applicable JFIMI Sub-Advisory Agreement, JPMIM has agreed to pay JFIMI a fee, which is computed daily and may be paid monthly, at the rate of 0.60% per annum on the average daily net asset value of the assets of the China Region Fund and the India Fund and at the rate of 0.40% per annum on the average daily net asset value of the assets of the Asia Pacific Fund.

The JFIMI Sub-Advisory Agreement applicable to the Asia Pacific Fund provides that it will continue in effect, if not terminated, from year to year, if such continuance is approved at least annually by the Trust’s Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined under “Additional Information” in this SAI), and a majority of the Trustees who are not parties to the respective investment advisory agreements or interested persons (as defined in the 1940 Act) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The continuation of the JFIMI Sub-Advisory Agreement applicable to the Asia Pacific Fund was approved by the Trust’s Board of Trustees at its meeting held in August 2011.

The JFIMI Sub-Advisory Agreement applicable to the China Region Fund and India Fund provides that it will continue in effect for an initial two-year period and thereafter, if not terminated, from year to year, if such continuance is approved at least annually by the Trust’s Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined under “Additional Information” in this SAI), and a majority of the Trustees who are not parties to the respective investment advisory agreements or interested persons (as defined in the 1940 Act) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The continuation of the JFIMI Sub-Advisory Agreement applicable to the China Region Fund and India Fund was approved by the Trust’s Board of Trustees at its meeting held in August 2009.

Each JFIMI Sub-Advisory Agreement provides that the Sub-Adviser shall not be liable for any error of judgment or for any loss suffered by the Trust in connection with the performance under the agreement, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Sub-Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

Highbridge Capital Management, LLC (“HCM”). HCM has been engaged by JPMIM to serve as investment sub-adviser to the Highbridge Dynamic Commodities Strategy Fund and the Highbridge Statistical Market Neutral Fund (the “HCM Sub-Advisory Agreement”). HCM is wholly owned by JPMorgan Asset Management Holdings Inc.

HCM is an international asset management firm specializing in non-traditional investment management strategies. HCM has approximately 300 employees, including approximately 100 investment professionals. The firm is based in New York, with offices in London and Hong Kong. HCM is located at 40 West 57th Street, New York, NY 10019.

HCM is paid monthly by JPMIM a fee equal to a percentage of the average daily net assets of the Highbridge Dynamic Commodities Strategy Fund and the Highbridge Statistical Market Neutral Fund. The aggregate annual rate of the fees payable by JPMIM to HCM is 0.75% of the Highbridge Dynamic Commodities Strategy Fund’s average daily net assets and 1.25% of the Highbridge Statistical Market Neutral Fund’s average daily net assets.

The HCM Sub-Advisory Agreement will continue in effect for a period of two years from the date of its execution, unless terminated sooner. It may be renewed from year to year thereafter, so long as continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. The HCM Sub-Advisory Agreement provides that it will terminate in the event of an “assignment” (as defined in the 1940 Act), and may be terminated without penalty at any time by either party upon 60 days written notice, or upon termination of the JPMIM Advisory Agreement. Under the terms of the HCM Sub-Advisory Agreement, HCM is not liable to JPMIM, the Highbridge Dynamic Commodities Strategy Fund or the Highbridge Statistical Market Neutral Fund, or their shareholders, for any error of judgment or mistake of law or for any losses sustained by JPMIM, the Highbridge Dynamic Commodities Strategy Fund or the Highbridge Statistical Market Neutral Fund or their shareholders, except in the case of HCM’s willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the HCM Sub-Advisory Agreement. The continuation of the HCM Sub-Advisory Agreement was approved by the Trust’s Board of Trustees at its meeting held in August 2011.

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J.P. Morgan Private Investments, Inc. (“JPMPI”). JPMPI has been engaged by JPMIM to serve as investment sub-adviser to the JPMorgan Access Balanced Fund and JPMorgan Access Growth Fund (the “JPMPI Sub-Advisory Agreement”). JPMPI is a wholly owned subsidiary of JPMorgan Chase & Co. JPMPI is located at 270 Park Avenue, New York, NY 10017.

JPMPI is paid monthly by JPMIM a fee equal to a percentage of the average daily net assets of the JPMorgan Access Balanced Fund and JPMorgan Access Growth Fund. The aggregate annual rate of the fees payable by JPMIM to JPMPI is 0.95% of the portion of each of the JPMorgan Access Balanced Fund’s and JPMorgan Access Growth Fund’s average daily net assets managed by JPMPI.

The JPMPI Sub-Advisory Agreement will continue in effect for a period of two years from the date of its execution, unless terminated sooner. It may be renewed from year to year thereafter, so long as continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.

The JPMPI Sub-Advisory Agreement provides that it will terminate in the event of an “assignment” (as defined in the 1940 Act), and may be terminated without penalty at any time by either party upon 60 days’ written notice, or upon termination of the JPMIM Advisory Agreement. Under the terms of the JPMPI Sub-Advisory Agreement, JPMPI is not liable to JPMIM, the JPMorgan Access Balanced Fund or the JPMorgan Access Growth Fund, or their shareholders, for any error of judgment or mistake of law or for any losses sustained by JPMIM, the JPMorgan Access Balanced Fund or the JPMorgan Access Growth Fund or their shareholders, except in the case of JPMPI’s willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the JPMPI Sub-Advisory Agreement.

POTENTIAL CONFLICTS OF INTEREST

The chart in Part I of this SAI (excluding the Money Market Funds) entitled “Portfolio Managers’ Other Accounts Managed” shows the number, type and market value as of a specified date of the accounts other than the Funds that are managed by the Funds’ portfolio managers. The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Funds (“Similar Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing the Advisers’ and its affiliates’ clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimizes the potential for conflicts of interest.

The Adviser and/or its affiliates may receive more compensation with respect to certain Similar Accounts than that received with respect to the Funds or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for the Adviser and its affiliates or the portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, the Adviser or its affiliates could be viewed as having a conflict of interest to the extent that the Adviser or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in the Adviser’s or its affiliates’ employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon the Adviser and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Adviser or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. The Adviser and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase the Adviser’s and its affiliates’ overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If the Adviser or its affiliates manage accounts that engage in short

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sales of securities of the type in which the Fund invests, the Adviser or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, the Adviser or its affiliates may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments the Adviser or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude a Fund from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the Fund’s objectives.

The Adviser and/or its affiliates serve as adviser to the Funds as well as certain Funds of Funds. The Funds of Funds may invest in shares of the Funds (other than the Funds of Funds). Because the Adviser and/or its affiliates is the adviser to the Funds and it or its affiliates is adviser to the Funds of Funds, it may be subject to certain potential conflicts of interest when allocating the assets of the Funds of Funds among the Funds. Purchases and redemptions of Fund shares by a Fund of Funds due to reallocations or rebalancings may result in a Fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a Fund’s transaction costs. Large redemptions by a Fund of Funds may cause a Fund’s expense ratio to increase due to a resulting smaller asset base. To the extent that the portfolio managers for the Funds of Funds also serve as portfolio managers for any of the Funds, the portfolio managers may have regular and continuous access to the holdings of such Funds. In addition, the portfolio managers of the Funds of Funds may have access to the holdings of some of the Funds as well as knowledge of and a potential impact on investment strategies and techniques of the Funds.

The goal of the Adviser and its affiliates is to meet their fiduciary obligation with respect to all clients. The Adviser and its affiliates have policies and procedures that seek to manage conflicts. The Adviser and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with the Advisers’ Codes of Ethics and JPMorgan Chase and Co.’s Code of Conduct. With respect to the allocation of investment opportunities, the Adviser and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with the Adviser’s and its affiliates’ duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, the Adviser and its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However, the Adviser and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of the Adviser or its affiliates so that fair and equitable allocation will occur over time.

Fees earned by HCM for managing certain accounts may vary, particularly because for certain accounts, HCM is paid based upon the performance results for those accounts. This could create a conflict of interest because the portfolio managers could have an incentive to favor certain accounts over others, resulting in other accounts outperforming the Fund. However, HCM believes that this risk is mitigated by the fact that investment decisions for each of the accounts advised by HCM are made through an automated system, and not by any one individual. Furthermore, for certain of these accounts, the automated system processes each account’s transactions independent of those for the other accounts. For its other accounts, HCM has implemented policies and procedures to ensure the fair and equitable execution of trade orders, including the use of independent trading functions.

Fees earned by JPMPI for managing certain accounts may vary, particularly because for multiple accounts, JPMPI is paid based upon the performance results for those accounts. In addition, some of the portfolio managers

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have personal investments in other accounts. This could create a conflict of interest because the portfolio managers could have an incentive to favor certain accounts over others, resulting in other accounts outperforming the Fund. JPMPI believes that such conflicts are mitigated in part because the Fund will be investing predominantly in mutual funds and structured notes, the prices of which are fixed at the close of the trading day for all investors. With respect to other securities, JPMPI utilizes JPMIM’s trading desk and systems in order to participate in JPMIM’s policies designed to achieve fair and equitable allocation of investment opportunities. JPMPI also has policies and procedures that seek to manage conflicts and monitors a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with its Code of Ethics and JPMC’s Code of Conduct.

For details of the dollar range of shares of each Fund (excluding the Money Market Funds) beneficially owned by the portfolio managers, see “PORTFOLIO MANAGERS — Ownership of Securities” in Part I of this SAI.

PORTFOLIO MANAGER COMPENSATION

Each Adviser’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by the Adviser or its affiliates. These elements reflect individual performance and the performance of the Adviser’s business as a whole.

Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the Funds’ pre-tax performance is compared to the appropriate market peer group and to each Fund’s benchmark index listed in the Fund’s prospectuses over one, three and five year periods (or such shorter time as the portfolio manager has managed the Fund). Investment performance is generally more heavily weighted to the long-term.

Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 40% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.

CODES OF ETHICS

The Trusts, the Advisers and JPMDS have each adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act (and pursuant to Rule 204A-1 under the Advisers Act with respect to the Advisers).

The Trusts’ code of ethics includes policies which require “access persons” (as defined in Rule 17j-1) to: (i) place the interest of Trust shareholders first; (ii) conduct personal securities transactions in a manner that avoids any actual or potential conflict of interest or any abuse of a position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of his or her position with the Trusts or a Fund. The Trusts’ code of ethics prohibits any access person from: (i) employing any device, scheme or artifice to defraud the Trusts or a Fund; (ii) making to the Trusts or a Fund any untrue statement of a material fact or omit to state to the Trusts or a Fund a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading; (iii) engaging in any act, practice, or course of business which operates or would operate as a fraud or deceit upon the Trusts or a Fund; or (iv) engaging in any manipulative practice with respect to the Trusts or a Fund. The Trusts’ code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by a Fund so long as such investment transactions are not in contravention of the above noted policies and prohibitions.

The code of ethics adopted by the Advisers requires that all employees must: (i) place the interest of the accounts which are managed by the Adviser first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee’s position of trust and responsibility; and (iii) refrain

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from taking inappropriate advantage of their position. Employees of each Adviser are also prohibited from certain mutual fund trading activity including excessive trading of shares of a mutual fund as described in the applicable Fund’s Prospectuses or SAI and effecting or facilitating a mutual fund transaction to engage in market timing. The Advisers’ code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by a Fund subject to certain restrictions. However, all employees are required to preclear securities trades (except for certain types of securities such as non-proprietary mutual fund shares and U.S. government securities). Each of the Adviser’s affiliated sub-advisers has also adopted the code of ethics described above.

JPMDS’s code of ethics requires that all employees of JPMDS must: (i) place the interest of the accounts which are managed by affiliates of JPMDS first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee’s position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their positions. Employees of JPMDS are also prohibited from certain mutual fund trading activity, including excessive trading of shares of a mutual fund as such term is defined in the applicable Fund’s Prospectuses or SAI, or effecting or facilitating a mutual fund transaction to engage in market timing. JPMDS’s code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the Funds subject to the policies and restrictions in such code of ethics.

PORTFOLIO TRANSACTIONS

Investment Decisions and Portfolio Transactions. Pursuant to the Advisory and sub-advisory Agreements, the Advisers determine, subject to the general supervision of the Board of Trustees of the Trusts and in accordance with each Fund’s investment objective and restrictions, which securities are to be purchased and sold by each such Fund and which brokers are to be eligible to execute its portfolio transactions. The Advisers operate independently in providing services to their respective clients. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, for example, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of the Adviser is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Brokerage and Research Services. On behalf of the Funds, a Fund’s Adviser places orders for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of a Fund unless otherwise prohibited. See “Investment Strategies and Policies.”

Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. Transactions on stock exchanges (other than foreign stock exchanges) involve the payment of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve payment of fixed brokerage commissions, which are generally higher than those in the U.S. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

In connection with portfolio transactions, the overriding objective is to obtain the best execution of purchase and sales orders. In making this determination, the Adviser considers a number of factors including, but not limited to: the price per unit of the security, the broker’s execution capabilities, the commissions charged, the broker’s reliability for prompt, accurate confirmations and on-time delivery of securities, the broker-dealer firm’s financial condition, the broker’s ability to provide access to public offerings, as well as the quality of research services provided. As permitted by Section 28(e) of the Securities Exchange Act, the Adviser may cause the Funds to pay a broker-dealer which provides brokerage and research services to the Adviser, or the Funds and/or other accounts for which the Adviser exercises investment discretion an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker-dealers would have charged for the transaction if the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the

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Adviser’s overall responsibilities to accounts over which it exercises investment discretion. Not all such services are useful or of value in advising the Funds. The Adviser reports to the Board of Trustees regarding overall commissions paid by the Funds and their reasonableness in relation to the benefits to the Funds. In accordance with Section 28(e) of the Securities Exchange Act and consistent with applicable SEC guidance and interpretation, the term “brokerage and research services” includes (i) advice as to the value of securities; (ii) the advisability of investing in, purchasing or selling securities; (iii) the availability of securities or of purchasers or sellers of securities; (iv) furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (v) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody) or required by rule or regulation in connection with such transactions.

Brokerage and research services received from such broker-dealers will be in addition to, and not in lieu of, the services required to be performed by an Adviser under the Advisory Agreement (or with respect to a Sub-Adviser, under the sub-advisory agreement). The fees that the Funds pay to the Adviser are not reduced as a consequence of the Adviser’s receipt of brokerage and research services. To the extent the Funds’ portfolio transactions are used to obtain such services, the brokerage commissions paid by the Funds may exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services generally would be useful and of value to the Adviser in serving one or more of its other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the Adviser in carrying out its obligations to the Funds. While such services are not expected to reduce the expenses of the Adviser, the Adviser would, through use of the services, avoid the additional expenses that would be incurred if it should attempt to develop comparable information through its own staff.

Subject to the overriding objective of obtaining the best execution of orders, the Adviser may allocate a portion of a Fund’s brokerage transactions to affiliates of the Adviser. Under the 1940 Act, persons affiliated with a Fund and persons who are affiliated with such persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. The SEC has granted exemptive orders permitting each Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable and tax exempt money market instruments (including commercial paper, banker acceptances and medium term notes) and repurchase agreements. The orders are subject to certain conditions. An affiliated person of a Fund may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions.

In addition, a Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which JPMorgan Chase Bank or an affiliate is a member or in a private placement in which JPMorgan Chase Bank or an affiliate serves as placement agent, except pursuant to procedures adopted by the Board of Trustees that either comply with rules adopted by the SEC or with interpretations of the SEC’s staff. Each Fund expects to purchase securities from underwriting syndicates of which certain affiliates of JPMorgan Chase act as a member or manager. Such purchases will be effected in accordance with the conditions set forth in Rule 10f-3 under the 1940 Act and related procedures adopted by the Trustees, including a majority of the Trustees who are not “interested persons” of a Fund. Among the conditions are that the issuer of any purchased securities will have been in operation for at least three years, that not more than 25% of the underwriting will be purchased by a Fund and all other accounts over which the same investment adviser has discretion, and that no shares will be purchased from JPMDS or any of its affiliates.

On those occasions when the Adviser deems the purchase or sale of a security to be in the best interests of a Fund as well as other customers, including other Funds, the Adviser, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to its customers, including the Funds. In some instances, the allocation procedure might not permit a Fund to participate in the benefits of the aggregated trade.

If a Fund that writes options effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by a Fund will be subject to limitations established by each of the exchanges governing the

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maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options that a Fund may write may be affected by options written by the Adviser for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Allocation of transactions, including their frequency, to various broker-dealers is determined by a Fund’s Adviser based on its best judgment and in a manner deemed fair and reasonable to Shareholders and consistent with the Adviser’s obligation to obtain the best execution of purchase and sales orders. In making this determination, the Adviser considers the same factors for the best execution of purchase and sales orders listed above. Accordingly, in selecting broker-dealers to execute a particular transaction, and in evaluating the best overall terms available, a Fund’s Adviser is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act) provided to the Funds and/or other accounts over which a Fund’s Adviser exercises investment discretion. A Fund’s Adviser may cause a Fund to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that a Fund’s Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of a Fund’s Adviser to the Funds. To the extent such services are permissible under the safe harbor requirements of Section 28(e) of the Securities Exchange Act and consistent with applicable SEC guidance and interpretation, such brokerage and research services might consist of advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, the availability of securities or purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts, market data, stock quotes, last sale prices, and trading volumes. Shareholders of the Funds should understand that the services provided by such brokers may be useful to a Fund’s Adviser in connection with its services to other clients and not all the services may be used by the Adviser in connection with the Fund.

Under the policy for JPMIM, “soft dollar” services refer to arrangements that fall within the safe harbor requirements of Section 28(e) of the Securities Exchange Act, as amended, which allow JPMIM to allocate client brokerage transactions to a broker-dealer in exchange for products or services that are research and brokerage-related and provide lawful and appropriate assistance in the performance of the investment decision-making process. These services include third party research, market data services, and proprietary broker-dealer research. The Funds receive proprietary research where broker-dealers typically incorporate the cost of such research into their commission structure. Many brokers do not assign a hard dollar value to the research they provide, but rather bundle the cost of such research into their commission structure. It is noted in this regard that some research that is available only under a bundled commission structure is particularly important to the investment process. However, the Funds, other than the U.S. Equity Funds and JPMorgan Market Neutral Fund, do not participate in soft dollar arrangements for market data services and third-party research.

The U.S. Equity Funds (except the JPMorgan Equity Index Fund and JPMorgan Market Expansion Enhanced Index Fund), JPMorgan Research Market Neutral Fund, JPMorgan Realty Income Fund, JPMorgan Research Equity Long/Short Fund, and JPMorgan Tax Aware Equity Fund participate in soft dollar arrangements whereby a broker-dealer provides market data services and third-party research in addition to proprietary research. In order to obtain such research, the Adviser may utilize a Client Commission Arrangement (“CCA”). CCAs are agreements between an investment adviser and executing broker whereby the investment adviser and the broker agree to allocate a portion of commissions to a pool of credits maintained by the broker that are used to pay for eligible brokerage and research services. The Adviser will only enter into and utilize CCAs to the extent permitted by Section 28(e) of the Securities Exchange Act. As required by interpretive guidance issued by the SEC, any CCAs entered into by the Adviser with respect to commissions generated by the U.S. Equity Funds will provide that: (1) the broker-dealer pay the research preparer directly; and (2) the broker-dealer take steps to assure itself that the client commissions that the Adviser directs it to use to pay for such services are only for eligible research under Section 28(e).

SCR&M does not enter into soft dollar arrangements whereby a broker pays for research services such as Bloomberg, Reuters or Factset. From time to time, SCR&M may receive or have access to research generally provided by a broker to the broker’s institutional clients that trade with the broker in the sector of the securities markets in which SCR&M is active, namely in the case of real estate securities. In addition, SCR&M may consider the value-added quality of proprietary broker research received from brokers in allocating trades to brokers subject always to the objective of obtaining best execution.

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Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by an Adviser. Any such other investment company or account may also invest in the same securities as the Trusts. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser of the given Fund believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. In making investment recommendations for the Trusts, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trusts is a customer of the Adviser or their parents or subsidiaries or affiliates and in dealing with its commercial customers, the Adviser and their respective parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trusts.

Under HCM’s policy, HCM has the power and authority to establish and maintain accounts on behalf of its clients with, and issue orders for the purchase or sale of securities for its clients directly to, a broker, dealer or other person, as well as to exercise or abstain from exercising any option, privilege or right held by its clients. In selecting a broker with respect to effecting any securities transaction on behalf of its clients, HCM may pay a broker a commission in excess of the amount another broker would have charged for effect in such transaction, so long as, in HCM’s good faith judgment, the amount of the commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of that particular transaction or HCM’s overall investment management business. HCM intends to comply with Section 28(e) of the Securities Exchange Act, under which HCM’s use of its clients’ commission dollars to acquire research products and services is not a breach of its fiduciary duty to its clients — even if the brokerage commissions paid are higher than the lowest available — as long as (among certain other requirements) HCM determines that the commissions are reasonable compensation for both the brokerage services and the research acquired.

For details of brokerage commissions paid by the Funds, see “BROKERAGE AND RESEARCH SERVICES — Brokerage Commissions” in Part I of this SAI.

For details of the Funds’ ownership of securities of the Funds’ regular broker dealers, see “BROKERAGE AND RESEARCH SERVICES — Securities of Regular Broker-Dealers” in Part I of this SAI.

OVERVIEW OF SERVICE PROVIDER AGREEMENTS

The following sections provide an overview of the J.P. Morgan Funds’ agreements with various service providers including the Administrator, Distributor, Securities Lending Agent, Custodian, Transfer Agent, and Shareholder Servicing Agent. As indicated below, some of the service agreements for the JPMorgan SmartRetirement Blend Funds and other J.P. Morgan Funds are different than the services agreements for the other JPMorgan SmartRetirement Funds. For purposes of distinguishing between the agreements and expenses, the JPMorgan SmartRetirement Funds other than the JPMorgan SmartRetirement Blend Funds are referred to in the following as the “JPMorgan SR Funds.”

ADMINISTRATOR

JPMorgan Funds Management, Inc. (“JPMFM” or the “Administrator”) serves as the administrator to the Funds, pursuant to an Administration Agreement dated February 19, 2005 (the “Administration Agreement”), between the Trusts, on behalf of the Funds, and JPMFM. Additionally, JPMFM serves as the administrator to the JPMorgan SR Funds pursuant to an agreement effective May 5, 2006 (the “SR Administration Agreement”), between JPMT I, on behalf of the JPMorgan SR Funds, and JPMFM. JPMFM is an affiliate of JPMorgan Chase Bank and an indirect, wholly-owned subsidiary of JPMorgan Chase; it has its principal place of business at 460 Polaris Parkway, Westerville, OH 43082.

Pursuant to the Administration Agreement and the SR Administration Agreement, JPMFM performs or supervises all operations of each Fund for which it serves (other than those performed under the advisory agreement, any sub-advisory agreements, the custodian and fund accounting agreement, and the transfer agency agreement for that Fund). Under the Administration Agreement and the SR Administration Agreement, JPMFM has agreed to maintain the necessary office space for the Funds, and to furnish certain other services required by the Funds with

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respect to each Fund. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns and generally assists in all aspects of the Funds’ operations other than those performed under the advisory agreement, any sub-advisory agreements, the custodian and fund accounting agreement, and the transfer agency agreement. JPMFM may, at its expense, subcontract with any entity or person concerning the provision of services under the Administration Agreement and the SR Administration Agreement. JPMorgan Chase Bank serves as the Funds’ sub-administrator (the “Sub-administrator”). The Administrator pays JPMorgan Chase Bank a fee for its services as the Funds’ Sub-administrator.

If not terminated, the Administration Agreement and the SR Administration Agreement continue in effect for annual periods beyond October 31 of each year, provided that such continuance is specifically approved at least annually by the vote of a majority of those members of the Board of Trustees who are not parties to the Administration Agreement or SR Administration Agreement or interested persons of any such party. The Administration Agreement and the SR Administration Agreement may be terminated without penalty, on not less than 60 days’ prior written notice, by the Board of Trustees of each Trust or by JPMFM. The termination of the Administration Agreement or the SR Administration Agreement with respect to one Fund will not result in the termination of the Administration Agreement with respect to any other Fund.

The Administration Agreement and the SR Administration Agreement provide that JPMFM shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.
In consideration of the services to be provided by JPMFM pursuant to the Administration Agreement, JPMFM receives from each Fund a pro rata portion of a fee computed daily and paid monthly at an annual rate equal to 0.15% of the first $25 billion of average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding certain funds of funds and the series of J.P. Morgan Funds Complex that operate as money market funds (each a “Money Market Fund”)) and 0.075% of average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding certain funds of funds and the Money Market Funds) over $25 billion of such assets. For purposes of this paragraph, the “J.P. Morgan Funds Complex” includes most of the open-end investment companies in the J.P. Morgan Funds Complex, including the series of the former One Group Mutual Funds.

With respect to the Money Market Funds, in consideration of the services provided by JPMFM pursuant to the Administration Agreement, JPMFM will receive from each Fund a pro-rata portion of a fee computed daily and paid monthly at an annual rate of 0.10% on the first $100 billion of the average daily net assets of all the money market funds in the J.P. Morgan Funds Complex and 0.05% of the average daily net assets of the money market funds in the J.P. Morgan Funds Complex over $100 billion. For purposes of this paragraph, the “J.P. Morgan Funds Complex” includes most of the open-end investment companies in the J.P. Morgan Funds Complex including the series of the former One Group Mutual Funds.

With respect to the Investor Funds and JPMorgan Diversified Real Return Fund, in consideration of the services provided by JPMFM pursuant to the Administration Agreement, JPMFM will receive from each Fund a pro rata portion of a fee computed daily and paid monthly at an annual rate of 0.10% of the first $500 million of average daily net assets of all the Investor Funds and JPMorgan Diversified Real Return Fund in the J.P. Morgan Funds Complex, 0.075% of certain Funds of Funds’ average daily net assets between $500 million and $1 billion and 0.05% of certain Funds of Funds’ average daily net assets in excess of $1 billion.

JPMFM does not charge a fee for providing administrative services to the JPMorgan SR Funds under the SR Administration Agreement, but does receive fees for its services to the acquired funds.

For details of the administration and administrative services fees paid or accrued, see “ADMINISTRATOR — Administration Fees” in Part I of this SAI.

DISTRIBUTOR

Since February 19, 2005, JPMDS has served as the distributor for all the Trusts and holds itself available to receive purchase orders for each of the Fund’s shares. In that capacity, JPMDS has been granted the right, as agent of each Trust, to solicit and accept orders for the purchase of shares of each of the Funds in accordance with the terms of the Distribution Agreement between each Trust and JPMDS. JPMDS began serving as JPMT II’s distributor pursuant to a Distribution Agreement dated as of April 1, 2002. JPMDS is an affiliate of JPMIM, JPMorgan Investment Advisors and JPMorgan Chase Bank and is a direct, wholly-owned subsidiary of JPMorgan Chase. The principal offices of JPMDS are located at 460 Polaris Parkway, Westerville, OH 43082.

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Unless otherwise terminated, the Distribution Agreement with JPMDS will continue in effect for annual periods beyond October 31 of each year, and will continue thereafter for successive one-year terms if approved at least annually by: (a) the vote of a majority of those members of the Board of Trustees who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting for the purpose of voting on such approval, and (b) the vote of the Board of Trustees or the vote of a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be terminated without penalty on not less than 60 days’ prior written notice by the Board of Trustees, by vote of majority of the outstanding voting securities of the Fund or by JPMDS. The termination of the Distribution Agreement with respect to one Fund will not result in the termination of the Distribution Agreement with respect to any other Fund. The Distribution Agreement may also be terminated in the event of its assignment, as defined in the 1940 Act. JPMDS is a broker-dealer registered with the SEC and is a member of the Financial Industry Regulatory Authority (“FINRA”).

For details of the compensation paid to the principal underwriter, JPMDS, see “DISTRIBUTOR —Compensation paid to JPMDS” in Part I of this SAI.

DISTRIBUTION PLAN

Certain Funds have adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) on behalf of the Class A Shares, Class B Shares, Class C Shares, Class R2 Shares, Cash Management Shares, Morgan Shares, Reserve Shares, Service Shares, Eagle Shares and E*TRADE Class Shares of the applicable Funds, which provides that each of such classes shall pay for distribution services a distribution fee (the “Distribution Fee”) to JPMDS, at annual rates not to exceed the amounts set forth in each applicable Fund’s prospectuses. The Institutional Class Shares, Select Class Shares, Class R5 Shares, Investor Shares, Class R6 Shares, IM Shares, Premier Shares, Capital Shares, Direct Shares and Agency Shares of the Funds have no Distribution Plan.

JPMDS may use the Rule 12b-1 fees payable under the Distribution Plan to finance any activity that is primarily intended to result in the sale of Shares, including, but not limited to, (i) the development, formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, magazine, newspaper, electronic and media advertising; (ii) the preparation, printing and distribution of prospectuses, statements of additional information and reports and any supplements thereto (other than prospectuses, statements of additional information and reports and any supplements thereto used for regulatory purposes or distributed to existing shareholders of each Fund); (iii) the preparation, printing and distribution of sales and promotional materials and sales literature which is provided to various entities and individuals, including brokers, dealers, financial institutions, financial intermediaries, shareholders, and prospective investors in each Fund; (iv) expenditures for sales or distribution support services, including meetings with and assistance to brokers, dealers, financial institutions, and financial intermediaries and in-house telemarketing support services and expenses; (v) preparation of information, analyses, surveys, and opinions with respect to marketing and promotional activities, including those based on meetings with and feedback from JPMDS’s sales force and others including potential investors, shareholders and financial intermediaries; (vi) commissions, incentive compensation, finders’ fees, or other compensation paid to, and expenses of employees of JPMDS, brokers, dealers, and other financial institutions and financial intermediaries that are attributable to any distribution and/or sales support activities, including interest expenses and other costs associated with financing of such commissions, incentive compensation, other compensation, fees, and expenses; (vii) travel, promotional materials, equipment, printing, delivery and mailing costs, overhead and other office expenses of JPMDS and its sales force attributable to any distribution and/or sales support activities, including meetings with brokers, dealers, financial institutions and financial intermediaries in order to provide them with information regarding the Funds and their investment process and management; (viii) the costs of administering the Distribution Plan; (ix) expenses of organizing and conducting sales seminars; and (x) any other costs and expenses relating to any distribution and/or sales support activities. Activities intended to promote one class of shares of a Fund may also benefit the Fund’s other shares and other Funds. Anticipated benefits to the Funds that may result from the adoption of the Distribution Plan are economic advantages achieved through economies of scale and enhanced viability if the Funds accumulate a critical mass.

Class A, Class B, Class C Shares and Class R2 Shares. Class A Shares of the Funds pay a Distribution Fee of 0.25% of average daily net assets. Class R2 Shares of the Funds pay a Distribution Fee of 0.50% of average daily net assets. Class B and Class C Shares of the Funds pay a Distribution Fee of 0.75% of average daily net assets. JPMDS currently expects to pay sales commissions to a dealer at the time of sale of Class B and Class C Shares of the Funds of up to 4.00% (2.75% for Class B Shares of the Short Duration Bond Fund, Short-Intermediate Municipal Bond Fund, Limited Duration Bond Fund and Treasury & Agency Fund) and 1.00% respectively of the purchase price of the shares sold by such dealer. JPMDS will use its own funds (which may be borrowed or

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otherwise financed) to pay such amounts. Because JPMDS will receive a maximum Distribution Fee of 0.75% of average daily net assets with respect to Class B and Class C Shares of the Funds, it will take JPMDS several years to recoup the sales commissions paid to dealers and other sales expenses. Some payments under the Distribution Plan may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.25% annualized of the average daily net asset value of the Class A Shares or 0.75% annualized of the average daily net asset value of the Class B and Class C Shares or 0.50% annualized of the average daily net asset value of the Class R2 Shares maintained in a Fund by such broker-dealers’ customers. Such payments on Class A Shares and Class R2 Shares will be paid to broker-dealers immediately. Such payments on Class B and Class C Shares will be paid to broker-dealers beginning in the 13th month following the purchase of such shares, except certain broker-dealers who have sold Class C Shares to certain defined contribution plans and who have waived the 1.00% sales commission shall be paid trail or maintenance commissions immediately.

Money Market Funds. Some payments under the Distribution Plan may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.75% annualized of the average daily net asset value of Class B Shares or Class C Shares maintained in a Fund by such broker-dealers’ customers. With respect to Cash Management Shares, broker-dealers will be compensated with trail or maintenance commissions of 0.50% annualized of the average daily net asset value. With respect to Reserve Shares, broker-dealers will be compensated with trail or maintenance commissions of 0.25% annualized of the average daily net asset value. For Class B, Class C and Morgan Shares, trail or maintenance commissions will be paid to broker-dealers beginning in the 13th month following the purchase of such shares. Since the distribution fees are not directly tied to expenses, the amount of distribution fees paid by a class of a Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. JPMDS will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Because JPMDS will receive 0.75% on Class B and C Shares, 0.50% on Cash Management Shares, 0.10% on Morgan Shares (except for Morgan Shares of the Prime Money Market Fund), 0.25% on Reserve Shares and Eagle Shares and 0.60% on E*TRADE Class and Service Shares of average daily net assets, the fee will take JPMDS several years to recoup the sales commissions paid to dealers and other sales expenses. For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as being of the “compensation variety” (in contrast to “reimbursement” arrangements by which a distributor’s payments are directly linked to its expenses).

No class of shares of a Fund will make payments or be liable for any distribution expenses incurred by other classes of shares of any Fund.

Since the Distribution Fee is not directly tied to expenses, the amount of Distribution Fees paid by a class of a Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as being of the “compensation variety” (in contrast to “reimbursement” arrangements by which a distributor’s payments are directly linked to its expenses). With respect to Class B and Class C Shares of the Funds, because of the 0.75% annual limitation on the compensation paid to JPMDS during a fiscal year, compensation relating to a large portion of the commissions attributable to sales of Class B or Class C Shares in any one year will be accrued and paid by a Fund to JPMDS in fiscal years subsequent thereto. However, the shares are not liable for any distribution expenses incurred in excess of the Distribution Fee paid.

The Distribution Plan provides that it will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trusts and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such plan (“Qualified Trustees”).

The Distribution Plan may be terminated, with respect to any class of a Fund, at any time by a vote of a majority of the Qualified Trustees or by vote of a majority of the outstanding voting shares of the class of such Fund to which it applies (as defined in the 1940 Act and the rules thereunder). The Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of the affected shareholders and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. Each of the Funds will preserve copies of any plan, agreement or report made pursuant to the Distribution Plan for a period of not less than six years from the date of the Distribution Plan, and for the first two years such copies will be preserved in an easily accessible place. The Board of Trustees will review at least on a quarterly basis written reports of the amounts expended under the Distribution Plan indicating the purposes for which such expenditures were made. The selection and nomination of Qualified Trustees shall be committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office.

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For details of the Distribution fees that the Funds paid to or that were accrued by JPMDS, see “DISTRIBUTOR – Distribution Fees” in Part I of this SAI.

SECURITIES LENDING AGENT

To generate additional income, certain Funds may lend up to 33 1/3% of their total assets pursuant to agreements (“Borrower Agreements”) requiring that the loan be continuously secured by cash or U.S. Treasury securities. JPMorgan Chase Bank, an affiliate of the Funds, and Goldman Sachs serve as lending agents pursuant to the JPMorgan Agreement and the Goldman Sachs Agreement, respectively.

Under the Goldman Sachs Agreement and the JPMorgan Agreement, Goldman Sachs and JPMorgan Chase Bank, respectively, acting as agents for certain of the Funds, loan securities to approved borrowers pursuant to Borrower Agreements substantially in the form approved by the Board of Trustees in exchange for collateral. During the term of the loan, the Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the JPMorgan Agreement or the Goldman Sachs Agreement. The Fund retains the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. The net income earned on the securities lending (after payment of rebates and the lending agent’s fee) is included in the Statement of Operations as income from securities lending (net in the Fund’s financial statements). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments (in the Fund’s financial statements).

Under the Goldman Sachs Agreement, Goldman Sachs is entitled to a fee equal to a percentage of the earnings on loans of securities. For purposes of this calculation, earnings shall mean: (a) the earnings on investments of cash collateral including waivers and reimbursements made by the Fund’s adviser or its affiliates for the benefit of the Fund that are related solely to investments of cash collateral less (b) the cash collateral fees paid to borrowers in connection with cash collateral. Pursuant to the Third Party Securities Lending Agreement, JPMorgan Chase Bank’s compensation is paid by Goldman Sachs. Under the JPMorgan Agreement, JPMorgan Chase Bank is entitled to a fee, monthly in arrears, equal to (i) 0.03% of the average dollar value of loans of U.S. securities outstanding during a given month; and (ii) 0.09% of the average dollar value of loans of non-U.S. securities outstanding during a given month. The purpose of these fees under the JPMorgan Agreement is to cover the custodial, administrative and related costs of securities lending including securities movement, settlement of trades involving cash received as collateral, custody of collateral and marking to market loans.

CUSTODIAN

Pursuant to the Global Custody and Fund Accounting Agreement with JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017 (the “JPMorgan Custody Agreement”), JPMorgan Chase Bank serves as the custodian and fund accounting agent for each of the Funds, other than the JPMorgan SR Funds. Pursuant to the JPMorgan Custody Agreement, JPMorgan Chase Bank is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions. JPMorgan Chase Bank is an affiliate of the Advisers.

With respect to the JPMorgan SR Funds, pursuant to the Global Custody and Fund Accounting Agreement between JPMFM, JPMT I on behalf of the JPMorgan SR Funds, and JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017, effective May 5, 2006 (the “SR Custody Agreement”), JPMorgan Chase Bank serves as the custodian and funds accounting agent and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions. The fees and expenses under the SR Custody Agreement for custody and fund accounting are paid by JPMFM.

CUSTODY AND FUND ACCOUNTING FEES AND EXPENSES

For custodian services, each Fund (other than the JPMorgan SR Funds) pays to JPMorgan Chase Bank annual safekeeping fees of between 0.0009% and 0.35% of assets held by JPMorgan Chase Bank (depending on the domicile in which the asset is held), calculated monthly in arrears and fees between $2.50 and $80 for securities trades (depending on the domicile in which the trade is settled) and $5.00 for receipt of principal and/or interest on fixed income securities. JPMorgan Chase Bank is also reimbursed for its reasonable out-of-pocket or incidental expenses, including, but not limited to, legal fees.

For custodian services for the JPMorgan SR Funds, JPMFM pays to JPMorgan Chase Bank annual safekeeping fees of between 0.0009% and 0.35% of assets held by JPMorgan Chase Bank (depending on the domicile in which

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the asset is held) calculated monthly in arrears. JPMFM also pays JPMorgan Chase Bank fees between $2.50 and $80 for securities trades (depending on the domicile in which the trade is settled) and $5.00 for receipt of principal and/or interest on fixed income securities. JPMFM shall also pay JPMorgan Chase Bank’s ordinary, reasonable out-of-pocked or incidental expenses other than legal fees and tax or related fees incidental to processing by governmental authorities, issuers or their agents.

JPMorgan Chase Bank also is paid $15, $35 or $60 per proxy (depending on the country where the issuer is located) for its service which helps facilitate the voting of proxies throughout the world.

In addition, JPMorgan Chase Bank provides derivative servicing with respect to swaps, swaptions and bond and currency options. The fees for these services include a transaction fee of up to $40 per new contract, a fee of up to $10 per contract amendment (including transactions such as trade amendments, cancellations, terminations, novations, option exercises, option expiries, maturities or credit events) and a daily fee of up to $0.40 per contract per day for position management services.

With respect to fund accounting services, the following schedule shall be employed in the calculation of the fees payable for the services provided under the JPMorgan Custody Agreement and the SR Custody Agreement. For purposes of determining the asset levels at which a Tier applies, assets for that fund type across the entire J.P. Morgan Funds Complex shall be used.

Money Market Funds:
Tier One	First $250 billion	0.0014%
Tier Two	Over $250 billion	0.0010%

U.S. Fixed Income Funds:
Tier One	First $25 billion	0.0040%
Tier Two	Next $35 billion	0.0025%
Tier Three	Over $60 billion	0.0020%

U.S. Equity Funds:
Tier One	First $25 billion	0.0035%
Tier Two	Next $35 billion	0.0020%
Tier Three	Over $60 billion	0.0015%

International Funds:
Tier One	First $12.5 billion	0.0050%
Tier Two	Over $12.5 billion	0.0040%

Emerging Markets Funds:
Tier One	First $12.5 billion	0.0060%
Tier Two	Over $12.5 billion	0.0050%

Other Fees:
Multi-Managed Funds (per manager)		$10,000
Fund of Funds (for a Fund of Funds that invests in J.P. Morgan Funds only)		$15,000
Short Extension Portfolio Services		$70,000
Additional Share Classes		$2,000
(For certain Funds of Funds, this additional class expense applies after the third class.)

Minimums:
(except for certain Funds of Funds subject to the fee described above)
U.S. Equity Funds		$20,000
U.S. Fixed Income Funds		$25,000
Money Markets Funds		$15,000
International Funds		$35,000
Emerging Markets Funds		$40,000
Highbridge Statistical Market
Neutral Fund and
Highbridge Dynamic Commodities
Strategy Fund		$30,000

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TRANSFER AGENT

Boston Financial Data Services, Inc. (“BFDS” or “Transfer Agent”), 2000 Crown Colony Drive, Quincy, MA 02169, serves as each Fund’s transfer and dividend disbursing agent. As transfer agent and dividend disbursing agent, BFDS is responsible for maintaining account records, detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

SHAREHOLDER SERVICING

The Trusts, on behalf of the Funds have entered into a shareholder servicing agreement, effective February 19, 2005, with JPMDS (“Shareholder Servicing Agreement”). The Shareholder Servicing Agreement for Institutional Class Shares of JPMT II became effective on August 12, 2004. Under the Shareholder Servicing Agreement, JPMDS will provide, or cause its agents to provide, any combination of the (i) personal shareholder liaison services and shareholder account information services (“Shareholder Services”) described below and/or (ii) other related services (“Other Related Services”) as also described below.

“Shareholder Services” include (a) answering shareholder inquiries (through electronic and other means) regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected, and certain other matters pertaining to the Funds; (b) providing shareholders with information through electronic means; (c) assisting shareholders in completing application forms, designating and changing dividend options, account designations and addresses; (d) arranging for or assisting shareholders with respect to the wiring of the funds to and from shareholder accounts in connection with shareholder orders to purchase, redeem or exchange shares; (e) verifying shareholder requests for changes to account information; (f) handling correspondence from shareholders about their accounts; (g) assisting in establishing and maintaining shareholder accounts with the Trusts; and (h) providing other shareholder services as the Trusts or a shareholder may reasonably request, to the extent permitted by applicable law.

“Other Related Services” include (a) aggregating and processing purchase and redemption orders for shares; (b) providing shareholders with account statements showing their purchases, sales, and positions in the applicable Fund; (c) processing dividend payments for the applicable Fund; (d) providing sub-accounting services to the Trusts for shares held for the benefit of shareholders; (e) forwarding communications from the Trusts to shareholders, including proxy statements and proxy solicitation materials, shareholder reports, dividend and tax notices, and updated Prospectuses and SAIs; (f) receiving, tabulating and transmitting proxies executed by shareholders; (g) facilitating the transmission and receipt of funds in connection with shareholder orders to purchase, redeem or exchange shares; (h) developing and maintaining the Trusts’ website; (i) developing and maintaining facilities to enable transmission of share transactions by electronic and non-electronic means; (j) providing support and related services to Financial Intermediaries in order to facilitate their processing of orders and communications with shareholders; (k) providing transmission and other functionalities for shares included in investment, retirement, asset allocation, cash management or sweep programs or similar programs or services; and (l) developing and maintaining check writing functionality.

Fees earned by J.P. Morgan Private Investments Inc. (JPMPI, the Subadviser for the JPMorgan Access Funds) for managing certain accounts may vary, particularly because for multiple accounts, JPMPI is paid based upon the performance results for those accounts. In addition, some of the portfolio managers have personal investments in other accounts. This could create a conflict of interest because the portfolio managers could have an incentive to favor certain accounts over others, resulting in other accounts outperforming the Fund. JPMPI believes that such conflicts are mitigated in part because the Fund will be investing predominantly in mutual funds and structured notes the prices of which are fixed at the close of the trading day for all investors. With respect to other securities, JPMPI utilizes JPMIM’s trading desk and systems in order to participate in JPMIM’s policies designed to achieve fair and equitable allocation of investment opportunities. JPMPI also has policies and procedures that seek to manage conflicts and monitors a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with its Code of Ethics and JPMorgan Chase and Co.’s Code of Conduct.

For details of fees paid by the Funds to JPMDS for Shareholder Services and Other Related Services under the Shareholder Servicing Agreement, see “SHAREHOLDER SERVICING — Shareholder Services Fees” in Part I of this SAI.

To the extent it is not otherwise required by its contractual agreement to limit a Fund’s expenses as described in the Prospectuses for the Funds, JPMDS may voluntarily agree from time to time to waive a portion of the fees payable to it under the Shareholder Servicing Agreement with respect to each Fund on a month-to-month basis.

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JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of such fees received from the Funds to such entities for performing Shareholder Services and/or Other Related Services, as described above, for shareholders. Such Financial Intermediaries may include, without limitation, any person who is an affiliate of JPMDS.

If not terminated, the Shareholder Servicing Agreement will continue for successive one year terms beyond October 31 of each year, provided that such continuance is specifically approved at least annually by the vote of a majority of those members of the Board of Trustees of the Trusts who are not parties to the Shareholder Servicing Agreement or interested persons (as defined in the 1940 Act) of any such party. The Shareholder Servicing Agreement may be terminated without penalty, on not less than 60 days’ prior written notice, by the Board of Trustees of the Trusts or by JPMDS. The Shareholder Servicing Agreement will also terminate automatically in the event of its assignment.

Financial Intermediaries may offer additional services to their customers, including specialized procedures and payment for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption programs, “sweep” programs, cash advances and redemption checks. Each Financial Intermediary may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain Financial Intermediaries may (although they are not required by the Trusts to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees for their services as Financial Intermediaries.

For shareholders that bank with JPMorgan Chase Bank, JPMDS may aggregate investments in the Funds with balances held in JPMorgan Chase Bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. JPMorgan Chase Bank and certain broker-dealers and other Financial Intermediaries may, at their own expense, provide gifts such as computer software packages, guides and books related to investments or additional Fund shares valued up to $250 to their customers that invest in the J.P. Morgan Funds.

JPMDS or its affiliates may from time to time, at its or their own expense, out of compensation retained by them from the Funds or from other sources available to them, make additional payments to certain selected dealers or other Financial Intermediaries for performing administrative services for their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Fund shares and responding to certain customer inquiries. The amount of such compensation may be up to an additional 0.10% annually of the average net assets of the Funds attributable to shares of the Funds held by the customer of such Financial Intermediaries. Such compensation does not represent an additional expense to the Funds or to their shareholders, since it will be paid by JPMDS.

JPMDS, the Funds and their affiliates, agents and subagents may share certain information about shareholders and their accounts, as permitted by law and as described in the J.P. Morgan Funds Privacy Policy provided with your Prospectus, and also available on the J.P. Morgan Funds website at www.jpmorganfunds.com.

EXPENSES

Except for the JPMorgan SR Funds, the Funds pay the expenses incurred in their operations, including their pro-rata share of expenses of the Trusts. These expenses include: investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Funds’ custodian for all services to the Funds, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, legal counsel and any transfer agent, registrar or dividend disbursing agent of the Trusts; insurance premiums; and expenses of calculating the NAV of, and the net income on, shares of the Funds. Shareholder servicing and distribution fees are all allocated to specific classes of the Funds. In addition, the Funds may allocate transfer agency and certain other expenses by class. Service providers to a Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

With respect to the JPMorgan SR Funds, the Administrator pays many of the ordinary expenses incurred by the Funds in their operations including organization costs, taxes, ordinary fees and expenses for legal and auditing services, fees and expenses of pricing services, the expenses of preparing (including typesetting), printing and mailing reports, prospectuses, statements of additional information, proxy solicitation material and notices to existing shareholders, all expenses incurred in connection with issuing and redeeming shares, the cost of custodial

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and fund accounting services, and the cost of initial and ongoing registration of the shares under Federal and state securities laws. The Funds pay the following fees and expenses, including their pro-rata share of the following fees and expenses of the Trust: (1) transfer agency, (2) shareholder servicing, (3) distribution fees, (4) brokerage costs, (5) all fees and expenses of Trustees, (6) the portion of the compensation of the Trust’s Chief Compliance Officer (CCO) attributable to the Funds on the basis of relative net assets, (7) costs of the Trust’s CCO Program, (8) insurance, including fidelity bond and D&O insurance, (9) interest, (10) litigation and (11) other extraordinary or nonrecurring expenses. Shareholder servicing and distribution fees are allocated to specific classes of the Funds. Service providers to the Funds may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

JPMIM, SCR&M, JPMFM and JPMDS have agreed that they will waive fees or reimburse the Funds as described in the Prospectuses.

FINANCIAL INTERMEDIARIES

The services provided by Financial Intermediaries may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Funds, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client’s account balance and integrating these statements with those of other transactions and balances in the client’s other accounts serviced by the Financial Intermediary, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as JPMDS or clients of the Financial Intermediary may reasonably request and agree upon with the Financial Intermediary.

Financial Intermediaries may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among Financial Intermediaries, but in all cases will be retained by the Financial Intermediary and will not be remitted to a Fund or JPMDS.

Certain Funds have authorized one or more Financial Intermediaries to accept purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. Such Funds will be deemed to have received a purchase or redemption order when a Financial Intermediary or, if applicable, that Financial Intermediary’s authorized designee accepts the order. These orders will be priced at the Fund’s NAV next calculated after they are so accepted.

The Funds may also enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking, sub-transfer agency and/or omnibus accounting. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees and shareholder servicing fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor and shareholder servicing agent, respectively. From time to time, JPMDS, JPMIM or their affiliates may pay a portion of the fees for networking, sub-transfer agency and/or omnibus accounting at its or their own expense and out of its or their legitimate profits.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMDS and JPMIM, at their own expense and out of their legitimate profits, may provide cash incentives (sometimes referred to as “other cash compensation”) to Financial Intermediaries. Additional cash incentives may also be paid by other affiliates of JPMDS and JPMIM from time to time. Those additional cash incentives are payments over and above any sales charges (including 12b-1 fees), shareholder servicing, sub-transfer agency or networking fees which are disclosed elsewhere in the Funds’ prospectuses or in this SAI. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives and/or for training and educating a Financial Intermediary’s employees. Cash compensation may also be paid to Financial Intermediaries for inclusion of the Funds on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to Fund shareholders.

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JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the Fund and the dollar amount of shares sold. In addition, JPMDS may pay Financial Intermediaries an additional commission on the sale of Fund shares subject to a contingent deferred sales charge (“CDSC”). JPMIM and its affiliates may pay any ticket charges applied to Fund shares.

Other cash compensation payments made by JPMDS, JPMIM and/or their affiliates may be different for different Financial Intermediaries and may vary with respect to the type of fund (e.g., equity fund or fixed income fund) sold by the Financial Intermediary. Other cash compensation payments are usually structured in one of three ways: (i) basis point payments on gross sales; (ii) basis point payments on net assets; and/or (iii) fixed dollar amount payments. Other cash compensation payments are always made only to the firm, never to individuals.

For details of the amounts paid by the Funds’ Adviser and Distributor for all of the Funds pursuant to their other cash compensation arrangements, see “FINANCIAL INTERMEDIARIES — Other Cash Compensation” in Part I of this SAI.

To the extent permitted by the FINRA regulations, JPMIM, JPMDS and their affiliates may also pay non-cash compensation to sales representatives of Financial Intermediaries in the form of: (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of Financial Intermediaries or due diligence meetings.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, Financial Intermediaries and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary and its financial consultants may also have a financial incentive for recommending a particular share class over the other share classes.

Finders’ Fees. JPMDS may pay Financial Intermediaries who sell over $1 million of Class A Shares of certain Funds a finder’s fee. JPMDS reserves the right to alter or change the finder’s fee policy at any time at its own discretion. If a plan redeems all of the shares for which a finder’s fee has been paid within 12 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the plan.

For details of finders’ fee commissions paid to Financial Intermediaries, see “FINANCIAL INTERMEDIARIES — Finders’ Fee Commissions” in Part I of this SAI.

For details of the finder’s fee amounts paid by the Adviser and Distributor for the Funds’ most recent fiscal year, see “FINANCIAL INTERMEDIARIES — Finders’ Fee Commissions” in Part I of this SAI.

TRUST COUNSEL

The law firm of Dechert LLP, 1095 Avenue of the Americas, New York, NY 10036-6797, is counsel to the Trusts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm for the Trusts and the Funds is PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of each of the Funds and assists in the preparation and/or review of each Fund’s federal and state income tax returns.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares and pays dividends and distributions as described under “Distribution and Tax Matters” in the Prospectuses. Dividends may differ between classes as a result of differences in distribution expenses or other class-specific expenses.

Dividends and capital gains distributions paid by a Fund are automatically reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder’s pre-assigned bank account or are mailed by check in accordance with the customer’s instructions. The Funds reserve the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder’s address of record, such shareholder’s distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares.

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No interest will accrue on amounts represented by uncashed distribution or redemption checks. With regard to Funds that accrue dividends daily, dividends will only begin to accrue after a Fund receives payment for shares. Once a Fund distributes proceeds from a redemption, shares are no longer entitled to receive any dividends that are declared.

NET ASSET VALUE

Shares are sold at NAV per share, plus a sales charge, if any. This is also known as the offering price. Shares are also redeemed at NAV, minus any applicable deferred sales charges. Each class of shares in each Fund has a different NAV. This is primarily because each class has class specific expenses such as distribution and shareholder servicing fees.

The NAV per share of a class of a Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a discussion of the procedures used by the Funds in valuing their assets.

Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company) but before a Fund’s NAV is calculated, may be valued at its fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation determinations may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Fund’s NAV.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.

Generally, trading of foreign securities on most foreign markets is completed before the close in trading in U.S. markets. The Funds have implemented fair value pricing on a daily basis for all equity securities other than Americas equity securities. The fair value pricing utilizes the quotations of an independent pricing service. Trading on foreign markets may also take place on days on which the U.S. markets and the Funds are closed.

Shares of open-end investment companies are valued at their NAVs.

Fixed income securities with a remaining maturity of 61 days or more are valued using market quotations supplied by approved independent third party pricing services, affiliated pricing services or broker/dealers. In determining security prices, pricing services and broker/dealers may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Generally, short-term securities which mature in 60 days or less are valued at amortized cost if their maturity at acquisition was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their maturity when acquired by a Fund was more than 60 days.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 PM ET.

Options (e.g., on stock indices or equity securities) traded on U.S. equity securities exchanges are valued at the composite mean price, using the National Best Bid and Offer quotes at the close of options trading on such exchanges.

Options traded on foreign exchanges or U.S. commodity exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of a Fund’s NAV.

Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade.

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Non-listed over-the-counter options and futures are valued at the evaluated price provided by a counterparty or broker/dealer.

Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.

Certain fixed income securities and swaps may be valued using market quotations or valuations provided by pricing services affiliated with the Adviser. Valuations received by the Funds from affiliated pricing services are the same as those provided to other affiliated and unaffiliated entities by these affiliated pricing services.

The Money Market Funds’ portfolio securities are valued at their amortized cost. The purpose of this method of calculation is to attempt to maintain a constant NAV per share of each Fund of $1.00. No assurances can be given that this goal can be attained. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes an amortization that would produce a constant yield to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The Board of Trustees has established procedures and directed certain officers of the Funds to monitor the differences between the NAVs calculated based on amortized cost and market value at predetermined intervals but no less frequently than weekly, and to report to the Board of Trustees such differences. If a difference of more than 1/2 of 1% occurs between valuation based on the amortized cost method and valuation based on market value, the Board of Trustees may take steps necessary to reduce such deviation if it believes that such deviation will result in material dilution or any unfair results to investors or existing shareholders. Actions that may be taken by the Board of Trustees include (i) redeeming shares in kind, (ii) selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of portfolio securities, (iii) withholding or supplementing dividends (iv) utilizing a net asset value per share as determined by using available market quotations, or (v) reducing the number of outstanding Fund shares. Any reduction of outstanding shares will be accomplished by having each shareholder contribute to a Fund’s capital the necessary shares on a pro rata basis. Each shareholder will be deemed to have agreed to such contribution in these circumstances by his or her investment in the Funds. In its discretion, the Board of Trustees of the Money Market Funds may elect to calculate the price of a Fund’s shares once per day. Further, with regard to the Money Market Funds, the Board of Trustees has empowered management to temporarily suspend one or more cut-off times for a Fund, other than the last cut-off time of the day.

With respect to all Funds, securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with policies and procedures (“Policies”) established by and under the supervision and responsibility of the Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist the Board of Trustees in its oversight of the valuation of the Funds’ securities and delegated to JPMorgan Funds Management, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (the “Administrator” or “JPMFM”), the responsibility for implementing the day-to-day operational aspects of the valuation process. The Administrator has created the J.P. Morgan Asset Management (“JPMAM”) Americas Valuation Committee (“VC”) to oversee and carry out the Policies for the valuation of investments held in the Funds. The VC is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Adviser”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM Holdings”), which is a wholly-owned subsidiary of JPMorgan Chase, JPMorgan’s Legal, Compliance and Risk Management and the Funds’ Chief Compliance Officer. Fair value situations could include, but are not limited to: (1) a significant event that affects the value of a Fund’s securities (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (2) illiquid securities; (3) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (4) any other circumstance in which the VC believes that market quotations do not accurately reflect the value of a security.

From time to time, there may be errors in the calculation of the NAV of a Fund or the processing of purchases and redemptions. Shareholders will generally not be notified of the occurrence of an error or the resolution thereof.

DELAWARE TRUSTS

JPMT I and JPMT II. JPMT I and JPMT II were each formed as Delaware statutory trusts on November 12, 2004 pursuant to separate Declarations of Trust dated November 5, 2004. JPMT I assumed JPMMFS’ registration pursuant to the 1933 Act and the 1940 Act effective after the close of business on February 18, 2005, and JPMT II assumed One Group Mutual Funds’ registration pursuant to the 1933 Act and the 1940 Act effective after the close of business on February 18, 2005.

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Under Delaware law, shareholders of a statutory trust shall have the same limitation of personal liability that is extended to stockholders of private corporations for profit organized under Delaware law, unless otherwise provided in the trust’s governing trust instrument. JPMT I’s and JPMT II’s Declarations of Trust each provides that shareholders of JPMT I and JPMT II shall not be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to JPMT I or JPMT II or any series or class thereof. In addition, the Declarations of Trust each provides that neither JPMT I or JPMT II, nor the Trustees, officers, employees, nor agents thereof shall have any power to bind personally any shareholders nor to call upon any shareholder for payment of any sum of money or assessment other than such as the shareholder may personally agree to pay. Moreover, Declarations of Trust for JPMT I and JPMT II each expressly provide that the shareholders shall have the same limitation of personal liability that is extended to shareholders of a private corporation for profit incorporated in the State of Delaware.

The Declarations of Trust of JPMT I and JPMT II each provides for the indemnification out of the assets held with respect to a particular series of shares of any shareholder or former shareholder held personally liable solely by reason of a claim or demand relating to the person being or having been a shareholder and not because of the shareholder’s acts or omissions. The Declarations of Trust of JPMT I and JPMT II each also provide that JPMT I and JPMT II, on behalf of the applicable series, may, at its option with prior written notice, assume the defense of any claim made against a shareholder.

JPMT I’s and JPMT II’s Declarations of Trust each provides that JPMT I and JPMT II will indemnify their respective Trustees and officers against liabilities and expenses incurred in connection with any proceeding in which they may be involved because of their offices with JPMT I or JPMT II, unless, as to liability to JPMT I or JPMT II or the shareholders thereof, the Trustees engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices. In addition, the Declarations of Trust each provides that any Trustee who has been determined to be an “audit committee financial expert” shall not be subject to a greater liability or duty of care because of such determination.

JPMT I and JPMT II shall continue without limitation of time subject to the provisions in the Declarations of Trust concerning termination by action of the shareholders or by action of the Trustees upon written notice to the shareholders.

JPMT I is party to an Agreement and Plan of Investment and Transfer of Assets dated January 17, 2006 pursuant to which it has agreed, out of the assets and property of certain Funds, to indemnify and hold harmless JPMorgan Chase Bank, in its corporate capacity and as trustee of certain common trust funds, and each of its directors and officers, for any breach by JPMT I of its representations, warranties, covenants or agreements under such Agreement or any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by JPMT I or its Board of Trustees or officers, related to the transfer of assets from certain common trust funds to the respective Funds and other related transactions.

MASSACHUSETTS TRUSTS

JPMMFG and JPMMFIT. JPMMFG and JPMMFIT are each organized as a Massachusetts business trust. The Growth Advantage Fund is a separate and distinct series of JPMMFIT. Copies of the Declarations of Trust of each of JPMMFG and JPMMFIT are on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declarations of Trust and By-laws of JPMMFG and JPMMFIT are designed to make JPMMFG and JPMMFIT similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability as described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust, which is not the case for a corporation. However, JPMMFG’s and JPMMFIT’s Declarations of Trust provide that the shareholders shall not be subject to any personal liability for the acts or obligations of the Funds and that every written agreement, obligation, instrument or undertaking made on behalf of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Funds. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Funds. The Boards of

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Trustees intend to conduct the operations of JPMMFG and JPMMFIT in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.

JPMMFG’s and JPMMIT’s Declarations of Trust each provides that JPMMFG and JPMMFIT will each indemnify their respective Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with JPMMFG or JPMMFIT, unless, as to liability to JPMMFG or JPMMFIT or their shareholders, it is finally adjudicated that the Trustees engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of JPMMFG or JPMMFIT. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

JPMMFIT shall continue without limitation of time subject to the provisions in its Declarations of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders. JPMMFG liquidated effective November 29, 2012, and is in the process of winding up its affairs.

MARYLAND CORPORATION

JPMFMFG. JPMFMFG is a diversified open-end management investment company which was organized as a Maryland corporation, on August 19, 1997. Effective April 30, 2003, the name of JPMFMFG was changed from Fleming Mutual Fund Group, Inc. to J.P. Morgan Fleming Mutual Fund Group, Inc.

The Articles of Incorporation of JPMFMFG provide that a Director shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Articles of Incorporation also provide that JPMFMFG will indemnify its Directors and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with JPMFMFG to the fullest extent permitted by law. However, nothing in the Articles of Incorporation shall protect or indemnify a Director against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

DESCRIPTION OF SHARES

Shares of JPMT I and JPMT II. JPMT I and JPMT II are open-end, management investment companies organized as Delaware statutory trusts. Each Fund represents a separate series of shares of beneficial interest. See “Delaware Trusts.”

The Declarations of Trust of JPMT I and JPMT II each permits the Trustees to issue an unlimited number of full and fractional shares ($0.0001 par value) of one or more series and classes within any series and to divide or combine the shares of any series or class without materially changing the proportionate beneficial interest of such shares of such series or class in the assets held with respect to that series. Each share represents an equal beneficial interest in the net assets of a Fund with each other share of that Fund. The Trustees of JPMT I and JPMT II may authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, voting powers, rights, duties and privileges as the Trustees may determine; however, the Trustees may not classify or change outstanding shares in a manner materially adverse to shareholders of each share. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of a Fund available for distribution to such shareholders. The rights of redemption and exchange are described in the Prospectuses and elsewhere in this SAI.

The shareholders of each Fund are entitled to one vote for each dollar of NAV (or a proportionate fractional vote with respect to the remainder of the NAV of shares, if any), on matters on which shares of a Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of JPMT I or JPMT II, respectively. The voting rights of shareholders are not cumulative with respect to the election of Trustees. It is the intention of JPMT I and JPMT II not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Declarations of Trust of JPMT I and JPMT II.

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Each share of a series or class represents an equal proportionate interest in the assets in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of JPMTI and JPMT II which are not attributable to a specific series or class are allocated among all of their series in a manner deemed by the Trustees to be fair and equitable. Shares have no pre-emptive or conversion rights, and when issued, are fully paid and non-assessable. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that may affect a particular class, such as the approval of distribution plans for a particular class.

The Trustees of JPMT I and JPMT II may, without shareholder approval (unless otherwise required by applicable law): (i) cause JPMT I or JPMT II to merge or consolidate with or into one or more trusts (or series thereof to the extent permitted by law, partnerships, associations, corporations or other business entities (including trusts, partnerships, associations, corporations, or other business entities created by the Trustees to accomplish such merger or consolidation) so long as the surviving or resulting entity is an investment company as defined in the 1940 Act, or is a series thereof, that will succeed to or assume JPMT I or JPMT II’s registration under the 1940 Act and that is formed, organized, or existing under the laws of the U.S. or of a state, commonwealth, possession or territory of the U.S., unless otherwise permitted under the 1940 Act; (ii) cause any one or more series or classes of JPMT I or JPMT II to merge or consolidate with or into any one or more other series or classes of JPMT I or JPMT II, one or more trusts (or series or classes thereof to the extent permitted by law), partnerships, associations, corporations; (iii) cause the shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law; or (iv) cause JPMT I or JPMT II to reorganize as a corporation, limited liability company or limited liability partnership under the laws of Delaware or any other state or jurisdiction. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act.

The Trustees may, without shareholder vote, generally restate, amend or otherwise supplement JPMT I or JPMT II’s governing instruments, including the Declarations of Trust and the By-Laws, without the approval of shareholders, subject to limited exceptions, such as the right to elect Trustees.

The Trustees, without obtaining any authorization or vote of shareholders, may change the name of any series or class or dissolve or terminate any series or class of shares.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and this SAI, JPMT I’s and JPMT II’s Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of JPMT I or JPMT II, Shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as JPMT I or JPMT II shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to series.

Each share class of a Fund has exclusive voting rights with respect to matters pertaining to the Fund’s Distribution and Shareholder Services Plans, Distribution Plans or Shareholder Services Plan applicable to those classes.

Shares of JPMMFIT. JPMMFIT is an open-end, management investment company which is organized as a Massachusetts business trust. The Growth Advantage Fund represents a separate series of shares of beneficial interest of JPMMFIT. See “Massachusetts Trust.”

The Declaration of Trust of JPMMFIT permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and classes within any series and to divide or combine the shares (of any series, if applicable) without changing the proportionate beneficial interest of each shareholder in the Fund (or

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in the assets of other series, if applicable). Each share represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, holders are entitled to share pro-rata in the net assets of the Fund available for distribution to such shareholders. See “Massachusetts Trusts.” The rights of redemption and exchange are described in the Prospectuses and elsewhere in this SAI.

The shareholders of the Fund are entitled to one vote for each whole share (with fractional shares entitled to a proportionate fractional vote) on matters on which shares of the Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of JPMMFIT. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of JPMMFIT not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Declarations of Trust.

Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of JPMMFIT which are not attributable to a specific series or class are allocated among all of its series in a manner believed by management of JPMMFIT to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that may affect a particular class, such as the approval of distribution plans for a particular class.

The Trustees may, however, authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. The proceeds from the issuance of any additional series would be invested in separate, independently managed Funds with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset valuation procedures. Any additional classes would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances. All consideration received by the Fund for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class, subject only to the rights of creditors of the Fund and would be subject to the liabilities related thereto. Shareholders of any additional series or class will approve the adoption of any management contract or distribution plan relating to such series or class and of any changes in the investment policies related thereto, to the extent required by the 1940 Act.

Shareholders of the Fund have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the Fund’s shares. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a NAV of at least $25,000 or at least 1% of JPMMFIT’s outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of the Trustee or Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of request. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order

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sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

For information relating to mandatory redemption of Fund shares or their redemption at the option of JPMMFIT under certain circumstances, see “Purchases, Redemptions and Exchanges”.

Shares of JPMFMFG. The Articles of Incorporation of JPMFMFG permit the classes of JPMFMFG to offer 812,500,000 shares of common stock, with $.001 par value per share. Pursuant to JPMFMFG’s Articles of Incorporation, the Board may increase the number of shares that the classes of JPMFMFG are authorized to issue without the approval of the shareholders of each class of JPMFMFG. The Board of Directors has the power to designate and redesignate any authorized but unissued shares of capital stock into one or more classes of shares and separate series within each such class, to fix the number of shares in any such class or series and to classify or reclassify any unissued shares with respect to such class or series.

Each share of a series in JPMFMFG represents an equal proportionate interest in that series with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the series. Shareholders have no preemptive rights. All consideration received by JPMFMFG for shares of any series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

Under Maryland law, JPMFMFG is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.

Each share in each series of the Fund represents an equal proportionate interest in that series of the Fund with each other share of that series of the Fund. The shares of each series and class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of JPMFMFG which are not attributable to a specific series or class are allocated among all the series and classes in a manner believed by management of JPMFMFG to be fair and equitable. Shares of each series or class generally vote together, except when required by federal securities laws to vote separately on matters that may affect a particular series or class differently, such as approval of a distribution plan.

PORTFOLIO HOLDINGS DISCLOSURE

As described in the Prospectuses and pursuant to the procedures approved by the Trustees, each business day, a Fund will make available to the public upon request to J.P. Morgan Funds Services or the J.P. Morgan Institutional Funds Service Center (1-800-480-4111 or 1-800-766-7722, as applicable) a complete, uncertified schedule of its portfolio holdings as of the prior business day for the Money Market Funds and as of the last day of that prior month for all other Funds. In addition, from time to time, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

The Funds’ publicly available uncertified, complete list of portfolio holdings information, as described above, may also be provided regularly pursuant to a standing request, such as on a monthly or quarterly basis, to (i) third party service providers, rating and ranking agencies, financial intermediaries, and affiliated persons of the Funds and (ii) clients of the Fund’s Adviser or its affiliates that invest in the Funds or such clients’ consultants. No compensation or other consideration is received by a Fund or the Fund’s Adviser, or any other person for these disclosures.

For a list of the entities that receive the Funds’ portfolio holdings information, the frequency with which it is provided and the length of the lag between the date of the information and the date it is disclosed, see “PORTFOLIO HOLDINGS DISCLOSURE” in Part I of this SAI.

In addition, certain service providers to the Funds or the Adviser, Administrator, Shareholder Servicing Agent or Distributor may for legitimate business purposes receive the Funds’ portfolio holdings information earlier than the time period specified in the applicable prospectus, such as sub-advisers, rating and ranking agencies, pricing services, proxy voting service providers, accountants, attorneys, custodians, securities lending agents, consultants retained to assist in the drafting of management discussion of fund performance in shareholder reports, brokers in connection with Fund transactions and in providing pricing quotations, transfer agents and entities providing CDSC financing (released weekly one day after trade date). When a Fund redeems a shareholder in kind, the shareholder generally receives its proportionate share of the Fund’s portfolio holdings and, therefore, the shareholder and its agent may receive such information earlier than the time period specified in the Prospectuses. Such holdings are

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released on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g., attorney–client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions).

Disclosure of a Fund’s portfolio securities as an exception to the Funds’ normal business practice requires the business unit proposing such exception to identify a legitimate business purpose for the disclosure and to submit the proposal to the Fund’s Treasurer for approval following business and legal review. Additionally, no compensation or other consideration is received by a Fund or the Fund’s Adviser, or any other person for these disclosures. The Funds’ Trustees will review annually a list of such entities that have received such information, the frequency of such disclosures and the business purpose therefor. These procedures are designed to address conflicts of interest between the Funds’ shareholders on the one hand and the Fund’s Adviser or any affiliated person of the Fund or such entities on the other hand by creating a structured review and approval process which seeks to ensure that disclosure of information about the Fund’s portfolio securities is in the best interests of the Fund’s shareholders. There can be no assurance, however, that a Fund’s policies and procedures with respect to the disclosure of portfolio holdings information will prevent the misuse of such information by individuals or firms in possession of such information.

In addition to the foregoing, the portfolio holdings of certain of the Adviser’s separately managed account investment strategies, which are the same or substantially similar to certain of the J.P. Morgan Funds, are made available on a more timely basis than the time period specified in the applicable prospectus. It is possible that any such recipient of these holdings could trade ahead of or against a Fund based on the information received.

Finally, the Funds release information concerning any and all portfolio holdings when required by law. Such releases may include providing information concerning holdings of a specific security to the issuer of such security. With regard to the Money Market Funds, not later than five business days after the end of each calendar month, each Fund will post detailed information regarding its portfolio holdings, as well as its dollar-weighted average maturity and dollar-weighted average life, as of the last day of that month on the J.P. Morgan Funds’ website and provide a link to the SEC website where the most recent twelve months of publicly available information filed by the Fund may be obtained. In addition, not later than five business days after the end of each calendar month, each Money Market Fund will file a schedule of detailed information regarding its portfolio holdings as of the last day of that month with the SEC. These filings will be publicly available on a delayed basis on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and the SEC’s website 60 days after the end of each calendar month. Each business day, each money market will make available upon request an uncertified complete schedule of its portfolio holdings as of the prior business day. In addition, each money market fund may post portfolio holdings on the J.P. Morgan Funds’ website or on other external websites. In addition, on each business day, all money market funds will post their level of weekly liquid assets as of the prior business day and the money market funds (other than tax free and municipal money market funds) will post their level of daily liquid assets as of the prior business day on the J.P. Morgan Funds’ website at www.jpmorganfunds.com. In addition to information on portfolio holdings, no sooner than 10 days after month end, the Funds may post a portfolio characteristics summary to the J.P. Morgan Funds’ website at www.jpmorganfunds.com. In addition, other fund statistical information may be found on the J.P.  Morgan Funds’ website from time to time.

PROXY VOTING PROCEDURES AND GUIDELINES

The Board of Trustees has delegated to the Advisers and their affiliated advisers, proxy voting authority with respect to the Funds’ portfolio securities. To ensure that the proxies of portfolio companies are voted in the best interests of the Funds, the Funds’ Board of Trustees has adopted the Adviser’s detailed proxy voting procedures (the “Procedures”) that incorporate guidelines (“Guidelines”) for voting proxies on specific types of issues.

The Adviser and its affiliated advisers are part of a global asset management organization with the capability to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, the Guidelines are customized for each region to take into account such variations. Separate Guidelines cover the regions of (1) North America, (2) Europe, Middle East, Africa, Central America and South America, (3) Asia (ex-Japan) and (4) Japan, respectively.

Notwithstanding the variations among the Guidelines, all of the Guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, the Adviser and its affiliated advisers will apply the Guidelines of the region in which the issuer of such security is organized. Except as noted below, proxy voting decisions will be made in

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accordance with the Guidelines covering a multitude of both routine and non-routine matters that the Adviser and its affiliated advisers have encountered globally, based on many years of collective investment management experience.

To oversee and monitor the proxy-voting process, the Adviser has established a proxy committee and appointed a proxy administrator in each global location where proxies are voted. The primary function of each proxy committee is to review periodically general proxy-voting matters, review and approve the Guidelines annually, and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues. The procedures permit an independent voting service to perform certain services otherwise carried out or coordinated by the proxy administrator.

Although for many matters the Guidelines specify the votes to be cast, for many others, the Guidelines contemplate case-by-case determinations. In addition, there will undoubtedly be proxy matters that are not contemplated by the Guidelines. For both of these categories of matters and to override the Guidelines, the Procedures require a certification and review process to be completed before the vote is cast. That process is designed to identify actual or potential material conflicts of interest (between the Fund on the one hand, and the Fund’s investment adviser, principal underwriter or an affiliate of any of the foregoing, on the other hand) and ensure that the proxy vote is cast in the best interests of the Fund. A conflict is deemed to exist when the proxy is for JPMorgan Chase & Co. stock or for J.P. Morgan Funds, or when the proxy administrator has actual knowledge indicating that a JPMorgan affiliate is an investment banker or rendered a fairness opinion with respect to the matter that is the subject of the proxy vote. When such conflicts are identified, the proxy will be voted by an independent third party either in accordance with JPMorgan proxy voting guidelines or by the third party using its own guidelines.

When other types of potential material conflicts of interest are identified, the proxy administrator and JPMAM’s Chief Fiduciary Officer will evaluate the potential conflict of interest and determine whether such conflict actually exists, and if so, will recommend how the Adviser will vote the proxy. In addressing any material conflict, the Adviser may take one or more of the following measures (or other appropriate action): removing or “walling off” from the proxy voting process certain Adviser personnel with knowledge of the conflict, voting in accordance with any applicable Guideline if the application of the Guideline would objectively result in the casting of a proxy vote in a predetermined manner, or deferring the vote to or obtaining a recommendation from an third independent party, in which case the proxy will be voted by, or in accordance with the recommendation of, the independent third party.

The following summarizes some of the more noteworthy types of proxy voting policies of the non-U.S. Guidelines:

•

Corporate governance procedures differ among the countries. Because of time constraints and local customs, it is not always possible for the Adviser to receive and review all proxy materials in connection with each item submitted for a vote. Many proxy statements are in foreign languages. Proxy materials are generally mailed by the issuer to the sub-custodian which holds the securities for the client in the country where the portfolio company is organized, and there may not be sufficient time for such materials to be transmitted to the Adviser in time for a vote to be cast. In some countries, proxy statements are not mailed at all, and in some locations, the deadline for voting is two to four days after the initial announcement that a vote is to be solicited and it may not always be possible to obtain sufficient information to make an informed decision in good time to vote.

•

Certain markets require that shares being tendered for voting purposes are temporarily immobilized from trading until after the shareholder meeting has taken place. Elsewhere, notably emerging markets, it may not always be possible to obtain sufficient information to make an informed decision in good time to vote. Some markets require a local representative to be hired in order to attend the meeting and vote in person on our behalf, which can result in considerable cost. The Adviser also considers the cost of voting in light of the expected benefit of the vote. In certain instances, it may sometimes be in the Fund’s best interests to intentionally refrain from voting in certain overseas markets from time to time.

•

Where proxy issues concern corporate governance, takeover defense measures, compensation plans, capital structure changes and so forth, the Adviser pays particular attention to management’s arguments for promoting the prospective change. The Adviser’s sole criterion in determining its voting stance is whether such changes will be to the economic benefit of the beneficial owners of the shares.

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•

The Adviser is in favor of a unitary board structure of the type found in the United Kingdom as opposed to tiered board structures. Thus, the Adviser will generally vote to encourage the gradual phasing out of tiered board structures, in favor of unitary boards. However, since tiered boards are still very prevalent in markets outside of the United Kingdom, local market practice will always be taken into account.

•	The Adviser will use its voting powers to encourage appropriate levels of board independence, taking into account local market practice.

•	The Adviser will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.

•

The Adviser will vote in favor of increases in capital which enhance a company’s long-term prospects. The Adviser will also vote in favor of the partial suspension of preemptive rights if they are for purely technical reasons (e.g., rights offers which may not be legally offered to shareholders in certain jurisdictions). However, the Adviser will vote against increases in capital which would allow the company to adopt “poison pill” takeover defense tactics, or where the increase in authorized capital would dilute shareholder value in the long term.

•

The Adviser will vote in favor of proposals which will enhance a company’s long-term prospects. The Adviser will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defense, or where there is a material reduction in shareholder value.

•	The Adviser will generally vote against anti-takeover devices.

•

Where social or environmental issues are the subject of a proxy vote, the Adviser will consider the issue on a case-by-case basis, keeping in mind at all times the best economic interests of its clients.

The following summarizes some of the more noteworthy types of proxy voting policies of the U.S. Guidelines:

•

The Adviser considers votes on director nominees on a case-by-case basis. Votes generally will be withheld from directors who: (a) attend less than 75% of board and committee meetings without a valid excuse; (b) implement or renew a dead-hand poison pill; (c) are affiliated directors who serve on audit, compensation or nominating committees or are affiliated directors and the full board serves on such committees or the company does not have such committees; or (d) ignore a shareholder proposal that is approved for two consecutive years by a majority of either the shares outstanding or the votes cast.

•

The Adviser votes proposals to classify boards on a case-by-case basis, but normally will vote in favor of such proposal if the issuer’s governing documents contain each of eight enumerated safeguards (for example, a majority of the board is composed of independent directors and the nominating committee is composed solely of such directors).

•	The Adviser also considers management poison pill proposals on a case-by-case basis, looking for shareholder-friendly provisions before voting in favor.

•	The Adviser votes against proposals for a super-majority vote to approve a merger.

•

The Adviser considers proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis, taking into account such factors as the extent of dilution and whether the transaction will result in a change in control.

•

The Adviser votes proposals on a stock option plan based primarily on a detailed, quantitative analysis that takes into account factors such as estimated dilution to shareholders’ equity and dilution to voting power. The Adviser generally considers other management compensation proposals on a case-by-case basis.

•

The Adviser also considers on a case-by-case basis proposals to change an issuer’s state of incorporation, mergers and acquisitions and other corporate restructuring proposals and certain social and environmental issue proposals.

•	The Adviser reviews Say on Pay proposals on a case by case basis with additional review of proposals where the issuer’s previous year’s proposal received a low level of support.

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HCM. The Board of Trustees has delegated to HCM proxy voting authority with respect to portfolio securities of the Highbridge Dynamic Commodities Strategy Fund and the Highbridge Statistical Market Neutral Fund. HCM’s proxy voting policy is as follows (HCM being referred to as the “Firm”):

HCM exercises voting authority over client proxies with one important consideration in mind: to ensure that proxies are voted in the best interests of clients.

Voting by Independent Third Party. HCM has engaged Institutional Shareholder Services, Inc. (“ISS”) to review and vote proxies received by HCM on behalf of certain clients. HCM has confirmed that ISS has the experience, capacity and competence to vote proxies. ISS has represented that it will not provide this service in connection with any proxy concerning a company for which it provides substantial services, or with which it otherwise has a relationship that would preclude it from making recommendations in an impartial manner and in the best interests of the Firm’s clients. The Firm has no affiliation or material business, professional or other relationship with ISS. ISS has also undertaken to inform the HCM Compliance Department of any relationship it has or may have in the future with any company for which ISS proposes to provide proxy voting recommendations (including any compensation received or to be received from such company).

ISS is responsible for making sure proxies are voted in a timely manner. ISS determines how to vote proxies on behalf of clients pursuant to predetermined guidelines and will post its proposed vote on its website. The Firm has access to the ISS website and is able to regularly review a record of the proxies and votes cast.

Portfolio Manager Override. Portfolio Managers requests to vote a particular proxy in a manner that is different from the proposed vote of ISS are required to follow additional procedures to ensure a material conflict of interest does not exist. The Portfolio Manager will be required to confirm that neither they nor HCM (to the best of their knowledge) has a material conflict of interest with the parties involved in the proxy contest.

Material conflicts of interest between HCM, its supervised persons and its clients will be resolved as follows:

•	Where the conflict of interest is among the Firm, the Firm will abstain from changing the ISS vote determination or abstain from voting at all; and

•

Where the conflict of interest is a personal conflict involving the Portfolio Manager, the Portfolio Manager will abstain from the voting decision, and the HCM Compliance Department will determine whether to vote the proxy or allow ISS to vote the proxy.

Recordkeeping. The Firm will retain copies of (i) its proxy voting policies and procedures and all amendments thereto; (ii) records of votes cast by ISS and the Firm on behalf of Clients; (iii) records of Client requests for proxy voting information; (iv) any records relating to the qualification of ISS and how it addresses material conflicts of interest; and (v) records relating to how the Firm addressed material conflicts of interest.

In accordance with regulations of the SEC, the Funds’ proxy voting records for the most recent 12-month period ended June 30 are on file with the SEC and are available on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and are on the SEC’s website at www.sec.gov.

ADDITIONAL INFORMATION

A Trust is not required to hold a meeting of Shareholders for the purpose of electing Trustees except that (i) a Trust is required to hold a Shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of a Trust at a meeting duly called for the purpose, which meeting shall be called and held in accordance with the bylaws of the applicable Trust. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

As used in a Trust’s Prospectuses and in this SAI, “assets belonging to a Fund” means the consideration received by a Trust upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of a Trust not readily identified as belonging to a particular Fund that are allocated to that Fund by a Trust’s

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Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Funds will be the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of a Trust not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of a Trust to particular Funds will be determined by the Board of Trustees of a Trust and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of a Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

As used in this SAI and the Prospectuses, the term “majority of the outstanding voting securities” of the Trust, a particular Fund or a particular class of a Fund means the following when the 1940 Act governs the required approval: the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Trust, such Fund or such class of such Fund, or (b) 67% or more of the shares of the Trust, such Fund or such class of such Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Trust, such Fund or such class of such Fund are represented in person or by proxy. Otherwise, the declaration of trust, articles of incorporation or by-laws usually govern the needed approval and generally require that if a quorum is present at a meeting, the vote of a majority of the shares of the Trust, such Fund or such class of such Fund, as applicable, shall decide the question.

Telephone calls to the Funds, the Funds’ service providers or a Financial Intermediary as Financial Intermediary may be recorded. With respect to the securities offered hereby, this SAI and the Prospectuses do not contain all the information included in the Registration Statements of the Trusts filed with the SEC under the 1933 Act and the 1940 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

Statements contained in this SAI and the Prospectuses concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statements of the Trusts. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectuses and this SAI, in connection with the offer contained therein and, if given or made, such other information or representations must not be relied upon as having been authorized by any of the Trusts, the Funds or JPMDS. The Prospectuses and this SAI do not constitute an offer by any Fund or by JPMDS to sell or solicit any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Funds or JPMDS to make such offer in such jurisdictions.

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APPENDIX A — PURCHASES, REDEMPTIONS AND EXCHANGES

The Funds have established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. The Funds may defer acting on a shareholder’s instructions until it has received them in proper form and in accordance with the requirements described in the Prospectuses.

Subject to the terms of a Fund’s prospectus, an investor may buy (or redeem) shares in certain Funds: (i) through a Financial Intermediary; or (ii) through JPMDS by calling J.P. Morgan Funds Services. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including affiliates of JPMorgan Chase that have entered into an agreement with the Distributor, or, if applicable, an authorized designee of a Financial Intermediary. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, and confirmation that the account registration and address given by such person match those on record, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging, or redeeming shares of such Fund and depositing and withdrawing monies from the bank account specified in the “Bank Account Registration” section of the shareholder’s latest account application or as otherwise properly specified to such Fund in writing. Investors may incur a fee if they effect transactions through a Financial Intermediary.

The Funds may, at their own option, accept securities in payment for shares. The securities delivered in such a transaction are valued in the same manner as they would be valued for purposes of computing a Fund’s NAV, as described in the section entitled “Net Asset Value”. This is a taxable transaction to the shareholder. Purchases by means of in-kind contributions of securities will only be accepted if a variety of conditions are satisfied, in accordance with polices and procedures approved by the Board of Trustees.

Except as provided in a Fund’s prospectus, and subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in-kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV of the shares being sold. If a shareholder received a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash. JPMFMFG has filed an election under 18f-1 under the 1940 Act. The other Trusts have not filed an election under Rule 18f-1. However, the following Funds have previously filed Rule 18f-1 elections: (i) JPMorgan Value Opportunities Fund (formerly, The Growth Fund of Washington, Inc.), (ii) JPMorgan California Tax Free Bond Fund (formerly, J.P. Morgan California Bond Fund), (iii) JPMorgan Tax Aware Equity Fund, (iv) JPMorgan Intermediate Tax Free Bond Fund and JPMorgan New York Tax Free Bond Fund (as former series of Mutual Fund Select Trust), and (v) JPMorgan International Equity Fund (as former series of Mutual Fund Select Group). These elections carry over and commit these Funds to paying redemptions by a shareholder of record in cash, limited during any 90 day period to the lesser of: (i) $250,000 or (ii) one percent of the net asset value of the Fund at the beginning of such period.

Each investor may add to or reduce its investment in a Fund on each day that the New York Stock Exchange (the “Exchange”) is open for business. An investor in a Money Market Fund may add to or reduce its investment in a Money Market Fund on each day that the Exchange is open for business or when a Money Market Fund elects to remain open when the Exchange is closed but the Federal Reserve Bank of New York is open.

The Money Market Funds reserve the right to waive any investment minimum. With respect to Agency, Capital, Institutional Class and Premier Shares, examples of when, in the Money Market Funds’ discretion, exceptions to the minimum requirements may be made include, but are not limited to, the following: (1) accounts of a parent corporation and its wholly-owned subsidiaries may be aggregated together to meet the minimum requirement; (2) accounts held by an institutional investor in any of the Money Market Funds in JPMT I or JPMT II may be aggregated together to meet the minimum requirement; and (3) an institutional investor may be given a reasonable amount of time to reach the investment minimum for a class. For Agency, Institutional Class and Premier Shares, investors must purchase the Shares directly from the J.P. Morgan Funds through JPMDS to potentially be eligible. In each case, the investors must inform the J.P. Morgan Funds (or their Financial Intermediary in the case of Capital Shares or JPMorgan Chase Bank in the case of IM Shares) that they have accounts that they may be eligible for an exception to the investment minimum.

Exchange Privilege. Shareholders may exchange their shares in a Fund for shares of any other J.P. Morgan Fund as indicated in the Prospectuses that offers such share class. The shareholder will not pay a sales charge for such exchange. The Funds reserve the right to limit the number of exchanges or to refuse an exchange. The Funds may discontinue this exchange privilege at any time.

Shares of a Fund may only be exchanged into another Fund if the account registrations are identical. All exchanges are subject to meeting any investment minimum or eligibility requirements. With respect to exchanges from any Money Market Fund, shareholders must have acquired their shares in such money market fund by exchange from one of the J.P. Morgan non-money market funds or the exchange will be done at relative NAV plus the appropriate sales charge. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. All exchanges are based upon the NAV that is next calculated after the Fund receives your order, provided the exchange out of one Fund must occur before the exchange into the other Fund. Therefore, in order for an exchange to take place on the date that the order is submitted, the order must be received prior to the close of both, the Fund that you wish to exchange into and the Fund that you wish to exchange out of, otherwise, the exchange will occur on the following business day on which both Funds are open. A shareholder that exchanges into shares of a Fund that accrues dividends daily, including a money market fund, will not accrue a dividend on the day of the exchange. A shareholder that exchanges out of shares of a Fund that accrues a daily dividend will accrue a dividend on the day of the exchange. Normally, shares of the Fund to be acquired are purchased on the redemption date, but such purchase may be delayed by either Fund for up to five business days if a Fund determines that it would be disadvantaged by an immediate transfer of the proceeds.

Redemptions. In general, shares of a Fund may be exchanged or redeemed at net asset value, less any applicable CDSC. The Trust may suspend the right of redemption or postpone the date of payment for Shares for more than seven days (more than one day for the Prime Money Market Fund and Liquid Assets Money Market Fund) when:

(a)	trading on the Exchange is broadly restricted by the applicable rules and regulations of the SEC;

(b)	the Exchange is closed for other than customary weekend and holiday closing;

(c)	the SEC has by order permitted such suspension; or

(d)	the SEC has declared a market emergency.

In addition, if the Board of Trustees, including a majority of the Independent Trustees, determines that the deviation between a Money Market Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may suspend redemptions and payments in order to facilitate the permanent termination of a Money Market Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Excessive Trading Limits. Market timers may disrupt portfolio management and harm Fund performance. To the extent that a Fund is unable to effectively identify market timers or a Fund does not seek to identify market timers, long-term investors may be adversely affected. The Funds do not authorize market timing and, except for the Funds identified in the Prospectuses, use reasonable efforts to identify market timers. There is no assurance, however, that the Funds will be able to identify and eliminate all market timers. For example, certain accounts include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. For purposes of the application of the excessive trading limitations, J.P. Morgan Funds that invest in other J.P. Morgan Funds will be considered asset allocation programs within the stated exceptions to the excessive trading limits in the Prospectuses.

Additional Information About Class B and Class C Shares. The Distributor pays a commission of 1.00% of the offering price on sales of Class C Shares (other than the Short Duration Bond Fund, the Short-Intermediate Municipal Bond Fund, and the Limited Duration Bond Fund). The Distributor keeps the entire amount of any CDSC the investor pays for Class B and Class C Shares.

If an investor redeems Class C Shares and then uses that money to buy Class C Shares of a J.P. Morgan Fund within 90 days of that redemption, the second purchase will be free of a CDSC. Also, the 12b-1 aging will include the investor’s prior months’ holdings, so that the Financial Intermediary will receive the trail sooner.

Class B Shares of the Funds (excluding the Money Market Funds) automatically convert to Class A Shares (and thus are then subject to the lower expenses borne by Class A Shares) after the period of time specified in the applicable Prospectuses has elapsed since the date of purchase (the “CDSC Period”), together with the pro rata portion of all Class B Shares representing dividends and other distributions paid in additional Class B Shares attributable to the Class B Shares then converting. The conversion of Class B Shares will be effected at the relative net asset value per share of the two classes on the first business day of the month following the eighth anniversary of the original purchase or such other applicable yearly anniversary. If any exchanges of Class B Shares during the CDSC Period occurred, the holding period for the shares exchanged will be counted toward the CDSC Period. At the time of the conversion, the net asset value per share of the Class A Shares may be higher or lower than the net asset value per share of the Class B Shares; as a result, depending on the relative net asset value per share, a shareholder may receive fewer or more Class A Shares than the number of Class B Shares converted.

Class B Shares of the Money Market Funds automatically convert to Morgan Shares (and thus are then subject to the lower expenses borne by Morgan Shares) after the CDSC Period, together with the pro-rata portion of all Class B Shares representing dividends and other distributions paid in additional Class B Shares attributable to the Class B Shares then converting. The conversion of Class B Shares will be effected at the relative net asset value per share of the two classes. If any exchanges of Class B Shares during the CDSC Period occurred, the holding period for the shares exchanged will be counted toward the CDSC Period. At the time of the conversion, the net asset value per share of the Morgan Shares may be higher or lower than the net asset value per share of the Class B Shares; as a result, depending on the relative net asset value per share, a shareholder may receive fewer or more Morgan Shares than the number of Class B Shares converted.

A Fund may require medallion signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to, changes in bank accounts, for any written requests for additional account services made after a shareholder has submitted an initial account application to a Fund, and in certain other circumstances described in the Prospectuses. A Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A medallion signature guarantee may be obtained from an approved bank, broker, savings and loan association or credit union under Rule 17Ad-15 of the Securities Exchange Act.

The Funds reserve the right to change any of these policies at any time and may reject any request to purchase shares at a reduced sales charge.

Investors may incur a fee if they effect transactions through a Financial Intermediary.

Systematic Withdrawal Plan. Systematic withdrawals may be made on a monthly, quarterly or annual basis. The applicable Class B or Class C CDSC will be deducted from those payments unless such payments are made:

(i) monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or

(ii) quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.

If you withdraw more than the limits stated above in any given systematic withdrawal payment, you will be charged a CDSC for the amount of the withdrawal over the limit for that month or quarter.

For accounts that allow systematic withdrawals only as a fixed dollar amount per month or quarter, the applicable Class B or Class C CDSC is waived provided that, on the date of the systematic withdrawal, the fixed dollar amount to be withdrawn, when multiplied by 12 in the case of monthly payments or by four in the case of quarterly payments, does not exceed 10% of your then-current balance in the Fund. If on any given systematic withdrawal date that amount would exceed 10%, you will be charged a CDSC on the entire amount of that systematic withdrawal payment. This calculation is repeated on each systematic withdrawal date.

For accounts that allow systematic withdrawals on a percentage basis, a Class B or Class C CDSC will be charged only on that amount of a systematic payment that exceeds the limits set forth above for that month or quarter.

Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current net asset value for shares of the applicable class.

Cut-Off Times for Purchase, Redemption and Exchange Orders. Orders to purchase, exchange or redeem shares accepted by the Funds (or by a Financial Intermediary authorized to accept such orders on behalf of the Funds) by the cut-off times indicated in the Funds’ Prospectuses will be processed at the NAV next calculated after the order is accepted by the Fund or the Financial Intermediary. Under a variety of different types of servicing agreements, if a Financial Intermediary that is authorized to accept purchase, exchange and/or redemption orders from investors on behalf of the Funds accepts orders prior to the cut-off time for orders stated in the Funds’ Prospectuses, the Financial Intermediary may transmit the orders to the Funds by the deadlines stated in the servicing agreements. The deadlines in the servicing agreements are generally later than the order cut-off times stated in the Funds’ Prospectuses.

APPENDIX B — DESCRIPTION OF RATINGS

The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although the investment adviser considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

Unrated securities will be treated as non-investment grade securities unless the investment adviser determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade, unless otherwise indicated in a Fund’s prospectus or SAI.

DESCRIPTION OF SHORT-TERM CREDIT RATINGS

Standard & Poor’s Corporation (“S&P”)

A S&P’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issuer credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days–including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

A-1	A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1	A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2	A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3	A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C	A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D	A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings

S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Active Qualifiers (Currently applied and/or outstanding)

i: This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The ‘i’ subscript indicates that the rating addresses the interest portion of the obligation only. The ‘i’ subscript will always be used in conjunction with the ‘p’ subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

L: Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

P: This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ subscript indicates that the rating addresses the principal portion of the obligation only. The ‘p’ subscript will always be used in conjunction with the ‘i’ subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi: Ratings with a ‘pi’ subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and are therefore based on less comprehensive information than ratings without a ‘pi’ subscript. Ratings with a ‘pi’ subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

Preliminary: Preliminary ratings, with the “prelim” qualifier, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by S&P’s of appropriate documentation. S&P’s reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

•	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

•

Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with S&P’s policies.

•

Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or postbankruptcy issuer as well as attributes of the anticipated obligation(s).

•

Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in S&P’s opinion, documentation is close to final. Preliminary ratings may also be assigned to these entities’ obligations.

•

Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, S&P’s would likely withdraw these preliminary ratings.

•	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

sf: The (sf) subscript is assigned to all issues and issuers to which a regulation, such as the European Union Regulation on Credit Rating Agencies, requires the assignment of an additional symbol which distinguishes a structured finance instrument or obligor (as defined in the regulation) from any other instrument or obligor. The addition of this subscript to a credit rating does not change the definition of that rating or our opinion about the issue’s or issuer’s creditworthiness.

t: This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

Unsolicited: Unsolicited ratings are those credit ratings assigned at the initiative of S&P’s and not at the request of the issuer or its agents.

Inactive Qualifiers (No longer applied or outstanding)

*: This symbol indicated continuance of the ratings is contingent upon S&P’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c: This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable. Discontinued use in January 2001.

pr: The letters ‘pr’ indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

q: A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r: The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. S&P discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Fitch Ratings (“Fitch”)

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1	HIGHEST SHORT-TERM CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	GOOD SHORT-TERM CREDIT QUALITY. Good intrinsic capacity for timely pament of financial obligations.

F3	FAIR SHORT-TERM CREDIT QUALITY. The intrinsic capacity for timely payment of financial commitments is adequate.

B	SPECULATIVE SHORT-TERM CREDIT QUALITY. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C	HIGH SHORT-TERM DEFAULT RISK. Default is a real possibility.

RD	RESTRICTED DEFAULT. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations. Applicable to entity ratings only.

D	Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

Limitations of the Short-Term Ratings Scale

Specific limitations relevant to the Short-Term Ratings scale include:

•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an obligation default.

•	The ratings do not opine on any quality related to an issuer or transaction’s profile other that the agendy’s opinion on the relative vulnerability to default of the rated issuer or obligation.

Moody’s Investors Service, Inc. (“Moody’s”)

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:	Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long term rating of the issuer, its guarantor or support-provider.

Dominion Bond Rating Service (“DBRS”)

The DBRS short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the subcategories “(high)”, “(middle)”, and “(low)”.

R-1 (high)	Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

R-1 (middle)	Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

R-1 (low)	Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favourable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

R-2 (high)	Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

R-2 (middle)	Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

R-2 (low)	Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

R-3	Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

R-4	Speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

R-5	Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

D	A financial obligation has not been met or it is clear that a financial obligation will not be met in the near future, or a debt instrument has been subject to a distressed exchange. A downgrade to D may not immediately follow an insolvency or restructuring filing as grace periods, other procedural considerations, or extenuating circumstance may exist.

DESCRIPTION OF BANK RATINGS

Moody’s

Moody’s Bank Financial Strength Ratings (BFSRs) represent Moody’s opinion of a bank’s intrinsic safety and soundness and, as such, exclude certain external credit risks and credit support elements that are addressed by Moody’s Bank Deposit Ratings. In addition to commercial banks, Moody’s BFSRs may also be assigned to other types of financial institutions such as multilateral development banks, government-sponsored financial institutions and national development financial institutions.

Unlike Moody’s Bank Deposit Ratings, BSFRs do not address the probability of timely payment. Instead, BSFRs are a measure of the likelihood that a bank will require assistance from third parties such as its owners, its industry group, or official institutions.

BSFRs do not take into account the probability that the bank will receive such external support, nor do they address risks arising from sovereign actions that may interfere with a bank’s ability to honor its domestic or foreign currency obligations.

Factors considered in the assignment of BSFRs include bank-specific elements such as financial fundamentals, franchise value, and business and asset diversification. Although BSFRs exclude the external factors specified above, they do take into account other risk factors in the bank’s operating environment, including the strength and prospective performance of the economy, as well as the structure and relative fragility of the financial system, and the quality of banking regulation and supervision.

A	Banks rated A possess superior intrinsic financial strength. Typically, they will be institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very predictable and stable operating environment.

B	Banks rated B possess strong intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises, good financial fundamentals, and a predictable and stable operating environment.

C	Banks rated C possess adequate intrinsic financial strength. Typically, they will be institutions with more limited but still valuable business franchises. These banks will display either acceptable financial fundamentals within a predictable and stable operating environment, or good financial fundamentals within a less predictable and stable operating environment.

D	Banks rated D display modest intrinsic financial strength, potentially requiring some outside support at times. Such institutions may be limited by one or more of the following factors: a weak business franchise; financial fundamentals that are deficient in one or more respects; or an unpredictable and unstable operating environment.

E	Banks rated E display very modest intrinsic financial strength, with a higher likelihood of periodic outside support or an eventual need for outside assistance. Such institutions may be limited by one or more of the following factors: a weak and limited business franchise; financial fundamentals that are materially deficient in one or more respects; or a highly unpredictable or unstable operating environment.

Where appropriate, a “+” modifier will be appended to ratings below the “A” category and a “-” modifier will be appended to ratings above the “E” category to distinguish those banks that fall in the higher and lower ends, respectively, of the generic rating category.

DESCRIPTION OF LONG-TERM CREDIT RATINGS

S&P

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

•	Likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA	An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C	A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D	An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus(+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR	This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Moody’s

Long-Term Obligation Ratings

Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Moody’s applies numerical modifiers, 1, 2, and 3 to each generic rating classified from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.

AAA	HIGHEST CREDIT QUALITY. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	VERY HIGH CREDIT QUALITY. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	HIGH CREDIT QUALITY. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB	GOOD CREDIT QUALITY. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for timely payment of financial commitments is considered adequate but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.

BB	SPECULATIVE. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B	HIGHLY SPECULATIVE. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC	SUBSTANTIAL CREDIT RISK. Default is a real possibility.

CC	VERY HIGH LEVELS OF CREDIT RISK. Default of some kind appears probable.

C	EXCEPTIONALLY HIGH LEVELS OF CREDIT RISK. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

•	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

•	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

•	Fitch otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a coercive debt exchange.

RD	RESTRICTED DEFAULT. ‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

•	the selective payment default on a specific class or currency of debt;

•

the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

•	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

•	execution of a coercive debt exchange on one or more material financial obligations.

D	DEFAULT. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.

Limitations of the Issuer Credit Rating Scale:

Specific limitations relevant to the issuer credit rating scale include:

•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an issuer default.

•	The ratings do not opine on the suitability of an issuer as a counterparty to trade credit.

•	The ratings do not opine on any quality related to an issuer’s business, operational or financial profile other than the agency’s opinion on its relative vulnerability to default.

DBRS

Long-Term Obligations

The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligations has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category.

AAA	Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

AA	Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.

A	Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.

BBB	Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

BB	Speculative, non investment-grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

B	Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

CCC/CC/C	Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the C category.

D	A financial obligation has not been met or it is clear that a financial obligation will not be met in the near future or a debt instrument has been subject to a distressed exchange. A downgrade to D may not immediately follow an insolvency or restructuring filing as grace periods or extenuating circumstances may exist.

DESCRIPTION OF INSURANCE RATINGS

Moody’s

Insurance Financial Strength Ratings

Moody’s Insurance Financial Strength Ratings are opinions of the ability of insurance companies to repay punctually senior policyholder claims and obligations. Specific obligations are considered unrated unless they are individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company.

Insurance Financial Strength Ratings, shown in connection with property/casualty groups, represent the ratings of individual companies within those groups, as displayed in Moody’s insurance industry ratings list. The rating of an individual property/casualty company may be based on the benefit of its participation in an intercompany pooling agreement. Pooling agreements may or may not provide for continuation of in-force policyholder obligations by pool members in the event that the property/casualty insurer is sold to a third party or otherwise removed from the pooling agreement.

Moody’s assumes in these ratings that the pooling agreement will not be modified by the members of the pool to reduce the benefits of pool participation, and that the insurer will remain in the pool. Moody’s makes no representation or warranty that such pooling agreement will not be modified over time, nor does Moody’s opine on the probability that the rated entity may be sold or otherwise removed from the pooling agreement.

Long-Term Insurance Financial Strength Ratings

Moody’s rating symbols for Insurance Financial Strength Ratings are identical to those used to indicate the credit quality of long-term obligations. These rating gradations provide investors with a system for measuring an insurance company’s ability to meet its senior policyholder claims and obligations.

Aaa	Insurance companies rated in this category offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa	Insurance companies rated Aa offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high-grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A	Insurance companies rated A offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa	Insurance companies rated Baa offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba	Insurance companies rated Ba offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

B	Insurance companies rated B offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa	Insurance companies rated Caa offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca	Insurance companies rated Ca offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C	Insurance companies rated C are the lowest-rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Insurance Financial Strength Ratings

Short-Term Insurance Financial Strength Ratings are opinions of the ability of the insurance company to repay punctually its short-term senior policyholder claims and obligations. The ratings apply to senior policyholder obligations that mature or are payable within one year or less.

Specific obligations are considered unrated unless individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company.

P-1	Insurers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term policyholder claims and obligations.

P-2	Insurers (or supporting institutions) rated Prime-2 have a strong ability for repayment of senior short-term policyholder claims and obligations.

P-3	Insurers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term policyholder claims and obligations.

NP	Insurers (or supporting institutions) rated Not Prime (NP) do not fall within any of the Prime rating categories.

When ratings are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parenthesis beneath the name of the insurer, or there is a footnote referring to the name or names of the supporting entity or entities.

In assigning ratings to such insurers, Moody’s evaluates the financial strength of the affiliated insurance companies, commercial banks, corporations, foreign governments, or other entities, but only as one factor in the total rating assessment. Moody’s makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement.

S&P

Insurer Financial Strength Rating Definitions

A S&P’s insurer financial strength rating is a forward-looking opinion about the financial security characteristics of an insurance organization with respect to its ability to pay under its insurance policies and contracts in accordance with their terms. Insurer financial strength ratings are also assigned to health maintenance organizations and similar health plans with respect to their ability to pay under their policies and contracts in accordance with their terms.

This opinion is not specific to any particular policy or contract, nor does it address the suitability of a particular policy or contract for a specific purpose or purchaser. Furthermore, the opinion does not take into account deductibles, surrender or cancellation penalties, timeliness of payment, nor the likelihood of the use of a defense such as fraud to deny claims. For organizations with cross-border or multinational operations, including those conducted by subsidiaries or branch offices, the ratings do not take into account potential that may exist for foreign exchange restrictions to prevent financial obligations from being met.

Insurer financial strength ratings do not refer to an organization’s ability to meet nonpolicy (i.e. debt) obligations. Assignment of ratings to debt issued by insurers or to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of insurer financial strength ratings, and follows procedures consistent with issue credit rating definitions and practices. An insurer financial strength rating is not a recommendation to purchase or discontinue any policy or contract issued by an insurer.

Long-Term Insurer Financial Strength Ratings

An insurer rated ‘BBB’ or higher is regarded as having financial security characteristics that outweigh any vulnerabilities, and is highly likely to have the ability to meet financial commitments.

AAA	An insurer rated ‘AAA’ has extremely strong financial security characteristics. ‘AAA’ is the highest insurer financial strength rating assigned by S&P.

AA	An insurer rated ‘AA’ has very strong financial security characteristics, differing only slightly from those rated higher.

A	An insurer rated ‘A’ has strong financial security characteristics, but is somewhat more likely to be affected by adverse business conditions than are insurers with higher ratings.

BBB	An insurer rated ‘BBB’ has good financial security characteristics, but is more likely to be affected by adverse business conditions than are higher-rated insurers.

An insurer rated ‘BB’ or lower is regarded as having vulnerable characteristics that may outweigh its strengths; ‘BB’ indicates the least degree of vulnerability within the range; ‘CC’ the highest.

BB	An insurer rated ‘BB’ has marginal financial security characteristics. Positive attributes exist, but adverse business conditions could lead to insufficient ability to meet financial commitments.

B	An insurer rated ‘B’ has weak financial security characteristics. Adverse business conditions will likely impair its ability to meet financial commitments.

CCC	An insurer rated ‘CCC’ has very weak financial security characteristics, and is dependent on favorable business conditions to meet financial commitments.

CC	An insurer rated ‘CC’ has extremely weak financial security characteristics and is likely not to meet some of its financial commitments.

R	An insurer rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision, the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. The rating does not apply to insurers subject only to nonfinancial actions such as market conduct violations.

NR	An insurer designated ‘NR’ is not rated, which implies no opinion about the insurer’s financial security.

Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Fitch

Insurer Financial Strength Ratings

The Insurer Financial Strength (IFS) Rating provides an assessment of the financial strength of an insurance organization. The IFS Rating is assigned to the insurance company’s policyholder obligations, including assumed reinsurance obligations and contract holder obligations, such as guaranteed investment contracts. The IFS Rating reflects both the ability of the insurer to meet these obligations on a timely basis, and expected recoveries received by claimants in the event the insurer stops making payments or payments are interrupted, due to either the failure of the insurer or some form of regulatory intervention. In the context of the IFS Rating, the timeliness of payments is considered relative to both contract and/or policy terms but also recognizes the possibility of reasonable delays caused by circumstances common to the insurance industry, including claims reviews, fraud investigations and coverage disputes.

The IFS Rating does not encompass policyholder obligations residing in separate accounts, unit-linked products or segregated funds, for which the policyholder bears investment or other risks. However, any guarantees provided to the policyholder with respect to such obligations are included in the IFS Rating.

Expected recoveries are based on the agency’s assessments of the sufficiency of an insurance company’s assets to fund policyholder obligations, in a scenario in which payments have ceased or been interrupted. Accordingly, expected recoveries exclude the impact of recoveries obtained from any government sponsored guaranty or policyholder protection funds. Expected recoveries also exclude the impact of collateralization or security, such as letters of credit or trusteed assets, supporting select reinsurance obligations.

IFS Ratings can be assigned to insurance and reinsurance companies in any insurance sector, including the life & annuity, non-life, property/casualty, health, mortgage, financial guaranty, residual value and title insurance sectors, as well as to managed care companies such as health maintenance organizations.

The IFS Rating does not address the quality of an insurer’s claims handling services or the relative value of products sold.

The IFS Rating uses the same symbols used by the agency for its International and National credit ratings of long-term or short-term debt issues. However, the definitions associated with the ratings reflect the unique aspects of the IFS Rating within an insurance industry context.

Obligations for which a payment interruption has occurred due to either the insolvency or failure of the insurer or some form of regulatory intervention will generally be rated between ‘B’ and ‘C’ on the Long-Term IFS Rating scales (both International and National). International Short-Term IFS Ratings assigned under the same circumstances will align with the insurer’s International Long-Term IFS Rating.

Long-Term International IFS Ratings

The following rating scale applies to foreign currency and local currency ratings. Ratings of ‘BBB-’ and higher are considered to be “secure”, and those of ‘BB+’ and lower are considered to be “vulnerable”.

AAA	EXCEPTIONALLY STRONG. ‘AAA’ IFS Ratings denote the lowest expectation of ceased or interrupted payments. They are assigned only in the case of exceptionally strong capacity to meet policyholder and contract obligations. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	VERY STRONG. ‘AA’ IFS Ratings denote a very low expectation of ceased or interrupted payments. They indicate very strong capacity to meet policyholder and contract obligations. This capacity is not significantly vulnerable to foreseeable events.

A	STRONG. ‘A’ IFS Ratings denote a low expectation of ceased or interrupted payments. They indicate strong capacity to meet policyholder and contract obligations. This capacity may, nonetheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB	GOOD. ‘BBB’ IFS Ratings indicate that there is currently a low expectation of ceased or interrupted payments. The capacity to meet policyholder and contract obligations on a timely basis is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impact this capacity.

BB	MODERATELY WEAK. ‘BB’ IFS Ratings indicate that there is an elevated vulnerability to ceased or interrupted payments, particularly as the result of adverse economic or market changes over time. However, business or financial alternatives may be available to allow for policyholder and contract obligations to be met in a timely manner.

B

WEAK. ‘B’ IFS Ratings indicate two possible conditions. If obligations are still being met on a timely basis, there is significant risk that ceased or interrupted payments could occur in the future, but a limited margin of safety remains. Capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment, and favorable market conditions. Alternatively, a ‘B’ IFS Rating is assigned to obligations that have experienced ceased or interrupted payments, but with the potential for extremely high recoveries. Such obligations would possess a recovery assessment of ‘RR1’ (Outstanding).

CCC,	VERY WEAK. ‘CCC’ IFS Ratings indicate two possible conditions. If obligations are still being met on a timely basis, there is a real possibility that ceased or interrupted payments could occur in the future. Capacity for continued timely payments is solely reliant upon a sustained, favorable business and economic environment, and favorable market conditions. Alternatively, a ‘CCC’ IFS Rating is assigned to obligations that have experienced ceased or interrupted payments, and with the potential for average to superior recoveries. Such obligations would possess a recovery assessment of ‘RR2’ (Superior), ‘RR3’ (Good), and ‘RR4’ (Average).

CC	EXTREMELY WEAK. ‘CC’ IFS Ratings indicate two possible conditions. If obligations are still being met on a timely basis, it is probable that ceased or interrupted payments will occur in the future. Alternatively, a ‘CC’ IFS Rating is assigned to obligations that have experienced ceased or interrupted payments, with the potential for average to below-average recoveries. Such obligations would possess a recovery assessment of ‘RR4’ (Average) or ‘RR5’ (Below Average).

C	DISTRESSED. ‘C’ IFS Ratings indicate two possible conditions. If obligations are still being met on a timely basis, ceased or interrupted payments are imminent. Alternatively, a ‘C’ IFS Rating is assigned to obligations that have experienced ceased or interrupted payments, and with the potential for below average to poor recoveries. Such obligations would possess a recovery assessment of ‘RR5’ (Below Average) or ‘RR6’ (Poor).

“+” or “-” may be appended to a rating to indicate the relative position of a credit within the rating category. Such suffixes are not added to ratings in the ‘AAA’ category or to ratings below the ‘B’ category.

Short-Term IFS Ratings

A Short-Term Insurer Financial Strength Rating (ST-IFS Rating) provides an assessment of the near-term financial health of an insurance organization, and its capacity to meet senior obligations to policyholders and contract-holders that would be expected to be due within one year. The analysis supporting the ST-IFS Rating encompasses all of the factors considered within the context of the IFS Rating, but with greater weighting given to an insurer’s near-term liquidity, financial flexibility and regulatory solvency characteristics, and less weight given to longer-term issues such as competitiveness and earnings trends.

The agency will only assign a ST-IFS Rating to insurers that also have been assigned an IFS Rating. Currently, ST-IFS Ratings are used primarily by U.S. life insurance companies that sell short-term funding agreements.

The ST-IFS Rating uses the same international ratings scale used by the agency for short-term debt and issuer ratings.

F1	Insurers are viewed as having a strong capacity to meet their near-term obligations. When an insurer rated in this rating category is designated with a (+) sign, it is viewed as having a very strong capacity to meet near-term obligations.

F2	Insurers are viewed as having a moderately strong capacity to meet their near-term obligations.

F3	Insurers are viewed as having an adequate capacity to meet their near-term obligations.

B	Insurers are viewed as having a weak capacity to meet their near-term obligations.

C	Insurers are viewed as having a very weak capacity to meet their near-term obligations.

Recovery Ratings

Recovery Ratings are assigned to selected individual securities and obligations. These currently are published for most individual obligations of corporate issuers with IDRs in the ‘B’ rating category and below, and for most distressed or defaulted structured finance obligations rated “CCC” or below.

Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.

The Recovery Rating scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral. For structured finance, Recovery Ratings are designed to estimate recoveries on a forward-looking basis while taking into account the time value of money.

Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery. As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages, but actual recoveries for a given security may deviate materially from historical averages.

RR1	OUTSTANDING RECOVERY PROSPECTS GIVEN DEFAULT. ‘RR1’ rated securities have characteristics consistent with securities historically recovering 91%–100% of current principal and related interest.

RR2	SUPERIOR RECOVERY PROSPECTS GIVEN DEFAULT. ‘RR2’ rated securities have characteristics consistent with securities historically recovering 71%–90% of current principal and related interest.

RR3	GOOD RECOVERY PROSPECTS GIVEN DEFAULT. ‘RR3’ rated securities have characteristics consistent with securities historically recovering 51%–70% of current principal and related interest.

RR4	AVERAGE RECOVERY PROSPECTS GIVEN DEFAULT. ‘RR4’ rated securities have characteristics consistent with securities historically recovering 31%–50% of current principal and related interest.

RR5	BELOW AVERAGE RECOVERY PROSPECTS GIVEN DEFAULT. ‘RR5’ rated securities have characteristics consistent with securities historically recovering 11%–30% of current principal and related interest.

RR6	POOR RECOVERY PROSPECTS GIVEN DEFAULT. ‘RR6’ rated securities have characteristics consistent with securities historically recovering 0%–10% of current principal and related interest.

Limitations of the Recovery Ratings Scale

Specific limitations relevant to the Recovery Ratings scale include:

•	The ratings do not predict a specific percentage of recovery should a default occur.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•

The ratings do not opine on any quality related to an issuer or transaction’s profile other than the agency’s opinion on the relative loss severity of the rated obligation should the obligation default.

Recovery Ratings, in particular, reflect a fundamental analysis of the underlying relationship between financial claims on an entity or transaction and potential sources to meet those claims. The size of such sources and claims is subject to a wide variety of dynamic factors outside the agency’s analysis, which will influence actual recovery rates.

DESCRIPTION OF SHORT-TERM MUNICIPAL BOND RATINGS

Moody’s

Short-Term Obligation Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2	This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	This designation denotes speculative-quality credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1	This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2	This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3	This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG	This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

S&P

Muncipal Short-Term Note Ratings

A S&P’s U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:

•	Amortization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

DESCRIPTION OF PREFERRED STOCK RATINGS

DBRS

Preferred Share Rating Scale

The DBRS preferred share rating scale is used in the Canadian securities market and is meant to give an indication of the risk that a borrower will not fulfill its full obligations in a timely manner, with respect to both dividend and principal commitments. Every DBRS rating is based on quantitative and qualitative considerations relevant to the borrowing entity. Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the middle of the category. This scale may also apply to certain hybrid securities, in which case references to dividend throughout will reflect interest commitments of the hybrid security.

Pfd-1	Preferred shares rated Pfd-1 are of superior credit quality, and are supported by entities with strong earnings and balance sheet characteristics. Pfd-1 securities generally correspond with companies whose senior bonds are rated in the AAA or AA categories. As is the case with all rating categories, the relationship between senior debt ratings and preferred share ratings should be understood as one where the senior debt rating effectively sets a ceiling for the preferred shares issued by the entity. However, there are cases where the preferred share rating could be lower than the normal relationship with the issuer’s senior debt rating.

Pfd-2	Preferred shares rated Pfd-2 are of satisfactory credit quality. Protection of dividends and principal is still substantial, but earnings, the balance sheet, and coverage ratios are not as strong as Pfd-1 rated companies. Generally, Pfd-2 ratings correspond with companies whose senior bonds are rated in the “A” category.

Pfd-3	Preferred shares rated Pfd-3 are of adequate credit quality. While protection of dividends and principal is still considered acceptable, the issuing entity is more susceptible to adverse changes in financial and economic conditions, and there may be other adverse conditions present which detract from debt protection. Pfd-3 ratings generally correspond with companies whose senior bonds are rated in the higher end of the BBB category.

Pfd-4	Preferred shares rated Pfd-4 are speculative, where the degree of protection afforded to dividends and principal is uncertain, particularly during periods of economic adversity. Companies with preferred shares rated Pfd-4 generally coincide with entities that have senior bond ratings ranging from the lower end of the BBB category through the BB category.

Pfd-5	Preferred shares rated Pfd-5 are highly speculative and the ability of the entity to maintain timely dividend and principal payments in the future is highly uncertain. Entities with a Pfd-5 rating generally have senior bond ratings of B or lower. Preferred shares rated Pfd-5 often have characteristics that, if not remedied, may lead to default.

D	A security rated D implies the dividend or principal payment is in default per the legal documents, the issuer has made it clear that this will be the case in the near future or in certain cases, that there has been a distressed exchange. As such, the non payment of a dividend does not necessarily give rise to the assignment of a D rating. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue until such time as the rating is discontinued or reinstated by DBRS.

PART C

Item 28.	Exhibits

(a)(1)	Certificate of Trust dated November 12, 2004. Incorporated by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post- Effective Amendment No. 69 as filed on February 18, 2005 (Accession Number 0001193125-05-032909).

(a)(2)	Declaration of Trust dated November 5, 2004. Incorporated by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in post- Effective Amendment No. 69 as filed on February 18, 2005 (Accession number 0001193125-05-032909).

(a)(3)	Amended Schedule B, dated April 30, 2013, to the Declaration of Trust dated November 5, 2004. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 26, 2013 (Accession Number 0001193125-13-272103).

(b)(1)	Amended and Restated By-Laws dated December 31, 2012. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2013 (Accession Number 0001193125-13-080018).

(c)	Instrument defining rights of shareholders incorporated by reference to Exhibits (a)(2) and (b).

(d)(1)	Amended and Restated Investment Advisory Agreement dated as of August 12, 2004 between Registrant and Banc One Investment Advisors Corporation (renamed JPMorgan Investment Advisors Inc. as of February 19, 2005). Incorporated by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post- Effective Amendment No. 68 as filed on October 27, 2004 (Accession Number 0001193125-04-179370).

(d)(2)	Form of Revised Schedule A dated as of April 30, 2013 to the Amended and Restated Investment Advisory Agreement between Registrant and Banc One Investment Advisors Corporation (renamed JPMorgan Investment Advisors Inc. as of February 19, 2005). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 26, 2013 (Accession Number 0001193125-13-272103).

(d)(2)(a)	Amendment to Investment Advisory Agreement between JPMorgan Trust II and JPMIA, dated as of December 31, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000327).

(d)(3)	Reserved.

(d)(4)	Reserved.

(d)(5)	Investment Advisory Agreement dated as of September 30, 2004 by and between Registrant and Security Capital Research and Management Incorporated with respect to the U. S. Real Estate Fund. Incorporated by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 68 as filed on October 27, 2004 (Accession Number 0001193125-04-179370).

(d)(6)	Investment Advisory Agreement made as of August 12, 2004 between Registrant and J.P. Morgan Investment Management Inc. with respect to International Equity Index Fund. Incorporated by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 68 as filed on October 27, 2004 (Accession Number 0001193125-04-179370).

(d)(7)	Amended and Restated Schedule A to the Investment Advisory Agreement between JPMorgan Trust II and JPMorgan Investment Advisors Inc. (amended as of June 26, 2006). Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 84 as filed on August 30, 2006 (Accession Number 0001145443-06-002835).

(e)(1)	Distribution Agreement between Registrant and JPMorgan Distribution Services, Inc., effective February 19, 2005. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125- 05-086890).

(e)(2)	Amendment to the Distribution Agreement, including Schedule A, dated May 1, 2005. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 84 as filed on August 30, 2006 (Accession Number 0001145443-06-002835).

(e)(3)	Form of Amended Schedule B to the Distribution Agreement, amended as of May 16, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 26, 2013 (Accession Number 0001193125-13-272103).

(e)(4)	Form of Amended Schedule C to the Distribution Agreement, amended as of May 16, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 26, 2013 (Accession Number 0001193125-13-272103).

(e)(5)	Form of Amended Schedule D to the Distribution Agreement, amended as of May 16, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 26, 2013 (Accession Number 0001193125-13-272103).

(e)(6)	Form of Amended Schedule E to the Distribution Agreement, amended as of April 30, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 26, 2013 (Accession Number 0001193125-13-272103).

(e)(7)	Form of Amended Schedule F to the Distribution Agreement, amended as of May 16, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 26, 2013 (Accession Number 0001193125-13-272103).

(f)	Form of Deferred Compensation Plan for Eligible Trustees of the Trust, as Amended and Restated January 1, 2008 and August 19, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000327).

(g)(1)(a)	Amended and Restated Global Custody and Fund Accounting Agreement dated September 1, 2010, between JPMorgan Chase Bank, N.A. and the entities named in Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 28, 2010 (Accession Number 0001145443-10-002213).

(g)(1)(b)	Form of Amended Schedule A to the Amended and Restated Global Custody and Fund Accounting Agreement (amended as of May 16, 2013). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 26, 2013 (Accession Number 0001193125-13-272103).

(h)(1)(a)	Administration Agreement between Registrant and JPMorgan Funds Management, Inc., effective February 19, 2005. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125- 05-086890).

(h)(1)(b)	Amendment, including amended Schedule A, dated May 1, 2006, to the Administration Agreement. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 84 as filed on August 30, 2006 (Accession Number 0001145443-06-002835).

(h)(1)(c)	Form of Amended Schedule B to the Administration Agreement (amended as of May 16, 2013). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 26, 2013 (Accession Number 0001193125-13-272103).

(h)(2)(a)	Transfer Agency Agreement between Registrant and Boston Financial Data Services, Inc. (“BFDS”), effective September 1, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 28, 2009 (Accession Number 0001145443-09-002629).

(h)(2)(b)	Form of Appendix A-1 to the Transfer Agency Agreement, dated May 16, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 26, 2013 (Accession Number 0001193125-13-272103).

(h)(2)(c)	Amendment to Transfer Agency Agreement, dated February 17, 2011. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 19, 2011 (Accession Number 0001193125-11-227304).

(h)(2)(d)	Addendum to Transfer Agency Agreement between the Trust and BFDS, dated as of March 1, 2012. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 26, 2012 (Accession Number 0001193125-12-184358).

(h)(2)(e)	Amendment to Transfer Agency Agreement between the Trust and BFDS, dated as of March 30, 2012. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 26, 2012 (Accession Number 0001193125-12-184358).

(h)(3)(a)	Shareholder Servicing Agreement, effective February 19, 2005, between Registrant and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125-05-086890).

(h)(3)(b)	Form of Amended Schedule B to the Shareholder Servicing Agreement (amended as of May 16, 2013). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 26, 2013 (Accession Number 0001193125-13-272103).

(h)(4)(a)	Securities Lending Agreement, Amended and Restated February 9, 2010, between the Registrant and JPMorgan Chase Bank, N.A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000327).

(h)(4)(b)	Amended to Securities Lending Agreement, Amended and Restated, effective as of March 1, 2011, between the Registrant and JPMorgan Chase Bank, N.A. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on April 26, 2011 (Accession Number 0001193125-11-109388).

(h)(4)(c)	Amended and Restated Securities Lending Agency Agreement, effective March 1, 2011, between the Registrant and The Goldman Sachs Bank USA. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on April 26, 2011 (Accession Number 0001193125-11-109388).

(h)(4)(c)(i)	Schedule 2, revised February 1, 2012, to the Amended and Restated Securities Lending Agreement between the Registrant and the Goldman Sachs Bank USA. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2012 (Accession Number 0001193125-12-081063).

(h)(4)(c)(ii)	Schedule A to the Amended and Restated Securities Lending Agreement between the Registrant and the Goldman Sachs Bank USA. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 19, 2011 (Accession Number 0001193125-11-227304).

(h)(4)(d)	Amended and Restated The Third Party Securities Lending Agreement, effective March 1, 2011, between the Registrant and The Goldman Sachs Bank USA. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on April 26, 2011 (Accession Number 0001193125-11-109388).

(h)(5)	Indemnification Agreement dated August 10, 2004. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125-05-086890).

(h)(6)	Form of Trust Fund/SERV Agreement used by JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filled with the Securities and Exchange Commission on October 25, 2012 (Accession 0001193123-12-435217).

(h)(7)	Form of Sub Transfer Agency Agreement between the Recordkeeper and the Registrant. Incorporated herein by reference to the Registrant’s Registration Statement as filled with the Securities and Exchange Commission on October 25, 2012 (Accession 0001193123-12-435217).

(h)(8)	Form of Service Agreement between the Financial Intermediary and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filled with the Securities and Exchange Commission on October 25, 2012 (Accession 0001193123-12-435217).

(h)(9)	Form of Mutual Fund Sales Agreement between the Financial Intermediary and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filled with the Securities and Exchange Commission on October 25, 2012 (Accession 0001193123-12-435217).

(h)(10)	Form of Bilateral Networking Agreement among Registrant, JPMorgan Distribution Services, Inc. and the Financial Intermediary. Incorporated herein by reference to the Registrant’s Registration Statement as filled with the Securities and Exchange Commission on October 25, 2012 (Accession 0001193123-12-435217).

(h)(11)	Fee Waiver Agreement for the R Class shares of the JPMorgan Trust II funds listed on Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 85 as filed on October 27, 2006 (Accession Number 0001145443-06-003260).

(h)(12)	Fee Waiver Agreement for the JPMorgan Trust II funds listed on Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 85 as filed on October 27, 2006 (Accession Number 0001145443-06-003260).

(h)(13)

Form of JPMOS Service Agreement and Sales Agreement for JPMorgan Money Market Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filled with the Securities and Exchange Commission on October 25, 2012 (Accession 0001193123-12-435217).

(h)(14)	Form of Fee Waiver Agreement for the JPMorgan International Equity Index Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2013 (Accession Number 0001193125-13-080018).

(h)(15)	Form of Amendment to the JPMorgan Trust II Funds Fee Waiver Agreement. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 86 as filed on February 27, 2007 (Accession Number 0001145443-07-000492).

(h)(16)	Form of Fee Waiver Agreement for the JPMorgan U.S. Real Estate Fund. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on April 26, 2013 (Accession Number 0001193125-13-176940).

(h)(17)	Form of Fee Waiver Agreement, dated July 1, 2013, for the FYE 2/28 Funds listed on Schedule A thereto. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 26, 2013 (Accession Number 0001193125-13-272103).

(h)(18)	Form of Fee Waiver Agreement for the FYE 6/30 Funds listed on Schedule A, thereto, dated November 1, 2012. Incorporated herein by reference to the Registrant’s Registration Statement as filled with the Securities and Exchange Commission on October 25, 2012 (Accession 0001193123-12-435217).

(h)(19)	Form of Fee Waiver for the Class R2 Shares Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 28, 2008 (Accession Number 0001145442-08-002494).

(h)(20)	Form of Fee Waiver for the E*TRADE Shares for the JPMorgan Liquid Assets Money Market Fund. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on August 28, 2008 (Accession Number 0001145443-08-002494).

(h)(21)	Form of Fee Waiver for the Class R2 Shares for the JPMorgan U.S. Real Estate Fund. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on August 28, 2008 (Accession Number 0001145443-08-002494).

(h)(22)	Form of Fee Waiver for the Service Shares for the JPMorgan U.S. Treasury Plus Money Market Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 16, 2008 (Accession Number 0001145442-08-002755).

(h)(23)	Form of Fee Waiver for JPMorgan Large Cap Growth Fund, Class R5 Shares. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 13, 2009 (Accession Number 001145443-09-000187).

(h)(24)	Form of Fee Waiver for New Classes for the JPMorgan Short Term Municipal Bond Fund, and JPMorgan Core Plus Bond Fund and JPMorgan Diversified Mid Cap Growth Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 20, 2009 (Accession Number 0001145443-09-000542).

(h)(25)	Form of Fee Waiver Agreement for Class R6 Shares of J.P. Morgan Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 29, 2010 (Accession Number 0001145443-10-002656).

(h)(26)	Form of Fee Waiver Agreement for Class R2 and Class R5 Shares of JPMorgan Equity Income Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 22, 2010 (Accession Number 000193125-10-286706).

(h)(27)	Form of Fee Waiver Agreement for Class R5 and Class R6 Shares of the JPMorgan Mid Cap Growth Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 19, 2011 (Accession Number 0001193125-11-227304).

(h)(28)	Form of Fund of Funds Service Agreement. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 27, 2011 (Accession Number 0001193125-11-284305).

(h)(29)	Form of Administrative Sub-Accounting Agreement. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 27, 2011 (Accession Number 0001193125-11-284305).

(h)(30)	Form of JPMOS Sales Agreement - JPMorgan Money Market Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 27, 2011 (Accession Number 0001193125-11-284305).

(h)(31)	Form of Fee Waiver for Class R6 Shares of the JPMorgan Equity Income Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 16, 2011 (Accession Number 0001193125-11-313936).

(h)(32)	Form of Fee Waiver Agreement for Eagle Class Shares of JPMorgan U.S. Government Money Market Fund and JPMorgan U.S. Treasury Plus Money Market Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 27, 2011 (Accession Number 0001193125-11-352974).

(h)(32)	Form of Fee Waiver Agreement for JPMorgan High Yield Fund, dated September 1, 2012. Incorporated herein by reference to the Registrant’s Registration Statement as filled with the Securities and Exchange Commission on October 23, 2012 (Accession 0001193123-12-435217).

(i)	Opinion and consent of counsel. Filed herewith.

(j)(1)	Consent of independent registered public accounting firm. Filed herewith.

(k)	None

(l)	Purchase Agreement dated July 18, 1985, between Registrant and Physicians Insurance Company of Ohio is incorporated by reference to Exhibit (13) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant’s Registration Statement on Form N-1A.

(m)(1)	Combined Amended and Restated Distribution Plan. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 73 to the Registration Statement on September 23, 2005 (Accession Number 0001193125-05-190523).

(m)(2)	Schedule B to the Combined Amended and Restated Distribution Plan, amended as of February 14, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2013 (Accession Number 0001193125-13-080018).

(n)(1)	Combined Amended and Restated Rule 18f-3 Multi-Class Plan, including Exhibit A, amended as of June 19, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 26, 2013 (Accession Number 0001193125-13-272103).

(n)(2)	Exhibit B, amended as of June 14, 2013, to the Combined Amended and Restated Rule 18f-3 Multi-Class Plan. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 26, 2013 (Accession Number 0001193125-13-272103).

(p)(1)	Code of Ethics for the Trust (as updated April 28, 2009). Incorporated herein by referenced to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on June 29, 2009 (Accession Number 0001145443-09-001624).

(p)(2)	Code of Ethics of J.P. Morgan Investment Management Inc. and Security Capital Research and Management Incorporated, Effective February 5, 2005, (Revised April 4, 2013). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 26, 2013 (Accession Number 0001193125-13-272103).

(p)(3)	Code of Ethics for JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) as of February 19, 2005) is incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 68 (filed December 16, 2004) to the Registrant’s Registration Statement on Form N-1A.

(99)(a)	Powers of Attorney for the Trustees. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on April 26, 2013 (Accession Number 0001193125-13-176940.

(99)(b)	Power of Attorney for Patricia A. Maleski. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 31, 2012 (Accession Number 0001193125-12-253787).

(99)(c)	Power of Attorney for Joy C. Dowd. Incorporated herein by reference to the Registrant’s Registration Statement as filled with the Securities and Exchange Commission on October 23, 2012 (Accession 0001193123-12-435217).

Item 29.	Persons Controlled by or under Common Control with Registrant

As of the effective date of this Registration Statement there are no persons controlled or under common control with the Registrant.

Item 30.	Indemnification.

Reference is made to Section 3 and Section 5 of Registrant’s Declaration of Trust and Section 1.10 of Registrant’s Distribution Agreement.

The Registrant’s Declaration of Trust states that every person who is, has been, or becomes a Trustee or officer of the Trust or is or has been a trustee or director of a Predecessor Entity shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust or a trustee or director of a Predecessor Entity and against amounts paid or incurred by him or her in the settlement thereof.

The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer or agent of the Trust or a trustee or director of a predecessor entity in connection with any proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee, officer or agent of the Trust or a trustee or director of a Predecessor Entity.

The Trust agrees to indemnify, defend and hold the Distributor, its several directors, officers and employees, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which the Distributor, its directors, officers and employees, or any such controlling person may incur under the Securities Act or under common law or otherwise arising out of or based upon

(i) any untrue statement, or alleged untrue statement, of a material fact contained in any registration statement or any prospectus, (ii) any omission, or alleged omission, to state a material fact, required to be stated in either any registration statement or any prospectus, or necessary to make the statements in either thereof not misleading, or (iii) any Trust advertisement or sales literature that is not in compliance with applicable laws, rules or regulations (including, but not limited to the Conduct Rules of the National Association of Securities Dealers, Inc.). However, the Trust’s agreement to indemnify the Distributor, its directors, officers or employees, and any such controlling person, shall not be deemed to cover any claims, demands, liabilities or expenses arising out of any statements or representations as are contained in any prospectus, advertisement or sales literature and in such financial and other statements as are furnished in writing to the Trust by the Distributor and used in the answers to the registration statement or in the corresponding statements made in the prospectus, advertisement or sales literature, or arising out of or based upon any omission or alleged omission to state a material fact in connection with the giving of such information required to be stated in such answers or necessary to make the answers not misleading. Further, the Trust’s agreement to indemnify Distributor and the Trust’s representations and warranties set forth in the Distribution Agreement shall not be deemed to cover any liability to the Trust or its Shareholders to which Distributor would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of Distributor’s reckless disregard of its obligations and duties under the Distribution Agreement.

Item 31.	Business and Other Connections of Investment Advisers

See “Management of the Trust” in Part B. The business or other connections of each director and officer of Security Capital Research & Management Incorporated is currently listed in the investment advisor registration on Form ADV for Security Capital Research & Management Incorporated (File No. 801-53815) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business and other connections of each directors of J.P. Morgan Investment Management Inc. is currently listed in the investment adviser registration on Form ADV for J.P. Morgan Investment Management Inc. (File No. 801-21011) and is incorporated by reference herein.

Item 32.	Principal Underwriters

(a) JPMorgan Distribution Services, Inc. is the principal underwriter of the Registrant’s shares. JPMorgan Distribution Services, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. JPMorgan Distribution Services, Inc. is located at 460 Polaris Parkway, Westerville, Ohio 43082. JPMorgan Distribution Services, Inc. acts as the principal underwriter for the following additional investment companies:

J.P. Morgan Fleming Mutual Fund Group, Inc.

J.P. Morgan Mutual Fund Group

J.P. Morgan Mutual Fund Investment Trust

JPMorgan Trust I

JPMorgan Trust II

JPMorgan Value Opportunities Fund Inc.

Undiscovered Managers Funds

JPMorgan Insurance Trust

(b) The directors and officers of JPMorgan Distribution Services, Inc. are set forth below. The business address of each director or officer is 460 Polaris Parkway, Westerville, Ohio 43082.

Name with Registrant	Positions and Offices with JPMorgan Distributions Services, Inc.	Positions
Susan Montgomery	Director & President	None
Michael R. Machulski	Director, Managing Director & Treasurer	None
Robert L. Young	Director & Managing Director	None
Patricia A. Maleski	Managing Director	President & Principal Executive Officer
Anthony J. Horan	Senior Vice President & Assistant Secretary	None
Colleen A. Meade	Vice President & Secretary	None
James A. Hoffman	Vice President	None
Jessica K. Ditullio	Assistant Secretary	Assistant Secretary
Christine N. Bannerman	Assistant Secretary	None
Frank J. Drozek	Assistant Treasurer	None
Christopher J. Mohr	Assistant Treasurer	None

(c) Not applicable.

Item 33.	Location of Accounts and Records

(1)	Security Capital Research & Management Incorporated, 10 South Dearborn, Chicago, Illinois 60603 (records relating to its functions as Investment Adviser to the U. S. Real Estate Fund).

(2)	J.P. Morgan Investment Management Inc., 270 Park Avenue, New York, New York 10017 (records relating to its functions as Investment Adviser).

(3)	JPMorgan Distribution Services, Inc., 460 Polaris Parkway, Westerville, Ohio 43082 (records relating to its functions as Distributor for all Funds).

(4)	JPMorgan Funds Management, Inc., 460 Polaris Parkway, Westerville, Ohio 43082 (records relating to its functions as Administrator for all Funds).

(5)	Boston Financial Data Services, Inc., 2000 Crown Colony Drive, Quincy, MA 02169 (records relating to its functions as transfer agent to the Funds).

(6)	JPMorgan Chase Bank, N.A. 270 Park Avenue, New York, New York 10017 (records relating to its functions as custodian).

Item 34.	Management Services

N/A

Item 35.	Undertakings

The Registrant undertakes to call a meeting of Shareholders, at the request of at least 10% of the Registrant’s outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

The Registrant undertakes to furnish to each person to whom a prospectus for a particular fund is delivered a copy of the Registrant’s latest annual report to shareholders relating to that fund upon request and without charge.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust II, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 26th day of June 2013.

JPMORGAN TRUST II

By:	PATRICIA A. MALESKI*
Patricia A. Maleski
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on June 26, 2013.

	JOHN F. FINN*	MITCHELL M. MERIN*
	John F. Finn Trustee	Mitchell M. Merin Trustee

	MATTHEW GOLDSTEIN* Matthew Goldstein Trustee	WILLIAM G. MORTON, JR.* William G. Morton, Jr. Trustee

	ROBERT J. HIGGINS*	ROBERT A. ODEN, JR.*
	Robert J. Higgins* Trustee	Robert A. Oden, Jr. Trustee

	FRANKIE D. HUGHES*	MARIAN U. PARDO*
	Frankie D. Hughes Trustee	Marian U. Pardo Trustee

	PETER C. MARSHALL*	FREDERICK W. RUEBECK*
	Peter C. Marshall Trustee	Frederick W. Ruebeck Trustee

	MARY E. MARTINEZ*	JAMES J. SCHONBACHLER*
	Mary E. Martinez Trustee	James J. Schonbachler Trustee

	MARILYN MCCOY*	By	PATRICIA A. MALESKI* Patricia A. Maleski President and Principal Executive Officer
Marilyn McCoy Trustee

By	JOY C. DOWD*
Joy C. Dowd Treasurer and Principal Financial Officer

*By	/S/ GREGORY SAMUELS
Gregory Samuels
Attorney-in-Fact

Exhibit Index

Exhibit No.	Description

(i)	Opinion and consent of counsel

(j)(1)	Consent of independent registered public accounting firm